UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.61%

ADVERTISING — 0.19%
Affinion Group Inc.
12.50%, 11/10/22 (Call 05/10/20)[a]	$2,182	$1,942,056
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 08/31/17)	3,675	3,811,257

		5,753,313
AEROSPACE & DEFENSE — 1.58%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (Call 08/19/17)[a]	3,100	3,221,675
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	8,516	9,093,385
5.72%, 02/23/19	4,100	4,305,205
5.87%, 02/23/22[b]	3,750	4,099,810
6.15%, 08/15/20[b]	6,800	7,398,400
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 08/31/17)	2,782	2,837,640
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a]	2,350	2,521,002
TransDigm Inc.
5.50%, 10/15/20 (Call 08/31/17)[b]	4,297	4,365,537
6.00%, 07/15/22 (Call 08/31/17)[b]	7,150	7,463,208
Triumph Group Inc.
4.88%, 04/01/21 (Call 08/31/17)[b]	2,675	2,531,219

		47,837,081
AGRICULTURE — 0.13%
Alliance One International Inc.
9.88%, 07/15/21 (Call 08/31/17)[b]	4,536	4,037,040

		4,037,040
AIRLINES — 1.00%
Air Canada
7.75%, 04/15/21[a,b]	3,870	4,435,988
Allegiant Travel Co.
5.50%, 07/15/19	3,045	3,144,438
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	4,165	4,308,151
5.50%, 10/01/19[a]	5,575	5,857,095
6.13%, 06/01/18[b]	3,795	3,902,209
Continental Airlines Inc. Pass Through Trust Series 2012-3, Class C
6.13%, 04/29/18	3,259	3,339,196
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[a,b]	2,600	2,717,563
8.50%, 11/15/19[a]	2,575	2,717,526

		30,422,166

Security	Principal (000s)	Value
APPAREL — 0.10%
William Carter Co. (The)
5.25%, 08/15/21 (Call 08/31/17)	$3,100	$3,181,375

		3,181,375
AUTO MANUFACTURERS — 1.03%
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (Call 04/15/19)[a,b]	2,750	2,855,574
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[b]	8,845	9,178,797
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a]	2,650	2,671,159
4.13%, 12/15/18[a]	3,950	4,027,703
4.25%, 11/15/19[a,b]	2,625	2,694,836
Navistar International Corp.
8.25%, 11/01/21 (Call 08/31/17)	9,820	9,927,202

		31,355,271
AUTO PARTS & EQUIPMENT — 0.73%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 08/31/17)[b]	2,585	2,669,013
Dana Inc.
5.38%, 09/15/21 (Call 08/31/17)	3,010	3,098,795
Titan International Inc.
6.88%, 10/01/20 (Call 08/31/17)[b]	2,817	2,919,116
ZF North America Capital Inc.
4.00%, 04/29/20[a]	6,365	6,528,766
4.50%, 04/29/22[a]	6,600	6,937,804

		22,153,494
BANKS — 0.09%
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	2,670	2,739,323

		2,739,323
BEVERAGES — 0.13%
Ajecorp BV
6.50%, 05/14/22 (Call 08/31/17)[a]	2,750	2,376,458
DS Services of America Inc.
10.00%, 09/01/21 (Call 09/01/17)[a]	1,468	1,552,410

		3,928,868
BIOTECHNOLOGY — 0.05%
Concordia International Corp.
9.00%, 04/01/22 (Call 10/01/19)[a,b]	1,800	1,372,500

		1,372,500
BUILDING MATERIALS — 0.38%
Griffon Corp.
5.25%, 03/01/22 (Call 08/31/17)	4,306	4,402,885
Omnimax International Inc.
12.00%, 08/15/20 (Call 02/15/18)[a,b]	2,075	2,257,427

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 08/31/17)	$805	$842,483
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a,b]	3,770	3,906,662

		11,409,457
CHEMICALS — 2.53%
CF Industries Inc.
6.88%, 05/01/18	5,550	5,747,857
7.13%, 05/01/20	6,300	6,931,575
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/17)[b]	10,595	9,972,544
10.38%, 02/01/22 (Call 02/01/19)[a,b]	3,640	3,685,500
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 08/31/17)	3,700	2,654,750
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	5,545	5,818,646
INVISTA Finance LLC
4.25%, 10/15/19[a,b]	1,455	1,488,647
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 08/31/17)	5,325	5,325,000
MPM Escrow LLC
8.88%, 10/15/20[c,d]	4,400	—
Perstorp Holding AB
11.00%, 09/30/21 (Call 11/18/18)[a]	2,100	2,241,750
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	7,675	7,962,812
10.38%, 05/01/21 (Call 05/01/18)[a]	3,658	4,033,326
TPC Group Inc.
8.75%, 12/15/20 (Call 08/31/17)[a,b]	5,380	5,070,650
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/31/17)	6,254	6,329,333
7.50%, 03/15/22 (Call 03/15/18)[a,b]	4,086	4,285,193
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	4,882	5,272,560

		76,820,143
COAL — 0.73%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 08/31/17)[b]	11,775	11,826,516
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a]	6,410	4,894,355
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[a]	3,400	3,468,000
Westmoreland Coal Co.
8.75%, 01/01/22 (Call 01/01/18)[a]	2,250	1,954,688

		22,143,559
COMMERCIAL SERVICES — 3.45%
ADT Corp. (The)
3.50%, 07/15/22	6,000	5,940,000
6.25%, 10/15/21	6,800	7,418,800
APX Group Inc.
6.38%, 12/01/19 (Call 08/31/17)[b]	3,375	3,467,812
8.75%, 12/01/20 (Call 08/31/17)[b]	6,655	6,819,295
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 08/31/17)[a,b]	3,150	3,145,013
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	3,655	3,134,162

Security	Principal (000s)	Value
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 08/31/17)[a,b]	$2,985	$3,164,100
Emeco Pty Ltd.
9.25%, 03/31/22 (Call 01/31/20)[a]	1,100	1,114,300
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 08/28/17)[a]	4,600	3,358,000
Graham Holdings Co.
7.25%, 02/01/19[b]	2,825	3,013,333
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[a,b]	3,875	4,176,193
Hertz Corp. (The)
5.88%, 10/15/20 (Call 08/31/17)[b]	5,365	5,063,219
6.75%, 04/15/19 (Call 08/31/17)[b]	2,470	2,470,000
7.38%, 01/15/21 (Call 08/31/17)[b]	3,320	3,180,975
7.63%, 06/01/22 (Call 06/01/19)[a,b]	8,025	7,944,750
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 08/31/17)[a]	2,810	2,285,467
Monitronics International Inc.
9.13%, 04/01/20 (Call 08/31/17)[b]	4,020	3,758,700
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 08/31/17)[a,b]	4,450	4,587,044
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 08/31/17)	5,319	5,396,125
5.00%, 04/15/22 (Call 08/31/17)[a,b]	15,800	16,313,500
RR Donnelley & Sons Co.
7.63%, 06/15/20[b]	996	1,101,078
7.88%, 03/15/21	2,730	2,958,638
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 08/31/17)	3,025	3,109,133
Syniverse Foreign Holdings Corp.
9.13%, 01/15/22 (Call 01/15/19)[a]	1,453	1,471,163
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 08/31/17)	247	240,825

		104,631,625
COMPUTERS — 2.41%
Dell Inc.
4.63%, 04/01/21[b]	2,625	2,731,458
5.65%, 04/15/18	3,630	3,702,668
5.88%, 06/15/19	4,325	4,555,152
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a,b]	11,000	11,509,479
EMC Corp.
1.88%, 06/01/18[b]	16,675	16,591,625
2.65%, 06/01/20	13,427	13,225,595
Everi Payments Inc.
10.00%, 01/15/22 (Call 01/15/18)	2,375	2,593,643
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 08/31/17)[a]	4,765	4,717,350
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	2,989	3,142,186
NCR Corp.
4.63%, 02/15/21 (Call 08/31/17)	3,420	3,488,400
5.00%, 07/15/22 (Call 08/31/17)	1,200	1,225,607
5.88%, 12/15/21 (Call 12/15/17)	3,150	3,282,836
Sungard Availability Services Capital Inc.
8.75%, 04/01/22 (Call 04/01/19)[a,b]	2,950	2,301,000

		73,066,999

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.63%
Avon Products Inc.
6.60%, 03/15/20	$2,815	$2,869,329
Edgewell Personal Care Co.
4.70%, 05/19/21	4,540	4,832,830
4.70%, 05/24/22[b]	3,550	3,816,250
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 08/31/17)[a,b]	4,665	4,745,909
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 08/31/17)[b]	3,417	2,836,110

		19,100,428
DISTRIBUTION & WHOLESALE — 0.52%
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[a,b]	6,655	6,937,838
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	8,500	8,928,269

		15,866,107
DIVERSIFIED FINANCIAL SERVICES — 9.91%
Aircastle Ltd.
4.63%, 12/15/18	3,070	3,160,565
5.13%, 03/15/21[b]	4,390	4,660,364
5.50%, 02/15/22	3,425	3,713,494
6.25%, 12/01/19[b]	3,578	3,863,122
Ally Financial Inc.
3.25%, 02/13/18	3,858	3,882,743
3.25%, 11/05/18[b]	5,410	5,461,564
3.50%, 01/27/19	5,086	5,157,522
3.60%, 05/21/18	6,620	6,684,338
3.75%, 11/18/19[b]	5,355	5,475,488
4.13%, 03/30/20	4,975	5,122,695
4.13%, 02/13/22	4,500	4,626,000
4.25%, 04/15/21[b]	4,050	4,179,263
4.63%, 05/19/22[b]	2,695	2,815,969
4.75%, 09/10/18[b]	5,445	5,582,986
6.25%, 12/01/17	4,790	4,846,881
7.50%, 09/15/20	3,230	3,661,278
8.00%, 12/31/18	3,260	3,512,650
8.00%, 03/15/20[b]	6,869	7,802,039
CIT Group Inc.
3.88%, 02/19/19	7,060	7,226,873
5.38%, 05/15/20	5,145	5,556,600
5.50%, 02/15/19[a]	9,095	9,531,146
Enova International Inc.
9.75%, 06/01/21 (Call 08/31/17)[b]	3,400	3,570,000
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[a]	3,835	4,113,038
Fly Leasing Ltd.
6.75%, 12/15/20 (Call 08/31/17)	2,070	2,164,587
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 08/31/17)	8,785	8,874,680
5.88%, 02/01/22 (Call 08/31/17)[b]	8,873	9,139,190
6.00%, 08/01/20 (Call 08/31/17)	11,765	12,088,537
6.25%, 02/01/22 (Call 02/01/19)	4,695	4,893,082
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a]	4,914	4,721,433

Security	Principal (000s)	Value
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 08/31/17)[a]	$3,100	$3,110,333
7.38%, 04/01/20 (Call 08/31/17)[a]	3,750	3,853,125
7.50%, 04/15/21 (Call 10/15/17)[a]	2,550	2,658,375
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[a]	3,395	3,513,825
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[a]	1,465	1,549,238
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/31/17)	2,822	2,824,940
6.50%, 07/01/21 (Call 08/31/17)	4,425	4,524,847
7.88%, 10/01/20 (Call 08/31/17)	2,885	2,958,670
9.63%, 05/01/19 (Call 08/31/17)	750	773,438
Navient Corp.
4.63%, 09/25/17	2,390	2,393,120
4.88%, 06/17/19	6,705	6,927,802
5.00%, 10/26/20	3,455	3,558,650
5.50%, 01/15/19[b]	8,265	8,566,672
5.88%, 03/25/21	4,205	4,430,541
6.50%, 06/15/22	4,950	5,271,750
6.63%, 07/26/21	5,135	5,507,287
7.25%, 01/25/22	4,875	5,374,688
8.00%, 03/25/20	9,998	11,061,423
8.45%, 06/15/18	10,585	11,116,367
NewStar Financial Inc.
7.25%, 05/01/20 (Call 08/31/17)	2,925	3,005,438
Och-Ziff Finance Co. LLC
4.50%, 11/20/19[a]	1,800	1,710,172
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 08/31/17)[a]	4,770	4,996,575
7.25%, 12/15/21 (Call 12/15/17)[a]	5,425	5,709,812
Springleaf Finance Corp.
5.25%, 12/15/19[b]	4,668	4,864,445
6.13%, 05/15/22[b]	6,750	7,095,288
6.90%, 12/15/17	6,290	6,388,281
7.75%, 10/01/21[b]	4,320	4,843,800
8.25%, 12/15/20[b]	6,680	7,500,156
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 08/31/17)[a,b]	4,485	4,218,143
Transworld Systems Inc.
9.50%, 08/15/21 (Call 08/31/17)[a,b]	1,750	1,159,375
VHF Parent LLC/Orchestra
6.75%, 06/15/22[a]	1,935	2,033,257
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 08/31/17)	1,800	1,035,000

		300,622,960
ELECTRIC — 1.84%
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	4,850	5,527,601
8.00%, 06/01/20	2,730	3,131,537
Calpine Corp.
6.00%, 01/15/22 (Call 08/31/17)[a]	5,345	5,525,394
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)[b]	5,150	5,608,788
Dynegy Inc.
6.75%, 11/01/19 (Call 08/31/17)[b]	14,225	14,736,128
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	2,735	2,775,232
5.00%, 05/01/18 (Call 04/01/18)	2,725	2,765,194

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	$6,000	$6,290,209
7.88%, 05/15/21 (Call 08/31/17)[b]	660	679,800
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	3,800	3,049,500
4.63%, 07/15/19 (Call 04/15/19)[a]	1,134	1,119,825
6.50%, 05/01/18	2,410	2,448,467
9.50%, 07/15/22 (Call 07/15/20)[a]	2,500	2,206,250

		55,863,925
ELECTRICAL COMPONENTS & EQUIPMENT — 0.13%
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 08/31/17)[b]	3,850	3,979,938

		3,979,938
ELECTRONICS — 0.08%
Sanmina Corp.
4.38%, 06/01/19[a,b]	2,225	2,285,492

		2,285,492
ENGINEERING & CONSTRUCTION — 0.07%
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 08/31/17)[a,b]	2,110	2,099,450

		2,099,450
ENTERTAINMENT — 2.13%
AMC Entertainment Holdings Inc.
5.88%, 02/15/22 (Call 08/31/17)	2,225	2,314,253
Churchill Downs Inc.
5.38%, 12/15/21 (Call 08/31/17)	3,650	3,796,456
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	3,280	3,349,700
4.38%, 04/15/21	2,935	3,052,400
4.88%, 11/01/20 (Call 08/01/20)	7,405	7,830,640
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a]	3,125	3,307,716
6.25%, 02/15/22 (Call 08/15/21)[a]	10,400	11,360,994
National CineMedia LLC
6.00%, 04/15/22 (Call 08/31/17)[b]	1,600	1,640,167
Regal Entertainment Group
5.75%, 03/15/22 (Call 08/31/17)[b]	5,150	5,371,827
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 08/15/21 (Call 08/15/18)[a,b]	3,071	3,135,619
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	14,331	15,280,429
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 08/31/17)[a]	4,025	4,228,383

		64,668,584
ENVIRONMENTAL CONTROL — 0.65%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 08/31/17)	6,525	6,648,250
5.25%, 08/01/20 (Call 08/31/17)	4,988	5,050,350
GFL Environmental Inc.
5.63%, 05/01/22 (Call 05/01/19)[a]	2,075	2,141,141
9.88%, 02/01/21 (Call 02/01/18)[a]	3,325	3,597,661

Security	Principal (000s)	Value
Tervita Escrow Corp.
7.63%, 12/01/21 (Call 12/01/18)[a]	$2,196	$2,234,430

		19,671,832
FOOD — 0.89%
B&G Foods Inc.
4.63%, 06/01/21 (Call 08/31/17)	4,462	4,555,296
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 08/31/17)[a,b]	2,266	1,971,015
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 08/31/17)[a,b]	2,879	2,879,360
C&S Group Enterprises LLC
5.38%, 07/15/22 (Call 08/31/17)[a]	2,750	2,700,938
Darling Ingredients Inc.
5.38%, 01/15/22 (Call 08/31/17)	825	855,620
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.88%, 05/01/21 (Call 08/31/17)[b]	2,775	2,837,727
Simmons Foods Inc.
7.88%, 10/01/21 (Call 10/01/17)[a]	2,788	2,967,284
SUPERVALU Inc.
6.75%, 06/01/21 (Call 08/31/17)[b]	2,520	2,508,240
Tesco PLC
5.50%, 11/15/17[a,b]	4,150	4,185,483
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 08/31/17)	1,475	1,526,738

		26,987,701
FOREST PRODUCTS & PAPER — 0.09%
Tembec Industries Inc.
9.00%, 12/15/19 (Call 08/31/17)[a]	2,650	2,736,426

		2,736,426
GAS — 0.18%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	2,950	2,921,975
6.88%, 10/15/21 (Call 08/31/17)	2,437	2,412,630

		5,334,605
HAND & MACHINE TOOLS — 0.09%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 08/31/17)[a]	2,990	2,803,125

		2,803,125
HEALTH CARE — PRODUCTS — 1.45%
Alere Inc.
6.50%, 06/15/20 (Call 08/31/17)	2,285	2,322,488
7.25%, 07/01/18 (Call 08/31/17)[b]	2,150	2,158,600
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a,b]	6,800	6,426,000
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	4,500	4,753,125
Immucor Inc.
11.13%, 02/15/22 (Call 08/15/18)[a,b]	2,560	2,679,040
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a]	4,050	4,283,335
12.50%, 11/01/21 (Call 05/01/19)[a]	3,036	3,415,500

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 08/31/17)[a]	$4,963	$4,925,778
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 08/31/17)[a]	8,650	8,498,625
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/31/17)	4,420	4,498,578

		43,961,069
HEALTH CARE — SERVICES — 7.98%
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	6,706	7,066,447
5.63%, 02/15/21 (Call 02/15/18)	9,250	9,627,115
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 08/31/17)[b]	7,000	7,052,500
6.88%, 02/01/22 (Call 02/01/18)[b]	19,548	16,762,410
7.13%, 07/15/20 (Call 08/31/17)[b]	7,938	7,640,325
8.00%, 11/15/19 (Call 08/31/17)[b]	13,192	13,224,980
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 08/31/17)[a]	1,150	1,188,813
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a,b]	3,150	3,291,750
5.63%, 07/31/19[a]	4,660	4,951,250
5.88%, 01/31/22[a]	4,200	4,740,750
6.50%, 09/15/18[a]	2,400	2,514,000
HCA Healthcare Inc.
6.25%, 02/15/21	6,770	7,344,886
HCA Inc.
3.75%, 03/15/19[b]	10,130	10,347,345
4.25%, 10/15/19	4,285	4,440,646
5.88%, 03/15/22	9,102	10,049,086
6.50%, 02/15/20	20,143	22,031,406
7.50%, 02/15/22	13,050	15,038,928
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 08/31/17)[b]	5,055	5,066,735
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 08/31/17)[b]	3,400	3,162,000
8.00%, 01/15/20	5,180	5,237,687
LifePoint Health Inc.
5.50%, 12/01/21 (Call 08/31/17)[b]	7,740	8,030,250
Opal Acquisition Inc.
10.00%, 10/01/24 (Call 07/01/19)[a]	3,352	3,000,040
Select Medical Corp.
6.38%, 06/01/21 (Call 08/31/17)[b]	5,075	5,228,836
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 04/15/18)[a]	2,500	2,715,000
Tenet Healthcare Corp.
4.38%, 10/01/21	6,824	6,969,010
4.50%, 04/01/21[b]	6,470	6,616,426
4.75%, 06/01/20	3,260	3,372,827
5.50%, 03/01/19	2,865	2,960,415
6.00%, 10/01/20[b]	12,040	12,882,800
7.50%, 01/01/22 (Call 01/01/19)[a,b]	4,990	5,416,645
8.00%, 08/01/20 (Call 08/31/17)[b]	4,353	4,412,854
8.13%, 04/01/22[b]	18,270	19,658,520

		242,042,682
HOLDING COMPANIES — DIVERSIFIED — 0.41%
HRG Group Inc.
7.75%, 01/15/22 (Call 08/31/17)	6,050	6,382,750
7.88%, 07/15/19 (Call 08/31/17)	5,845	5,970,830

		12,353,580

Security	Principal (000s)	Value
HOME BUILDERS — 2.64%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 02/15/21 (Call 08/31/17)[a,b]	$1,750	$1,800,677
AV Homes Inc.
6.63%, 05/15/22 (Call 05/15/19)[a]	2,675	2,768,625
Beazer Homes USA Inc.
8.75%, 03/15/22 (Call 03/15/19)[b]	3,857	4,304,682
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 08/31/17)[a]	4,145	4,268,487
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 08/31/17)[a]	2,750	2,862,812
CalAtlantic Group Inc.
8.38%, 05/15/18	4,041	4,232,488
8.38%, 01/15/21[b]	2,865	3,362,243
Century Communities Inc.
6.88%, 05/15/22 (Call 08/31/17)	366	383,690
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[a]	2,840	2,999,540
KB Home
4.75%, 05/15/19 (Call 02/15/19)[b]	3,110	3,207,188
7.00%, 12/15/21 (Call 09/15/21)[b]	3,150	3,529,982
8.00%, 03/15/20[b]	2,625	2,938,542
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)[b]	4,130	4,245,452
4.50%, 06/15/19 (Call 04/16/19)[b]	3,750	3,875,812
4.50%, 11/15/19 (Call 08/15/19)	4,155	4,302,502
4.75%, 12/15/17 (Call 09/15/17)	2,828	2,834,080
4.75%, 04/01/21 (Call 02/01/21)[b]	3,660	3,869,535
Mattamy Group Corp.
6.50%, 11/15/20 (Call 08/31/17)[a,b]	3,112	3,174,629
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	5,045	5,240,494
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 08/31/17)[a,b]	3,971	4,066,552
Toll Brothers Finance Corp.
4.00%, 12/31/18 (Call 11/30/18)	2,440	2,485,750
5.88%, 02/15/22 (Call 11/15/21)[b]	2,825	3,154,113
8.91%, 10/15/17	2,786	2,825,004
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	3,160	3,242,950

		79,975,829
HOUSEHOLD PRODUCTS & WARES — 0.06%
Prestige Brands Inc.
5.38%, 12/15/21 (Call 08/31/17)[a,b]	1,730	1,782,080

		1,782,080
INSURANCE — 0.92%
Genworth Holdings Inc.
6.52%, 05/22/18[b]	4,135	4,146,630
7.20%, 02/15/21	2,495	2,365,884
7.63%, 09/24/21	4,925	4,676,014
7.70%, 06/15/20	2,625	2,567,578

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
HUB International Ltd.
7.88%, 10/01/21 (Call 08/31/17)[a]	$8,230	$8,603,779
Radian Group Inc.
5.25%, 06/15/20	2,614	2,758,345
7.00%, 03/15/21	2,395	2,676,412

		27,794,642
INTERNET — 0.93%
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[a,b]	2,300	2,410,893
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 08/31/17)	1,258	1,267,828
Netflix Inc.
5.38%, 02/01/21[b]	3,502	3,780,813
5.50%, 02/15/22	5,200	5,629,000
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	3,000	3,089,778
4.20%, 09/15/20[b]	4,475	4,736,526
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[a]	6,575	7,240,719

		28,155,557
IRON & STEEL — 2.23%
AK Steel Corp.
7.63%, 10/01/21 (Call 10/01/17)[b]	3,025	3,150,286
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	3,479	3,519,008
9.38%, 06/01/19[b]	2,665	2,869,317
ArcelorMittal
5.75%, 08/05/20[b]	3,950	4,267,642
6.00%, 03/01/21	6,054	6,614,752
6.13%, 06/01/18	3,590	3,698,304
6.75%, 02/25/22	7,300	8,216,885
Baffinland Iron Mines Corp.
12.00%, 02/01/22 (Call 02/01/21)[a,b]	1,750	1,682,917
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[a,b]	3,545	3,737,504
Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[a]	3,540	3,978,960
Commercial Metals Co.
7.35%, 08/15/18[b]	1,886	1,986,888
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 08/31/17)[a]	18	18,405
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 08/31/17)[a,b]	5,025	5,251,125
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)	4,900	5,039,635
U.S. Steel Corp.
7.38%, 04/01/20[b]	3,076	3,339,269
7.50%, 03/15/22 (Call 08/31/17)[b]	2,750	2,847,682
8.38%, 07/01/21 (Call 07/01/18)[a]	6,685	7,395,281

		67,613,860
LEISURE TIME — 0.51%
24 Hour Fitness Worldwide Inc.
8.00%, 06/01/22 (Call 08/31/17)[a]	3,250	3,030,625
Gibson Brands Inc.
8.88%, 08/01/18 (Call 08/31/17)[a,b]	2,650	2,255,444

Security	Principal (000s)	Value
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a]	$4,865	$4,998,787
4.75%, 12/15/21 (Call 12/15/18)[a,b]	4,950	5,115,673

		15,400,529
LODGING — 1.85%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 08/31/17)	5,975	6,143,462
11.00%, 10/01/21 (Call 08/31/17)	7,275	7,746,476
Choice Hotels International Inc.
5.75%, 07/01/22	438	487,822
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	5,055	5,297,219
MGM Resorts International
5.25%, 03/31/20[b]	3,380	3,581,955
6.63%, 12/15/21	8,855	9,959,690
6.75%, 10/01/20	6,660	7,384,725
7.75%, 03/15/22	6,790	7,977,571
8.63%, 02/01/19	4,755	5,215,031
Seminole Hard Rock Entertainment Inc./Seminole Hard Rock International LLC
5.88%, 05/15/21 (Call 08/31/17)[a]	2,275	2,310,547

		56,104,498
MACHINERY — 1.09%
CNH Industrial Capital LLC
3.38%, 07/15/19	3,275	3,321,786
3.63%, 04/15/18	4,385	4,424,753
3.88%, 07/16/18	4,495	4,553,490
3.88%, 10/15/21	2,745	2,817,717
4.38%, 11/06/20[b]	4,930	5,153,467
4.38%, 04/05/22[b]	3,400	3,570,000
4.88%, 04/01/21	3,350	3,551,322
Komatsu Mining Corp.
5.13%, 10/15/21	1,959	2,177,037
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)[b]	3,374	3,576,440

		33,146,012
MANUFACTURING — 1.02%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[a]	2,009	2,077,641
Bombardier Inc.
4.75%, 04/15/19[a,b]	4,345	4,450,386
5.75%, 03/15/22[a]	3,275	3,332,968
7.75%, 03/15/20[a,b]	5,655	6,169,039
8.75%, 12/01/21[a]	9,300	10,555,500
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 08/16/17)[a]	1,766	1,801,320
LSB Industries Inc.
8.50%, 08/01/19 (Call 08/31/17)[e]	2,627	2,587,595

		30,974,449
MEDIA — 6.38%
Altice Financing SA
6.50%, 01/15/22 (Call 08/31/17)[a]	5,800	6,044,760
Altice Luxembourg SA
7.75%, 05/15/22 (Call 08/31/17)[a]	13,425	14,264,062

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Cablevision Systems Corp.
7.75%, 04/15/18	$5,895	$6,095,831
8.00%, 04/15/20[b]	3,690	4,136,490
8.63%, 09/15/17	1,906	1,917,978
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 03/15/21 (Call 08/31/17)	2,650	2,732,812
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 08/31/17)[a]	9,295	9,524,401
6.38%, 09/15/20 (Call 08/31/17)[a]	5,962	6,074,226
Clear Channel Worldwide Holdings Inc. Series B
7.63%, 03/15/20 (Call 08/31/17)[b]	11,708	11,795,810
Cogeco Communications Inc.
4.88%, 05/01/20 (Call 08/31/17)[a]	2,020	2,070,816
CSC Holdings LLC
6.75%, 11/15/21	7,104	7,899,006
8.63%, 02/15/19	3,442	3,777,595
DISH DBS Corp.
4.25%, 04/01/18	8,080	8,187,060
5.13%, 05/01/20	7,850	8,229,008
5.88%, 07/15/22[b]	4,375	4,761,108
6.75%, 06/01/21	13,450	14,846,278
7.88%, 09/01/19	9,484	10,465,594
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/31/17)	7,164	5,802,840
9.00%, 03/01/21 (Call 08/31/17)	8,450	6,286,448
11.25%, 03/01/21 (Call 08/31/17)	2,775	2,115,937
11.25%, 03/01/21 (Call 08/31/17)[a]	3,125	2,369,406
Lee Enterprises Inc.
9.50%, 03/15/22 (Call 03/15/18)[a]	2,600	2,680,820
SFR Group SA
6.00%, 05/15/22 (Call 08/31/17)[a,b]	16,750	17,519,080
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 08/16/17)[b]	3,975	4,082,325
Sirius XM Radio Inc.
5.75%, 08/01/21 (Call 08/04/17)[a,b]	3,975	4,089,270
TEGNA Inc.
4.88%, 09/15/21 (Call 09/15/17)[a,b]	2,800	2,880,500
5.13%, 10/15/19 (Call 08/31/17)	4,405	4,486,693
5.13%, 07/15/20 (Call 08/31/17)	4,105	4,210,576
Time Inc.
5.75%, 04/15/22 (Call 08/31/17)[a,b]	4,200	4,327,909
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	1,025	1,076,250
Urban One Inc.
7.38%, 04/15/22 (Call 04/15/18)[a,b]	2,385	2,467,623
Videotron Ltd.
5.00%, 07/15/22[b]	700	749,000
Virgin Media Secured Finance PLC
5.25%, 01/15/21[b]	2,900	3,093,252
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 08/31/17)[a]	2,335	2,405,561

		193,466,325
MINING — 3.74%
Aleris International Inc.
7.88%, 11/01/20 (Call 08/31/17)[b]	3,040	2,927,425
9.50%, 04/01/21 (Call 04/01/18)[a]	5,185	5,490,429
Anglo American Capital PLC
2.63%, 09/27/17[a]	3,550	3,550,888
3.63%, 05/14/20[a]	5,800	5,914,985

Security	Principal (000s)	Value
4.13%, 04/15/21[a]	$3,250	$3,365,255
4.45%, 09/27/20[a]	3,200	3,376,000
9.38%, 04/08/19[a]	5,000	5,567,625
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[a]	2,525	2,485,303
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[a]	1,885	2,017,351
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 08/31/17)[a,b]	4,114	4,206,565
Ferroglobe PLC/Globe Specialty Metals Inc.
9.38%, 03/01/22 (Call 03/01/19)[a]	2,000	2,146,429
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[a,b]	5,200	5,367,651
Freeport-McMoRan Inc.
2.30%, 11/14/17	4,550	4,541,022
2.38%, 03/15/18	9,925	9,921,923
3.10%, 03/15/20	6,781	6,741,444
3.55%, 03/01/22 (Call 12/01/21)[b]	12,309	11,962,296
4.00%, 11/14/21[b]	4,100	4,094,875
6.50%, 11/15/20 (Call 08/31/17)	4,055	4,161,444
6.75%, 02/01/22 (Call 02/01/18)	3,000	3,150,625
Hecla Mining Co.
6.88%, 05/01/21 (Call 08/31/17)	3,043	3,141,264
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[a]	4,750	5,426,875
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	3,875	4,110,729
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	4,020	4,213,782
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	5,275	5,549,880

		113,432,065
OIL & GAS — 7.92%
Antero Resources Corp.
5.38%, 11/01/21 (Call 08/31/17)[b]	7,149	7,342,070
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[a,b]	9,933	10,181,325
Athabasca Oil Corp.
9.88%, 02/24/22 (Call 02/24/19)[a]	2,625	2,506,875
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 08/31/17)[b]	3,350	3,308,125
Baytex Energy Corp.
5.13%, 06/01/21 (Call 08/31/17)[a]	2,675	2,413,444
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 08/31/17)	5,850	5,352,750
7.63%, 01/15/22 (Call 01/15/18)[b]	2,375	2,167,187
11.50%, 01/15/21 (Call 04/15/18)[a]	2,668	3,100,944
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 08/31/17)[a]	2,400	2,466,000
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 08/31/17)	4,173	4,242,441
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 08/31/17)[b]	3,125	2,897,879
6.13%, 02/15/21[b]	3,653	3,572,564
6.63%, 08/15/20	3,514	3,564,514
Citgo Holding Inc.
10.75%, 02/15/20[a]	10,070	10,535,737

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
CrownRock LP/CrownRock Finance Inc.
7.13%, 04/15/21 (Call 08/31/17)[a]	$2,975	$3,064,250
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a,b]	4,130	3,933,825
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[b]	3,275	3,422,375
Endeavor Energy Resources LP/EER Finance Inc.
7.00%, 08/15/21 (Call 08/31/17)[a,b]	3,500	3,615,739
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)[b]	2,425	2,457,478
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 08/31/17)[b]	8,755	7,408,372
Extraction Oil & Gas Inc./Extraction Finance Corp.
7.88%, 07/15/21 (Call 07/15/18)[a]	4,050	4,244,906
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 08/31/17)	2,300	1,716,580
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 08/31/17)	3,435	3,469,098
7.38%, 05/01/22 (Call 08/31/17)[b]	3,300	3,415,513
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.63%, 12/01/21 (Call 08/31/17)	2,061	1,304,012
Murphy Oil Corp.
3.50%, 12/01/17	3,725	3,738,969
4.00%, 06/01/22 (Call 03/01/22)	500	493,229
Nabors Industries Inc.
4.63%, 09/15/21	4,700	4,502,600
5.00%, 09/15/20	4,615	4,624,230
6.15%, 02/15/18	3,149	3,198,597
Newfield Exploration Co.
5.75%, 01/30/22[b]	5,232	5,533,225
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 08/31/17)	3,202	2,081,300
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 08/31/17)[b]	2,625	2,590,000
6.88%, 03/15/22 (Call 09/15/17)[b]	6,506	6,440,940
Precision Drilling Corp.
6.50%, 12/15/21 (Call 08/31/17)[b]	775	761,437
6.63%, 11/15/20 (Call 08/31/17)	1,435	1,419,737
Pride International LLC
6.88%, 08/15/20[b]	3,697	3,775,561
Puma International Financing SA
6.75%, 02/01/21 (Call 08/31/17)[a]	4,900	5,048,086
QEP Resources Inc.
6.88%, 03/01/21[b]	4,437	4,647,757
Range Resources Corp.
5.75%, 06/01/21 (Call 03/01/21)[a,b]	3,445	3,544,044
Resolute Energy Corp.
8.50%, 05/01/20 (Call 08/31/17)[b]	3,530	3,565,300
Rice Energy Inc.
6.25%, 05/01/22 (Call 08/31/17)	5,000	5,223,453
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[b]	4,400	4,139,667
Sanchez Energy Corp.
7.75%, 06/15/21 (Call 08/31/17)[b]	4,025	3,677,844
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 08/31/17)[a]	4,630	4,833,720
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[b]	6,815	6,354,987
5.80%, 01/23/20 (Call 12/23/19)[b]	5,775	5,952,774
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/31/17)	3,900	3,997,057
6.25%, 04/15/21 (Call 04/15/18)	5,870	6,123,990

Security	Principal (000s)	Value
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[b]	$3,030	$3,033,652
Transocean Inc.
6.50%, 11/15/20	3,025	3,138,437
8.38%, 12/15/21[b]	3,000	3,172,500
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[a,b]	4,890	5,051,957
Unit Corp.
6.63%, 05/15/21 (Call 08/31/17)[b]	4,280	4,247,900
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[b]	6,700	6,590,980
5.75%, 03/15/21 (Call 12/15/20)[b]	5,970	5,641,650
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	7,325	7,526,437
7.50%, 08/01/20 (Call 07/01/20)	3,470	3,708,253

		240,084,273
OIL & GAS SERVICES — 1.43%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 08/31/17)	2,411	2,385,082
Calfrac Holdings LP
7.50%, 12/01/20 (Call 08/31/17)[a]	3,965	3,637,888
Forum Energy Technologies Inc.
6.25%, 10/01/21 (Call 08/31/17)[b]	2,650	2,608,042
FTS International Inc.
6.25%, 05/01/22 (Call 08/31/17)	2,725	2,370,750
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 08/31/17)[a]	1,500	1,390,714
9.88%, 04/01/22 (Call 04/01/20)[a,b]	3,175	3,175,000
PHI Inc.
5.25%, 03/15/19 (Call 08/31/17)	3,475	3,353,375
SESI LLC
6.38%, 05/01/19 (Call 08/31/17)[b]	3,625	3,625,000
7.13%, 12/15/21 (Call 08/31/17)[b]	5,370	5,505,163
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	4,300	3,972,125
5.13%, 09/15/20	2,340	2,287,935
7.75%, 06/15/21 (Call 05/15/21)[b]	5,255	5,402,712
9.63%, 03/01/19	3,245	3,504,600

		43,218,386
PACKAGING & CONTAINERS — 1.96%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[a,b]	975	1,001,813
6.00%, 06/30/21 (Call 08/11/17)[a]	2,500	2,578,125
Ball Corp.
4.38%, 12/15/20	6,907	7,234,575
5.00%, 03/15/22	5,775	6,221,985
Coveris Holdings SA
7.88%, 11/01/19 (Call 08/31/17)[a,b]	3,200	3,164,615
Graphic Packaging International Inc.
4.75%, 04/15/21 (Call 01/15/21)	2,900	3,058,896
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	3,875	4,095,371
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/31/17)[a,b]	1,290	941,700
Plastipak Holdings Inc.
6.50%, 10/01/21 (Call 08/31/17)[a]	2,755	2,850,277

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20 (Call 08/31/17)	$20,695	$21,134,769
6.88%, 02/15/21 (Call 08/31/17)[b]	2,333	2,394,925
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[a]	2,989	3,326,700
Silgan Holdings Inc.
5.00%, 04/01/20 (Call 08/31/17)	1,373	1,389,576

		59,393,327
PHARMACEUTICALS — 2.70%
Endo Finance LLC
5.75%, 01/15/22 (Call 08/31/17)[a,b]	4,650	4,305,900
Endo Finance LLC/Endo Finco Inc.
7.25%, 01/15/22 (Call 08/31/17)[a,b]	2,750	2,701,875
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[a,b]	7,790	8,393,725
Patheon Holdings I BV
7.50%, 02/01/22 (Call 08/31/17)[a]	500	530,000
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 08/31/17)[a]	13,192	12,755,816
5.63%, 12/01/21 (Call 08/31/17)[a]	5,750	5,218,125
6.38%, 10/15/20 (Call 08/31/17)[a]	14,765	14,358,962
6.50%, 03/15/22 (Call 03/15/19)[a]	8,743	9,223,865
6.75%, 08/15/18 (Call 08/15/17)[a]	2,593	2,596,700
6.75%, 08/15/21 (Call 08/31/17)[a]	4,250	4,027,434
7.00%, 10/01/20 (Call 08/31/17)[a]	4,430	4,371,419
7.25%, 07/15/22 (Call 08/31/17)[a]	3,250	3,071,250
7.50%, 07/15/21 (Call 08/31/17)[a]	10,650	10,357,125

		81,912,196
PIPELINES — 2.88%
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	3,273	3,264,818
4.75%, 09/30/21 (Call 06/30/21)[a]	3,550	3,642,389
4.95%, 04/01/22 (Call 01/01/22)	2,450	2,517,171
5.35%, 03/15/20[a]	4,405	4,607,630
9.75%, 03/15/19[a,b]	2,940	3,276,059
Energy Transfer Equity LP
7.50%, 10/15/20	8,480	9,566,188
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 08/31/17)	3,160	3,206,185
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 08/31/17)[b]	2,530	2,593,250
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[a]	1,500	1,543,125
7.12%, 12/15/17[a]	7,444	7,582,706
NuStar Logistics LP
4.80%, 09/01/20	3,495	3,638,683
8.15%, 04/15/18	2,577	2,679,822
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	3,450	3,616,290
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	5,895	6,235,849
6.00%, 01/15/19[a,b]	3,885	4,044,055
6.85%, 07/15/18[a,b]	3,909	4,070,246
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 08/16/17)	2,550	2,537,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 08/31/17)	5,412	5,477,665

Security	Principal (000s)	Value
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	$3,365	$3,537,471
5.88%, 10/01/20 (Call 08/31/17)	3,735	3,804,327
6.13%, 10/15/21 (Call 08/16/17)	5,675	5,880,719

		87,321,898
REAL ESTATE — 0.41%
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[a,b]	2,130	2,235,435
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	3,245	3,351,815
5.25%, 12/01/21 (Call 12/01/17)[a]	4,050	4,228,875
Rialto Holdings LLC/Rialto Corp.
7.00%, 12/01/18 (Call 08/31/17)[a]	2,600	2,629,656

		12,445,781
REAL ESTATE INVESTMENT TRUSTS — 1.58%
DuPont Fabros Technology LP
5.88%, 09/15/21 (Call 08/31/17)	4,225	4,366,922
Equinix Inc.
4.88%, 04/01/20 (Call 08/31/17)[b]	3,195	3,274,967
5.38%, 01/01/22 (Call 01/01/18)	5,275	5,536,552
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[a]	3,645	3,778,270
6.00%, 10/01/20 (Call 10/01/17)[a]	6,731	6,962,659
iStar Inc.
4.00%, 11/01/17 (Call 08/31/17)	3,325	3,325,332
5.00%, 07/01/19 (Call 08/31/17)	5,405	5,457,699
6.00%, 04/01/22 (Call 04/01/19)	2,518	2,594,589
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 02/15/22 (Call 08/31/17)[b]	2,100	2,169,682
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/21 (Call 08/31/17)	1,925	1,970,719
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 08/31/17)[b]	3,510	3,633,306
Starwood Property Trust Inc.
5.00%, 12/15/21 (Call 09/15/21)[b]	4,625	4,824,453

		47,895,150
RETAIL — 3.37%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	8,221	8,416,249
6.00%, 04/01/22 (Call 10/01/17)[a]	13,330	13,775,722
Dollar Tree Inc.
5.25%, 03/01/20 (Call 08/31/17)	3,855	3,961,383
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 08/31/17)[a,b]	2,365	2,382,737
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/31/17)[b]	3,150	2,992,500
6.75%, 01/15/22 (Call 08/31/17)[b]	3,075	2,898,737
GameStop Corp.
5.50%, 10/01/19 (Call 08/31/17)[a]	2,355	2,414,143
6.75%, 03/15/21 (Call 03/15/18)[a,b]	3,550	3,664,594
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 08/31/17)[b]	3,750	3,828,516
Guitar Center Inc.
6.50%, 04/15/19 (Call 08/31/17)[a,b]	4,145	3,699,412

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Hot Topic Inc.
9.25%, 06/15/21 (Call 08/31/17)[a,b]	$2,395	$2,260,709
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	2,893	2,909,635
L Brands Inc.
5.63%, 02/15/22[b]	6,663	6,996,150
6.63%, 04/01/21	7,085	7,720,428
7.00%, 05/01/20	2,840	3,106,250
8.50%, 06/15/19	3,948	4,349,339
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 08/31/17)	3,500	3,180,625
Michaels Stores Inc.
5.88%, 12/15/20 (Call 08/31/17)[a]	3,649	3,740,225
QVC Inc.
3.13%, 04/01/19	2,775	2,812,544
5.13%, 07/02/22	500	533,452
Rite Aid Corp.
6.75%, 06/15/21 (Call 08/31/17)[b]	3,325	3,441,672
9.25%, 03/15/20 (Call 08/31/17)[b]	2,153	2,229,893
Tops Holding LLC/Tops Markets II Corp.
8.00%, 06/15/22 (Call 06/15/18)[a]	3,675	2,967,562
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[a,b]	3,801	3,696,472
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	2,225	2,274,421
3.88%, 11/01/20 (Call 08/01/20)[b]	2,010	2,072,584

		102,325,954
SEMICONDUCTORS — 0.88%
Amkor Technology Inc.
6.63%, 06/01/21 (Call 08/31/17)[b]	2,249	2,292,223
Entegris Inc.
6.00%, 04/01/22 (Call 08/31/17)[a,b]	1,300	1,358,094
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a]	4,850	4,915,863
4.13%, 06/15/20[a]	3,940	4,114,134
4.13%, 06/01/21[a]	9,125	9,569,843
4.63%, 06/15/22[a]	2,650	2,841,794
STATS ChipPAC Pte Ltd.
8.50%, 11/24/20 (Call 11/24/18)[a,b]	1,400	1,489,376

		26,581,327
SHIPBUILDING — 0.15%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	4,375	4,520,672

		4,520,672
SOFTWARE — 1.13%
Blackboard Inc.
9.75%, 10/15/21 (Call 04/15/18)[a]	1,635	1,534,856
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 08/31/17)[a]	11,150	11,540,250
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[a]	3,149	3,337,940
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/16/17)[a]	2,929	3,014,631
6.50%, 05/15/22 (Call 05/15/18)[b]	11,100	11,556,488

Security	Principal (000s)	Value
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/31/17)[a]	$3,225	$3,273,823

		34,257,988
STORAGE & WAREHOUSING — 0.33%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 08/31/17)[a,b]	6,550	6,333,714
10.75%, 10/15/19 (Call 08/31/17)[a,b]	4,275	3,658,433

		9,992,147
TELECOMMUNICATIONS — 9.22%
Anixter Inc.
5.13%, 10/01/21[b]	2,739	2,918,991
5.63%, 05/01/19[b]	2,370	2,496,526
Avanti Communications Group PLC 12.00% (3.00% PIK)
12.00%, 10/01/23[a,f]	1,536	560,744
CenturyLink Inc.
5.80%, 03/15/22	9,327	9,687,693
6.45%, 06/15/21[b]	8,481	9,146,250
Series V
5.63%, 04/01/20	6,730	7,077,016
CommScope Inc.
5.00%, 06/15/21 (Call 08/31/17)[a]	4,525	4,637,559
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[b]	5,045	4,437,986
7.13%, 03/15/19	2,510	2,563,324
8.13%, 10/01/18	3,300	3,437,598
8.50%, 04/15/20	4,063	4,128,468
8.75%, 04/15/22[b]	3,250	2,857,516
8.88%, 09/15/20 (Call 06/15/20)	3,485	3,554,700
9.25%, 07/01/21	3,225	3,055,208
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[a]	3,950	4,483,250
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 08/31/17)[a]	2,485	2,545,261
Hughes Satellite Systems Corp.
6.50%, 06/15/19	6,888	7,423,771
7.63%, 06/15/21	6,385	7,318,407
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 08/31/17)[a]	6,175	6,306,920
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 08/31/17)	14,267	13,714,154
7.50%, 04/01/21 (Call 08/31/17)	7,400	7,011,500
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 08/31/17)	2,743	1,752,091
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 08/31/17)	4,470	4,589,200
Nokia OYJ
3.38%, 06/12/22	3,690	3,724,612
5.38%, 05/15/19	1,962	2,074,815
SoftBank Group Corp.
4.50%, 04/15/20[a]	15,930	16,447,725
Sprint Communications Inc.
7.00%, 03/01/20[a,b]	6,955	7,578,205
7.00%, 08/15/20	10,190	11,158,180
9.00%, 11/15/18[a]	16,653	18,005,890
11.50%, 11/15/21	6,554	8,363,723

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal or Shares (000s)	Value
Sprint Corp.
7.25%, 09/15/21	$14,675	$16,289,250
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)[b]	4,435	4,629,031
6.13%, 01/15/22 (Call 01/15/18)	7,100	7,435,373
Telecom Italia Capital SA
7.00%, 06/04/18	4,503	4,688,749
7.18%, 06/18/19	5,275	5,726,745
ViaSat Inc.
6.88%, 06/15/20 (Call 08/31/17)	3,375	3,440,156
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[a,b]	2,975	3,032,847
5.38%, 07/15/22 (Call 08/31/17)[a]	5,325	5,391,563
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 08/31/17)[a]	11,685	11,831,063
6.50%, 04/30/20 (Call 08/31/17)[a]	3,600	3,717,000
7.38%, 04/23/21 (Call 08/31/17)[a]	17,805	18,493,735
Windstream Services LLC
7.50%, 06/01/22 (Call 06/01/18)[b]	2,900	2,489,266
7.75%, 10/15/20 (Call 08/31/17)[b]	4,784	4,602,336
7.75%, 10/01/21 (Call 08/31/17)[b]	5,354	4,785,138

		279,609,535
TEXTILES — 0.13%
Springs Industries Inc.
6.25%, 06/01/21 (Call 08/31/17)	3,775	3,888,250

		3,888,250
TRANSPORTATION — 0.57%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 08/31/17)[a]	4,150	3,232,212
Neovia Logistics Services LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/31/17)[a]	2,860	2,382,380
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a]	11,200	11,662,000

		17,276,592

TOTAL CORPORATE BONDS & NOTES (Cost: $2,922,700,222)		2,959,799,440

WARRANTS — 0.00%
Affinion (Expires 11/20/22)[d,g]
	8,666	—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 19.12%

MONEY MARKET FUNDS — 19.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[h,i,j]	521,065	521,221,319

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[h,i]	58,601	$58,600,576

		579,821,895

TOTAL SHORT-TERM INVESTMENTS
(Cost: $579,753,363)		579,821,895

TOTAL INVESTMENTS IN SECURITIES — 116.73%		3,539,621,335
(Cost: $3,502,453,585)[k]
Other Assets, Less Liabilities — (16.73)%		(507,204,457)

NET ASSETS — 100.00%		$3,032,416,878

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Issuer is in default of interest payments.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[g]	Non-income earning security.
[h]	Affiliated money market fund.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral.
[k]	The cost of investments for federal income tax purposes was $3,502,915,658. Net unrealized appreciation was $36,705,677, of which $50,922,103 represented gross unrealized appreciation on securities and $14,216,426 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$2,959,799,440	$0[a]	$2,959,799,440
Warrants	—	—	0[a]	0[a]
Money market funds	579,821,895	—	—	579,821,895

Total	$579,821,895	$2,959,799,440	$0[a]	$3,539,621,335

[a]	Rounds to less than $1.

11

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 99.18%

ADVERTISING — 0.17%
Omnicom Group Inc.
3.63%, 05/01/22	$750	$786,660
6.25%, 07/15/19	100	107,979

		894,639
AEROSPACE & DEFENSE — 1.28%
Boeing Co. (The)
4.88%, 02/15/20	650	699,920
6.00%, 03/15/19	175	186,781
General Dynamics Corp.
1.00%, 11/15/17	375	374,649
L3 Technologies Inc.
4.75%, 07/15/20	355	380,303
4.95%, 02/15/21 (Call 11/15/20)	675	732,597
5.20%, 10/15/19	100	106,741
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	779	792,887
Northrop Grumman Corp.
3.50%, 03/15/21	200	209,259
5.05%, 08/01/19	95	100,844
Raytheon Co.
3.13%, 10/15/20	200	208,190
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	925	937,129
United Technologies Corp.
4.50%, 04/15/20	1,710	1,834,509

		6,563,809
AGRICULTURE — 1.14%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	350	355,960
4.75%, 05/05/21	1,325	1,446,299
9.70%, 11/10/18	100	109,920
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	100	102,864
Philip Morris International Inc.
1.88%, 01/15/19	575	576,523
1.88%, 02/25/21 (Call 01/25/21)	1,150	1,139,408
2.63%, 02/18/22 (Call 01/18/22)[a]	275	278,275
5.65%, 05/16/18	681	702,929
Reynolds American Inc.
2.30%, 06/12/18	535	537,514
3.25%, 06/12/20	400	412,496
6.88%, 05/01/20	125	140,597
8.13%, 06/23/19	25	27,843

		5,830,628
AUTO MANUFACTURERS — 4.47%
American Honda Finance Corp.
1.20%, 07/12/19	375	371,808
1.50%, 03/13/18	200	200,050
1.55%, 12/11/17	225	225,078

Security	Principal (000s)	Value
1.65%, 07/12/21	$350	$343,453
2.00%, 02/14/20	355	356,555
2.13%, 10/10/18	450	452,921
2.25%, 08/15/19	200	201,809
2.45%, 09/24/20	225	228,588
Ford Motor Credit Co. LLC
2.15%, 01/09/18	400	400,631
2.24%, 06/15/18	100	100,375
2.46%, 03/27/20	400	401,712
2.68%, 01/09/20	500	505,436
2.94%, 01/08/19	1,050	1,064,325
2.98%, 08/03/22	500	500,000
3.20%, 01/15/21	2,275	2,321,183
3.34%, 03/18/21	450	461,257
3.34%, 03/28/22 (Call 02/28/22)	250	254,291
5.00%, 05/15/18	325	332,920
5.88%, 08/02/21	200	223,198
6.63%, 08/15/17	950	951,539
8.13%, 01/15/20	400	454,596
General Motors Co.
3.50%, 10/02/18	750	763,501
General Motors Financial Co. Inc.
2.40%, 05/09/19	675	677,524
3.10%, 01/15/19	500	507,217
3.15%, 01/15/20 (Call 12/15/19)	300	306,071
3.20%, 07/13/20 (Call 06/13/20)	825	843,625
3.20%, 07/06/21 (Call 06/06/21)	825	837,525
3.25%, 05/15/18	275	278,032
3.45%, 01/14/22 (Call 12/14/21)	900	919,128
4.20%, 03/01/21 (Call 02/01/21)	825	866,087
4.75%, 08/15/17	120	120,123
PACCAR Financial Corp.
1.45%, 03/09/18	85	85,016
Toyota Motor Credit Corp.
1.25%, 10/05/17[a]	330	329,981
1.38%, 01/10/18	525	524,778
1.40%, 05/20/19	900	897,111
1.45%, 01/12/18	500	500,031
1.55%, 07/13/18	925	925,585
1.70%, 02/19/19	475	475,801
1.90%, 04/08/21	725	720,167
2.00%, 10/24/18	950	956,711
2.13%, 07/18/19	160	161,372
2.15%, 03/12/20	250	251,761
2.60%, 01/11/22	150	152,555
3.30%, 01/12/22	475	495,677

		22,947,104
BANKS — 35.98%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	300	300,927
2.63%, 05/19/22[a]	350	351,394
Australia & New Zealand Banking Group Ltd./New York NY
1.50%, 01/16/18	600	600,071
2.25%, 06/13/19	450	453,629
2.55%, 11/23/21	750	753,484
Banco Santander SA
3.50%, 04/11/22	200	205,725
Bank of America Corp.
1.70%, 08/25/17	250	250,040
2.00%, 01/11/18	869	870,642

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
2.60%, 01/15/19	$1,815	$1,835,163
2.63%, 10/19/20	1,100	1,113,760
2.63%, 04/19/21	590	594,656
2.65%, 04/01/19	1,100	1,113,660
5.49%, 03/15/19	100	105,322
5.63%, 07/01/20	800	876,220
5.65%, 05/01/18	1,200	1,234,435
5.70%, 01/24/22	800	904,789
5.75%, 12/01/17	650	659,152
6.00%, 09/01/17	70	70,245
6.40%, 08/28/17	735	737,515
6.88%, 04/25/18	1,250	1,296,999
6.88%, 11/15/18	100	106,323
7.63%, 06/01/19	750	825,412
Series L
2.25%, 04/21/20	775	778,322
Bank of America N.A.
1.75%, 06/05/18[a]	500	501,076
Bank of Montreal
1.40%, 04/10/18	725	724,766
1.45%, 04/09/18 (Call 03/09/18)	675	675,017
1.50%, 07/18/19	1,000	994,299
1.90%, 08/27/21	200	197,424
2.38%, 01/25/19 (Call 12/25/18)	750	757,476
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18 (Call 04/22/18)	485	485,692
2.05%, 05/03/21 (Call 04/03/21)	500	497,248
2.10%, 08/01/18 (Call 07/02/18)	100	100,546
2.10%, 01/15/19 (Call 12/15/18)	400	402,566
2.20%, 05/15/19 (Call 04/15/19)	100	100,787
2.45%, 11/27/20 (Call 10/27/20)	675	683,632
2.60%, 02/07/22 (Call 01/07/22)	600	606,040
5.45%, 05/15/19	125	133,048
Series G
2.15%, 02/24/20 (Call 01/24/20)	925	931,457
Bank of Nova Scotia (The)
1.45%, 04/25/18	425	424,879
1.65%, 06/14/19	525	523,509
1.70%, 06/11/18 (Call 05/11/18)	875	876,453
2.05%, 10/30/18	275	276,291
2.15%, 07/14/20	500	501,486
2.35%, 10/21/20	425	428,178
2.45%, 03/22/21	595	599,365
2.80%, 07/21/21	400	407,314
Barclays PLC
2.00%, 03/16/18	400	400,633
2.88%, 06/08/20	700	708,290
3.20%, 08/10/21	575	586,772
3.25%, 01/12/21	600	612,516
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)[a]	875	878,772
2.25%, 02/01/19 (Call 01/02/19)	200	201,758
2.63%, 06/29/20 (Call 05/29/20)	300	305,885
2.75%, 04/01/22 (Call 03/01/22)	500	509,014
6.85%, 04/30/19	75	81,461
BNP Paribas SA
2.38%, 09/14/17	200	200,233
2.40%, 12/12/18	1,000	1,009,775
2.45%, 03/17/19	250	252,893
2.70%, 08/20/18	550	556,288
5.00%, 01/15/21	700	763,995

Security	Principal (000s)	Value
BPCE SA
2.25%, 01/27/20[a]	$850	$852,194
2.50%, 07/15/19	500	508,337
2.75%, 12/02/21	300	303,432
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	1,250	1,243,749
2.63%, 01/15/22 (Call 12/15/21)	300	304,272
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	388	388,123
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	890	896,002
2.50%, 05/12/20 (Call 04/12/20)	125	125,995
3.05%, 03/09/22 (Call 02/09/22)[a]	475	482,963
6.75%, 09/15/17	395	397,405
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	600	599,922
2.25%, 09/13/21 (Call 08/13/21)	875	863,589
2.35%, 01/31/20 (Call 12/31/19)	500	502,150
2.95%, 07/23/21 (Call 06/23/21)	300	304,510
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	350	351,287
Citigroup Inc.
1.55%, 08/14/17	400	400,018
1.70%, 04/27/18	850	850,239
1.80%, 02/05/18	875	876,021
1.85%, 11/24/17	500	500,637
2.05%, 12/07/18	1,275	1,278,677
2.15%, 07/30/18	500	501,870
2.35%, 08/02/21	525	522,471
2.40%, 02/18/20	575	579,183
2.50%, 09/26/18	325	327,577
2.50%, 07/29/19	550	555,978
2.55%, 04/08/19[a]	600	606,532
2.65%, 10/26/20	425	429,902
2.70%, 03/30/21	1,075	1,086,299
2.75%, 04/25/22 (Call 03/25/22)	650	651,984
2.90%, 12/08/21 (Call 11/08/21)	800	810,833
4.50%, 01/14/22	741	798,175
5.38%, 08/09/20	125	136,225
6.13%, 11/21/17	80	81,087
6.13%, 05/15/18	325	336,071
8.50%, 05/22/19	100	111,278
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	375	376,418
2.65%, 05/26/22 (Call 04/26/22)	560	560,663
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18	750	750,762
2.25%, 03/13/19	550	553,689
2.50%, 09/20/18	500	504,510
2.55%, 03/15/21	850	856,314
Cooperatieve Rabobank UA
3.88%, 02/08/22[a]	1,200	1,277,730
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	750	743,851
2.25%, 01/14/20	250	251,950
2.50%, 01/19/21	550	555,634
2.75%, 01/10/22	250	254,654
Credit Suisse AG/New York NY
1.70%, 04/27/18	750	750,535
2.30%, 05/28/19	1,000	1,007,753
3.00%, 10/29/21	500	512,197
5.30%, 08/13/19	600	640,204

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
5.40%, 01/14/20	$500	$536,928
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	500	506,805
3.13%, 12/10/20	1,250	1,279,458
Deutsche Bank AG
2.85%, 05/10/19	1,450	1,467,062
2.95%, 08/20/20	275	277,860
3.38%, 05/12/21	650	662,972
4.25%, 10/14/21	825	866,775
Deutsche Bank AG/London
1.88%, 02/13/18	325	325,181
2.50%, 02/13/19	125	125,730
6.00%, 09/01/17	435	436,412
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	325	327,967
3.10%, 06/04/20 (Call 05/04/20)	500	512,195
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	445	448,080
2.88%, 07/27/20 (Call 06/27/20)	400	408,790
4.50%, 06/01/18	100	102,248
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	510	506,889
2.30%, 03/15/19 (Call 02/15/19)	400	403,133
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)[a]	250	250,656
2.30%, 12/13/19 (Call 11/13/19)	1,225	1,232,332
2.38%, 01/22/18	565	567,326
2.55%, 10/23/19	650	658,376
2.60%, 04/23/20 (Call 03/23/20)	860	870,251
2.60%, 12/27/20 (Call 12/27/19)	1,025	1,037,044
2.63%, 01/31/19	700	708,644
2.63%, 04/25/21 (Call 03/25/21)	1,275	1,281,827
2.75%, 09/15/20 (Call 08/15/20)	875	887,541
2.88%, 02/25/21 (Call 01/25/21)	705	715,908
2.90%, 07/19/18[a]	425	430,085
5.25%, 07/27/21	1,220	1,342,394
5.38%, 03/15/20	730	789,469
5.95%, 01/18/18	375	382,338
6.00%, 06/15/20	625	690,095
6.15%, 04/01/18	600	617,612
6.25%, 09/01/17	250	250,904
7.50%, 02/15/19	915	992,531
HSBC Holdings PLC
2.65%, 01/05/22	900	905,255
2.95%, 05/25/21	600	611,275
3.40%, 03/08/21	500	517,015
4.00%, 03/30/22	1,550	1,644,886
4.88%, 01/14/22	400	439,393
5.10%, 04/05/21	400	437,339
HSBC USA Inc.
1.50%, 11/13/17[a]	200	200,005
1.70%, 03/05/18	775	775,631
2.00%, 08/07/18	750	752,683
2.35%, 03/05/20[a]	400	403,439
2.75%, 08/07/20	450	458,965
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	900	889,093
3.15%, 03/14/21 (Call 02/14/21)	375	384,245
Huntington National Bank (The)
2.00%, 06/30/18	250	250,931

Security	Principal (000s)	Value
ING Groep NV
3.15%, 03/29/22	$450	$460,110
Intesa Sanpaolo SpA
3.88%, 01/16/18[a]	500	504,280
JPMorgan Chase & Co.
1.63%, 05/15/18	475	475,173
1.80%, 01/25/18	150	150,204
2.00%, 08/15/17	425	425,077
2.20%, 10/22/19	425	427,891
2.25%, 01/23/20 (Call 12/23/19)	575	579,110
2.30%, 08/15/21 (Call 08/15/20)	1,550	1,548,242
2.35%, 01/28/19	850	857,668
2.40%, 06/07/21 (Call 05/07/21)	625	626,899
2.55%, 10/29/20 (Call 09/29/20)	791	800,961
2.55%, 03/01/21 (Call 02/01/21)	1,590	1,604,991
2.75%, 06/23/20 (Call 05/23/20)	940	957,783
4.25%, 10/15/20[a]	750	799,774
4.50%, 01/24/22[a]	1,275	1,384,563
4.95%, 03/25/20	390	418,940
6.00%, 01/15/18	1,550	1,580,825
6.30%, 04/23/19	683	734,601
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	750	755,438
KeyBank N.A./Cleveland OH
1.65%, 02/01/18[a]	300	300,163
2.35%, 03/08/19	850	857,883
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	800	805,598
2.90%, 09/15/20	350	357,652
Lloyds Banking Group PLC
3.00%, 01/11/22	450	454,694
3.10%, 07/06/21	750	763,773
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	250,792
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	500	493,825
2.95%, 03/01/21	900	916,311
Mizuho Financial Group Inc.
2.95%, 02/28/22	450	454,622
Morgan Stanley
1.88%, 01/05/18	313	313,314
2.13%, 04/25/18[a]	475	476,713
2.38%, 07/23/19	755	761,837
2.45%, 02/01/19	850	857,781
2.50%, 01/24/19	932	940,126
2.50%, 04/21/21[a]	1,150	1,153,470
2.63%, 11/17/21	1,088	1,091,032
2.65%, 01/27/20	860	871,507
2.80%, 06/16/20	900	916,216
5.50%, 01/26/20	407	439,762
5.50%, 07/24/20	750	818,722
5.50%, 07/28/21	650	723,609
5.63%, 09/23/19	825	886,600
5.75%, 01/25/21	350	388,129
5.95%, 12/28/17	325	330,737
6.25%, 08/28/17	400	401,334
6.63%, 04/01/18	225	232,197
7.30%, 05/13/19	650	709,773
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	350	351,229
National Australia Bank Ltd./New York
1.88%, 07/12/21	500	490,390

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
2.00%, 01/14/19	$250	$251,181
2.13%, 05/22/20	290	290,306
2.50%, 05/22/22	500	498,916
2.63%, 01/14/21	500	506,525
2.80%, 01/10/22	500	507,366
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	700	700,557
National City Corp.
6.88%, 05/15/19	195	211,706
PNC Bank N.A.
1.50%, 10/18/17 (Call 09/18/17)[b]	250	250,034
1.50%, 02/23/18 (Call 01/24/18)[b]	250	250,140
1.60%, 06/01/18 (Call 05/02/18)[b]	800	801,076
1.70%, 12/07/18 (Call 11/07/18)[b]	550	550,901
1.80%, 11/05/18 (Call 10/06/18)[b]	900	902,821
1.95%, 03/04/19 (Call 02/02/19)[b]	600	601,993
2.15%, 04/29/21 (Call 03/30/21)[a,b]	250	249,577
2.30%, 06/01/20 (Call 05/02/20)[b]	100	100,813
2.45%, 11/05/20 (Call 10/06/20)[b]	250	253,085
2.55%, 12/09/21 (Call 11/09/21)[b]	250	252,952
2.63%, 02/17/22 (Call 01/18/22)[a,b]	600	608,140
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[b]	50	53,831
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	575	577,770
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	25	25,647
Royal Bank of Canada
1.50%, 07/29/19	775	770,608
1.63%, 04/15/19	550	549,167
2.13%, 03/02/20	75	75,339
2.15%, 03/15/19	450	452,746
2.20%, 07/27/18[a]	725	729,767
2.35%, 10/30/20	890	897,296
2.50%, 01/19/21	550	556,974
2.75%, 02/01/22	375	382,047
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	500	501,382
3.45%, 08/27/18 (Call 07/27/18)	125	126,966
3.70%, 03/28/22 (Call 02/28/22)[c]	750	761,196
Santander UK Group Holdings PLC
2.88%, 08/05/21	500	502,353
3.13%, 01/08/21	575	587,686
Santander UK PLC
2.00%, 08/24/18	350	350,947
2.35%, 09/10/19	175	176,345
2.38%, 03/16/20[a]	50	50,434
2.50%, 03/14/19	325	328,225
3.05%, 08/23/18	675	684,207
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	300	294,575
2.80%, 03/11/22	600	609,192
Societe Generale SA
2.75%, 10/12/17	375	375,995
State Street Corp.
1.95%, 05/19/21	400	396,872
2.55%, 08/18/20	700	714,670
4.96%, 03/15/18	125	127,390
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	500	499,732
1.97%, 01/11/19	500	500,753

Security	Principal (000s)	Value
2.05%, 01/18/19	$500	$501,102
2.45%, 01/10/19	500	504,450
2.45%, 01/16/20	900	906,957
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	400	394,175
2.78%, 07/12/22	500	503,483
2.85%, 01/11/22	650	658,310
2.93%, 03/09/21	400	406,830
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	230	231,420
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	300	302,076
2.50%, 05/01/19 (Call 04/01/19)	400	404,330
2.70%, 01/27/22 (Call 12/27/21)	275	276,939
2.90%, 03/03/21 (Call 02/03/21)	330	336,417
Svenska Handelsbanken AB
1.50%, 09/06/19	500	496,268
1.63%, 03/21/18	250	250,199
2.40%, 10/01/20	500	505,129
2.45%, 03/30/21	500	503,445
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	1,035	1,035,116
1.75%, 07/23/18	325	325,791
1.80%, 07/13/21	750	738,425
1.95%, 01/22/19	600	602,557
2.13%, 04/07/21	300	299,618
2.25%, 11/05/19	625	630,901
2.50%, 12/14/20	420	426,173
2.63%, 09/10/18	400	404,618
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	1,225	1,232,189
2.20%, 04/25/19 (Call 03/25/19)	875	883,405
2.35%, 01/29/21 (Call 12/29/20)	1,100	1,110,038
3.00%, 03/15/22 (Call 02/15/22)	100	102,928
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	700	699,650
UBS AG/Stamford CT
2.35%, 03/26/20	1,000	1,008,829
2.38%, 08/14/19	200	201,952
5.75%, 04/25/18	900	927,157
5.88%, 12/20/17	850	864,147
Wachovia Corp.
5.75%, 02/01/18	1,155	1,179,069
Wells Fargo & Co.
1.40%, 09/08/17	250	250,009
1.50%, 01/16/18	275	275,074
2.10%, 07/26/21	1,345	1,329,510
2.13%, 04/22/19	1,350	1,358,287
2.15%, 01/15/19	425	427,710
2.50%, 03/04/21	475	478,356
2.55%, 12/07/20	500	506,822
2.60%, 07/22/20	1,075	1,092,566
3.00%, 01/22/21	500	513,088
3.50%, 03/08/22	220	229,040
5.63%, 12/11/17	635	644,396
Series N
2.15%, 01/30/20	725	728,814
Wells Fargo Bank N.A.
1.65%, 01/22/18	500	500,570
1.80%, 11/28/18	600	601,356
2.15%, 12/06/19	400	402,729

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Westpac Banking Corp.
1.50%, 12/01/17	$200	$200,079
1.60%, 01/12/18	335	335,243
1.60%, 08/19/19	375	372,672
1.95%, 11/23/18	250	250,623
2.00%, 08/19/21	200	197,459
2.10%, 05/13/21	430	426,919
2.15%, 03/06/20	425	426,838
2.25%, 07/30/18	475	478,188
2.25%, 01/17/19	900	905,787
2.30%, 05/26/20	315	317,186
2.50%, 06/28/22	550	549,427
2.60%, 11/23/20	250	253,728
2.80%, 01/11/22	325	330,818
4.88%, 11/19/19	500	532,264

		184,786,716
BEVERAGES — 3.15%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	125	127,197
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,800	1,806,983
2.15%, 02/01/19	625	629,676
2.65%, 02/01/21 (Call 01/01/21)	2,390	2,428,779
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	1,175	1,274,492
7.75%, 01/15/19	885	960,537
Coca-Cola Co. (The)
1.15%, 04/01/18	755	753,890
1.55%, 09/01/21	855	841,228
1.65%, 03/14/18	320	320,552
1.65%, 11/01/18	510	511,188
1.88%, 10/27/20	150	149,869
2.45%, 11/01/20	325	331,555
3.15%, 11/15/20	325	338,347
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	500	503,198
Diageo Capital PLC
1.13%, 04/29/18	550	548,632
5.75%, 10/23/17	375	378,605
Molson Coors Brewing Co.
1.45%, 07/15/19	250	247,795
2.10%, 07/15/21 (Call 06/15/21)	625	617,413
PepsiCo Inc.
1.25%, 08/13/17	125	124,984
1.50%, 02/22/19	265	265,032
1.70%, 10/06/21 (Call 09/06/21)[a]	175	172,859
1.85%, 04/30/20 (Call 03/30/20)[a]	770	772,534
2.15%, 10/14/20 (Call 09/14/20)	1,000	1,009,335
2.25%, 01/07/19 (Call 12/07/18)	225	227,148
3.00%, 08/25/21	385	400,519
5.00%, 06/01/18	410	422,100

		16,164,447
BIOTECHNOLOGY — 1.35%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	575	578,793
2.20%, 05/22/19 (Call 04/22/19)	610	615,103
2.20%, 05/11/20	600	605,036

Security	Principal (000s)	Value
2.65%, 05/11/22 (Call 04/11/22)	$880	$890,215
3.88%, 11/15/21 (Call 08/15/21)	400	425,226
5.70%, 02/01/19	200	211,651
Biogen Inc.
2.90%, 09/15/20	870	892,663
Celgene Corp.
1.90%, 08/15/17	50	50,005
2.88%, 08/15/20	608	623,661
3.95%, 10/15/20	200	211,709
Gilead Sciences Inc.
1.85%, 09/04/18	175	175,601
2.05%, 04/01/19	100	100,537
2.55%, 09/01/20	575	586,417
4.40%, 12/01/21 (Call 09/01/21)	600	650,586
4.50%, 04/01/21 (Call 01/01/21)	300	324,073

		6,941,276
CHEMICALS — 1.34%
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	500	531,937
8.55%, 05/15/19	1,140	1,273,039
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	770	780,449
EI du Pont de Nemours & Co.
3.63%, 01/15/21	350	370,275
4.63%, 01/15/20	150	159,473
6.00%, 07/15/18	1,300	1,353,722
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	869	912,909
Monsanto Co.
2.13%, 07/15/19	410	411,685
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	100	107,386
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)[a]	100	100,790
3.00%, 09/01/21	200	205,557
4.50%, 08/15/19	125	131,556
Sherwin-Williams Co. (The)
2.25%, 05/15/20	550	553,385

		6,892,163
COMMERCIAL SERVICES — 0.33%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	630	638,129
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	50	52,225
Ecolab Inc.
4.35%, 12/08/21	375	406,972
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	50	51,279
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	500	521,435
Western Union Co. (The)
2.88%, 12/10/17	50	50,178

		1,720,218
COMPUTERS — 3.40%
Apple Inc.
1.00%, 05/03/18	1,100	1,096,713

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
1.55%, 02/07/20	$125	$124,578
1.55%, 08/04/21 (Call 07/04/21)	125	122,557
1.80%, 05/11/20[a]	200	200,362
2.00%, 05/06/20	850	855,869
2.10%, 05/06/19	975	984,673
2.15%, 02/09/22	325	324,553
2.25%, 02/23/21 (Call 01/23/21)	1,200	1,224,275
2.30%, 05/11/22 (Call 04/11/22)	425	426,379
2.50%, 02/09/22 (Call 01/09/22)[a]	750	760,442
2.85%, 05/06/21	910	937,255
Dell International LLC/EMC Corp.
3.48%, 06/01/19[c]	975	997,904
4.42%, 06/15/21 (Call 05/15/21)[c]	1,620	1,709,693
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	67	67,098
2.85%, 10/05/18	900	910,473
3.60%, 10/15/20 (Call 09/15/20)	400	413,968
HP Inc.
4.30%, 06/01/21	575	610,648
4.38%, 09/15/21	425	453,149
International Business Machines Corp.
1.25%, 02/08/18	200	199,896
1.63%, 05/15/20	950	944,964
1.80%, 05/17/19	750	753,007
1.95%, 02/12/19[a]	550	552,976
2.50%, 01/27/22	300	304,011
5.70%, 09/14/17	900	904,495
7.63%, 10/15/18	150	160,397
8.38%, 11/01/19	50	57,243
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	450	462,202
Seagate HDD Cayman
3.75%, 11/15/18	875	888,125

		17,447,905
COSMETICS & PERSONAL CARE — 0.39%
Colgate-Palmolive Co.
1.75%, 03/15/19	50	50,149
Procter & Gamble Co. (The)
1.70%, 11/03/21	875	866,988
Unilever Capital Corp.
0.85%, 08/02/17	150	150,000
1.38%, 07/28/21	350	339,770
2.10%, 07/30/20	200	201,113
4.25%, 02/10/21	350	375,340

		1,983,360
DIVERSIFIED FINANCIAL SERVICES — 4.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	975	1,034,615
4.63%, 10/30/20	550	586,132
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	600	611,895
3.38%, 06/01/21 (Call 05/01/21)	625	643,526
American Express Co.
1.55%, 05/22/18	100	100,055
6.15%, 08/28/17	490	491,565
7.00%, 03/19/18	525	543,181

Security	Principal (000s)	Value
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	$500	$501,123
2.13%, 03/18/19	750	755,260
2.20%, 03/03/20 (Call 02/01/20)	225	226,830
2.25%, 08/15/19	453	457,404
2.25%, 05/05/21 (Call 04/04/21)	585	585,588
2.38%, 05/26/20 (Call 04/25/20)	325	329,193
2.70%, 03/03/22 (Call 01/31/22)	1,300	1,318,270
Series F
2.60%, 09/14/20 (Call 08/14/20)	845	859,982
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	30	30,244
7.25%, 02/01/18	375	385,538
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	700	700,429
4.45%, 07/22/20	75	80,131
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,550	1,564,890
HSBC Finance Corp.
6.68%, 01/15/21	700	794,083
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	350	357,769
International Lease Finance Corp.
4.63%, 04/15/21	450	478,729
5.88%, 04/01/19	225	238,626
6.25%, 05/15/19	450	482,124
7.13%, 09/01/18[c]	300	316,485
8.88%, 09/01/17	250	251,075
Jefferies Group LLC
5.13%, 04/13/18	900	920,313
6.88%, 04/15/21	325	370,595
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	475	473,023
Nasdaq Inc.
5.55%, 01/15/20	175	189,393
Nomura Holdings Inc.
2.75%, 03/19/19	450	454,911
6.70%, 03/04/20	110	121,664
NYSE Holdings LLC
2.00%, 10/05/17	200	200,168
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	975	992,065
3.75%, 08/15/21 (Call 06/15/21)	395	407,830
TD Ameritrade Holding Corp.
5.60%, 12/01/19	100	108,253
Visa Inc.
1.20%, 12/14/17	350	349,930
2.20%, 12/14/20 (Call 11/14/20)	1,425	1,439,943

		20,752,830
ELECTRIC — 2.23%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	300	300,083
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	100	107,039
Dominion Energy Inc.
1.90%, 06/15/18	475	476,130
2.96%, 07/01/19[d]	350	355,810
6.40%, 06/15/18	525	546,260
Duke Energy Corp.
1.63%, 08/15/17	250	250,018

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
2.10%, 06/15/18 (Call 05/15/18)	$700	$701,977
Duke Energy Progress LLC
5.30%, 01/15/19	760	800,225
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	200	201,534
Entergy Texas Inc.
7.13%, 02/01/19	50	53,665
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	550	560,819
5.15%, 12/01/20 (Call 09/01/20)	475	515,399
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	210	214,454
5.20%, 10/01/19	575	614,076
6.20%, 10/01/17	495	498,687
Georgia Power Co.
4.25%, 12/01/19	35	36,747
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	325	328,941
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	650	649,589
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	75	79,052
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	250	260,872
8.25%, 10/15/18	150	161,352
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	600	641,390
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	375	382,564
Southern Co. (The)
1.55%, 07/01/18	215	214,737
2.35%, 07/01/21 (Call 06/01/21)	1,335	1,330,324
2.45%, 09/01/18	225	226,491
2.75%, 06/15/20 (Call 05/15/20)	380	385,954
Virginia Electric & Power Co.
5.40%, 04/30/18	360	369,837
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	200	212,133

		11,476,159
ELECTRONICS — 0.29%
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)[a]	1,485	1,467,442

		1,467,442
ENVIRONMENTAL CONTROL — 0.22%
Republic Services Inc.
3.80%, 05/15/18	325	330,387
5.00%, 03/01/20[a]	150	161,030
5.50%, 09/15/19	350	375,152
Waste Management Inc.
6.10%, 03/15/18	250	256,856

		1,123,425
FOOD — 1.19%
General Mills Inc.
2.20%, 10/21/19	225	226,548

Security	Principal (000s)	Value
3.15%, 12/15/21 (Call 09/15/21)	$500	$515,366
5.65%, 02/15/19	160	169,251
JM Smucker Co. (The)
1.75%, 03/15/18	200	200,305
Kellogg Co.
4.00%, 12/15/20	375	396,497
4.15%, 11/15/19	50	52,442
Kraft Heinz Foods Co.
2.00%, 07/02/18	925	927,572
2.80%, 07/02/20 (Call 06/02/20)	835	851,437
5.38%, 02/10/20	405	437,278
6.13%, 08/23/18	325	339,846
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	275	276,576
2.95%, 11/01/21 (Call 10/01/21)	350	355,362
3.30%, 01/15/21 (Call 12/15/20)	350	360,288
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	275	278,999
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	700	710,109

		6,097,876
GAS — 0.15%
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	335	340,351
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	150	151,626
9.80%, 02/15/19	265	296,318

		788,295
HEALTH CARE — PRODUCTS — 2.15%
Abbott Laboratories
2.00%, 03/15/20	300	299,850
2.35%, 11/22/19	775	782,937
2.80%, 09/15/20 (Call 08/15/20)	75	76,419
2.90%, 11/30/21 (Call 10/30/21)	855	870,080
4.13%, 05/27/20	325	342,907
5.13%, 04/01/19	70	73,714
Becton Dickinson and Co.
2.68%, 12/15/19	825	836,700
2.89%, 06/06/22 (Call 05/06/22)	800	804,862
Boston Scientific Corp.
2.65%, 10/01/18	125	126,133
2.85%, 05/15/20	275	279,790
Covidien International Finance SA
6.00%, 10/15/17	345	348,102
CR Bard Inc.
1.38%, 01/15/18	250	249,757
Medtronic Global Holdings SCA
1.70%, 03/28/19	440	440,580
Medtronic Inc.
1.38%, 04/01/18[a]	550	549,547
1.50%, 03/15/18	250	250,000
2.50%, 03/15/20	375	381,536
3.15%, 03/15/22	625	651,654
4.13%, 03/15/21 (Call 12/15/20)	1,000	1,069,109
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	625	637,000
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	525	529,244

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
3.60%, 08/15/21 (Call 05/15/21)	$300	$313,827
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	450	450,707
2.70%, 04/01/20 (Call 03/01/20)	685	693,272

		11,057,727
HEALTH CARE — SERVICES — 1.00%
Aetna Inc.
1.70%, 06/07/18	500	500,425
Anthem Inc.
2.25%, 08/15/19[a]	325	327,464
2.30%, 07/15/18	200	201,179
3.70%, 08/15/21 (Call 05/15/21)	300	315,942
4.35%, 08/15/20	350	372,093
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	100,959
UnitedHealth Group Inc.
1.40%, 10/15/17	125	124,956
1.63%, 03/15/19	50	49,954
1.70%, 02/15/19	255	255,312
1.90%, 07/16/18	1,125	1,129,050
2.13%, 03/15/21	150	149,950
2.30%, 12/15/19	189	190,963
2.70%, 07/15/20	250	255,927
2.88%, 03/15/22 (Call 12/15/21)	675	691,180
6.00%, 02/15/18	475	486,286

		5,151,640
HOUSEHOLD PRODUCTS & WARES — 0.03%
Kimberly-Clark Corp.
7.50%, 11/01/18	150	160,990

		160,990
HOUSEWARES — 0.15%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	725	745,818

		745,818
INSURANCE — 1.92%
Aflac Inc.
2.40%, 03/16/20	25	25,308
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	825	831,934
3.30%, 03/01/21 (Call 02/01/21)	1,200	1,239,863
6.40%, 12/15/20	80	90,575
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[a]	175	174,900
1.45%, 03/07/18	466	466,097
1.70%, 03/15/19	1,200	1,203,911
2.00%, 08/15/18	375	377,265
4.25%, 01/15/21	405	436,893
5.40%, 05/15/18	500	515,519
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	395	398,437
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	425	429,905

Security	Principal (000s)	Value
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	$725	$731,277
MetLife Inc.
4.75%, 02/08/21	450	489,717
7.72%, 02/15/19	150	163,385
Series A
6.82%, 08/15/18	650	684,686
Prudential Financial Inc.
5.38%, 06/21/20	325	354,452
7.38%, 06/15/19	275	302,523
Travelers Companies Inc. (The)
3.90%, 11/01/20	80	84,594
Voya Financial Inc.
2.90%, 02/15/18	877	882,455

		9,883,696
INTERNET — 0.53%
Alphabet Inc.
3.63%, 05/19/21	245	260,085
Amazon.com Inc.
1.20%, 11/29/17	100	99,959
2.60%, 12/05/19 (Call 11/05/19)	1,000	1,018,667
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	440	442,346
2.60%, 07/15/22 (Call 04/15/22)	600	598,073
2.88%, 08/01/21 (Call 06/01/21)	300	304,209

		2,723,339
IRON & STEEL — 0.02%
Nucor Corp.
5.85%, 06/01/18	100	103,305

		103,305
LODGING — 0.08%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	400	396,101

		396,101
MACHINERY — 1.49%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	400	397,700
2.00%, 03/05/20	915	917,519
2.10%, 06/09/19	175	176,122
2.25%, 12/01/19	315	318,184
7.15%, 02/15/19	400	433,762
Series G
1.25%, 11/06/17	50	49,970
Caterpillar Inc.
3.90%, 05/27/21	680	726,741
7.90%, 12/15/18	525	568,901
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	500	507,779
4.38%, 10/16/19	360	380,433
John Deere Capital Corp.
1.25%, 10/09/19	50	49,486
1.55%, 12/15/17	250	250,117
1.95%, 12/13/18	150	150,744
1.95%, 01/08/19	125	125,677

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
2.05%, 03/10/20	$225	$226,575
2.25%, 04/17/19	775	783,744
2.38%, 07/14/20	80	81,154
2.55%, 01/08/21	600	608,480
5.75%, 09/10/18	50	52,294
Roper Technologies Inc.
2.05%, 10/01/18	325	325,760
3.00%, 12/15/20 (Call 11/15/20)	525	537,860

		7,669,002
MANUFACTURING — 1.34%
3M Co.
1.63%, 06/15/19	200	200,228
Eaton Corp.
1.50%, 11/02/17	375	375,020
General Electric Co.
1.63%, 04/02/18	300	300,519
2.20%, 01/09/20 (Call 12/09/19)	775	783,466
4.38%, 09/16/20[a]	770	826,204
4.63%, 01/07/21	300	325,874
4.65%, 10/17/21	425	467,806
5.25%, 12/06/17	640	648,355
5.50%, 01/08/20	480	522,387
5.63%, 09/15/17	140	140,683
5.63%, 05/01/18	1,025	1,056,672
6.00%, 08/07/19	175	189,849
Illinois Tool Works Inc.
1.95%, 03/01/19	325	326,397
6.25%, 04/01/19	40	42,965
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	650	683,638

		6,890,063
MEDIA — 2.57%
21st Century Fox America Inc.
4.50%, 02/15/21	300	322,016
6.90%, 03/01/19	50	53,823
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	75	75,582
5.75%, 04/15/20	100	109,443
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	975	1,008,827
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	250	244,112
5.15%, 03/01/20	700	759,150
5.70%, 05/15/18	550	568,335
5.70%, 07/01/19	50	53,755
5.88%, 02/15/18	225	230,015
6.30%, 11/15/17	145	147,018
Discovery Communications LLC
4.38%, 06/15/21	400	423,582
5.05%, 06/01/20	125	134,180
NBCUniversal Media LLC
5.15%, 04/30/20	1,225	1,334,700
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	200	202,109
2.80%, 06/15/20 (Call 05/15/20)	100	101,058

Security	Principal (000s)	Value
Thomson Reuters Corp.
1.65%, 09/29/17	$150	$150,035
Time Warner Cable LLC
4.13%, 02/15/21 (Call 11/15/20)	500	526,375
5.00%, 02/01/20	600	639,800
6.75%, 07/01/18	575	600,150
8.25%, 04/01/19	1,000	1,100,083
8.75%, 02/14/19	100	109,976
Time Warner Inc.
2.10%, 06/01/19	400	400,913
4.75%, 03/29/21	600	647,894
4.88%, 03/15/20	825	885,221
Viacom Inc.
3.88%, 12/15/21	300	312,814
Walt Disney Co. (The)
1.10%, 12/01/17	400	399,678
1.85%, 05/30/19	275	276,184
2.30%, 02/12/21	675	681,920
2.45%, 03/04/22	500	505,434
5.50%, 03/15/19	200	212,183

		13,216,365
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
1.25%, 01/15/18	425	424,564
2.25%, 06/15/20 (Call 05/15/20)	100	101,333

		525,897
MINING — 0.39%
Barrick North America Finance LLC
4.40%, 05/30/21	575	620,823
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	850	871,539
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	304	315,782
5.13%, 10/01/19	200	212,235

		2,020,379
OFFICE & BUSINESS EQUIPMENT — 0.12%
Xerox Corp.
4.50%, 05/15/21	600	631,120

		631,120
OIL & GAS — 5.90%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	375	400,154
8.70%, 03/15/19	325	357,883
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	250	255,163
BP Capital Markets PLC
1.38%, 11/06/17	425	424,863
1.38%, 05/10/18	935	933,554
2.24%, 09/26/18	175	176,156
2.24%, 05/10/19	480	484,042
2.32%, 02/13/20	650	657,298
2.52%, 01/15/20	445	453,559
3.56%, 11/01/21	1,030	1,082,065
4.50%, 10/01/20	250	269,307

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
4.74%, 03/11/21	$200	$217,890
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	225	224,857
1.35%, 11/15/17	375	374,978
1.37%, 03/02/18	250	249,932
1.56%, 05/16/19	950	949,696
1.72%, 06/24/18 (Call 05/24/18)	1,650	1,653,255
1.79%, 11/16/18	125	125,419
1.96%, 03/03/20 (Call 02/03/20)	300	301,265
2.10%, 05/16/21 (Call 04/15/21)	800	800,619
2.41%, 03/03/22 (Call 01/03/22)[a]	350	352,736
2.42%, 11/17/20 (Call 10/17/20)	400	405,512
2.43%, 06/24/20 (Call 05/24/20)	100	101,570
2.50%, 03/03/22 (Call 02/03/22)[a]	100	101,205
4.95%, 03/03/19	100	105,120
ConocoPhillips
5.75%, 02/01/19	232	245,235
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	75	74,877
1.50%, 05/15/18	1,125	1,126,297
2.88%, 11/15/21 (Call 09/15/21)	425	433,550
4.20%, 03/15/21 (Call 02/15/21)[a]	150	159,737
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	500	503,061
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	150	154,137
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	185	186,413
4.10%, 02/01/21	400	422,756
5.63%, 06/01/19	90	95,775
EQT Corp.
4.88%, 11/15/21	300	324,023
8.13%, 06/01/19	25	27,546
Exxon Mobil Corp.
1.44%, 03/01/18	500	500,384
1.71%, 03/01/19	150	150,365
1.82%, 03/15/19 (Call 02/15/19)	275	276,082
1.91%, 03/06/20 (Call 02/06/20)	635	637,855
2.22%, 03/01/21 (Call 02/01/21)	1,025	1,034,685
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	200	199,118
6.00%, 10/01/17	280	281,919
Marathon Petroleum Corp.
2.70%, 12/14/18	50	50,489
3.40%, 12/15/20 (Call 11/15/20)	300	310,478
5.13%, 03/01/21	115	125,423
Noble Energy Inc.
8.25%, 03/01/19	75	81,988
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	575	574,652
Series 1
4.10%, 02/01/21 (Call 11/01/20)	525	561,183
Petro-Canada
6.05%, 05/15/18	50	51,706
Phillips 66
4.30%, 04/01/22	300	321,976
Shell International Finance BV
1.25%, 11/10/17	650	649,815
1.38%, 05/10/19[a]	440	438,505
1.88%, 05/10/21	865	859,031
1.90%, 08/10/18	800	802,799

Security	Principal (000s)	Value
2.00%, 11/15/18	$250	$251,417
2.13%, 05/11/20	675	680,332
2.25%, 11/10/20	275	277,847
4.30%, 09/22/19	450	474,161
4.38%, 03/25/20	375	399,255
Statoil ASA
1.15%, 05/15/18	100	99,703
1.95%, 11/08/18	415	416,482
2.25%, 11/08/19	100	100,946
2.90%, 11/08/20	350	358,703
3.13%, 08/17/17	290	290,203
3.15%, 01/23/22	500	516,559
5.25%, 04/15/19	125	132,141
Total Capital Canada Ltd.
1.45%, 01/15/18	175	174,997
Total Capital International SA
2.10%, 06/19/19[a]	430	433,453
2.13%, 01/10/19	410	412,960
2.75%, 06/19/21	300	306,707
Total Capital SA
2.13%, 08/10/18	675	679,551
4.45%, 06/24/20	600	644,037
Valero Energy Corp.
6.13%, 02/01/20	325	356,052
9.38%, 03/15/19	166	185,042

		30,310,506
PHARMACEUTICALS — 4.96%
AbbVie Inc.
1.80%, 05/14/18	600	600,827
2.00%, 11/06/18[a]	850	853,056
2.30%, 05/14/21 (Call 04/14/21)[a]	450	450,325
2.50%, 05/14/20 (Call 04/14/20)	975	989,313
Allergan Funding SCS
2.35%, 03/12/18	650	652,783
3.00%, 03/12/20 (Call 02/12/20)	1,525	1,559,792
3.45%, 03/15/22 (Call 01/15/22)	1,070	1,112,054
AstraZeneca PLC
1.95%, 09/18/19	750	752,501
2.38%, 11/16/20[a]	400	404,517
5.90%, 09/15/17	340	341,663
Bristol-Myers Squibb Co.
1.60%, 02/27/19	1,075	1,074,481
Cardinal Health Inc.
1.95%, 06/15/18	425	426,239
2.62%, 06/15/22 (Call 05/15/22)	850	857,012
Eli Lilly & Co.
1.95%, 03/15/19[a]	175	175,932
Express Scripts Holding Co.
2.25%, 06/15/19	100	100,556
3.30%, 02/25/21 (Call 01/25/21)[a]	275	283,603
3.90%, 02/15/22	425	446,393
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	925	954,356
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	400	411,494
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	875	869,723
1.88%, 12/05/19	75	75,198
2.25%, 03/03/22 (Call 02/03/22)	75	75,780
5.15%, 07/15/18	770	797,736

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
5.55%, 08/15/17	$450	$450,601
McKesson Corp.
1.40%, 03/15/18	350	349,498
2.28%, 03/15/19	200	200,710
Mead Johnson Nutrition Co.
4.90%, 11/01/19	50	53,360
Medco Health Solutions Inc.
7.13%, 03/15/18	625	645,594
Merck & Co. Inc.
1.10%, 01/31/18[a]	400	399,320
1.30%, 05/18/18	175	174,790
1.85%, 02/10/20	525	526,347
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	575	610,816
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	975	996,089
3.75%, 12/15/20 (Call 11/15/20)	150	156,298
Novartis Capital Corp.
1.80%, 02/14/20	350	351,489
4.40%, 04/24/20	200	213,831
Novartis Securities Investment Ltd.
5.13%, 02/10/19	754	793,767
Pfizer Inc.
1.45%, 06/03/19	625	623,836
1.50%, 06/15/18	395	395,391
1.70%, 12/15/19	348	348,707
1.95%, 06/03/21	350	350,165
2.10%, 05/15/19	625	631,248
Sanofi
1.25%, 04/10/18	515	514,245
4.00%, 03/29/21	304	323,638
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19[a]	675	673,944
2.40%, 09/23/21 (Call 08/23/21)	1,310	1,305,950
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	100	103,835

		25,458,803
PIPELINES — 2.18%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	250	256,290
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	100	105,489
5.20%, 03/15/20	40	42,768
9.88%, 03/01/19	50	55,735
Energy Transfer LP
2.50%, 06/15/18	500	502,703
4.15%, 10/01/20 (Call 08/01/20)	725	756,086
4.65%, 06/01/21 (Call 03/01/21)	475	503,974
Enterprise Products Operating LLC
1.65%, 05/07/18	275	274,829
2.55%, 10/15/19 (Call 09/15/19)	300	303,045
2.85%, 04/15/21 (Call 03/15/21)	475	481,645
5.20%, 09/01/20	475	516,707
5.25%, 01/31/20	250	268,719
6.50%, 01/31/19	50	53,276
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	650	655,177
3.50%, 03/01/21 (Call 01/01/21)	450	461,372

Security	Principal (000s)	Value
5.30%, 09/15/20	$130	$140,444
5.95%, 02/15/18	250	255,401
6.50%, 04/01/20	125	137,682
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	250	250,210
3.05%, 12/01/19 (Call 11/01/19)	425	432,410
Magellan Midstream Partners LP
4.25%, 02/01/21	100	106,123
ONEOK Partners LP
8.63%, 03/01/19	100	109,600
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	275	276,215
3.65%, 06/01/22 (Call 03/01/22)	350	358,047
6.50%, 05/01/18	120	123,928
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	1,050	1,145,898
6.25%, 03/15/22 (Call 12/15/21)	325	369,129
Spectra Energy Capital LLC
6.20%, 04/15/18	150	154,627
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	100	105,591
TransCanada PipeLines Ltd.
1.63%, 11/09/17	365	365,135
3.80%, 10/01/20	195	204,680
7.13%, 01/15/19	425	456,182
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	200	205,433
5.25%, 03/15/20	690	743,142

		11,177,692
REAL ESTATE INVESTMENT TRUSTS — 1.20%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	450	457,141
3.40%, 02/15/19	350	357,713
4.70%, 03/15/22	775	842,656
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	975	994,887
5.88%, 10/15/19 (Call 07/17/19)	145	155,530
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	485	500,906
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	525	569,045
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	50	50,446
5.38%, 02/01/21 (Call 11/03/20)	323	352,409
Simon Property Group LP
2.63%, 06/15/22 (Call 03/15/22)	400	403,756
3.38%, 03/15/22 (Call 12/15/21)[a]	750	780,770
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	325	328,651
4.00%, 04/30/19 (Call 01/30/19)	325	333,754
Weyerhaeuser Co.
7.38%, 10/01/19	50	55,492

		6,183,156
RETAIL — 2.64%
Best Buy Co. Inc.
5.00%, 08/01/18	225	231,299
5.50%, 03/15/21 (Call 12/15/20)[a]	358	389,057

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Costco Wholesale Corp.
1.70%, 12/15/19	$425	$424,189
2.30%, 05/18/22 (Call 04/18/22)	450	454,641
CVS Health Corp.
1.90%, 07/20/18	780	782,206
2.13%, 06/01/21 (Call 05/01/21)[a]	225	223,594
2.25%, 12/05/18 (Call 11/05/18)	300	302,164
2.25%, 08/12/19 (Call 07/12/19)	350	352,956
2.80%, 07/20/20 (Call 06/20/20)	1,175	1,200,497
4.13%, 05/15/21 (Call 02/15/21)	250	266,450
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	300	327,280
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	875	882,561
2.00%, 04/01/21 (Call 03/01/21)	735	735,725
2.25%, 09/10/18 (Call 08/10/18)	325	327,719
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	300	310,512
4.63%, 04/15/20 (Call 10/15/19)	125	132,937
McDonald’s Corp.
2.10%, 12/07/18	225	226,363
2.75%, 12/09/20 (Call 11/09/20)	985	1,010,728
5.35%, 03/01/18	415	424,335
5.80%, 10/15/17	50	50,433
Nordstrom Inc.
4.75%, 05/01/20[a]	155	162,934
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	225	226,163
Target Corp.
2.30%, 06/26/19	100	101,284
2.90%, 01/15/22	400	412,725
3.88%, 07/15/20	325	343,662
6.00%, 01/15/18	500	510,198
Wal-Mart Stores Inc.
1.13%, 04/11/18	871	869,603
1.95%, 12/15/18	200	201,604
3.25%, 10/25/20	350	366,400
3.63%, 07/08/20	510	538,091
4.13%, 02/01/19[a]	70	72,679
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	300	300,151
2.70%, 11/18/19 (Call 10/18/19)	50	50,831
3.30%, 11/18/21 (Call 09/18/21)	350	360,738

		13,572,709
SEMICONDUCTORS — 1.71%
Applied Materials Inc.
4.30%, 06/15/21	200	216,392
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[c]	1,275	1,282,209
3.00%, 01/15/22 (Call 12/15/21)[c]	975	989,884
Intel Corp.
1.35%, 12/15/17	575	575,011
2.35%, 05/11/22 (Call 04/11/22)	775	779,936
2.45%, 07/29/20	910	927,203
3.30%, 10/01/21	320	335,662
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	100	102,202
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	425	422,799

Security	Principal (000s)	Value
QUALCOMM Inc.
1.40%, 05/18/18	$675	$675,015
1.85%, 05/20/19	375	376,446
2.10%, 05/20/20	575	578,957
2.25%, 05/20/20	705	713,135
Texas Instruments Inc.
1.00%, 05/01/18	325	324,033
1.65%, 08/03/19	175	174,832
Xilinx Inc.
3.00%, 03/15/21	325	329,404

		8,803,120
SOFTWARE — 2.26%
Adobe Systems Inc.
4.75%, 02/01/20	100	107,110
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	250	248,242
3.63%, 10/15/20 (Call 09/15/20)	223	233,550
Microsoft Corp.
0.88%, 11/15/17	150	149,871
1.10%, 08/08/19	650	644,391
1.30%, 11/03/18	600	599,279
1.55%, 08/08/21 (Call 07/08/21)	975	958,519
1.63%, 12/06/18	225	225,500
1.85%, 02/06/20	175	175,767
1.85%, 02/12/20 (Call 01/12/20)	850	853,307
2.00%, 11/03/20 (Call 10/03/20)	645	649,479
2.38%, 02/12/22 (Call 01/12/22)	1,225	1,237,623
4.20%, 06/01/19	100	104,779
Oracle Corp.
1.20%, 10/15/17[a]	175	174,949
1.90%, 09/15/21 (Call 08/15/21)	1,540	1,530,480
2.25%, 10/08/19	775	784,733
2.38%, 01/15/19	875	885,592
2.80%, 07/08/21	400	411,851
3.88%, 07/15/20	325	344,567
5.00%, 07/08/19	350	372,245
5.75%, 04/15/18	865	890,837

		11,582,671
TELECOMMUNICATIONS — 4.65%
AT&T Inc.
2.30%, 03/11/19	575	579,036
2.38%, 11/27/18	200	201,578
2.45%, 06/30/20 (Call 05/30/20)[a]	1,250	1,259,296
2.80%, 02/17/21 (Call 01/17/21)[a]	500	507,212
3.00%, 02/15/22	425	431,052
3.20%, 03/01/22 (Call 02/01/22)	350	357,878
3.80%, 03/15/22	1,625	1,700,713
3.88%, 08/15/21	225	236,156
4.60%, 02/15/21 (Call 11/15/20)	630	680,537
5.20%, 03/15/20	550	592,035
5.50%, 02/01/18	1,000	1,019,200
5.80%, 02/15/19	360	381,578
5.88%, 10/01/19	600	648,874
British Telecommunications PLC
5.95%, 01/15/18	100	101,929
Cisco Systems Inc.
1.65%, 06/15/18	175	175,296
2.13%, 03/01/19	550	554,981

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
2.20%, 02/28/21	$1,515	$1,528,382
2.45%, 06/15/20	495	504,783
4.45%, 01/15/20	1,075	1,146,303
4.95%, 02/15/19	1,215	1,276,632
Deutsche Telekom International Finance BV
6.00%, 07/08/19	100	107,655
Orange SA
1.63%, 11/03/19	875	869,606
2.75%, 02/06/19	500	506,222
Rogers Communications Inc.
6.80%, 08/15/18	150	157,719
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[a]	250	253,479
Telefonica Emisiones SAU
5.13%, 04/27/20	875	945,051
5.46%, 02/16/21	210	231,796
5.88%, 07/15/19	325	348,951
Verizon Communications Inc.
2.63%, 02/21/20[a]	555	564,027
2.95%, 03/15/22	853	861,794
3.13%, 03/16/22	1,540	1,567,498
3.50%, 11/01/21	440	456,075
3.65%, 09/14/18	515	526,405
4.50%, 09/15/20[a]	1,595	1,705,711
Vodafone Group PLC
1.50%, 02/19/18	770	769,254
5.45%, 06/10/19	100	106,394

		23,861,088
TEXTILES — 0.07%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	350	357,276

		357,276
TRANSPORTATION — 0.60%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	375	398,100
5.75%, 03/15/18	205	210,267
Canadian National Railway Co.
5.55%, 03/01/19	100	105,864
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	104,964
FedEx Corp.
8.00%, 01/15/19	125	135,609
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	100	102,579
5.75%, 04/01/18	700	718,992
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	350	379,371
United Parcel Service Inc.
5.13%, 04/01/19	300	316,723
5.50%, 01/15/18	600	610,801

		3,083,270

TOTAL CORPORATE BONDS & NOTES
(Cost: $507,470,416)		509,444,025

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 3.93%
MONEY MARKET FUNDS — 3.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	15,507	$15,511,585
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[e,f]	4,693	4,693,134

		20,204,719

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,202,565)		20,204,719

TOTAL INVESTMENTS IN SECURITIES — 103.11%
(Cost: $527,672,981)[h]		529,648,744
Other Assets, Less Liabilities — (3.11)%		(15,997,416)

NET ASSETS — 100.00%		$513,651,328

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $527,674,448. Net unrealized appreciation was $1,974,296, of which $2,152,290 represented gross unrealized appreciation on securities and $177,994 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 10/18/17	$—	$250	$—	$250	$250,034	$1,466	$—
1.50%, 02/23/18	250	—	—	250	250,140	2,825	—
1.60%, 06/01/18	300	500	—	800	801,076	4,811	—
1.70%, 12/07/18	—	550	—	550	550,901	3,901	—
1.80%, 11/05/18	250	650	—	900	902,821	7,044	—
1.95%, 03/04/19	250	350	—	600	601,993	3,683	—
2.15%, 04/29/21	250	—	—	250	249,577	3,397	—

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2017

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
2.30%, 06/01/20	$100	$—	$—	$100	$100,813	$1,881	$—
2.45%, 11/05/20	250	—	—	250	253,085	4,906	—
2.55%, 12/09/21	—	250	—	250	252,952	3,591	—
2.63%, 02/17/22	—	600	—	600	608,140	2,919	—
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	50	—	—	50	53,831	856	—

					$4,875,363	$41,280	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$509,444,025	$—	$509,444,025
Money market funds	20,204,719	—	—	20,204,719

Total	$20,204,719	$509,444,025	$—	$529,648,744

25

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

July 31, 2017

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.20%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/18	$203,557	$202,991,436
0.13%, 04/15/19	184,156	184,416,518
0.13%, 04/15/20	155,355	155,939,039
0.13%, 04/15/21	71,155	71,297,990
0.13%, 01/15/22	14,327	14,367,542
0.13%, 04/15/22	96,312	96,318,097
0.13%, 07/15/22	93,534	94,009,465
0.13%, 01/15/23	21,072	20,999,500
0.63%, 07/15/21	151,668	155,904,808
1.13%, 01/15/21	30,671	31,909,944
1.25%, 07/15/20	125,533	130,910,795
1.38%, 07/15/18	1,379	1,400,138
1.38%, 01/15/20	128,668	133,445,097
1.63%, 01/15/18	2,157	2,167,453
1.88%, 07/15/19	12,717	13,250,744
2.13%, 01/15/19	1,237	1,275,973

		1,310,604,539

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,318,092,432)		1,310,604,539

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[a,b]	2,600	2,600,113

		2,600,113

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,600,113)		2,600,113

TOTAL INVESTMENTS IN SECURITIES — 99.40%		1,313,204,652
(Cost: $1,320,692,545)[c]
Other Assets, Less Liabilities — 0.60%		7,948,551

NET ASSETS — 100.00%		$1,321,153,203

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $1,321,265,012. Net unrealized depreciation was $8,060,360, of which $—represented gross unrealized appreciation on securities and $8,060,360 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$1,310,604,539	$—	$1,310,604,539
Money market funds	2,600,113	—	—	2,600,113

Total	$2,600,113	$1,310,604,539	$—	$1,313,204,652

26

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2017

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.84%

AUSTRALIA — 4.67%
Australia Government Bond
2.75%, 10/21/19[a]	AUD	1,550	$1,263,008
4.50%, 04/15/20[a]	AUD	710	605,997
5.25%, 03/15/19[a]	AUD	2,215	1,869,195

			3,738,200

AUSTRIA — 4.67%
Republic of Austria Government Bond
0.25%, 10/18/19[b]	EUR	800	959,136
1.15%, 10/19/18[b]	EUR	749	901,594
1.95%, 06/18/19[b]	EUR	654	807,272
3.90%, 07/15/20[b]	EUR	229	304,590
4.35%, 03/15/19[b]	EUR	600	763,985

			3,736,577

BELGIUM — 3.41%
Kingdom of Belgium Government Bond
1.25%, 06/22/18[a]	EUR	80	95,848
3.00%, 09/28/19[a]	EUR	1,076	1,365,501
4.00%, 03/28/19	EUR	1,000	1,268,687

			2,730,036

CANADA — 4.65%
Canadian Government Bond
0.50%, 08/01/18	CAD	100	79,400
0.50%, 02/01/19	CAD	160	126,501
0.75%, 05/01/19	CAD	240	190,115
0.75%, 08/01/19	CAD	230	181,868
1.25%, 09/01/18	CAD	40	31,993
1.50%, 03/01/20	CAD	765	613,747
1.75%, 03/01/19	CAD	690	555,946
1.75%, 09/01/19	CAD	715	576,784
3.50%, 06/01/20	CAD	500	423,001
3.75%, 06/01/19	CAD	787	656,983
4.25%, 06/01/18	CAD	349	286,197

			3,722,535

DENMARK — 4.02%
Denmark Government Bond
0.25%, 11/15/18	DKK	6,387	1,023,675
4.00%, 11/15/19	DKK	12,505	2,190,622

			3,214,297

FINLAND — 3.88%
Finland Government Bond
1.13%, 09/15/18[b]	EUR	830	998,705
3.38%, 04/15/20[b]	EUR	675	879,781
4.38%, 07/04/19[b]	EUR	951	1,229,613

			3,108,099

Security	Principal (000s)		Value
FRANCE — 7.75%
French Republic Government Bond OAT
0.00%, 02/25/19[a]	EUR	350	$416,356
0.00%, 05/25/20[a]	EUR	570	680,417
0.50%, 11/25/19[a]	EUR	480	579,338
1.00%, 11/25/18[a]	EUR	826	994,086
1.00%, 05/25/19[a]	EUR	590	715,289
3.50%, 04/25/20[a]	EUR	400	523,010
3.75%, 10/25/19[a]	EUR	930	1,201,918
4.25%, 04/25/19[a]	EUR	600	766,744
8.50%, 10/25/19[a]	EUR	230	326,058

			6,203,216
GERMANY — 6.91%
Bundesobligation
0.00%, 04/17/20[a]	EUR	840	1,006,860
0.50%, 04/12/19[a]	EUR	700	842,347
1.00%, 02/22/19[a]	EUR	600	726,521
Bundesrepublik Deutschland
3.50%, 07/04/19[a]	EUR	580	739,480
3.75%, 01/04/19[a]	EUR	900	1,129,229
4.25%, 07/04/18[a]	EUR	882	1,087,333

			5,531,770

IRELAND — 4.12%
Ireland Government Bond
4.40%, 06/18/19	EUR	850	1,094,884
4.50%, 04/18/20	EUR	1,500	2,003,004
5.90%, 10/18/19	EUR	150	201,690

			3,299,578

ITALY — 8.52%
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR	150	177,097
0.30%, 10/15/18	EUR	200	237,580
0.35%, 06/15/20	EUR	200	236,989
0.70%, 05/01/20	EUR	90	107,783
1.05%, 12/01/19	EUR	980	1,183,474
1.50%, 08/01/19	EUR	350	425,834
2.50%, 05/01/19	EUR	390	481,224
3.50%, 06/01/18	EUR	420	511,036
3.50%, 12/01/18	EUR	700	866,799
4.25%, 02/01/19[a]	EUR	900	1,132,560
4.25%, 09/01/19	EUR	560	719,652
4.50%, 08/01/18	EUR	600	741,667

			6,821,695

JAPAN — 21.86%
Japan Government Five Year Bond
0.10%, 06/20/19	JPY	62,750	570,199
0.10%, 09/20/19	JPY	130,000	1,181,548
0.10%, 12/20/19	JPY	235,000	2,136,683
0.10%, 03/20/20	JPY	127,000	1,155,120
0.10%, 06/20/20	JPY	160,000	1,455,979
0.20%, 09/20/18	JPY	173,950	1,579,899

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2017

Security	Principal (000s)		Value
0.20%, 12/20/18	JPY	222,000	$2,017,900
0.20%, 06/20/19	JPY	67,500	614,516
0.20%, 09/20/19	JPY	140,000	1,275,147
0.30%, 06/20/18	JPY	108,000	981,036
0.30%, 09/20/18	JPY	80,000	727,425
0.40%, 06/20/18	JPY	178,900	1,626,493
Japan Government Ten Year Bond
1.30%, 12/20/18	JPY	3,500	32,296
1.30%, 09/20/19	JPY	4,250	39,623
1.30%, 12/20/19	JPY	80,100	749,161
1.30%, 03/20/20	JPY	33,000	309,641
1.40%, 09/20/19	JPY	13,100	122,387
1.40%, 03/20/20	JPY	58,650	551,712
Japan Government Twenty Year Bond
2.40%, 03/20/20	JPY	35,000	337,504
2.50%, 03/20/20	JPY	2,850	27,551

			17,491,820

NETHERLANDS — 4.48%
Netherlands Government Bond
0.25%, 01/15/20	EUR	610	734,150
1.25%, 01/15/19[b]	EUR	90	109,121
3.50%, 07/15/20[b]	EUR	463	611,104
4.00%, 07/15/18[b]	EUR	850	1,046,631
4.00%, 07/15/19[b]	EUR	839	1,079,875

			3,580,881

NORWAY — 1.87%
Norway Government Bond
4.50%, 05/22/19[b]	NOK	11,080	1,500,064

			1,500,064

PORTUGAL — 4.82%
Portugal Obrigacoes do Tesouro OT
4.45%, 06/15/18[b]	EUR	550	674,648
4.75%, 06/14/19[b]	EUR	1,232	1,579,269
4.80%, 06/15/20[b]	EUR	1,200	1,599,199

			3,853,116

SPAIN — 4.62%
Spain Government Bond
0.25%, 01/31/19	EUR	200	237,924
1.40%, 01/31/20	EUR	530	650,140
2.75%, 04/30/19	EUR	230	285,858
3.75%, 10/31/18	EUR	550	682,669
4.00%, 04/30/20[b]	EUR	410	538,910
4.10%, 07/30/18[b]	EUR	4	4,927
4.30%, 10/31/19[b]	EUR	450	584,903
4.50%, 01/31/18	EUR	115	138,942
4.60%, 07/30/19[b]	EUR	440	569,479

			3,693,752

SWEDEN — 2.34%
Sweden Government Bond Series 1052
4.25%, 03/12/19	SEK	14,005	1,870,502

			1,870,502

Security	Principal or Shares (000s)		Value
SWITZERLAND — 1.72%
Swiss Confederation Government Bond
2.25%, 07/06/20[a]	CHF	645	$725,174
3.00%, 05/12/19[a]	CHF	590	652,410

			1,377,584

UNITED KINGDOM — 4.53%
United Kingdom Gilt
1.25%, 07/22/18[a]	GBP	580	771,678
1.75%, 07/22/19[a]	GBP	250	339,199
2.00%, 07/22/20[a]	GBP	146	202,052
3.75%, 09/07/19[a]	GBP	1,000	1,415,708
4.50%, 03/07/19[a]	GBP	420	591,222
4.75%, 03/07/20[a]	GBP	205	301,867

			3,621,726
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $75,051,375)			79,095,448

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]		10	10,155

			10,155

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,155)			10,155

TOTAL INVESTMENTS IN SECURITIES — 98.85%
(Cost: $75,061,530)[e]			79,105,603
Other Assets, Less Liabilities — 1.15%			916,641

NET ASSETS — 100.00%			$80,022,244

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $75,112,382. Net unrealized appreciation was $3,993,221, of which $4,440,253 represented gross unrealized appreciation on securities and $447,032 represented gross unrealized depreciation on securities.

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$79,095,448	$—	$79,095,448
Money market funds	10,155	—	—	10,155

Total	$10,155	$79,095,448	$—	$79,105,603

29

Schedule of Investments  (Unaudited)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.30%

AEROSPACE & DEFENSE — 1.39%
Boeing Co. (The)
4.88%, 02/15/20	$134	$144,216
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	25	24,279
3.60%, 11/15/42 (Call 05/15/42)[a]	34	33,666
3.88%, 07/15/21 (Call 04/15/21)	79	84,163
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	134	135,570
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	100	99,174
3.10%, 06/01/22	325	337,337
3.13%, 05/04/27 (Call 02/04/27)	75	75,780
3.75%, 11/01/46 (Call 05/01/46)	50	48,975
4.05%, 05/04/47 (Call 11/04/46)	50	51,720
4.15%, 05/15/45 (Call 11/16/44)	24	24,939
4.50%, 06/01/42	250	272,550
5.70%, 04/15/40	50	62,786

		1,395,155

AGRICULTURE — 1.57%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	100	101,831
4.00%, 01/31/24	300	320,490
5.38%, 01/31/44	225	265,687
Archer-Daniels-Midland Co.
4.02%, 04/16/43	84	86,339
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	100	99,060
2.00%, 02/21/20	200	200,850
2.50%, 08/22/22	106	106,751
3.60%, 11/15/23	63	66,456
3.88%, 08/21/42	100	97,039
4.13%, 03/04/43	95	95,893
4.25%, 11/10/44[a]	100	103,011
4.38%, 11/15/41	24	25,152

		1,568,559

AIRLINES — 0.47%
American Airlines Pass Through Trust
Series 2015-1, Class A
3.38%, 11/01/28	80	80,678
Series 2016-3, Class AA
3.00%, 04/15/30	150	145,689
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A
4.00%, 04/29/26	28	29,282
United Airlines Pass Through Trust
Series 2013-1A, Class A
4.30%, 02/15/27	88	92,872
Series 2014-2, Class A
3.75%, 03/03/28	122	126,876

		475,397

Security	Principal (000s)	Value
APPAREL — 0.17%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	$67	$66,804
3.88%, 11/01/45 (Call 05/01/45)	100	101,445

		168,249

AUTO MANUFACTURERS — 1.55%
American Honda Finance Corp.
1.65%, 07/12/21	70	68,755
1.70%, 09/09/21	50	49,168
2.13%, 10/10/18	112	112,782
2.25%, 08/15/19	89	89,883
2.30%, 09/09/26	100	94,921
Daimler Finance North America LLC
8.50%, 01/18/31	73	110,059
Toyota Motor Credit Corp.
1.40%, 05/20/19	350	348,904
1.90%, 04/08/21	175	173,964
2.00%, 10/24/18	167	168,017
2.10%, 01/17/19	34	34,253
2.15%, 03/12/20	112	112,819
2.63%, 01/10/23[a]	100	100,916
3.30%, 01/12/22	79	82,468

		1,546,909

BANKS — 29.83%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 09/23/19	250	250,807
2.25%, 06/13/19	39	39,322
2.70%, 11/16/20	242	246,424
Bank of America N.A.
2.05%, 12/07/18	250	251,355
Bank of Montreal
1.50%, 07/18/19	225	223,738
1.90%, 08/27/21	100	98,589
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	100	100,516
2.10%, 01/15/19 (Call 12/15/18)	79	79,481
2.30%, 09/11/19 (Call 08/11/19)	100	101,037
2.50%, 04/15/21 (Call 03/15/21)	120	121,084
2.60%, 08/17/20 (Call 07/17/20)	50	50,906
2.80%, 05/04/26 (Call 02/04/26)	100	98,353
3.40%, 05/15/24 (Call 04/15/24)	57	58,919
3.55%, 09/23/21 (Call 08/23/21)	79	82,797
3.65%, 02/04/24 (Call 01/05/24)	24	25,265
4.60%, 01/15/20	100	106,215
VRN, (3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)[b]	50	51,016
Series G
2.15%, 02/24/20 (Call 01/24/20)	177	178,474
Bank of Nova Scotia (The)
1.95%, 01/15/19	100	100,305
2.05%, 06/05/19	239	239,918
2.35%, 10/21/20	97	97,652
2.80%, 07/21/21	100	101,950
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	100	99,802
2.25%, 02/01/19 (Call 01/02/19)	164	165,417
2.75%, 04/01/22 (Call 03/01/22)	150	152,781

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
BNP Paribas SA
2.40%, 12/12/18	$322	$324,875
2.45%, 03/17/19	95	96,039
5.00%, 01/15/21	134	146,412
BPCE SA
2.50%, 07/15/19	242	244,662
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	242	247,832
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	242	243,696
2.50%, 09/20/18	97	97,907
Cooperatieve Rabobank UA
3.75%, 07/21/26	250	253,255
3.88%, 02/08/22	112	119,344
3.95%, 11/09/22	242	254,787
4.38%, 08/04/25	242	255,905
5.25%, 05/24/41	67	81,196
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	250	252,672
Credit Suisse AG/New York NY
4.38%, 08/05/20	484	515,639
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	194	196,084
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)[a]	150	150,231
2.30%, 12/13/19 (Call 11/13/19)	200	201,270
2.55%, 10/23/19	192	194,316
2.60%, 04/23/20 (Call 03/23/20)	400	404,656
2.63%, 01/31/19	75	75,818
2.63%, 04/25/21 (Call 03/25/21)	50	50,276
3.50%, 11/16/26 (Call 11/16/25)	125	124,646
3.63%, 01/22/23	181	187,433
3.75%, 05/22/25 (Call 02/22/25)	12	12,331
3.75%, 02/25/26 (Call 11/25/25)	200	204,692
3.85%, 07/08/24 (Call 04/08/24)	75	78,092
4.00%, 03/03/24	59	62,018
4.75%, 10/21/45 (Call 04/21/45)	100	110,582
5.25%, 07/27/21	145	159,330
5.38%, 03/15/20	112	121,119
5.75%, 01/24/22	275	309,688
6.13%, 02/15/33	176	220,099
6.25%, 02/01/41	195	254,894
HSBC Bank USA N.A.
4.88%, 08/24/20	242	260,358
HSBC Holdings PLC
2.65%, 01/05/22	200	201,122
3.90%, 05/25/26	200	208,412
4.00%, 03/30/22	40	42,480
4.30%, 03/08/26	200	214,524
4.88%, 01/14/22	174	191,177
5.10%, 04/05/21[a]	150	164,017
5.25%, 03/14/44	200	232,296
6.10%, 01/14/42	50	66,262
6.50%, 09/15/37	190	247,598
VRN, (3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)[b]	200	204,742
VRN, (3 mo. LIBOR US + 1.546%)
4.04%, 03/13/28 (Call 03/13/27)[b]	200	209,594
HSBC USA Inc.
2.25%, 06/23/19	97	97,652
2.63%, 09/24/18	150	151,550

Security	Principal (000s)	Value
ING Groep NV
3.15%, 03/29/22	$200	$204,746
JPMorgan Chase & Co.
2.20%, 10/22/19	100	100,605
2.25%, 01/23/20 (Call 12/23/19)	225	226,582
2.35%, 01/28/19	111	111,928
2.55%, 10/29/20 (Call 09/29/20)	200	202,624
2.70%, 05/18/23 (Call 03/18/23)	150	149,615
2.75%, 06/23/20 (Call 05/23/20)	49	49,982
2.95%, 10/01/26 (Call 07/01/26)	200	194,988
3.13%, 01/23/25 (Call 10/23/24)	75	75,059
3.20%, 01/25/23	126	129,353
3.25%, 09/23/22	275	284,042
3.30%, 04/01/26 (Call 01/01/26)	100	100,109
3.90%, 07/15/25 (Call 04/15/25)	142	149,072
4.35%, 08/15/21	40	42,988
4.50%, 01/24/22	200	217,424
4.63%, 05/10/21	157	169,982
5.40%, 01/06/42	150	181,704
5.60%, 07/15/41	62	77,045
6.30%, 04/23/19	156	167,742
6.40%, 05/15/38	170	227,535
VRN, (3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[b]	175	179,613
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	242	243,447
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	250,590
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	247,087
2.67%, 07/25/22	100	100,087
3.68%, 02/22/27	50	51,846
3.85%, 03/01/26	150	157,082
Mizuho Financial Group Inc.
2.84%, 09/13/26	200	193,836
Morgan Stanley
2.45%, 02/01/19	100	100,847
2.50%, 01/24/19	150	151,353
2.50%, 04/21/21	300	300,963
2.63%, 11/17/21	225	225,736
2.80%, 06/16/20	257	261,672
3.13%, 07/27/26	75	73,427
3.63%, 01/20/27	125	126,548
3.75%, 02/25/23	214	223,399
3.88%, 01/27/26	200	206,918
4.00%, 07/23/25	150	157,390
4.30%, 01/27/45	162	167,105
4.38%, 01/22/47	100	104,529
5.50%, 01/26/20	97	104,751
5.50%, 07/28/21	234	260,554
5.63%, 09/23/19	194	208,472
6.38%, 07/24/42	118	157,420
Series F
3.88%, 04/29/24	177	184,804
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	24	23,648
National Australia Bank Ltd./New York
2.50%, 07/12/26	250	238,237
2.63%, 01/14/21	250	253,080
Northern Trust Corp.
2.38%, 08/02/22	73	73,291
PNC Bank N.A.
1.95%, 03/04/19 (Call 02/02/19)[c]	250	250,760
2.15%, 04/29/21 (Call 03/30/21)[a,c]	250	249,640
4.20%, 11/01/25 (Call 10/02/25)[c]	342	368,577

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[c]	$67	$72,158
Royal Bank of Canada
1.63%, 04/15/19	200	199,542
2.15%, 03/15/19	112	112,665
2.50%, 01/19/21	200	202,382
4.65%, 01/27/26	100	107,571
Santander UK PLC
2.00%, 08/24/18	27	27,050
2.38%, 03/16/20[a]	57	57,488
2.50%, 03/14/19	100	100,981
4.00%, 03/13/24	67	70,911
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	250	251,592
State Street Corp.
1.95%, 05/19/21	100	99,216
3.10%, 05/15/23	67	68,489
3.30%, 12/16/24	200	206,830
3.70%, 11/20/23	50	53,350
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	242	244,132
2.45%, 10/20/20	242	243,152
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	100	100,635
2.93%, 03/09/21	200	203,636
3.01%, 10/19/26[a]	100	98,258
3.36%, 07/12/27	100	100,909
3.45%, 01/11/27[a]	150	152,573
3.78%, 03/09/26	100	104,176
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	100	99,786
Svenska Handelsbanken AB
2.45%, 03/30/21	300	302,676
Toronto-Dominion Bank (The)
1.45%, 09/06/18	100	99,866
1.80%, 07/13/21[a]	100	98,789
1.95%, 01/22/19	50	50,192
2.13%, 07/02/19	74	74,505
2.13%, 04/07/21	150	149,898
2.25%, 11/05/19	67	67,595
2.63%, 09/10/18	112	113,289
VRN, (5 year USD Swap + 2.205%)
3.63%, 09/15/31 (Call 09/15/26)[a,b]	50	49,727
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	200	201,826
2.95%, 07/15/22 (Call 06/15/22)	351	358,750
3.00%, 03/15/22 (Call 02/15/22)	79	81,322
3.10%, 04/27/26 (Call 03/27/26)[a]	150	149,144
3.70%, 01/30/24 (Call 12/29/23)	75	79,275
UBS AG/Stamford CT
2.35%, 03/26/20	250	252,325
Wells Fargo & Co.
2.10%, 07/26/21	125	123,618
2.15%, 01/15/19	100	100,618
2.50%, 03/04/21	125	125,883
3.00%, 01/22/21	145	148,640
3.00%, 04/22/26	150	147,593
3.30%, 09/09/24[a]	125	127,435
3.50%, 03/08/22	217	225,964
3.90%, 05/01/45[a]	114	113,587

Security	Principal (000s)	Value
4.10%, 06/03/26	$212	$221,012
4.13%, 08/15/23[a]	24	25,537
4.30%, 07/22/27[a]	425	450,755
4.48%, 01/16/24	79	85,239
4.60%, 04/01/21	112	120,859
4.75%, 12/07/46	125	135,303
4.90%, 11/17/45	125	137,103
5.61%, 01/15/44	300	359,226
Series M
3.45%, 02/13/23[a]	205	210,750
Series N
2.15%, 01/30/20	172	172,855
Westpac Banking Corp.
1.60%, 08/19/19	200	198,704
2.10%, 05/13/21	100	99,323
2.25%, 01/17/19	79	79,517
2.30%, 05/26/20	57	57,389
2.80%, 01/11/22	100	101,833
2.85%, 05/13/26	150	146,820
3.35%, 03/08/27	100	101,093
4.88%, 11/19/19	95	101,127

		29,849,981

BEVERAGES — 5.37%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	450	451,980
2.15%, 02/01/19	200	201,540
2.65%, 02/01/21 (Call 01/01/21)[a]	400	406,664
3.30%, 02/01/23 (Call 12/01/22)	250	259,328
3.65%, 02/01/26 (Call 11/01/25)	425	439,416
3.70%, 02/01/24[a]	45	47,329
4.63%, 02/01/44	40	43,400
4.70%, 02/01/36 (Call 08/01/35)	325	359,170
4.90%, 02/01/46 (Call 08/01/45)	475	533,738
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42[a]	177	169,987
8.20%, 01/15/39	57	89,349
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	34	36,684
Coca-Cola Co. (The)
1.65%, 11/01/18[a]	67	67,177
1.88%, 10/27/20	100	100,219
2.50%, 04/01/23	164	165,451
2.88%, 10/27/25	200	201,982
3.30%, 09/01/21	101	105,930
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18[a]	150	151,101
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	136	138,207
Diageo Investment Corp.
4.25%, 05/11/42	79	83,467
PepsiCo Inc.
1.35%, 10/04/19[a]	100	99,499
2.15%, 10/14/20 (Call 09/14/20)	200	201,880
2.25%, 01/07/19 (Call 12/07/18)	156	157,488
2.75%, 03/05/22	100	102,743
2.75%, 03/01/23	145	148,499
2.75%, 04/30/25 (Call 01/30/25)	57	57,055
2.85%, 02/24/26 (Call 11/24/25)	100	100,012
3.13%, 11/01/20	100	104,009
3.45%, 10/06/46 (Call 04/06/46)	100	94,362
4.00%, 03/05/42	62	63,434
4.45%, 04/14/46 (Call 10/14/45)	125	137,109

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
4.60%, 07/17/45 (Call 01/17/45)[a]	$50	$56,073

		5,374,282

BIOTECHNOLOGY — 1.33%
Gilead Sciences Inc.
2.35%, 02/01/20[a]	272	275,775
2.55%, 09/01/20	112	114,259
2.95%, 03/01/27 (Call 12/01/26)[a]	150	148,099
3.50%, 02/01/25 (Call 11/01/24)[a]	139	144,114
3.65%, 03/01/26 (Call 12/01/25)	96	99,987
4.15%, 03/01/47 (Call 09/01/46)	125	125,938
4.50%, 02/01/45 (Call 08/01/44)	225	239,083
4.60%, 09/01/35 (Call 03/01/35)	167	182,210

		1,329,465

CHEMICALS — 0.67%
EI du Pont de Nemours & Co.
2.20%, 05/01/20	200	201,564
4.15%, 02/15/43	84	85,089
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	102	98,025
4.20%, 07/15/34 (Call 01/15/34)	106	108,092
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	34	33,813
2.45%, 02/15/22 (Call 11/15/21)[a]	25	25,212
3.55%, 11/07/42 (Call 05/07/42)	30	28,800
4.50%, 08/15/19	89	93,764

		674,359

COMMERCIAL SERVICES — 0.29%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	35	35,514
3.38%, 09/15/25 (Call 06/15/25)	17	17,755
Board of Trustees of The Leland Stanford Junior University (The)
3.65%, 05/01/48 (Call 11/01/47)	75	77,135
Massachusetts Institute of Technology
5.60%, 07/01/11	50	63,694
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	50	47,101
Princeton University
5.70%, 03/01/39	24	32,092
Series A
4.95%, 03/01/19	12	12,590

		285,881

COMPUTERS — 4.00%
Apple Inc.
1.55%, 02/07/20	150	149,558
2.00%, 05/06/20	33	33,230
2.10%, 05/06/19	200	201,996
2.25%, 02/23/21 (Call 01/23/21)	150	151,425
2.40%, 05/03/23	300	299,964
2.50%, 02/09/22 (Call 01/09/22)	50	50,672
2.70%, 05/13/22	112	114,420
2.85%, 05/06/21	192	197,752
2.85%, 02/23/23 (Call 12/23/22)	100	102,476

Security	Principal (000s)	Value
2.85%, 05/11/24 (Call 03/11/24)	$125	$126,434
3.00%, 02/09/24 (Call 12/09/23)	50	51,137
3.20%, 05/13/25	174	178,688
3.20%, 05/11/27 (Call 02/11/27)	150	152,034
3.25%, 02/23/26 (Call 11/23/25)	200	204,588
3.35%, 02/09/27 (Call 11/09/26)	150	154,131
3.45%, 05/06/24	112	117,302
3.45%, 02/09/45	60	56,342
3.85%, 05/04/43	112	112,235
3.85%, 08/04/46 (Call 02/04/46)	100	99,728
4.25%, 02/09/47 (Call 08/09/46)	98	103,978
4.38%, 05/13/45	113	122,831
4.45%, 05/06/44	57	62,533
4.65%, 02/23/46 (Call 08/23/45)[a]	175	196,896
International Business Machines Corp.
1.63%, 05/15/20[a]	97	96,527
1.88%, 05/15/19	97	97,450
2.88%, 11/09/22	100	102,272
2.90%, 11/01/21	100	102,946
3.30%, 01/27/27[a]	100	101,374
3.45%, 02/19/26[a]	100	102,704
3.63%, 02/12/24	150	157,753
4.00%, 06/20/42[a]	100	100,409
7.63%, 10/15/18	97	103,786

		4,005,571

COSMETICS & PERSONAL CARE — 0.95%
Colgate-Palmolive Co.
1.75%, 03/15/19	34	34,123
1.95%, 02/01/23	79	77,880
3.70%, 08/01/47 (Call 02/01/47)	75	73,224
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	25	25,040
3.15%, 03/15/27 (Call 12/15/26)[a]	25	25,364
4.15%, 03/15/47 (Call 09/15/46)	25	26,136
Procter & Gamble Co. (The)
1.70%, 11/03/21	85	84,277
2.30%, 02/06/22	95	96,324
2.70%, 02/02/26	100	100,121
5.55%, 03/05/37	50	66,263
Unilever Capital Corp.
2.10%, 07/30/20	97	97,609
2.20%, 03/06/19	97	97,840
3.10%, 07/30/25	100	101,069
5.90%, 11/15/32	34	44,615

		949,885

DISTRIBUTION & WHOLESALE — 0.05%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)[a]	45	48,544

		48,544

DIVERSIFIED FINANCIAL SERVICES — 3.87%
American Express Co.
2.65%, 12/02/22	100	100,607
4.05%, 12/03/42	76	77,826
American Express Credit Corp.
2.13%, 03/18/19	112	112,709
2.20%, 03/03/20 (Call 02/01/20)	100	100,822
2.25%, 08/15/19	45	45,438
2.25%, 05/05/21 (Call 04/04/21)	125	125,210

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
2.38%, 05/26/20 (Call 04/25/20)	$100	$101,329
3.30%, 05/03/27 (Call 04/03/27)	150	151,230
Series F
2.60%, 09/14/20 (Call 08/14/20)	50	50,880
Ameriprise Financial Inc.
4.00%, 10/15/23	197	211,757
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	125	126,896
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	430	434,395
3.37%, 11/15/25	200	206,932
4.42%, 11/15/35	400	433,200
HSBC Finance Corp.
6.68%, 01/15/21	137	155,400
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	200	210,962
Invesco Finance PLC
3.75%, 01/15/26	97	100,845
Mastercard Inc.
2.00%, 04/01/19	45	45,294
2.95%, 11/21/26 (Call 08/21/26)	75	75,428
3.38%, 04/01/24	57	59,651
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	50	49,553
4.02%, 11/01/32 (Call 05/01/32)[a]	50	53,202
10.38%, 11/01/18	30	33,201
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	45	46,141
5.60%, 12/01/19	57	61,602
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	75	75,793
2.80%, 12/14/22 (Call 10/14/22)[a]	150	153,298
3.15%, 12/14/25 (Call 09/14/25)	250	255,750
4.30%, 12/14/45 (Call 06/14/45)	200	219,036

		3,874,387

ELECTRIC — 4.02%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	125	132,519
4.50%, 02/01/45 (Call 08/01/44)	125	137,167
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	25	24,213
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	150	147,454
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	100	101,556
3.95%, 03/01/43 (Call 09/01/42)	62	63,590
4.45%, 03/15/44 (Call 09/15/43)	45	49,565
Series 08-B
6.75%, 04/01/38	79	110,361
Consumers Energy Co.
6.70%, 09/15/19	30	33,024
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	25	24,749
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	50	50,907
4.00%, 09/30/42 (Call 03/30/42)	125	128,584
5.30%, 02/15/40[a]	18	22,127
Duke Energy Florida LLC

Security	Principal (000s)	Value
3.20%, 01/15/27 (Call 10/15/26)	$50	$50,943
3.40%, 10/01/46 (Call 04/01/46)	75	70,570
6.40%, 06/15/38	120	164,305
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	40	40,900
3.00%, 09/15/21 (Call 06/15/21)	100	103,132
4.15%, 12/01/44 (Call 06/01/44)	75	79,131
4.20%, 08/15/45 (Call 02/15/45)	45	48,029
5.30%, 01/15/19	12	12,628
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	24,277
3.13%, 12/01/25 (Call 06/01/25)	150	153,381
4.05%, 06/01/42 (Call 12/01/41)	100	105,168
Georgia Power Co.
4.30%, 03/15/42	134	140,184
5.40%, 06/01/40	50	58,808
Series 10-C
4.75%, 09/01/40	24	26,354
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	12	12,424
5.13%, 11/01/40 (Call 05/01/40)	34	40,586
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	25	24,692
5.30%, 06/01/42 (Call 12/01/41)	50	60,340
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	201	209,241
4.00%, 12/01/46 (Call 06/01/46)	50	51,761
4.30%, 03/15/45 (Call 09/15/44)	75	81,280
5.80%, 03/01/37	29	36,959
6.05%, 03/01/34	181	233,892
PacifiCorp
6.00%, 01/15/39	200	260,122
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	29	28,245
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	24	23,779
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	50	48,217
4.50%, 08/15/40	25	27,775
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)[a]	67	68,360
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	79	83,795
4.00%, 04/01/47 (Call 10/01/46)	50	52,277
4.65%, 10/01/43 (Call 04/01/43)	80	93,090
5.50%, 03/15/40	59	74,149
Series 08-A
5.95%, 02/01/38	12	15,557
Virginia Electric & Power Co.
4.00%, 11/15/46 (Call 05/15/46)[a]	75	77,143
8.88%, 11/15/38	81	136,385
Series A
3.15%, 01/15/26 (Call 10/15/25)	150	151,905
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	24	25,009

		4,020,609

ELECTRICAL COMPONENTS & EQUIPMENT — 0.12%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	57	58,358
2.63%, 02/15/23 (Call 11/15/22)	57	57,686

		116,044

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
ELECTRONICS — 0.35%
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	$75	$72,135
4.25%, 03/01/21	167	179,600
5.38%, 03/01/41	84	103,654

		355,389

ENGINEERING & CONSTRUCTION — 0.12%
ABB Finance USA Inc.
2.88%, 05/08/22	47	48,183
4.38%, 05/08/42	67	72,435

		120,618

GAS — 0.12%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	90	94,764
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	25	27,560

		122,324

HAND & MACHINE TOOLS — 0.05%
Stanley Black & Decker Inc.
2.90%, 11/01/22	45	45,802

		45,802

HEALTH CARE — PRODUCTS — 1.26%
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	100	104,363
Medtronic Inc.
2.50%, 03/15/20	150	152,565
3.15%, 03/15/22	150	156,300
3.50%, 03/15/25	350	366,671
4.38%, 03/15/35	294	325,584
4.63%, 03/15/44 (Call 09/15/43)	95	106,676
4.63%, 03/15/45	45	51,085

		1,263,244

HEALTH CARE — SERVICES — 1.74%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	67	67,874
4.50%, 05/15/42 (Call 11/15/41)	122	133,248
Ascension Health
3.95%, 11/15/46	75	76,841
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	34	37,554
Howard Hughes Medical Institute
3.50%, 09/01/23	82	86,639
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)[a]	50	50,367
4.15%, 05/01/47 (Call 11/01/46)	50	52,511
4.88%, 04/01/42	25	28,561
UnitedHealth Group Inc.
2.13%, 03/15/21	100	99,929
2.70%, 07/15/20	137	140,221

Security	Principal (000s)	Value
2.88%, 03/15/22 (Call 12/15/21)	$76	$77,849
2.88%, 03/15/23	79	80,503
3.38%, 11/15/21 (Call 08/15/21)	100	104,484
3.45%, 01/15/27	100	103,513
3.75%, 07/15/25	100	106,321
4.63%, 07/15/35	7	7,945
4.75%, 07/15/45	300	346,623
6.88%, 02/15/38	95	136,315

		1,737,298

HOUSEHOLD PRODUCTS & WARES — 0.09%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)[a]	50	44,995
6.63%, 08/01/37	29	40,751

		85,746

INSURANCE — 3.06%
Aflac Inc.
3.63%, 11/15/24	57	59,975
Allstate Corp. (The)
3.15%, 06/15/23	57	58,679
3.28%, 12/15/26 (Call 09/15/26)[a]	100	102,440
4.50%, 06/15/43	34	37,055
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	350	351,165
3.00%, 05/15/22	81	83,927
4.30%, 05/15/43[a]	73	78,375
4.40%, 05/15/42	100	108,416
5.75%, 01/15/40[a]	12	15,305
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	40	40,403
3.00%, 02/11/23	45	46,427
3.13%, 03/15/26 (Call 12/15/25)	100	101,851
Chubb Corp. (The)
6.00%, 05/11/37	24	31,123
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	200	205,254
3.15%, 03/15/25	57	58,148
3.35%, 05/15/24	45	46,646
3.35%, 05/03/26 (Call 02/03/26)	50	51,611
4.35%, 11/03/45 (Call 05/03/45)	50	54,800
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	57	56,836
4.13%, 05/15/43 (Call 11/15/42)	24	23,915
Manulife Financial Corp.
4.15%, 03/04/26	75	80,049
5.38%, 03/04/46[a]	25	30,091
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	57	57,420
3.75%, 03/14/26 (Call 12/14/25)	50	52,271
MetLife Inc.
3.00%, 03/01/25	167	168,197
4.05%, 03/01/45	123	124,670
4.13%, 08/13/42	136	138,739
4.88%, 11/13/43	50	56,795
7.72%, 02/15/19	89	96,984
Series D
4.37%, 09/15/23	100	109,971
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	50	52,468
Prudential Financial Inc.
3.50%, 05/15/24	100	104,582

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
4.60%, 05/15/44	$100	$109,909
6.20%, 11/15/40	50	64,354
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	100	97,592
5.35%, 11/01/40	50	60,990
Travelers Property Casualty Corp.
6.38%, 03/15/33	34	43,932

		3,061,365

INTERNET — 0.82%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	201,880
3.60%, 11/28/24 (Call 08/28/24)	194	200,528
Alphabet Inc.
3.38%, 02/25/24	107	112,739
3.63%, 05/19/21	100	106,203
Baidu Inc.
3.50%, 11/28/22	194	200,193

		821,543

MACHINERY — 1.43%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	167	168,149
2.25%, 12/01/19	45	45,460
2.85%, 06/01/22	45	45,987
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	100	101,345
3.80%, 08/15/42	98	98,198
3.90%, 05/27/21	89	95,191
5.20%, 05/27/41	45	54,027
7.90%, 12/15/18	57	61,762
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	67	70,951
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	101	102,682
3.90%, 06/09/42 (Call 12/09/41)	89	93,313
John Deere Capital Corp.
1.95%, 01/08/19	150	150,831
2.05%, 03/10/20	34	34,261
2.25%, 04/17/19	161	162,563
3.90%, 07/12/21	140	149,178

		1,433,898

MANUFACTURING — 2.10%
3M Co.
2.00%, 06/26/22	50	49,800
3.00%, 08/07/25	232	235,805
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	150	151,497
2.70%, 10/09/22	200	204,484
3.10%, 01/09/23	125	130,087
4.50%, 03/11/44	197	218,051
5.30%, 02/11/21	150	165,843
5.88%, 01/14/38	425	545,764
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	100	98,279
3.50%, 03/01/24 (Call 12/01/23)	57	60,020

Security	Principal (000s)	Value
3.90%, 09/01/42 (Call 03/01/42)	$50	$51,653
6.25%, 04/01/19	24	25,780
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)[d]	50	50,749
3.30%, 11/21/24 (Call 08/21/24)	87	89,892
4.10%, 03/01/47 (Call 09/01/46)[d]	25	25,942

		2,103,646

MEDIA — 2.92%
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	150	152,069
2.85%, 01/15/23	101	103,035
3.13%, 07/15/22	200	207,874
3.15%, 03/01/26 (Call 12/01/25)	125	126,438
3.30%, 02/01/27 (Call 11/01/26)	100	101,895
3.40%, 07/15/46 (Call 01/15/46)[a]	125	114,396
3.60%, 03/01/24	45	47,425
4.25%, 01/15/33	200	213,962
4.40%, 08/15/35 (Call 02/15/35)	100	108,559
4.50%, 01/15/43	175	187,971
4.60%, 08/15/45 (Call 02/15/45)	162	176,983
4.65%, 07/15/42	100	110,222
4.75%, 03/01/44	57	63,476
6.45%, 03/15/37	24	32,156
6.55%, 07/01/39	15	20,427
6.95%, 08/15/37	101	142,423
NBCUniversal Media LLC
2.88%, 01/15/23	57	58,240
4.38%, 04/01/21	150	162,105
5.15%, 04/30/20	145	158,080
Walt Disney Co. (The)
1.85%, 07/30/26	100	91,664
2.30%, 02/12/21	125	126,678
2.35%, 12/01/22	139	139,538
3.00%, 02/13/26	100	100,783
5.50%, 03/15/19	75	79,620
Series E
4.13%, 12/01/41	89	92,845

		2,918,864

METAL FABRICATE & HARDWARE — 0.13%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	67	67,358
3.25%, 06/15/25 (Call 03/15/25)	57	58,441

		125,799

MINING — 0.65%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	15	15,382
3.85%, 09/30/23	124	133,174
5.00%, 09/30/43	175	205,735
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	25	29,681
7.13%, 07/15/28	107	143,625
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	67	68,210
4.13%, 08/21/42 (Call 02/21/42)	50	51,694

		647,501

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
OIL & GAS — 6.84%
BP Capital Markets PLC
2.24%, 09/26/18	$67	$67,477
2.24%, 05/10/19	45	45,396
2.50%, 11/06/22	150	149,824
2.52%, 01/15/20	200	203,200
2.75%, 05/10/23	200	201,192
3.22%, 11/28/23 (Call 09/28/23)	50	51,348
3.22%, 04/14/24 (Call 02/14/24)	100	102,147
3.51%, 03/17/25	125	129,284
3.56%, 11/01/21	100	105,189
3.72%, 11/28/28 (Call 08/28/28)	100	103,750
4.50%, 10/01/20	67	72,134
4.74%, 03/11/21	12	13,077
Chevron Corp.
1.79%, 11/16/18	225	225,864
1.96%, 03/03/20 (Call 02/03/20)	145	145,725
2.10%, 05/16/21 (Call 04/15/21)	100	100,138
2.36%, 12/05/22 (Call 09/05/22)	100	100,056
2.95%, 05/16/26 (Call 02/16/26)	150	150,259
3.19%, 06/24/23 (Call 03/24/23)	75	78,065
3.33%, 11/17/25 (Call 08/17/25)	125	129,050
4.95%, 03/03/19	150	157,746
Conoco Funding Co.
7.25%, 10/15/31	89	118,632
ConocoPhillips
5.75%, 02/01/19	49	51,859
6.50%, 02/01/39	125	165,054
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	17	17,089
3.35%, 11/15/24 (Call 08/15/24)	100	102,754
4.20%, 03/15/21 (Call 02/15/21)	150	160,101
4.30%, 11/15/44 (Call 05/15/44)	45	46,318
4.95%, 03/15/26 (Call 12/15/25)	200	225,282
5.95%, 03/15/46 (Call 09/15/45)	50	64,183
Exxon Mobil Corp.
1.71%, 03/01/19	200	200,512
2.22%, 03/01/21 (Call 02/01/21)	100	100,957
2.71%, 03/06/25 (Call 12/06/24)	100	100,190
2.73%, 03/01/23 (Call 01/01/23)	100	101,921
3.18%, 03/15/24 (Call 12/15/23)[a]	101	104,523
3.57%, 03/06/45 (Call 09/06/44)	50	48,548
4.11%, 03/01/46 (Call 09/01/45)[a]	175	186,441
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	63	63,442
3.13%, 02/15/22 (Call 11/15/21)	50	51,644
3.40%, 04/15/26 (Call 01/15/26)	75	76,981
4.40%, 04/15/46 (Call 10/15/45)	75	79,142
4.63%, 06/15/45 (Call 12/15/44)	95	102,734
Shell International Finance BV
1.38%, 05/10/19	100	99,640
1.38%, 09/12/19	300	298,350
1.75%, 09/12/21	250	246,725
1.88%, 05/10/21	150	149,059
1.90%, 08/10/18	24	24,089
2.13%, 05/11/20	75	75,595
2.25%, 01/06/23	25	24,759
2.38%, 08/21/22	50	50,030
3.25%, 05/11/25	155	159,056

Security	Principal (000s)	Value
3.75%, 09/12/46	$75	$72,253
4.00%, 05/10/46[a]	225	226,474
4.13%, 05/11/35	117	122,923
4.55%, 08/12/43	112	121,225
6.38%, 12/15/38	150	202,116
Total Capital Canada Ltd.
2.75%, 07/15/23	101	102,437
Total Capital International SA
2.13%, 01/10/19	24	24,173
2.70%, 01/25/23	75	75,987
3.75%, 04/10/24	100	105,873
Total Capital SA
4.45%, 06/24/20[a]	150	160,659

		6,840,651

OIL & GAS SERVICES — 0.10%
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	95	100,370

		100,370

PHARMACEUTICALS — 5.27%
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[a]	100	102,114
AstraZeneca PLC
1.95%, 09/18/19	150	150,532
2.38%, 11/16/20	100	101,319
3.38%, 11/16/25[a]	100	102,692
4.00%, 09/18/42	50	50,021
4.38%, 11/16/45	147	155,674
Bristol-Myers Squibb Co.
1.60%, 02/27/19	40	39,986
3.25%, 02/27/27	40	40,942
4.50%, 03/01/44 (Call 09/01/43)	49	54,141
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	157	156,053
5.55%, 03/15/37	18	22,307
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	100	102,239
6.38%, 05/15/38	100	138,220
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	145	149,127
Johnson & Johnson
1.13%, 03/01/19	100	99,620
1.65%, 12/05/18	57	57,153
2.05%, 03/01/23 (Call 01/01/23)	150	149,260
2.25%, 03/03/22 (Call 02/03/22)	50	50,543
2.45%, 03/01/26 (Call 12/01/25)[a]	100	98,463
2.95%, 03/03/27 (Call 12/03/26)[a]	50	50,957
3.63%, 03/03/37 (Call 09/03/36)	75	77,817
3.70%, 03/01/46 (Call 09/01/45)	125	128,466
3.75%, 03/03/47 (Call 09/03/46)	50	51,827
5.95%, 08/15/37	117	157,132
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	125	135,416
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	95	96,186
2.75%, 02/10/25 (Call 11/10/24)	150	150,393
3.70%, 02/10/45 (Call 08/10/44)[a]	100	100,567
3.88%, 01/15/21 (Call 10/15/20)[a]	150	159,172
4.15%, 05/18/43	101	108,343
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	79	83,993

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Novartis Capital Corp.
1.80%, 02/14/20	$50	$50,219
2.40%, 05/17/22 (Call 04/17/22)	50	50,544
2.40%, 09/21/22	139	140,386
3.00%, 11/20/25 (Call 08/20/25)	75	76,400
3.10%, 05/17/27 (Call 02/17/27)[a]	50	51,028
3.40%, 05/06/24	89	93,302
3.70%, 09/21/42	73	72,758
4.00%, 11/20/45 (Call 05/20/45)	75	78,821
4.40%, 05/06/44	50	55,790
Novartis Securities Investment Ltd.
5.13%, 02/10/19[a]	86	90,395
Pfizer Inc.
1.70%, 12/15/19	75	75,152
2.10%, 05/15/19	125	126,201
2.20%, 12/15/21	200	201,886
3.00%, 06/15/23	167	172,721
3.00%, 12/15/26	50	50,661
4.40%, 05/15/44	100	110,501
7.20%, 03/15/39	272	413,889
Sanofi
4.00%, 03/29/21	137	146,072
Wyeth LLC
5.95%, 04/01/37	75	99,331

		5,276,732

PIPELINES — 0.58%
TransCanada PipeLines Ltd.
2.50%, 08/01/22	57	57,137
3.80%, 10/01/20	67	70,461
4.63%, 03/01/34 (Call 12/01/33)	100	108,924
4.88%, 01/15/26 (Call 10/15/25)[a]	125	140,229
6.10%, 06/01/40	37	47,654
6.50%, 08/15/18	24	25,139
7.63%, 01/15/39[a]	90	131,101

		580,645

REAL ESTATE INVESTMENT TRUSTS — 0.72%
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	112	121,557
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	45	45,317
2.50%, 07/15/21 (Call 04/15/21)[a]	150	150,828
3.30%, 01/15/26 (Call 10/15/25)	100	100,859
3.38%, 03/15/22 (Call 12/15/21)[a]	100	103,850
3.50%, 09/01/25 (Call 06/01/25)	100	102,360
4.25%, 11/30/46 (Call 05/30/46)[a]	100	100,281

		725,052

RETAIL — 3.70%
Costco Wholesale Corp.
1.70%, 12/15/19	37	36,993
1.75%, 02/15/20	57	56,981
2.30%, 05/18/22 (Call 04/18/22)	100	100,273
3.00%, 05/18/27 (Call 02/18/27)	100	99,993
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	57	57,479

Security	Principal (000s)	Value
2.25%, 09/10/18 (Call 08/10/18)	$34	$34,275
2.63%, 06/01/22 (Call 05/01/22)	200	203,782
2.70%, 04/01/23 (Call 01/01/23)	50	50,933
3.00%, 04/01/26 (Call 01/01/26)[a]	50	50,501
3.50%, 09/15/56 (Call 03/15/56)	50	45,658
3.75%, 02/15/24 (Call 11/15/23)	100	106,672
3.90%, 06/15/47 (Call 12/15/46)	100	101,257
4.20%, 04/01/43 (Call 10/01/42)	79	83,266
4.25%, 04/01/46 (Call 10/01/45)	170	181,342
4.88%, 02/15/44 (Call 08/15/43)[a]	12	13,868
5.88%, 12/16/36	150	193,873
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	100	96,213
3.10%, 05/03/27 (Call 02/03/27)[a]	100	100,354
3.12%, 04/15/22 (Call 01/15/22)	57	59,148
3.70%, 04/15/46 (Call 10/15/45)	50	48,038
3.80%, 11/15/21 (Call 08/15/21)	18	19,177
4.05%, 05/03/47 (Call 11/03/46)	50	50,928
4.65%, 04/15/42 (Call 10/15/41)	100	110,097
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	50	48,239
3.85%, 10/01/23 (Call 07/01/23)	45	48,685
Target Corp.
2.50%, 04/15/26[a]	250	240,307
2.90%, 01/15/22	40	41,294
3.63%, 04/15/46[a]	75	71,008
4.00%, 07/01/42[a]	80	80,612
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	75	70,135
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	189	191,854
3.25%, 10/25/20	75	78,503
3.30%, 04/22/24 (Call 01/22/24)	139	145,628
3.63%, 07/08/20[a]	100	105,636
4.30%, 04/22/44 (Call 10/22/43)[a]	240	266,554
4.75%, 10/02/43 (Call 04/02/43)[a]	87	102,471
5.63%, 04/15/41	200	259,596
6.20%, 04/15/38	40	54,572

		3,706,195

SEMICONDUCTORS — 2.23%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	75	76,521
4.30%, 06/15/21	100	108,223
4.35%, 04/01/47 (Call 10/01/46)	75	80,232
5.85%, 06/15/41	34	43,343
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	50	48,787
2.88%, 05/11/24 (Call 03/11/24)	50	50,628
3.15%, 05/11/27 (Call 02/11/27)[a]	50	50,597
3.30%, 10/01/21	350	367,356
3.70%, 07/29/25 (Call 04/29/25)	100	105,791
4.00%, 12/15/32	75	81,410
4.10%, 05/19/46 (Call 11/19/45)	100	103,532
4.25%, 12/15/42	40	42,370
4.90%, 07/29/45 (Call 01/29/45)	95	110,778
QUALCOMM Inc.
2.10%, 05/20/20[a]	150	151,077
2.25%, 05/20/20	29	29,322
2.60%, 01/30/23 (Call 12/30/22)[a]	75	75,444
2.90%, 05/20/24 (Call 03/20/24)	25	25,214
3.00%, 05/20/22	98	101,061
3.25%, 05/20/27 (Call 02/20/27)[a]	75	75,463

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
3.45%, 05/20/25 (Call 02/20/25)[a]	$117	$120,755
4.30%, 05/20/47 (Call 11/20/46)[a]	50	51,346
4.80%, 05/20/45 (Call 11/20/44)	113	124,561
Texas Instruments Inc.
1.65%, 08/03/19	145	145,183
Xilinx Inc.
2.13%, 03/15/19	67	67,284

		2,236,278

SOFTWARE — 5.19%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	50	51,615
4.75%, 02/01/20	50	53,587
Microsoft Corp.
1.10%, 08/08/19	100	99,205
1.55%, 08/08/21 (Call 07/08/21)	150	147,596
1.63%, 12/06/18	24	24,067
2.00%, 11/03/20 (Call 10/03/20)	300	302,082
2.00%, 08/08/23 (Call 06/08/23)	50	48,969
2.38%, 02/12/22 (Call 01/12/22)	300	303,171
2.40%, 08/08/26 (Call 05/08/26)	100	96,624
2.65%, 11/03/22 (Call 09/03/22)	100	101,998
2.88%, 02/06/24 (Call 12/06/23)	50	51,097
3.00%, 10/01/20	189	195,997
3.30%, 02/06/27 (Call 11/06/26)	75	77,505
3.45%, 08/08/36 (Call 02/08/36)[a]	100	100,140
3.50%, 02/12/35 (Call 08/12/34)	300	303,615
3.70%, 08/08/46 (Call 02/08/46)	325	320,973
3.75%, 02/12/45 (Call 08/12/44)	50	49,876
3.95%, 08/08/56 (Call 02/08/56)	150	151,331
4.00%, 02/12/55 (Call 08/12/54)	25	25,276
4.10%, 02/06/37 (Call 08/06/36)[a]	100	107,956
4.20%, 11/03/35 (Call 05/03/35)	97	106,300
4.45%, 11/03/45 (Call 05/03/45)	150	166,015
4.75%, 11/03/55 (Call 05/03/55)	25	28,895
4.88%, 12/15/43 (Call 06/15/43)	45	52,718
5.30%, 02/08/41	62	77,361
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	50	54,062
Oracle Corp.
2.25%, 10/08/19	222	224,899
2.38%, 01/15/19	84	84,996
2.50%, 05/15/22 (Call 03/15/22)	175	177,544
2.65%, 07/15/26 (Call 04/15/26)	250	244,162
3.25%, 05/15/30 (Call 02/15/30)[a]	150	151,770
3.40%, 07/08/24 (Call 04/08/24)	50	52,252
3.63%, 07/15/23	112	119,176
3.85%, 07/15/36 (Call 01/15/36)	200	206,996
3.90%, 05/15/35 (Call 11/15/34)	89	92,493
4.00%, 07/15/46 (Call 01/15/46)	75	76,272
4.13%, 05/15/45 (Call 11/15/44)	50	51,559
4.30%, 07/08/34 (Call 01/08/34)	167	182,728
4.38%, 05/15/55 (Call 11/15/54)	12	12,712
5.00%, 07/08/19	112	119,168
5.38%, 07/15/40	245	299,120

		5,193,878

Security	Principal or Shares (000s)	Value
TELECOMMUNICATIONS — 1.55%
America Movil SAB de CV
4.38%, 07/16/42[a]	$194	$199,277
5.00%, 03/30/20[a]	100	107,808
6.38%, 03/01/35	50	62,286
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	100	99,328
2.13%, 03/01/19	45	45,390
2.20%, 02/28/21	50	50,438
2.60%, 02/28/23	50	50,541
3.63%, 03/04/24	89	94,322
4.45%, 01/15/20	167	178,094
4.95%, 02/15/19	367	385,614
5.50%, 01/15/40	223	277,526

		1,550,624

TRANSPORTATION — 1.55%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	100	103,044
3.00%, 04/01/25 (Call 01/01/25)[a]	50	50,804
3.75%, 04/01/24 (Call 01/01/24)	100	106,518
3.85%, 09/01/23 (Call 06/01/23)	125	134,591
3.90%, 08/01/46 (Call 02/01/46)[a]	150	152,579
4.55%, 09/01/44 (Call 03/01/44)	90	99,656
5.15%, 09/01/43 (Call 03/01/43)[a]	175	209,199
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)[a]	75	68,610
Union Pacific Corp.
4.00%, 04/15/47 (Call 10/15/46)[a]	75	78,007
4.05%, 03/01/46 (Call 09/01/45)	125	130,221
4.16%, 07/15/22 (Call 04/15/22)	63	68,318
United Parcel Service Inc.
2.45%, 10/01/22	47	47,688
3.13%, 01/15/21	12	12,478
4.88%, 11/15/40 (Call 05/15/40)	79	93,760
5.13%, 04/01/19	112	118,242
6.20%, 01/15/38	57	76,922

		1,550,637

WATER — 0.08%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	12	12,417
6.59%, 10/15/37	50	68,197

		80,614

TOTAL CORPORATE BONDS & NOTES
(Cost: $97,664,600)		98,367,990

SHORT-TERM INVESTMENTS — 10.79%

MONEY MARKET FUNDS — 10.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	9,750	9,752,611

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2017

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[e,f]	1,051	$1,050,737

		10,803,348

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,801,204)		10,803,348

TOTAL INVESTMENTS IN SECURITIES — 109.09%
(Cost: $108,465,804)[h]		109,171,338
Other Assets, Less Liabilities — (9.09)%		(9,098,918)

NET ASSETS — 100.00%		$100,072,420

VRN — Variable Rate Note

[a]	All or a portion of this security represents a security on loan.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $108,465,804. Net unrealized appreciation was $705,534, of which $1,239,713 represented gross unrealized appreciation on securities and $534,179 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.30%, 06/01/18	$242	$—	$(242)	$—	$—	$2,739	$364
1.95%, 03/04/19	250	—	—	250	250,760	2,749	—
2.15%, 04/29/21	250	—	—	250	249,640	3,815	—
4.20%, 11/01/25	242	250	(150)	342	368,577	10,349	2,288
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	117	—	(50)	67	72,158	1,520	(368)

					$941,135	$21,172	$2,284

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$98,367,990	$—	$98,367,990
Money market funds	10,803,348	—	—	10,803,348

Total	$10,803,348	$98,367,990	$—	$109,171,338

40

Schedule of Investments  (Unaudited)

iSHARES® CMBS ETF

July 31, 2017

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 61.12%

MORTGAGE-BACKED SECURITIES — 61.12%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4
3.17%, 07/15/49	$800	$802,972
Series 2017-BNK3, Class A4
3.57%, 02/15/50	1,000	1,037,339
Barclays Commercial Mortgage Securities Trust Series 2017-C1, Class A4
3.67%, 02/15/50	1,000	1,048,112
CD Commercial Mortgage Trust
Series 2016-CD2, Class A2
3.04%, 11/10/49	400	410,964
Series 2017-CD3, Class A4
3.63%, 02/10/50	230	240,159
Series 2017-CD3, Class AS
3.83%, 02/10/50	750	782,637
Series 2017-CD3, Class C
4.56%, 02/10/50[a]	300	319,162
CD Mortgage Trust Series 2017-CD5, Class A4
3.43%, 08/15/50 (Call 07/11/27)	750	769,131
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2
3.06%, 12/15/47	2	1,682
Series 2016-C3, Class A3
3.87%, 01/10/48	500	525,672
Series 2017-C8, Class B
1.00%, 06/15/50	750	768,135
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4
3.02%, 09/10/45	300	308,281
Series 2013-GC11, Class A3
2.82%, 04/10/46	859	870,986
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	102,880
Series 2013-GC15, Class A4
4.37%, 09/10/46[a]	750	821,184
Series 2014-GC19, Class A4
4.02%, 03/10/47	500	535,082
Series 2014-GC21, Class A5
3.86%, 05/10/47	500	529,235
Series 2014-GC23
2.85%, 07/10/47	226	229,504
Series 2014-GC23, Class A4
3.62%, 07/10/47	750	783,513
Series 2014-GC23, Class AS
3.86%, 07/10/47	250	259,341
Series 2014-GC23, Class C
4.46%, 07/10/47[a]	250	251,880
Series 2014-GC25, Class AS
4.02%, 10/10/47	750	787,768
Series 2014-GC25, Class B
4.35%, 10/10/47[a]	100	106,249
Series 2015-GC27
3.14%, 02/10/48	750	756,998
Series 2015-GC27, Class AS
3.57%, 02/10/48	250	254,143

Security	Principal (000s)	Value
Series 2015-GC29, Class A2
2.67%, 04/10/48	$500	$506,859
Series 2015-GC29, Class C
4.15%, 04/10/48[a]	250	248,773
Series 2015-GC31, Class A4
3.76%, 06/10/48	750	787,880
Series 2015-GC33, Class A4
3.78%, 09/10/58	500	526,726
Series 2015-GC35, Class AAB
3.61%, 11/10/48	500	525,636
Series 2015-P1
3.72%, 09/15/48	750	786,751
Series 2016-C1, Class A4
3.21%, 05/10/49	650	656,057
Series 2016-GC37, Class A4
3.31%, 04/10/49	1,750	1,782,120
Series 2016-P3, Class A2
2.74%, 04/15/49	750	762,055
Series 2016-P5
2.94%, 10/10/49	1,000	988,332
Series 2016-P6, Class A2
3.04%, 12/10/49	250	256,635
Series 2017-P7, Class A4
3.71%, 04/14/50	250	262,715
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	237	246,715
Series 2012-CR5, Class A4
2.77%, 12/10/45	600	604,716
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	132,143
Series 2012-LC4, Class C
5.59%, 12/10/44[a]	200	215,628
Series 2013-CR06, Class ASB
2.62%, 03/10/46	500	507,466
Series 2013-CR08, Class A5
3.61%, 06/10/46[a]	500	524,294
Series 2013-CR09, Class A4
4.23%, 07/10/45[a]	700	762,303
Series 2013-CR10, Class A2
2.97%, 08/10/46	150	151,648
Series 2013-CR11, Class AM
4.72%, 08/10/50[a]	250	273,829
Series 2013-CR12, Class A2
2.90%, 10/10/46	750	759,068
Series 2013-CR12, Class A4
4.05%, 10/10/46	800	857,401
Series 2013-CR13, Class A2
3.04%, 12/10/18	500	507,571
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	101,972
Series 2013-LC6, Class ASB
2.48%, 01/10/46	300	303,172
Series 2013-LC6, Class B
3.74%, 01/10/46	430	437,573
Series 2014-CR15, Class A4
4.07%, 02/10/47[a]	400	428,453
Series 2014-CR16, Class A4
4.05%, 04/10/47	500	535,169
Series 2014-CR16, Class ASB
3.65%, 04/10/47	215	226,392

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2017

Security	Principal (000s)	Value
Series 2014-CR17, Class A5
3.98%, 05/10/47	$450	$479,934
Series 2014-CR17, Class B
4.38%, 05/10/47	292	304,862
Series 2014-CR18, Class AM
4.10%, 07/15/47	300	316,782
Series 2014-CR19, Class A5
3.80%, 08/10/47	438	462,218
Series 2014-CR19, Class B
4.70%, 08/10/47[a]	650	691,504
Series 2014-CR20, Class AM
3.94%, 11/10/47	250	261,818
Series 2014-LC15, Class A4
4.01%, 04/10/47	945	1,007,650
Series 2014-LC17, Class A5
3.92%, 10/10/47	675	716,619
Series 2014-UBS2, Class A2
2.82%, 03/10/47	350	354,386
Series 2014-UBS2, Class A5
3.96%, 03/10/47	250	264,843
Series 2014-UBS3, Class A4
3.82%, 06/10/47	750	788,358
Series 2014-UBS3, Class C
4.78%, 06/10/47[a]	150	150,634
Series 2014-UBS4, Class A2
2.96%, 08/10/47	300	305,692
Series 2014-UBS4, Class A4
3.42%, 08/10/47	250	257,881
Series 2014-UBS4, Class A5
3.69%, 08/10/47	500	521,845
Series 2014-UBS4, Class AM
3.97%, 08/10/47	500	521,043
Series 2014-UBS4, Class B
4.35%, 08/10/47	250	255,969
Series 2014-UBS5, Class A1
1.37%, 09/10/47	46	46,074
Series 2014-UBS5, Class A4
3.84%, 09/10/47 (Call 09/06/24)	665	699,401
Series 2014-UBS6, Class A5
3.64%, 12/10/47	500	519,954
Series 2015-CR22, Class A5
3.31%, 03/10/48	500	511,613
Series 2015-CR22, Class AM
3.60%, 03/10/48[a]	200	203,372
Series 2015-CR22, Class C
4.12%, 03/10/48[a]	300	299,149
Series 2015-CR23, Class A4
3.50%, 05/10/48	500	517,568
Series 2015-CR24, Class B
4.38%, 08/10/48[a]	250	263,648
Series 2015-CR24, Class D
3.46%, 08/10/48[a]	200	158,327
Series 2015-CR25, Class A4
3.76%, 08/10/48	750	787,123
Series 2015-CR25, Class B
4.55%, 08/10/48[a]	300	318,814
Series 2015-CR26, Class A4
3.63%, 10/10/48	898	934,590
Series 2015-DC1, Class A5
3.35%, 02/10/48	750	765,694
Series 2015-DC1, Class ASB
3.14%, 02/10/48	400	411,220

Security	Principal (000s)	Value
Series 2015-DC1, Class B
4.04%, 02/10/48[a]	$500	$509,879
Series 2015-DC1, Class C
4.35%, 02/10/48[a]	250	250,202
Series 2015-LC21, Class A2
2.98%, 07/10/48	580	591,634
Series 2015-LC21, Class A4
3.71%, 07/10/48	500	524,607
Series 2015-PC1, Class A2
3.15%, 07/10/50	155	158,741
Series 2015-PC1, Class A5
3.90%, 07/10/50	850	896,610
Series 2016-DC2, Class A5
3.77%, 02/10/49	1,000	1,051,003
Series 2016-DC2, Class AM
4.24%, 02/10/49	750	800,937
Series 2016-DC2, Class C
4.64%, 02/10/49[a]	250	248,226
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class A3
2.82%, 10/15/45	150	152,127
Series 2014-CR14, Class A2
3.15%, 02/10/47	395	401,365
Series 2014-CR14, Class A4
4.24%, 02/10/47[a]	425	458,632
Series 2014-CR14, Class C
4.60%, 02/10/47[a]	200	208,375
Series 2016-CR28, Class A4
3.76%, 02/10/49	1,000	1,051,491
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50	500	518,273
Series 2015-C2, Class A4
3.50%, 06/15/57	500	515,201
Series 2015-C2, Class AS
3.85%, 06/15/57[a]	200	205,608
Series 2015-C3, Class A4
3.72%, 08/15/48	650	680,714
Series 2015-C4, Class D
3.58%, 11/15/48[a]	250	221,540
Series 2016-C5, Class C
4.54%, 11/15/48[a]	750	765,014
Series 2016-C6, Class C
4.75%, 01/15/49[a]	350	365,333
DBJPM Mortgage Trust
Series 2016-C1, Class A1
1.68%, 05/10/49	267	265,263
Series 2016-C1, Class A4
3.28%, 05/10/49	1,000	1,019,200
Series 2016-C1, Class ASB
3.04%, 05/10/49	500	510,838
Series 2016-C1, Class B
4.20%, 05/10/49	500	522,095
Series 2016-C1, Class C
3.35%, 05/10/49[a]	468	448,013
Series 2016-C3, Class A5
2.89%, 09/10/49	1,000	989,369
GS Mortgage Securities Corp. II
Series 2012-GC6, Class A3
3.48%, 01/10/45	996	1,041,794
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	685	713,546

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2017

Security	Principal (000s)	Value
Series 2013-GC10, Class A5
2.94%, 02/10/46	$400	$407,439
Series 2015-GC30, Class AAB
3.12%, 05/10/50	462	475,392
GS Mortgage Securities Trust
Series 2011-GC5, Class A3
3.82%, 08/10/44	98	100,832
Series 2012-GC6, Class AAB
3.31%, 01/10/45	132	135,480
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	100	105,257
Series 2012-GCJ9, Class AS
3.12%, 11/10/45	150	151,037
Series 2013-GC12, Class AS
3.38%, 06/10/46	300	304,847
Series 2013-GC12, Class B
3.78%, 06/10/46[a]	115	117,895
Series 2013-GC14, Class A5
4.24%, 08/10/46	550	596,453
Series 2013-GC16, Class A4
4.27%, 11/10/46	500	543,422
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	163,425
Series 2013-GC16, Class C
5.32%, 11/10/46[a]	100	106,302
Series 2014-GC18, Class A4
4.07%, 01/10/47	300	321,071
Series 2014-GC20, Class A3
3.68%, 04/10/47	566	590,225
Series 2014-GC20, Class A5
4.00%, 04/10/47	400	425,624
Series 2014-GC20, Class B
4.53%, 04/10/47[a]	250	258,185
Series 2014-GC20, Class C
4.86%, 04/10/47[a]	500	484,261
Series 2014-GC22, Class AS
4.11%, 06/10/47	250	264,132
Series 2014-GC24, Class AAB
3.65%, 09/10/47	600	632,513
Series 2014-GC26, Class A2
2.90%, 11/10/47	500	510,036
Series 2014-GC26, Class A5
3.63%, 11/10/47	750	782,310
Series 2015-GC30, Class AS
3.78%, 05/10/50 (Call 05/06/25)[a]	500	516,097
Series 2015-GC32, Class A2
3.06%, 07/10/48	750	769,753
Series 2015-GC32, Class A3
3.50%, 07/10/48	600	623,577
Series 2015-GS1, Class D
3.27%, 11/10/48	415	330,227
Series 2016-GS3, Class A4
2.85%, 10/10/49	500	492,336
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS
4.03%, 07/15/45[a]	500	530,283
Series 2013-C12, Class D
4.09%, 07/15/45[a]	50	45,192
Series 2013-C14
4.57%, 08/15/46[a]	500	531,956

Security	Principal (000s)	Value
Series 2013-C14, Class AS
4.41%, 08/15/46[a]	$150	$161,463
Series 2013-C15, Class A2
2.98%, 11/15/45	185	187,411
Series 2013-C15, Class A5
4.13%, 11/15/45	500	538,753
Series 2013-C15, Class B
4.93%, 11/15/45[a]	200	217,984
Series 2013-C15, Class C
5.06%, 11/15/45[a]	110	115,575
Series 2013-C17, Class A4
4.20%, 01/15/47	490	529,202
Series 2013-C17, Class C
4.89%, 01/15/47[a]	100	106,038
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	400	428,429
Series 2014-C18, Class AS
4.44%, 02/15/47 (Call 02/11/24)[a]	200	214,268
Series 2014-C18, Class ASB
3.57%, 02/15/47	500	523,583
Series 2014-C18, Class B
4.81%, 02/15/47 (Call 02/11/24)[a]	225	241,337
Series 2014-C19, Class A2
3.05%, 04/15/47	300	305,542
Series 2014-C19, Class C
4.67%, 04/15/47[a]	200	205,809
Series 2014-C21, Class A5
3.77%, 08/15/47	500	526,904
Series 2014-C21, Class ASB
3.43%, 08/15/47	400	416,917
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	750	790,603
Series 2014-C22, Class C
4.56%, 09/15/47 (Call 08/15/24)[a]	200	200,630
Series 2014-C23, Class A5
3.93%, 09/15/47 (Call 09/15/24)	900	958,010
Series 2014-C23, Class ASB
3.66%, 09/15/47 (Call 07/15/24)	350	369,433
Series 2015-C27, Class AS
3.63%, 02/15/48	500	510,625
Series 2015-C28, Class A3
2.91%, 10/15/48	750	748,231
Series 2015-C28, Class A4
3.23%, 10/15/48	750	762,970
Series 2015-C28, Class ASB
3.04%, 10/15/48	500	512,746
Series 2015-C29, Class B
4.12%, 05/15/48 (Call 05/15/25)[a]	250	257,284
Series 2015-C31, Class A3
3.80%, 08/15/48	840	886,247
Series 2015-C32, Class A2
2.82%, 11/15/48	500	508,090
Series 2015-C32, Class ASB
3.36%, 11/15/48	750	778,837
Series 2016-C1, Class A5
3.58%, 03/15/49	1,000	1,037,722
Series 2016-C1, Class ASB
3.32%, 03/15/49	1,000	1,034,016
Series 2016-C1, Class B
4.75%, 03/15/49[a]	450	488,123

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2017

Security	Principal (000s)	Value
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50	$800	$846,047
Series 2017-JP5, Class AS
3.88%, 03/15/50[a]	650	678,852
Series 2017-JP6, Class A5
3.49%, 07/15/50	300	310,707
JPMDB Commercial Mortgage Securities Trust
Series 16-C4, Class A3
3.14%, 12/15/49	1,500	1,509,968
Series 2016-C2, Class B
3.99%, 06/15/49 (Call 05/11/26)[a]	750	774,187
JPMorgan Chase Commercial Mortgage Securities Trust
Series 16-JP4, Class A4
3.65%, 12/15/49[a]	590	617,316
Series 2011-C5, Class A3
4.17%, 08/15/46	421	449,762
Series 2012-C6, Class A3
3.51%, 05/15/45	262	273,505
Series 2012-C8, Class A3
2.83%, 10/15/45	250	253,880
Series 2012-C8, Class ASB
2.38%, 10/15/45	275	277,440
Series 2012-LC9, Class A3
2.48%, 12/15/47	200	201,866
Series 2012-LC9, Class A5
2.84%, 12/15/47	500	507,182
Series 2013-C10, Class A5
3.14%, 12/15/47	600	616,876
Series 2013-C10, Class AS
3.37%, 12/15/47	100	102,316
Series 2013-C10, Class ASB
2.70%, 12/15/47	100	101,601
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	101,004
Series 2013-C10, Class C
4.15%, 12/15/47[a]	200	203,419
Series 2013-C13, Class A4
3.99%, 01/15/46[a]	250	267,370
Series 2013-C16, Class ASB
3.67%, 12/15/46	400	419,703
Series 2013-LC11, Class A5
2.96%, 04/15/46	500	507,946
Series 2013-LC11, Class C
3.96%, 04/15/46[a]	100	99,345
Series 2014-C20, Class A5
3.80%, 07/15/47	500	526,765
Series 2014-C20, Class B
4.40%, 07/15/47 (Call 06/11/24)[a]	100	104,518
Series 2015-JP1, Class A2
3.14%, 01/15/49	600	617,150
Series 2015-JP1, Class A5
3.91%, 01/15/49	800	853,582
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A3
2.51%, 11/15/45	623	629,317
Series 2012-C6, Class A4
2.86%, 11/15/45	300	305,245
Series 2012-C6, Class AS
3.48%, 11/15/45	500	516,415
Series 2013-C07, Class AAB
2.47%, 02/15/46	150	151,401
Series 2013-C07, Class AS
3.21%, 02/15/46	121	122,816

Security	Principal (000s)	Value
Series 2013-C07, Class B
3.77%, 02/15/46 (Call 01/11/23)	$200	$202,532
Series 2013-C09, Class A4
3.10%, 05/15/46	500	512,379
Series 2013-C09, Class AAB
2.66%, 05/15/46	300	304,896
Series 2013-C10, Class A4
4.08%, 07/15/46[a]	250	270,130
Series 2013-C10, Class ASB
3.91%, 07/15/46[a]	250	263,625
Series 2013-C11, Class A3
3.96%, 08/15/46	500	533,321
Series 2013-C13, Class A4
4.04%, 11/15/46	600	645,596
Series 2013-C13, Class ASB
3.56%, 11/15/46	800	836,940
Series 2013-C13, Class C
4.89%, 11/15/46[a]	230	239,876
Series 2013-C8, Class B
3.56%, 12/15/48[a]	200	201,655
Series 2014-C14, Class A3
3.67%, 02/15/47	250	262,407
Series 2014-C14, Class AS
4.38%, 02/15/47[a]	200	213,879
Series 2014-C14, Class B
4.64%, 02/15/47[a]	200	213,379
Series 2014-C15, Class ASB
3.65%, 04/15/47	250	262,941
Series 2014-C16, Class A5
3.89%, 06/15/47	500	531,113
Series 2014-C17, Class A5
3.74%, 08/15/47 (Call 07/11/24)	750	788,577
Series 2014-C19, Class A2
3.10%, 12/15/47	715	732,661
Series 2014-C19, Class A4
3.53%, 12/15/47	500	517,838
Series 2015-C20, Class A4
3.25%, 02/15/48	800	814,067
Series 2015-C20, Class AS
3.61%, 02/15/48	500	507,894
Series 2015-C21, Class A4
3.34%, 03/15/48	800	818,877
Series 2015-C22, Class C
4.24%, 04/15/48[a]	250	248,229
Series 2015-C23, Class A3
3.45%, 07/15/50	750	776,286
Series 2015-C24, Class A3
3.48%, 05/15/48	375	389,763
Series 2015-C24, Class A4
3.73%, 05/15/48	950	998,442
Series 2015-C25, Class A5
3.64%, 10/15/48	750	780,901
Series 2015-C25, Class ASB
3.38%, 10/15/48	500	520,912
Series 2015-C27, Class A1
1.98%, 12/15/47	972	973,068
Series 2016-C29, Class A4
3.33%, 05/15/49	1,000	1,018,757
Series 2016-C30, Class A5
2.86%, 09/15/49	500	490,450

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2017

Security	Principal (000s)	Value
Series 2017-C33, Class A5
3.60%, 05/15/50	$1,000	$1,040,432
Morgan Stanley Capital I Trust
Series 16-BNK2, Class A4
3.05%, 11/15/49	1,250	1,248,973
Series 2011-C3, Class A4
4.12%, 07/15/49	715	758,148
Series 2012-C4, Class A4
3.24%, 03/15/45	700	724,376
Series 2015-MS1, Class A4
3.78%, 05/15/48[a]	500	526,862
Series 2015-UBS8, Class A
4.11%, 12/15/48	250	264,091
SG Commercial Mortgage Securities Trust Series 2016-C5, Class A4
3.06%, 10/10/48	1,000	987,487
UBS Commercial Mortgage Trust Series 2012-C1, Class B
4.82%, 05/10/45	150	161,985
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/63	1,000	1,043,162
Series 2012-C3, Class A4
3.09%, 08/10/49	650	669,477
Series 2012-C4, Class A5
2.85%, 12/10/45	250	253,586
Series 2012-C4, Class AAB
2.46%, 12/10/45	326	329,071
Series 2013-C5, Class A4
3.18%, 03/10/46	890	913,245
Series 2013-C6, Class A4
3.24%, 04/10/46	677	695,774
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	362	375,541
Series 2011-C1, Class AAB
3.19%, 01/10/45	212	217,281
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3
2.92%, 10/15/45	1,260	1,285,688
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	205,972
Series 2012-LC5, Class B
4.14%, 10/15/45	300	311,646
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	650	702,023
Series 2013-LC12, Class AS
4.29%, 07/15/46[a]	473	504,662
Series 2013-LC12, Class C
4.29%, 07/15/46[a]	100	100,155
Series 2014-LC16, Class A2
2.82%, 08/15/50	250	253,990
Series 2015-C26, Class A4
3.17%, 02/15/48	900	909,782
Series 2015-C27, Class B
4.14%, 02/15/48[a]	330	334,256
Series 2015-C28, Class A4
3.54%, 05/15/48	500	519,178
Series 2015-C28, Class AS
3.87%, 05/15/48[a]	250	256,470
Series 2015-C30, Class A4
3.66%, 09/15/58	817	855,118

Security	Principal (000s)	Value
Series 2015-C31, Class A4
3.70%, 11/15/48	$500	$523,176
Series 2015-C31, Class C
4.61%, 11/15/48 (Call 11/11/25)[a]	450	464,990
Series 2015-LC20, Class A3
3.09%, 04/15/50	600	616,648
Series 2015-NXS2, Class A5
3.77%, 07/15/58[a]	750	789,532
Series 2015-SG1, Class D
4.47%, 09/15/48[a]	200	159,689
Series 2016-C34, Class A4
3.10%, 06/15/49	1,000	999,678
Series 2016-C34, Class AS
3.48%, 06/15/49	850	859,124
Series 2016-C36, Class AS
3.42%, 11/15/59 (Call 10/11/26)	500	495,762
Series 2017-RC1, Class A2
3.12%, 01/15/60	875	901,933
WFRBS Commercial Mortgage Trust
Series 2012-C06, Class AS
3.84%, 04/15/45	145	150,234
Series 2012-C07, Class A2
3.43%, 06/15/45	500	520,331
Series 2012-C08, Class A3
3.00%, 08/15/45	360	368,634
Series 2012-C09, Class A3
2.87%, 11/15/45	200	203,048
Series 2012-C09, Class C
4.54%, 11/15/45[a]	150	154,106
Series 2012-C10, Class A3
2.88%, 12/15/45	200	203,352
Series 2012-C8, Class ASB
2.56%, 08/15/45	400	404,131
Series 2013-C11, Class A4
3.04%, 03/15/45	825	845,268
Series 2013-C13, Class C
3.91%, 05/15/45[a]	110	108,783
Series 2013-C15, Class A4
4.15%, 08/15/46[a]	750	807,419
Series 2013-C18, Class A3
3.65%, 12/15/46	500	523,016
Series 2013-C18, Class A4
3.90%, 12/15/46	600	639,054
Series 2013-UBS1, Class A4
4.08%, 03/15/46[a]	800	856,342
Series 2014-C19, Class A3
3.66%, 03/15/47	1,000	1,046,997
Series 2014-C19, Class A4
3.83%, 03/15/47	300	317,156
Series 2014-C19, Class B
4.72%, 03/15/47 (Call 03/01/24)[a]	300	320,194
Series 2014-C20 Class A5
4.00%, 05/15/47	200	212,340
Series 2014-C20, Class ASB
3.64%, 05/15/47	375	394,577
Series 2014-C22, Class A3
3.53%, 09/15/57	150	156,923
Series 2014-C22, Class A4
3.49%, 09/15/57	900	933,601
Series 2014-C22, Class A5
3.75%, 09/15/57	400	421,152

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2017

Security	Principal (000s)	Value
Series 2014-C22, Class AS
4.07%, 09/15/57[a]	$200	$209,332
Series 2014-C24, Class A2
2.86%, 11/15/47	500	509,314
Series 2014-C24, Class A5
3.61%, 11/15/47	100	104,106
Series 2014-C24, Class C
4.29%, 11/15/47[a]	100	98,862
Series 2014-LC14, Class ASB
3.52%, 03/15/47	150	157,350

		146,775,094

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $145,789,676)		146,775,094

U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.71%

MORTGAGE-BACKED SECURITIES — 38.71%
Federal National Mortgage Association
2.10%, 07/25/28	993	969,402
Series 2010-M1, Class A2
4.45%, 09/25/19	170	178,053
Series 2010-M3, Class A3
4.33%, 03/25/20[a]	292	307,514
Series 2010-M4, Class A3
3.82%, 06/25/20	199	208,140
Series 2011-M1, Class A3
3.76%, 06/25/21	828	874,961
Series 2011-M4, Class A2
3.73%, 06/25/21	1,000	1,059,575
Series 2011-M5, Class A2
2.94%, 07/25/21	397	409,276
Series 2012-M02, Class A2
2.72%, 02/25/22	500	511,429
Series 2012-M05, Class A2
2.72%, 02/25/22	375	383,475
Series 2012-M08, Class A2
2.35%, 05/25/22	400	402,254
Series 2012-M17, Class A2
2.18%, 11/25/22	400	397,202
Series 2012-M9, Class A2
2.48%, 04/25/22	959	971,136
Series 2013-M06, Class 1AC
3.85%, 02/25/43[a]	300	307,227
Series 2013-M07, Class A2
2.28%, 12/27/22	907	903,583
Series 2013-M12, Class APT
2.39%, 03/25/23[a]	764	767,634
Series 2013-M14, Class A2
3.33%, 10/25/23[a]	1,500	1,572,099
Series 2013-M14, Class APT
2.52%, 04/25/23[a]	421	425,215
Series 2013-M4, Class ATS2
2.61%, 03/25/22[a]	233	237,167
Series 2013-M6, Class 1A2
3.46%, 02/25/43[a]	300	306,891
Series 2014-M03, Class A2
3.47%, 01/25/24[a]	250	264,142
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	1,000	1,021,913

Security	Principal (000s)	Value
Series 2014-M09, Class A2
3.10%, 07/25/24[a]	$500	$516,388
Series 2014-M10, Class ASQ2
2.17%, 09/25/19[a]	704	709,088
Series 2014-M11, Class 1A
3.12%, 08/25/24[a]	980	1,017,002
Series 2014-M11, Class 2A
3.30%, 08/25/26[a]	721	749,403
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	200	205,440
Series 2014-M4, Class A2
3.35%, 03/25/24[a]	700	734,431
Series 2015-M01, Class A2
2.53%, 09/25/24	750	746,055
Series 2015-M02, Class A
2.62%, 12/25/24	475	476,011
Series 2015-M04, Class AV2
2.51%, 07/25/22[a]	1,000	1,010,877
Series 2015-M07, Class A2
2.59%, 12/25/24	500	498,094
Series 2015-M08, Class A2
2.90%, 01/25/25[a]	1,250	1,270,501
Series 2015-M11, Class A1
2.10%, 04/25/25	137	137,711
Series 2015-M11, Class A2
2.83%, 04/25/25[a]	800	811,294
Series 2015-M13, Class A2
2.71%, 06/25/25[a]	1,000	1,004,270
Series 2015-M3, Class A1
2.30%, 10/25/24	125	125,883
Series 2016-M1, Class A1
2.43%, 01/25/26	237	239,579
Series 2016-M3, Class ASQ2
2.26%, 02/25/23	376	376,412
Series 2016-M9, Class A2
2.29%, 06/25/26	2,000	1,920,751
Series 2017-M3, Class A2
2.49%, 12/25/26[a]	450	437,461
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	1,064	1,101,540
Series K006, Class A2
4.25%, 01/25/20	586	617,168
Series K007, Class A2
4.22%, 03/25/20	950	1,002,206
Series K008, Class A2
3.53%, 06/25/20	510	532,023
Series K009, Class A2
3.81%, 08/25/20	1,520	1,599,759
Series K010, Class A2
4.33%, 10/25/20[a]	1,000	1,069,832
Series K011, Class A1
2.92%, 08/25/20	75	76,007
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	1,000	1,063,120
Series K014, Class A1
2.79%, 10/25/20	110	111,251
Series K015, Class A2
3.23%, 07/25/21	1,000	1,042,489
Series K017, Class A1
1.89%, 12/25/20	446	446,071

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2017

Security	Principal (000s)	Value
Series K017, Class A2
2.87%, 12/25/21	$1,025	$1,056,282
Series K018, Class A2
2.79%, 01/25/22	405	415,997
Series K019, Class A1
1.46%, 09/25/21	126	125,389
Series K019, Class A2
2.27%, 03/25/22	1,000	1,005,567
Series K020, Class A2
2.37%, 05/25/22	600	605,052
Series K022, Class A2
2.36%, 07/25/22	700	704,167
Series K023, Class A2
2.31%, 08/25/22	1,000	1,002,981
Series K025, Class A2
2.68%, 10/25/22	1,175	1,197,843
Series K026, Class A2
2.51%, 11/25/22	1,000	1,010,615
Series K027, Class A2
2.64%, 01/25/23	1,110	1,127,917
Series K028, Class A2
3.11%, 02/25/23	210	218,359
Series K029, Class A2
3.32%, 02/25/23[a]	1,000	1,050,060
Series K030, Class A1
2.78%, 09/25/22	588	601,761
Series K030, Class A2
3.25%, 04/25/23[a]	1,000	1,046,231
Series K031, Class A1
2.78%, 09/25/22	686	701,323
Series K032, Class A1
3.02%, 02/25/23	529	545,200
Series K032, Class A2
3.31%, 05/25/23[a]	180	188,849
Series K033, Class A2
3.06%, 07/25/23[a]	1,250	1,294,971
Series K034, Class A2
3.53%, 07/25/23[a]	1,000	1,061,012
Series K035, Class A2
3.46%, 08/25/23[a]	500	528,318
Series K036, Class A2
3.53%, 10/25/23[a]	1,650	1,751,166
Series K037, Class A2
3.49%, 01/25/24	1,150	1,218,504
Series K038, Class A1
2.60%, 10/25/23	792	807,006
Series K038, Class A2
3.39%, 03/25/24	1,000	1,054,529
Series K044, Class A2
2.81%, 01/25/25	1,250	1,269,416
Series K045, Class A2
3.02%, 01/25/25	1,000	1,029,307
Series K046, Class A2
3.21%, 03/25/25	1,000	1,041,254
Series K049, Class A2
3.01%, 07/25/25	1,000	1,026,517
Series K050, Class A2
3.33%, 08/25/25[a]	1,050	1,101,477
Series K051, Class A2
3.31%, 09/25/25	1,000	1,047,293
Series K052, Class A1
2.60%, 01/25/25	452	460,505

Security	Principal (000s)	Value
Series K052, Class A2
3.15%, 11/25/25	$2,000	$2,072,746
Series K054, Class A2
2.75%, 01/25/26	1,700	1,706,102
Series K055, Class A2
2.67%, 03/25/26	1,250	1,246,892
Series K056, Class A2
2.53%, 05/25/26	1,000	984,327
Series K058, Class A1
2.34%, 07/25/26	1,477	1,470,265
Series K059, Class A2
3.12%, 09/25/26[a]	2,200	2,258,331
Series K060, Class A2
3.30%, 10/25/26	100	104,035
Series K061, Class A2
3.35%, 11/25/26	1,300	1,356,307
Series K062, Class A2
3.41%, 12/25/26	1,500	1,573,025
Series K063, Class A2
3.43%, 01/25/27[a]	1,600	1,678,762
Series K152, Class A2
3.08%, 01/25/31	250	247,838
Series K503, Class A1
1.38%, 01/25/19	284	283,548
Series K503, Class A2
2.46%, 08/25/19	250	252,311
Series K504, Class A2
2.57%, 09/25/20[a]	1,200	1,221,602
Series K705, Class A2
2.30%, 09/25/18	900	903,786
Series K706, Class A2
2.32%, 10/25/18	197	197,896
Series K707, Class A2
2.22%, 12/25/18	315	316,863
Series K708, Class A2
2.13%, 01/25/19	172	172,255
Series K709, Class A2
2.09%, 03/25/19	600	602,156
Series K710, Class A2
1.88%, 05/25/19	2,591	2,594,783
Series K712, Class A2
1.87%, 11/25/19	1,000	1,001,506
Series K714, Class A2
3.03%, 10/25/20[a]	1,200	1,236,229
Series K715, Class A2
2.86%, 01/25/21	1,500	1,540,758
Series K717, Class A2
2.99%, 09/25/21	750	775,787
Series K720, Class A1
2.32%, 11/25/21	923	933,045
Series K720, Class A2
2.72%, 06/25/22	800	819,264
Series K721, Class A1
2.61%, 01/25/22	457	465,293
Series K721, Class A2
3.09%, 08/25/22[a]	1,000	1,040,568
Series K724, Class A2
3.06%, 11/25/23[a]	1,400	1,451,087

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2017

Security	Principal or Shares (000s)	Value
Series KS03, Class A4
3.16%, 05/25/25[a]	$1,000	$1,037,952

		92,966,592

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $93,120,552)		92,966,592

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[b,c]	869	869,282

		869,282

TOTAL SHORT-TERM INVESTMENTS
(Cost: $869,282)		869,282

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $239,779,510)[d]		240,610,968
Other Assets, Less Liabilities — (0.19)%		(450,456)

NET ASSETS — 100.00%		$240,160,512

[a]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $239,783,616. Net unrealized appreciation was $827,352, of which $2,098,522 represented gross unrealized appreciation on securities and $1,271,170 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Collateralized mortgage obligations	$—	$146,775,094	$—	$146,775,094
U.S. government agency obligations	—	92,966,592	—	92,966,592
Money market funds	869,282	—	—	869,282

Total	$869,282	$239,741,686	$—	$240,610,968

48

Schedule of Investments  (Unaudited)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
CONVERTIBLE BONDS — 96.90%

AEROSPACE & DEFENSE — 0.22%
Aerojet Rocketdyne Holdings Inc.
2.25%, 12/15/23[a]	$400	$452,520

		452,520
AGRICULTURE — 0.19%
Vector Group Ltd.
1.75%, 04/15/20[b]	350	396,375

		396,375
APPAREL — 0.20%
Iconix Brand Group Inc.
1.50%, 03/15/18	425	412,250

		412,250
AUTO MANUFACTURERS — 3.24%
Navistar International Corp.
4.75%, 04/15/19	665	665,865
Tesla Inc.
0.25%, 03/01/19	1,325	1,441,732
1.25%, 03/01/21	2,450	2,684,220
2.38%, 03/15/22	1,600	1,895,040

		6,686,857
BIOTECHNOLOGY — 4.27%
Acorda Therapeutics Inc.
1.75%, 06/15/21	530	465,764
Aegerion Pharmaceuticals Inc.
2.00%, 08/15/19	550	446,875
AMAG Pharmaceuticals Inc.
3.25%, 06/01/22	600	593,280
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18	600	657,780
1.50%, 10/15/20	665	781,774
Dermira Inc.
3.00%, 05/15/22[a]	400	436,000
Emergent BioSolutions Inc.
2.88%, 01/15/21	345	461,886
Illumina Inc.
0.00%, 06/15/19[c]	1,010	1,021,413
0.50%, 06/15/21	825	884,317
Intercept Pharmaceuticals Inc.
3.25%, 07/01/23	625	623,438
Ionis Pharmaceuticals Inc.
1.00%, 11/15/21	850	916,980
Medicines Co. (The)
2.50%, 01/15/22	640	837,184
2.75%, 07/15/23	540	575,424

Security	Principal (000s)	Value
Novavax Inc.
3.75%, 02/01/23	$300	$127,140

		8,829,255
BUILDING MATERIALS — 0.66%
Cemex SAB de CV
3.72%, 03/15/20	595	693,175
3.75%, 03/15/18	550	665,170

		1,358,345
CLOSED-END FUNDS — 1.37%
Altaba Inc.
0.00%, 12/01/18[c]	2,400	2,835,120

		2,835,120
COMMERCIAL SERVICES — 2.30%
Cardtronics Inc.
1.00%, 12/01/20	400	380,000
Euronet Worldwide Inc.
1.50%, 10/01/44 (Call 10/05/20)	615	841,812
Huron Consulting Group Inc.
1.25%, 10/01/19	370	344,100
LendingTree Inc.
0.63%, 06/01/22[a]	550	691,295
Live Nation Entertainment Inc.
2.50%, 05/15/19	400	472,000
Macquarie Infrastructure Corp.
2.00%, 10/01/23	555	547,396
2.88%, 07/15/19	555	602,508
Square Inc.
0.38%, 03/01/22[a]	650	862,485

		4,741,596
COMPUTERS — 1.18%
Brocade Communications Systems Inc.
1.38%, 01/01/20	1,075	1,086,287
Electronics For Imaging Inc.
0.75%, 09/01/19	500	538,150
Lumentum Holdings Inc.
0.25%, 03/15/24[a]	650	805,610

		2,430,047
DIVERSIFIED FINANCIAL SERVICES — 1.33%
Blackhawk Network Holdings Inc.
1.50%, 01/15/22[a]	915	1,021,963
Jefferies Group LLC
3.88%, 11/01/29 (Call 11/01/17)	550	551,375
PRA Group Inc.
3.00%, 08/01/20	450	433,125
3.50%, 06/01/23[a]	675	731,970

		2,738,433
ELECTRIC — 0.51%
NRG Yield Inc.
3.25%, 06/01/20[a]	500	498,750

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
3.50%, 02/01/19[a]	$550	$558,250

		1,057,000
ELECTRICAL COMPONENTS & EQUIPMENT — 0.89%
General Cable Corp.
2.25%, 11/15/29[d]	615	561,188
SunPower Corp.
0.75%, 06/01/18	75	73,410
0.88%, 06/01/21	590	476,425
4.00%, 01/15/23	800	730,000

		1,841,023
ELECTRONICS — 0.81%
OSI Systems Inc.
1.25%, 09/01/22[a]	405	408,281
TTM Technologies Inc.
1.75%, 12/15/20	375	707,362
Vishay Intertechnology Inc.
2.25%, 11/15/40	400	555,000

		1,670,643
ENERGY — ALTERNATE SOURCES — 0.42%
SolarCity Corp.
1.63%, 11/01/19	915	857,813

		857,813
ENGINEERING & CONSTRUCTION — 0.43%
Dycom Industries Inc.
0.75%, 09/15/21	765	896,045

		896,045
HEALTH CARE — PRODUCTS — 2.55%
Hologic Inc.
1.00%, 12/15/43 (Call 12/15/17)[d]	500	620,950
Series 2012
0.00%, 03/01/42 (Call 03/06/18)[d]	665	948,489
Insulet Corp.
1.25%, 09/15/21[a]	555	602,897
NuVasive Inc.
2.25%, 03/15/21	1,000	1,248,800
Wright Medical Group Inc.
2.00%, 02/15/20	965	1,050,692
Wright Medical Group NV
2.25%, 11/15/21	590	803,167

		5,274,995
HEALTH CARE — SERVICES — 2.50%
Anthem Inc.
2.75%, 10/15/42	830	2,113,429
Brookdale Senior Living Inc.
2.75%, 06/15/18	450	446,085
Molina Healthcare Inc.
1.13%, 01/15/20	830	1,404,775
1.63%, 08/15/44 (Call 08/19/18)	625	774,250

Security	Principal (000s)	Value
Teladoc Inc.
3.00%, 12/15/22[a]	$400	$423,000

		5,161,539
HOLDING COMPANIES — DIVERSIFIED — 0.94%
Ares Capital Corp.
3.75%, 02/01/22[a]	640	647,616
4.38%, 01/15/19	565	580,538
Prospect Capital Corp.
4.75%, 04/15/20	715	723,508

		1,951,662
HOME BUILDERS — 0.33%
CalAtlantic Group Inc.
0.25%, 06/01/19	300	284,820
Toll Brothers Finance Corp.
0.50%, 09/15/32 (Call 09/15/17)	400	400,000

		684,820
INSURANCE — 0.53%
Old Republic International Corp.
3.75%, 03/15/18	855	1,088,501

		1,088,501
INTERNET — 15.56%
Ctrip.com International Ltd.
1.00%, 07/01/20	1,250	1,521,125
1.25%, 10/15/18	785	1,212,825
1.25%, 09/15/22[a]	1,655	1,872,301
1.99%, 07/01/25	515	669,191
FireEye Inc.
Series A
1.00%, 06/01/35 (Call 06/01/20)	450	422,460
Series B
1.63%, 06/01/35 (Call 06/01/22)	900	819,000
Liberty Expedia Holdings Inc.
1.00%, 06/30/47 (Call 07/05/22)[a]	600	650,280
MercadoLibre Inc.
2.25%, 07/01/19	505	1,170,338
Palo Alto Networks Inc.
0.00%, 07/01/19[c]	915	1,187,212
Pandora Media Inc.
1.75%, 12/01/20	590	555,367
Priceline Group Inc. (The)
0.35%, 06/15/20	1,530	2,405,007
0.90%, 09/15/21	1,550	1,856,125
1.00%, 03/15/18	1,655	3,540,707
Shutterfly Inc.
0.25%, 05/15/18	450	452,835
Twitter Inc.
0.25%, 09/15/19	1,400	1,317,820
1.00%, 09/15/21	1,795	1,642,425
VeriSign Inc.
4.45%, 08/15/37	2,070	6,124,716
Vipshop Holdings Ltd.
1.50%, 03/15/19	950	948,860
Web.com Group Inc.
1.00%, 08/15/18	345	339,825

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
WebMD Health Corp.
1.50%, 12/01/20	$600	$829,500
2.50%, 01/31/18	650	689,845
2.63%, 06/15/23	550	550,000
Yandex NV
1.13%, 12/15/18	525	513,188
Zillow Group Inc.
2.00%, 12/01/21[a]	765	860,166

		32,151,118
IRON & STEEL — 0.37%
Allegheny Technologies Inc.
4.75%, 07/01/22	500	767,500

		767,500
MACHINERY — 0.13%
Chart Industries Inc.
2.00%, 08/01/18	270	268,326

		268,326
MANUFACTURING — 0.38%
Trinity Industries Inc.
3.88%, 06/01/36 (Call 06/01/18)	640	778,816

		778,816
MEDIA — 6.45%
DISH Network Corp.
2.38%, 03/15/24[a]	1,725	1,839,368
3.38%, 08/15/26[a]	4,765	5,917,653
Liberty Interactive LLC
1.75%, 09/30/46 (Call 10/05/23)[a]	1,170	1,442,025
3.50%, 01/15/31 (Call 09/13/17)	850	471,750
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23[a]	700	791,000
Liberty Media Corp.
1.38%, 10/15/23	1,625	2,057,737
2.25%, 09/30/46 (Call 10/05/21)[a]	750	804,375

		13,323,908
METAL FABRICATE & HARDWARE — 0.37%
RTI International Metals Inc.
1.63%, 10/15/19	690	763,761

		763,761
MINING — 0.66%
B2Gold Corp.
3.25%, 10/01/18	300	317,250
Royal Gold Inc.
2.88%, 06/15/19	555	614,663
Silver Standard Resources Inc.
2.88%, 02/01/33 (Call 02/01/20)	450	435,960

		1,367,873

Security	Principal (000s)	Value
OIL & GAS — 2.87%
Chesapeake Energy Corp.
5.50%, 09/15/26[a]	$2,000	$1,886,200
Cobalt International Energy Inc.
2.63%, 12/01/19	865	251,391
3.13%, 05/15/24[e]	1,700	408,000
Comstock Resources Inc. (7.75% PIK)
7.75%, 04/01/19 (Call 08/31/17)[f]	404	324,558
Ensco Jersey Finance Ltd.
3.00%, 01/31/24[a]	1,470	1,159,536
Nabors Industries Inc.
0.75%, 01/15/24[a]	900	705,960
Oasis Petroleum Inc.
2.63%, 09/15/23	430	419,809
Whiting Petroleum Corp.
1.25%, 04/01/20	900	776,250

		5,931,704
OIL & GAS SERVICES — 1.02%
Weatherford International Ltd.
5.88%, 07/01/21	2,000	2,116,200

		2,116,200
PHARMACEUTICALS — 4.86%
Amicus Therapeutics Inc.
3.00%, 12/15/23[a]	365	813,512
Clovis Oncology Inc.
2.50%, 09/15/21	500	791,900
Depomed Inc.
2.50%, 09/01/21	480	425,424
DexCom Inc.
0.75%, 05/15/22[a]	650	641,095
Herbalife Ltd.
2.00%, 08/15/19	1,740	1,756,356
Horizon Pharma Investment Ltd.
2.50%, 03/15/22	550	477,125
Impax Laboratories Inc.
2.00%, 06/15/22	975	845,812
Ironwood Pharmaceuticals Inc.
2.25%, 06/15/22	540	693,252
Jazz Investments I Ltd.
1.88%, 08/15/21	1,000	1,093,100
Neurocrine Biosciences Inc.
2.25%, 05/15/24[a]	750	765,450
Pacira Pharmaceuticals Inc./DE
2.38%, 04/01/22[a]	515	517,266
Sucampo Pharmaceuticals Inc.
3.25%, 12/15/21[a]	415	407,738
Teva Pharmaceutical Finance Co. LLC Series C
0.25%, 02/01/26 (Call 08/21/17)	750	803,475

		10,031,505
PIPELINES — 0.30%
Cheniere Energy Inc.
4.25%, 03/15/45 (Call 03/15/20)	900	619,920

		619,920

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 5.38%
Apollo Commercial Real Estate Finance Inc.
5.50%, 03/15/19	$385	$414,838
Blackstone Mortgage Trust Inc.
4.38%, 05/05/22	550	561,715
Colony NorthStar Inc.
3.88%, 01/15/21	640	655,232
Empire State Realty OP LP
2.63%, 08/15/19[a]	395	455,238
Extra Space Storage LP
3.13%, 10/01/35 (Call 10/05/20)[a]	900	973,170
IAS Operating Partnership LP
5.00%, 03/15/18[a]	425	428,740
PennyMac Corp.
0.00%, / /0[g]	—	—
Redwood Trust Inc.
4.63%, 04/15/18	450	455,085
SL Green Operating Partnership LP
3.00%, 10/15/17[a]	575	759,747
Spirit Realty Capital Inc.
2.88%, 05/15/19	655	653,362
3.75%, 05/15/21	600	601,140
Starwood Property Trust Inc.
3.75%, 10/15/17	300	299,820
4.00%, 01/15/19	550	618,750
4.38%, 04/01/23 (Call 01/01/23)	250	252,825
4.55%, 03/01/18	1,055	1,128,850
Starwood Waypoint Homes
3.50%, 01/15/22[a]	575	620,310
Two Harbors Investment Corp.
6.25%, 01/15/22	560	585,928
VEREIT Inc.
3.00%, 08/01/18	865	870,449
3.75%, 12/15/20	750	772,950

		11,108,149
RETAIL — 0.58%
GNC Holdings Inc.
1.50%, 08/15/20	450	333,000
RH
0.00%, 06/15/19[a,c]	550	493,625
0.00%, 07/15/20[a,c]	450	378,585

		1,205,210
SEMICONDUCTORS — 19.32%
Advanced Micro Devices Inc.
2.13%, 09/01/26	1,400	2,623,320
Cypress Semiconductor Corp.
4.50%, 01/15/22	400	505,240
Inphi Corp.
0.75%, 09/01/21[a]	401	395,506
Integrated Device Technology Inc.
0.88%, 11/15/22	500	532,200
Intel Corp.
3.25%, 08/01/39	3,225	5,556,997
3.49%, 12/15/35	2,600	3,519,880

Security	Principal (000s)	Value
Lam Research Corp.
1.25%, 05/15/18	$765	$2,011,032
Microchip Technology Inc.
1.63%, 02/15/25	2,875	4,486,725
1.63%, 02/15/27[a]	3,325	3,676,120
2.25%, 02/15/37[a]	1,125	1,229,063
Micron Technology Inc.
Series F
2.13%, 02/15/33 (Call 02/20/20)	500	1,295,000
Series G
3.00%, 11/15/43 (Call 11/20/18)	1,675	1,810,005
Novellus Systems Inc.
2.63%, 05/15/41	900	4,248,000
NXP Semiconductors NV
1.00%, 12/01/19	1,950	2,326,545
ON Semiconductor Corp.
1.00%, 12/01/20	1,100	1,179,090
1.63%, 10/15/23[a]	1,000	1,035,000
Rovi Corp.
0.50%, 03/01/20	550	551,375
Silicon Laboratories Inc.
1.38%, 03/01/22[a]	700	754,670
Synaptics Inc.
0.50%, 06/15/22[a]	800	820,480
Teradyne Inc.
1.25%, 12/15/23[a]	640	811,200
Veeco Instruments Inc.
2.70%, 01/15/23	500	534,400

		39,901,848
SOFTWARE — 10.42%
Akamai Technologies Inc.
0.00%, 02/15/19[c]	1,110	1,080,918
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20	500	502,200
Citrix Systems Inc.
0.50%, 04/15/19	2,270	2,692,901
Cornerstone OnDemand Inc.
1.50%, 07/01/18	300	303,390
HubSpot Inc.
0.25%, 06/01/22[a]	750	769,200
j2 Global Inc.
3.25%, 06/15/29 (Call 06/20/21)	550	746,955
Medidata Solutions Inc.
1.00%, 08/01/18	455	625,079
Nice Systems Inc.
1.25%, 01/15/24[a]	355	382,300
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	1,190	1,149,897
1.25%, 04/01/25[a]	600	606,000
1.50%, 11/01/35 (Call 11/05/21)	350	360,080
2.75%, 11/01/31 (Call 11/06/17)	425	427,125
RealPage Inc.
1.50%, 11/15/22[a]	675	760,253
Red Hat Inc.
0.25%, 10/01/19	1,400	1,982,820
salesforce.com Inc.
0.25%, 04/01/18	1,930	2,668,225
ServiceNow Inc.
0.00%, 11/01/18[c]	925	1,404,242
0.00%, 06/01/22[a,c]	1,350	1,407,375

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Take-Two Interactive Software Inc.
1.00%, 07/01/18	$475	$1,750,090
Verint Systems Inc.
1.50%, 06/01/21	590	569,350
Workday Inc.
0.75%, 07/15/18	605	775,186
1.50%, 07/15/20	400	553,760

		21,517,346
TELECOMMUNICATIONS — 2.57%
Ciena Corp.
3.75%, 10/15/18[a]	555	763,458
Finisar Corp.
0.50%, 12/15/33 (Call 12/22/18)	300	340,890
0.50%, 12/15/36 (Call 12/22/21)[a]	1,200	1,198,560
Gogo Inc.
3.75%, 03/01/20	525	478,433
InterDigital Inc./PA
1.50%, 03/01/20	450	527,355
Viavi Solutions Inc.
0.63%, 08/15/33 (Call 08/20/18)	1,000	1,115,600
1.00%, 03/01/24[a]	825	888,442

		5,312,738
TRANSPORTATION — 0.58%
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24	625	741,813
Scorpio Tankers Inc.
2.38%, 07/01/19[a]	520	455,676

		1,197,489
TRUCKING & LEASING — 0.21%
Greenbrier Companies Inc. (The)
2.88%, 02/01/24[a]	400	432,240

		432,240

TOTAL CONVERTIBLE BONDS
(Cost: $191,310,132)		200,160,490

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 2.37%

MONEY MARKET FUNDS — 2.37%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[g,h]	4,891	$4,891,005

		4,891,005

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,891,005)		4,891,005

TOTAL INVESTMENTS IN SECURITIES — 99.27%
(Cost: $196,201,137)[i]		205,051,495
Other Assets, Less Liabilities — 0.73%		1,512,269

NET ASSETS — 100.00%		$206,563,764

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[c]	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[f]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[g]	Affiliated money market fund.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	The cost of investments for federal income tax purposes was $196,425,878. Net unrealized appreciation was $8,625,617, of which $11,325,007 represented gross unrealized appreciation on securities and $2,699,390 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PennyMac Corp.
5.38%, 05/01/20	$50	$—	$(50)	$—	$—	$1,121	$16

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible bonds	$—	$199,909,099	$251,391	$200,160,490
Money market funds	4,891,005	—	—	4,891,005

Total	$4,891,005	$199,909,099	$251,391	$205,051,495

54

Schedule of Investments  (Unaudited)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal or Shares (000s)	Value
COMMON STOCKS — 0.00%

DIVERSIFIED FINANCIAL SERVICES — 0.00%
HoldCo.[a,b]	16	$15,264

		15,264
TOTAL COMMON STOCKS
(Cost: $15,265)		15,264

PREFERRED STOCKS — 0.00%

DIVERSIFIED FINANCIAL SERVICES — 0.00%
HoldCo. Preference Shares[a]	1	97

		97
TOTAL PREFERRED STOCKS
(Cost: $97)		97

ASSET-BACKED SECURITIES — 0.61%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 07/15/22	$500	506,415
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6
2.15%, 07/15/21	500	504,426
Series 2016-A1, Class A1
1.75%, 11/19/21	1,000	999,951
Series 2017-A3, Class A3
1.92%, 04/07/22	2,000	2,005,458
Discover Card Execution Note Trust
Series 2012-A6, Class A6
1.67%, 01/18/22	250	249,897
Series 2014-A4, Class A4
2.12%, 12/15/21	500	503,976
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3
1.32%, 01/15/21 (Call 07/15/20)	800	795,755
Synchrony Credit Card Master Note Trust
Series 2015-1, Class A
2.37%, 03/15/23	800	808,161

TOTAL ASSET-BACKED SECURITIES
(Cost: $6,381,928)		6,374,039

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.47%

MORTGAGE-BACKED SECURITIES — 0.47%
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	757	789,489

Security	Principal (000s)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	$225	$240,991
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A5
3.80%, 07/15/47	150	158,030
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS
4.08%, 07/15/46[c]	1,000	1,059,998
Series 2015-C22, Class A4
3.31%, 04/15/48	250	255,955
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4
3.18%, 03/10/46	800	820,895
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB
3.24%, 12/15/47	1,500	1,554,785

		4,880,143

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $4,877,498)		4,880,143

CORPORATE BONDS & NOTES — 35.95%

ADVERTISING — 0.06%
Affinion Group Inc.
12.50%, 11/10/22 (Call 05/10/20)[d]	26	23,231
Omnicom Group Inc.
3.63%, 05/01/22	200	209,744
4.45%, 08/15/20	275	293,279
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 08/31/17)	50	51,991

		578,245

AEROSPACE & DEFENSE — 0.43%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (Call 08/19/17)[d]	150	155,859
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	175	186,814
5.72%, 02/23/19	100	104,927
5.87%, 02/23/22	100	109,628
6.15%, 08/15/20	100	109,194
BAE Systems Holdings Inc.
6.38%, 06/01/19[d]	175	188,431
Boeing Co. (The)
2.13%, 03/01/22 (Call 02/01/22)	400	401,000
4.88%, 02/15/20	210	226,010
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 08/31/17)	36	36,763
L3 Technologies Inc.
4.75%, 07/15/20	225	241,112
5.20%, 10/15/19	25	26,698
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	375	381,626
3.35%, 09/15/21	50	52,312
4.25%, 11/15/19	100	105,309
Northrop Grumman Corp.
3.50%, 03/15/21	350	366,429

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Orbital ATK Inc.
5.25%, 10/01/21 (Call 08/31/17)	$25	$25,751
Raytheon Co.
3.13%, 10/15/20	100	104,129
Rockwell Collins Inc.
1.95%, 07/15/19	55	55,172
2.80%, 03/15/22 (Call 02/15/22)	180	182,432
TransDigm Inc.
5.50%, 10/15/20 (Call 08/31/17)	50	50,866
6.00%, 07/15/22 (Call 08/31/17)	100	104,381
Triumph Group Inc.
4.88%, 04/01/21 (Call 08/31/17)	50	47,360
5.25%, 06/01/22 (Call 08/31/17)	40	37,819
United Technologies Corp.
1.50%, 11/01/19	275	274,192
1.95%, 11/01/21 (Call 10/01/21)	375	371,902
2.30%, 05/04/22 (Call 04/04/22)	250	250,955
4.50%, 04/15/20	275	294,838

		4,491,909
AGRICULTURE — 0.30%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)[d]	48	50,518
9.88%, 07/15/21 (Call 08/31/17)	100	88,912
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	400	407,324
4.75%, 05/05/21	200	218,680
9.25%, 08/06/19	50	57,254
BAT International Finance PLC
2.75%, 06/15/20[d,e]	133	135,016
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	160	164,446
Imperial Brands Finance PLC
2.95%, 07/21/20[d]	200	204,070
Kernel Holding SA
8.75%, 01/31/22[f]	200	217,782
Philip Morris International Inc.
1.38%, 02/25/19	55	54,722
1.88%, 01/15/19	550	551,485
1.88%, 02/25/21 (Call 01/25/21)	100	99,060
2.63%, 02/18/22 (Call 01/18/22)	240	243,060
2.90%, 11/15/21	195	200,049
4.50%, 03/26/20	50	53,466
Reynolds American Inc.
3.25%, 06/12/20	125	128,935
Viterra Inc.
5.95%, 08/01/20[d]	250	272,317

		3,147,096
AIRLINES — 0.13%
Air Canada
7.75%, 04/15/21[d,e]	55	63,084
Allegiant Travel Co.
5.50%, 07/15/19	65	67,171
American Airlines Group Inc.
4.63%, 03/01/20[d,e]	50	51,637
5.50%, 10/01/19[d]	125	130,828
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 05/10/21	33	35,975

Security	Principal (000s)	Value
Series 2012-3, Class C
6.13%, 04/29/18	$50	$51,221
Delta Air Lines Inc.
2.88%, 03/13/20	100	101,403
3.63%, 03/15/22 (Call 02/15/22)	250	257,482
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	125	126,876
2.75%, 11/06/19 (Call 10/06/19)	160	162,539
United Continental Holdings Inc.
6.00%, 12/01/20	15	16,292
Unity 1 Sukuk Ltd.
3.86%, 11/30/21[f]	200	203,790
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[d]	50	52,325
8.50%, 11/15/19[d]	50	52,847

		1,373,470
APPAREL — 0.02%
Nine West Holdings Inc.
8.25%, 03/15/19[d]	25	5,781
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	101,643
William Carter Co. (The)
5.25%, 08/15/21 (Call 08/31/17)	50	51,457

		158,881
AUTO MANUFACTURERS — 1.19%
American Honda Finance Corp.
1.50%, 11/19/18	60	59,920
1.65%, 07/12/21	70	68,755
1.70%, 02/22/19	150	150,177
1.70%, 09/09/21	125	122,920
2.00%, 02/14/20	155	155,718
2.13%, 10/10/18	25	25,175
2.25%, 08/15/19	350	353,472
2.45%, 09/24/20	50	50,839
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (Call 04/15/19)[d]	200	208,456
BMW U.S. Capital LLC
1.50%, 04/11/19[d]	250	249,337
1.85%, 09/15/21 (Call 08/15/21)[d]	100	98,510
2.00%, 04/11/21 (Call 03/11/21)[d]	130	129,193
Daimler Finance North America LLC
1.50%, 07/05/19[d]	250	247,940
2.00%, 08/03/18[d]	175	175,458
2.38%, 08/01/18[d]	150	150,939
2.45%, 05/18/20[d]	300	302,571
2.85%, 01/06/22[d]	400	405,264
3.88%, 09/15/21[d]	250	263,825
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[e]	320	332,624
Ford Motor Credit Co. LLC
2.02%, 05/03/19	200	199,974
2.46%, 03/27/20	200	200,882
2.60%, 11/04/19	200	201,826
3.20%, 01/15/21	250	255,057
3.34%, 03/18/21	1,050	1,075,956
3.34%, 03/28/22 (Call 02/28/22)	200	203,466
5.88%, 08/02/21	250	279,140

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
General Motors Co.
3.50%, 10/02/18	$273	$277,802
General Motors Financial Co. Inc.
2.35%, 10/04/19	200	200,610
2.40%, 05/09/19	100	100,414
3.10%, 01/15/19	340	345,046
3.15%, 01/15/20 (Call 12/15/19)	25	25,506
3.15%, 06/30/22 (Call 05/30/22)	200	200,742
3.20%, 07/13/20 (Call 06/13/20)	400	408,984
3.45%, 01/14/22 (Call 12/14/21)	300	306,462
3.70%, 11/24/20 (Call 10/24/20)	200	207,242
4.20%, 03/01/21 (Call 02/01/21)	100	105,087
4.38%, 09/25/21	250	264,835
Harley-Davidson Financial Services Inc.
2.85%, 01/15/21 (Call 12/15/20)[d]	100	101,690
Hyundai Capital America
2.45%, 06/15/21[f]	200	197,964
2.55%, 02/06/19[f]	170	170,806
2.60%, 03/19/20[e,f]	300	301,242
Hyundai Capital Services Inc.
3.00%, 03/06/22[f]	200	200,042
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[d]	200	204,246
Navistar International Corp.
8.25%, 11/01/21 (Call 08/31/17)	150	151,756
Nissan Motor Acceptance Corp.
1.55%, 09/13/19[d]	135	133,800
2.00%, 03/08/19[d]	100	100,199
2.55%, 03/08/21[d]	250	252,040
PACCAR Financial Corp.
2.50%, 08/14/20	100	101,306
Toyota Motor Credit Corp.
1.70%, 02/19/19	50	50,101
1.90%, 04/08/21	255	253,490
2.00%, 10/24/18	225	226,370
2.10%, 01/17/19	125	125,930
2.13%, 07/18/19	405	408,596
2.15%, 03/12/20	170	171,243
2.60%, 01/11/22	365	371,508
3.30%, 01/12/22	100	104,390
Volkswagen Group of America Finance LLC
2.13%, 05/23/19[d]	200	200,490
2.40%, 05/22/20[d]	200	200,966

		12,438,299
AUTO PARTS & EQUIPMENT — 0.06%
American Axle & Manufacturing Inc.
5.13%, 02/15/19 (Call 08/31/17)	25	25,213
6.25%, 03/15/21 (Call 08/31/17)[e]	50	51,615
Goodyear Tire & Rubber Co. (The)
8.75%, 08/15/20	15	17,588
IHO Verwaltungs GmbH 4.13% (4.88% PIK)
4.13%, 09/15/21 (Call 09/15/18)[d,g]	200	203,694
International Automotive Components Group SA
9.13%, 06/01/18 (Call 08/31/17)[d]	20	19,517
Titan International Inc.
6.88%, 10/01/20 (Call 08/31/17)	25	25,872
ZF North America Capital Inc.
4.00%, 04/29/20[d]	150	153,832
4.50%, 04/29/22[d]	150	157,671

		655,002

Security	Principal (000s)	Value
BANKS — 10.86%
ABN AMRO Bank NV
2.50%, 10/30/18[d]	$500	$504,530
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[f]	400	400,768
Agricultural Bank of China Ltd./New York
2.00%, 05/21/18	250	250,008
Akbank TAS
4.00%, 01/24/20[f]	200	200,428
Al Ahli Bank of Kuwait KSCP
3.50%, 04/05/22[f]	200	202,188
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/21[f]	200	226,692
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	250	250,478
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	200	201,650
2.55%, 11/23/21	250	251,430
Axis Bank Ltd./Dubai
2.88%, 06/01/21[f]	200	199,468
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[f]	200	213,552
5.90%, 01/16/21[f]	200	212,518
6.75%, 09/29/19[f]	100	107,324
Banco del Estado de Chile
4.13%, 10/07/20[d]	200	210,862
Banco do Brasil SA/Cayman Islands
5.38%, 01/15/21[f]	100	103,340
5.88%, 01/26/22[f]	200	206,972
8.50%, 10/29/49[c,f]	100	110,044
Banco Nacional de Costa Rica
5.88%, 04/25/21[f]	200	207,364
Banco Santander SA
3.50%, 04/11/22	200	205,704
Banco Votorantim SA
7.38%, 01/21/20[f]	100	106,922
Bancolombia SA
6.13%, 07/26/20	128	137,871
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[f]	200	202,802
Bank Nederlandse Gemeenten NV
1.38%, 01/28/19[d]	250	249,340
1.75%, 03/24/20[d]	550	550,242
1.88%, 06/11/19[d]	100	100,477
Bank of America Corp.
2.60%, 01/15/19	25	25,252
2.63%, 10/19/20	350	354,483
2.63%, 04/19/21	220	221,791
2.65%, 04/01/19	700	708,540
5.00%, 05/13/21	410	447,978
5.63%, 07/01/20	450	492,979
5.70%, 01/24/22	510	577,641
7.63%, 06/01/19	750	825,090
VRN, (3 mo. LIBOR US + 0.660%)
2.37%, 07/21/21 (Call 07/21/20)[h]	240	240,682
VRN, (3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[h]	525	533,620

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Series L
2.25%, 04/21/20	$350	$351,354
Bank of America N.A.
2.05%, 12/07/18	250	251,355
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[d,e]	200	214,478
Bank of China Ltd./Hong Kong
2.13%, 06/30/18[f]	200	200,204
Bank of China Ltd./Luxembourg
1.88%, 07/12/19[f]	200	198,142
2.25%, 07/12/21[f]	200	196,192
Bank of China Ltd./Macau
2.88%, 04/20/22[f]	400	400,972
Bank of Communications Co. Ltd./Hong Kong FRN, (3 mo. LIBOR US + 0.780%)
1.96%, 05/15/20[f,i]	200	200,000
Bank of East Asia Ltd. (The)
6.13%, 07/16/20[f]	200	218,060
Bank of India/Jersey
3.13%, 05/06/20[f]	200	199,824
Bank of Montreal
1.35%, 08/28/18	100	99,697
1.90%, 08/27/21	350	345,061
2.10%, 06/15/20	250	250,528
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	250	248,750
2.10%, 08/01/18 (Call 07/02/18)	25	25,129
2.10%, 01/15/19 (Call 12/15/18)	50	50,305
2.20%, 03/04/19 (Call 02/02/19)	50	50,359
2.20%, 05/15/19 (Call 04/15/19)	100	100,831
2.30%, 09/11/19 (Call 08/11/19)	100	101,037
2.45%, 11/27/20 (Call 10/27/20)	265	268,800
2.50%, 04/15/21 (Call 03/15/21)	100	100,903
2.60%, 08/17/20 (Call 07/17/20)	325	330,889
3.55%, 09/23/21 (Call 08/23/21)	150	157,209
Series G
2.15%, 02/24/20 (Call 01/24/20)	50	50,417
Bank of Nova Scotia (The)
1.65%, 06/14/19	250	249,268
2.05%, 10/30/18	200	200,950
2.05%, 06/05/19	350	351,344
2.35%, 10/21/20	300	302,016
2.70%, 03/07/22	400	403,432
2.80%, 07/21/21	50	50,975
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.30%, 03/05/20[d]	200	200,586
2.70%, 09/09/18[d]	200	201,786
Bank Otkritie Financial Corp. OJSC via OFCB Capital PLC
10.00%, 04/26/19[f]	200	203,834
Banque Federative du Credit Mutuel SA
2.50%, 04/13/21[d]	200	201,030
Barclays PLC
2.75%, 11/08/19	200	202,510
3.20%, 08/10/21	600	612,018
3.25%, 01/12/21	450	459,387
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	270	269,465
2.25%, 02/01/19 (Call 01/02/19)	260	262,246
2.45%, 01/15/20 (Call 12/15/19)	300	304,425
BBVA Banco Continental SA
3.25%, 04/08/18[f]	100	100,824
BBVA Bancomer SA/Texas
6.50%, 03/10/21[f]	150	165,578

Security	Principal (000s)	Value
7.25%, 04/22/20[f]	$200	$218,510
BNP Paribas SA
2.38%, 05/21/20	250	252,755
2.40%, 12/12/18	75	75,670
2.70%, 08/20/18	425	429,620
5.00%, 01/15/21	250	273,157
BOS Funding Ltd.
3.37%, 06/08/20[f]	200	199,912
BPCE SA
2.25%, 01/27/20	250	250,725
2.75%, 12/02/21	250	253,085
3.00%, 05/22/22[d]	250	252,890
Caixa Economica Federal
4.50%, 10/03/18[f]	150	152,756
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	130	129,327
2.55%, 06/16/22	150	150,000
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	400	402,668
2.50%, 05/12/20 (Call 04/12/20)	100	100,815
3.05%, 03/09/22 (Call 02/09/22)	250	254,255
4.75%, 07/15/21	75	81,096
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)	250	246,803
2.35%, 01/31/20 (Call 12/31/19)	250	251,068
CBQ Finance Ltd.
3.25%, 06/13/21[f]	200	198,552
China CITIC Bank International Ltd.
6.88%, 06/24/20[f]	205	225,160
China Construction Bank Asia Corp. Ltd. VRN, (5 year CMT + 2.750%)
4.25%, 08/20/24 (Call 08/20/19)[f,h]	200	205,164
China Construction Bank Corp. VRN, (5 year CMT + 2.425%)
3.88%, 05/13/25 (Call 05/13/20)[f,h]	200	204,192
China Development Bank
2.50%, 10/09/20[f]	200	200,260
China Development Bank Corp.
2.63%, 01/24/22[f]	500	499,955
China Development Bank Corp./Hong Kong
1.88%, 11/03/21[f]	200	194,602
China Everbright Bank Co. Ltd.
2.50%, 03/08/20[f]	200	199,076
CIMB Bank Bhd
3.26%, 03/15/22[f]	200	203,738
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	250	250,793
CITIC Ltd.
2.80%, 12/14/21[f]	200	198,834
6.38%, 04/10/20[f]	200	218,616
VRN, (5 year CMT + 7.816%)
8.63%, 05/29/49 (Call 11/22/18)[f,h]	200	213,922
Citigroup Inc.
2.05%, 12/07/18	300	301,095
2.35%, 08/02/21	100	99,494
2.40%, 02/18/20	130	131,015
2.45%, 01/10/20 (Call 12/10/19)	275	277,615
2.50%, 09/26/18	85	85,750
2.50%, 07/29/19	300	303,075
2.55%, 04/08/19	400	404,008
2.65%, 10/26/20	350	354,329
2.70%, 03/30/21	350	353,570

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
2.90%, 12/08/21 (Call 11/08/21)	$450	$456,363
4.50%, 01/14/22	350	377,247
VRN, (3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[h]	250	250,278
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	500	501,965
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	25	24,823
Commonwealth Bank of Australia
1.75%, 11/07/19[d]	250	248,670
2.00%, 09/06/21[d]	250	246,368
2.75%, 03/10/22[d]	250	253,070
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	250	250,113
2.30%, 03/12/20	250	251,750
2.50%, 09/20/18	400	403,740
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	250	250,098
Cooperatieve Rabobank UA
3.88%, 02/08/22	225	239,753
4.50%, 01/11/21	25	26,922
VRN, (3 mo. LIBOR US + 10.868%)
11.00%, (Call 06/30/19)[d,h,j]	350	405,464
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	500	503,990
2.50%, 01/19/21	750	758,017
2.75%, 01/10/22	250	254,922
Credit Agricole SA/London
2.50%, 04/15/19[d]	250	252,498
3.38%, 01/10/22[d]	250	256,762
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21[f]	200	206,976
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	252,223
5.40%, 01/14/20	400	429,472
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	350	354,770
3.13%, 12/10/20	300	307,131
Danske Bank A/S
2.70%, 03/02/22[d]	250	252,690
DBS Group Holdings Ltd. VRN, (5 year USD Swap + 2.390%)
3.60%, (Call 09/07/21)[f,h,j]	200	200,074
Deutsche Bank AG
3.13%, 01/13/21	700	708,568
3.38%, 05/12/21	500	510,185
4.25%, 10/14/21	250	263,100
Dexia Credit Local SA
2.25%, 02/18/20[d]	250	251,085
DIB Sukuk Ltd.
3.66%, 02/14/22[f]	200	203,034
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	250	252,158
3.10%, 06/04/20 (Call 05/04/20)	250	256,055
DNB Bank ASA
2.38%, 06/02/21[d]	200	200,284
EI Sukuk Co. Ltd.
3.54%, 05/31/21[f]	200	202,554
Emirates NBD PJSC
3.25%, 11/19/19[f]	200	202,766

Security	Principal (000s)	Value
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	$150	$150,975
2.60%, 06/15/22 (Call 05/15/22)	300	299,562
2.88%, 07/27/20 (Call 06/27/20)	200	204,578
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	198,622
2.15%, 08/20/18 (Call 07/20/18)	200	200,814
First Abu Dhabi Bank PJSC
2.25%, 02/11/20[f]	200	199,038
VRN, (5 year USD Swap + 3.350%)
5.25%, (Call 06/17/20)[f,h,j]	200	203,694
First Gulf Bank PJSC
3.25%, 01/14/19[f]	200	202,402
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	250	249,155
Global Bank Corp.
4.50%, 10/20/21[f]	200	204,016
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	250	251,588
2.55%, 10/23/19	250	253,015
2.60%, 04/23/20 (Call 03/23/20)	275	278,201
2.63%, 01/31/19	255	257,782
2.63%, 04/25/21 (Call 03/25/21)	750	754,140
2.75%, 09/15/20 (Call 08/15/20)	170	172,492
3.00%, 04/26/22 (Call 04/26/21)	570	577,319
5.25%, 07/27/21	850	934,005
5.38%, 03/15/20	50	54,071
5.75%, 01/24/22	225	253,381
7.50%, 02/15/19	310	335,907
VRN, (3 mo. LIBOR US + 0.990%)
2.91%, 07/24/23 (Call 07/24/22)[h]	500	500,735
Halyk Savings Bank of Kazakhstan JSC
7.25%, 01/28/21[f]	200	220,514
HSBC Bank USA N.A.
4.88%, 08/24/20	250	268,965
HSBC Holdings PLC
2.65%, 01/05/22	250	251,403
2.95%, 05/25/21	250	254,680
3.40%, 03/08/21	850	879,146
5.10%, 04/05/21	350	382,707
VRN, (3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)[h]	250	255,927
HSBC USA Inc.
2.25%, 06/23/19	100	100,672
2.35%, 03/05/20	100	100,957
2.38%, 11/13/19	350	353,654
2.63%, 09/24/18	100	101,033
2.75%, 08/07/20	200	204,050
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	205	203,016
2.60%, 08/02/18 (Call 07/02/18)	140	141,156
Huntington National Bank (The)
2.88%, 08/20/20 (Call 07/20/20)	250	254,620
ICICI Bank Ltd./Dubai
3.13%, 08/12/20[f]	200	202,124
3.50%, 03/18/20[f]	200	203,804
4.80%, 05/22/19[f]	200	208,070
IDBI Bank Ltd./DIFC Dubai
4.38%, 03/26/18[f]	200	201,430
Industrial & Commercial Bank of China (Asia) Ltd.
5.13%, 11/30/20[f]	200	213,826
Industrial & Commercial Bank of China Ltd.
2.50%, 06/16/21[f]	200	198,102

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Industrial & Commercial Bank of China Ltd./Hong Kong
2.88%, 02/21/22[f]	$400	$401,020
Industrial & Commercial Bank of China Ltd./Singapore
1.88%, 08/11/19[f]	200	198,004
2.50%, 11/21/17[f]	400	400,816
ING Bank NV
2.00%, 11/26/18[d]	200	200,472
2.45%, 03/16/20[d]	400	403,468
2.75%, 03/22/21[d]	250	253,877
Intesa Sanpaolo SpA
6.50%, 02/24/21[d]	100	112,388
Itau Unibanco Holding SA/Cayman Islands
5.75%, 01/22/21[f]	485	513,770
6.20%, 12/21/21[f]	200	217,112
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	355	355,415
2.20%, 10/22/19	300	301,815
2.25%, 01/23/20 (Call 12/23/19)	150	151,055
2.30%, 08/15/21 (Call 08/15/20)	250	249,703
2.35%, 01/28/19	25	25,209
2.40%, 06/07/21 (Call 05/07/21)	100	100,360
2.55%, 10/29/20 (Call 09/29/20)	200	202,624
2.55%, 03/01/21 (Call 02/01/21)	500	505,175
2.75%, 06/23/20 (Call 05/23/20)	350	357,014
4.25%, 10/15/20	305	325,292
4.40%, 07/22/20	200	213,296
4.50%, 01/24/22	525	570,738
4.63%, 05/10/21	125	135,336
6.30%, 04/23/19	900	967,743
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	500	498,590
KEB Hana Bank
2.50%, 06/12/19[f]	200	200,574
KeyBank N.A./Cleveland OH
2.35%, 03/08/19	250	252,215
2.40%, 06/09/22	250	249,795
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	445	447,937
2.90%, 09/15/20	175	178,826
5.10%, 03/24/21	70	76,763
KfW
1.00%, 09/07/18	150	149,357
1.00%, 07/15/19	200	198,040
1.13%, 08/06/18	393	391,982
1.13%, 11/16/18	700	697,333
1.25%, 09/30/19	550	546,436
1.50%, 02/06/19	645	645,393
1.50%, 04/20/20	1,420	1,414,576
1.50%, 06/15/21	220	217,184
1.63%, 03/15/21	750	745,470
1.75%, 10/15/19	500	502,065
1.75%, 03/31/20	100	100,311
1.88%, 04/01/19	370	372,386
1.88%, 06/30/20	1,200	1,206,720
1.88%, 11/30/20	750	752,677
2.13%, 03/07/22	525	528,633
2.13%, 06/15/22	500	502,855
2.75%, 09/08/20	250	257,692
2.75%, 10/01/20	550	567,011
4.88%, 06/17/19	950	1,008,501

Security	Principal (000s)	Value
Korea Development Bank (The)
1.38%, 09/12/19	$200	$196,884
2.25%, 05/18/20	200	199,298
3.00%, 03/17/19	200	202,956
Krung Thai Bank PCL/Cayman Islands VRN, (5 year CMT + 3.535%)
5.20%, 12/26/24 (Call 12/26/19)[f,h]	200	207,834
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	275	273,729
1.63%, 08/18/20[f]	200	199,386
1.75%, 04/15/19	350	351,529
1.88%, 09/17/18	200	201,034
Lloyds Bank PLC
2.70%, 08/17/20	250	254,620
Lloyds Banking Group PLC
3.00%, 01/11/22	225	227,396
3.10%, 07/06/21	250	254,742
Macquarie Bank Ltd.
2.60%, 06/24/19[d]	250	252,485
2.85%, 07/29/20[d]	250	253,967
Macquarie Group Ltd.
3.00%, 12/03/18[d]	200	202,450
Malayan Banking Bhd VRN, (5 year USD Swap + 2.542%)
3.91%, 10/29/26 (Call 10/29/21)[f,h]	200	205,012
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	250	251,990
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	247,088
2.95%, 03/01/21	250	254,512
3.00%, 02/22/22	25	25,486
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[d]	250	252,620
Mizuho Bank Ltd.
2.45%, 04/16/19[d]	400	402,260
2.70%, 10/20/20[d]	250	252,363
Mizuho Financial Group Inc.
2.27%, 09/13/21	200	197,352
2.95%, 02/28/22	200	202,054
Morgan Stanley
2.38%, 07/23/19	500	504,040
2.45%, 02/01/19	265	267,245
2.50%, 01/24/19	500	504,510
2.50%, 04/21/21	1,020	1,023,274
2.63%, 11/17/21	100	100,327
2.65%, 01/27/20	400	405,364
2.75%, 05/19/22	100	100,283
2.80%, 06/16/20	490	498,908
5.50%, 07/24/20	250	273,060
5.50%, 07/28/21	250	278,370
5.75%, 01/25/21	250	277,420
7.30%, 05/13/19	200	218,380
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	250	250,805
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	245,380
2.50%, 05/22/22	500	499,050
2.63%, 07/23/20	350	354,854
2.80%, 01/10/22	250	253,840
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	250	250,228
National Savings Bank
8.88%, 09/18/18[f]	200	211,746

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Nederlandse Waterschapsbank NV
1.63%, 03/04/20[d]	$200	$199,476
1.88%, 03/13/19[d]	200	200,960
Nordea Bank AB
2.25%, 05/27/21[d]	200	199,522
2.50%, 09/17/20[d]	200	202,206
4.88%, 05/13/21[d]	250	269,685
Northern Trust Corp.
3.38%, 08/23/21	50	52,136
NRW Bank
1.25%, 07/29/19[f]	500	495,775
1.38%, 08/20/18[f]	200	199,730
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	150	148,886
1.50%, 10/21/20	525	520,233
1.88%, 01/20/21	250	250,188
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[k]	250	249,640
2.25%, 07/02/19 (Call 06/02/19)[k]	250	251,853
2.63%, 02/17/22 (Call 01/18/22)[k]	600	608,418
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[k]	400	430,796
6.70%, 06/10/19[k]	75	81,524
QNB Finance Ltd.
2.13%, 02/14/18[f]	200	199,650
2.75%, 10/31/18[f]	200	200,052
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	500	502,100
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	100	102,493
Royal Bank of Canada
1.50%, 07/29/19	250	249,040
2.00%, 12/10/18	400	401,816
2.13%, 03/02/20	200	200,904
2.15%, 03/15/19	100	100,594
2.35%, 10/30/20	250	252,083
2.50%, 01/19/21	150	151,787
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	50	51,032
6.40%, 10/21/19	250	271,667
VRN, (3 mo. LIBOR US + 1.480%)
3.50%, 05/15/23 (Call 05/15/22)[h]	250	252,490
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	310	312,861
3.45%, 08/27/18 (Call 07/27/18)	325	330,021
3.70%, 03/28/22 (Call 02/28/22)[d]	350	355,446
Santander UK Group Holdings PLC
2.88%, 10/16/20	100	101,598
2.88%, 08/05/21	200	200,982
3.13%, 01/08/21	290	295,524
Santander UK PLC
2.38%, 03/16/20	300	302,571
2.50%, 03/14/19	110	111,079
3.05%, 08/23/18	100	101,346
Shinhan Bank VRN, (5 year CMT + 2.150%)
3.88%, 12/07/26 (Call 12/07/21)[f,h]	200	204,642
SIB Sukuk Co. III Ltd.
3.08%, 09/08/21[f]	250	248,445
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20[d]	500	507,625
Skysea International Capital Management Ltd.
4.88%, 12/07/21[f]	200	216,884

Security	Principal (000s)	Value
Societe Generale SA
2.50%, 04/08/21[d]	$200	$201,206
5.20%, 04/15/21[d]	250	274,587
Standard Chartered PLC
3.05%, 01/15/21[d]	400	406,384
5.70%, 01/25/22[f]	250	273,555
State Bank of India/London
3.62%, 04/17/19[f]	200	203,732
State Street Corp.
1.95%, 05/19/21	50	49,608
2.55%, 08/18/20	195	199,056
4.38%, 03/07/21	50	53,720
VRN, (3 mo. LIBOR US + 0.635%)
2.65%, 05/15/23 (Call 05/15/22)[h]	350	352,614
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250	251,393
2.65%, 07/23/20	250	253,592
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	300	295,593
2.44%, 10/19/21	250	249,390
2.78%, 07/12/22	250	251,588
2.85%, 01/11/22	245	248,156
2.93%, 03/09/21	250	254,545
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	250	249,465
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	50	50,526
2.70%, 01/27/22 (Call 12/27/21)	305	307,242
2.90%, 03/03/21 (Call 02/03/21)	275	280,222
Svenska Handelsbanken AB
1.88%, 09/07/21	250	246,593
2.40%, 10/01/20	750	759,135
Swedbank AB
2.65%, 03/10/21[d]	250	253,377
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	250	249,395
Synovus Financial Corp.
7.88%, 02/15/19	27	29,137
TC Ziraat Bankasi AS
5.13%, 05/03/22[f]	200	202,992
Toronto-Dominion Bank (The)
1.45%, 09/06/18	300	299,598
1.80%, 07/13/21	260	256,851
1.95%, 01/22/19	150	150,576
2.13%, 07/02/19	150	151,025
2.13%, 04/07/21	200	199,864
2.50%, 12/14/20	50	50,755
2.63%, 09/10/18	200	202,302
Turkiye Garanti Bankasi AS
4.75%, 10/17/19[f]	200	204,706
Turkiye Halk Bankasi AS
5.00%, 07/13/21[f]	200	199,596
Turkiye Is Bankasi
5.00%, 04/30/20[f]	200	203,160
5.50%, 04/21/22[f]	200	202,896
Turkiye Vakiflar Bankasi TAO VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[f,h]	200	204,542
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	345	346,749
2.20%, 04/25/19 (Call 03/25/19)	280	282,556
2.35%, 01/29/21 (Call 12/29/20)	100	100,845
2.63%, 01/24/22 (Call 12/23/21)	575	583,619

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	$250	$251,410
UBS AG/Stamford CT
2.38%, 08/14/19	500	504,680
UBS Group Funding Switzerland AG
2.65%, 02/01/22[d]	250	250,065
2.95%, 09/24/20[d]	250	255,485
3.00%, 04/15/21[d]	250	254,742
UniCredit Luxembourg Finance SA
6.00%, 10/31/17[d]	100	100,912
UniCredit SpA
3.75%, 04/12/22[d]	250	256,522
United Overseas Bank Ltd.
2.50%, 03/18/20[f]	200	201,278
VRN, (5 year USD Swap + 1.995%)
3.75%, 09/19/24 (Call 09/19/19)[f,h]	200	204,350
Wells Fargo & Co.
2.10%, 07/26/21	550	543,917
2.13%, 04/22/19	325	327,018
2.15%, 01/15/19	650	654,017
2.50%, 03/04/21	350	352,471
2.55%, 12/07/20	550	557,408
2.60%, 07/22/20	450	457,600
2.63%, 07/22/22	430	430,709
4.60%, 04/01/21	200	215,820
Wells Fargo Bank N.A.
1.75%, 05/24/19	250	250,220
2.15%, 12/06/19	250	251,630
Westpac Banking Corp.
1.60%, 08/19/19	250	248,380
1.65%, 05/13/19	250	249,175
2.00%, 08/19/21	250	247,040
2.10%, 05/13/21	250	248,308
2.15%, 03/06/20	250	251,183
2.25%, 01/17/19	50	50,327
2.50%, 06/28/22	250	249,880
2.60%, 11/23/20	300	303,939
2.80%, 01/11/22	150	152,750
4.88%, 11/19/19	50	53,225
Woori Bank
2.63%, 07/22/20[f]	200	200,472
VRN, (5 year CMT + 3.347%)
5.25%, (Call 05/16/22)[f,h,j]	200	204,764
Yapi ve Kredi Bankasi AS
5.75%, 02/24/22[f]	200	205,170

		113,506,638
BEVERAGES — 0.67%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	750	753,300
2.15%, 02/01/19	100	100,770
2.65%, 02/01/21 (Call 01/01/21)	1,660	1,687,656
Anheuser-Busch InBev Worldwide Inc.
3.75%, 01/15/22	400	425,100
5.38%, 01/15/20	100	108,370
7.75%, 01/15/19	125	135,712
Beverages & More Inc.
11.50%, 06/15/22 (Call 06/15/19)[d]	17	16,101
Coca-Cola Co. (The)
1.55%, 09/01/21	600	590,850

Security	Principal (000s)	Value
1.65%, 11/01/18	$290	$290,766
1.88%, 10/27/20	200	200,438
2.20%, 05/25/22	525	527,200
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	250	251,460
3.75%, 05/01/21	100	104,665
3.88%, 11/15/19	50	51,960
Cott Beverages Inc.
5.38%, 07/01/22 (Call 08/31/17)	50	52,067
DS Services of America Inc.
10.00%, 09/01/21 (Call 09/01/17)[d]	36	38,069
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	95	93,854
PepsiCo Inc.
1.35%, 10/04/19	230	228,848
1.85%, 04/30/20 (Call 03/30/20)	50	50,205
2.15%, 10/14/20 (Call 09/14/20)	350	353,290
2.25%, 05/02/22 (Call 04/02/22)	250	250,985
3.00%, 08/25/21	200	208,038
3.13%, 11/01/20	50	52,004
4.50%, 01/15/20	150	160,158
Pernod Ricard SA
4.45%, 01/15/22[d]	250	269,745

		7,001,611
BIOTECHNOLOGY — 0.30%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	185	182,064
2.13%, 05/01/20 (Call 04/01/20)	100	100,632
2.20%, 05/22/19 (Call 04/22/19)	455	458,749
2.65%, 05/11/22 (Call 04/11/22)	165	166,861
3.45%, 10/01/20	50	52,146
5.70%, 02/01/19	225	238,203
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	65	66,335
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	175	188,787
Biogen Inc.
2.90%, 09/15/20	300	307,851
Celgene Corp.
2.13%, 08/15/18	350	351,515
2.88%, 08/15/20	350	358,680
Concordia International Corp.
9.00%, 04/01/22 (Call 10/01/19)[d]	25	19,055
Gilead Sciences Inc.
1.85%, 09/04/18	100	100,329
1.95%, 03/01/22 (Call 02/01/22)	75	74,138
2.55%, 09/01/20	289	294,829
4.40%, 12/01/21 (Call 09/01/21)	175	189,824

		3,149,998
BUILDING MATERIALS — 0.03%
Airxcel Inc.
8.50%, 02/15/22 (Call 02/15/19)[d]	50	53,022
Griffon Corp.
5.25%, 03/01/22 (Call 08/31/17)	100	102,126
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	40	41,179
7.13%, 03/15/20	4	4,477

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Norbord Inc.
5.38%, 12/01/20[d]	$15	$15,920
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[d]	75	77,942
Summit Materials LLC/Summit Materials Finance Corp.
8.50%, 04/15/22 (Call 04/15/19)	50	56,372

		351,038
CHEMICALS — 0.68%
Air Products & Chemicals Inc.
3.00%, 11/03/21	250	258,522
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	70	71,859
Bluestar Finance Holdings Ltd.
4.38%, 06/11/20[f]	200	207,574
Braskem Finance Ltd.
5.75%, 04/15/21[f]	400	423,900
CF Industries Inc.
7.13%, 05/01/20	175	192,888
CNAC HK Synbridge Co. Ltd.
5.00%, 05/05/20	200	203,984
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	150	160,723
4.25%, 11/15/20 (Call 08/15/20)	150	159,458
8.55%, 05/15/19	425	474,627
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	225	227,947
EI du Pont de Nemours & Co.
2.20%, 05/01/20	100	100,782
3.63%, 01/15/21	50	52,453
4.63%, 01/15/20	250	265,737
Equate Petrochemical BV
3.00%, 03/03/22[f]	200	199,860
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments Ltd.
3.80%, 04/12/20[f]	200	200,102
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/17)	175	164,776
10.00%, 04/15/20 (Call 08/31/17)	25	25,328
10.38%, 02/01/22 (Call 02/01/19)[d]	90	91,085
13.75%, 02/01/22 (Call 02/01/19)[d]	25	23,115
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 08/31/17)	50	35,938
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	75	78,719
INVISTA Finance LLC
4.25%, 10/15/19[d]	100	102,644
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	200	208,928
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 08/31/17)	100	100,241
Monsanto Co.
2.13%, 07/15/19	275	275,957
2.75%, 07/15/21	100	101,498
MPM Escrow LLC
8.88%, 10/15/20[a,l]	100	—
Perstorp Holding AB
8.50%, 06/30/21 (Call 11/18/18)[d]	200	213,444
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[d,e]	100	103,782
10.38%, 05/01/21 (Call 05/01/18)[d]	75	82,875

Security	Principal (000s)	Value
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	$100	$107,336
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	150	151,064
Praxair Inc.
1.25%, 11/07/18	100	99,742
4.50%, 08/15/19	150	158,030
SABIC Capital II BV
2.63%, 10/03/18[f]	200	201,160
Sherwin-Williams Co. (The)
2.25%, 05/15/20	250	251,710
2.75%, 06/01/22 (Call 05/01/22)	235	237,890
Sinochem Offshore Capital Co. Ltd.
3.25%, 04/29/19[f]	200	203,124
Syngenta Finance NV
3.13%, 03/28/22	100	99,271
TPC Group Inc.
8.75%, 12/15/20 (Call 08/31/17)[d]	100	94,096
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/31/17)	125	126,671
7.50%, 03/15/22 (Call 03/15/18)[d,e]	50	52,584
Westlake Chemical Corp.
4.63%, 02/15/21 (Call 02/15/18)	375	388,507
WR Grace & Co.-Conn
5.13%, 10/01/21[d]	125	135,053

		7,114,984
COAL — 0.04%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
12.00%, 11/01/21 (Call 11/01/18)	21	21,781
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 08/31/17)	200	200,788
Korea Resources Corp.
2.25%, 04/19/21[f]	200	196,244
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[d]	50	50,935

		469,748
COMMERCIAL SERVICES — 0.32%
ADT Corp. (The)
3.50%, 07/15/22	125	123,734
5.25%, 03/15/20	50	52,799
6.25%, 10/15/21	125	136,285
APX Group Inc.
6.38%, 12/01/19 (Call 08/31/17)	29	29,780
8.75%, 12/01/20 (Call 08/31/17)	140	144,015
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	90	91,321
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 08/31/17)[d,e]	50	49,913
BakerCorp International Inc.
8.25%, 06/01/19 (Call 08/31/17)	9	7,939
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	100	104,100
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[d]	75	64,302
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 08/31/17)[d]	50	52,978
DP World Ltd.
3.25%, 05/18/20[f]	200	203,420

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Ecolab Inc.
2.00%, 01/14/19	$150	$150,780
2.25%, 01/12/20	210	211,963
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	55	54,748
ERAC USA Finance LLC
2.35%, 10/15/19[d]	100	100,543
4.50%, 08/16/21[d]	45	48,256
Graham Holdings Co.
7.25%, 02/01/19	25	26,723
Great Lakes Dredge & Dock Corp.
8.00%, 05/15/22 (Call 05/15/20)[d]	50	51,142
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[d]	50	53,764
Hertz Corp. (The)
5.88%, 10/15/20 (Call 08/31/17)[e]	95	89,224
6.75%, 04/15/19 (Call 08/31/17)	61	60,370
7.38%, 01/15/21 (Call 08/31/17)[e]	75	72,103
7.63%, 06/01/22 (Call 06/01/19)[d,e]	125	123,487
Monitronics International Inc.
9.13%, 04/01/20 (Call 08/31/17)[e]	75	70,270
Moody’s Corp.
5.50%, 09/01/20	100	109,882
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 08/31/17)[d]	100	103,111
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 08/31/17)	75	75,995
5.00%, 04/15/22 (Call 08/31/17)[d]	250	257,830
Quad/Graphics Inc.
7.00%, 05/01/22	20	20,444
Rent-A-Center Inc./TX
4.75%, 05/01/21 (Call 08/31/17)	50	45,920
RR Donnelley & Sons Co.
7.63%, 06/15/20	24	26,570
7.88%, 03/15/21	50	53,996
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	35	35,981
Service Corp. International/U.S.
4.50%, 11/15/20 (Call 08/31/17)	15	15,255
5.38%, 01/15/22 (Call 08/31/17)	50	51,193
7.63%, 10/01/18	25	26,471
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary
7.88%, 06/01/21 (Call 08/31/17)	20	19,624
Syniverse Foreign Holdings Corp.
9.13%, 01/15/22 (Call 01/15/19)[d]	46	46,216
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 08/31/17)	4	3,908
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	26,067
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	250	255,957

		3,348,379
COMPUTERS — 0.70%
Apple Inc.
1.55%, 02/07/20	200	199,410
1.55%, 08/04/21 (Call 07/04/21)	175	171,714
1.70%, 02/22/19	105	105,350
1.90%, 02/07/20	50	50,250
2.00%, 05/06/20	300	302,088
2.10%, 05/06/19	135	136,347

Security	Principal (000s)	Value
2.25%, 02/23/21 (Call 01/23/21)	$395	$398,752
2.30%, 05/11/22 (Call 04/11/22)	250	250,980
2.50%, 02/09/22 (Call 01/09/22)	180	182,419
2.85%, 05/06/21	475	489,231
Dell Inc.
4.63%, 04/01/21[e]	50	52,249
5.88%, 06/15/19	100	105,543
Dell International LLC/EMC Corp.
3.48%, 06/01/19[d]	275	281,619
4.42%, 06/15/21 (Call 05/15/21)[d]	800	844,800
5.88%, 06/15/21 (Call 06/15/18)[d]	200	209,348
DynCorp International Inc. 10.38% (11.88% PIK)
11.88%, 11/30/20 (Call 08/31/17)[g]	46	47,853
EMC Corp.
2.65%, 06/01/20	225	221,443
Everi Payments Inc.
10.00%, 01/15/22 (Call 01/15/18)	25	27,316
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 08/31/17)[d]	125	123,035
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	150	151,796
3.60%, 10/15/20 (Call 09/15/20)	404	418,039
HP Inc.
4.38%, 09/15/21	300	320,199
4.65%, 12/09/21	271	293,092
International Business Machines Corp.
1.63%, 05/15/20	100	99,512
1.88%, 05/15/19	200	200,928
2.25%, 02/19/21	100	100,808
2.50%, 01/27/22	100	101,339
7.63%, 10/15/18	300	320,988
Lenovo Group Ltd.
4.70%, 05/08/19[f]	200	205,644
Lenovo Perpetual Securities Ltd. VRN, (5 year CMT + 6.257%)
5.38%, 12/31/99 (Call 03/16/22)[f,h]	200	204,084
NCR Corp.
4.63%, 02/15/21 (Call 08/31/17)	100	102,003
5.00%, 07/15/22 (Call 08/31/17)	100	102,390
Seagate HDD Cayman
3.75%, 11/15/18	250	253,937
4.25%, 03/01/22 (Call 02/01/22)[d]	250	248,463
Sungard Availability Services Capital Inc.
8.75%, 04/01/22 (Call 04/01/19)[d]	25	19,545

		7,342,514
COSMETICS & PERSONAL CARE — 0.21%
Avon Products Inc.
6.50%, 03/01/19	50	51,929
6.60%, 03/15/20	75	76,414
Colgate-Palmolive Co.
1.50%, 11/01/18	25	25,020
1.75%, 03/15/19	25	25,090
Edgewell Personal Care Co.
4.70%, 05/24/22	100	107,498
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	190	187,404
1.80%, 02/07/20	215	215,340
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 08/31/17)[d]	75	76,300

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Procter & Gamble Co. (The)
1.70%, 11/03/21	$30	$29,745
1.90%, 11/01/19	250	251,510
2.30%, 02/06/22	305	309,252
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 08/31/17)	75	62,184
Unilever Capital Corp.
1.38%, 07/28/21	100	97,130
1.80%, 05/05/20	100	100,032
2.10%, 07/30/20	100	100,628
2.20%, 03/06/19	100	100,866
2.20%, 05/05/22 (Call 04/05/22)	250	249,500
4.25%, 02/10/21	100	107,260

		2,173,102
DISTRIBUTION & WHOLESALE — 0.03%
American Builders & Contractors Supply Co. Inc.
5.63%, 04/15/21 (Call 08/31/17)[d]	20	20,552
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[d]	110	114,474
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[d]	125	131,431

		266,457
DIVERSIFIED FINANCIAL SERVICES — 1.98%
ABCL Glory Capital Ltd.
2.50%, 06/21/21[f]	200	198,372
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	300	308,298
4.25%, 07/01/20	250	262,630
4.50%, 05/15/21	300	318,576
Air Lease Corp.
2.13%, 01/15/20	45	44,951
2.63%, 09/04/18 (Call 08/04/18)	125	125,895
2.63%, 07/01/22 (Call 06/01/22)	90	89,474
3.38%, 01/15/19 (Call 12/15/18)	350	356,671
Aircastle Ltd.
5.13%, 03/15/21	100	106,401
5.50%, 02/15/22	75	81,499
6.25%, 12/01/19	100	108,024
Airvessel Finance Holding Ltd.
3.25%, 08/11/19[f]	200	202,684
Alliance Data Systems Corp.
5.88%, 11/01/21 (Call 11/01/18)[d]	75	77,786
Ally Financial Inc.
3.25%, 11/05/18	25	25,283
3.75%, 11/18/19	150	153,390
4.13%, 03/30/20	75	77,261
4.13%, 02/13/22	100	103,167
4.25%, 04/15/21	125	129,002
4.63%, 05/19/22	50	52,304
4.75%, 09/10/18	50	51,297
8.00%, 12/31/18	150	161,481
8.00%, 03/15/20	108	122,828
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	125	124,522
1.88%, 11/05/18 (Call 10/05/18)	70	70,174
2.13%, 03/18/19	100	100,633
2.25%, 05/05/21 (Call 04/04/21)	450	450,756
2.38%, 05/26/20 (Call 04/25/20)	394	399,236
2.70%, 03/03/22 (Call 01/31/22)	360	365,105

Security	Principal (000s)	Value
Series F
2.60%, 09/14/20 (Call 08/14/20)	$200	$203,518
Ameriprise Financial Inc.
5.30%, 03/15/20	205	221,734
Azure Nova International Finance Ltd.
2.63%, 11/01/21[f]	200	196,204
3.50%, 03/21/22[f]	200	202,672
Azure Orbit II International Finance Ltd.
3.38%, 04/25/19[f]	400	406,408
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[f]	200	192,836
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)[f]	200	196,350
3.00%, 03/30/20[f]	200	201,882
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	250,770
CCBL Cayman 1 Corp. Ltd.
2.75%, 05/31/21[f]	200	197,772
CDP Financial Inc.
4.40%, 11/25/19[d]	250	263,785
Charles Schwab Corp. (The)
4.45%, 07/22/20	250	267,365
Charming Light Investments Ltd.
2.38%, 08/30/21[f]	200	194,590
China Cinda Finance 2015 I Ltd.
3.13%, 04/23/20[f]	200	201,468
China Cinda Finance 2017 I Ltd.
3.65%, 03/09/22[f]	200	203,544
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21[f]	200	195,792
CIT Group Inc.
3.88%, 02/19/19	125	128,124
5.38%, 05/15/20	60	64,702
5.50%, 02/15/19[d]	125	131,086
CITIC Securities Finance MTN Co. Ltd.
3.50%, 10/30/19[f]	200	203,696
Creditcorp
12.00%, 07/15/18 (Call 08/31/17)[d]	50	43,266
Enova International Inc.
9.75%, 06/01/21 (Call 08/31/17)	75	78,777
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[d]	75	80,458
Fly Leasing Ltd.
6.38%, 10/15/21 (Call 10/15/17)	200	209,806
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	900	909,198
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[d]	250	253,425
Haitong International Finance Holdings 2015 Ltd.
3.50%, 04/21/20[f]	200	202,410
HSBC Finance Corp.
6.68%, 01/15/21	400	453,724
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 08/31/17)	150	151,791
5.88%, 02/01/22 (Call 08/31/17)	150	154,494
6.00%, 08/01/20 (Call 08/31/17)	200	205,476
6.25%, 02/01/22 (Call 02/01/19)	100	104,244
ICBCIL Finance Co. Ltd.
2.13%, 09/29/19[f]	400	395,572
3.00%, 04/05/20[f]	200	201,462
3.20%, 11/10/20[f]	200	202,838
3.38%, 04/05/22[f]	200	202,674

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[d]	$64	$61,588
Intercontinental Exchange Inc.
2.50%, 10/15/18	475	479,284
2.75%, 12/01/20 (Call 11/01/20)	190	194,087
International Lease Finance Corp.
4.63%, 04/15/21	500	532,920
6.25%, 05/15/19	200	214,302
7.13%, 09/01/18[d]	135	142,505
8.25%, 12/15/20	325	383,607
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 08/31/17)[d]	200	205,636
7.50%, 04/15/21 (Call 10/15/17)[d]	200	208,624
Jefferies Group LLC
6.88%, 04/15/21	175	199,563
8.50%, 07/15/19	100	111,617
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[d]	40	41,370
Lazard Group LLC
4.25%, 11/14/20	50	53,047
LeasePlan Corp. NV
2.88%, 01/22/19[d]	200	200,538
Mastercard Inc.
2.00%, 04/01/19	150	150,979
2.00%, 11/21/21 (Call 10/21/21)	125	124,490
Nasdaq Inc.
5.55%, 01/15/20	250	270,532
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	100	99,254
2.15%, 02/01/19 (Call 01/01/19)	100	100,768
2.30%, 11/01/20 (Call 10/01/20)	100	100,700
3.05%, 02/15/22 (Call 11/15/21)	150	154,569
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/31/17)	50	50,099
6.50%, 07/01/21 (Call 08/31/17)	75	76,781
7.88%, 10/01/20 (Call 08/31/17)	50	51,332
9.63%, 05/01/19 (Call 08/31/17)	35	36,133
Navient Corp.
4.88%, 06/17/19	125	129,340
5.00%, 10/26/20	100	102,963
5.50%, 01/15/19	125	129,721
5.88%, 03/25/21	60	63,276
6.50%, 06/15/22	100	106,548
6.63%, 07/26/21	75	80,444
7.25%, 01/25/22	50	54,958
8.00%, 03/25/20	150	165,972
NewStar Financial Inc.
7.25%, 05/01/20 (Call 08/31/17)	25	25,635
Nomura Holdings Inc.
2.75%, 03/19/19	125	126,446
6.70%, 03/04/20	300	332,025
Och-Ziff Finance Co. LLC
4.50%, 11/20/19[d]	50	47,216
Ocwen Loan Servicing LLC
8.38%, 11/15/22 (Call 11/15/18)[d]	25	24,291
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 08/31/17)[d]	50	52,291
7.25%, 12/15/21 (Call 12/15/17)[d]	50	52,529
ORIX Corp.
2.90%, 07/18/22	30	30,188
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[f]	200	218,362

Security	Principal (000s)	Value
Protective Life Global Funding
2.00%, 09/14/21[d]	$250	$244,392
Rongshi International Finance Ltd.
2.88%, 05/04/22[f]	200	200,148
Sistema JSFC via Sistema International Funding SA
6.95%, 05/17/19[f]	200	175,650
Springleaf Finance Corp.
5.25%, 12/15/19	25	26,102
6.13%, 05/15/22	100	105,279
6.90%, 12/15/17	200	203,410
7.75%, 10/01/21	100	112,188
8.25%, 12/15/20	100	112,682
Stearns Holdings LLC
9.38%, 08/15/20 (Call 08/31/17)[d]	20	20,603
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	70	70,480
3.00%, 08/15/19 (Call 07/15/19)	250	253,862
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 08/31/17)[d]	90	84,879
USAA Capital Corp.
2.00%, 06/01/21[d]	150	148,522
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	345	348,650
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 08/31/17)	25	14,406

		20,749,396
ELECTRIC — 1.57%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21[f]	200	203,974
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	125	142,843
8.00%, 06/01/20	50	57,491
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	100	101,543
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	100	100,509
8.75%, 03/01/19	50	55,249
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	100	101,006
Calpine Corp.
6.00%, 01/15/22 (Call 08/31/17)[d]	75	77,375
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	275	272,310
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[f]	200	207,228
6.88%, 07/30/19[f]	100	106,469
CLP Power HK Finance Ltd. VRN, (6 mo. LIBOR US + 2.297%)
4.25%, (Call 11/07/19)[f,h,j]	200	205,514
Comision Federal de Electricidad
4.88%, 05/26/21[f]	200	214,026
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	100	100,548
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	750	743,475
Consumers Energy Co.
6.13%, 03/15/19	250	266,760
DEWA Sukuk 2013 Ltd.
3.00%, 03/05/18[f]	200	201,136

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Dominion Energy Inc.
1.88%, 01/15/19	$350	$350,098
2.75%, 01/15/22 (Call 12/15/21)	250	251,497
2.96%, 07/01/19 [l]	105	106,687
Series B
1.60%, 08/15/19	75	74,528
DPL Inc.
6.75%, 10/01/19 (Call 09/01/19)	15	15,701
7.25%, 10/15/21 (Call 07/15/21)	110	120,068
DTE Energy Co.
1.50%, 10/01/19	175	172,693
3.30%, 06/15/22 (Call 04/15/22)	50	51,301
Dubai Electricity & Water Authority
7.38%, 10/21/20[d]	200	229,674
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	825	809,638
5.05%, 09/15/19	75	79,840
Duke Energy Florida LLC
1.85%, 01/15/20	585	584,725
Dynegy Inc.
6.75%, 11/01/19 (Call 08/31/17)	230	238,708
Edison International
2.13%, 04/15/20	50	50,150
EDP Finance BV
4.90%, 10/01/19[d]	100	105,009
Electricite de France SA
2.15%, 01/22/19[d]	300	301,746
2.35%, 10/13/20 (Call 09/13/20)[d]	100	100,808
6.50%, 01/26/19[d]	325	346,606
Emera U.S. Finance LP
2.15%, 06/15/19	50	50,115
Enel Finance International NV
2.88%, 05/25/22[d]	250	253,150
Entergy Texas Inc.
7.13%, 02/01/19	150	161,074
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[f]	200	201,372
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	200	200,062
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	100	99,968
2.85%, 06/15/20 (Call 05/15/20)	375	382,147
5.15%, 12/01/20 (Call 09/01/20)	75	81,359
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	526	537,241
FirstEnergy Corp. Series A
2.85%, 07/15/22 (Call 05/15/22)	250	250,405
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	190	186,776
Georgia Power Co.
1.95%, 12/01/18	250	250,530
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	140	148,946
Israel Electric Corp. Ltd.
9.38%, 01/28/20[f]	200	232,860
Jersey Central Power & Light Co.
7.35%, 02/01/19	100	107,365
Korea East-West Power Co. Ltd.
2.63%, 11/27/18[f]	200	201,232
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	250	266,147

Security	Principal (000s)	Value
Majapahit Holding BV
7.75%, 01/20/20[f]	$200	$224,518
Nevada Power Co.
6.50%, 08/01/18	100	104,652
7.13%, 03/15/19	30	32,521
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	45	44,963
2.30%, 04/01/19	365	367,559
4.50%, 06/01/21 (Call 03/01/21)	75	80,500
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	30	30,221
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	100	105,072
7.88%, 05/15/21 (Call 08/31/17)[e]	23	23,706
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	200	208,200
8.25%, 10/15/18	100	107,533
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	100	98,158
Perusahaan Listrik Negara PT
5.50%, 11/22/21[f]	200	219,278
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	75	75,439
Progress Energy Inc.
7.05%, 03/15/19	400	431,600
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	350	357,045
Public Service Electric & Gas Co.
2.30%, 09/15/18 (Call 08/15/18)	100	100,689
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	150	147,039
San Diego Gas & Electric Co.
3.00%, 08/15/21	100	103,394
Southern Co. (The)
1.85%, 07/01/19	325	324,457
2.35%, 07/01/21 (Call 06/01/21)	395	393,997
2.45%, 09/01/18	100	100,616
2.75%, 06/15/20 (Call 05/15/20)	200	202,928
Southern Power Co.
2.38%, 06/01/20 (Call 05/01/20)	25	25,104
2.50%, 12/15/21 (Call 11/15/21)	250	249,985
Southwestern Public Service Co. Series G
8.75%, 12/01/18	150	162,886
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[f]	600	606,186
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[e]	75	59,855
4.63%, 07/15/19 (Call 04/15/19)[d]	43	42,476
6.50%, 05/01/18[e]	50	50,995
9.50%, 07/15/22 (Call 07/15/20)[d]	50	44,104
Three Gorges Finance I Cayman Islands Ltd.
2.30%, 06/02/21[f]	200	197,452
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	45	45,549
Wisconsin Public Service Corp.
1.65%, 12/04/18	150	149,766
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	100	100,654

		16,376,779

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.00%
Artesyn Embedded Technologies Inc.
9.75%, 10/15/20 (Call 08/31/17)[d]	$45	$43,632
GrafTech International Ltd.
6.38%, 11/15/20 (Call 08/31/17)	9	8,296

		51,928
ELECTRONICS — 0.13%
Amphenol Corp.
2.20%, 04/01/20	175	175,667
2.55%, 01/30/19 (Call 12/30/18)	100	100,875
3.13%, 09/15/21 (Call 08/15/21)	75	76,846
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	165	164,492
Honeywell International Inc.
1.40%, 10/30/19	350	348,008
1.85%, 11/01/21 (Call 10/01/21)	250	247,247
Sanmina Corp.
4.38%, 06/01/19[d]	52	53,536
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	105	107,200
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	60	60,397

		1,334,268
ENERGY — ALTERNATE SOURCES — 0.01%
Enviva Partners LP/Enviva Partners Finance Corp.
8.50%, 11/01/21 (Call 11/01/18)[d]	50	52,991

		52,991
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance USA Inc.
2.88%, 05/08/22	350	358,806
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 08/31/17)[d]	50	49,859

		408,665
ENTERTAINMENT — 0.13%
AMC Entertainment Holdings Inc.
5.88%, 02/15/22 (Call 08/31/17)	50	52,055
CCM Merger Inc.
6.00%, 03/15/22 (Call 03/15/19)[d]	33	34,444
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	100	102,091
4.88%, 11/01/20 (Call 08/01/20)	125	132,128
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[d]	200	211,736
6.25%, 02/15/22 (Call 08/15/21)[d]	200	218,784
Regal Entertainment Group
5.75%, 03/15/22 (Call 08/31/17)	100	104,345
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 08/15/21 (Call 08/15/18)[d]	25	25,479
Scientific Games International Inc.
6.25%, 09/01/20 (Call 08/31/17)	9	9,093
7.00%, 01/01/22 (Call 01/01/18)[d]	300	319,797
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 08/31/17)[d]	100	105,003

		1,314,955

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.07%
Clean Harbors Inc.
5.25%, 08/01/20 (Call 08/31/17)	$100	$101,309
GFL Environmental Inc.
5.63%, 05/01/22 (Call 05/01/19)[d]	50	51,574
9.88%, 02/01/21 (Call 02/01/18)[d]	50	54,016
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	50	52,293
5.50%, 09/15/19	200	214,620
Tervita Escrow Corp.
7.63%, 12/01/21 (Call 12/01/18)[d]	50	50,905
Waste Management Inc.
4.75%, 06/30/20	200	215,564

		740,281
FOOD — 0.37%
B&G Foods Inc.
4.63%, 06/01/21 (Call 08/31/17)	50	51,169
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 08/31/17)[d]	76	66,279
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 08/31/17)[d]	25	25,045
C&S Group Enterprises LLC
5.38%, 07/15/22 (Call 08/31/17)[d]	50	49,210
General Mills Inc.
2.20%, 10/21/19	225	226,629
JBS Investments GmbH
7.75%, 10/28/20 (Call 10/28/17)[f]	200	199,592
JBS USA LUX SA/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 08/31/17)[d]	150	152,512
8.25%, 02/01/20 (Call 08/31/17)[d]	50	50,875
JM Smucker Co. (The)
2.50%, 03/15/20	100	101,153
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	275	280,338
3.50%, 06/06/22	175	182,021
3.50%, 07/15/22 (Call 05/15/22)	250	259,525
5.38%, 02/10/20	50	53,967
Kroger Co. (The)
1.50%, 09/30/19	100	98,873
2.00%, 01/15/19	100	100,041
2.30%, 01/15/19 (Call 12/15/18)	50	50,265
2.60%, 02/01/21 (Call 01/01/21)	350	351,897
Marfrig Holdings Europe BV
6.88%, 06/24/19 (Call 08/30/17)[f]	200	205,830
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)[d]	250	244,880
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.88%, 05/01/21 (Call 08/31/17)	25	25,647
Safeway Inc.
5.00%, 08/15/19	18	18,319
Shearer’s Foods LLC/Chip Finance Corp.
9.00%, 11/01/19 (Call 08/31/17)[d]	25	25,949
Simmons Foods Inc.
7.88%, 10/01/21 (Call 10/01/17)[d]	70	74,579

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
SUPERVALU Inc.
6.75%, 06/01/21 (Call 08/31/17)[e]	$50	$50,008
Sysco Corp.
1.90%, 04/01/19	135	135,293
2.60%, 10/01/20 (Call 09/01/20)	300	304,626
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	250	253,460
Wells Enterprises Inc.
6.75%, 02/01/20 (Call 08/31/17)[d]	6	6,206
Wm Wrigley Jr Co.
3.38%, 10/21/20 (Call 09/21/20)[d]	100	103,423
Woolworths Ltd.
4.00%, 09/22/20[d]	150	155,871

		3,903,482
FOREST PRODUCTS & PAPER — 0.04%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	250	262,850
Georgia-Pacific LLC
2.54%, 11/15/19 (Call 10/15/19)[d]	168	169,742
PH Glatfelter Co.
5.38%, 10/15/20 (Call 08/31/17)	12	12,238
Tembec Industries Inc.
9.00%, 12/15/19 (Call 08/31/17)[d]	25	25,835

		470,665
GAS — 0.06%
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	50	50,490
2.80%, 11/15/20 (Call 10/15/20)	70	71,063
Korea Gas Corp.
1.88%, 07/18/21[f]	200	194,500
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	25	24,822
6.88%, 10/15/21 (Call 08/31/17)	50	49,638
Sempra Energy
1.63%, 10/07/19	65	64,668
2.40%, 03/15/20 (Call 02/15/20)	100	100,889
9.80%, 02/15/19	75	83,865

		639,935
HAND & MACHINE TOOLS — 0.02%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 08/31/17)[d]	25	23,525
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	150	151,160

		174,685
HEALTH CARE — PRODUCTS — 0.60%
Abbott Laboratories
2.00%, 09/15/18	150	150,471
2.00%, 03/15/20	165	165,091
2.35%, 11/22/19	200	202,076
2.80%, 09/15/20 (Call 08/15/20)	50	50,946
2.90%, 11/30/21 (Call 10/30/21)	775	788,648
5.13%, 04/01/19	125	131,709
Alere Inc.
6.50%, 06/15/20 (Call 08/31/17)	50	50,809

Security	Principal (000s)	Value
7.25%, 07/01/18 (Call 08/31/17)	$50	$50,225
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	125	122,364
Becton Dickinson and Co.
2.40%, 06/05/20	100	100,619
2.68%, 12/15/19	50	50,743
2.89%, 06/06/22 (Call 05/06/22)	100	100,657
3.13%, 11/08/21	450	460,287
Boston Scientific Corp.
2.65%, 10/01/18	50	50,451
2.85%, 05/15/20	150	152,686
6.00%, 01/15/20	325	354,552
Danaher Corp.
1.65%, 09/15/18	385	385,458
DJO Finance LLC/DJO Finance Corp.
10.75%, 04/15/20 (Call 08/16/17)	50	43,000
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[d]	100	94,188
Edwards Lifesciences Corp.
2.88%, 10/15/18	50	50,509
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[d]	100	105,681
Immucor Inc.
11.13%, 02/15/22 (Call 08/15/18)[d]	50	52,449
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[d]	25	26,526
12.50%, 11/01/21 (Call 05/01/19)[d]	100	112,489
Life Technologies Corp.
6.00%, 03/01/20	50	54,495
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 08/31/17)[d]	100	99,319
Medtronic Global Holdings SCA
1.70%, 03/28/19	210	210,288
Medtronic Inc.
2.50%, 03/15/20	500	508,550
3.15%, 03/15/22	450	468,900
4.45%, 03/15/20	50	53,250
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 08/31/17)[d]	125	122,650
Stryker Corp.
2.00%, 03/08/19	150	150,442
2.63%, 03/15/21 (Call 02/15/21)	50	50,995
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	350	352,905
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/31/17)	100	101,844
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	250	253,132

		6,279,404
HEALTH CARE — SERVICES — 0.72%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	50	50,329
4.13%, 06/01/21 (Call 03/01/21)	150	158,857
Anthem Inc.
2.25%, 08/15/19	175	176,347
3.13%, 05/15/22	250	257,047
4.35%, 08/15/20	100	106,352
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	100	105,289
5.63%, 02/15/21 (Call 02/15/18)	145	151,084

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 08/31/17)[e]	$150	$150,960
6.88%, 02/01/22 (Call 02/01/18)[e]	325	278,817
7.13%, 07/15/20 (Call 08/31/17)[e]	100	96,945
8.00%, 11/15/19 (Call 08/31/17)[e]	250	250,642
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	250	265,607
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[d]	275	287,642
5.63%, 07/31/19[d]	45	47,966
5.88%, 01/31/22[d]	100	112,878
6.50%, 09/15/18[d]	50	52,493
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[d]	100	110,462
HCA Healthcare Inc.
6.25%, 02/15/21	125	135,584
HCA Inc.
3.75%, 03/15/19	200	204,494
4.25%, 10/15/19	50	51,828
5.88%, 03/15/22	150	165,810
6.50%, 02/15/20	301	328,993
7.50%, 02/15/22	225	259,832
Humana Inc.
6.30%, 08/01/18	75	78,269
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 08/31/17)	100	100,261
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 08/31/17)	75	69,743
8.00%, 01/15/20	100	101,300
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	101,007
3.20%, 02/01/22	100	102,574
LifePoint Health Inc.
5.50%, 12/01/21 (Call 08/31/17)	50	51,838
Opal Acquisition Inc.
10.00%, 10/01/24 (Call 07/01/19)[d]	43	38,581
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	100,705
2.70%, 04/01/19	135	136,876
Roche Holdings Inc.
2.25%, 09/30/19 (Call 08/30/19)[d]	200	201,904
Select Medical Corp.
6.38%, 06/01/21 (Call 08/31/17)	95	98,047
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 04/15/18)[d]	50	54,486
Tenet Healthcare Corp.
4.38%, 10/01/21	150	153,097
4.50%, 04/01/21	50	51,288
5.50%, 03/01/19	200	207,134
6.00%, 10/01/20	200	214,230
6.75%, 02/01/20	29	30,440
7.50%, 01/01/22 (Call 01/01/19)[d]	125	135,443
8.00%, 08/01/20 (Call 08/31/17)[e]	75	76,127
8.13%, 04/01/22	275	295,105
UnitedHealth Group Inc.
1.63%, 03/15/19	100	99,922
1.70%, 02/15/19	100	100,123
2.13%, 03/15/21	75	74,947
2.30%, 12/15/19	100	101,107
2.70%, 07/15/20	625	639,694
2.88%, 12/15/21	100	102,606
2.88%, 03/15/22 (Call 12/15/21)	25	25,608

Security	Principal (000s)	Value
3.35%, 07/15/22	$100	$104,740
Universal Health Services Inc.
3.75%, 08/01/19[d]	25	25,549

		7,479,009
HOLDING COMPANIES — DIVERSIFIED — 0.41%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	200	205,012
Bright Galaxy International Ltd.
3.38%, 11/03/21[f]	200	198,276
CK Hutchison International 17 Ltd.
2.88%, 04/05/22[d]	250	252,385
HRG Group Inc.
7.75%, 01/15/22 (Call 08/31/17)	100	105,508
7.88%, 07/15/19 (Call 08/31/17)	50	51,157
Huarong Finance 2017 Co. Ltd.
3.75%, 04/27/22[f]	200	203,342
Huarong Finance II Co. Ltd.
2.88%, 11/22/19[f]	200	199,410
3.63%, 11/22/21[f]	200	202,450
3.75%, 11/19/20[f]	200	204,514
4.50%, 01/16/20[f]	600	621,522
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/19[d]	300	321,834
IPIC GMTN Ltd.
5.00%, 11/15/20[d]	250	270,710
MDC-GMTN BV
3.25%, 04/28/22[f]	200	204,252
Mumtalakat Sukuk Holding Co.
4.00%, 11/25/21[f]	200	198,190
Noble Group Ltd.
6.75%, 01/29/20[d]	100	36,250
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[d]	400	423,844
State Elite Global Ltd.
2.25%, 10/20/21[f]	200	196,210
Swire Pacific MTN Financing Ltd.
4.50%, 02/28/22[f]	200	215,516
Wharf Finance Ltd.
3.50%, 01/23/19[f]	200	203,516

		4,313,898
HOME BUILDERS — 0.18%
AV Homes Inc.
6.63%, 05/15/22 (Call 05/15/19)[d]	50	51,717
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	50	52,403
8.75%, 03/15/22 (Call 03/15/19)	50	55,798
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 08/31/17)[d]	50	51,459
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 08/31/17)[d]	50	52,168
CalAtlantic Group Inc.
6.25%, 12/15/21 (Call 06/15/21)	50	55,728
6.63%, 05/01/20	15	16,613
8.38%, 05/15/18	50	52,375
8.38%, 01/15/21	50	58,868
Century Communities Inc.
6.88%, 05/15/22 (Call 08/31/17)	50	52,478

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	$175	$179,102
4.00%, 02/15/20	25	25,989
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[d]	50	52,767
KB Home
4.75%, 05/15/19 (Call 02/15/19)	100	103,108
7.00%, 12/15/21 (Call 09/15/21)	75	84,217
8.00%, 03/15/20	25	28,015
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	110	113,288
4.50%, 06/15/19 (Call 04/16/19)	100	103,497
4.50%, 11/15/19 (Call 08/15/19)	50	51,912
4.75%, 04/01/21 (Call 02/01/21)[e]	45	47,527
Mattamy Group Corp.
6.50%, 11/15/20 (Call 08/31/17)[d]	50	51,037
Meritage Homes Corp.
7.15%, 04/15/20	25	27,655
New Home Co. Inc. (The)
7.25%, 04/01/22 (Call 10/01/19)[d]	75	77,755
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	75	77,865
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 08/31/17)[d]	50	51,224
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	100	111,321
8.91%, 10/15/17	50	50,704
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	108	110,982

		1,847,572
HOUSEHOLD PRODUCTS & WARES — 0.03%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	50	50,593
2.45%, 08/01/22 (Call 07/01/22)	100	100,314
Kimberly-Clark Corp.
1.40%, 02/15/19	55	54,903
2.15%, 08/15/20	85	85,538

		291,348
HOUSEWARES — 0.03%
Newell Brands Inc.
2.15%, 10/15/18	75	75,253
2.60%, 03/29/19	47	47,527
3.15%, 04/01/21 (Call 03/01/21)	80	82,379
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	106,868

		312,027
INSURANCE — 0.82%
Aflac Inc.
2.40%, 03/16/20	100	101,224
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	325	327,723
3.30%, 03/01/21 (Call 02/01/21)	700	723,352
3.38%, 08/15/20	75	77,639
4.88%, 06/01/22	100	110,561
Athene Global Funding
3.00%, 07/01/22[d]	250	249,117
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	800	802,664
2.00%, 08/15/18	250	251,435
2.90%, 10/15/20	250	258,147
3.00%, 05/15/22	25	25,904

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
2.10%, 08/14/19	$100	$100,905
2.20%, 03/15/21 (Call 02/15/21)	250	252,520
China Life Insurance Co. Ltd. VRN, (5 year CMT + 2.294%)
4.00%, 07/03/75 (Call 07/03/20)[f,h]	200	203,190
CNA Financial Corp.
5.88%, 08/15/20	150	165,975
CNO Financial Group Inc.
4.50%, 05/30/20	50	51,970
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	150	155,181
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 03/23/20)[f]	200	193,864
Genworth Holdings Inc.
7.20%, 02/15/21	50	47,546
7.63%, 09/24/21	100	95,221
7.70%, 06/15/20	25	24,582
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	100	108,456
6.00%, 01/15/19	100	105,728
Hub Holdings LLC/Hub Holdings Finance Inc.
8.13% (8.88% PIK)
8.13%, 07/15/19 (Call 08/31/17)[d,g]	50	50,124
HUB International Ltd.
7.88%, 10/01/21 (Call 08/31/17)[d]	125	130,676
Jackson National Life Global Funding
2.60%, 12/09/20[d]	200	201,714
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	200	201,440
2.75%, 01/30/22 (Call 12/30/21)	125	126,699
MassMutual Global Funding II
2.45%, 11/23/20[d]	250	252,550
MetLife Inc.
7.72%, 02/15/19	100	108,971
Metropolitan Life Global Funding I
1.75%, 12/19/18[d]	150	149,940
1.95%, 12/03/18[d]	150	150,323
1.95%, 09/15/21[d]	250	246,163
2.50%, 12/03/20[d]	150	151,416
2.65%, 04/08/22[d]	250	252,485
New York Life Global Funding
1.55%, 11/02/18[d]	194	193,967
2.15%, 06/18/19[d]	150	150,939
2.30%, 06/10/22[d]	250	249,602
Pricoa Global Funding I
1.90%, 09/21/18[d]	300	300,843
Principal Life Global Funding II
2.63%, 11/19/20[d]	100	100,970
Prudential Financial Inc.
2.30%, 08/15/18	200	201,096
4.50%, 11/16/21	360	391,525
5.38%, 06/21/20	75	81,820
Radian Group Inc.
5.25%, 06/15/20	100	105,763
Reliance Standard Life Global Funding II
2.38%, 05/04/20[d]	100	99,985
Travelers Companies Inc. (The)
3.90%, 11/01/20	100	105,651

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
WR Berkley Corp.
7.38%, 09/15/19	$100	$110,376
XLIT Ltd.
2.30%, 12/15/18	25	25,105

		8,573,047
INTERNET — 0.22%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	201,880
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	275	280,261
Baidu Inc.
3.00%, 06/30/20	200	203,126
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[d]	50	52,434
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	250	251,400
2.75%, 01/30/23 (Call 12/30/22)	250	248,918
2.88%, 08/01/21 (Call 06/01/21)	250	254,022
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 08/31/17)	42	42,363
Netflix Inc.
5.38%, 02/01/21	50	54,059
5.50%, 02/15/22	100	108,419
Symantec Corp.
4.20%, 09/15/20	245	259,183
Tencent Holdings Ltd.
3.38%, 05/02/19[f]	200	204,554
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[d]	100	110,091

		2,270,710
IRON & STEEL — 0.32%
AK Steel Corp.
8.38%, 04/01/22 (Call 08/31/17)	50	52,171
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	100	101,471
ArcelorMittal
5.13%, 06/01/20	40	42,466
5.75%, 08/05/20	75	81,282
6.00%, 03/01/21	125	136,619
6.75%, 02/25/22	150	169,105
Baffinland Iron Mines Corp.
12.00%, 02/01/22 (Call 02/01/21)[d,e]	50	48,275
Baosteel Financing 2015 Pty Ltd.
3.88%, 01/28/20[f]	200	204,708
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[d]	50	52,790
Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[d]	94	104,866
Commercial Metals Co.
7.35%, 08/15/18	25	26,323
CSN Islands XI Corp.
6.88%, 09/21/19[f]	100	79,341
CSN Resources SA
6.50%, 07/21/20[f]	100	75,715
Evraz Group SA
6.50%, 04/22/20[f]	200	211,096
Gerdau Trade Inc.
5.75%, 01/30/21[f]	500	530,635

Security	Principal (000s)	Value
Severstal OAO Via Steel Capital SA
4.45%, 03/19/18[f]	$200	$202,362
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)	75	77,296
U.S. Steel Corp.
6.88%, 04/01/21 (Call 08/31/17)	41	42,336
7.38%, 04/01/20[e]	75	81,784
7.50%, 03/15/22 (Call 08/31/17)[e]	50	51,863
8.38%, 07/01/21 (Call 07/01/18)[d]	125	138,314
Vale Overseas Ltd.
4.63%, 09/15/20	450	471,438
5.88%, 06/10/21	300	327,645

		3,309,901
LEISURE TIME — 0.04%
24 Hour Fitness Worldwide Inc.
8.00%, 06/01/22 (Call 08/31/17)[d]	75	69,860
Carnival Corp.
3.95%, 10/15/20	150	158,793
Gibson Brands Inc.
8.88%, 08/01/18 (Call 08/31/17)[d]	25	21,192
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[d]	75	77,080
4.75%, 12/15/21 (Call 12/15/18)[d]	100	103,482

		430,407
LODGING — 0.14%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 08/31/17)	50	51,383
11.00%, 10/01/21 (Call 08/31/17)	125	133,298
Choice Hotels International Inc.
5.75%, 07/01/22	18	20,043
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[d]	100	104,878
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	100	99,069
2.88%, 03/01/21 (Call 02/01/21)	80	81,330
3.00%, 03/01/19 (Call 12/01/18)	100	101,465
MGM Resorts International
5.25%, 03/31/20[e]	75	79,555
6.63%, 12/15/21	150	168,862
6.75%, 10/01/20	150	166,533
7.75%, 03/15/22	100	117,490
8.63%, 02/01/19	100	109,657
Wynn Macau Ltd.
5.25%, 10/15/21 (Call 08/28/17)[d]	200	204,726

		1,438,289
MACHINERY — 0.41%
Briggs & Stratton Corp.
6.88%, 12/15/20	14	15,392
Caterpillar Financial Services Corp.
1.35%, 05/18/19	150	149,157
1.90%, 03/22/19	250	251,023
2.00%, 03/05/20	100	100,298
2.10%, 06/09/19	100	100,688
2.10%, 01/10/20	100	100,848
2.50%, 11/13/20	250	253,292
7.05%, 10/01/18	185	196,416

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
7.15%, 02/15/19	$200	$216,686
Caterpillar Inc.
3.90%, 05/27/21	100	106,956
7.90%, 12/15/18	125	135,444
Cleaver-Brooks Inc.
8.75%, 12/15/19 (Call 08/31/17)[d]	15	15,465
CNH Industrial Capital LLC
3.38%, 07/15/19	100	101,508
3.88%, 07/16/18	100	101,308
3.88%, 10/15/21	100	102,816
4.38%, 11/06/20	50	52,272
4.38%, 04/05/22	100	104,882
4.88%, 04/01/21	50	52,996
John Deere Capital Corp.
1.25%, 10/09/19	100	99,024
1.70%, 01/15/20	50	49,950
1.95%, 12/13/18	300	301,404
1.95%, 01/08/19	100	100,554
1.95%, 03/04/19	100	100,564
1.95%, 06/22/20	100	100,369
2.05%, 03/10/20	100	100,767
2.20%, 03/13/20	205	207,142
2.30%, 09/16/19	25	25,293
2.38%, 07/14/20	90	91,361
2.65%, 01/06/22	55	56,135
2.80%, 03/04/21	100	102,402
3.15%, 10/15/21	25	25,981
5.75%, 09/10/18	25	26,152
Series 0014
2.45%, 09/11/20	100	101,470
Komatsu Mining Corp.
5.13%, 10/15/21	100	111,128
Manitowoc Co. Inc. (The)
12.75%, 08/15/21 (Call 02/15/19)[d]	50	56,575
Roper Technologies Inc.
2.05%, 10/01/18	310	310,778
2.80%, 12/15/21 (Call 11/15/21)	100	101,101
Vertiv Intermediate Holding Corp. 12.00% (13.00% PIK)
12.00%, 02/15/22 (Call 02/15/19)[d,g]	75	82,851
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)	25	26,431

		4,334,879
MANUFACTURING — 0.30%
3M Co.
1.38%, 08/07/18	160	159,941
1.63%, 06/15/19	150	150,246
2.00%, 08/07/20	100	100,842
2.00%, 06/26/22	100	99,599
Bombardier Inc.
4.75%, 04/15/19[d]	75	76,874
5.75%, 03/15/22[d]	75	76,319
7.75%, 03/15/20[d]	75	81,808
8.75%, 12/01/21[d]	150	170,126
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 08/16/17)[d]	26	26,567
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	250	252,495
4.38%, 09/16/20	150	160,967
4.63%, 01/07/21	300	326,010
4.65%, 10/17/21	425	468,133

Security	Principal (000s)	Value
5.30%, 02/11/21	$275	$304,045
5.50%, 01/08/20	100	108,816
Illinois Tool Works Inc.
1.95%, 03/01/19	25	25,128
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	50	52,620
LSB Industries Inc.
8.50%, 08/01/19 (Call 08/31/17)[l]	22	21,621
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21[d]	250	245,400
2.20%, 03/16/20[d]	250	252,257
Techniplas LLC
10.00%, 05/01/20 (Call 11/01/17)[d]	31	26,593

		3,186,407
MEDIA — 1.05%
21st Century Fox America Inc.
4.50%, 02/15/21	100	107,448
6.90%, 03/01/19	200	215,394
Altice Financing SA
6.50%, 01/15/22 (Call 08/31/17)[d]	200	208,256
Altice Luxembourg SA
7.75%, 05/15/22 (Call 08/31/17)[d]	250	265,565
Cable One Inc.
5.75%, 06/15/22 (Call 06/15/18)[d]	50	52,636
Cablevision Systems Corp.
7.75%, 04/15/18	100	103,639
8.00%, 04/15/20	50	55,946
8.63%, 09/15/17	22	22,087
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	100	100,683
3.38%, 03/01/22 (Call 12/01/21)	250	258,922
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 08/31/17)[d]	125	127,883
6.38%, 09/15/20 (Call 08/31/17)[d]	95	96,842
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	525	542,871
4.46%, 07/23/22 (Call 05/23/22)	350	374,188
Clear Channel Worldwide Holdings Inc.
Series B
7.63%, 03/15/20 (Call 08/31/17)	175	175,630
Comcast Corp.
3.13%, 07/15/22	100	103,937
5.15%, 03/01/20	75	81,381
5.70%, 07/01/19	200	215,194
Cox Communications Inc.
9.38%, 01/15/19[d]	100	110,331
CSC Holdings LLC
6.75%, 11/15/21	125	138,905
7.63%, 07/15/18	50	52,466
8.63%, 02/15/19	25	27,402
Discovery Communications LLC
5.63%, 08/15/19	100	106,663
DISH DBS Corp.
5.13%, 05/01/20	150	157,411
5.88%, 07/15/22	150	163,417
6.75%, 06/01/21	175	193,258
7.88%, 09/01/19	200	220,404
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22[f]	200	207,116

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
iHeartCommunications Inc.
6.88%, 06/15/18	$20	$11,974
9.00%, 12/15/19 (Call 08/31/17)	150	121,327
9.00%, 03/01/21 (Call 08/31/17)	175	130,606
11.25%, 03/01/21 (Call 08/31/17)	25	19,052
11.25%, 03/01/21 (Call 08/31/17)[d]	50	37,418
Lee Enterprises Inc.
9.50%, 03/15/22 (Call 03/15/18)[d]	50	51,744
MHGE Parent LLC/MHGE Parent Finance Inc.
8.50%, 08/01/19 (Call 08/31/17)[d,g]	30	30,080
Myriad International Holdings BV
6.00%, 07/18/20[f]	200	216,778
NBCUniversal Enterprise Inc.
1.97%, 04/15/19[d]	350	351,886
NBCUniversal Media LLC
4.38%, 04/01/21	360	389,052
5.15%, 04/30/20	250	272,552
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	210	212,173
SFR Group SA
6.00%, 05/15/22 (Call 08/31/17)[d]	600	627,570
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 08/16/17)	50	51,385
TEGNA Inc.
4.88%, 09/15/21 (Call 09/15/17)[d]	50	51,404
5.13%, 10/15/19 (Call 08/31/17)	75	76,486
Time Inc.
5.75%, 04/15/22 (Call 08/31/17)[d,e]	75	77,519
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	200	209,878
4.13%, 02/15/21 (Call 11/15/20)	50	52,444
5.00%, 02/01/20	250	266,605
8.25%, 04/01/19	300	330,111
8.75%, 02/14/19	50	55,001
Time Warner Inc.
2.10%, 06/01/19	310	310,890
4.00%, 01/15/22	250	264,720
4.75%, 03/29/21	100	108,065
4.88%, 03/15/20	200	214,608
Urban One Inc.
7.38%, 04/15/22 (Call 04/15/18)[d]	50	51,868
9.25%, 02/15/20 (Call 08/31/17)[d]	25	24,443
Viacom Inc.
2.75%, 12/15/19 (Call 11/15/19)	11	11,134
3.13%, 06/15/22 (Call 03/15/22)	250	250,187
3.88%, 12/15/21	100	104,174
VRN, (3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)[e,h]	75	76,957
Videotron Ltd.
5.00%, 07/15/22	100	106,964
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	213,414
Walt Disney Co. (The)
1.65%, 01/08/19	325	325,676
1.85%, 05/30/19	100	100,447
2.15%, 09/17/20	250	252,495
2.30%, 02/12/21	250	253,355
2.45%, 03/04/22	100	101,231
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 08/31/17)[d]	37	38,180

		10,937,728

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	$150	$151,946
TMK OAO Via TMK Capital SA
6.75%, 04/03/20[f]	200	209,124

		361,070
MINING — 0.53%
Aleris International Inc.
7.88%, 11/01/20 (Call 08/31/17)	50	48,283
9.50%, 04/01/21 (Call 04/01/18)[d]	100	105,937
ALROSA Finance SA
7.75%, 11/03/20[f]	200	226,074
Anglo American Capital PLC
3.63%, 05/14/20[d]	200	204,544
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	171	180,089
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[d]	100	98,584
Barrick North America Finance LLC
4.40%, 05/30/21	400	431,544
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	150	153,819
VRN, (5 year USD Swap + 4.971%)
6.25%, 10/19/75 (Call 10/19/20)[d,h]	250	273,130
Century Aluminum Co.
7.50%, 06/01/21 (Call 08/31/17)[d]	50	51,551
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21[f]	200	200,976
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[d]	250	267,962
Corp. Nacional del Cobre de Chile
3.75%, 11/04/20[d]	300	316,098
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 08/31/17)[d]	50	51,120
Ferroglobe PLC/Globe Specialty Metals Inc.
9.38%, 03/01/22 (Call 03/01/19)[d]	150	161,376
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[d]	75	77,614
9.75%, 03/01/22 (Call 03/01/18)[d]	200	227,510
Freeport-McMoRan Inc.
3.10%, 03/15/20	100	99,336
3.55%, 03/01/22 (Call 12/01/21)	200	194,888
4.00%, 11/14/21	125	124,975
6.50%, 11/15/20 (Call 08/31/17)	75	77,216
6.75%, 02/01/22 (Call 02/01/18)	50	52,620
Glencore Funding LLC
2.88%, 04/16/20[d]	100	101,168
Hecla Mining Co.
6.88%, 05/01/21 (Call 08/31/17)	50	51,744
International Wire Group Inc.
10.75%, 08/01/21 (Call 08/01/19)[d]	25	22,028
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[d]	100	114,006
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	75	79,632
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[d]	75	78,649

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[f]	$200	$212,580
Newmont Mining Corp.
5.13%, 10/01/19	100	106,044
Petra Diamonds U.S. Treasury PLC
7.25%, 05/01/22 (Call 05/01/19)[f]	200	204,696
Polyus Gold International Ltd.
4.70%, 03/28/22[f]	200	202,356
Real Alloy Holding Inc.
10.00%, 01/15/19 (Call 01/15/18)[d]	27	26,371
Taseko Mines Ltd.
8.75%, 06/15/22 (Call 06/15/19)[d]	17	16,918
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	125	131,447
Vedanta Resources PLC
6.00%, 01/31/19[f]	200	210,414
8.25%, 06/07/21[f]	300	335,055

		5,518,354
OFFICE & BUSINESS EQUIPMENT — 0.11%
Pitney Bowes Inc.
3.38%, 10/01/21 (Call 09/01/21)	275	275,591
3.88%, 05/15/22 (Call 04/15/22)	100	101,532
Xerox Corp.
2.75%, 09/01/20	83	83,263
4.07%, 03/17/22[d]	708	728,723

		1,189,109
OIL & GAS — 2.68%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	225	240,059
8.70%, 03/15/19	60	66,086
Antero Resources Corp.
5.38%, 11/01/21 (Call 08/31/17)	150	154,317
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[d]	125	128,120
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 08/31/17)[e]	25	24,677
Baytex Energy Corp.
5.13%, 06/01/21 (Call 08/31/17)[d]	50	45,012
BG Energy Capital PLC
4.00%, 10/15/21[d]	200	212,422
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	155	154,440
2.24%, 05/10/19	250	252,197
2.32%, 02/13/20	530	536,424
3.25%, 05/06/22	375	388,095
3.56%, 11/01/21	245	257,713
4.50%, 10/01/20	120	129,194
4.75%, 03/10/19	200	209,576
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 08/31/17)	100	91,465
7.63%, 01/15/22 (Call 01/15/18)	25	22,863
11.50%, 01/15/21 (Call 04/15/18)[d]	100	116,439
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 08/31/17)[d]	50	51,222
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 08/31/17)	50	50,808
Cenovus Energy Inc.
5.70%, 10/15/19	150	158,716

Security	Principal (000s)	Value
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 08/31/17)[e]	$50	$46,307
5.38%, 06/15/21 (Call 08/31/17)	50	46,618
6.13%, 02/15/21[e]	100	97,661
6.63%, 08/15/20	50	50,724
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	325	326,625
1.99%, 03/03/20	100	100,476
2.10%, 05/16/21 (Call 04/15/21)	400	400,552
2.42%, 11/17/20 (Call 10/17/20)	525	532,791
4.95%, 03/03/19	200	210,328
Citgo Holding Inc.
10.75%, 02/15/20[f]	100	104,968
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21[d]	400	421,288
CNOOC Finance 2013 Ltd 2013
1.75%, 05/09/18	200	199,794
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	200	200,974
CNPC General Capital Ltd.
1.95%, 04/16/18[f]	200	199,986
Comstock Resources Inc. 10.00% (12.25% PIK)
10.00%, 03/15/20 (Call 08/31/17)[g]	60	60,555
ConocoPhillips
5.75%, 02/01/19	230	243,420
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	100	100,522
4.20%, 03/15/21 (Call 02/15/21)	300	320,202
Denbury Resources Inc.
5.50%, 05/01/22 (Call 08/31/17)	100	54,125
9.00%, 05/15/21 (Call 12/15/18)[d]	75	71,303
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	250	251,540
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	75	77,541
Dolphin Energy Ltd.
5.50%, 12/15/21[d]	200	218,720
Ecopetrol SA
7.63%, 07/23/19	300	330,597
Encana Corp.
6.50%, 05/15/19	75	80,246
Endeavor Energy Resources LP/EER Finance Inc.
7.00%, 08/15/21 (Call 08/31/17)[d]	50	51,767
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)	50	50,658
Ensco PLC
4.70%, 03/15/21	25	24,471
8.00%, 01/31/24 (Call 10/31/23)[e]	64	59,017
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	100,711
4.10%, 02/01/21	200	211,292
6.88%, 10/01/18	175	184,830
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 08/31/17)	150	126,972
EQT Corp.
8.13%, 06/01/19	50	55,093
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 08/31/17)	100	49,844
Extraction Oil & Gas Inc./Extraction Finance Corp.
7.88%, 07/15/21 (Call 07/15/18)[d]	50	52,306

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Exxon Mobil Corp.
1.71%, 03/01/19	$500	$501,280
1.82%, 03/15/19 (Call 02/15/19)	9	9,037
1.91%, 03/06/20 (Call 02/06/20)	275	276,488
2.22%, 03/01/21 (Call 02/01/21)	150	151,435
2.40%, 03/06/22 (Call 01/06/22)	100	100,929
Gazprom OAO Via Gaz Capital SA
3.85%, 02/06/20[f]	200	203,130
6.00%, 01/23/21[f]	200	215,824
9.25%, 04/23/19[f]	300	331,113
Great Western Petroleum LLC/Great Western Finance Corp.
9.00%, 09/30/21 (Call 03/31/19)[d]	50	50,196
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 08/31/17)	50	37,530
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[f]	100	105,953
KazMunayGas National Co. JSC
3.88%, 04/19/22[f]	200	198,988
6.38%, 04/09/21[f]	200	218,566
7.00%, 05/05/20[f]	100	109,324
Korea National Oil Corp.
2.00%, 10/24/21[d]	200	194,802
2.75%, 01/23/19[f]	200	201,490
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 08/31/17)	75	76,421
7.38%, 05/01/22 (Call 08/31/17)[e]	50	51,814
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.63%, 12/01/21 (Call 08/31/17)	25	15,938
8.00%, 12/01/20 (Call 08/31/17)	15	10,124
Lukoil International Finance BV
3.42%, 04/24/18[f]	200	201,290
7.25%, 11/05/19[f]	100	109,751
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	100	103,575
Nabors Industries Inc.
4.63%, 09/15/21	350	338,317
Newfield Exploration Co.
5.75%, 01/30/22	100	105,788
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	529,305
8.25%, 03/01/19	100	109,292
Noble Holding International Ltd.
4.63%, 03/01/21	50	42,174
5.75%, 03/16/18	40	40,220
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 08/31/17)	25	16,381
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 08/31/17)	50	49,826
6.88%, 03/15/22 (Call 09/15/17)[e]	100	98,952
Occidental Petroleum Corp.
3.13%, 02/15/22 (Call 11/15/21)	150	154,932
Series 1
4.10%, 02/01/21 (Call 11/01/20)	200	213,194
Parker Drilling Co.
7.50%, 08/01/20 (Call 08/31/17)	15	12,877
Petrobras Global Finance BV
4.88%, 03/17/20	195	200,251
5.38%, 01/27/21	502	515,830
5.75%, 01/20/20	275	287,840
6.13%, 01/17/22	400	420,796
8.38%, 05/23/21	500	563,355
Petroleos de Venezuela SA
8.50%, 10/27/20[f]	200	132,000

Security	Principal (000s)	Value
9.00%, 11/17/21[f]	$250	$98,437
12.75%, 02/17/22[f]	400	184,000
Petroleos Mexicanos
3.50%, 07/23/20	400	409,108
4.88%, 01/24/22	500	522,395
5.50%, 02/04/19	100	104,704
5.50%, 01/21/21	600	643,290
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[d]	170	182,463
Petronas Capital Ltd.
5.25%, 08/12/19[d]	100	106,129
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[f]	600	607,458
Pioneer Natural Resources Co.
7.50%, 01/15/20	50	56,146
Precision Drilling Corp.
6.50%, 12/15/21 (Call 08/31/17)	55	55,251
6.63%, 11/15/20 (Call 08/31/17)	30	29,617
PTT Exploration & Production PCL VRN, (5 year CMT + 3.177%)
4.88%, (Call 06/18/19)[f,h,j]	200	203,500
Puma International Financing SA
6.75%, 02/01/21 (Call 08/31/17)[d]	200	206,382
QEP Resources Inc.
6.88%, 03/01/21[e]	75	78,579
Range Resources Corp.
5.75%, 06/01/21 (Call 03/01/21)[d]	50	51,655
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.75%, 09/30/19[d]	250	270,885
Reliance Holdings USA Inc.
5.40%, 02/14/22[f]	250	274,892
Resolute Energy Corp.
8.50%, 05/01/20 (Call 08/31/17)	25	25,248
Rice Energy Inc.
6.25%, 05/01/22 (Call 08/31/17)	125	130,567
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	100	94,295
7.88%, 08/01/19	25	26,599
Sanchez Energy Corp.
7.75%, 06/15/21 (Call 08/31/17)[e]	120	108,751
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 08/31/17)[d]	50	52,197
Shell International Finance BV
1.38%, 05/10/19	225	224,190
1.63%, 11/10/18	350	350,294
1.75%, 09/12/21	400	394,760
1.88%, 05/10/21	500	496,865
2.00%, 11/15/18	400	402,400
2.25%, 11/10/20	150	151,513
4.38%, 03/25/20	125	133,080
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[f]	600	603,936
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21[f]	200	195,282
2.13%, 05/03/19[f]	200	199,712
2.75%, 05/03/21[f]	200	201,410
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22[f]	200	202,556
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	125	116,677
5.80%, 01/23/20 (Call 12/23/19)	100	103,311

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Statoil ASA
1.95%, 11/08/18	$185	$185,686
2.25%, 11/08/19	300	302,841
2.75%, 11/10/21	250	254,482
5.25%, 04/15/19	150	158,637
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/31/17)	75	76,941
6.25%, 04/15/21 (Call 04/15/18)	100	104,602
Tapstone Energy LLC/Tapstone Energy Finance Corp.
9.75%, 06/01/22 (Call 06/01/20)[d]	25	21,314
Total Capital International SA
2.10%, 06/19/19	200	201,614
2.13%, 01/10/19	225	226,620
2.75%, 06/19/21	25	25,594
2.88%, 02/17/22	175	179,221
Total Capital SA
4.13%, 01/28/21	100	106,845
4.45%, 06/24/20	50	53,553
Transocean Inc.
6.50%, 11/15/20	50	51,307
8.38%, 12/15/21	75	79,162
Tullow Oil PLC
6.25%, 04/15/22 (Call 08/31/17)[d]	200	186,000
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[d]	175	179,774
Unit Corp.
6.63%, 05/15/21 (Call 08/31/17)	100	99,219
Valero Energy Corp.
6.13%, 02/01/20	120	131,605
9.38%, 03/15/19	60	66,883
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 08/31/17)[m]	25	5,188
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	75	73,868
5.75%, 03/15/21 (Call 12/15/20)[e]	150	143,005
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	125	128,315
7.50%, 08/01/20 (Call 07/01/20)	100	107,302
YPF SA
8.50%, 03/23/21[f]	150	166,648
8.88%, 12/19/18[f]	50	53,563

		27,979,320
OIL & GAS SERVICES — 0.15%
Forum Energy Technologies Inc.
6.25%, 10/01/21 (Call 08/31/17)	50	49,381
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	140	140,143
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 08/31/17)[d]	200	185,780
9.88%, 04/01/22 (Call 04/01/20)[d]	200	201,716
McDermott International Inc.
8.00%, 05/01/21 (Call 08/31/17)[d]	75	77,082
PHI Inc.
5.25%, 03/15/19 (Call 08/31/17)	25	23,831
Schlumberger Holdings Corp.
2.35%, 12/21/18[d]	200	201,322
3.00%, 12/21/20 (Call 11/21/20)[d]	170	173,573
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[d]	100	103,649
SEACOR Holdings Inc.
7.38%, 10/01/19	21	21,227

Security	Principal (000s)	Value
SESI LLC
6.38%, 05/01/19 (Call 08/31/17)	$50	$49,947
7.13%, 12/15/21 (Call 08/31/17)	73	73,645
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[e]	50	45,972
5.13%, 09/15/20	50	48,964
7.75%, 06/15/21 (Call 05/15/21)[e]	95	97,566
9.63%, 03/01/19	50	53,865

		1,547,663
PACKAGING & CONTAINERS — 0.12%
Ball Corp.
4.38%, 12/15/20	100	104,745
5.00%, 03/15/22	100	107,569
Coveris Holdings SA
7.88%, 11/01/19 (Call 08/31/17)[d]	200	198,676
Graphic Packaging International Inc.
4.75%, 04/15/21 (Call 01/15/21)	50	52,749
Greif Inc.
7.75%, 08/01/19	33	36,126
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[d]	50	52,777
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/31/17)[d]	30	21,989
Plastipak Holdings Inc.
6.50%, 10/01/21 (Call 08/31/17)[d]	50	51,868
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 08/31/17)	350	357,584
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[d]	50	55,678
WestRock RKT Co.
4.45%, 03/01/19	250	259,142

		1,298,903
PHARMACEUTICALS — 1.09%
AbbVie Inc.
2.00%, 11/06/18	200	200,692
2.30%, 05/14/21 (Call 04/14/21)	555	555,633
2.50%, 05/14/20 (Call 04/14/20)	250	253,840
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	740	756,805
3.45%, 03/15/22 (Call 01/15/22)	255	265,129
AstraZeneca PLC
2.38%, 11/16/20	100	101,319
2.38%, 06/12/22 (Call 05/12/22)	500	500,380
Bayer U.S. Finance LLC
2.38%, 10/08/19[d]	200	202,136
BioScrip Inc.
8.88%, 02/15/21 (Call 08/31/17)	27	24,318
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	350	352,866
Eli Lilly & Co.
1.95%, 03/15/19	25	25,140
2.35%, 05/15/22	65	65,594
EMD Finance LLC
2.40%, 03/19/20 (Call 02/19/20)[d]	100	100,739
Endo Finance LLC
5.75%, 01/15/22 (Call 08/31/17)[d]	125	115,886
Endo Finance LLC/Endo Finco Inc.
7.25%, 01/15/22 (Call 08/31/17)[d]	25	24,761

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Express Scripts Holding Co.
2.25%, 06/15/19	$200	$201,156
3.30%, 02/25/21 (Call 01/25/21)	25	25,777
4.75%, 11/15/21	250	273,550
Forest Laboratories LLC
4.38%, 02/01/19 (Call 11/03/18)[d]	40	41,222
5.00%, 12/15/21 (Call 09/16/21)[d]	250	274,747
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100	102,846
Johnson & Johnson
1.65%, 12/05/18	150	150,402
1.65%, 03/01/21 (Call 02/01/21)	640	636,243
Mead Johnson Nutrition Co.
3.00%, 11/15/20	30	30,885
4.90%, 11/01/19	50	53,276
Merck & Co. Inc.
1.85%, 02/10/20	100	100,287
3.88%, 01/15/21 (Call 10/15/20)	110	116,727
Mylan NV
2.50%, 06/07/19	102	102,929
3.00%, 12/15/18	100	101,399
3.15%, 06/15/21 (Call 05/15/21)	400	408,696
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[d]	115	123,907
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	405	409,402
Novartis Securities Investment Ltd.
5.13%, 02/10/19	525	551,827
Pfizer Inc.
1.45%, 06/03/19	200	199,692
1.70%, 12/15/19	200	200,404
1.95%, 06/03/21	100	100,067
2.10%, 05/15/19	300	302,883
2.20%, 12/15/21	100	100,943
Sanofi
4.00%, 03/29/21	375	399,832
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	200	199,796
2.40%, 09/23/21 (Call 08/23/21)	640	637,958
Teva Pharmaceutical Finance Co. BV
Series 2
3.65%, 11/10/21	250	259,250
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	200	207,514
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	175	174,080
2.20%, 07/21/21	205	202,189
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 08/31/17)[d]	250	242,327
5.63%, 12/01/21 (Call 08/31/17)[d]	100	90,730
6.38%, 10/15/20 (Call 08/31/17)[d]	200	194,506
6.50%, 03/15/22 (Call 03/15/19)[d]	125	131,885
6.75%, 08/15/18 (Call 08/15/17)[d]	36	36,077
6.75%, 08/15/21 (Call 08/31/17)[d]	50	47,498
7.00%, 10/01/20 (Call 08/31/17)[d]	125	123,405
7.25%, 07/15/22 (Call 08/31/17)[d]	50	47,194
7.50%, 07/15/21 (Call 08/31/17)[d]	175	170,030
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	100	103,692

		11,422,468

Security	Principal (000s)	Value
PIPELINES — 0.70%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[d]	$75	$75,409
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	25,139
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	400	409,412
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	100	99,384
4.75%, 09/30/21 (Call 06/30/21)[d]	100	102,638
5.35%, 03/15/20[d]	105	109,894
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	100	99,655
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	100	105,391
5.20%, 03/15/20	50	53,442
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	45	45,336
Energy Transfer Equity LP
7.50%, 10/15/20	125	141,014
Energy Transfer LP
4.15%, 10/01/20 (Call 08/01/20)	370	385,799
4.65%, 06/01/21 (Call 03/01/21)	175	185,808
9.70%, 03/15/19	100	111,540
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	200	201,950
2.85%, 04/15/21 (Call 03/15/21)	450	456,228
6.50%, 01/31/19	100	106,610
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 08/31/17)	50	50,831
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	450	461,101
5.00%, 10/01/21 (Call 07/01/21)	250	269,792
5.30%, 09/15/20	25	26,994
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	300	305,475
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 08/31/17)	45	46,117
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[d]	40	41,122
Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 08/31/17)	25	25,408
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	50	50,931
4.80%, 09/01/20	50	52,033
8.15%, 04/15/18	50	52,086
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	75	78,307
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	50	50,540
8.63%, 03/01/19	50	54,804
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	75,682
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	50,157
5.00%, 02/01/21 (Call 11/01/20)	100	106,981
5.75%, 01/15/20	75	80,643
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	250	269,707

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Rockies Express Pipeline LLC
5.63%, 04/15/20[d]	$125	$131,989
6.85%, 07/15/18[d]	100	104,039
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	400	436,620
6.25%, 03/15/22 (Call 12/15/21)	100	113,522
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 08/16/17)	50	49,616
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	159,589
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	250	263,662
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	100	105,116
5.88%, 10/01/20 (Call 08/31/17)	50	50,974
TransCanada PipeLines Ltd.
3.13%, 01/15/19	150	152,607
6.50%, 08/15/18	75	78,560
7.13%, 01/15/19	100	107,330
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	75,317
Williams Companies Inc. (The)
7.88%, 09/01/21	50	58,407
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	150	154,314
4.00%, 11/15/21 (Call 08/15/21)	100	104,558
5.25%, 03/15/20	300	323,235

		7,332,815
REAL ESTATE — 0.55%
Agile Group Holdings Ltd.
8.38%, 02/18/19 (Call 08/30/17)[f]	200	208,234
China Evergrande Group
6.25%, 06/28/21[f]	211	205,725
8.25%, 03/23/22 (Call 03/23/20)[f]	400	411,412
China Overseas Finance Cayman VI Ltd.
4.25%, 05/08/19[f]	200	205,992
China Resources Land Ltd.
4.38%, 02/27/19[f]	200	205,910
China SCE Property Holdings Ltd.
5.88%, 03/10/22 (Call 03/10/20)[f]	200	194,402
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[f]	200	211,564
7.88%, 05/27/19 (Call 08/25/17)[f]	200	208,206
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[d]	40	41,951
CSCEC Finance Cayman II Ltd.
2.70%, 06/14/21[f]	200	199,814
Dar Al-Arkan Sukuk Co. Ltd.
6.88%, 04/10/22[f]	200	193,060
Double Rosy Ltd.
3.63%, 11/18/19[f]	200	202,730
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/20)[f]	200	199,220
Ezdan Sukuk Co. Ltd.
4.88%, 04/05/22[f]	400	384,472
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 10/04/19)[f]	200	199,030
Franshion Brilliant Ltd.
5.75%, 03/19/19[f]	200	209,306
VRN, (5 year USD Swap + 3.859%)
5.75%, 12/29/49 (Call 01/17/22)[f,h]	200	207,786

Security	Principal (000s)	Value
Greentown China Holdings Ltd.
5.88%, 08/11/20 (Call 08/11/18)[f]	$200	$208,280
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 08/30/17)[f]	200	208,154
Poly Real Estate Finance Ltd.
5.25%, 04/25/19[f]	200	207,620
Qatari Diar Finance QSC
5.00%, 07/21/20[d]	300	318,210
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[d]	50	51,714
5.25%, 12/01/21 (Call 12/01/17)[d]	50	52,322
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[f]	200	212,300
8.38%, 02/10/22 (Call 02/10/19)[f]	200	220,814
Shui On Development Holding Ltd.
8.70%, 05/19/18[f]	150	155,349
Sino-Ocean Land Treasure Finance II Ltd.
4.45%, 02/04/20[f]	200	205,554
Sun Hung Kai Properties Capital Market Ltd. VRN, (6 mo. LIBOR US + 1.932%)
3.38%, 02/25/24 (Call 02/25/19)[f,h]	200	202,788

		5,731,919
REAL ESTATE INVESTMENT TRUSTS — 0.59%
American Tower Corp.
2.25%, 01/15/22	350	345,681
3.30%, 02/15/21 (Call 01/15/21)	135	139,090
3.40%, 02/15/19	350	357,763
4.70%, 03/15/22	125	136,004
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	180	183,668
5.88%, 10/15/19 (Call 07/17/19)	325	349,167
CoreCivic Inc.
4.13%, 04/01/20 (Call 01/01/20)	50	51,021
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	275	271,741
4.88%, 04/15/22	75	82,081
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	50	50,667
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	150	154,584
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	53,538
Equinix Inc.
4.88%, 04/01/20 (Call 08/31/17)[e]	75	76,979
5.38%, 01/01/22 (Call 01/01/18)	100	105,041
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	325	327,938
4.63%, 12/15/21 (Call 09/15/21)	125	135,666
4.75%, 07/15/20 (Call 04/15/20)	150	159,894
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	233	235,134
3.75%, 02/01/19 (Call 11/01/18)	110	112,181
5.38%, 02/01/21 (Call 11/03/20)	24	26,221
Host Hotels & Resorts LP
5.25%, 03/15/22 (Call 12/15/21)	75	81,716
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[d]	100	103,762
6.00%, 10/01/20 (Call 10/01/17)[d]	100	103,392
iStar Inc.
4.88%, 07/01/18 (Call 08/31/17)	62	62,408

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
5.00%, 07/01/19 (Call 08/31/17)	$75	$75,881
6.00%, 04/01/22 (Call 04/01/19)	50	51,584
7.13%, 02/15/18	25	25,548
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	150	152,962
6.88%, 10/01/19	50	54,903
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 08/31/17)	50	51,860
SBA Communications Corp.
4.88%, 07/15/22 (Call 08/31/17)	25	25,973
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/06/19)[d]	100	100,168
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	75	76,053
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	250	251,760
2.50%, 07/15/21 (Call 04/15/21)	250	251,380
2.63%, 06/15/22 (Call 03/15/22)	250	252,362
4.13%, 12/01/21 (Call 09/01/21)	100	106,988
4.38%, 03/01/21 (Call 12/01/20)	175	186,826
Starwood Property Trust Inc.
5.00%, 12/15/21 (Call 09/15/21)	125	130,408
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	100	101,075
4.13%, 06/01/21 (Call 05/01/21)	85	88,446
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	250	271,660
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	200	205,802

		6,166,976
RETAIL — 0.80%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[d]	150	153,397
6.00%, 04/01/22 (Call 10/01/17)[d]	225	232,357
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	45,989
Best Buy Co. Inc.
5.00%, 08/01/18	50	51,503
Brinker International Inc.
2.60%, 05/15/18	25	25,039
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 08/31/17)[d]	100	50,500
Coach Inc.
3.00%, 07/15/22 (Call 06/15/22)	120	119,521
Costco Wholesale Corp.
1.70%, 12/15/19	350	349,937
2.30%, 05/18/22 (Call 04/18/22)	250	250,682
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	500	497,120
2.25%, 12/05/18 (Call 11/05/18)	110	110,771
2.25%, 08/12/19 (Call 07/12/19)	100	100,755
2.80%, 07/20/20 (Call 06/20/20)	425	434,409
Dollar Tree Inc.
5.25%, 03/01/20 (Call 08/31/17)	75	77,122
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 08/31/17)[d]	50	50,221
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/31/17)[e]	100	95,564
6.75%, 01/15/22 (Call 08/31/17)[e]	50	47,267

Security	Principal (000s)	Value
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.63%, 06/15/20 (Call 08/31/17)	$30	$26,380
GameStop Corp.
5.50%, 10/01/19 (Call 08/31/17)[d]	50	51,279
6.75%, 03/15/21 (Call 03/15/18)[d,e]	75	77,597
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[e]	150	162,807
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 08/31/17)	50	51,204
Guitar Center Inc.
6.50%, 04/15/19 (Call 08/31/17)[d]	125	111,599
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	100	100,840
2.00%, 04/01/21 (Call 03/01/21)	475	475,513
2.25%, 09/10/18 (Call 08/10/18)	50	50,404
2.63%, 06/01/22 (Call 05/01/22)	45	45,851
4.40%, 04/01/21 (Call 01/01/21)	50	54,031
Hot Topic Inc.
9.25%, 06/15/21 (Call 08/31/17)[d]	50	46,954
JC Penney Corp. Inc.
5.65%, 06/01/20	25	25,262
8.13%, 10/01/19	34	37,221
Jo-Ann Stores Holdings Inc. 9.75% (10.50% PIK)
9.75%, 10/15/19 (Call 08/31/17)[d,g]	50	49,237
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	75	77,297
L Brands Inc.
5.63%, 02/15/22	125	131,175
6.63%, 04/01/21	125	136,265
7.00%, 05/01/20	50	55,011
8.50%, 06/15/19	50	55,206
Lowe’s Companies Inc.
1.15%, 04/15/19	100	99,165
3.12%, 04/15/22 (Call 01/15/22)	25	25,942
4.63%, 04/15/20 (Call 10/15/19)	100	106,165
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[e]	350	350,413
McDonald’s Corp.
2.10%, 12/07/18	250	251,460
2.20%, 05/26/20 (Call 04/26/20)	50	50,429
2.63%, 01/15/22	75	75,970
2.75%, 12/09/20 (Call 11/09/20)	275	282,056
3.63%, 05/20/21	100	105,188
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 08/31/17)	75	67,936
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 08/31/17)[d,e]	125	69,375
Nordstrom Inc.
4.75%, 05/01/20	100	105,072
PF Chang’s China Bistro Inc.
10.25%, 06/30/20 (Call 08/31/17)[d]	15	15,002
QVC Inc.
3.13%, 04/01/19	100	101,263
Rite Aid Corp.
6.75%, 06/15/21 (Call 08/31/17)	100	103,583
9.25%, 03/15/20 (Call 08/31/17)	50	51,906
Ruby Tuesday Inc.
7.63%, 05/15/20 (Call 08/31/17)	25	23,964
Sears Holdings Corp.
6.63%, 10/15/18	25	23,836
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	75	75,464
2.10%, 02/04/21 (Call 01/04/21)	425	427,520

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Target Corp.
2.30%, 06/26/19	$325	$329,303
2.90%, 01/15/22	200	206,468
3.88%, 07/15/20	156	164,911
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	75	76,571
Tops Holding LLC/Tops Markets II Corp.
8.00%, 06/15/22 (Call 06/15/18)[d]	50	40,865
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[d]	50	48,700
Wal-Mart Stores Inc.
1.95%, 12/15/18	125	125,896
3.63%, 07/08/20	125	132,045
Walgreen Co.
5.25%, 01/15/19	12	12,538
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	75	76,297
3.30%, 11/18/21 (Call 09/18/21)	50	51,697
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	50	51,139
6.25%, 03/15/18	100	102,698

		8,344,124
SEMICONDUCTORS — 0.28%
Altera Corp.
2.50%, 11/15/18	200	202,456
Amkor Technology Inc.
6.63%, 06/01/21 (Call 08/31/17)	25	25,533
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	50	51,079
4.30%, 06/15/21	100	108,223
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[d]	100	100,670
3.00%, 01/15/22 (Call 12/15/21)[d]	600	609,252
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	95	94,192
2.35%, 05/11/22 (Call 04/11/22)	100	100,729
2.45%, 07/29/20	225	229,158
3.30%, 10/01/21	225	236,158
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	51,002
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	105	104,556
NXP BV/NXP Funding LLC
4.13%, 06/01/21[d]	200	209,790
4.63%, 06/15/22[d]	200	214,708
QUALCOMM Inc.
2.10%, 05/20/20	70	70,503
2.25%, 05/20/20	300	303,330
3.00%, 05/20/22	50	51,562
Texas Instruments Inc.
1.65%, 08/03/19	175	175,220

		2,938,121
SOFTWARE — 0.47%
ACI Worldwide Inc.
6.38%, 08/15/20 (Call 08/31/17)[d]	25	25,468
Blackboard Inc.
9.75%, 10/15/21 (Call 04/15/18)[d]	25	23,443

Security	Principal (000s)	Value
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 08/31/17)[d]	$170	$175,955
Boxer Parent Co. Inc. 9.00% (9.75% PIK)
9.00%, 10/15/19 (Call 08/31/17)[d,g]	100	100,351
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	70	71,801
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[d]	75	79,450
Fidelity National Information Services Inc.
2.85%, 10/15/18	130	131,539
3.63%, 10/15/20 (Call 09/15/20)	400	418,820
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	150	152,292
Infor Software Parent LLC/Infor Software Parent Inc. 7.13% (7.88% PIK)
7.13%, 05/01/21 (Call 08/31/17)[d,g]	100	103,300
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/16/17)[d]	50	51,541
6.50%, 05/15/22 (Call 05/15/18)	200	207,550
j2 Cloud Services LLC
8.00%, 08/01/20 (Call 08/01/17)	50	51,000
Microsoft Corp.
1.10%, 08/08/19	325	322,416
1.30%, 11/03/18	233	232,767
1.55%, 08/08/21 (Call 07/08/21)	350	344,389
1.63%, 12/06/18	160	160,448
1.85%, 02/12/20 (Call 01/12/20)	205	205,943
2.00%, 11/03/20 (Call 10/03/20)	250	251,735
2.40%, 02/06/22 (Call 01/06/22)	195	197,476
3.00%, 10/01/20	25	25,926
4.20%, 06/01/19	175	183,428
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/31/17)[d]	46	46,692
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	500	497,100
2.25%, 10/08/19	500	506,530
2.38%, 01/15/19	100	101,186
2.80%, 07/08/21	50	51,482
5.00%, 07/08/19	150	159,600

		4,879,628
STORAGE & WAREHOUSING — 0.02%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 08/31/17)[d]	200	193,982

		193,982
TELECOMMUNICATIONS — 1.53%
America Movil SAB de CV
5.00%, 03/30/20	200	215,616
Anixter Inc.
5.13%, 10/01/21	100	106,649
AT&T Inc.
2.30%, 03/11/19	200	201,500
2.38%, 11/27/18	125	126,003
2.45%, 06/30/20 (Call 05/30/20)	400	403,104
3.00%, 02/15/22	350	354,959
3.80%, 03/15/22	605	633,756
3.88%, 08/15/21	497	521,621
5.00%, 03/01/21	200	217,240
5.20%, 03/15/20	300	322,947
5.80%, 02/15/19	135	143,143
5.88%, 10/01/19	350	378,511

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
British Telecommunications PLC
2.35%, 02/14/19	$200	$201,376
CenturyLink Inc.
5.80%, 03/15/22	175	182,313
6.15%, 09/15/19	50	53,164
6.45%, 06/15/21	125	135,129
Series V
5.63%, 04/01/20	150	157,886
Cisco Systems Inc.
1.40%, 09/20/19	250	248,885
1.60%, 02/28/19	75	75,053
1.85%, 09/20/21 (Call 08/20/21)	200	198,656
2.20%, 02/28/21	230	232,012
2.45%, 06/15/20	250	254,880
2.90%, 03/04/21	50	51,580
4.45%, 01/15/20	300	319,929
4.95%, 02/15/19	325	341,484
Colombia Telecomunicaciones SA ESP
8.50%, 12/29/49[c,f]	100	101,635
Columbus Cable Barbados Ltd.
7.38%, 03/30/21 (Call 03/30/18)[f]	200	213,412
CommScope Inc.
5.00%, 06/15/21 (Call 08/31/17)[d]	50	51,318
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (Call 08/19/21)[d]	250	245,022
2.82%, 01/19/22 (Call 12/19/21)[d]	150	151,710
6.00%, 07/08/19	100	107,617
6.75%, 08/20/18	100	105,133
Digicel Group Ltd.
8.25%, 09/30/20 (Call 08/30/17)[f]	400	383,696
FairPoint Communications Inc.
8.75%, 08/15/19 (Call 08/02/17)[d]	25	25,547
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[e]	100	87,811
7.13%, 03/15/19	75	76,711
8.13%, 10/01/18	50	52,159
8.50%, 04/15/20	100	101,637
8.75%, 04/15/22	50	43,988
8.88%, 09/15/20 (Call 06/15/20)	25	25,507
9.25%, 07/01/21	75	71,076
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[d]	50	56,748
GTH Finance BV
6.25%, 04/26/20 (Call 01/26/20)[f]	200	211,740
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 08/31/17)[d]	25	25,695
Hughes Satellite Systems Corp.
6.50%, 06/15/19	140	150,651
7.63%, 06/15/21	75	86,165
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 08/31/17)[d]	100	102,086
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 08/31/17)	200	192,144
7.50%, 04/01/21 (Call 08/31/17)	125	118,578
Juniper Networks Inc.
3.13%, 02/26/19	80	81,358
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 08/31/17)	50	51,291
Nokia OYJ
3.38%, 06/12/22	100	101,287
5.38%, 05/15/19	35	36,919

Security	Principal (000s)	Value
Ooredoo Tamweel Ltd.
3.04%, 12/03/18[f]	$200	$201,402
Orange SA
1.63%, 11/03/19	215	213,764
2.75%, 02/06/19	175	177,396
4.13%, 09/14/21	75	80,283
5.38%, 07/08/19	50	53,251
Rogers Communications Inc.
6.80%, 08/15/18	200	210,496
Sprint Capital Corp.
6.90%, 05/01/19	234	249,261
Sprint Communications Inc.
7.00%, 03/01/20[d]	125	136,370
7.00%, 08/15/20	175	190,960
9.00%, 11/15/18[d]	375	405,660
11.50%, 11/15/21	100	127,550
Sprint Corp.
7.25%, 09/15/21	360	398,120
Sprint Spectrum Co. LLC/ Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC
3.36%, 03/20/23[d]	250	253,752
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	100	104,210
6.13%, 01/15/22 (Call 01/15/18)	175	183,405
Telecom Italia Capital SA
7.18%, 06/18/19	75	81,616
Telefonica Emisiones SAU
5.46%, 02/16/21	300	331,014
5.88%, 07/15/19	250	268,387
Verizon Communications Inc.
1.75%, 08/15/21	200	194,672
2.95%, 03/15/22	1,083	1,095,249
3.00%, 11/01/21 (Call 09/01/21)	250	254,477
3.45%, 03/15/21	50	51,894
3.50%, 11/01/21	75	77,748
3.65%, 09/14/18	75	76,670
4.50%, 09/15/20	250	267,435
ViaSat Inc.
6.88%, 06/15/20 (Call 08/31/17)	50	50,936
Vodafone Group PLC
5.45%, 06/10/19	100	106,433
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[d]	50	51,000
5.38%, 07/15/22 (Call 08/31/17)[d]	100	101,228
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 08/31/17)[d]	200	202,462
7.38%, 04/23/21 (Call 08/31/17)[d]	400	415,956
Windstream Services LLC
7.50%, 06/01/22 (Call 06/01/18)[e]	50	42,925
7.75%, 10/15/20 (Call 08/31/17)	75	72,377
7.75%, 10/01/21 (Call 08/31/17)[e]	100	89,606

		15,954,002
TEXTILES — 0.01%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	100	101,912
Springs Industries Inc.
6.25%, 06/01/21 (Call 08/31/17)	50	51,489

		153,401

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
TOYS, GAMES & HOBBIES — 0.01%
Mattel Inc.
2.35%, 05/06/19	$125	$125,354

		125,354
TRANSPORTATION — 0.42%
AP Moller — Maersk A/S
2.88%, 09/28/20[d]	100	101,995
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	25	25,898
Canadian National Railway Co.
5.55%, 03/01/19	100	105,924
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	109,037
CEVA Group PLC
7.00%, 03/01/21 (Call 08/11/17)[d]	100	95,657
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	150	156,580
Eastern Creation Investment Holdings Ltd.
3.63%, 03/20/19[f]	200	203,360
FedEx Corp.
2.30%, 02/01/20	300	302,505
8.00%, 01/15/19	425	461,890
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 08/31/17)	50	27,688
Kazakhstan Temir Zholy National Co. JSC
6.38%, 10/06/20[d]	250	268,132
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.
8.13%, 11/15/21 (Call 08/31/17)[d]	50	43,229
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 08/31/17)[d]	85	66,483
8.13%, 02/15/19 (Call 08/31/17)	25	22,766
Neovia Logistics Services LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/31/17)[d]	50	41,742
Network Rail Infrastructure Finance PLC
1.75%, 01/24/19[d]	200	200,646
Norfolk Southern Corp.
3.25%, 12/01/21 (Call 09/01/21)	100	103,403
5.90%, 06/15/19	100	107,357
Norfolk Southern Railway Co.
9.75%, 06/15/20	100	121,104
Russian Railways via RZD Capital PLC
3.45%, 10/06/20[f]	200	201,026
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	175	173,969
2.45%, 11/15/18 (Call 10/15/18)	100	100,672
2.45%, 09/03/19 (Call 08/03/19)	140	141,432
2.55%, 06/01/19 (Call 05/01/19)	75	75,852
Teekay Corp.
8.50%, 01/15/20	100	100,177
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	100	101,131
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	250	252,090
3.13%, 01/15/21	150	155,980
5.13%, 04/01/19	250	263,932
United Parcel Service of America Inc.
8.38%, 04/01/20	50	58,072

Security	Principal (000s)	Value
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[d]	$175	$182,194

		4,371,923
TRUCKING & LEASING — 0.14%
Aviation Capital Group Corp.
2.88%, 09/17/18 (Call 08/17/18)[d]	200	201,916
6.75%, 04/06/21[d]	250	284,040
CMBLEMTN 1 Ltd.
2.63%, 11/29/19[f]	200	198,978
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (Call 03/15/20)[d]	25	25,907
GATX Corp.
2.50%, 03/15/19	80	80,657
2.60%, 03/30/20 (Call 02/28/20)	50	50,550
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 06/15/19 (Call 05/15/19)[d]	100	100,986
3.38%, 02/01/22 (Call 12/01/21)[d]	250	258,577
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)[d]	250	250,915

		1,452,526

TOTAL CORPORATE BONDS & NOTES (Cost: $372,871,587)		375,751,685

FOREIGN GOVERNMENT OBLIGATIONS[n] — 7.58%

ARGENTINA — 0.16%
Argentine Republic Government International Bond
5.63%, 01/26/22	350	358,536
6.25%, 04/22/19	300	316,050
6.88%, 04/22/21	600	645,132
Provincia de Buenos Aires/Argentina
9.95%, 06/09/21[f]	150	169,869
10.88%, 01/26/21[f]	200	226,068

		1,715,655
BAHRAIN — 0.04%
Bahrain Government International Bond
5.50%, 03/31/20[d]	200	207,886
5.88%, 01/26/21[f]	200	208,542

		416,428
BELGIUM — 0.02%
Kingdom of Belgium Government International Bond
1.13%, 08/03/19[f]	250	247,590

		247,590
BRAZIL — 0.09%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[f]	200	203,540
5.50%, 07/12/20[f]	200	211,116
Brazilian Government International Bond
4.88%, 01/22/21	300	317,958
5.88%, 01/15/19	200	211,276

		943,890

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
CANADA — 0.75%
Canada Government International Bond
1.63%, 02/27/19	$960	$963,773
Export Development Canada
1.00%, 11/01/18	275	273,617
1.00%, 09/13/19	85	84,074
1.25%, 12/10/18	100	99,750
1.50%, 10/03/18	100	100,117
1.50%, 05/26/21	250	247,035
1.63%, 01/17/20	725	725,950
1.75%, 07/21/20	425	426,024
2.00%, 05/17/22	100	100,115
Province of Manitoba Canada
1.75%, 05/30/19	845	846,513
2.05%, 11/30/20	250	251,437
Province of Ontario Canada
1.63%, 01/18/19	325	325,175
1.65%, 09/27/19	350	349,461
1.88%, 05/21/20	100	100,081
2.00%, 09/27/18	350	351,813
2.00%, 01/30/19	920	925,483
2.25%, 05/18/22	525	526,323
2.40%, 02/08/22	100	101,134
2.50%, 09/10/21[e]	125	127,095
4.00%, 10/07/19	300	314,442
Province of Quebec Canada
2.38%, 01/31/22	100	101,101
3.50%, 07/29/20	500	523,980

		7,864,493
CAYMAN ISLANDS — 0.06%
Dubai DOF Sukuk Ltd.
6.45%, 05/02/22[f]	200	230,270
KSA Sukuk Ltd.
2.89%, 04/20/22[f]	400	399,676

		629,946
CHILE — 0.04%
Chile Government International Bond
3.25%, 09/14/21	400	416,592

		416,592
CHINA — 0.04%
Export-Import Bank of China (The)
2.00%, 04/26/21[f]	200	196,358
2.50%, 07/31/19[f]	200	201,726

		398,084
COLOMBIA — 0.07%
Colombia Government International Bond
7.38%, 03/18/19	300	325,581
11.75%, 02/25/20	340	420,441

		746,022

Security	Principal (000s)	Value
CROATIA — 0.04%
Croatia Government International Bond
6.63%, 07/14/20[f]	$200	$221,214
6.75%, 11/05/19[f]	200	217,838

		439,052
DOMINICAN REPUBLIC — 0.02%
Dominican Republic International Bond
7.50%, 05/06/21[f]	200	221,580

		221,580
ECUADOR — 0.04%
Ecuador Government International Bond
10.50%, 03/24/20[f]	200	212,074
10.75%, 03/28/22[f]	200	216,428

		428,502
EGYPT — 0.04%
Egypt Government International Bond
5.75%, 04/29/20[f]	200	207,484
6.13%, 01/31/22[f]	200	206,602

		414,086
FINLAND — 0.02%
Finland Government International Bond
1.75%, 09/10/19[d]	200	201,036

		201,036
FRANCE — 0.10%
Agence Francaise de Developpement
1.63%, 01/21/20[f]	500	497,010
Caisse d’Amortissement de la Dette Sociale
2.00%, 03/22/21[d]	500	501,285

		998,295
GERMANY — 0.21%
FMS Wertmanagement AoeR
1.00%, 08/16/19	200	197,688
1.63%, 11/20/18	200	200,480
1.75%, 01/24/20	750	752,100
1.75%, 03/17/20	200	200,396
State of North Rhine-Westphalia
1.88%, 06/17/19[f]	500	501,805
State of North Rhine-Westphalia Germany
1.25%, 09/16/19[f]	300	297,174

		2,149,643
HUNGARY — 0.11%
Hungary Government International Bond
4.00%, 03/25/19	370	381,403
6.25%, 01/29/20	400	436,592
6.38%, 03/29/21	300	338,214

		1,156,209

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
INDIA — 0.02%
Export-Import Bank of India
2.75%, 04/01/20[f]	200	200,596

		200,596
INDONESIA — 0.18%
Indonesia Government International Bond
4.88%, 05/05/21[f]	200	215,030
5.88%, 03/13/20[f]	250	273,145
11.63%, 03/04/19[f]	470	541,022
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/22[f]	600	609,270
6.13%, 03/15/19[f]	200	213,146

		1,851,613
ISRAEL — 0.01%
Israel Government International Bond
5.13%, 03/26/19	100	105,635

		105,635
JAPAN — 0.20%
Development Bank of Japan Inc.
1.63%, 09/01/21[d]	250	243,430
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	500	485,020
1.75%, 11/13/18	200	200,074
1.88%, 04/20/21	300	296,310
2.38%, 07/21/22	500	501,065
Japan Finance Organization for Municipalities
2.13%, 03/06/19[d]	200	200,098
2.50%, 09/12/18[d]	200	201,266

		2,127,263
JERSEY — 0.09%
IDB Trust Services Ltd.
1.78%, 03/10/21[f]	500	492,345
Series 019
2.11%, 09/25/19[f]	450	451,075

		943,420
KUWAIT — 0.04%
Kuwait International Government Bond
2.75%, 03/20/22[f]	400	403,104

		403,104
LEBANON — 0.08%
Lebanon Government International Bond
5.45%, 11/28/19[f]	89	88,844
5.50%, 04/23/19	100	100,300
5.80%, 04/14/20[f]	300	299,835
6.25%, 05/27/22	200	201,266

Security	Principal (000s)	Value
8.25%, 04/12/21[f]	100	107,172

		797,417
LITHUANIA — 0.06%
Lithuania Government International Bond
6.13%, 03/09/21[f]	500	563,190
7.38%, 02/11/20[f]	100	112,744

		675,934
MEXICO — 0.12%
Mexico Government International Bond
3.50%, 01/21/21[e]	350	367,636
3.63%, 03/15/22	400	418,416
5.13%, 01/15/20	400	433,860

		1,219,912
NIGERIA — 0.02%
Nigeria Government International Bond
6.75%, 01/28/21[f]	200	213,898

		213,898
NORWAY — 0.09%
Kommunalbanken AS
1.63%, 01/15/20[d]	250	249,725
1.63%, 02/10/21[d]	500	495,660
2.13%, 03/15/19[d]	200	201,868

		947,253
OMAN — 0.02%
Oman Government International Bond
3.88%, 03/08/22[f]	200	201,026

		201,026
PAKISTAN — 0.05%
Pakistan Government International Bond
6.75%, 12/03/19[f]	490	513,353

		513,353
PANAMA — 0.03%
Panama Government International Bond
5.20%, 01/30/20	300	324,924

		324,924
PERU — 0.05%
Peruvian Government International Bond
7.13%, 03/30/19	475	518,952

		518,952
PHILIPPINES — 0.08%
Philippine Government International Bond
4.00%, 01/15/21	450	479,295
8.38%, 06/17/19	325	364,403

		843,698

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
POLAND — 0.10%
Republic of Poland Government International Bond
5.00%, 03/23/22	$80	$88,608
5.13%, 04/21/21	200	219,862
6.38%, 07/15/19	635	691,369

		999,839
QATAR — 0.12%
Qatar Government International Bond
2.38%, 06/02/21[f]	600	592,398
4.50%, 01/20/22[d]	200	213,136
5.25%, 01/20/20[d]	200	213,024
SoQ Sukuk A QSC
2.10%, 01/18/18[f]	200	200,058

		1,218,616
ROMANIA — 0.03%
Romanian Government International Bond
6.75%, 02/07/22[f]	300	348,408

		348,408
RUSSIA — 0.13%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[f]	200	203,502
4.50%, 04/04/22[f]	200	212,366
5.00%, 04/29/20[f]	300	317,877
11.00%, 07/24/18[f]	600	651,894

		1,385,639
SAUDI ARABIA — 0.08%
Saudi Government International Bond
2.38%, 10/26/21[f]	800	787,936

		787,936
SERBIA — 0.04%
Serbia International Bond
4.88%, 02/25/20[f]	200	209,784
5.88%, 12/03/18[f]	200	209,466

		419,250
SLOVENIA — 0.02%
Slovenia Government International Bond
4.13%, 02/18/19[d]	200	206,738

		206,738
SOUTH AFRICA — 0.05%
Republic of South Africa Government International Bond
5.50%, 03/09/20	200	213,434
5.88%, 05/30/22	200	219,752

Security	Principal (000s)	Value
6.88%, 05/27/19	$100	$107,876

		541,062
SOUTH KOREA — 0.18%
Export-Import Bank of Korea
1.88%, 10/21/21	200	194,226
2.25%, 01/21/20	200	200,020
2.38%, 08/12/19	200	201,002
2.75%, 01/25/22	800	804,096
2.88%, 09/17/18	200	202,116
Korea International Bond
7.13%, 04/16/19	100	108,687
Korea Resources Corp.
3.00%, 04/24/22[f]	200	201,058

		1,911,205
SRI LANKA — 0.05%
Sri Lanka Government International Bond
5.13%, 04/11/19[f]	200	205,050
5.75%, 01/18/22[f]	200	209,110
6.25%, 10/04/20[f]	100	106,487

		520,647
SUPRANATIONAL — 3.22%
African Development Bank
1.00%, 05/15/19	350	346,899
1.13%, 03/04/19	485	482,342
1.13%, 09/20/19	300	297,309
1.63%, 10/02/18	230	230,522
1.88%, 03/16/20	150	150,962
African Export-Import Bank
4.00%, 05/24/21[f]	250	253,302
Asian Development Bank
1.00%, 08/16/19	350	346,384
1.38%, 01/15/19	350	349,688
1.38%, 03/23/20[e]	250	248,508
1.50%, 09/28/18	425	425,476
1.50%, 01/22/20	210	209,603
1.63%, 05/05/20	600	599,766
1.63%, 08/26/20	400	398,936
1.75%, 01/10/20	800	803,136
1.75%, 06/08/21	500	498,470
1.88%, 04/12/19	485	488,182
1.88%, 02/18/22	250	249,298
Corp. Andina de Fomento
2.13%, 09/27/21	310	307,911
4.38%, 06/15/22	750	813,502
Council of Europe Development Bank
1.00%, 02/04/19	100	99,227
1.63%, 03/10/20	50	49,933
1.75%, 11/14/19	375	376,294
1.88%, 01/27/20	350	352,191
European Bank for Reconstruction & Development
1.00%, 09/17/18	100	99,534
1.13%, 08/24/20	100	98,228
1.63%, 11/15/18	845	846,943
1.63%, 05/05/20	100	99,895
1.75%, 06/14/19	650	652,496
1.75%, 11/26/19	350	351,172

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
European Investment Bank
1.13%, 08/15/18	$350	$349,002
1.13%, 08/15/19	350	347,189
1.25%, 05/15/19	635	632,244
1.25%, 12/16/19	500	496,005
1.38%, 06/15/20	755	748,650
1.38%, 09/15/21	300	293,562
1.63%, 03/16/20	600	599,742
1.63%, 08/14/20	25	24,942
1.63%, 12/15/20	1,600	1,592,464
1.75%, 06/17/19	350	351,592
1.75%, 05/15/20	575	576,248
1.88%, 03/15/19	875	880,521
2.00%, 03/15/21	800	804,904
2.13%, 10/15/21	500	503,960
2.25%, 03/15/22	750	758,655
2.38%, 06/15/22	25	25,418
2.88%, 09/15/20	50	51,721
Inter-American Development Bank
1.00%, 05/13/19	250	248,038
1.13%, 08/28/18	125	124,670
1.25%, 09/14/21[e]	250	243,978
1.50%, 09/25/18	375	375,360
1.63%, 05/12/20	635	634,835
1.75%, 08/24/18	100	100,405
1.75%, 10/15/19	175	175,802
1.88%, 06/16/20	500	503,130
1.88%, 03/15/21	500	501,660
2.13%, 11/09/20	250	253,092
2.13%, 01/18/22	500	504,660
3.88%, 02/14/20	500	527,955
4.25%, 09/10/18	75	77,342
International Bank for Reconstruction & Development
0.88%, 08/15/19	25	24,687
1.00%, 10/05/18	630	627,215
1.13%, 11/27/19	475	470,316
1.25%, 07/26/19[e]	850	845,903
1.38%, 03/30/20	1,250	1,242,850
1.38%, 05/24/21	500	492,485
1.38%, 09/20/21	600	588,336
1.88%, 03/15/19	1,125	1,132,841
1.88%, 10/07/19	450	453,258
1.88%, 04/21/20[e]	450	453,186
2.00%, 01/26/22	250	250,843
2.13%, 11/01/20	250	253,195
2.25%, 06/24/21	250	254,125
International Finance Corp.
1.13%, 07/20/21	250	243,043
1.25%, 11/27/18	200	199,572
1.63%, 07/16/20	200	199,834
1.75%, 09/04/18	380	381,520
1.75%, 09/16/19	650	653,126
1.75%, 03/30/20	175	175,613
Nordic Investment Bank
1.13%, 02/25/19	203	202,036
1.50%, 09/29/20	200	198,646
1.88%, 06/14/19	500	503,405

		33,679,890

Security	Principal (000s)	Value
SWEDEN — 0.20%
Kommuninvest I Sverige AB
1.13%, 10/09/18[d]	$500	$498,015
Svensk Exportkredit AB
1.75%, 05/18/20	200	200,148
1.75%, 08/28/20	600	598,992
1.88%, 06/17/19	250	251,300
Sweden Government International Bond
1.13%, 03/15/19[d]	500	497,265

		2,045,720
TURKEY — 0.18%
Export Credit Bank of Turkey
5.38%, 02/08/21[f]	200	207,584
Hazine Mustesarligi Varlik Kiralama AS
2.80%, 03/26/18[f]	400	400,928
Turkey Government International Bond
5.63%, 03/30/21	200	213,494
7.00%, 03/11/19	300	320,247
7.00%, 06/05/20	200	219,794
7.50%, 11/07/19	500	548,820

		1,910,867
UKRAINE — 0.06%
Ukraine Government International Bond
7.75%, 09/01/19[f]	100	103,874
7.75%, 09/01/20[f]	350	363,143
7.75%, 09/01/21[f]	200	206,518

		673,535
UNITED ARAB EMIRATES — 0.08%
Abu Dhabi Government International Bond
2.13%, 05/03/21[f]	600	597,048
6.75%, 04/08/19[d]	200	216,462

		813,510
VENEZUELA — 0.03%
Venezuela Government International Bond
6.00%, 12/09/20[f]	200	79,852
7.00%, 12/01/18[f]	100	51,501
7.75%, 10/13/19[f]	225	98,037
13.63%, 08/15/18	50	29,917

		259,307
VIETNAM — 0.02%
Vietnam Government International Bond
6.75%, 01/29/20[f]	200	218,010

		218,010

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $79,090,705)		79,215,280

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 54.50%

MORTGAGE-BACKED SECURITIES — 7.63%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	$1,298	$1,312,285
2.50%, 12/01/31	1,073	1,082,417
2.50%, 02/01/32	1,172	1,182,730
2.50%, 08/01/32[o]	10,949	11,037,961
3.00%, 05/01/29	547	564,295
3.00%, 05/01/30	1,181	1,216,424
3.00%, 06/01/30	97	99,364
3.00%, 07/01/30	680	701,402
3.00%, 12/01/30	1,180	1,215,763
3.00%, 05/01/31	489	503,651
3.00%, 06/01/31	323	332,378
3.00%, 08/01/32[o]	6,987	7,190,060
3.50%, 08/01/32[o]	3,420	3,570,694
4.00%, 08/01/32[o]	775	802,246
4.50%, 08/01/32[o]	355	362,433
FRN, (12 mo. LIBOR US + 1.621%)
2.51%, 02/01/45[i]	129	131,450
Federal National Mortgage Association
2.50%, 07/01/28	1,627	1,650,348
2.50%, 03/01/30	216	218,817
2.50%, 07/01/30	271	273,719
2.50%, 08/01/30	750	758,434
2.50%, 12/01/30	121	122,292
2.50%, 01/01/31	103	104,068
2.50%, 10/01/31	631	636,745
2.50%, 02/01/32	2,120	2,139,215
2.50%, 08/01/32[o]	15,533	15,661,633
3.00%, 10/01/27	136	139,769
3.00%, 10/01/28	629	648,090
3.00%, 11/01/28	594	612,130
3.00%, 04/01/30	255	262,238
3.00%, 07/01/30	166	170,976
3.00%, 08/01/30	580	596,889
3.00%, 09/01/30	1,198	1,233,455
3.00%, 10/01/30	580	597,606
3.00%, 11/01/30	148	152,814
3.00%, 12/01/30	488	502,357
3.00%, 02/01/31	594	611,723
3.00%, 10/01/31	162	167,154
3.00%, 01/01/32	721	741,704
3.00%, 02/01/32	326	335,648
3.00%, 03/01/32	478	492,692
3.00%, 08/01/32[o]	6,923	7,120,955
3.50%, 01/01/27	38	39,528
3.50%, 12/01/29	53	55,477
3.50%, 07/01/30	619	647,340
3.50%, 10/01/30	371	387,410
3.50%, 11/01/30	45	46,645
3.50%, 03/01/31	423	441,143
3.50%, 06/01/31	510	535,284
3.50%, 01/01/32	230	241,295
3.50%, 05/01/32	433	453,873
3.50%, 08/01/32[o]	1,407	1,466,358
4.00%, 08/01/83[o]	1,695	1,755,649
4.50%, 07/31/32[o]	507	517,932
5.00%, 08/01/32[o]	178	181,810

Security	Principal (000s)	Value
FRN, (12 mo. LIBOR US + 1.576%)
2.53%, 12/01/44[i]	$116	$117,656
FRN, (12 mo. LIBOR US + 1.590%)
2.52%, 04/01/44[i]	320	327,799
Series 2014-M13, Class A2
3.02%, 08/25/24[c]	100	102,720
FHLMC Multifamily Structured Pass Through Certificates
Series K004, Class A1
3.41%, 05/25/19	29	29,445
Series K010, Class A2
4.33%, 10/25/20[c]	1,000	1,069,832
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[c]	50	53,156
Series K017, Class A2
2.87%, 12/25/21	750	772,889
Series K020, Class A2
2.37%, 05/25/22	100	100,842
Series K034, Class A2
3.53%, 07/25/23[c]	1,250	1,326,265
Series K036, Class A2
3.53%, 10/25/23[c]	500	530,656
Series K038, Class A1
2.60%, 10/25/23	79	80,701
Series K703, Class A2
2.70%, 05/25/18	488	491,052
Series K725, Class A1
2.67%, 05/25/23	697	712,057

		79,741,838
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.93%
Federal Home Loan Banks
0.88%, 10/01/18	1,700	1,690,395
0.88%, 08/05/19	800	791,320
1.00%, 12/19/17	500	499,605
1.13%, 06/21/19	225	223,841
1.13%, 07/14/21	180	175,907
1.25%, 01/16/19	2,400	2,396,064
1.38%, 03/18/19	1,000	1,000,170
1.38%, 05/28/19	1,100	1,100,033
1.38%, 02/18/21	750	742,882
1.63%, 06/14/19	975	978,403
1.88%, 03/08/19	300	302,268
1.88%, 12/11/20	180	180,823
1.88%, 11/29/21	1,300	1,305,278
4.13%, 03/13/20	1,100	1,172,721
Federal Home Loan Mortgage Corp.
0.88%, 10/12/18	1,450	1,442,126
1.00%, 12/15/17	1,000	999,420
1.13%, 08/12/21	650	634,133
1.25%, 10/02/19	675	672,111
1.38%, 05/01/20	3,000	2,987,250
1.50%, 01/17/20	1,300	1,300,208
1.75%, 05/30/19	150	151,013
2.38%, 01/13/22	300	307,029
Federal National Mortgage Association
0.88%, 05/21/18	370	368,827
1.25%, 08/17/21	450	441,103
1.38%, 02/26/21	150	148,502
1.38%, 10/07/21	175	172,204
1.50%, 06/22/20	950	949,287
1.63%, 01/21/20	1,125	1,128,746

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
1.75%, 06/20/19	$1,000	$1,006,570
1.75%, 09/12/19	4,400	4,429,260
1.88%, 09/18/18	300	301,851
1.88%, 02/19/19	300	302,361
1.88%, 04/05/22	350	350,081

		30,651,792
U.S. GOVERNMENT OBLIGATIONS — 43.94%
U.S. Treasury Note/Bond
0.75%, 12/31/17	4,500	4,492,730
0.75%, 03/31/18	225	224,367
0.75%, 10/31/18	1,000	993,499
0.75%, 07/15/19	9,200	9,093,997
0.75%, 08/15/19	4,600	4,544,094
0.88%, 10/15/18	500	497,561
0.88%, 04/15/19	1,000	992,324
0.88%, 05/15/19	4,200	4,165,875
0.88%, 06/15/19	3,000	2,974,443
0.88%, 07/31/19	4,200	4,161,636
1.00%, 12/15/17	5,200	5,198,101
1.00%, 08/15/18	2,500	2,493,190
1.00%, 09/15/18	1,200	1,196,393
1.00%, 03/15/19	7,000	6,964,369
1.00%, 06/30/19	1,500	1,490,492
1.00%, 08/31/19	1,000	992,645
1.00%, 09/30/19	4,100	4,068,349
1.00%, 11/15/19	3,000	2,973,892
1.00%, 11/30/19	1,200	1,189,288
1.13%, 01/15/19	2,200	2,194,172
1.13%, 01/31/19	800	797,877
1.13%, 05/31/19	1,000	996,409
1.13%, 12/31/19	1,200	1,192,237
1.13%, 03/31/20	3,000	2,975,479
1.13%, 06/30/21	2,500	2,446,266
1.13%, 07/31/21	4,700	4,594,259
1.13%, 08/31/21	7,000	6,835,694
1.13%, 09/30/21	1,000	975,550
1.25%, 10/31/18	520	519,759
1.25%, 11/15/18	4,700	4,697,361
1.25%, 11/30/18	2,000	1,998,849
1.25%, 12/15/18	2,800	2,798,045
1.25%, 12/31/18	1,500	1,499,012
1.25%, 01/31/19	3,600	3,596,364
1.25%, 03/31/19	3,320	3,315,702
1.25%, 04/30/19	5,000	4,992,495
1.25%, 05/31/19	3,000	2,995,199
1.25%, 06/30/19	700	698,689
1.25%, 10/31/19	600	598,360
1.25%, 01/31/20	3,000	2,987,430
1.25%, 02/29/20	3,500	3,483,671
1.25%, 03/31/21	2,000	1,971,784
1.25%, 10/31/21	8,900	8,718,339
1.38%, 07/31/18	500	500,581
1.38%, 11/30/18	2,300	2,302,245
1.38%, 12/31/18	12,910	12,922,473
1.38%, 02/28/19	4,730	4,734,093
1.38%, 01/31/20	2,300	2,297,513
1.38%, 02/29/20	3,400	3,394,422
1.38%, 03/31/20	6,300	6,288,653
1.38%, 04/30/20	6,800	6,783,812
1.38%, 08/31/20	5,100	5,076,303

Security	Principal (000s)	Value
1.38%, 09/30/20	$10,000	$9,945,752
1.38%, 01/31/21	2,800	2,776,689
1.38%, 04/30/21	3,500	3,463,410
1.50%, 08/31/18	7,180	7,197,593
1.50%, 12/31/18	7,000	7,018,912
1.50%, 01/31/19	3,800	3,810,572
1.50%, 02/28/19	2,900	2,908,043
1.50%, 03/31/19	4,500	4,513,270
1.50%, 05/31/19	6,500	6,519,275
1.50%, 10/31/19	4,000	4,010,813
1.50%, 11/30/19	5,800	5,813,803
1.50%, 05/15/20	3,500	3,502,494
1.50%, 05/31/20	4,000	4,001,839
1.50%, 06/15/20	1,500	1,500,517
1.50%, 01/31/22	1,700	1,679,084
1.63%, 03/31/19	1,500	1,507,389
1.63%, 04/30/19	2,090	2,100,507
1.63%, 06/30/19	3,200	3,216,977
1.63%, 07/31/19	8,500	8,545,444
1.63%, 08/31/19	2,000	2,010,839
1.63%, 12/31/19	5,560	5,588,646
1.63%, 06/30/20	6,000	6,021,523
1.63%, 07/31/20	5,900	5,919,569
1.63%, 11/30/20	2,100	2,102,625
1.75%, 10/31/18	1,100	1,106,289
1.75%, 09/30/19	4,500	4,536,315
1.75%, 10/31/20	3,300	3,319,156
1.75%, 12/31/20	5,200	5,225,396
1.75%, 11/30/21	3,300	3,299,131
1.75%, 02/28/22	2,400	2,395,383
1.75%, 03/31/22	8,000	7,980,083
1.75%, 04/30/22	6,700	6,679,802
1.75%, 05/15/22	6,000	5,982,818
1.75%, 05/31/22	2,000	1,993,362
1.88%, 06/30/20	11,500	11,626,597
1.88%, 11/30/21	5,000	5,025,336
1.88%, 01/31/22	3,500	3,513,389
1.88%, 03/31/22	3,000	3,009,132
1.88%, 04/30/22	5,250	5,263,307
1.88%, 05/31/22	3,800	3,809,994
2.00%, 07/31/20	1,500	1,521,487
2.00%, 09/30/20	6,000	6,082,735
2.00%, 11/30/20	3,300	3,344,379
2.00%, 05/31/21	1,800	1,821,734
2.00%, 10/31/21	4,500	4,545,988
2.00%, 11/15/21	8,700	8,794,262
2.00%, 12/31/21	6,000	6,057,142
2.13%, 08/31/20	5,000	5,088,790
2.13%, 01/31/21	1,500	1,525,794
2.13%, 06/30/21	5,000	5,082,813
2.13%, 09/30/21	3,000	3,047,544
2.13%, 12/31/21	5,000	5,075,202
2.13%, 06/30/22	6,900	6,993,474
2.25%, 11/30/17	400	401,500
2.25%, 03/31/21	2,000	2,043,138
2.25%, 07/31/21	2,000	2,042,165
2.38%, 12/31/20	4,000	4,103,557
2.63%, 08/15/20	6,190	6,392,377
2.63%, 11/15/20	1,000	1,033,358
2.75%, 02/15/19	3,500	3,576,381
3.13%, 05/15/19	130	134,102
3.13%, 05/15/21	1,000	1,053,614

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

Security	Principal or Shares (000s)	Value
3.50%, 05/15/20	$5,000	$5,277,172
3.63%, 08/15/19	5,500	5,749,117
3.63%, 02/15/20	1,800	1,898,630
3.63%, 02/15/21	4,500	4,811,041
4.00%, 08/15/18	1,200	1,233,850
7.88%, 02/15/21	2,000	2,428,001
8.00%, 11/15/21	1,000	1,258,451
8.50%, 02/15/20	800	941,817
8.75%, 05/15/20	1,700	2,038,581
8.88%, 02/15/19	2,000	2,232,950
9.13%, 05/15/18	250	265,449

		459,224,012

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $569,958,632)		569,617,642

WARRANTS — 0.00%
Affinion[a,b]	—	—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 6.36%

MONEY MARKET FUNDS — 6.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[p,q,r]	59,385	59,403,242
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[p,r]	7,080	7,079,745

		66,482,987

TOTAL SHORT-TERM INVESTMENTS (Cost: $66,475,525)		66,482,987

TOTAL INVESTMENTS IN SECURITIES — 105.47% (Cost: $1,099,671,237)[s]		1,102,337,137
Other Assets, Less Liabilities — (5.47)%		(57,125,690)

NET ASSETS — 100.00%		$1,045,211,447

CMT — Constant Maturity Treasury

FRN — Floating Rate Note

VRN — Variable Rate Note

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income earning security.
[c]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	All or a portion of this security represents a security on loan.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[h]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[i]	Floating rate security. Rate shown is the rate in effect as of period end.
[j]	Security is perpetual in nature with no stated maturity date.
[k]	Affiliated issuer. See Schedule 1.
[l]	Issuer is in default of interest payments.
[m]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[n]	Investments are denominated in U.S. dollars.
[o]	To-be-announced (TBA).
[p]	Affiliated money market fund.
[q]	All or a portion of this security represents an investment of securities lending collateral.
[r]	The rate quoted is the annualized seven-day yield of the fund at period end.
[s]	The cost of investments for federal income tax purposes was $1,099,670,506. Net unrealized appreciation was $2,666,631, of which $5,343,205 represented gross unrealized appreciation on securities and $2,676,574 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.15%, 04/29/21	$250	$—	$—	$250	$249,640	$3,863	$—
2.25%, 07/02/19	250	—	—	250	251,853	2,748	—
2.63%, 02/17/22	—	600	—	600	608,418	4,690	—
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	400	—	—	400	430,796	7,063	—
6.70%, 06/10/19	75	—	—	75	81,524	1,404	—

					$1,622,231	$19,768	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2017

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$—	$—	$15,264	$15,264
Preferred stocks	—	—	97	97
Asset-backed securities	—	6,374,039	—	6,374,039
Collateralized mortgage obligations	—	4,880,143	—	4,880,143
Corporate bonds & notes	—	375,751,685	0[a]	375,751,685
Foreign government obligations	—	79,215,280	—	79,215,280
U.S. government & agency obligations	—	569,617,642	—	569,617,642
Warrants	—	—	0[a]	0[a]
Money market funds	66,482,987	—	—	66,482,987

Total	$66,482,987	$1,035,838,789	$15,361	$1,102,337,137

[a]	Rounds to less than $1.

91

Schedule of Investments  (Unaudited)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 22.79%

AUSTRALIA — 0.72%
APT Pipelines Ltd.
2.00%, 03/22/27[a]	EUR	100	$120,349
Asciano Finance Ltd.
5.25%, 05/19/25	AUD	50	41,555
Aurizon Network Pty Ltd.
2.00%, 09/18/24[a]	EUR	100	123,041
Australia & New Zealand Banking Group Ltd.
0.38%, 11/19/19[a]	EUR	100	119,433
0.45%, 11/22/23[a]	EUR	100	117,283
BHP Billiton Finance Ltd.
VRN, (5 year EUR Swap + 4.800%)
5.63%, 10/22/79 (Call 10/22/24)[a,b]	EUR	100	138,006
Series 09
2.25%, 09/25/20[a]	EUR	100	125,773
Series 11
3.25%, 09/25/24[a]	GBP	100	145,228
Commonwealth Bank of Australia
1.38%, 01/22/19[a]	EUR	100	120,819
2.75%, 11/17/21[a]	AUD	200	158,682
3.00%, 09/04/26[a]	GBP	100	146,019
3.75%, 10/18/19	AUD	200	164,080
National Australia Bank Ltd.
0.30%, 10/31/25	CHF	150	153,921
0.35%, 09/07/22[a]	EUR	100	117,696
2.25%, 06/06/25[a]	EUR	100	131,349
4.25%, 05/20/19[a]	AUD	100	82,499
Origin Energy Finance Ltd.
2.88%, 10/11/19[a]	EUR	100	124,863
Scentre Group Trust 1/Scentre Group Trust 2
1.38%, 03/22/23 (Call 12/22/22)[a]	EUR	150	181,814
Telstra Corp. Ltd.
3.50%, 09/21/22[a]	EUR	150	203,505
4.00%, 09/16/22[a]	AUD	50	41,540
Wesfarmers Ltd.
3.66%, 11/18/20[a]	AUD	100	81,431
Westpac Banking Corp.
1.50%, 03/24/21[a]	EUR	100	124,105
3.25%, 01/22/20	AUD	100	81,168

			2,844,159
AUSTRIA — 0.31%
Autobahnen- und Schnellstrassen-Finanzierungs-AG
0.63%, 09/15/22[a]	EUR	100	120,730
4.38%, 07/08/19[a]	EUR	50	64,453
Erste Group Bank AG
3.50%, 02/08/22	EUR	100	135,887
HYPO NOE Gruppe Bank AG
0.38%, 04/04/23[a]	EUR	200	235,647
Hypo Tirol Bank AG
0.50%, 02/11/21[a]	EUR	100	119,332
Novomatic AG
1.63%, 09/20/23	EUR	25	30,269
OeBB Infrastruktur AG
1.00%, 11/18/24[a]	EUR	50	61,107

Security	Principal (000s)		Value
3.38%, 05/18/32[a]	EUR	50	$74,146
Oesterreichische Kontrollbank AG
0.75%, 03/07/22[a]	GBP	100	131,024
OMV AG
4.25%, 10/12/21[a]	EUR	50	68,707
VRN, (5 year EUR Swap + 4.942%)
5.25%, 12/29/49 (Call 12/09/21)[a,b]	EUR	50	66,171
UniCredit Bank Austria AG
4.13%, 02/24/21[a]	EUR	100	135,141

			1,242,614
BELGIUM — 0.31%
Anheuser-Busch InBev Finance Inc.
Series MPLE
2.60%, 05/15/24 (Call 03/15/24)	CAD	150	117,320
Anheuser-Busch InBev SA/NV
0.80%, 04/20/23[a]	EUR	50	60,217
0.88%, 03/17/22[a]	EUR	100	121,428
2.00%, 03/17/28[a]	EUR	50	62,340
2.25%, 05/24/29[a]	GBP	100	129,789
2.75%, 03/17/36[a]	EUR	100	127,202
Belfius Bank SA/NV
1.38%, 06/05/20[a]	EUR	100	123,002
Dexia Credit Local SA
0.00%, 01/25/23[a]	EUR	100	120,144
Eandis System Operator SCRL
1.75%, 12/04/26[a]	EUR	100	125,159
KBC Bank NV
0.45%, 01/22/22[a]	EUR	100	119,868
KBC Group NV
0.75%, 10/18/23[a]	EUR	100	117,413

			1,223,882
CANADA — 1.73%
407 International Inc.
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	153,726
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	20,458
AltaLink LP
3.72%, 12/03/46 (Call 06/03/46)	CAD	50	39,721
Bank of Montreal
0.75%, 09/21/22[a]	EUR	150	180,870
VRN, (3 mo. CDOR + 1.250%)
2.57%, 06/01/27 (Call 06/01/22)[a,b]	CAD	200	157,128
2.70%, 12/09/26	CAD	50	39,236
2.84%, 06/04/20	CAD	100	81,854
VRN, (3 mo. CDOR + 1.080%)
3.12%, 09/19/24 (Call 09/19/19)[a,b]	CAD	50	40,620
Bank of Nova Scotia (The)
0.38%, 03/10/23[a]	EUR	150	176,703
1.90%, 12/02/21	CAD	100	78,506
2.09%, 09/09/20	CAD	200	159,954
2.27%, 01/13/20	CAD	100	80,612
VRN, (3 mo. CDOR + 2.190%)
3.37%, 12/08/25 (Call 12/08/20)[a,b]	CAD	100	81,880
Bell Canada Inc.
2.70%, 02/27/24 (Call 12/27/23)	CAD	100	78,756
3.00%, 10/03/22 (Call 09/03/22)	CAD	50	40,636
3.55%, 03/02/26 (Call 12/02/25)	CAD	100	81,594
Series M-26
3.35%, 03/22/23 (Call 12/22/22)	CAD	100	82,280

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Brookfield Asset Management Inc.
4.54%, 03/31/23	CAD	150	$128,671
Canadian Imperial Bank of Commerce
0.25%, 01/28/20[a]	EUR	200	238,116
1.70%, 10/09/18	CAD	50	39,988
2.04%, 03/21/22	CAD	100	78,803
2.35%, 10/18/17	CAD	200	160,312
Canadian Natural Resources Ltd.
3.42%, 12/01/26 (Call 09/01/26)	CAD	100	77,244
CU Inc.
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	20,647
4.72%, 09/09/43 (Call 03/09/43)	CAD	100	92,390
Enbridge Gas Distribution Inc.
4.00%, 08/22/44 (Call 02/22/44)[a]	CAD	50	41,004
Enbridge Inc.
4.24%, 08/27/42	CAD	100	73,992
Enbridge Pipelines Inc.
5.33%, 04/06/40	CAD	50	46,205
Fairfax Financial Holdings Ltd.
4.50%, 03/22/23	CAD	100	82,726
Fortis Inc./Canada
2.85%, 12/12/23 (Call 10/12/23)	CAD	50	39,924
Granite REIT Holdings LP Series 3
3.87%, 11/30/23 (Call 09/30/23)	CAD	50	39,842
Great-West Lifeco Inc.
2.50%, 04/18/23[a]	EUR	100	129,565
Greater Toronto Airports Authority
1.51%, 02/16/21	CAD	100	78,826
HSBC Bank Canada
2.91%, 09/29/21	CAD	100	81,495
Hydro One Inc.
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	39,459
6.93%, 06/01/32	CAD	70	77,094
Hydro-Quebec
1.00%, 05/25/19	CAD	300	237,570
5.00%, 02/15/50	CAD	110	118,598
6.50%, 02/15/35	CAD	100	115,318
9.63%, 07/15/22	CAD	320	345,028
Inter Pipeline Ltd.
3.48%, 12/16/26 (Call 09/16/26)	CAD	100	79,267
Manufacturers life Insurance Co. (The) VRN, (3 mo. CDOR + 1.570%)
3.18%, 11/22/27 (Call 11/22/22)[a,b]	CAD	50	41,028
National Bank of Canada
0.00%, 09/29/23[a]	EUR	100	114,338
North West Redwater Partnership/NWR Financing Co. Ltd.
Series G
4.75%, 06/01/37 (Call 12/01/36)[a]	CAD	50	44,123
Series J
2.80%, 06/01/27 (Call 03/01/27)	CAD	200	153,272
Pembina Pipeline Corp.
4.81%, 03/25/44 (Call 09/25/43)[a]	CAD	25	19,575
PSP Capital Inc.
1.73%, 06/21/22[a]	CAD	300	235,046
Rogers Communications Inc.
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	24,497
Royal Bank of Canada
1.40%, 04/26/19	CAD	300	238,561
1.63%, 08/04/20[a]	EUR	150	185,776
1.92%, 07/17/20	CAD	200	159,391

Security	Principal (000s)		Value
2.33%, 12/05/23	CAD	150	$117,962
2.77%, 12/11/18	CAD	100	81,095
Saputo Inc.
2.83%, 11/21/23 (Call 09/21/23)	CAD	100	80,157
Shaw Communications Inc.
6.75%, 11/09/39	CAD	50	49,439
Sun Life Financial Inc. VRN, (3 mo. CDOR + 1.850%)
3.05%, 09/19/28 (Call 09/19/23)[b]	CAD	50	40,213
Suncor Energy Inc.
5.80%, 05/22/18	CAD	100	82,576
TD Capital Trust III VRN, (6 mo. CDOR + 4.300%)
7.24%, (Call 12/31/18)[a,b,c]	CAD	150	128,549
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	100	79,181
3.35%, 04/01/24 (Call 01/02/24)	CAD	100	81,501
3.75%, 03/10/26 (Call 12/10/25)	CAD	150	123,343
Toronto-Dominion Bank (The)
0.25%, 04/27/22[a]	EUR	100	117,931
0.63%, 07/29/19[a]	EUR	100	119,929
1.91%, 07/18/23	CAD	100	77,102
2.05%, 03/08/21	CAD	300	238,887
VRN, (3 mo. CDOR + 1.830%)
2.98%, 09/30/25 (Call 09/30/20)[b]	CAD	25	20,263
TransCanada PipeLines Ltd.
4.35%, 06/06/46 (Call 12/06/45)	CAD	50	40,766
Union Gas Ltd.
4.88%, 06/21/41 (Call 12/21/40)	CAD	50	46,597
Wells Fargo Canada Corp.
3.04%, 01/29/21	CAD	50	41,076

			6,818,792
DENMARK — 0.28%
AP Moller — Maersk A/S
1.50%, 11/24/22[a]	EUR	100	122,267
BRFkredit A/S
0.50%, 10/01/26[a]	EUR	100	113,407
Danske Bank A/S
0.13%, 02/14/22[a]	EUR	100	117,895
0.75%, 05/04/20[a]	EUR	100	120,451
4.13%, 11/26/19	EUR	50	64,909
DONG Energy A/S
4.88%, 12/16/21[a]	EUR	50	70,586
Nordea Kredit Realkreditaktieselskab Series C2
3.00%, 10/01/44	DKK	511	85,266
Nykredit Realkredit AS
0.38%, 06/16/20[a]	EUR	200	237,081
Series 01E
2.00%, 10/01/47	DKK	1,170	181,190

			1,113,052
FINLAND — 0.25%
Nordea Mortgage Bank PLC
0.25%, 11/21/23[a]	EUR	200	233,959
4.00%, 02/10/21[a]	EUR	200	269,562
OP Corporate Bank PLC
0.38%, 10/11/22[a]	EUR	100	117,650

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
OP Mortgage Bank
0.25%, 11/23/20[a]	EUR	100	$119,252
0.25%, 03/13/24	EUR	100	116,380
Sampo OYJ
1.00%, 09/18/23[a]	EUR	100	119,012

			975,815
FRANCE — 4.05%
Air Liquide Finance SA
1.88%, 06/05/24[a]	EUR	100	127,807
Airbus Group Finance BV
0.88%, 05/13/26 (Call 02/13/26)[a]	EUR	100	115,961
Apple Inc.
0.75%, 02/25/30[a]	CHF	150	157,672
APRR SA
1.25%, 01/06/27 (Call 10/06/26)[a]	EUR	100	118,559
Arkea Home Loans SFH
2.38%, 07/11/23[a]	EUR	100	131,908
Auchan Holding SA
1.75%, 04/23/21[a]	EUR	200	250,222
Autoroutes du Sud de la France SA
1.13%, 04/20/26 (Call 01/20/26)[a]	EUR	200	236,121
5.63%, 07/04/22	EUR	100	148,105
AXA Bank Europe SCF
0.13%, 03/14/22[a]	EUR	100	117,894
AXA SA
VRN, (10 year EUR Swap + 3.900%)
3.94%, (Call 11/07/24)[a,b,c]	EUR	100	130,381
VRN, (3 mo. Euribor + 3.050%)
5.25%, 04/16/40 (Call 04/16/20)[a,b]	EUR	50	66,476
VRN, (3 mo. LIBOR GBP + 2.750%)
6.69%, (Call 07/06/26)[b,c]	GBP	50	77,658
Banque Federative du Credit Mutuel SA
1.63%, 01/11/18	EUR	100	118,914
1.63%, 01/19/26[a]	EUR	100	123,973
2.38%, 03/24/26[a]	EUR	100	123,123
4.00%, 10/22/20[a]	EUR	100	132,141
BNP Paribas Home Loan SFH SA
1.38%, 06/17/20[a]	EUR	200	246,805
3.75%, 01/11/21[a]	EUR	100	133,769
BNP Paribas SA
0.75%, 11/11/22[a]	EUR	200	240,344
1.13%, 10/10/23[a]	EUR	100	119,804
2.00%, 01/28/19[a]	EUR	100	121,775
2.38%, 05/20/24[a]	EUR	50	65,588
VRN, (5 year EUR Swap + 1.830%)
2.63%, 10/14/27 (Call 10/14/22)[a,b]	EUR	100	126,372
VRN, (5 year EUR Swap + 1.650%)
2.88%, 03/20/26 (Call 03/20/21)[a,b]	EUR	100	126,608
Bouygues SA
4.00%, 02/12/18[a]	EUR	50	60,229
BPCE SA
1.13%, 12/14/22[a]	EUR	200	245,994
VRN, (5 year EUR Swap + 2.370%)
2.75%, 11/30/27 (Call 11/30/22)[a,b]	EUR	100	126,796
BPCE SFH SA
0.38%, 02/10/23[a]	EUR	200	236,649
1.00%, 06/08/29[a]	EUR	200	230,301
Caisse Centrale du Credit Immobilier de France SA
0.13%, 03/01/21[a]	EUR	100	118,630
1.13%, 04/22/19[a]	EUR	100	120,877

Security	Principal (000s)		Value
Capgemini SA
0.50%, 11/09/21 (Call 08/09/21)[a]	EUR	100	$118,615
Carrefour SA
4.00%, 04/09/20[a]	EUR	50	65,269
Cie. de Financement Foncier SA
0.23%, 09/14/26[a]	EUR	100	110,912
0.38%, 09/17/19	EUR	100	119,577
0.63%, 02/10/23[a]	EUR	100	119,963
2.25%, 10/13/21	CHF	400	458,459
4.00%, 10/24/25	EUR	100	148,302
4.38%, 04/15/21	EUR	100	137,168
Cie. de Saint-Gobain
4.50%, 09/30/19[a]	EUR	100	129,619
CNP Assurances VRN, (5 year EUR Swap + 4.100%)
4.00%, (Call 11/18/24)[a,b,c]	EUR	100	128,550
Coentreprise de Transport d’Electricite SA
0.88%, 09/29/24 (Call 06/29/24)[a]	EUR	200	236,038
Credit Agricole Home Loan SFH SA
0.13%, 08/28/20[a]	EUR	200	238,201
0.38%, 10/21/21[a]	EUR	150	179,742
0.50%, 04/03/25[a]	EUR	100	116,936
0.75%, 05/05/27[a]	EUR	100	116,086
Credit Agricole SA
2.63%, 03/17/27[a]	EUR	100	125,736
3.90%, 04/19/21[a]	EUR	50	66,657
Credit Agricole SA/London
0.88%, 01/19/22[a]	EUR	200	242,087
2.38%, 11/27/20[a]	EUR	100	127,350
Credit Mutuel-CIC Home Loan SFH SA
0.38%, 09/12/22[a]	EUR	200	238,125
1.13%, 02/06/19[a]	EUR	100	120,602
1.75%, 06/19/24[a]	EUR	100	128,108
Danone SA
0.71%, 11/03/24 (Call 08/03/24)[a]	EUR	100	117,618
1.25%, 05/30/24 (Call 02/29/24)[a]	EUR	100	122,199
Dexia Credit Local SA
0.04%, 12/11/19[a]	EUR	50	59,249
0.25%, 03/19/20[a]	EUR	50	59,528
0.25%, 06/02/22[a]	EUR	150	176,737
0.63%, 02/03/24[a]	EUR	100	118,332
2.13%, 02/12/25[a]	GBP	100	136,362
Electricite de France SA
1.88%, 10/13/36 (Call 07/13/36)[a]	EUR	100	107,045
2.75%, 03/10/23[a]	EUR	100	131,816
VRN, (7 year EUR Swap + 3.021%)
4.25%, 12/29/49 (Call 01/29/20)[a,b]	EUR	100	125,352
4.50%, 11/12/40[a]	EUR	50	76,387
5.50%, 10/17/41[a]	GBP	100	174,126
6.00%, (Call 01/29/26)[a,b,c,d]	GBP	100	140,046
Engie SA
0.88%, 03/27/24 (Call 12/27/23)[a]	EUR	100	118,969
1.50%, 03/13/35 (Call 12/13/34)[a]	EUR	100	112,691
VRN, (Update Replacements.xls: EUSA8 + 3.424%)
4.75%, 07/29/49 (Call 07/10/21)[a,b]	EUR	100	132,089
7.00%, 10/30/28	GBP	50	97,357
HBOS PLC VRN, (3 mo. Euribor + 1.365%)
4.50%, 03/18/30 (Call 03/18/25)[b]	EUR	100	138,685
Imerys SA
1.50%, 01/15/27 (Call 10/15/26)[a]	EUR	100	117,775

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Kering
2.50%, 07/15/20[a]	EUR	100	$126,659
Klepierre
1.00%, 04/17/23 (Call 01/17/23)[a]	EUR	200	241,084
La Banque Postale Home Loan SFH
0.50%, 01/18/23[a]	EUR	50	59,759
La Banque Postale SA
4.38%, 11/30/20	EUR	100	133,805
La Poste SA
1.13%, 06/04/25[a]	EUR	100	120,073
LVMH Moet Hennessy Louis Vuitton SE
0.75%, 05/26/24 (Call 02/26/24)[a]	EUR	100	118,943
Orange SA
1.50%, 09/09/27 (Call 06/09/27)[a]	EUR	100	121,553
3.88%, 01/14/21[a]	EUR	100	133,103
VRN, (5 year EUR Swap + 3.361%)
4.00%, (Call 10/01/21)[a,b,c]	EUR	200	255,822
8.13%, 11/20/28[a]	GBP	50	102,112
Pernod Ricard SA
1.88%, 09/28/23 (Call 06/28/23)[a]	EUR	100	126,490
RCI Banque SA
0.50%, 09/15/23 (Call 06/15/23)[a]	EUR	100	114,843
1.63%, 04/11/25 (Call 01/11/25)[a]	EUR	100	120,227
Regie Autonome des Transports Parisiens
0.88%, 05/25/27[a]	EUR	100	116,412
2.88%, 09/09/22	EUR	50	67,105
RTE Reseau de Transport d’Electricite SA
1.63%, 11/27/25 (Call 08/27/25)[a]	EUR	100	123,678
Sanofi
1.75%, 09/10/26 (Call 06/10/26)[a]	EUR	100	126,527
1.88%, 09/04/20 (Call 06/04/20)[a]	EUR	200	248,920
Schneider Electric SE
1.50%, 09/08/23 (Call 06/08/23)[a]	EUR	100	124,265
SNCF Mobilites Group
4.63%, 02/02/24[a]	EUR	50	74,849
SNCF Reseau
4.25%, 10/07/26[a]	EUR	100	153,375
4.50%, 01/30/24[a]	EUR	150	223,434
SNCF Reseau EPIC
1.00%, 11/09/31[a]	EUR	100	111,769
1.13%, 05/19/27[a]	EUR	200	237,510
5.25%, 12/07/28[a]	GBP	50	87,416
Societe Generale SA
1.00%, 04/01/22[a]	EUR	100	120,131
VRN, (5 year EUR Swap + 1.830%)
2.50%, 09/16/26 (Call 09/16/21)[a,b]	EUR	100	124,768
Societe Generale SCF SA
4.13%, 02/15/22[a]	EUR	100	139,658
Societe Generale SFH SA
0.25%, 01/23/24[a]	EUR	100	116,784
2.88%, 03/14/19[a]	EUR	100	124,122
Suez
1.25%, 05/19/28 (Call 02/19/28)[a]	EUR	100	116,913
Total Capital Canada Ltd.
1.13%, 03/18/22[a]	EUR	100	122,410
Total Capital International SA
0.25%, 07/12/23[a]	EUR	200	232,782
0.75%, 07/12/28[a]	EUR	100	112,342
TOTAL SA
VRN, (5 year EUR Swap + 1.861%)
2.25%, (Call 02/26/21)[a,b,c]	EUR	100	120,258
VRN, (5 year EUR Swap + 2.750%)
2.71%, 12/29/49 (Call 05/05/23)[a,b]	EUR	100	120,693

Security	Principal (000s)		Value
Unibail-Rodamco SE
1.50%, 02/22/28[a]	EUR	100	$119,661
3.88%, 11/05/20[a]	EUR	100	132,791
Valeo SA
0.63%, 01/11/23 (Call 10/11/22)[a]	EUR	100	118,913
Veolia Environnement SA
4.38%, 12/11/20[a]	EUR	100	134,687
6.13%, 11/25/33	EUR	25	47,047
Vivendi SA
1.13%, 11/24/23 (Call 08/24/23)[a]	EUR	100	120,311
Welltower Inc.
4.80%, 11/20/28 (Call 08/20/28)	GBP	100	154,366

			15,980,291
GERMANY — 3.28%
Allianz Finance II BV Co.
1.38%, 04/21/31 (Call 01/21/31)[a]	EUR	100	116,373
Allianz SE
VRN, (5 year CHF Swap (vs 6 month LIBOR) + 2.573%)
3.25%, 02/28/49 (Call 07/04/19)[b]	CHF	50	54,361
VRN, (10 mo. EURIBOR ICE Swap + 3.200%)
3.38%, 09/29/49 (Call 09/18/24)[a,b]	EUR	100	128,507
ATF Netherlands BV
1.50%, 05/03/22[a]	EUR	100	120,010
BASF SE
0.88%, 10/06/31 (Call 07/06/31)[a]	EUR	100	109,068
Series 10Y
2.00%, 12/05/22[a]	EUR	100	128,499
Bayer AG VRN, (5 year EUR Swap + 2.007%)
2.38%, 04/02/75 (Call 10/02/22)[a,b]	EUR	100	119,149
Bayerische Landesbank
0.75%, 01/20/26[a]	EUR	100	119,420
Bayerische Landesbodenkreditanstalt
0.63%, 11/23/26	EUR	100	116,103
Berlin Hyp AG
1.25%, 04/23/21	EUR	200	247,524
Bertelsmann SE & Co. KGaA
1.75%, 10/14/24 (Call 07/14/24)[a]	EUR	100	125,764
BMW Finance NV
0.13%, 04/15/20[a]	EUR	200	236,449
0.88%, 11/17/20[a]	EUR	150	181,259
1.00%, 01/21/25[a]	EUR	50	59,464
Commerzbank AG
0.00%, 02/23/23[a]	EUR	100	117,311
0.05%, 07/11/24[a]	EUR	100	114,856
1.00%, 02/05/19[a]	EUR	50	60,153
4.00%, 03/23/26[a]	EUR	25	32,388
4.00%, 03/30/27[a]	EUR	110	142,672
Continental Rubber of America Corp.
0.50%, 02/19/19	EUR	100	118,987
Daimler AG
0.63%, 03/05/20[a]	EUR	200	239,115
0.85%, 02/28/25[a]	EUR	100	115,734
2.75%, 12/04/20[a]	GBP	100	138,746
Daimler Canada Finance Inc.
1.78%, 08/19/19[a]	CAD	50	39,790
Deutsche Bahn Finance BV
0.63%, 09/26/28[a]	EUR	50	56,336

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
0.88%, 07/11/31[a]	EUR	20	$21,744
Deutsche Bahn Finance BV Co. AG
4.38%, 09/23/21[a]	EUR	200	278,183
Deutsche Bank AG
0.63%, 12/19/23	CHF	100	103,128
0.75%, 03/21/22	CHF	150	157,428
1.13%, 03/17/25[a]	EUR	100	117,651
Deutsche Genossenschafts-Hypothekenbank AG
0.00%, 12/06/24	EUR	100	114,365
Deutsche Hypothekenbank AG
0.25%, 05/17/24	EUR	100	116,719
Deutsche Pfandbriefbank AG
0.05%, 08/09/21	EUR	100	118,156
0.50%, 01/19/23[a]	EUR	100	119,511
Deutsche Post AG
0.38%, 04/01/21 (Call 01/01/21)[a]	EUR	25	29,790
Deutsche Telekom International Finance BV
0.63%, 04/03/23[a]	EUR	100	118,551
1.50%, 04/03/28[a]	EUR	75	88,600
2.00%, 10/30/19[a]	EUR	50	61,761
2.25%, 04/13/29[a]	GBP	100	129,457
DVB Bank SE
0.88%, 04/09/21[a]	EUR	100	120,010
E.ON International Finance BV
6.38%, 06/07/32	GBP	50	93,342
E.ON SE
1.63%, 05/22/29 (Call 02/22/29)[a]	EUR	100	116,379
EnBW International Finance BV
6.13%, 07/07/39	EUR	30	57,630
Evonik Finance BV
0.00%, 03/08/21 (Call 12/08/20)[a]	EUR	100	117,121
HeidelbergCement AG
1.50%, 02/07/25 (Call 11/07/24)[a]	EUR	150	180,223
HSH Nordbank AG
0.38%, 04/27/23[a]	EUR	75	87,573
innogy Finance BV
6.13%, 07/06/39[a]	GBP	50	97,204
6.25%, 06/03/30[a]	GBP	50	90,669
6.50%, 08/10/21[a]	EUR	100	147,840
KfW
0.00%, 04/28/22	EUR	300	354,744
0.00%, 09/15/23	EUR	200	233,558
0.05%, 05/30/24	EUR	50	58,149
0.13%, 06/01/20	EUR	50	59,789
0.38%, 03/09/26	EUR	100	116,460
0.63%, 07/04/22	EUR	200	243,407
0.63%, 02/22/27	EUR	120	140,916
0.88%, 03/15/22[a]	GBP	200	264,553
1.13%, 01/15/20	EUR	240	293,795
1.25%, 10/17/19	EUR	50	61,178
1.25%, 07/04/36[a]	EUR	110	126,930
1.38%, 02/01/21[a]	GBP	120	162,141
1.75%, 10/29/19	CAD	50	40,136
2.13%, 08/15/23	EUR	50	65,989
2.75%, 04/16/20[a]	AUD	600	485,563
3.38%, 01/18/21	EUR	50	66,476
3.88%, 01/21/19	EUR	50	62,784
5.00%, 03/19/24	AUD	70	62,940
6.00%, 08/20/20	AUD	50	44,268
6.00%, 12/07/28	GBP	50	96,033
Landesbank Baden-Wuerttemberg
0.05%, 11/11/21[a]	EUR	100	118,209

Security	Principal (000s)		Value
0.38%, 01/29/19[a]	EUR	300	$356,049
0.50%, 06/07/22[a]	EUR	100	118,156
Landesbank Hessen-Thueringen Girozentrale
0.00%, 11/23/20[a]	EUR	200	237,029
1.00%, 02/25/19[a]	EUR	100	120,434
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26[a]	EUR	30	34,619
0.88%, 03/07/22[a]	GBP	100	131,703
Landwirtschaftliche Rentenbank
0.38%, 01/22/24[a]	EUR	100	119,131
0.63%, 05/18/27[a]	EUR	200	233,213
1.25%, 05/20/22[a]	EUR	50	62,763
1.50%, 12/23/19[a]	GBP	50	67,458
2.60%, 03/23/27[a]	AUD	100	75,350
2.70%, 01/20/20	AUD	50	40,388
2.70%, 09/05/22[a]	AUD	70	55,926
Linde AG Series 10
2.00%, 04/18/23[a]	EUR	50	64,547
Linde Finance BV
0.25%, 01/18/22	EUR	100	118,690
Merck KGaA VRN, (5 year EUR Swap + 2.184%)
2.63%, 12/12/74 (Call 06/12/21)[a,b]	EUR	25	30,860
Muenchener Hypothekenbank eG
2.50%, 07/04/28[a]	EUR	100	136,250
Norddeutsche Landesbank Girozentrale
0.03%, 01/31/19[a]	EUR	50	59,282
NRW Bank
0.25%, 05/16/24[a]	EUR	150	175,462
0.38%, 11/17/26[a]	EUR	100	114,289
0.50%, 05/11/26[a]	EUR	50	58,228
1.25%, 10/22/18[a]	EUR	50	60,170
SAP SE
2.13%, 11/13/19[a]	EUR	100	124,159
Siemens Financieringsmaatschappij NV
1.75%, 03/12/21[a]	EUR	150	187,999
2.88%, 03/10/28[a]	EUR	50	70,064
UniCredit Bank AG
0.13%, 03/01/22	EUR	150	177,335
Volkswagen Financial Services NV
1.75%, 04/17/20[a]	GBP	25	33,385
Volkswagen International Finance NV
2.00%, 03/26/21[a]	EUR	100	124,877
VRN, (7 year EUR Swap + 2.200%)
2.50%, (Call 03/20/22)[a,b,c]	EUR	25	28,936
VRN, (10 year EUR Swap + 3.370%)
3.88%, (Call 06/14/27)[a,b,c]	EUR	100	114,843
VRN, (12 year EUR Swap + 2.967%)
4.63%, (Call 03/24/26)[a,b,c]	EUR	50	61,794
Series 10Y
1.88%, 03/30/27[a]	EUR	100	117,555
Series 4Y
0.50%, 03/30/21[a]	EUR	200	236,083
Vonovia Finance BV
1.50%, 06/10/26[a]	EUR	100	118,458
VW Credit Canada Inc.
2.80%, 08/20/18	CAD	100	80,747

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
WL BANK AG Westfaelische Landschaft Bodenkreditbank
0.75%, 02/02/26[a]	EUR	100	$119,125

			12,944,448
HONG KONG — 0.06%
CK Hutchison Finance 16 II Ltd.
0.88%, 10/03/24[a]	EUR	100	114,836
Hutchison Whampoa Finance 14 Ltd.
1.38%, 10/31/21[a]	EUR	100	122,144

			236,980
INDIA — 0.03%
Bharti Airtel International Netherlands BV
3.38%, 05/20/21[a]	EUR	100	128,004

			128,004
IRELAND — 0.12%
AIB Mortgage Bank
0.88%, 02/04/23[a]	EUR	100	121,284
Bank of Ireland
3.25%, 01/15/19[a]	EUR	100	123,564
CRH Finance Germany GmbH
1.75%, 07/16/21 (Call 04/16/21)[a]	EUR	100	124,552
Fresenius Finance Ireland PLC
0.88%, 01/31/22 (Call 10/31/21)[a]	EUR	100	118,861

			488,261
ISRAEL — 0.07%
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/23 (Call 12/31/22)[a]	EUR	100	117,638
Teva Pharmaceutical Finance Netherlands IV BV
0.50%, 07/28/22	CHF	150	156,340

			273,978
ITALY — 0.92%
Assicurazioni Generali SpA
4.13%, 05/04/26[a]	EUR	100	132,718
VRN, (3 mo. Euribor + 7.113%)
7.75%, 12/12/42 (Call 12/12/22)[a,b]	EUR	100	151,067
Autostrade per l’Italia SpA
1.13%, 11/04/21[a]	EUR	100	122,274
1.88%, 11/04/25[a]	EUR	100	123,506
Banca Monte dei Paschi di Siena SpA
2.88%, 04/16/59[a]	EUR	100	127,201
Banco Popolare SC
0.75%, 03/31/22[a]	EUR	150	177,512
Credit Agricole Assurances SA VRN, (5 year EUR Swap + 4.500%)
4.25%, (Call 01/13/25)[a,b,c]	EUR	100	127,332
Credit Agricole Cariparma SpA
0.25%, 09/30/24[a]	EUR	100	112,704
Enel Finance International NV
1.38%, 06/01/26[a]	EUR	150	178,419
5.00%, 09/14/22[a]	EUR	100	145,757
5.63%, 08/14/24[a]	GBP	100	162,291
Eni SpA
0.75%, 05/17/22[a]	EUR	150	179,761
1.75%, 01/18/24[a]	EUR	100	124,453

Security	Principal (000s)		Value
2.63%, 11/22/21[a]	EUR	100	$129,458
FCA Bank SpA/Ireland
1.25%, 09/23/20[a]	EUR	100	120,777
Intesa Sanpaolo SpA
0.63%, 01/20/22[a]	EUR	100	119,865
1.38%, 01/18/24[a]	EUR	100	120,039
1.38%, 12/18/25[a]	EUR	100	121,312
4.38%, 10/15/19[a]	EUR	100	129,249
Mediobanca SpA Series 4
1.38%, 11/10/25[a]	EUR	100	119,930
Snam SpA
0.88%, 10/25/26[a]	EUR	100	113,850
Terna Rete Elettrica Nazionale SpA
0.88%, 02/02/22[a]	EUR	100	120,681
UniCredit SpA
3.25%, 01/14/21[a]	EUR	150	195,232
5.00%, 10/31/21[a]	EUR	200	283,866
Unione di Banche Italiane SpA
1.00%, 01/27/23[a]	EUR	150	181,330

			3,620,584
JAPAN — 0.20%
American Honda Finance Corp.
1.38%, 11/10/22	EUR	100	123,170
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.88%, 03/11/22[a]	EUR	100	119,858
East Japan Railway Co.
4.50%, 01/25/36	GBP	50	85,245
Honda Canada Finance Inc. Series 16-4
1.82%, 12/07/21	CAD	50	39,056
Nomura Europe Finance NV
1.50%, 05/12/21[a]	EUR	100	122,901
Sumitomo Mitsui Financial Group Inc.
1.55%, 06/15/26[a]	EUR	100	120,376
Toyota Motor Credit Corp.
0.75%, 07/21/22[a]	EUR	150	180,481

			791,087
LIECHTENSTEIN — 0.03%
LGT Bank AG
1.88%, 02/08/23	CHF	100	113,563

			113,563
LUXEMBOURG — 0.06%
JAB Holdings BV
1.25%, 05/22/24[a]	EUR	200	239,856

			239,856
MEXICO — 0.13%
America Movil SAB de CV
3.00%, 07/12/21	EUR	100	129,474
4.75%, 06/28/22	EUR	50	70,697
5.75%, 06/28/30	GBP	50	84,703
Petroleos Mexicanos
2.75%, 04/21/27[a]	EUR	100	108,179
3.75%, 02/21/24[a]	EUR	100	123,311

			516,364

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
NETHERLANDS — 1.28%
ABN AMRO Bank NV
0.88%, 01/14/26[a]	EUR	100	$119,947
1.13%, 01/12/32[a]	EUR	200	227,144
1.88%, 07/31/19[a]	EUR	100	123,084
VRN, (5 year EUR Swap + 2.350%)
2.88%, 06/30/25 (Call 06/30/20)[a,b]	EUR	100	125,492
4.75%, 01/11/19[a]	EUR	100	126,424
Aegon Bank NV
0.25%, 05/25/55[a]	EUR	100	116,894
Aegon NV
6.13%, 12/15/31	GBP	50	91,428
Akzo Nobel NV
1.13%, 04/08/26 (Call 01/08/26)[a]	EUR	100	118,083
ASML Holding NV
1.38%, 07/07/26 (Call 04/07/26)[a]	EUR	100	119,311
Bank Nederlandse Gemeenten NV
0.38%, 01/14/22[a]	EUR	50	60,018
1.00%, 01/12/26[a]	EUR	100	121,265
1.38%, 10/21/30[a]	EUR	50	59,870
1.88%, 06/06/19[a]	EUR	50	61,484
2.25%, 07/17/23[a]	EUR	80	105,741
Citycon Treasury BV
2.38%, 09/16/22 (Call 06/16/22)[a]	EUR	100	126,529
Cooperatieve Rabobank UA
1.25%, 03/23/26[a]	EUR	100	120,364
1.38%, 02/03/27[a]	EUR	50	60,396
2.25%, 03/23/22[a]	GBP	100	138,104
3.88%, 07/25/23[a]	EUR	100	137,154
4.13%, 01/14/20	EUR	150	195,105
4.38%, 06/07/21	EUR	150	205,889
Series 2541
4.00%, 09/19/22	GBP	50	74,602
Heineken NV
2.13%, 08/04/20[a]	EUR	100	125,440
ING Bank NV
0.70%, 04/16/20[a]	EUR	100	120,506
0.75%, 02/22/21[a]	EUR	100	120,670
3.38%, 01/10/22[a]	EUR	100	135,379
4.00%, 01/17/20[a]	EUR	200	260,592
Koninklijke KPN NV
3.75%, 09/21/20[a]	EUR	150	196,578
5.63%, 09/30/24[a]	EUR	50	77,762
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV
0.13%, 06/01/23[a]	EUR	100	117,438
Nederlandse Gasunie NV
0.00%, 11/18/19 (Call 10/18/19)[a]	EUR	100	118,036
Nederlandse Waterschapsbank NV
0.50%, 01/19/23[a]	EUR	100	120,048
0.50%, 04/29/30[a]	EUR	100	107,948
1.25%, 06/07/32[a]	EUR	100	115,805
NN Group NV
1.00%, 03/18/22[a]	EUR	100	120,813
VRN, (3 mo. Euribor + 3.950%)
4.63%, 04/08/44 (Call 04/08/24)[a,b]	EUR	100	132,393
Shell International Finance BV
0.88%, 08/21/28	CHF	75	80,117
1.25%, 03/15/22[a]	EUR	100	123,500

Security	Principal (000s)		Value
TenneT Holding BV
0.75%, 06/26/25 (Call 03/26/25)[a]	EUR	100	$116,516
1.00%, 06/13/26 (Call 03/13/26)[a]	EUR	100	117,415
Unilever NV
1.00%, 02/14/27[a]	EUR	100	115,726

			5,057,010

NEW ZEALAND — 0.14%
ANZ New Zealand Int’l Ltd./London
0.13%, 09/22/23[a]	EUR	100	114,780
BNZ International Funding Ltd./London
0.13%, 06/17/21[a]	EUR	150	176,479
Westpac Securities NZ Ltd./London
0.13%, 06/16/21[a]	EUR	100	117,794
0.38%, 02/05/24	CHF	150	156,217

			565,270

NORWAY — 0.34%
DNB Bank ASA
4.38%, 02/24/21[a]	EUR	100	135,737
DNB Boligkreditt AS
0.05%, 01/11/22[a]	EUR	150	176,237
0.38%, 01/14/21[a]	EUR	100	119,581
1.88%, 06/18/19[a]	EUR	100	122,686
Eika Boligkreditt AS
1.50%, 03/12/21[a]	EUR	100	124,154
SpareBank 1 Boligkreditt AS
0.05%, 01/25/22[a]	EUR	200	234,777
1.50%, 01/20/20[a]	EUR	100	122,841
SpareBank 1 SR-Bank ASA
0.38%, 02/10/22[a]	EUR	100	117,487
Statoil ASA
1.25%, 02/17/27 (Call 11/17/26)[a]	EUR	100	118,527
5.63%, 03/11/21[a]	EUR	50	70,573

			1,342,600

PORTUGAL — 0.08%
Caixa Geral de Depositos SA
1.00%, 01/27/22[a]	EUR	100	119,023
EDP Finance BV
1.13%, 02/12/24[a]	EUR	100	116,001
4.13%, 06/29/20	EUR	50	65,753

			300,777

SPAIN — 1.24%
Abertis Infraestructuras SA
1.00%, 02/27/27[a]	EUR	100	113,064
Adif — Alta Velocidad
1.88%, 09/22/22[a]	EUR	100	125,108
Ayt Cedulas Cajas Global Series 10
4.25%, 10/25/23	EUR	100	143,983
AyT Cedulas Cajas X Fondo de Titulizacion de Activos Series X
3.75%, 06/30/25	EUR	100	142,889
Banco Bilbao Vizcaya Argentaria SA
0.63%, 05/17/21[a]	EUR	200	241,273
0.63%, 01/17/22[a]	EUR	100	118,825

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Banco de Sabadell SA
0.13%, 10/20/23[a]	EUR	100	$114,791
Banco Popular Espanol SA
2.13%, 10/08/19[a]	EUR	100	123,630
Banco Santander SA
0.75%, 06/12/23	CHF	200	209,711
1.13%, 11/27/24[a]	EUR	100	122,365
1.38%, 02/09/22[a]	EUR	100	121,501
2.00%, 11/27/34[a]	EUR	100	123,434
Bankia SA
1.00%, 03/14/23[a]	EUR	200	242,775
1.00%, 09/25/25[a]	EUR	100	118,020
CaixaBank SA
0.63%, 11/12/20[a]	EUR	200	240,434
1.25%, 01/11/27[a]	EUR	100	119,473
Cedulas TDA 6 Fond de Titulizacion de Activos
3.88%, 05/23/25	EUR	100	144,108
Criteria Caixa SAU
1.50%, 05/10/23[a]	EUR	100	118,058
Deutsche Bank SA Espanola
0.63%, 12/15/21[a]	EUR	100	120,015
1.13%, 01/20/23[a]	EUR	100	121,639
Enagas Financiaciones SAU
1.00%, 03/25/23[a]	EUR	100	120,487
Gas Natural Fenosa Finance BV
1.25%, 04/19/26 (Call 01/19/26)[a]	EUR	100	117,944
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)[a]	EUR	100	119,706
4.13%, 03/23/20	EUR	50	65,424
Iberdrola International BV
1.13%, 01/27/23[a]	EUR	100	121,898
Mapfre SA VRN, (3 mo. Euribor + 4.543%)
4.38%, 03/31/47 (Call 03/31/27)[a,b]	EUR	100	130,854
Merlin Properties SOCIMI SA
1.88%, 11/02/26 (Call 08/02/26)[a]	EUR	100	117,650
Programa Cedulas TDA Fondo de Titulizacion de Activos
Series A4
4.13%, 04/10/21	EUR	100	135,220
Series A6
4.25%, 04/10/31	EUR	100	150,502
Repsol International Finance BV
4.88%, 02/19/19[a]	EUR	100	126,806
Santander Consumer Finance SA
1.00%, 05/26/21[a]	EUR	100	120,593
Santander International Debt SAU
4.13%, 10/04/17[a]	EUR	50	59,397
Santander Issuances SAU
2.50%, 03/18/25[a]	EUR	100	122,557
Telefonica Emisiones SAU
1.46%, 04/13/26[a]	EUR	100	119,159
1.48%, 09/14/21[a]	EUR	100	123,636
4.69%, 11/11/19[a]	EUR	100	130,711
5.29%, 12/09/22[a]	GBP	50	77,626

			4,885,266

SWEDEN — 1.02%
Atlas Copco AB
0.63%, 08/30/26 (Call 05/30/26)[a]	EUR	100	112,703
Essity AB
0.63%, 03/28/22 (Call 12/28/21)[a]	EUR	100	118,622

Security	Principal (000s)		Value
Lansforsakringar Hypotek AB
0.25%, 04/12/23[a]	EUR	100	$117,026
Nordea Bank AB
1.38%, 04/12/18[a]	EUR	100	119,283
4.00%, 07/11/19[a]	EUR	100	127,448
Nordea Hypotek AB Series 5531
1.00%, 04/08/22	SEK	2,500	313,915
Skandinaviska Enskilda Banken AB
0.15%, 02/11/21[a]	EUR	100	118,688
1.25%, 08/05/22[a]	GBP	100	131,745
1.88%, 11/14/19[a]	EUR	100	123,323
3.00%, 06/19/19	SEK	2,000	262,510
Stadshypotek AB
1.50%, 12/15/21[a]	SEK	2,000	257,242
1.63%, 10/30/20[a]	EUR	100	124,559
Series 1581
3.00%, 12/19/18	SEK	1,000	129,471
Svenska Handelsbanken AB
2.25%, 08/27/20[a]	EUR	300	378,891
Sveriges Sakerstallda Obligationer AB
0.38%, 10/05/20[a]	EUR	100	119,691
1.00%, 03/17/21	SEK	1,000	126,778
Swedbank Hypotek AB
0.13%, 07/18/22[a]	EUR	150	176,502
0.38%, 03/11/22[a]	EUR	100	119,312
Series 180
5.70%, 05/12/20	SEK	1,000	143,331
Series 187
3.75%, 09/19/18	SEK	2,000	259,034
Series 189
1.00%, 12/16/20[a]	SEK	2,000	254,116
Telia Co. AB
VRN, (5 year EUR Swap + 2.645%)
3.00%, 04/04/78 (Call 04/04/23)[a,b]	EUR	100	121,489
4.00%, 03/22/22[a]	EUR	100	137,089
TeliaSonera AB
4.75%, 11/16/21	EUR	50	70,271
Vattenfall AB
6.25%, 03/17/21[a]	EUR	60	86,165

			4,049,204

SWITZERLAND — 0.59%
Cloverie PLC for Zurich Insurance Co. Ltd. VRN, (3 mo. Euribor + 5.850%)
7.50%, 07/24/39 (Call 07/24/19)[b]	EUR	50	67,384
Credit Suisse AG/Guernsey
1.75%, 01/15/21[a]	EUR	200	249,778
Credit Suisse AG/London
1.38%, 11/29/19[a]	EUR	200	243,688
4.75%, 08/05/19[a]	EUR	50	64,700
Credit Suisse Group Funding Guernsey Ltd.
1.00%, 04/14/23	CHF	100	106,438
1.25%, 04/14/22[a]	EUR	100	121,129
Demeter Investments BV for Zurich Insurance Co. Ltd. VRN, (3 mo. Euribor + 3.950%)
3.50%, 10/01/46 (Call 10/01/26)[a,b]	EUR	100	131,394
Glencore Canada Financial Corp.
7.38%, 05/27/20[a]	GBP	50	76,436

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Glencore Finance Europe SA
2.63%, 12/03/18[a]	CHF	150	$160,803
3.75%, 04/01/26 (Call 01/01/26)[a]	EUR	100	134,716
Holcim Finance Luxembourg SA
1.38%, 05/26/23 (Call 02/26/23)[a]	EUR	100	121,745
LafargeHolcim Ltd.
3.00%, 11/22/22[a]	CHF	100	117,645
Nestle Finance International Ltd.
0.75%, 11/08/21[a]	EUR	100	121,374
Novartis Finance SA
0.63%, 09/20/28[a]	EUR	100	111,578
Roche Holdings Inc.
6.50%, 03/04/21[a]	EUR	100	145,508
UBS AG/London
1.25%, 09/03/21[a]	EUR	100	122,899
UBS Group Funding Switzerland AG
1.50%, 11/30/24 (Call 11/30/23)[a]	EUR	200	243,810

			2,341,025

UNITED KINGDOM — 2.96%
AA Bond Co. Ltd.
2.88%, 07/31/43 (Call 10/31/21)[a]	GBP	100	135,123
Anglian Water Services Financing PLC
4.50%, 02/22/26[a]	GBP	100	151,964
Aviva PLC
VRN, (5 year EUR Swap + 3.480%)
3.88%, 07/03/44 (Call 07/03/24)[a,b]	EUR	100	129,288
VRN, (6 mo. LIBOR GBP + 1.880%)
5.90%, (Call 07/27/20)[b,c]	GBP	25	35,987
VRN, (3 mo. LIBOR GBP + 3.260%)
6.88%, 05/20/58 (Call 05/20/38)[b]	GBP	50	88,621
Bank of Scotland PLC
4.88%, 12/20/24	GBP	125	203,627
Barclays Bank PLC
4.25%, 01/12/22[a]	GBP	100	150,504
10.00%, 05/21/21[a]	GBP	100	169,839
Barclays PLC
1.88%, 03/23/21[a]	EUR	100	123,720
3.13%, 01/17/24[a]	GBP	100	138,754
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)[a]	EUR	100	115,948
6.00%, 11/24/34	GBP	50	91,141
7.25%, 03/12/24	GBP	50	86,696
BG Energy Capital PLC
1.25%, 11/21/22 (Call 08/21/22)[a]	EUR	100	122,594
BP Capital Markets PLC
1.12%, 01/25/24 (Call 10/25/23)[a]	EUR	100	120,633
1.95%, 03/03/25[a]	EUR	150	189,205
4.15%, 06/01/20[a]	EUR	150	197,568
British Telecommunications PLC
1.13%, 03/10/23[a]	EUR	100	120,773
1.75%, 03/10/26[a]	EUR	100	121,330
Cadent Finance PLC
2.13%, 09/22/28[a]	GBP	100	129,128
Centrica PLC
7.00%, 09/19/33[a]	GBP	50	100,399
Coventry Building Society
4.63%, 04/19/18[a]	GBP	100	135,657
Diageo Finance PLC
2.38%, 05/20/26 (Call 02/20/26)[a]	EUR	100	130,265
Eastern Power Networks PLC
5.75%, 03/08/24[a]	GBP	50	81,775

Security	Principal (000s)		Value
FCE Bank PLC
1.88%, 06/24/21[a]	EUR	100	$124,170
2.73%, 06/03/22[a]	GBP	100	137,194
G4S International Finance PLC
1.50%, 06/02/24 (Call 03/02/24)[a]	EUR	100	118,666
Gatwick Funding Ltd.
6.13%, 03/02/28[a]	GBP	100	171,198
GlaxoSmithKline Capital PLC
5.25%, 12/19/33	GBP	50	90,957
6.38%, 03/09/39	GBP	50	105,117
Great Rolling Stock Co. Ltd. (The)
6.88%, 07/27/35[a]	GBP	82	143,027
Hammerson PLC
7.25%, 04/21/28	GBP	25	46,502
Heathrow Funding Ltd.
5.23%, 02/15/23[a]	GBP	50	77,965
6.45%, 12/10/31[a]	GBP	100	191,055
HSBC Bank PLC
5.38%, 08/22/33[a]	GBP	50	86,422
6.50%, 07/07/23[a]	GBP	50	82,534
HSBC Holdings PLC
0.88%, 09/06/24[a]	EUR	150	176,217
3.20%, 12/05/23	CAD	50	40,102
VRN, (5 year EUR Swap + 1.950%)
3.38%, 01/10/24 (Call 01/10/19)[a,b]	EUR	100	123,388
6.50%, 05/20/24[a]	GBP	50	85,167
6.75%, 09/11/28[a]	GBP	50	88,934
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)[a]	EUR	100	117,216
5.00%, 12/02/19[a]	EUR	100	131,323
8.13%, 03/15/24[a]	GBP	50	89,561
Land Securities Capital Markets PLC VRN, (3 mo. LIBOR GBP + 1.128%)
5.39%, 03/31/27 (Call 03/31/25)[b]	GBP	50	82,982
Legal & General Finance PLC
5.88%, 04/05/33[a]	GBP	25	46,110
Legal & General Group PLC VRN, (5 year UK Government Bond + 4.580%)
5.38%, 10/27/45 (Call 10/27/25)[a,b]	GBP	100	146,702
Lloyds Bank PLC
0.38%, 01/18/21[a]	EUR	100	119,265
0.50%, 07/22/20[a]	EUR	200	239,637
6.50%, 03/24/20[a]	EUR	50	68,506
7.50%, 04/15/24[a]	GBP	100	179,630
Lloyds Banking Group PLC
0.75%, 11/09/21[a]	EUR	100	119,645
London & Quadrant Housing Trust
5.50%, 01/27/40[a]	GBP	50	94,778
Manchester Airport Group Funding PLC
4.13%, 04/02/24[a]	GBP	100	150,159
Marks & Spencer PLC
3.00%, 12/08/23[a]	GBP	100	135,310
Motability Operations Group PLC
2.38%, 03/14/32[a]	GBP	100	131,113
Nationwide Building Society
0.13%, 01/25/21[a]	EUR	200	236,611
0.75%, 06/25/19[a]	EUR	100	120,196
1.13%, 06/03/22[a]	EUR	100	121,877
Network Rail Infrastructure Finance PLC
4.63%, 07/21/20[a]	GBP	200	295,403
4.75%, 01/22/24[a]	GBP	50	81,041
4.75%, 11/29/35	GBP	50	93,836

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
NGG Finance PLC VRN, (7 year EUR Swap + 2.880%)
4.25%, 06/18/76 (Call 06/18/20)[a,b]	EUR	100	$127,376
Northumbrian Water Finance PLC
1.63%, 10/11/26[a]	GBP	100	127,668
Orbit Capital PLC
3.50%, 03/24/45[a]	GBP	100	141,405
Prudential PLC
6.13%, 12/19/31[a]	GBP	50	84,989
RL Finance Bonds No. 2 PLC VRN, (5 year UK Government Bond + 4.321%)
6.13%, 11/30/43 (Call 11/30/23)[a,b]	GBP	100	148,863
Royal Bank of Scotland Group PLC
2.50%, 03/22/23[a]	EUR	100	125,720
Royal Bank of Scotland PLC (The)
0.50%, 05/15/24[a]	EUR	150	175,121
5.50%, 03/23/20	EUR	50	67,326
Santander UK Group Holdings PLC
1.13%, 09/08/23[a]	EUR	100	118,929
Santander UK PLC
0.25%, 08/09/21[a]	EUR	100	118,521
1.63%, 11/26/20[a]	EUR	200	248,611
Segro PLC
6.75%, 11/23/21	GBP	100	161,855
Sky PLC
1.50%, 09/15/21[a]	EUR	100	123,195
Smiths Group PLC
2.00%, 02/23/27 (Call 11/23/26)[a]	EUR	100	120,963
Southern Electric Power Co. Ltd.
5.50%, 06/07/32[a]	GBP	50	89,374
Southern Gas Networks PLC Series A7
4.88%, 03/21/29[a]	GBP	50	83,545
Southern Water Services Finance Ltd.
6.19%, 03/31/29[a]	GBP	25	46,438
SSE PLC VRN, (5 year GBP Swap + 2.342%)
3.88%, (Call 09/10/20)[a,b,c]	GBP	100	136,440
Standard Chartered PLC
3.63%, 11/23/22[a]	EUR	100	131,186
VRN, (5 year EUR Swap + 2.300%)
4.00%, 10/21/25 (Call 10/21/20)[a,b]	EUR	100	128,471
Standard Life PLC VRN, (5 year UK Government Bond + 2.850%)
6.75%, (Call 07/12/27)[b,c]	GBP	25	39,331
Thames Water Utilities Cayman Finance Ltd.
2.63%, 01/24/32[a]	GBP	100	131,702
VRN, (3 mo. LIBOR GBP + 7.970%)
5.75%, 09/13/30 (Call 09/13/22)[b]	GBP	50	76,829
THFC Funding No. 2 PLC
6.35%, 07/08/41	GBP	50	100,678
Vodafone Group PLC
0.38%, 12/03/24	CHF	100	102,760
0.50%, 01/30/24[a]	EUR	100	114,791
1.25%, 08/25/21[a]	EUR	100	122,489
5.90%, 11/26/32	GBP	50	86,158
Wellcome Trust Ltd. (The)
1.13%, 01/21/27 (Call 10/21/26)[a]	EUR	100	117,987
Western Power Distribution West Midlands PLC
3.88%, 10/17/24 (Call 07/17/24)[a]	GBP	100	149,144

Security	Principal (000s)		Value
WPP Finance SA
2.25%, 09/22/26[a]	EUR	100	$127,017
Yorkshire Building Society
1.25%, 03/17/22[a]	EUR	100	121,418
Yorkshire Water Services Bradford Finance Ltd.
3.63%, 08/01/29	GBP	100	152,250

			11,708,605

UNITED STATES — 2.59%
3M Co.
0.38%, 02/15/22 (Call 11/15/21)	EUR	100	118,327
AbbVie Inc.
0.38%, 11/18/19 (Call 10/18/19)	EUR	100	119,058
Amgen Inc.
0.41%, 03/08/23	CHF	100	105,020
Apple Inc.
3.05%, 07/31/29	GBP	100	145,096
3.35%, 01/10/24[a]	AUD	150	121,181
AT&T Inc.
1.30%, 09/05/23	EUR	100	120,504
1.45%, 06/01/22 (Call 03/01/22)	EUR	100	122,496
3.15%, 09/04/36 (Call 06/04/36)	EUR	100	118,416
3.55%, 12/17/32 (Call 09/17/32)	EUR	100	130,821
4.38%, 09/14/29	GBP	100	148,618
7.00%, 04/30/40	GBP	50	97,219
Bank Nederlandse Gemeenten NV
0.25%, 06/07/24[a]	EUR	200	234,265
Bank of America Corp.
2.30%, 07/25/25[a]	GBP	100	134,348
2.38%, 06/19/24[a]	EUR	100	127,402
2.50%, 07/27/20[a]	EUR	150	189,617
6.13%, 09/15/21[a]	GBP	100	156,803
Berkshire Hathaway Inc.
1.13%, 03/16/27 (Call 12/16/26)	EUR	100	115,114
Citigroup Inc.
0.75%, 10/26/23 (Call 07/26/23)[a]	EUR	100	116,639
1.38%, 10/27/21[a]	EUR	200	245,621
5.15%, 05/21/26	GBP	100	162,810
Coca-Cola Co. (The)
0.25%, 12/22/22[a]	CHF	50	52,373
1.63%, 03/09/35 (Call 12/09/34)	EUR	100	114,784
Coca-Cola European Partners U.S. LLC
1.88%, 03/18/30 (Call 12/18/29)[a]	EUR	100	120,069
DH Europe Finance SA
2.50%, 07/08/25 (Call 04/08/25)	EUR	100	131,046
Ecolab Inc.
1.00%, 01/15/24 (Call 10/15/23)	EUR	100	118,366
Eli Lilly & Co.
1.63%, 06/02/26 (Call 03/02/26)	EUR	100	123,295
Fidelity National Information Services Inc.
1.10%, 07/15/24 (Call 04/15/24)	EUR	200	235,357
GE Capital European Funding Unlimited Co.
5.38%, 01/23/20	EUR	150	200,778
GE Capital UK Funding
6.25%, 05/05/38	GBP	50	103,967
General Electric Co.
1.25%, 05/26/23 (Call 02/26/23)	EUR	100	122,729
1.50%, 05/17/29 (Call 02/17/29)	EUR	100	118,244
2.13%, 05/17/37 (Call 02/17/37)	EUR	100	116,940

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Goldman Sachs Group Inc. (The)
1.63%, 07/27/26[a]	EUR	100	$117,696
2.00%, 07/27/23[a]	EUR	100	124,623
2.63%, 08/19/20[a]	EUR	100	126,851
2.88%, 06/03/26[a]	EUR	50	65,143
5.50%, 10/12/21	GBP	100	152,965
HCN Canadian Holdings-1 LP
3.35%, 11/25/20	CAD	100	82,111
Honeywell International Inc.
0.65%, 02/21/20	EUR	100	119,817
International Business Machines Corp.
1.13%, 09/06/24	EUR	100	120,165
2.75%, 12/21/20	GBP	100	139,849
Johnson & Johnson
0.65%, 05/20/24 (Call 02/20/24)	EUR	100	119,039
JPMorgan Chase & Co.
0.50%, 12/04/23[a]	CHF	50	52,569
0.63%, 01/25/24 (Call 11/25/23)[a]	EUR	100	116,007
1.50%, 01/27/25[a]	EUR	150	182,668
2.63%, 04/23/21[a]	EUR	200	256,532
Kraft Heinz Foods Co.
1.50%, 05/24/24 (Call 02/24/24)[a]	EUR	100	119,788
MasterCard Inc.
1.10%, 12/01/22 (Call 09/01/22)	EUR	100	121,339
McDonald’s Corp.
0.17%, 10/04/24	CHF	100	102,161
5.88%, 04/23/32	GBP	25	45,133
Merck & Co. Inc.
0.50%, 11/02/24 (Call 08/02/24)	EUR	100	116,003
Metropolitan Life Global Funding I
0.88%, 01/20/22[a]	EUR	150	180,702
Microsoft Corp.
2.13%, 12/06/21 (Call 09/06/21)	EUR	100	127,685
Mondelez International Inc.
0.63%, 12/30/21 (Call 11/30/21)[a]	CHF	50	52,782
Morgan Stanley
1.00%, 12/02/22	EUR	150	179,328
1.75%, 03/11/24	EUR	100	122,607
2.38%, 03/31/21	EUR	50	63,494
5.38%, 08/10/20	EUR	50	68,298
Mylan NV
2.25%, 11/22/24 (Call 09/22/24)[a]	EUR	100	124,219
Pfizer Inc.
6.50%, 06/03/38[a]	GBP	50	106,864
Philip Morris International Inc.
1.88%, 03/03/21	EUR	100	124,846
2.88%, 03/03/26	EUR	100	133,759
Priceline Group Inc. (The)
2.15%, 11/25/22 (Call 08/25/22)	EUR	100	126,144
Procter & Gamble Co. (The)
2.00%, 08/16/22[a]	EUR	100	127,463
Prologis LP
1.38%, 05/13/21 (Call 02/13/21)	EUR	100	122,536
Southern Power Co. Series 2016
1.00%, 06/20/22	EUR	100	119,353
Thermo Fisher Scientific Inc.
1.45%, 03/16/27 (Call 12/16/26)	EUR	100	116,525
Time Warner Cable LLC
5.75%, 06/02/31	GBP	50	81,744
Toyota Motor Credit Corp.
1.00%, 03/09/21[a]	EUR	50	60,788

Security	Principal (000s)		Value
United Parcel Service Inc.
1.63%, 11/15/25 (Call 08/15/25)	EUR	100	$123,843
Verizon Communications Inc.
1.00%, 11/30/27[a]	CHF	200	205,879
1.38%, 11/02/28	EUR	100	111,805
4.07%, 06/18/24	GBP	100	148,363
Wal-Mart Stores Inc.
4.88%, 09/21/29	EUR	50	81,831
5.63%, 03/27/34	GBP	50	94,894
5.75%, 12/19/30	GBP	25	46,546
Walgreens Boots Alliance Inc.
2.13%, 11/20/26 (Call 08/20/26)	EUR	100	122,565
Wells Fargo & Co.
1.00%, 02/02/27[a]	EUR	100	113,302
1.50%, 05/24/27[a]	EUR	150	177,131
2.25%, 09/03/20[a]	EUR	100	125,793
3.50%, 09/12/29[a]	GBP	100	147,086
3.87%, 05/21/25	CAD	25	20,433

			10,226,390
TOTAL CORPORATE BONDS & NOTES
(Cost: $83,943,539)			90,027,877

FOREIGN GOVERNMENT OBLIGATIONS — 76.16%

AUSTRALIA — 2.57%
Australia Government Bond
2.75%, 10/21/19[a]	AUD	750	611,031
2.75%, 04/21/24[a]	AUD	300	244,341
2.75%, 11/21/27[a]	AUD	500	401,047
2.75%, 11/21/28[a]	AUD	400	318,941
2.75%, 06/21/35[a]	AUD	120	90,368
3.00%, 03/21/47[a]	AUD	80	57,348
3.25%, 10/21/18[a]	AUD	150	122,075
3.25%, 04/21/25[a]	AUD	550	461,434
3.25%, 04/21/29[a]	AUD	190	158,602
3.25%, 06/21/39[a]	AUD	80	62,874
3.75%, 04/21/37[a]	AUD	200	171,369
4.25%, 04/21/26[a]	AUD	1,500	1,350,485
4.50%, 04/21/33[a]	AUD	260	246,310
5.25%, 03/15/19[a]	AUD	700	590,627
5.50%, 04/21/23[a]	AUD	300	280,645
5.75%, 05/15/21[a]	AUD	2,050	1,857,349
5.75%, 07/15/22[a]	AUD	100	93,146
Australian Capital Territory
2.50%, 05/21/26[a]	AUD	60	45,890
New South Wales Treasury Corp.
3.00%, 05/20/27[a]	AUD	100	79,782
3.00%, 03/20/28	AUD	40	31,653
5.00%, 08/20/24	AUD	150	137,751
6.00%, 02/01/18	AUD	50	40,745
6.00%, 05/01/20	AUD	50	44,117
6.00%, 03/01/22	AUD	300	277,759
Queensland Treasury Corp.
2.75%, 08/20/27[e]	AUD	270	207,540
3.00%, 03/22/24[e]	AUD	150	121,648
3.25%, 07/21/28[e]	AUD	200	159,157
4.00%, 06/21/19[e]	AUD	200	165,752
4.25%, 07/21/23[e]	AUD	150	130,488

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
4.75%, 07/21/25[e]	AUD	50	$45,147
6.00%, 02/21/18[a]	AUD	50	40,842
6.00%, 07/21/22[a]	AUD	170	158,286
6.25%, 02/21/20[a]	AUD	50	44,055
South Australian Government Financing Authority
1.50%, 09/22/22[a]	AUD	100	75,843
3.00%, 09/20/27[a]	AUD	100	77,851
5.00%, 05/20/21	AUD	80	70,235
Tasmanian Public Finance Corp.
4.00%, 06/11/24[a]	AUD	40	34,163
Treasury Corp. of Victoria
1.75%, 07/27/21[a]	AUD	200	157,858
5.50%, 11/15/18	AUD	50	41,761
5.50%, 12/17/24	AUD	290	274,953
6.00%, 10/17/22	AUD	80	75,146
Western Australian Treasury Corp.
2.50%, 07/22/20[a]	AUD	150	120,748
2.50%, 07/23/24	AUD	100	77,469
2.75%, 10/20/22	AUD	100	80,415
3.00%, 10/21/26	AUD	150	117,340
3.00%, 10/21/27	AUD	40	30,931
5.00%, 07/23/25[a]	AUD	50	45,482

			10,128,799
AUSTRIA — 1.35%
KAF Karntner Ausgleichszahlungs-Fonds
0.00%, 01/14/32[a]	EUR	150	146,862
Republic of Austria Government Bond
0.00%, 07/15/23[e]	EUR	500	587,602
0.25%, 10/18/19[e]	EUR	400	479,594
0.50%, 04/20/27[e]	EUR	320	370,300
0.75%, 10/20/26[e]	EUR	150	179,092
1.20%, 10/20/25[e]	EUR	350	438,676
1.50%, 02/20/47[e]	EUR	50	57,553
1.50%, 11/02/86[e]	EUR	70	70,712
1.65%, 10/21/24[e]	EUR	170	220,319
1.75%, 10/20/23[e]	EUR	100	130,346
1.95%, 06/18/19[e]	EUR	400	493,897
2.40%, 05/23/34[e]	EUR	100	140,833
3.15%, 06/20/44[e]	EUR	120	192,921
3.65%, 04/20/22[e]	EUR	350	487,612
3.80%, 01/26/62[e]	EUR	35	67,787
3.90%, 07/15/20[e]	EUR	300	398,914
4.15%, 03/15/37[e]	EUR	180	319,926
4.35%, 03/15/19[e]	EUR	100	127,351
4.85%, 03/15/26[e]	EUR	250	405,523

			5,315,820
BELGIUM — 2.10%
Kingdom of Belgium Government Bond
0.80%, 06/22/25[e]	EUR	510	615,571
0.80%, 06/22/27[e]	EUR	400	470,633
1.00%, 06/22/26[e]	EUR	140	170,050
1.00%, 06/22/31[e]	EUR	100	115,112
1.25%, 06/22/18[a]	EUR	700	838,720
1.60%, 06/22/47[e]	EUR	75	83,618
1.90%, 06/22/38[e]	EUR	120	150,658
2.15%, 06/22/66[e]	EUR	40	48,132
2.25%, 06/22/23[a]	EUR	550	731,601
2.25%, 06/22/57[e]	EUR	60	75,449
2.60%, 06/22/24[e]	EUR	300	409,659

Security	Principal (000s)		Value
3.00%, 09/28/19[a]	EUR	180	$228,393
3.00%, 06/22/34[e]	EUR	290	430,061
3.75%, 09/28/20[e]	EUR	300	400,619
3.75%, 06/22/45[a]	EUR	255	433,425
4.00%, 03/28/32[a]	EUR	150	244,867
4.25%, 09/28/21[e]	EUR	210	294,432
4.25%, 09/28/22[a]	EUR	500	721,814
4.25%, 03/28/41[e]	EUR	320	574,854
4.50%, 03/28/26[e]	EUR	250	394,352
5.00%, 03/28/35[e]	EUR	210	392,183
5.50%, 03/28/28	EUR	275	481,260

			8,305,463
BULGARIA — 0.03%
Bulgaria Government International Bond
3.00%, 03/21/28[a]	EUR	100	129,376

			129,376
CANADA — 4.30%
Canada Government International Bond
2.75%, 12/01/64	CAD	40	34,805
Canada Housing Trust
2.00%, 12/15/19[e]	CAD	100	80,827
2.35%, 12/15/18[e]	CAD	50	40,525
2.90%, 06/15/24[e]	CAD	350	291,369
Canada Housing Trust No. 1
1.15%, 12/15/21[e]	CAD	200	154,601
1.20%, 06/15/20[e]	CAD	100	78,981
1.25%, 06/15/21[e]	CAD	400	312,531
1.50%, 12/15/21[e]	CAD	200	156,929
1.70%, 12/15/17[e]	CAD	100	80,170
1.75%, 06/15/22[e]	CAD	250	197,409
1.90%, 09/15/26[e]	CAD	160	121,957
1.95%, 06/15/19[e]	CAD	300	242,128
2.25%, 12/15/25[e]	CAD	100	79,026
2.35%, 06/15/27[e]	CAD	200	157,329
2.55%, 03/15/25[e]	CAD	120	97,413
Canadian Government Bond
0.50%, 03/01/22	CAD	100	75,899
0.75%, 03/01/21	CAD	800	622,740
1.50%, 03/01/20	CAD	1,500	1,203,191
1.75%, 03/01/19	CAD	1,740	1,401,865
2.50%, 06/01/24	CAD	400	332,766
2.75%, 12/01/48	CAD	500	423,290
3.50%, 12/01/45	CAD	370	355,712
3.75%, 06/01/19	CAD	100	83,464
4.00%, 06/01/41	CAD	535	543,317
5.00%, 06/01/37	CAD	300	336,354
5.75%, 06/01/33	CAD	50	58,040
City of Montreal Canada
3.15%, 12/01/36	CAD	50	38,016
3.50%, 09/01/23	CAD	60	50,469
City of Toronto Canada
2.40%, 06/07/27	CAD	100	76,228
2.95%, 04/28/35	CAD	50	37,125
Financement-Quebec
2.45%, 12/01/19	CAD	200	163,035
Hydro-Quebec
5.00%, 02/15/45	CAD	60	62,790

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Municipal Finance Authority of British Columbia
4.88%, 06/03/19	CAD	130	$110,132
Province of Alberta Canada
1.60%, 09/01/22	CAD	250	194,097
2.20%, 06/01/26	CAD	100	76,508
2.35%, 06/01/25	CAD	50	39,135
2.55%, 12/15/22	CAD	200	162,277
2.55%, 06/01/27	CAD	150	117,056
3.05%, 12/01/48	CAD	100	75,001
3.30%, 12/01/46	CAD	40	31,454
3.45%, 12/01/43	CAD	25	20,201
Province of British Columbia Canada
2.55%, 06/18/27	CAD	100	78,881
2.80%, 06/18/48	CAD	50	36,683
2.85%, 06/18/25	CAD	50	40,868
3.20%, 06/18/44	CAD	50	39,709
3.25%, 12/18/21	CAD	650	546,966
4.95%, 06/18/40	CAD	100	102,229
5.00%, 06/18/31	CAD	120	117,782
6.35%, 06/18/31	CAD	40	44,171
Province of Manitoba Canada
0.75%, 12/15/21[a]	GBP	100	130,923
1.15%, 11/21/19	CAD	150	118,773
2.45%, 06/02/25	CAD	50	39,443
2.60%, 06/02/27	CAD	200	156,766
2.85%, 09/05/46	CAD	40	28,593
3.40%, 09/05/48	CAD	50	39,923
4.15%, 06/03/20	CAD	50	42,658
4.60%, 03/05/38	CAD	70	66,142
Province of New Brunswick Canada
2.35%, 08/14/27	CAD	150	114,488
2.60%, 08/14/26	CAD	200	157,563
2.85%, 06/02/23	CAD	50	41,048
3.55%, 06/03/43	CAD	10	8,129
4.50%, 06/02/20	CAD	40	34,426
4.55%, 03/26/37	CAD	60	55,903
Province of Newfoundland and Labrador Canada
3.00%, 06/02/26	CAD	130	104,890
3.70%, 10/17/48	CAD	20	16,412
Province of Nova Scotia Canada
2.10%, 06/01/27	CAD	110	82,566
3.50%, 06/02/62	CAD	30	24,597
4.40%, 06/01/42	CAD	20	18,733
Province of Ontario Canada
1.35%, 03/08/22	CAD	400	309,457
1.95%, 01/27/23	CAD	150	118,196
2.40%, 06/02/26	CAD	200	156,349
2.60%, 06/02/25	CAD	250	200,068
2.60%, 06/02/27	CAD	200	157,732
2.80%, 06/02/48	CAD	260	188,883
2.85%, 06/02/23	CAD	50	41,166
2.90%, 12/02/46	CAD	50	37,018
3.00%, 09/28/20	EUR	50	64,855
3.45%, 06/02/45	CAD	190	156,236
3.50%, 06/02/24	CAD	50	42,545
3.50%, 06/02/43	CAD	290	240,128
4.00%, 06/02/21	CAD	200	171,960
4.20%, 06/02/20	CAD	50	42,738
4.60%, 06/02/39	CAD	130	125,495
4.65%, 06/02/41	CAD	400	392,413
4.70%, 06/02/37	CAD	240	232,769
5.60%, 06/02/35	CAD	250	265,293

Security	Principal (000s)		Value
5.85%, 03/08/33	CAD	60	$64,038
6.20%, 06/02/31	CAD	80	86,781
6.50%, 03/08/29	CAD	50	53,930
Province of Quebec Canada
0.88%, 01/15/25[a]	EUR	100	119,765
0.88%, 05/04/27[a]	EUR	100	116,346
1.65%, 03/03/22	CAD	400	313,916
2.50%, 09/01/26	CAD	300	236,476
2.75%, 09/01/25	CAD	250	202,329
2.75%, 09/01/27	CAD	500	399,928
3.00%, 09/01/23	CAD	50	41,516
3.50%, 12/01/45	CAD	150	124,755
3.50%, 12/01/48	CAD	170	142,270
3.75%, 09/01/24	CAD	100	86,580
4.25%, 12/01/21	CAD	200	174,554
4.25%, 12/01/43	CAD	160	149,571
4.50%, 12/01/20	CAD	50	43,466
5.00%, 12/01/38	CAD	40	40,629
5.00%, 12/01/41	CAD	100	103,050
5.75%, 12/01/36	CAD	50	54,606
6.25%, 06/01/32	CAD	110	120,947
Province of Saskatchewan Canada
2.75%, 12/02/46	CAD	10	7,093
3.20%, 06/03/24	CAD	20	16,728
3.40%, 02/03/42	CAD	100	80,639
4.75%, 06/01/40	CAD	100	97,923
Regional Municipality of York
2.60%, 12/15/25	CAD	50	39,254

			16,965,818
CHILE — 0.03%
Chile Government International Bond
1.75%, 01/20/26[a]	EUR	100	123,809

			123,809
CHINA — 0.03%
Export-Import Bank of China (The)
0.25%, 03/14/20[a]	EUR	100	117,768

			117,768
CZECH REPUBLIC — 0.21%
Czech Republic Government Bond
0.45%, 10/25/23[a]	CZK	3,500	160,099
0.85%, 03/17/18[a]	CZK	500	22,815
0.95%, 05/15/30[a]	CZK	1,500	66,495
1.50%, 10/29/19[a]	CZK	3,000	141,182
2.50%, 08/25/28[a]	CZK	3,000	156,809
3.63%, 04/14/21[a]	EUR	50	66,942
3.75%, 09/12/20[a]	CZK	750	37,974
3.85%, 09/29/21[a]	CZK	600	31,404
4.70%, 09/12/22[a]	CZK	2,000	111,964
5.70%, 05/25/24[a]	CZK	750	46,529

			842,213
DENMARK — 0.55%
Denmark Government Bond
0.25%, 11/15/18	DKK	1,200	192,342
0.50%, 11/15/27	DKK	700	109,221

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
1.50%, 11/15/23	DKK	650	$112,354
1.75%, 11/15/25	DKK	1,400	247,029
3.00%, 11/15/21	DKK	1,600	289,406
4.00%, 11/15/19	DKK	1,750	306,591
4.50%, 11/15/39	DKK	2,550	670,989
7.00%, 11/10/24	DKK	500	118,641
Kommunekredit
0.75%, 05/18/27[a]	EUR	120	139,642

			2,186,215
FINLAND — 0.41%
Finland Government Bond
0.00%, 04/15/22[e]	EUR	200	237,630
0.38%, 09/15/20[e]	EUR	300	362,628
0.50%, 04/15/26[e]	EUR	100	117,565
1.38%, 04/15/47[e]	EUR	50	57,985
1.50%, 04/15/23[e]	EUR	200	255,758
1.63%, 09/15/22[e]	EUR	50	64,139
2.63%, 07/04/42[e]	EUR	80	121,529
2.75%, 07/04/28[e]	EUR	165	235,133
3.38%, 04/15/20[e]	EUR	50	65,177
Finnvera OYJ
1.13%, 05/17/32[a]	EUR	100	115,199

			1,632,743
FRANCE — 9.59%
Agence Francaise de Developpement
0.25%, 07/21/26[a]	EUR	200	222,598
0.50%, 10/25/22[a]	EUR	200	238,726
3.63%, 04/21/20[a]	EUR	50	65,135
Agence France Locale
0.50%, 06/20/24[a]	EUR	100	117,786
Bpifrance Financement SA
0.13%, 11/25/20[a]	EUR	100	118,978
0.75%, 10/25/21[a]	EUR	100	121,774
0.75%, 11/25/24[a]	EUR	100	119,471
1.00%, 05/25/27[a]	EUR	100	118,221
Caisse d’Amortissement de la Dette Sociale
0.05%, 11/25/20[a]	EUR	700	832,918
0.13%, 11/25/22[a]	EUR	100	118,224
1.13%, 05/25/19[a]	EUR	100	121,115
1.38%, 11/25/24[a]	EUR	50	62,978
2.50%, 10/25/22	EUR	50	66,457
4.00%, 12/15/25[a]	EUR	300	452,379
Caisse de Refinancement de l’Habitat SA
2.38%, 03/05/24	CHF	150	178,909
3.90%, 01/18/21	EUR	150	201,593
4.00%, 06/17/22	EUR	150	210,425
Caisse des Depots et Consignations
0.20%, 03/01/22[a]	EUR	100	119,339
4.13%, 02/20/19	EUR	50	63,124
Caisse Francaise de Financement Local
0.38%, 05/11/24[a]	EUR	100	117,064
0.75%, 01/11/27[a]	EUR	100	116,103
3.50%, 09/24/20	EUR	200	263,007
5.38%, 07/08/24	EUR	100	157,015
Caisse Francaise de Financement Local SADIR
0.20%, 04/27/23[a]	EUR	100	117,149
French Republic Government Bond OAT
0.00%, 02/25/19[a]	EUR	300	356,869
0.00%, 02/25/20[a]	EUR	2,000	2,385,613

Security	Principal (000s)		Value
0.00%, 05/25/22[a]	EUR	500	$591,870
0.25%, 11/25/26[a]	EUR	540	609,475
0.50%, 11/25/19[a]	EUR	1,100	1,327,598
0.50%, 05/25/25[a]	EUR	500	591,198
1.00%, 05/25/18[a]	EUR	500	597,046
1.00%, 05/25/19[a]	EUR	2,000	2,424,686
1.00%, 11/25/25[a]	EUR	800	977,901
1.00%, 05/25/27[a]	EUR	200	240,186
1.25%, 05/25/36[e]	EUR	510	580,329
1.50%, 05/25/31[a]	EUR	670	824,213
1.75%, 05/25/23[a]	EUR	1,600	2,070,325
1.75%, 11/25/24[a]	EUR	150	194,625
1.75%, 05/25/66[e]	EUR	145	159,520
2.25%, 10/25/22[a]	EUR	550	725,739
2.25%, 05/25/24[a]	EUR	700	937,211
2.50%, 10/25/20[a]	EUR	1,300	1,677,648
2.50%, 05/25/30[a]	EUR	550	758,946
2.75%, 10/25/27[a]	EUR	300	420,054
3.00%, 04/25/22[a]	EUR	1,000	1,354,212
3.25%, 10/25/21[a]	EUR	700	947,321
3.25%, 05/25/45[a]	EUR	590	924,125
3.50%, 04/25/20[a]	EUR	800	1,046,009
3.50%, 04/25/26[a]	EUR	1,050	1,544,950
3.75%, 10/25/19[a]	EUR	600	775,452
3.75%, 04/25/21[a]	EUR	130	176,662
4.00%, 10/25/38[a]	EUR	600	1,031,277
4.00%, 04/25/55[a]	EUR	360	665,488
4.00%, 04/25/60[a]	EUR	290	548,903
4.25%, 10/25/18[a]	EUR	150	187,390
4.25%, 04/25/19[a]	EUR	400	511,271
4.25%, 10/25/23[a]	EUR	400	592,589
4.50%, 04/25/41[a]	EUR	680	1,263,656
4.75%, 04/25/35[a]	EUR	300	544,712
5.50%, 04/25/29[a]	EUR	450	799,110
5.75%, 10/25/32[a]	EUR	700	1,350,159
6.00%, 10/25/25[a]	EUR	150	256,274
Region of Ile de France
0.50%, 06/14/25[a]	EUR	100	116,257
UNEDIC
0.30%, 11/04/21[a]	EUR	100	119,855
0.63%, 02/17/25[a]	EUR	100	119,059
0.63%, 03/03/26[a]	EUR	100	117,533
1.50%, 04/20/32[a]	EUR	100	120,938

			37,884,742
GERMANY — 7.83%
Bundesobligation
0.00%, 04/17/20[a]	EUR	1,150	1,378,588
0.25%, 10/16/20[a]	EUR	400	483,673
0.50%, 04/12/19[a]	EUR	3,500	4,212,375
1.00%, 10/12/18[a]	EUR	150	180,518
1.00%, 02/22/19[a]	EUR	600	726,486
Bundesrepublik Deutschland
0.00%, 08/15/26[a]	EUR	100	113,698
0.25%, 02/15/27[a]	EUR	700	807,928
0.50%, 02/15/25[a]	EUR	600	725,206
0.50%, 02/15/26[a]	EUR	620	742,113
1.00%, 08/15/24[a]	EUR	450	564,877
1.00%, 08/15/25[a]	EUR	150	187,633
1.50%, 09/04/22[a]	EUR	500	641,530

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
1.50%, 02/15/23[a]	EUR	500	$643,239
1.50%, 05/15/24[a]	EUR	400	518,161
1.75%, 07/04/22[a]	EUR	210	272,171
1.75%, 02/15/24[a]	EUR	350	459,870
2.00%, 01/04/22[a]	EUR	1,360	1,770,487
2.25%, 09/04/20[a]	EUR	1,000	1,282,670
2.25%, 09/04/21[a]	EUR	100	130,794
2.50%, 01/04/21[a]	EUR	550	715,837
2.50%, 07/04/44[a]	EUR	460	693,968
2.50%, 08/15/46[a]	EUR	450	684,022
3.25%, 07/04/21[a]	EUR	500	675,379
3.25%, 07/04/42[a]	EUR	250	423,951
3.50%, 07/04/19[a]	EUR	400	510,017
4.00%, 01/04/37[a]	EUR	500	897,255
4.25%, 07/04/39[a]	EUR	500	949,974
4.75%, 07/04/28[a]	EUR	300	510,287
4.75%, 07/04/34[a]	EUR	335	631,158
4.75%, 07/04/40[a]	EUR	150	306,331
5.50%, 01/04/31[a]	EUR	290	548,838
6.25%, 01/04/30[a]	EUR	125	245,125
Bundesschatzanweisungen
0.00%, 06/15/18[a]	EUR	2,000	2,372,173
Erste Abwicklungsanstalt
0.00%, 12/07/18[a]	EUR	100	118,552
FMS Wertmanagement AoeR
0.00%, 10/20/20[a]	EUR	200	237,859
0.13%, 04/16/20[a]	EUR	100	119,356
1.25%, 03/08/19[a]	GBP	100	133,366
1.88%, 05/09/19[a]	EUR	100	122,747
Gemeinsame Deutsche Bundeslaender
0.25%, 10/01/20	EUR	175	209,542
0.25%, 03/18/24	EUR	100	117,294
HSH Finanzfonds AoeR
0.00%, 09/20/24	EUR	100	114,376
KfW
0.25%, 06/30/25	EUR	400	467,827
Land Hessen
0.38%, 07/04/22[a]	EUR	50	59,912
Land Niedersachsen
0.40%, 07/10/20	EUR	50	60,117
Land Thueringen
0.00%, 10/26/26[a]	EUR	60	67,608
0.50%, 03/02/27[a]	EUR	100	115,184
State of Baden-Wurttemberg
0.63%, 01/27/26[a]	EUR	100	118,156
State of Berlin
0.63%, 03/20/26[a]	EUR	100	117,795
0.75%, 11/11/22[a]	EUR	50	60,927
1.50%, 08/28/20[a]	EUR	150	186,428
3.13%, 08/17/21[a]	EUR	30	39,991
State of Berlin Germany
1.38%, 06/05/37[a]	EUR	70	80,137
State of Bremen
0.00%, 06/06/19[a]	EUR	200	237,505
0.50%, 10/07/22[a]	EUR	100	120,174
State of Hesse
0.00%, 09/15/21[a]	EUR	200	236,243
0.38%, 07/06/26	EUR	200	230,072
1.75%, 01/20/23[a]	EUR	50	64,105
State of Lower Saxony
0.00%, 08/02/24[a]	EUR	100	114,679
0.50%, 06/08/26[a]	EUR	150	174,514

Security	Principal (000s)		Value
State of North Rhine-Westphalia
0.00%, 02/16/21[a]	EUR	150	$177,936
0.20%, 02/16/24[a]	EUR	160	187,023
0.75%, 08/16/41[a]	EUR	50	47,675
1.63%, 10/24/30[a]	EUR	50	61,660
1.75%, 05/17/19[a]	EUR	200	245,039
State of North Rhine-Westphalia Germany
0.50%, 02/16/27[a]	EUR	100	115,207
0.88%, 12/04/17[a]	EUR	50	59,230
1.55%, 06/16/48[a]	EUR	50	55,925
1.65%, 05/16/47[a]	EUR	70	80,384
1.88%, 09/15/22[a]	EUR	50	64,373
State of Rhineland-Palatinate
0.00%, 01/19/26[a]	EUR	100	119,303

			30,944,553
HUNGARY — 0.14%
Hungary Government Bond
2.50%, 10/27/21	HUF	50,000	201,987
5.50%, 06/24/25	HUF	75,000	346,166

			548,153
INDONESIA — 0.03%
Indonesia Government International Bond
3.75%, 06/14/28[a]	EUR	100	130,280

			130,280
IRELAND — 0.73%
Ireland Government Bond
1.00%, 05/15/26[a]	EUR	130	155,514
1.70%, 05/15/37[a]	EUR	70	82,334
2.00%, 02/18/45[a]	EUR	100	119,994
2.40%, 05/15/30[a]	EUR	200	266,874
3.40%, 03/18/24[a]	EUR	110	155,296
3.90%, 03/20/23[a]	EUR	150	213,971
4.40%, 06/18/19	EUR	300	386,333
4.50%, 04/18/20	EUR	600	800,883
5.00%, 10/18/20	EUR	225	310,828
5.40%, 03/13/25	EUR	250	400,106

			2,892,133
ISRAEL — 0.25%
Israel Government Bond — Fixed
3.75%, 03/31/24	ILS	1,050	342,413
4.00%, 01/31/18	ILS	100	28,646
5.00%, 01/31/20	ILS	100	31,418
5.50%, 01/31/22	ILS	500	170,328
5.50%, 01/31/42	ILS	350	142,009
6.00%, 02/28/19	ILS	100	30,693
6.25%, 10/30/26	ILS	350	137,131
Israel Government International Bond
1.50%, 01/18/27[a]	EUR	100	119,682

			1,002,320
ITALY — 7.78%
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR	300	354,206

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
0.10%, 04/15/19	EUR	860	$1,019,375
0.35%, 11/01/21	EUR	970	1,132,961
0.45%, 06/01/21	EUR	1,300	1,534,034
0.65%, 11/01/20	EUR	250	298,750
0.65%, 10/15/23	EUR	170	193,297
0.70%, 05/01/20	EUR	200	239,502
0.95%, 03/15/23	EUR	750	878,777
1.05%, 12/01/19	EUR	1,400	1,690,760
1.25%, 12/01/26	EUR	630	698,865
1.35%, 04/15/22	EUR	200	241,971
1.50%, 08/01/19	EUR	700	851,727
1.50%, 06/01/25	EUR	300	348,554
1.60%, 06/01/26	EUR	400	460,480
1.65%, 03/01/32[e]	EUR	520	552,349
1.85%, 05/15/24	EUR	190	229,713
2.00%, 12/01/25	EUR	1,300	1,555,983
2.15%, 12/15/21	EUR	150	188,308
2.20%, 06/01/27	EUR	250	297,860
2.25%, 09/01/36[e]	EUR	440	478,728
2.45%, 09/01/33[e]	EUR	300	344,801
2.50%, 05/01/19	EUR	210	259,111
2.50%, 12/01/24	EUR	600	751,952
2.70%, 03/01/47[e]	EUR	240	256,036
2.80%, 03/01/67[e]	EUR	190	190,574
3.25%, 09/01/46[e]	EUR	275	328,294
3.45%, 03/01/48[e]	EUR	200	243,707
3.50%, 12/01/18	EUR	150	185,733
3.50%, 03/01/30[e]	EUR	770	1,015,372
3.75%, 03/01/21	EUR	350	462,903
3.75%, 05/01/21	EUR	470	622,870
3.75%, 08/01/21[a]	EUR	350	465,403
3.75%, 09/01/24	EUR	400	541,774
4.00%, 09/01/20	EUR	80	105,340
4.00%, 02/01/37[a]	EUR	430	595,817
4.25%, 02/01/19[a]	EUR	400	503,344
4.25%, 09/01/19	EUR	200	257,022
4.25%, 03/01/20	EUR	500	652,807
4.50%, 08/01/18	EUR	500	618,067
4.50%, 02/01/20[a]	EUR	500	654,835
4.50%, 05/01/23	EUR	980	1,372,212
4.50%, 03/01/26[a]	EUR	100	142,785
4.75%, 09/01/21	EUR	250	344,772
4.75%, 08/01/23[e]	EUR	100	142,593
4.75%, 09/01/28[e]	EUR	530	776,608
4.75%, 09/01/44[e]	EUR	400	605,648
5.00%, 03/01/25[e]	EUR	350	511,591
5.00%, 08/01/34[a]	EUR	550	850,138
5.00%, 08/01/39[a]	EUR	110	171,819
5.00%, 09/01/40[a]	EUR	520	804,233
5.25%, 11/01/29	EUR	100	154,232
5.50%, 11/01/22	EUR	500	725,628
5.75%, 02/01/33	EUR	140	230,879
6.00%, 05/01/31	EUR	400	665,838
6.50%, 11/01/27	EUR	400	661,193
9.00%, 11/01/23	EUR	160	276,414

			30,738,545
JAPAN — 12.77%
Japan Government Five Year Bond
0.10%, 06/20/19	JPY	60,000	545,232
0.10%, 09/20/19	JPY	35,000	318,103

Security	Principal (000s)		Value
0.10%, 12/20/19	JPY	130,000	$1,181,830
0.10%, 03/20/20	JPY	130,000	1,182,383
0.10%, 06/20/20	JPY	120,000	1,091,854
0.10%, 09/20/20	JPY	75,000	682,477
0.10%, 12/20/20	JPY	50,000	455,107
0.10%, 03/20/21	JPY	100,000	910,629
0.10%, 06/20/21	JPY	20,000	182,196
0.10%, 06/20/22	JPY	60,000	547,295
0.20%, 09/20/18	JPY	100,000	908,195
0.20%, 12/20/18	JPY	100,000	908,991
0.20%, 03/20/19	JPY	28,000	254,687
0.20%, 06/20/19	JPY	20,000	182,063
0.20%, 09/20/19	JPY	50,000	455,396
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	26,000	187,176
0.90%, 03/20/57	JPY	5,000	42,822
1.40%, 03/20/55	JPY	11,000	111,280
1.70%, 03/20/54	JPY	10,000	109,770
1.90%, 03/20/53	JPY	9,000	103,779
2.00%, 03/20/52	JPY	11,000	129,752
2.20%, 03/20/49	JPY	5,000	61,283
2.20%, 03/20/51	JPY	9,000	110,720
Japan Government Ten Year Bond
0.10%, 06/20/26	JPY	100,000	909,571
0.10%, 03/20/27	JPY	45,000	408,435
0.30%, 12/20/24	JPY	28,000	258,988
0.30%, 12/20/25	JPY	50,000	462,917
0.40%, 03/20/25	JPY	70,000	652,360
0.40%, 06/20/25	JPY	35,000	326,224
0.40%, 09/20/25	JPY	57,500	536,242
0.50%, 09/20/24	JPY	70,000	656,427
0.60%, 03/20/23	JPY	90,000	843,961
0.60%, 09/20/23	JPY	35,000	329,005
0.60%, 12/20/23	JPY	75,000	706,043
0.60%, 03/20/24	JPY	115,000	1,083,557
0.60%, 06/20/24	JPY	40,000	377,385
0.70%, 12/20/22	JPY	50,000	470,677
0.80%, 09/20/22	JPY	70,000	661,197
0.80%, 12/20/22	JPY	70,000	662,369
0.80%, 06/20/23	JPY	90,000	854,802
0.80%, 09/20/23	JPY	90,000	856,024
0.90%, 03/20/22	JPY	80,000	756,219
0.90%, 06/20/22	JPY	30,000	284,171
1.00%, 09/20/20	JPY	60,000	561,338
1.00%, 09/20/21	JPY	20,000	188,962
1.00%, 12/20/21	JPY	25,000	236,739
1.00%, 03/20/22	JPY	20,000	189,895
1.20%, 12/20/20	JPY	90,000	849,581
1.20%, 06/20/21	JPY	20,000	189,938
1.30%, 12/20/19	JPY	20,000	187,033
1.30%, 03/20/20	JPY	150,000	1,407,281
1.40%, 09/20/19	JPY	50,000	467,071
1.40%, 03/20/20	JPY	130,000	1,222,749
1.50%, 09/20/18	JPY	20,000	184,323
1.50%, 06/20/19	JPY	32,000	298,395
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	23,000	179,229
0.50%, 09/20/46	JPY	29,000	238,509
0.80%, 03/20/46	JPY	36,000	322,073
0.80%, 03/20/47	JPY	26,000	231,613
0.80%, 06/20/47	JPY	7,000	62,155

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
1.40%, 12/20/45	JPY	25,000	$258,272
1.50%, 12/20/44	JPY	12,500	132,159
1.50%, 03/20/45	JPY	22,000	232,542
1.70%, 12/20/43	JPY	12,000	132,106
1.70%, 06/20/44	JPY	10,000	110,136
1.70%, 09/20/44	JPY	7,000	77,116
1.80%, 03/20/43	JPY	30,000	336,596
1.90%, 09/20/42	JPY	24,000	273,597
2.00%, 09/20/40	JPY	20,000	230,867
2.00%, 09/20/41	JPY	14,000	162,059
2.00%, 03/20/42	JPY	12,250	141,888
2.20%, 09/20/39	JPY	15,000	178,059
2.20%, 03/20/41	JPY	32,000	382,361
2.30%, 03/20/35	JPY	29,000	343,948
2.30%, 06/20/35	JPY	15,000	177,813
2.30%, 03/20/39	JPY	19,500	234,436
2.30%, 03/20/40	JPY	14,000	169,292
2.40%, 09/20/38	JPY	12,000	145,995
2.50%, 09/20/37	JPY	49,000	601,468
2.50%, 03/20/38	JPY	5,000	61,555
Japan Government Twenty Year Bond
0.40%, 03/20/36	JPY	38,000	336,066
0.50%, 09/20/36	JPY	34,000	304,555
0.70%, 03/20/37	JPY	40,000	369,660
0.80%, 06/20/23	JPY	100,000	949,735
1.00%, 12/20/35	JPY	25,000	245,432
1.20%, 12/20/34	JPY	46,000	467,519
1.20%, 03/20/35	JPY	30,000	304,873
1.20%, 09/20/35	JPY	5,000	50,734
1.30%, 06/20/35	JPY	22,500	232,200
1.40%, 09/20/34	JPY	10,000	104,700
1.50%, 03/20/33	JPY	35,000	372,015
1.50%, 03/20/34	JPY	25,000	265,548
1.50%, 06/20/34	JPY	10,000	106,183
1.60%, 03/20/33	JPY	35,000	376,722
1.60%, 12/20/33	JPY	15,000	161,343
1.70%, 12/20/22	JPY	100,000	990,144
1.70%, 12/20/31	JPY	10,000	108,380
1.70%, 03/20/32	JPY	24,000	260,448
1.70%, 06/20/32	JPY	30,000	325,967
1.70%, 09/20/32	JPY	26,000	282,994
1.70%, 12/20/32	JPY	25,000	272,356
1.70%, 06/20/33	JPY	10,000	108,920
1.70%, 09/20/33	JPY	22,000	239,785
1.80%, 06/20/31	JPY	11,000	120,289
1.80%, 09/20/31	JPY	12,500	136,835
1.80%, 12/20/31	JPY	10,000	109,640
1.90%, 12/20/28	JPY	10,000	108,427
1.90%, 09/20/30	JPY	45,000	495,336
1.90%, 06/20/31	JPY	30,000	332,046
2.00%, 03/20/27	JPY	35,000	375,417
2.00%, 06/20/30	JPY	20,000	221,976
Series 49
2.10%, 03/22/21	JPY	36,000	351,480
2.10%, 12/20/26	JPY	107,000	1,152,679
2.10%, 03/20/27	JPY	50,000	540,608
2.10%, 09/20/27	JPY	30,000	326,637
2.10%, 12/20/27	JPY	50,000	545,857
2.10%, 06/20/29	JPY	40,000	444,208
2.10%, 09/20/29	JPY	25,000	278,361
2.10%, 03/20/30	JPY	10,000	111,852
2.10%, 12/20/30	JPY	36,000	405,561

Security	Principal (000s)		Value
2.20%, 09/21/20	JPY	30,000	$290,850
2.20%, 03/20/28	JPY	5,000	55,225
2.20%, 12/20/29	JPY	18,000	202,862
2.20%, 03/20/30	JPY	15,000	169,447
2.30%, 06/20/27	JPY	25,000	275,770
2.40%, 03/20/20	JPY	30,000	289,265
Japan Government Two Year Bond
0.10%, 03/15/19	JPY	90,000	817,327
0.10%, 04/15/19	JPY	100,000	908,322

			50,461,299
LATVIA — 0.08%
Latvia Government International Bond
2.63%, 01/21/21[a]	EUR	250	322,368

			322,368
LUXEMBOURG — 0.07%
Luxembourg Government Bond
0.63%, 02/01/27[a]	EUR	70	81,924
2.13%, 07/10/23[a]	EUR	100	131,996
2.25%, 03/19/28[a]	EUR	50	67,875

			281,795
MALAYSIA — 0.56%
Malaysia Government Bond
3.48%, 03/15/23	MYR	1,000	228,616
3.58%, 09/28/18	MYR	200	46,882
3.66%, 10/15/20	MYR	600	140,355
3.80%, 08/17/23	MYR	2,500	578,167
3.89%, 07/31/20	MYR	1,000	235,490
3.90%, 11/30/26	MYR	1,900	437,406
4.25%, 05/31/35	MYR	300	67,972
4.38%, 11/29/19	MYR	600	142,940
4.50%, 04/15/30	MYR	850	200,788
4.94%, 09/30/43	MYR	450	106,513
Malaysia Government Investment Issue
3.99%, 10/15/25	MYR	150	34,604

			2,219,733
MEXICO — 0.73%
Mexican Bonos
5.75%, 03/05/26	MXN	2,000	104,093
6.50%, 06/10/21	MXN	4,500	250,071
6.50%, 06/09/22	MXN	3,000	166,324
7.50%, 06/03/27	MXN	2,000	117,099
7.75%, 05/29/31	MXN	5,000	297,765
7.75%, 11/13/42	MXN	2,000	119,172
8.00%, 06/11/20	MXN	6,000	347,028
8.00%, 12/07/23	MXN	8,000	476,088
8.50%, 12/13/18	MXN	5,000	285,518
8.50%, 05/31/29	MXN	2,000	126,067
8.50%, 11/18/38	MXN	5,500	352,134
Mexico Government International Bond
1.38%, 01/15/25	EUR	100	115,239
3.00%, 03/06/45	EUR	100	108,483

			2,865,081

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
NETHERLANDS — 1.76%
Netherlands Government Bond
0.00%, 01/15/22[e]	EUR	300	$357,534
0.25%, 01/15/20	EUR	600	722,213
0.50%, 07/15/26[e]	EUR	500	589,347
1.25%, 01/15/19[e]	EUR	50	60,630
1.75%, 07/15/23[e]	EUR	240	312,654
2.00%, 07/15/24[e]	EUR	400	531,366
2.25%, 07/15/22[e]	EUR	900	1,189,430
2.50%, 01/15/33[e]	EUR	210	302,533
2.75%, 01/15/47[e]	EUR	240	378,295
3.25%, 07/15/21[e]	EUR	270	364,268
3.50%, 07/15/20[e]	EUR	100	131,999
3.75%, 01/15/42[e]	EUR	300	540,641
4.00%, 07/15/18[e]	EUR	150	184,701
4.00%, 07/15/19[e]	EUR	500	643,540
4.00%, 01/15/37[e]	EUR	355	633,351

			6,942,502

NEW ZEALAND — 0.26%
New Zealand Government Bond
2.75%, 04/15/25[a]	NZD	100	74,562
2.75%, 04/15/37[a]	NZD	110	72,625
3.00%, 04/15/20	NZD	300	227,573
3.50%, 04/14/33[a]	NZD	70	53,299
4.50%, 04/15/27[a]	NZD	100	84,425
5.00%, 03/15/19[a]	NZD	200	157,242
5.50%, 04/15/23[a]	NZD	200	173,033
6.00%, 05/15/21[a]	NZD	220	187,181

			1,029,940

NORWAY — 0.27%
Kommunalbanken AS
4.25%, 07/16/25	AUD	150	128,854
Norway Government Bond
1.50%, 02/19/26[e]	NOK	650	81,773
1.75%, 03/13/25[e]	NOK	550	70,959
1.75%, 02/17/27[e]	NOK	500	63,786
2.00%, 05/24/23[e]	NOK	1,000	131,842
3.00%, 03/14/24[e]	NOK	1,450	202,507
3.75%, 05/25/21[e]	NOK	1,700	237,633
4.50%, 05/22/19[e]	NOK	1,200	162,404

			1,079,758

PERU — 0.03%
Peruvian Government International Bond
2.75%, 01/30/26	EUR	100	128,294

			128,294

POLAND — 0.66%
Republic of Poland Government International Bond
0.88%, 10/14/21[a]	EUR	270	327,084
0.88%, 05/10/27[a]	EUR	100	113,479
1.38%, 10/22/27[a]	EUR	160	189,527
1.50%, 09/09/25[a]	EUR	100	123,161
1.50%, 01/19/26[a]	EUR	170	209,472
1.63%, 01/15/19[a]	EUR	300	362,115
2.38%, 01/18/36[a]	EUR	150	190,055

Security	Principal (000s)		Value
3.00%, 01/15/24[a]	EUR	150	$202,049
4.00%, 03/23/21	EUR	200	269,010
4.50%, 01/18/22[a]	EUR	160	224,010
5.25%, 01/20/25	EUR	100	154,291
5.63%, 06/20/18	EUR	200	248,154

			2,612,407

ROMANIA — 0.12%
Romanian Government International Bond
2.75%, 10/29/25[a]	EUR	60	75,386
2.88%, 05/26/28[a]	EUR	50	60,815
3.63%, 04/24/24[a]	EUR	50	67,169
4.88%, 11/07/19[a]	EUR	200	261,786

			465,156

RUSSIA — 0.22%
Russian Federal Bond — OFZ
6.70%, 05/15/19	RUB	10,000	162,975
7.00%, 08/16/23	RUB	2,000	31,946
7.05%, 01/19/28	RUB	11,455	181,220
7.60%, 04/14/21	RUB	15,000	247,949
7.75%, 09/16/26	RUB	15,000	249,297

			873,387

SINGAPORE — 0.41%
Singapore Government Bond
1.25%, 10/01/21	SGD	150	109,536
1.75%, 04/01/22	SGD	150	111,568
2.25%, 06/01/21	SGD	400	302,611
2.38%, 06/01/25	SGD	300	227,350
2.50%, 06/01/19	SGD	250	188,440
2.75%, 04/01/42	SGD	100	78,442
2.75%, 03/01/46	SGD	90	70,783
2.88%, 09/01/30	SGD	150	117,672
3.00%, 09/01/24	SGD	250	197,443
3.25%, 09/01/20	SGD	100	77,860
3.38%, 09/01/33	SGD	50	41,637
3.50%, 03/01/27	SGD	130	107,427

			1,630,769

SLOVAKIA — 0.16%
Slovakia Government Bond
1.38%, 01/21/27[a]	EUR	100	122,148
1.63%, 01/21/31[a]	EUR	130	157,066
1.88%, 03/09/37[a]	EUR	40	47,525
3.00%, 02/28/23[a]	EUR	150	207,090
4.35%, 10/14/25[a]	EUR	50	78,294

			612,123

SLOVENIA — 0.11%
Slovenia Government Bond
1.25%, 03/22/27[a]	EUR	110	130,978
1.75%, 11/03/40[a]	EUR	30	31,983
2.13%, 07/28/25[a]	EUR	100	131,000
2.25%, 03/03/32[a]	EUR	60	77,612
3.00%, 04/08/21[a]	EUR	50	65,743

			437,316

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
SOUTH AFRICA — 0.43%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	3,000	$161,754
6.50%, 02/28/41	ZAR	750	39,736
6.75%, 03/31/21	ZAR	1,000	73,908
7.00%, 02/28/31	ZAR	1,000	62,680
7.75%, 02/28/23	ZAR	2,100	157,683
8.00%, 12/21/18	ZAR	500	38,311
8.25%, 03/31/32	ZAR	8,000	552,146
8.75%, 01/31/44	ZAR	1,200	81,192
8.75%, 02/28/48	ZAR	2,000	135,296
10.50%, 12/21/26	ZAR	4,450	377,286

			1,679,992

SOUTH KOREA — 2.64%
Korea Treasury Bond
1.25%, 12/10/19	KRW	1,000,000	884,820
1.38%, 09/10/21	KRW	500,000	438,051
1.50%, 09/10/36	KRW	150,000	117,616
1.75%, 12/10/18	KRW	1,000,000	896,932
1.88%, 03/10/22	KRW	410,000	365,938
1.88%, 06/10/26	KRW	300,000	261,033
2.00%, 03/10/20	KRW	400,000	360,288
2.00%, 09/10/20	KRW	200,000	180,060
2.00%, 03/10/21	KRW	270,000	242,876
2.00%, 03/10/46	KRW	120,000	100,927
2.13%, 06/10/27	KRW	400,000	354,296
2.13%, 03/10/47	KRW	250,000	215,980
2.25%, 06/10/25	KRW	300,000	270,041
2.25%, 12/10/25	KRW	330,000	296,514
2.63%, 09/10/35	KRW	240,000	224,942
2.75%, 09/10/19	KRW	80,000	73,211
2.75%, 12/10/44	KRW	360,000	352,325
3.00%, 03/10/23	KRW	250,000	235,545
3.00%, 09/10/24	KRW	120,000	113,729
3.00%, 12/10/42	KRW	370,000	375,283
3.13%, 03/10/19	KRW	600,000	550,212
3.38%, 09/10/23	KRW	600,000	578,583
3.50%, 03/10/24	KRW	225,000	219,126
3.75%, 12/10/33	KRW	450,000	482,008
4.00%, 12/10/31	KRW	450,000	486,410
4.25%, 06/10/21	KRW	900,000	875,633
4.75%, 12/10/30	KRW	160,000	184,209
5.00%, 06/10/20	KRW	150,000	146,264
5.25%, 03/10/27	KRW	100,000	112,321
5.50%, 03/10/28	KRW	200,000	232,636
5.50%, 12/10/29	KRW	150,000	181,134

			10,408,943

SPAIN — 4.65%
Autonomous Community of Madrid Spain
0.75%, 04/30/22[a]	EUR	100	119,628
1.00%, 09/30/24[a]	EUR	50	58,642
1.19%, 05/08/22[a]	EUR	70	85,455
1.83%, 04/30/25[a]	EUR	50	61,395
FADE — Fondo de Amortizacion del Deficit Electrico
0.03%, 06/17/20[a]	EUR	200	236,281
0.85%, 09/17/19[a]	EUR	100	120,462

Security	Principal (000s)		Value
Instituto de Credito Oficial
0.50%, 12/15/17[a]	EUR	200	$236,519
4.38%, 05/20/19[a]	EUR	50	63,841
Spain Government Bond
0.25%, 01/31/19	EUR	1,000	1,189,600
0.40%, 04/30/22	EUR	330	391,669
0.75%, 07/30/21	EUR	210	254,872
1.15%, 07/30/20	EUR	400	490,115
1.30%, 10/31/26[e]	EUR	400	469,054
1.40%, 01/31/20	EUR	1,600	1,962,461
1.50%, 04/30/27[e]	EUR	750	885,312
1.60%, 04/30/25[e]	EUR	700	858,659
1.95%, 04/30/26[e]	EUR	400	496,987
1.95%, 07/30/30[e]	EUR	450	532,768
2.15%, 10/31/25[e]	EUR	350	443,285
2.35%, 07/30/33[e]	EUR	350	420,936
2.75%, 10/31/24[e]	EUR	240	318,548
2.90%, 10/31/46[e]	EUR	310	371,086
3.45%, 07/30/66[e]	EUR	100	126,134
3.75%, 10/31/18	EUR	400	496,458
3.80%, 04/30/24[e]	EUR	250	352,657
4.20%, 01/31/37[e]	EUR	240	363,660
4.40%, 10/31/23[e]	EUR	1,000	1,449,463
4.60%, 07/30/19[e]	EUR	260	336,511
4.65%, 07/30/25[e]	EUR	300	449,486
4.70%, 07/30/41[e]	EUR	350	565,937
4.80%, 01/31/24[e]	EUR	250	370,937
4.85%, 10/31/20[e]	EUR	850	1,163,076
4.90%, 07/30/40[e]	EUR	400	663,334
5.15%, 10/31/28[e]	EUR	450	718,020
5.40%, 01/31/23[e]	EUR	150	224,354
5.50%, 04/30/21[e]	EUR	300	426,676
5.75%, 07/30/32	EUR	250	436,619
6.00%, 01/31/29	EUR	100	170,645

			18,381,542

SUPRANATIONAL — 2.92%
African Development Bank
0.13%, 10/07/26	EUR	50	55,264
Asian Development Bank
2.60%, 01/16/20[a]	AUD	50	40,333
Council of Europe Development Bank
0.00%, 04/10/24[a]	EUR	150	174,648
0.75%, 06/09/25[a]	EUR	50	60,133
European Financial Stability Facility
0.10%, 01/19/21[a]	EUR	200	238,462
0.38%, 10/11/24[a]	EUR	350	410,938
0.50%, 01/20/23[a]	EUR	100	120,624
0.75%, 05/03/27[a]	EUR	190	222,263
0.88%, 04/16/18[a]	EUR	250	297,500
1.25%, 01/22/19[a]	EUR	250	302,125
1.25%, 05/24/33[a]	EUR	120	139,298
1.38%, 05/31/47[a]	EUR	120	129,224
1.50%, 01/22/20[a]	EUR	100	123,402
1.70%, 02/13/43[a]	EUR	150	177,710
1.75%, 06/27/24[a]	EUR	100	128,898
2.13%, 02/19/24[a]	EUR	50	65,872
2.35%, 07/29/44[a]	EUR	50	67,089
2.75%, 12/03/29[a]	EUR	80	112,587

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
3.00%, 09/04/34[a]	EUR	50	$73,594
3.38%, 07/05/21[a]	EUR	50	67,191
3.38%, 04/03/37[a]	EUR	80	125,203
European Investment Bank
0.00%, 10/16/23	EUR	200	233,143
0.00%, 03/15/24	EUR	250	290,084
0.00%, 03/13/26	EUR	60	67,296
0.13%, 04/15/25	EUR	50	57,782
0.25%, 10/14/24[a]	EUR	130	153,209
0.38%, 04/14/26[a]	EUR	350	406,225
0.50%, 01/15/27	EUR	150	174,448
0.63%, 01/17/20[a]	GBP	200	264,340
1.00%, 07/13/18	EUR	200	239,134
1.00%, 09/21/26[a]	GBP	40	50,951
1.00%, 04/14/32[a]	EUR	90	103,810
1.13%, 02/18/20	CAD	50	39,433
1.13%, 09/07/21[a]	GBP	270	361,497
1.13%, 04/13/33[a]	EUR	400	466,521
1.13%, 09/15/36[a]	EUR	100	112,699
Series 2000
1.50%, 07/15/20	EUR	100	124,500
1.75%, 09/15/45[a]	EUR	60	72,834
2.13%, 02/04/19[a]	CAD	180	145,251
2.25%, 03/07/20[a]	GBP	50	68,834
2.25%, 10/14/22[a]	EUR	200	263,801
2.75%, 09/15/21	EUR	300	397,078
3.50%, 04/15/27[a]	EUR	50	75,100
3.88%, 06/08/37	GBP	50	85,715
4.00%, 04/15/30	EUR	100	160,488
4.00%, 10/15/37	EUR	150	259,993
4.25%, 04/15/19	EUR	50	63,717
4.63%, 04/15/20	EUR	50	67,013
5.00%, 04/15/39	GBP	40	79,764
5.63%, 06/07/32	GBP	100	196,184
6.00%, 08/06/20	AUD	50	44,169
6.50%, 08/07/19	AUD	100	86,678
European Stability Mechanism
0.00%, 10/18/22[a]	EUR	100	117,879
0.50%, 03/02/26[a]	EUR	200	234,930
0.75%, 03/15/27[a]	EUR	200	237,139
Series 43
0.88%, 10/15/19[a]	EUR	20	24,270
0.88%, 07/18/42[a]	EUR	80	81,709
1.00%, 09/23/25[a]	EUR	100	122,700
1.25%, 10/15/18[a]	EUR	50	60,190
1.38%, 03/04/21[a]	EUR	50	62,505
1.63%, 11/17/36[a]	EUR	50	61,454
1.80%, 11/02/46[a]	EUR	150	182,562
1.85%, 12/01/55[a]	EUR	50	59,729
European Union
0.75%, 04/04/31[a]	EUR	160	181,061
1.50%, 10/04/35[a]	EUR	60	73,223
1.88%, 04/04/24[a]	EUR	270	354,496
2.50%, 11/04/27[a]	EUR	50	69,282
2.75%, 09/21/21[a]	EUR	50	66,118
3.38%, 04/04/32[a]	EUR	50	77,021
3.75%, 04/04/42[a]	EUR	80	136,888
Inter-American Development Bank
2.50%, 04/14/27[a]	AUD	100	74,861
3.25%, 02/07/20	AUD	50	40,967
International Bank for Reconstruction & Development
0.63%, 12/15/23	GBP	200	258,462

Security	Principal (000s)		Value
0.63%, 01/12/33	EUR	60	$64,221
1.13%, 03/11/20	CAD	50	39,468
1.38%, 12/15/20	GBP	100	135,293
2.50%, 03/12/20	AUD	50	40,259
3.75%, 02/10/20	NZD	50	38,552
International Finance Corp.
2.70%, 02/05/21	AUD	100	80,696
2.80%, 08/15/22	AUD	250	201,482

			11,521,466

SWEDEN — 0.60%
Kommuninvest I Sverige AB
1.00%, 09/15/21[a]	SEK	700	88,954
Sweden Government Bond
0.75%, 05/12/28	SEK	1,100	133,320
1.00%, 11/12/26	SEK	500	63,317
1.50%, 11/13/23[e]	SEK	1,450	192,631
2.25%, 06/01/32	SEK	500	69,408
2.50%, 05/12/25	SEK	1,800	255,948
3.50%, 03/30/39	SEK	650	107,463
4.25%, 03/12/19	SEK	1,800	240,372
5.00%, 12/01/20	SEK	8,300	1,208,946

			2,360,359

SWITZERLAND — 0.30%
Swiss Confederation Government Bond
0.00%, 06/22/29[a]	CHF	1,150	1,172,229

			1,172,229

THAILAND — 0.54%
Thailand Government Bond
2.55%, 06/26/20	THB	5,000	154,451
2.88%, 06/17/46	THB	7,300	199,986
3.40%, 06/17/36	THB	5,900	186,687
3.63%, 06/16/23	THB	5,500	179,736
3.65%, 12/17/21	THB	6,000	194,544
3.80%, 06/14/41	THB	2,000	64,898
3.85%, 12/12/25	THB	5,000	167,285
3.88%, 06/13/19	THB	6,500	203,795
4.26%, 12/12/37[a]	THB	4,800	164,831
4.85%, 06/17/61	THB	2,000	76,660
4.88%, 06/22/29	THB	15,000	552,615

			2,145,488

UNITED KINGDOM — 7.94%
LCR Finance PLC
4.50%, 12/07/28[a]	GBP	50	85,270
Transport for London
2.13%, 04/24/25[a]	GBP	100	138,541
United Kingdom Gilt
0.50%, 07/22/22[a]	GBP	680	892,596
1.25%, 07/22/18[a]	GBP	400	532,239
1.25%, 07/22/27[a]	GBP	250	328,572
1.50%, 01/22/21[a]	GBP	900	1,232,457
1.50%, 07/22/26[a]	GBP	670	911,984
1.50%, 07/22/47[a]	GBP	310	375,062
1.75%, 07/22/19[a]	GBP	1,290	1,750,348
1.75%, 09/07/22[a]	GBP	190	265,203

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
1.75%, 09/07/37[a]	GBP	150	$194,695
1.75%, 07/22/57[a]	GBP	90	119,117
2.00%, 07/22/20[a]	GBP	620	858,123
2.00%, 09/07/25[a]	GBP	565	803,809
2.25%, 09/07/23[a]	GBP	400	575,565
2.50%, 07/22/65[a]	GBP	280	466,051
2.75%, 09/07/24[a]	GBP	160	238,550
3.25%, 01/22/44[a]	GBP	540	910,645
3.50%, 01/22/45[a]	GBP	420	742,549
3.50%, 07/22/68[a]	GBP	380	807,664
3.75%, 09/07/19[a]	GBP	170	240,684
3.75%, 09/07/20[a]	GBP	400	583,491
3.75%, 07/22/52[a]	GBP	525	1,044,098
4.00%, 03/07/22[a]	GBP	840	1,285,143
4.00%, 01/22/60[a]	GBP	440	979,159
4.25%, 12/07/27[a]	GBP	390	664,665
4.25%, 06/07/32[a]	GBP	300	534,272
4.25%, 03/07/36[a]	GBP	475	873,565
4.25%, 09/07/39[a]	GBP	480	907,611
4.25%, 12/07/40[a]	GBP	545	1,043,040
4.25%, 12/07/46[a]	GBP	635	1,284,300
4.25%, 12/07/49[a]	GBP	280	586,737
4.25%, 12/07/55[a]	GBP	675	1,513,047
4.50%, 03/07/19[a]	GBP	1,015	1,428,850
4.50%, 09/07/34[a]	GBP	920	1,716,337
4.50%, 12/07/42[a]	GBP	555	1,119,513
4.75%, 03/07/20[a]	GBP	450	662,675
4.75%, 12/07/30[a]	GBP	325	597,805
4.75%, 12/07/38[a]	GBP	480	961,248
6.00%, 12/07/28[a]	GBP	480	946,687
8.00%, 06/07/21[a]	GBP	100	170,380

			31,372,347

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $284,665,808)			300,893,044

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[f,g]	150	$150,252

		150,252

TOTAL SHORT-TERM INVESTMENTS
(Cost: $150,252)		150,252

TOTAL INVESTMENTS IN SECURITIES — 98.99%
(Cost: $368,759,599)[h]		391,071,173
Other Assets, Less Liabilities — 1.01%		3,991,347

NET ASSETS — 100.00%		$395,062,520

VRN	— Variable Rate Note

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	Security is perpetual in nature with no stated maturity date.
[d]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	The cost of investments for federal income tax purposes was $368,911,994. Net unrealized appreciation was $22,159,179, of which $23,755,516 represented gross unrealized appreciation on securities and $1,596,337 represented gross unrealized depreciation on securities.

Schedule 1 — Forward Currency Contracts

Forward currency contracts outstanding as of July 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	250,000	USD	199,472	CITI	09/05/2017	$33
AUD	15,995,000	USD	12,738,898	UBS	08/03/2017	30,555
CAD	310,000	USD	238,835	MS	08/03/2017	9,064
CHF	4,110,000	USD	4,241,486	UBS	08/03/2017	18,243
CZK	19,280,000	USD	865,739	BOA	08/03/2017	6,285
DKK	16,640,000	USD	2,623,985	BOA	08/03/2017	14,227
EUR	400,000	USD	455,390	RBS	08/03/2017	16,234
EUR	196,500,000	USD	230,652,842	UBS	08/03/2017	1,032,840
EUR	800,000	USD	913,815	MS	08/03/2017	29,434
GBP	36,100,000	USD	47,207,970	JPM	08/03/2017	386,006
ILS	3,200,000	USD	898,498	BOA	08/03/2017	404
JPY	1,137,140,000	USD	10,279,696	TDB	08/03/2017	12,059
JPY	67,000,000	USD	607,208	CITI	09/05/2017	26
JPY	1,137,140,000	USD	10,287,555	BNP	08/03/2017	4,200
JPY	1,137,140,000	USD	10,288,997	CITI	08/03/2017	2,758
JPY	1,137,140,000	USD	10,282,392	UBS	08/03/2017	9,363
JPY	1,137,140,000	USD	10,288,997	BOA	08/03/2017	2,758
MXN	11,600,000	USD	645,901	CITI	09/05/2017	477
NOK	7,770,000	USD	979,089	BOA	08/03/2017	4,304
NZD	1,470,000	USD	1,100,001	TDB	08/03/2017	2,110
SEK	34,105,000	USD	4,193,925	BBP	08/03/2017	22,507
THB	64,000,000	USD	1,921,720	SCB	08/03/2017	1,580
USD	4,844,639	CAD	6,045,000	TDB	09/05/2017	8,182
USD	4,849,026	CAD	6,045,000	BNP	09/05/2017	12,570
USD	4,845,691	CAD	6,045,000	UBS	09/05/2017	9,235
USD	4,850,201	CAD	6,045,000	CITI	09/05/2017	13,745
USD	4,852,191	CAD	6,055,000	BOA	09/05/2017	7,733
USD	4,303,327	CHF	4,110,000	UBS	08/03/2017	43,597
USD	916,735	ILS	3,200,000	SOC	08/03/2017	17,833
USD	3,330,096	MXN	59,520,000	UBS	09/05/2017	13,507
USD	2,139,927	MYR	9,130,000	MS	09/14/2017	11,226
USD	940,478	RUB	54,630,000	CITI	09/14/2017	40,158
USD	1,622,012	SGD	2,200,000	UBS	09/05/2017	323

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	1,923,944	THB	64,000,000	SCB	09/05/2017	$260
USD	1,831,689	ZAR	24,040,000	BOA	08/03/2017	9,911
USD	1,821,433	ZAR	24,040,000	SCB	09/05/2017	9,482
ZAR	1,400,000	USD	105,432	CITI	09/05/2017	90

						1,803,319

CAD	6,045,000	USD	4,842,198	TDB	08/03/2017	(8,170)
CAD	610,000	USD	488,057	JPM	09/05/2017	(11)
CAD	860,000	USD	688,091	CITI	09/05/2017	(26)
CAD	6,045,000	USD	4,846,616	BNP	08/03/2017	(12,588)
CAD	6,045,000	USD	4,843,323	UBS	08/03/2017	(9,295)
CAD	6,045,000	USD	4,847,634	CITI	08/03/2017	(13,607)
CAD	6,055,000	USD	4,849,820	BOA	08/03/2017	(7,795)
CZK	1,800,000	USD	81,621	CITI	09/05/2017	(26)
DKK	1,790,000	USD	284,412	CITI	09/05/2017	(100)
EUR	5,070,000	USD	5,989,130	CITI	09/05/2017	(1,102)
JPY	24,880,000	USD	225,492	JPM	09/05/2017	—
MXN	59,520,000	USD	3,347,608	UBS	08/03/2017	(13,529)
SGD	2,200,000	USD	1,621,355	UBS	08/03/2017	(352)
USD	84,346	AUD	110,000	DB	08/03/2017	(3,471)
USD	12,205,065	AUD	15,885,000	CITI	08/03/2017	(476,571)
USD	12,733,939	AUD	15,995,000	UBS	09/05/2017	(30,395)
USD	23,537,616	CAD	30,545,000	CITI	08/03/2017	(888,418)
USD	4,250,324	CHF	4,110,000	UBS	09/05/2017	(18,209)
USD	843,265	CZK	19,280,000	BBP	08/03/2017	(28,759)
USD	867,609	CZK	19,280,000	BOA	09/05/2017	(6,359)
USD	2,557,521	DKK	16,640,000	BBP	08/03/2017	(80,691)
USD	2,628,710	DKK	16,640,000	BOA	09/05/2017	(14,279)
USD	45,202,128	EUR	39,540,000	BNP	08/03/2017	(1,417,983)
USD	45,221,107	EUR	39,540,000	UBS	08/03/2017	(1,399,004)
USD	45,224,191	EUR	39,540,000	BOA	08/03/2017	(1,395,920)
USD	45,197,937	EUR	39,540,000	CITI	08/03/2017	(1,422,175)
USD	45,199,637	EUR	39,540,000	TDB	08/03/2017	(1,420,474)
USD	230,830,132	EUR	196,310,000	UBS	09/05/2017	(1,025,835)
USD	46,718,201	GBP	36,100,000	JPM	08/03/2017	(875,775)
USD	47,258,221	GBP	36,100,000	JPM	09/05/2017	(387,275)
USD	529,429	HUF	145,000,000	GS	09/14/2017	(33,425)
USD	899,660	ILS	3,200,000	BOA	09/05/2017	(418)
USD	10,146,250	JPY	1,137,140,000	TDB	08/03/2017	(145,505)
USD	10,160,747	JPY	1,137,140,000	BNP	08/03/2017	(131,008)
USD	10,159,022	JPY	1,137,140,000	CITI	08/03/2017	(132,733)
USD	10,154,486	JPY	1,137,140,000	UBS	08/03/2017	(137,269)
USD	10,147,147	JPY	1,137,140,000	BOA	08/03/2017	(144,608)
USD	10,294,120	JPY	1,137,140,000	TDB	09/05/2017	(11,998)
USD	10,301,907	JPY	1,137,140,000	BNP	09/05/2017	(4,211)
USD	10,296,730	JPY	1,137,140,000	UBS	09/05/2017	(9,388)
USD	10,303,401	JPY	1,137,140,000	CITI	09/05/2017	(2,717)
USD	10,303,261	JPY	1,137,140,000	BOA	09/05/2017	(2,857)
USD	10,465,995	KRW	11,720,000,000	CITI	09/14/2017	(10,763)
USD	3,289,114	MXN	59,520,000	BBP	08/03/2017	(44,965)
USD	926,575	NOK	7,770,000	BOA	08/03/2017	(56,818)
USD	979,780	NOK	7,770,000	BOA	09/05/2017	(4,330)
USD	1,078,568	NZD	1,470,000	BBP	08/03/2017	(23,543)
USD	1,099,348	NZD	1,470,000	TDB	09/05/2017	(2,108)
USD	4,042,505	SEK	34,105,000	BOA	08/03/2017	(173,927)
USD	4,201,520	SEK	34,105,000	BBP	09/05/2017	(22,627)
USD	1,598,936	SGD	2,200,000	UBS	08/03/2017	(22,066)
USD	1,884,570	THB	64,000,000	SCB	08/03/2017	(38,730)

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
ZAR	24,040,000	USD	1,831,312	SCB	08/03/2017	$(9,534)

						(12,123,742)

			Net unrealized depreciation			$(10,320,423)

Counterparties:

BBP — Barclays Bank PLC Wholesale

BNP — BNP Paribas SA

BOA — Bank of America N.A.

CITI — Citibank N.A. London

DB — Deutsche Bank AG London

GS — Goldman Sachs International

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

RBS — Royal Bank of Scotland

SCB — Standard Chartered Bank

SOC — Societe Generale

TDB — Toronto Dominion Bank

UBS — UBS AG London

Currency abbreviation:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SGD — Singapore Dollar

SEK — Swedish Krona

THB — Thai Baht

USD — United States Dollar

ZAR — South African Rand

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2017

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$90,027,877	$—	$90,027,877
Foreign government obligations	—	300,893,044	—	300,893,044
Money market funds	150,252	—	—	150,252

Total	$150,252	$390,920,921	$—	$391,071,173

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$1,803,319	$—	$1,803,319
Liabilities:
Forward currency contracts	—	(12,123,742)	—	(12,123,742)

Total	$—	$(10,320,423)	$—	$(10,320,423)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

115

Schedule of Investments  (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.29%
Chase Issuance Trust
Series 2016-A2, Class A
1.37%, 06/15/21	$600	$596,601
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1
2.88%, 01/23/23	500	515,321
Series 2014-A8, Class A8
1.73%, 04/09/20	500	500,917
Series 2016-A1, Class A1
1.75%, 11/19/21	700	699,966
Series 2017-A3, Class A3
1.92%, 04/07/22	800	802,183

TOTAL ASSET-BACKED SECURITIES
(Cost: $3,118,739)		3,114,988

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.28%

MORTGAGE-BACKED SECURITIES — 1.28%
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4
3.31%, 04/10/49	1,000	1,018,355
Series 2017-P7, Class A4
3.71%, 04/14/50	750	788,145
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	947	986,861
Series 2013-CR12, Class A4
4.05%, 10/10/46	200	214,350
Series 2014-UBS4, Class AM
3.97%, 08/10/47	750	781,564
Series 2015-CR25, Class A4
3.76%, 08/10/48	650	682,173
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4
4.13%, 08/15/46[a]	1,020	1,097,829
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	1,000	1,071,072
Series 2015-C29, Class A2
2.92%, 05/15/48 (Call 06/15/20)	500	510,063
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5
4.06%, 02/15/47	2,000	2,139,581
Series 2015-C22, Class A4
3.31%, 04/15/48	500	511,909
Series 2015-C23, Class A4
3.72%, 07/15/50	500	524,995
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4
3.18%, 03/10/46	2,000	2,052,237
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB
3.24%, 12/15/47	750	777,393
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2
3.43%, 06/15/45	200	208,133

Security	Principal (000s)	Value
Series 2012-C10, Class A3
2.88%, 12/15/45	$100	$101,676
Series 2014-C21, Class A2
2.92%, 08/15/47	425	432,924

		13,899,260

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $13,849,589)		13,899,260

CORPORATE BONDS & NOTES — 34.23%

ADVERTISING — 0.06%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[b]	25	18,931
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	50	52,033
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	25	25,986
5.38%, 01/15/24 (Call 01/15/19)	50	52,592
5.75%, 02/01/26 (Call 02/01/21)	50	54,297
MDC Partners Inc.
6.50%, 05/01/24 (Call 05/01/19)[b]	25	25,201
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	25	25,303
3.63%, 05/01/22	210	220,231
4.45%, 08/15/20	100	106,647
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 08/31/17)	15	15,597
5.63%, 02/15/24 (Call 02/15/19)	25	26,144
5.88%, 03/15/25 (Call 09/15/19)	50	52,348

		675,310

AEROSPACE & DEFENSE — 0.45%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	50	53,122
5.40%, 04/15/21 (Call 01/15/21)	75	80,063
5.90%, 02/01/27	50	55,025
5.95%, 02/01/37	50	51,435
6.15%, 08/15/20	54	58,965
BAE Systems Holdings Inc.
3.80%, 10/07/24[b]	100	105,016
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	25	24,015
2.80%, 03/01/27 (Call 12/01/26)	250	248,747
3.65%, 03/01/47 (Call 09/01/46)	100	99,748
5.88%, 02/15/40	100	130,725
6.00%, 03/15/19	50	53,408
Embraer Netherlands Finance BV
5.05%, 06/15/25	200	209,108
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	25	27,239
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	200	194,228
2.13%, 08/15/26 (Call 05/15/26)	55	51,896
2.25%, 11/15/22 (Call 08/15/22)	75	75,149
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	100	103,990
4.40%, 12/15/20	100	106,318
5.05%, 04/27/45 (Call 10/27/44)	25	28,275

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[b]	$50	$52,536
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 08/31/17)	36	36,763
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	200	203,534
2.90%, 03/01/25 (Call 12/01/24)	100	100,210
3.35%, 09/15/21	200	209,248
3.55%, 01/15/26 (Call 10/15/25)	35	36,458
3.80%, 03/01/45 (Call 09/01/44)	100	98,010
4.70%, 05/15/46 (Call 11/15/45)	275	308,588
Northrop Grumman Corp.
3.25%, 08/01/23	50	51,953
3.85%, 04/15/45 (Call 10/15/44)	50	49,385
4.75%, 06/01/43	75	84,209
Orbital ATK Inc.
5.50%, 10/01/23 (Call 10/01/18)	25	26,284
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	75	75,879
3.13%, 10/15/20	175	182,226
Rockwell Collins Inc.
3.50%, 03/15/27 (Call 12/15/26)	85	87,204
3.70%, 12/15/23 (Call 09/15/23)	25	26,173
4.35%, 04/15/47 (Call 10/15/46)	25	26,226
TransDigm Inc.
5.50%, 10/15/20 (Call 08/31/17)	15	15,260
6.00%, 07/15/22 (Call 08/31/17)	100	104,381
6.38%, 06/15/26 (Call 06/15/21)	75	78,339
6.50%, 07/15/24 (Call 07/15/19)	50	52,935
6.50%, 05/15/25 (Call 05/15/20)	25	26,301
Triumph Group Inc.
4.88%, 04/01/21 (Call 08/31/17)	50	47,360
United Technologies Corp.
1.50%, 11/01/19	75	74,779
3.10%, 06/01/22	350	363,286
3.13%, 05/04/27 (Call 02/04/27)	150	151,560
4.50%, 04/15/20	135	144,739
4.50%, 06/01/42	275	299,805
5.70%, 04/15/40	50	62,786

		4,832,889
AGRICULTURE — 0.32%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)[b]	55	57,885
9.88%, 07/15/21 (Call 08/31/17)	10	8,891
Altria Group Inc.
2.85%, 08/09/22	150	152,871
4.00%, 01/31/24	195	208,318
4.75%, 05/05/21	225	246,015
5.38%, 01/31/44	250	295,207
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	150	144,248
4.54%, 03/26/42	50	54,513
BAT International Finance PLC
3.95%, 06/15/25[b]	150	156,862
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	240	246,670
Imperial Brands Finance PLC
3.75%, 07/21/22 (Call 05/21/22)[b]	200	209,678

Security	Principal (000s)	Value
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	$100	$99,060
2.00%, 02/21/20	50	50,213
2.75%, 02/25/26 (Call 11/25/25)	25	24,544
3.25%, 11/10/24	25	25,649
3.38%, 08/11/25 (Call 05/11/25)	75	77,183
4.25%, 11/10/44	275	283,280
4.50%, 03/26/20	300	320,793
Reynolds American Inc.
4.00%, 06/12/22	305	324,001
4.45%, 06/12/25 (Call 03/12/25)	210	226,397
5.70%, 08/15/35 (Call 02/15/35)	75	89,651
5.85%, 08/15/45 (Call 02/15/45)	150	182,353
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[b]	35	36,054

		3,520,336
AIRLINES — 0.13%
Air Canada
7.75%, 04/15/21[b,c]	25	28,675
Air Canada Pass Through Trust
Series 2015-1, Class A
3.60%, 09/15/28[b]	94	95,025
Allegiant Travel Co.
5.50%, 07/15/19	73	75,438
American Airlines Group Inc.
4.63%, 03/01/20[b,c]	25	25,819
5.50%, 10/01/19[b]	50	52,331
American Airlines Pass Through Trust Series 2013-2, Class A
4.95%, 07/15/24	146	156,269
Delta Air Lines Inc. Pass Through Trust
Series 2015-1, Class AA
3.63%, 01/30/29	69	71,275
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	205	208,077
2.75%, 11/06/19 (Call 10/06/19)	250	253,967
U.S. Airways Pass Through Trust
Series 2013-1
3.95%, 05/15/27	20	20,930
United Airlines Pass Through Trust
Series 2013-1A, Class A
4.30%, 02/15/27	44	46,436
Series 2015-1, Class AA
3.45%, 06/01/29	143	145,906
Series 2016-2, Class AA
2.88%, 04/07/30	50	48,979
United Continental Holdings Inc.
5.00%, 02/01/24	100	101,438
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[b]	25	26,163
8.50%, 11/15/19[b]	25	26,423

		1,383,151
APPAREL — 0.06%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)[b]	125	127,405

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)	$115	$120,748
NIKE Inc.
3.88%, 11/01/45 (Call 05/01/45)	95	96,373
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	175	177,875
William Carter Co. (The)
5.25%, 08/15/21 (Call 08/31/17)	50	51,456
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)[b]	25	24,774

		598,631
AUTO MANUFACTURERS — 0.58%
American Honda Finance Corp.
1.50%, 11/19/18	50	49,933
1.70%, 02/22/19	25	25,030
1.70%, 09/09/21	25	24,584
2.13%, 10/10/18	200	201,396
2.30%, 09/09/26	60	56,953
2.45%, 09/24/20	100	101,679
BCD Acquisition Inc.
9.63%, 09/15/23 (Call 09/15/19)[b]	25	27,466
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)[b]	25	24,411
Daimler Finance North America LLC
1.65%, 05/18/18[b]	150	149,967
2.45%, 05/18/20[b]	150	151,285
3.25%, 08/01/24[b]	150	152,035
8.50%, 01/18/31	198	298,517
Fiat Chrysler Automobiles NV
5.25%, 04/15/23[c]	200	208,564
Ford Motor Co.
4.75%, 01/15/43	186	180,466
5.29%, 12/08/46 (Call 06/08/46)	25	25,735
7.45%, 07/16/31	50	64,045
Ford Motor Credit Co. LLC
3.10%, 05/04/23	250	248,285
3.20%, 01/15/21	300	306,069
5.88%, 08/02/21	200	223,312
8.13%, 01/15/20	200	227,274
General Motors Co.
3.50%, 10/02/18	125	127,199
4.88%, 10/02/23	75	80,941
5.00%, 04/01/35	100	101,819
5.20%, 04/01/45	117	117,140
6.60%, 04/01/36 (Call 10/01/35)	50	58,771
General Motors Financial Co. Inc.
3.10%, 01/15/19	140	142,078
3.15%, 06/30/22 (Call 05/30/22)	200	200,742
3.20%, 07/13/20 (Call 06/13/20)	125	127,807
3.45%, 01/14/22 (Call 12/14/21)	25	25,539
3.45%, 04/10/22 (Call 02/10/22)	160	163,227
3.50%, 07/10/19	375	384,206
3.70%, 11/24/20 (Call 10/24/20)	135	139,888
4.00%, 01/15/25 (Call 10/15/24)	200	202,256
4.30%, 07/13/25 (Call 04/13/25)	100	102,602
Hyundai Capital America
2.50%, 03/18/19[d]	200	200,680
2.60%, 03/19/20[d]	100	100,414
Navistar International Corp.
8.25%, 11/01/21 (Call 08/31/17)	50	50,586

Security	Principal (000s)	Value
PACCAR Financial Corp.
1.30%, 05/10/19	$75	$74,538
2.25%, 02/25/21	25	25,080
Toyota Motor Credit Corp.
1.25%, 10/05/17	25	24,995
1.70%, 02/19/19	215	215,432
1.95%, 04/17/20	100	100,279
2.00%, 10/24/18	125	125,761
2.10%, 01/17/19	350	352,604
2.90%, 04/17/24	100	101,573
3.20%, 01/11/27	110	112,163
3.30%, 01/12/22	75	78,292
3.40%, 09/15/21	25	26,211

		6,309,829
AUTO PARTS & EQUIPMENT — 0.10%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[b]	25	25,845
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)[b,c]	35	34,834
7.75%, 11/15/19	27	29,642
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	30	30,362
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)[b]	35	35,267
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[b]	100	103,867
Dana Inc.
5.38%, 09/15/21 (Call 08/31/17)	50	51,540
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)	100	106,583
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 (Call 05/31/21)	100	102,971
5.13%, 11/15/23 (Call 11/15/18)	50	52,045
IHO Verwaltungs GmbH 4.50% (5.25% PIK)
4.50%, 09/15/23 (Call 09/15/19)[b,e]	200	206,028
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	50	53,558
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	50	53,360
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)	50	51,185
ZF North America Capital Inc.
4.50%, 04/29/22[b]	150	157,671

		1,094,758
BANKS — 6.79%
ABN AMRO Bank NV
4.75%, 07/28/25[b]	200	213,544
ADCB Finance Cayman Ltd.
3.00%, 03/04/19[d]	200	202,032
Agricultural Bank of China Ltd./New York
2.75%, 05/21/20	250	251,340
Alfa Bank AO Via Alfa Bond Issuance PLC
7.50%, 09/26/19[d]	200	216,018
Amber Circle Funding Ltd.
3.25%, 12/04/22[d]	200	203,630

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Australia & New Zealand Banking Group Ltd./ New York NY
2.25%, 06/13/19	$275	$277,269
Axis Bank Ltd./Dubai
2.88%, 06/01/21[d]	200	199,468
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[d]	200	213,552
Banco Davivienda SA
5.88%, 07/09/22[d]	200	214,430
Banco de Credito del Peru
4.25%, 04/01/23[d]	200	212,350
Banco do Brasil SA/Cayman
5.38%, 01/15/21[d]	200	206,680
Banco do Brasil SA/Cayman Islands
5.88%, 01/26/22[d]	200	206,972
Banco Santander SA
4.25%, 04/11/27	200	209,078
Banco Votorantim SA
7.38%, 01/21/20[d]	100	106,922
Bancolombia SA
5.13%, 09/11/22	200	209,802
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	200	202,802
Bank Nederlandse Gemeenten NV
2.38%, 03/16/26[b]	250	245,545
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	25	24,967
2.50%, 10/21/22 (Call 10/21/21)	345	341,850
2.63%, 10/19/20	100	101,281
2.63%, 04/19/21	300	302,442
3.25%, 10/21/27 (Call 10/21/26)	75	72,999
3.30%, 01/11/23	210	215,420
3.50%, 04/19/26	250	252,397
3.88%, 08/01/25	200	208,284
4.00%, 04/01/24	75	79,118
4.00%, 01/22/25	325	334,496
4.10%, 07/24/23	75	79,848
4.13%, 01/22/24	100	106,276
4.18%, 11/25/27 (Call 11/25/26)	25	25,853
4.25%, 10/22/26	25	26,038
4.45%, 03/03/26	50	52,698
4.88%, 04/01/44	250	281,665
5.00%, 01/21/44	50	57,153
5.63%, 07/01/20	75	82,163
5.88%, 01/05/21	25	27,871
5.88%, 02/07/42	50	63,395
6.11%, 01/29/37	100	123,568
7.75%, 05/14/38	150	219,296
VRN, (3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[f]	300	301,632
VRN, (3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[f]	300	303,315
VRN, (3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38 (Call 04/24/37)[f]	400	415,428
Bank of America N.A.
2.05%, 12/07/18	400	402,168
Bank of China Ltd.
5.00%, 11/13/24[d]	300	324,582
Bank of China Ltd./Hong Kong
3.13%, 01/23/19[d]	200	202,638
Bank of China Ltd./Luxembourg
2.25%, 07/12/21[d]	200	196,192

Security	Principal (000s)	Value
Bank of Communications Co. Ltd. VRN, (5 year CMT + 2.850%)
4.50%, 10/03/24 (Call 10/03/19)[d,f]	$200	$206,132
Bank of Montreal
1.90%, 08/27/21	275	271,120
2.10%, 06/15/20	50	50,106
2.38%, 01/25/19 (Call 12/25/18)	200	201,758
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	100	99,500
2.20%, 03/04/19 (Call 02/02/19)	250	251,795
2.20%, 05/15/19 (Call 04/15/19)	25	25,208
2.45%, 08/17/26 (Call 05/17/26)	250	238,748
2.60%, 08/17/20 (Call 07/17/20)	130	132,356
2.60%, 02/07/22 (Call 01/07/22)	150	151,643
3.00%, 10/30/28 (Call 07/30/28)	50	48,633
3.25%, 05/16/27 (Call 02/16/27)	35	35,527
3.65%, 02/04/24 (Call 01/05/24)	25	26,318
VRN, (3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)[f]	170	173,453
Series G
2.15%, 02/24/20 (Call 01/24/20)	190	191,583
Bank of Nova Scotia (The)
2.35%, 10/21/20	650	654,368
2.45%, 03/22/21	25	25,222
2.70%, 03/07/22	50	50,429
4.50%, 12/16/25	100	105,666
Barclays PLC
2.88%, 06/08/20	400	405,036
3.20%, 08/10/21	200	204,006
4.38%, 01/12/26	200	209,994
5.20%, 05/12/26	200	213,396
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	225	226,944
2.63%, 06/29/20 (Call 05/29/20)	400	407,772
2.75%, 04/01/22 (Call 03/01/22)	50	50,927
BBVA Bancomer SA/Texas
6.50%, 03/10/21[d]	150	165,578
7.25%, 04/22/20[d]	100	109,255
BNP Paribas SA
2.40%, 12/12/18	100	100,893
2.70%, 08/20/18	200	202,174
VRN, (3 mo. LIBOR US + 1.290%)
7.20%, (Call 06/25/37)[b,f,g]	100	115,887
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	25	25,897
BPCE SA
3.38%, 12/02/26	250	254,120
4.00%, 04/15/24	250	265,565
4.50%, 03/15/25[b]	250	258,397
Caixa Economica Federal
4.50%, 10/03/18[d]	150	152,756
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	100	100,000
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	105	104,045
3.50%, 06/15/23	275	282,557
3.75%, 07/28/26 (Call 06/28/26)	100	98,218
4.20%, 10/29/25 (Call 09/29/25)	205	208,827
4.75%, 07/15/21	75	81,096

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.760%)
1.00%, 05/12/20 (Call 04/12/20)[h]	$50	$50,221
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/05/19)	300	301,557
CBQ Finance Ltd.
3.25%, 06/13/21[d]	200	198,552
China Construction Bank Asia Corp. Ltd. VRN, (5 year CMT + 2.750%)
4.25%, 08/20/24 (Call 08/20/19)[d,f]	200	205,164
China Development Bank
2.50%, 10/09/20[d]	200	200,260
3.38%, 01/24/27[d]	200	200,522
CITIC Ltd.
3.70%, 06/14/26[d]	200	199,588
6.80%, 01/17/23[d]	200	234,866
Citigroup Inc.
1.55%, 08/14/17	25	25,001
1.85%, 11/24/17	25	25,022
2.05%, 12/07/18	250	250,912
2.05%, 06/07/19	350	350,605
2.40%, 02/18/20	150	151,172
2.65%, 10/26/20	200	202,474
2.70%, 03/30/21	200	202,040
2.90%, 12/08/21 (Call 11/08/21)	150	152,121
3.20%, 10/21/26 (Call 07/21/26)	100	97,668
3.30%, 04/27/25	10	10,055
3.88%, 03/26/25	150	152,447
4.00%, 08/05/24	200	207,240
4.05%, 07/30/22	100	104,986
4.45%, 09/29/27	150	157,787
4.60%, 03/09/26	250	265,312
4.65%, 07/30/45	120	130,760
4.75%, 05/18/46	50	53,145
5.30%, 05/06/44	200	227,408
6.13%, 11/21/17	25	25,339
6.63%, 06/15/32	500	632,260
VRN, (3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48 (Call 04/24/47)[f]	150	154,166
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	100	104,287
Commonwealth Bank of Australia
2.00%, 09/06/21[b]	100	98,547
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	250	251,752
Cooperatieve Rabobank UA
3.88%, 02/08/22	650	692,620
4.38%, 08/04/25	250	264,365
5.25%, 08/04/45	250	292,617
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	251,995
2.75%, 01/10/22	250	254,922
Credit Agricole SA VRN, (3 mo. LIBOR US + 6.982%)
8.38%, (Call 10/13/19)[b,f,g]	100	111,566
Credit Agricole SA/London
2.63%, 10/03/18[b]	250	252,470
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21[d]	200	206,976
Credit Suisse AG/New York NY
3.63%, 09/09/24	250	259,330
Credit Suisse Group AG
3.57%, 01/09/23 (Call 01/09/22)[b]	300	308,028
4.28%, 01/09/28 (Call 01/09/27)[b]	250	261,505

Security	Principal (000s)	Value
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	$500	$511,885
3.80%, 09/15/22	250	261,292
Deutsche Bank AG
3.13%, 01/13/21	50	50,612
4.25%, 10/14/21	250	263,100
VRN, (5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)[f]	200	201,716
Deutsche Bank AG/London
2.50%, 02/13/19	375	377,077
3.70%, 05/30/24	155	157,376
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[d]	200	199,038
Emirates NBD PJSC
3.25%, 11/19/19[d]	200	202,766
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	100	99,854
4.30%, 01/16/24 (Call 12/16/23)	25	26,581
8.25%, 03/01/38	135	201,732
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	200,814
3.85%, 03/15/26 (Call 02/15/26)	200	206,454
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	100	102,699
Goldman Sachs Capital I
6.35%, 02/15/34	250	310,467
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	250	247,760
2.55%, 10/23/19	200	202,412
2.63%, 01/31/19	250	252,727
2.63%, 04/25/21 (Call 03/25/21)	50	50,276
2.75%, 09/15/20 (Call 08/15/20)	230	233,372
3.50%, 01/23/25 (Call 10/23/24)	250	253,412
3.63%, 01/22/23	100	103,554
3.75%, 05/22/25 (Call 02/22/25)	25	25,689
3.75%, 02/25/26 (Call 11/25/25)	455	465,674
4.00%, 03/03/24	200	210,230
4.25%, 10/21/25	115	119,783
4.75%, 10/21/45 (Call 04/21/45)	50	55,291
4.80%, 07/08/44 (Call 01/08/44)	250	277,222
5.15%, 05/22/45	200	225,750
5.25%, 07/27/21	100	109,883
5.75%, 01/24/22	100	112,614
5.95%, 01/15/27	22	25,802
6.25%, 02/01/41	50	65,358
6.75%, 10/01/37	225	295,371
7.50%, 02/15/19	100	108,357
FRN, (3 mo. LIBOR US + 1.200%)
1.00%, 04/30/18[h]	50	50,350
HSBC Holdings PLC
4.25%, 08/18/25	200	208,100
4.30%, 03/08/26	400	429,048
5.10%, 04/05/21	375	410,044
6.10%, 01/14/42	150	198,786
6.50%, 05/02/36	100	129,049
6.50%, 09/15/37	100	130,315
6.80%, 06/01/38	112	151,248
HSBC USA Inc.
2.25%, 06/23/19	100	100,672
3.50%, 06/23/24	100	103,160

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Huntington National Bank (The)
2.88%, 08/20/20 (Call 07/20/20)	$250	$254,620
ICICI Bank Ltd./Dubai
3.50%, 03/18/20[d]	200	203,804
Industrial & Commercial Bank of China Ltd./Dubai
2.63%, 05/26/20[d]	200	199,834
Industrial & Commercial Bank of China Ltd./ New York
3.23%, 11/13/19	250	254,655
Industrial & Commercial Bank of China Ltd./Singapore
2.00%, 05/10/19[d]	200	198,914
ING Bank NV
2.00%, 11/26/18[b]	200	200,472
2.50%, 10/01/19[b]	250	252,445
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[d]	200	207,966
6.20%, 12/21/21[d]	400	434,224
JPMorgan Chase & Co.
2.00%, 08/15/17	25	25,005
2.25%, 01/23/20 (Call 12/23/19)	250	251,757
2.55%, 03/01/21 (Call 02/01/21)	375	378,881
2.70%, 05/18/23 (Call 03/18/23)	425	423,908
2.75%, 06/23/20 (Call 05/23/20)	125	127,505
2.95%, 10/01/26 (Call 07/01/26)	250	243,735
2.97%, 01/15/23 (Call 01/15/22)	125	126,661
3.13%, 01/23/25 (Call 10/23/24)	775	775,612
3.25%, 09/23/22	200	206,576
3.30%, 04/01/26 (Call 01/01/26)	340	340,371
3.38%, 05/01/23	196	200,165
3.63%, 12/01/27 (Call 12/01/26)	25	24,994
3.88%, 02/01/24	75	79,028
3.88%, 09/10/24	100	103,810
3.90%, 07/15/25 (Call 04/15/25)	200	209,960
4.13%, 12/15/26	25	26,105
4.25%, 10/15/20	400	426,612
4.25%, 10/01/27	25	26,382
4.85%, 02/01/44	50	57,187
4.95%, 06/01/45	50	55,959
5.63%, 08/16/43	100	121,819
6.00%, 01/15/18	25	25,483
6.40%, 05/15/38	250	334,610
VRN, (3 mo. LIBOR US + 1.380%)
3.54%, 05/01/28 (Call 05/01/27)[f]	50	50,391
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 08/31/17)[d]	100	97,875
KEB Hana Bank
2.50%, 01/27/21[d]	200	198,812
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	248,710
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	160	161,056
2.90%, 09/15/20	140	143,060
KfW
0.00%, 04/18/36	150	85,200
0.00%, 06/29/37	100	54,918
1.00%, 07/15/19	150	148,530
1.13%, 11/16/18	150	149,429
1.25%, 09/30/19	450	447,084
1.50%, 04/20/20	1,000	996,180
1.50%, 06/15/21	650	641,680
1.63%, 03/15/21	50	49,698
1.75%, 10/15/19	100	100,413
1.75%, 03/31/20	50	50,156

Security	Principal (000s)	Value
1.88%, 04/01/19	$350	$352,257
2.00%, 10/04/22	100	99,820
2.00%, 05/02/25	650	635,004
2.13%, 03/07/22	100	100,692
2.13%, 06/15/22	300	301,713
2.13%, 01/17/23	500	501,135
2.50%, 11/20/24	100	101,365
2.75%, 10/01/20	250	257,732
Korea Development Bank (The)
2.00%, 09/12/26	200	182,842
3.00%, 09/14/22	200	203,466
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	50	49,769
1.75%, 07/27/26	100	94,246
1.88%, 09/17/18	100	100,517
2.38%, 03/24/21[d]	220	224,257
2.38%, 06/10/25	150	150,186
Lloyds Bank PLC
2.70%, 08/17/20	250	254,620
Lloyds Banking Group PLC
4.50%, 11/04/24	200	209,078
4.58%, 12/10/25	200	209,072
Macquarie Bank Ltd.
2.60%, 06/24/19[b]	350	353,479
Mellon Funding Corp.
5.50%, 11/15/18	50	52,290
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	200	203,610
3.68%, 02/22/27	100	103,692
3.85%, 03/01/26	400	418,884
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[b]	250	252,620
Mizuho Financial Group Inc.
2.63%, 04/12/21[b]	200	200,488
4.35%, 10/20/25[b]	250	263,480
Morgan Stanley
2.38%, 07/23/19	250	252,020
2.50%, 01/24/19	100	100,902
2.50%, 04/21/21	200	200,642
2.63%, 11/17/21	100	100,327
2.65%, 01/27/20	525	532,040
2.80%, 06/16/20	95	96,727
3.13%, 07/27/26	175	171,329
3.75%, 02/25/23	205	214,004
3.95%, 04/23/27	25	25,415
4.00%, 07/23/25	50	52,464
4.30%, 01/27/45	300	309,453
4.35%, 09/08/26	100	104,932
4.38%, 01/22/47	100	104,529
4.88%, 11/01/22	520	566,124
5.00%, 11/24/25	100	109,315
5.50%, 01/26/20	300	323,973
6.38%, 07/24/42	115	153,418
7.25%, 04/01/32	125	171,801
FRN, (3 mo. LIBOR US + 0.740%)
1.00%, 01/05/18[h]	50	50,119
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	100	98,534
National Australia Bank Ltd./New York
2.50%, 05/22/22	250	249,525
2.63%, 07/23/20	400	405,548

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
National Bank of Canada
2.10%, 12/14/18	$500	$501,730
Nederlandse Waterschapsbank NV
2.38%, 03/24/26[b]	200	197,034
NRW Bank
1.25%, 07/29/19[d]	250	247,888
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	25	24,773
2.38%, 10/01/21	250	254,152
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[i]	500	503,450
2.45%, 11/05/20 (Call 10/06/20)[i]	300	303,600
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[i,j]	25	25,355
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 06/15/25 (Call 06/15/20)[b]	25	25,869
QNB Finance Ltd.
2.75%, 10/31/18[d]	200	200,052
RBC USA Holdco Corp.
5.25%, 09/15/20	25	27,107
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	251,050
Royal Bank of Canada
2.00%, 12/10/18	425	426,929
2.35%, 10/30/20	400	403,332
2.50%, 01/19/21	100	101,191
4.65%, 01/27/26	100	107,571
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	34	34,701
4.80%, 04/05/26	250	268,842
5.13%, 05/28/24	150	159,401
6.00%, 12/19/23	100	111,251
6.10%, 06/10/23	50	55,667
6.13%, 12/15/22	100	110,538
VRN, (3 mo. LIBOR US + 2.500%)
7.65%, (Call 09/30/31)[f,g]	65	80,672
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	100	100,270
2.70%, 05/24/19 (Call 04/24/19)	100	100,923
3.45%, 08/27/18 (Call 07/27/18)	70	71,082
4.50%, 07/17/25 (Call 04/17/25)	100	103,840
Santander UK Group Holdings PLC
2.88%, 10/16/20	225	228,596
Santander UK PLC
2.00%, 08/24/18	80	80,147
4.00%, 03/13/24	300	317,511
5.00%, 11/07/23[b]	200	216,974
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[d]	200	207,038
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20[b]	250	253,812
Societe Generale SA
2.63%, 09/16/20[b]	250	253,147
4.75%, 11/24/25[b]	200	211,116
Standard Chartered PLC
3.05%, 01/15/21[b]	400	406,384
4.05%, 04/12/26[b]	400	409,988
VRN, (3 mo. LIBOR US + 1.460%)
7.01%, (Call 07/30/37)[b,f,g]	100	114,684
State Bank of India/London
3.62%, 04/17/19[d]	200	203,732

Security	Principal (000s)	Value
State Street Corp.
2.55%, 08/18/20	$100	$102,080
2.65%, 05/19/26	75	73,117
3.55%, 08/18/25	60	62,984
3.70%, 11/20/23	172	183,522
VRN, (3 mo. LIBOR US + 0.635%)
2.65%, 05/15/23 (Call 05/15/22)[f]	100	100,747
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250	261,190
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	246,328
2.93%, 03/09/21	250	254,545
3.01%, 10/19/26	100	98,258
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	85	85,893
2.70%, 01/27/22 (Call 12/27/21)	250	251,837
SVB Financial Group
3.50%, 01/29/25	25	24,938
Svenska Handelsbanken AB
2.40%, 10/01/20	500	506,090
Swedbank AB
2.20%, 03/04/20[b]	200	200,692
Toronto-Dominion Bank (The)
1.45%, 08/13/19	350	347,578
1.80%, 07/13/21	234	231,166
2.25%, 11/05/19	25	25,222
2.50%, 12/14/20	50	50,755
Turkiye Is Bankasi AS
5.00%, 04/30/20[d]	400	406,320
Turkiye Vakiflar Bankasi TAO VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[d,f]	200	204,542
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	325	326,648
2.20%, 04/25/19 (Call 03/25/19)	225	227,054
3.00%, 03/15/22 (Call 02/15/22)	100	102,939
3.70%, 01/30/24 (Call 12/29/23)	100	105,700
Series V
2.38%, 07/22/26 (Call 06/22/26)	275	261,511
Series X
3.15%, 04/27/27 (Call 03/27/27)	75	75,543
UBS AG/Stamford CT
2.38%, 08/14/19	250	252,340
UBS Group Funding Switzerland AG
2.95%, 09/24/20[b]	220	224,827
4.13%, 04/15/26[b]	200	211,436
UniCredit SpA VRN, (5 year USD ICE Swap + 3.703%)
5.86%, 06/19/32 (Call 06/19/27)[b,c,f]	200	210,588
Vnesheconombank Via VEB Finance PLC
4.22%, 11/21/18[d]	200	203,256
VTB Bank OJSC Via VTB Capital SA
6.32%, 02/22/18[d]	200	203,922
Wachovia Corp.
6.55%, 10/15/35	200	249,578
Wells Fargo & Co.
2.10%, 07/26/21	200	197,788
2.50%, 03/04/21	50	50,353
2.55%, 12/07/20	100	101,347
3.00%, 02/19/25	383	380,966

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
3.00%, 04/22/26	$150	$147,593
3.00%, 10/23/26	90	88,349
3.30%, 09/09/24	505	514,837
3.50%, 03/08/22	200	208,262
3.55%, 09/29/25	250	257,287
4.10%, 06/03/26	75	78,188
4.40%, 06/14/46	25	25,562
4.60%, 04/01/21	100	107,910
4.65%, 11/04/44	25	26,461
4.90%, 11/17/45	350	383,887
5.38%, 11/02/43	100	116,484
5.61%, 01/15/44	275	329,290
Series N
2.15%, 01/30/20	300	301,491
Wells Fargo Bank N.A.
1.75%, 05/24/19	500	500,440
Westpac Banking Corp.
1.95%, 11/23/18	100	100,259
2.30%, 05/26/20	425	427,898
2.60%, 11/23/20	200	202,626
2.70%, 08/19/26	300	289,539
2.80%, 01/11/22	100	101,833
3.35%, 03/08/27	100	101,093
VRN, (5 year USD ICE Swap + 2.236%)
4.32%, 11/23/31 (Call 11/23/26)[f]	50	51,437
Woori Bank
2.63%, 07/20/21[d]	200	199,642
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19[d]	200	204,320

		73,765,167
BEVERAGES — 0.71%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	350	351,540
2.63%, 01/17/23	150	150,724
2.65%, 02/01/21 (Call 01/01/21)	800	813,328
3.65%, 02/01/26 (Call 11/01/25)	350	361,872
3.70%, 02/01/24	250	262,937
4.00%, 01/17/43	400	396,072
4.63%, 02/01/44	200	217,002
4.70%, 02/01/36 (Call 08/01/35)	100	110,514
4.90%, 02/01/46 (Call 08/01/45)	425	477,555
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	100	100,624
3.75%, 01/15/22	200	212,550
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)[b]	100	95,911
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	50	51,367
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	25	25,601
Coca-Cola Co. (The)
1.38%, 05/30/19	25	24,955
1.55%, 09/01/21	225	221,569
1.65%, 11/01/18	280	280,739
1.88%, 10/27/20	25	25,055
2.25%, 09/01/26	35	33,373
2.88%, 10/27/25	100	100,991
2.90%, 05/25/27	150	149,463
3.20%, 11/01/23	100	104,310

Security	Principal (000s)	Value
Constellation Brands Inc.
4.25%, 05/01/23	$100	$107,485
4.50%, 05/09/47 (Call 11/09/46)	200	208,054
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[b]	50	52,764
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	200	203,246
5.75%, 10/23/17	25	25,239
Diageo Investment Corp.
4.25%, 05/11/42	150	158,481
Dr Pepper Snapple Group Inc.
3.40%, 11/15/25 (Call 08/15/25)	35	35,691
3.43%, 06/15/27 (Call 03/15/27)	75	76,620
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)[b]	250	256,040
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	150	148,191
3.00%, 07/15/26 (Call 04/15/26)	115	111,965
4.20%, 07/15/46 (Call 01/15/46)	175	172,732
PepsiCo Inc.
1.55%, 05/02/19	100	100,037
2.15%, 10/14/20 (Call 09/14/20)	600	605,640
2.25%, 01/07/19 (Call 12/07/18)	50	50,477
2.25%, 05/02/22 (Call 04/02/22)	100	100,394
2.38%, 10/06/26 (Call 07/06/26)	100	95,775
3.10%, 07/17/22 (Call 05/17/22)	50	51,966
3.60%, 03/01/24 (Call 12/01/23)	50	52,840
4.00%, 05/02/47 (Call 11/02/46)	200	206,958
4.45%, 04/14/46 (Call 10/14/45)	50	54,844
5.50%, 01/15/40	100	124,313
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)[b]	150	150,373

		7,718,177
BIOTECHNOLOGY — 0.29%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[b]	25	24,656
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	100	98,061
2.60%, 08/19/26 (Call 05/19/26)	150	143,661
2.65%, 05/11/22 (Call 04/11/22)	25	25,282
3.13%, 05/01/25 (Call 02/01/25)	100	101,118
3.63%, 05/15/22 (Call 02/15/22)	50	52,596
4.40%, 05/01/45 (Call 11/01/44)	200	209,812
4.56%, 06/15/48 (Call 12/15/47)	50	53,462
4.66%, 06/15/51 (Call 12/15/50)	173	187,601
4.95%, 10/01/41	125	139,921
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	50	51,027
4.00%, 06/23/25 (Call 03/23/25)	65	68,404
5.25%, 06/23/45 (Call 12/23/44)	100	116,770
Biogen Inc.
2.90%, 09/15/20	25	25,654
4.05%, 09/15/25 (Call 06/15/25)	215	229,654
Celgene Corp.
2.13%, 08/15/18	55	55,238
2.88%, 08/15/20	200	204,960
3.55%, 08/15/22	125	131,139
3.88%, 08/15/25 (Call 05/15/25)	250	265,003
4.63%, 05/15/44 (Call 11/15/43)	75	80,725
5.00%, 08/15/45 (Call 02/15/45)	25	28,444

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[b]	$25	$4,500
9.50%, 10/21/22 (Call 12/15/18)[b]	25	5,094
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	25	24,874
2.55%, 09/01/20	75	76,513
3.50%, 02/01/25 (Call 11/01/24)	100	103,679
4.15%, 03/01/47 (Call 09/01/46)	290	292,175
4.50%, 02/01/45 (Call 08/01/44)	275	292,212

		3,092,235
BUILDING MATERIALS — 0.21%
Airxcel Inc.
8.50%, 02/15/22 (Call 02/15/19)[b]	50	53,022
BMC East LLC
5.50%, 10/01/24 (Call 10/01/19)[b]	25	26,255
Boise Cascade Co.
5.63%, 09/01/24 (Call 09/01/19)[b]	25	26,081
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[b]	25	26,373
10.75%, 08/15/23 (Call 08/15/18)[b]	50	57,811
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[d]	200	212,286
Griffon Corp.
5.25%, 03/01/22 (Call 08/31/17)	25	25,532
Holcim U.S. Finance Sarl & Cie. SCS
6.00%, 12/30/19[b]	100	108,225
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[j]	50	52,000
3.90%, 02/14/26 (Call 11/14/25)	40	42,351
4.50%, 02/15/47 (Call 08/15/46)	75	80,238
6.00%, 01/15/36	50	60,978
Lennox International Inc.
3.00%, 11/15/23 (Call 09/15/23)	75	75,327
Louisiana-Pacific Corp.
4.88%, 09/15/24 (Call 09/15/19)	40	40,956
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	51,474
3.50%, 11/15/27 (Call 08/15/27)	150	149,488
4.45%, 04/01/25 (Call 01/01/25)	75	80,303
7.13%, 03/15/20	4	4,477
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	100	106,190
7.00%, 12/01/36	43	55,165
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 08/31/17)	25	26,240
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[b]	15	15,843
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[b]	150	158,088
6.00%, 10/15/25 (Call 10/15/20)[b]	75	80,385
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	50	52,485
U.S. Concrete Inc.
6.38%, 06/01/24 (Call 06/01/19)[b]	80	85,426
USG Corp.
4.88%, 06/01/27 (Call 06/01/22)[b]	50	51,631
Votorantim Cimentos SA
7.25%, 04/05/41[d]	200	206,426

Security	Principal (000s)	Value
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	$50	$53,992
4.50%, 06/15/47 (Call 12/15/46)	100	102,042
7.50%, 06/15/21	100	118,041

		2,285,131
CHEMICALS — 0.66%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	175	179,142
5.25%, 01/15/45 (Call 07/15/44)	100	112,747
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)[b]	200	194,030
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	50	52,316
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	50	60,874
10.00%, 10/15/25 (Call 10/15/20)	25	30,851
Bluestar Finance Holdings Ltd.
4.38%, 06/11/20[d]	200	207,574
Braskem Finance Ltd.
5.75%, 04/15/21[d]	200	211,950
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	25	24,495
Celanese U.S. Holdings LLC
5.88%, 06/15/21	50	56,020
CF Industries Inc.
3.45%, 06/01/23[c]	50	47,229
4.95%, 06/01/43	25	21,505
5.15%, 03/15/34	70	64,331
5.38%, 03/15/44	25	22,486
6.88%, 05/01/18	100	103,511
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)	50	53,645
7.00%, 05/15/25 (Call 05/15/20)	50	55,748
CVR Partners LP/CVR Nitrogen Finance Corp.
9.25%, 06/15/23 (Call 06/15/19)[b]	28	28,534
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	175	179,394
3.50%, 10/01/24 (Call 07/01/24)	50	51,802
4.25%, 11/15/20 (Call 08/15/20)	50	53,153
4.38%, 11/15/42 (Call 05/15/42)	50	51,266
5.25%, 11/15/41 (Call 05/15/41)	65	75,119
8.55%, 05/15/19	100	111,677
9.40%, 05/15/39	50	84,354
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	272	275,563
3.60%, 08/15/22 (Call 05/15/22)	13	13,556
3.80%, 03/15/25 (Call 12/15/24)	76	78,390
4.80%, 09/01/42 (Call 03/01/42)	56	59,980
EI du Pont de Nemours & Co.
4.15%, 02/15/43	75	75,972
4.63%, 01/15/20	250	265,737
4.90%, 01/15/41	25	28,060
FMC Corp.
5.20%, 12/15/19	250	265,850
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/17)	75	70,618
10.38%, 02/01/22 (Call 02/01/19)[b]	80	80,964
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 08/31/17)	25	17,969

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Huntsman International LLC
5.13%, 11/15/22 (Call 08/15/22)	$50	$53,135
INEOS Group Holdings SA
5.63%, 08/01/24 (Call 08/01/19)[b,c]	200	206,818
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	200	204,136
INVISTA Finance LLC
4.25%, 10/15/19[b]	25	25,661
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA
8.38%, 12/01/22 (Call 06/01/19)[b]	25	25,750
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.00%, 04/15/25 (Call 04/15/20)[b]	100	107,744
LYB International Finance BV
4.00%, 07/15/23	100	106,727
4.88%, 03/15/44 (Call 09/15/43)	150	162,415
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	125	127,662
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	50	48,136
Mexichem SAB de CV
5.88%, 09/17/44[d]	200	203,532
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	25	24,026
4.20%, 07/15/34 (Call 01/15/34)	150	152,961
4.40%, 07/15/44 (Call 01/15/44)	29	29,775
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[c]	185	194,910
5.63%, 11/15/43 (Call 05/15/43)	35	35,982
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[b]	70	70,550
5.00%, 05/01/25 (Call 01/31/25)[b]	25	25,084
5.25%, 06/01/27[d]	50	50,177
Olin Corp.
5.13%, 09/15/27 (Call 03/15/22)	100	104,779
Perstorp Holding AB
8.50%, 06/30/21 (Call 11/18/18)[b]	200	213,444
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[b,c]	25	25,946
10.38%, 05/01/21 (Call 05/01/18)[b]	50	55,250
PolyOne Corp.
5.25%, 03/15/23	25	26,384
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	100	98,022
5.63%, 12/01/40	30	35,322
PPG Industries Inc.
3.60%, 11/15/20	25	26,151
PQ Corp.
6.75%, 11/15/22 (Call 05/15/19)[b]	25	27,059
Praxair Inc.
1.25%, 11/07/18	100	99,742
2.65%, 02/05/25 (Call 11/05/24)	250	247,957
3.55%, 11/07/42 (Call 05/07/42)	25	24,000
Rain CII Carbon LLC/CII Carbon Corp.
7.25%, 04/01/25 (Call 04/01/20)[b]	100	104,341
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/19)[b]	50	49,337
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	45	45,800
4.40%, 02/01/45 (Call 08/01/44)[b]	61	60,950
Syngenta Finance NV
3.13%, 03/28/22	175	173,724

Security	Principal (000s)	Value
TPC Group Inc.
8.75%, 12/15/20 (Call 08/31/17)[b]	$25	$23,524
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[b,c]	50	52,584
Versum Materials Inc.
5.50%, 09/30/24 (Call 09/30/21)[b]	25	26,469
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	35	35,182
4.63%, 02/15/21 (Call 02/15/18)	400	414,408

		7,191,968
COAL — 0.04%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
7.50%, 05/01/25 (Call 05/01/20)[b]	25	26,475
China Shenhua Overseas Capital Co. Ltd.
3.88%, 01/20/25[d]	200	205,198
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
12.00%, 11/01/21 (Call 11/01/18)	21	21,781
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 08/31/17)	75	75,295
Foresight Energy LLC/Foresight Energy Finance Corp.
11.50%, 04/01/23 (Call 04/01/20)[b]	25	23,627
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[b]	25	25,468
6.38%, 03/31/25 (Call 03/31/20)[b]	25	25,223
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.50%, 06/15/25 (Call 06/15/20)[b]	50	51,440

		454,507
COMMERCIAL SERVICES — 0.43%
ADT Corp. (The)
3.50%, 07/15/22	50	49,494
4.13%, 06/15/23	50	50,567
4.88%, 07/15/32[b]	50	45,932
5.25%, 03/15/20	25	26,400
6.25%, 10/15/21	25	27,257
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/15/18)[b]	25	22,064
APX Group Inc.
6.38%, 12/01/19 (Call 08/31/17)	29	29,780
7.88%, 12/01/22 (Call 12/01/18)	150	163,053
8.75%, 12/01/20 (Call 08/31/17)	25	25,717
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	490	497,193
3.38%, 09/15/25 (Call 06/15/25)	25	26,111
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 08/31/17)[b,c]	50	49,912
5.25%, 03/15/25 (Call 03/15/20)[b]	25	24,377
5.50%, 04/01/23 (Call 04/01/18)[c]	25	25,172
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	25	26,025
5.25%, 10/01/25 (Call 07/01/25)	50	53,629
Booz Allen Hamilton Inc.
5.13%, 05/01/25 (Call 05/01/20)[b]	25	24,934
Cardtronics Inc./Cardtronics USA Inc.
5.50%, 05/01/25 (Call 05/01/20)[b]	60	61,618
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)[b]	50	51,387
5.00%, 10/15/24 (Call 07/15/24)	25	26,452

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	$25	$21,434
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 08/31/17)[b]	25	26,489
CSVC Acquisition Corp.
7.75%, 06/15/25 (Call 06/15/20)[b]	100	102,982
DP World Ltd.
6.85%, 07/02/37[b]	100	121,271
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	25	24,357
3.25%, 01/14/23 (Call 11/14/22)	200	207,054
ERAC USA Finance LLC
3.80%, 11/01/25 (Call 08/01/25)[b]	50	51,616
5.63%, 03/15/42[b]	150	170,596
7.00%, 10/15/37[b]	100	129,810
Flexi-Van Leasing Inc.
7.88%, 08/15/18 (Call 08/31/17)[b]	44	43,419
GW Honos Security Corp.
8.75%, 05/15/25 (Call 05/15/20)[b]	30	31,876
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[b]	45	48,388
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[b,c]	25	20,384
5.88%, 10/15/20 (Call 08/31/17)[c]	50	46,960
6.25%, 10/15/22 (Call 10/15/17)[c]	50	43,700
6.75%, 04/15/19 (Call 08/31/17)	36	35,628
7.38%, 01/15/21 (Call 08/31/17)[c]	50	48,069
7.63%, 06/01/22 (Call 06/01/19)[b,c]	50	49,395
IHS Markit Ltd.
4.75%, 02/15/25 (Call 11/15/24)[b]	55	57,945
5.00%, 11/01/22 (Call 08/01/22)[b]	25	26,863
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[b]	50	52,997
Johns Hopkins University Series 2013
4.08%, 07/01/53	25	25,998
KAR Auction Services Inc.
5.13%, 06/01/25 (Call 06/01/20)[b]	50	52,115
Laureate Education Inc.
8.25%, 05/01/25 (Call 05/01/20)[b]	50	54,157
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)[b]	50	51,216
LSC Communications Inc.
8.75%, 10/15/23 (Call 10/15/19)[b]	25	26,265
Massachusetts Institute of Technology
4.68%, 07/01/14	160	173,365
5.60%, 07/01/11	25	31,847
Monitronics International Inc.
9.13%, 04/01/20 (Call 08/31/17)[c]	25	23,423
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)[b]	25	24,929
3.25%, 01/15/28 (Call 10/15/27)[b]	100	99,037
5.25%, 07/15/44	50	57,826
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[b]	50	51,531
5.50%, 10/01/21 (Call 08/31/17)[b]	25	25,778
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 08/31/17)	50	50,663
5.00%, 04/15/22 (Call 08/31/17)[b]	50	51,566
Northwestern University
3.87%, 12/01/48	25	26,267

Security	Principal (000s)	Value
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	$100	$94,201
3.62%, 10/01/37	15	15,504
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[b]	105	117,133
RR Donnelley & Sons Co.
7.88%, 03/15/21	50	53,996
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	100	108,091
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 08/31/17)	75	76,789
5.38%, 05/15/24 (Call 05/15/19)	25	26,527
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[b]	50	51,237
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	50	52,505
5.50%, 07/15/25 (Call 07/15/20)	50	53,003
5.50%, 05/15/27 (Call 05/15/22)	30	31,594
5.75%, 11/15/24 (Call 05/15/19)[c]	50	53,135
5.88%, 09/15/26 (Call 09/15/21)	50	53,784
7.63%, 04/15/22 (Call 08/31/17)	9	9,391
University of Notre Dame du Lac Series 2015
3.44%, 02/15/45	20	19,667
University of Southern California
3.03%, 10/01/39	300	279,966
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	50	52,036

		4,642,849
COMPUTERS — 0.80%
Apple Inc.
1.10%, 08/02/19	150	148,765
2.00%, 05/06/20	185	186,288
2.10%, 05/06/19	395	398,942
2.25%, 02/23/21 (Call 01/23/21)	650	656,175
2.40%, 05/03/23	125	124,985
2.50%, 02/09/25	100	98,287
2.85%, 05/06/21	300	308,988
3.00%, 02/09/24 (Call 12/09/23)	150	153,409
3.20%, 05/11/27 (Call 02/11/27)	165	167,237
3.25%, 02/23/26 (Call 11/23/25)	50	51,147
3.35%, 02/09/27 (Call 11/09/26)	25	25,689
3.45%, 05/06/24	50	52,367
3.45%, 02/09/45	250	234,760
3.85%, 05/04/43	125	125,262
4.25%, 02/09/47 (Call 08/09/46)	100	106,100
4.50%, 02/23/36 (Call 08/23/35)	100	113,005
4.65%, 02/23/46 (Call 08/23/45)	175	196,896
Computer Sciences Corp.
4.45%, 09/15/22	175	187,000
Conduent Finance Inc./Xerox Business Services LLC
10.50%, 12/15/24 (Call 12/15/20)[b]	50	58,450
Dell Inc.
5.65%, 04/15/18	50	51,096
5.88%, 06/15/19	100	105,543
7.10%, 04/15/28	25	27,648
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	100	102,407

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
4.42%, 06/15/21 (Call 05/15/21)[b]	$415	$438,240
5.88%, 06/15/21 (Call 06/15/18)[b]	25	26,169
6.02%, 06/15/26 (Call 03/15/26)[b]	195	217,431
7.13%, 06/15/24 (Call 06/15/19)[b]	150	166,729
8.35%, 07/15/46 (Call 01/15/46)[b]	150	195,964
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/19)	45	49,144
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)[b]	25	26,240
4.75%, 04/15/27 (Call 01/15/27)[b]	50	52,732
EMC Corp.
1.88%, 06/01/18	50	49,768
2.65%, 06/01/20	50	49,210
3.38%, 06/01/23 (Call 03/01/23)	100	96,995
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[b]	100	97,196
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 08/31/17)[b]	25	25,789
9.25%, 03/01/21 (Call 08/31/17)[b]	25	24,607
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	200	202,394
4.40%, 10/15/22 (Call 08/15/22)	100	106,677
4.90%, 10/15/25 (Call 07/15/25)	25	26,439
6.35%, 10/15/45 (Call 04/15/45)	115	123,028
HP Inc.
4.30%, 06/01/21	100	106,317
4.38%, 09/15/21	150	160,099
4.65%, 12/09/21	150	162,228
6.00%, 09/15/41	50	53,408
International Business Machines Corp.
1.63%, 05/15/20	200	199,024
1.80%, 05/17/19	500	501,905
1.95%, 02/12/19	200	201,162
2.25%, 02/19/21	100	100,808
3.30%, 01/27/27	100	101,374
3.38%, 08/01/23	100	104,276
4.00%, 06/20/42	100	100,409
4.70%, 02/19/46	100	111,581
8.38%, 11/01/19	25	28,618
Leidos Holdings Inc. Series 1
5.95%, 12/01/40 (Call 06/04/40)	25	25,257
Leidos Inc.
5.50%, 07/01/33	25	24,184
Lenovo Group Ltd.
3.88%, 03/16/22[d]	200	201,402
NCR Corp.
4.63%, 02/15/21 (Call 08/31/17)	25	25,501
5.00%, 07/15/22 (Call 08/31/17)	90	92,151
6.38%, 12/15/23 (Call 12/15/18)	25	26,771
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)	150	152,592
Seagate HDD Cayman
4.75%, 06/01/23	100	99,952
4.88%, 06/01/27 (Call 03/01/27)	100	95,669
5.75%, 12/01/34 (Call 06/01/34)	25	22,753
Western Digital Corp.
7.38%, 04/01/23 (Call 04/01/19)[b]	175	192,314
10.50%, 04/01/24 (Call 04/01/19)	150	177,487

		8,722,440

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.10%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[b]	$25	$26,286
Avon Products Inc.
6.50%, 03/01/19	50	51,929
7.00%, 03/15/23	75	69,243
Colgate-Palmolive Co.
4.00%, 08/15/45	50	51,831
Edgewell Personal Care Co.
4.70%, 05/24/22	50	53,749
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	50	50,079
4.38%, 06/15/45 (Call 12/15/44)	50	53,727
First Quality Finance Co. Inc.
5.00%, 07/01/25 (Call 07/01/20)[b]	45	46,475
Procter & Gamble Co. (The)
2.30%, 02/06/22	75	76,045
2.45%, 11/03/26	100	97,987
3.10%, 08/15/23	60	62,917
5.55%, 03/05/37	50	66,263
Revlon Consumer Products Corp.
6.25%, 08/01/24 (Call 08/01/19)	50	37,999
Unilever Capital Corp.
2.00%, 07/28/26	100	92,398
2.20%, 03/06/19	200	201,732
5.90%, 11/15/32	50	65,611

		1,104,271
DISTRIBUTION & WHOLESALE — 0.04%
American Builders & Contractors Supply Co. Inc.
5.75%, 12/15/23 (Call 12/15/18)[b]	25	26,532
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[b]	55	57,237
Global Partners LP/GLP Finance Corp.
7.00%, 06/15/23 (Call 06/15/18)	25	25,166
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)	15	15,569
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[b]	75	80,271
LKQ Corp.
4.75%, 05/15/23 (Call 05/15/18)	50	50,792
Univar USA Inc.
6.75%, 07/15/23 (Call 07/15/18)[b]	25	26,157
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	25	23,659
4.20%, 05/15/47 (Call 11/15/46)	100	102,019

		407,402
DIVERSIFIED FINANCIAL SERVICES — 1.42%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	150	156,603
4.50%, 05/15/21	150	159,288
4.63%, 10/30/20	150	159,924
4.63%, 07/01/22	150	161,062
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	150	151,074
2.63%, 07/01/22 (Call 06/01/22)	100	99,416
3.00%, 09/15/23 (Call 07/15/23)	465	464,475

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	$25	$25,633
5.00%, 04/01/23	50	53,214
5.13%, 03/15/21	40	42,560
6.25%, 12/01/19	50	54,012
Alliance Data Systems Corp.
5.88%, 11/01/21 (Call 11/01/18)[b]	100	103,714
Ally Financial Inc.
3.75%, 11/18/19	50	51,130
4.13%, 03/30/20	50	51,507
4.13%, 02/13/22	50	51,583
4.25%, 04/15/21	25	25,801
4.63%, 05/19/22	25	26,152
4.63%, 03/30/25	50	51,587
4.75%, 09/10/18	50	51,297
5.13%, 09/30/24	100	106,756
5.75%, 11/20/25 (Call 10/20/25)[c]	50	53,439
8.00%, 03/15/20	50	56,865
8.00%, 11/01/31	65	80,662
American Express Co.
2.65%, 12/02/22	25	25,152
3.63%, 12/05/24 (Call 11/04/24)	125	128,761
4.05%, 12/03/42	50	51,202
American Express Credit Corp.
2.25%, 08/15/19	250	252,435
2.25%, 05/05/21 (Call 04/04/21)	390	390,655
2.38%, 05/26/20 (Call 04/25/20)	350	354,651
Series F
2.60%, 09/14/20 (Call 08/14/20)	50	50,880
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	75	73,256
3.70%, 10/15/24	150	157,125
4.00%, 10/15/23	200	214,982
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (Call 05/15/20)[b]	25	24,796
Azure Nova International Finance Ltd.
2.63%, 11/01/21[d]	200	196,204
Azure Orbit International Finance Ltd.
3.75%, 03/06/23[d]	200	205,710
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/45[b]	25	25,384
5.00%, 06/15/44[b]	25	27,480
BOC Aviation Ltd.
3.88%, 04/27/26 (Call 01/27/26)[d]	400	406,156
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	25	25,836
CBOE Holdings Inc.
3.65%, 01/12/27 (Call 10/12/26)	110	111,904
CCBL Cayman 1 Corp. Ltd.
2.75%, 05/31/21[d]	200	197,772
CDP Financial Inc.
3.15%, 07/24/24[b]	250	256,477
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	25	25,028
3.45%, 02/13/26 (Call 11/13/25)	40	41,191
China Cinda Finance 2014 Ltd.
5.63%, 05/14/24[d]	200	222,092
China Cinda Finance 2015 I Ltd.
4.25%, 04/23/25[d]	200	203,730
CIT Group Inc.
3.88%, 02/19/19	50	51,250

Security	Principal (000s)	Value
5.00%, 08/15/22	$70	$75,725
5.00%, 08/01/23	25	27,081
5.38%, 05/15/20	50	53,918
5.50%, 02/15/19[b]	34	35,655
CME Group Inc.
3.00%, 09/15/22	175	180,490
5.30%, 09/15/43 (Call 03/15/43)	75	93,271
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	200	204,256
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	50	50,657
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[b]	25	26,820
Franklin Resources Inc.
2.85%, 03/30/25	100	99,452
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	381	384,894
3.37%, 11/15/25	264	273,150
4.42%, 11/15/35	400	433,200
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[b]	100	101,370
HSBC Finance Corp.
6.68%, 01/15/21	125	141,789
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 08/31/17)	50	50,597
5.88%, 02/01/22 (Call 08/31/17)	50	51,498
6.00%, 08/01/20 (Call 08/31/17)	100	102,738
6.75%, 02/01/24 (Call 02/01/20)	75	78,948
ICBCIL Finance Co. Ltd.
2.75%, 05/19/21[d]	200	198,134
3.38%, 04/05/22[d]	200	202,674
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[b]	27	25,983
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	50	52,740
4.00%, 10/15/23	100	107,495
International Lease Finance Corp.
4.63%, 04/15/21	50	53,292
5.88%, 04/01/19	200	212,080
5.88%, 08/15/22	275	311,102
7.13%, 09/01/18[b]	10	10,556
8.25%, 12/15/20	50	59,016
8.63%, 01/15/22	50	61,642
Invesco Finance PLC
3.13%, 11/30/22	25	25,569
4.00%, 01/30/24	150	158,908
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	50	53,829
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 08/31/17)[b]	200	205,636
Jefferies Group LLC
4.85%, 01/15/27	100	105,930
5.13%, 01/20/23	150	162,930
6.25%, 01/15/36	125	136,641
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[b]	40	41,370
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	50	49,608
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[b]	200	211,742

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
LPL Holdings Inc.
5.75%, 09/15/25 (Call 03/15/20)[b]	$100	$104,846
Mastercard Inc.
2.00%, 04/01/19	100	100,653
2.95%, 11/21/26 (Call 08/21/26)	100	100,570
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	100	102,625
5.55%, 01/15/20	100	108,213
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	100	100,017
2.40%, 04/25/22 (Call 03/25/22)	50	50,317
3.25%, 11/01/25 (Call 08/01/25)	100	101,932
4.02%, 11/01/32 (Call 05/01/32)	75	79,803
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 08/31/17)	50	51,188
9.63%, 05/01/19 (Call 08/31/17)	25	25,809
Navient Corp.
4.88%, 06/17/19	50	51,736
5.00%, 10/26/20	50	51,481
5.50%, 01/15/19	50	51,888
5.50%, 01/25/23	25	25,516
5.63%, 08/01/33	25	21,285
5.88%, 10/25/24	25	25,546
6.13%, 03/25/24	100	103,772
6.50%, 06/15/22	50	53,274
6.75%, 06/25/25	25	26,221
7.25%, 09/25/23	25	27,313
8.00%, 03/25/20	100	110,648
NewStar Financial Inc.
7.25%, 05/01/20 (Call 08/31/17)	50	51,270
NFP Corp.
6.88%, 07/15/25 (Call 07/15/20)[b]	45	45,760
Nomura Holdings Inc.
2.75%, 03/19/19	150	151,735
6.70%, 03/04/20	50	55,337
Ocwen Loan Servicing LLC
8.38%, 11/15/22 (Call 11/15/18)[b]	25	24,291
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 08/31/17)[b]	25	26,146
7.25%, 12/15/21 (Call 12/15/17)[b]	50	52,528
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[d]	100	128,559
Protective Life Global Funding
2.00%, 09/14/21[b]	250	244,392
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[b]	75	78,677
Raymond James Financial Inc.
3.63%, 09/15/26	100	100,567
4.95%, 07/15/46	100	107,990
Springleaf Finance Corp.
5.25%, 12/15/19	25	26,102
6.13%, 05/15/22	100	105,279
7.75%, 10/01/21	50	56,094
8.25%, 12/15/20	36	40,566
Stifel Financial Corp.
4.25%, 07/18/24	125	127,390
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	45	45,308
3.00%, 08/15/19 (Call 07/15/19)	280	284,326
4.25%, 08/15/24 (Call 05/15/24)	100	103,626
4.50%, 07/23/25 (Call 04/24/25)	225	234,666

Security	Principal (000s)	Value
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	$100	$102,199
3.15%, 12/14/25 (Call 09/14/25)	450	460,350
4.15%, 12/14/35 (Call 06/14/35)	200	217,268
4.30%, 12/14/45 (Call 06/14/45)	155	169,753

		15,385,081
ELECTRIC — 2.18%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24[d]	200	202,958
6.25%, 09/16/19[b]	100	107,779
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	50	51,036
5.50%, 03/15/24 (Call 03/15/19)	59	61,804
5.50%, 04/15/25 (Call 04/15/20)	50	52,343
7.38%, 07/01/21 (Call 06/01/21)	50	57,137
8.00%, 06/01/20	34	39,094
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	25	24,774
4.15%, 08/15/44 (Call 02/15/44)	35	36,547
4.30%, 01/02/46 (Call 07/02/45)	50	53,511
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	85	87,107
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	50	51,197
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	150	152,994
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	75	79,849
Arizona Public Service Co.
4.35%, 11/15/45 (Call 05/15/45)	50	53,500
8.75%, 03/01/19	50	55,249
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	200	219,468
5.15%, 11/15/43 (Call 05/15/43)	175	206,761
6.13%, 04/01/36	25	32,426
6.50%, 09/15/37	75	100,378
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[b]	50	48,999
5.38%, 01/15/23 (Call 10/15/18)[c]	50	48,594
5.50%, 02/01/24 (Call 02/01/19)	25	23,471
5.75%, 01/15/25 (Call 10/15/19)	100	93,359
5.88%, 01/15/24 (Call 11/01/18)[b]	75	77,104
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	50	55,680
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[d]	200	207,228
China Clean Energy Development Ltd.
4.00%, 11/05/25[d]	200	205,890
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	50	50,709
Cleveland Electric Illuminating Co. (The)
8.88%, 11/15/18	100	108,622
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27[d]	200	200,522
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	150	154,248
Comision Federal de Electricidad
4.88%, 01/15/24[d]	200	212,490
6.13%, 06/16/45[d]	200	214,822

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	$50	$50,274
3.70%, 03/01/45 (Call 09/01/44)	25	24,562
Connecticut Light & Power Co. (The)
6.35%, 06/01/36	15	19,676
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	50	50,778
4.45%, 03/15/44 (Call 09/15/43)	175	192,752
Series 2017
3.88%, 06/15/47 (Call 12/15/46)	25	25,464
Dominion Energy Inc.
1.88%, 01/15/19	50	50,014
2.50%, 12/01/19 (Call 11/01/19)	225	227,029
2.75%, 01/15/22 (Call 12/15/21)	100	100,599
5.20%, 08/15/19	50	53,102
7.00%, 06/15/38	30	40,362
Series B
5.95%, 06/15/35	30	36,932
Series D
2.85%, 08/15/26 (Call 05/15/26)	200	193,182
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	25	27,288
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	50	49,498
4.30%, 07/01/44 (Call 01/01/44)	50	54,081
5.70%, 10/01/37	40	48,946
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	150	143,841
3.80%, 03/15/27 (Call 12/15/26)	50	51,776
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	200	229,674
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	50	53,239
4.00%, 09/30/42 (Call 03/30/42)	325	334,318
5.30%, 02/15/40	25	30,732
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	550	539,759
2.65%, 09/01/26 (Call 06/01/26)	50	48,317
3.75%, 04/15/24 (Call 01/15/24)	200	210,724
3.75%, 09/01/46 (Call 03/01/46)	100	96,906
4.80%, 12/15/45 (Call 06/15/45)	100	111,610
Duke Energy Florida LLC
1.85%, 01/15/20	25	24,988
3.20%, 01/15/27 (Call 10/15/26)	250	254,712
6.40%, 06/15/38	25	34,230
Duke Energy Progress LLC
4.20%, 08/15/45 (Call 02/15/45)	25	26,683
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	50	48,192
6.75%, 11/01/19 (Call 08/31/17)	50	51,893
7.38%, 11/01/22 (Call 11/01/18)[c]	125	126,362
7.63%, 11/01/24 (Call 11/01/19)[c]	50	49,747
8.00%, 01/15/25 (Call 01/15/20)[b]	25	24,810
EDP Finance BV
4.90%, 10/01/19[b]	100	105,009
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)[b]	50	51,725
4.88%, 01/22/44[b]	10	10,764
4.95%, 10/13/45 (Call 04/13/45)[b]	50	54,570
5.25%, 10/13/55 (Call 04/13/55)[b]	300	325,701
6.50%, 01/26/19[b]	175	186,634
VRN, (10 year USD Swap + 3.709%)
5.25%, (Call 01/29/23)[b,f,g]	100	103,153

Security	Principal (000s)	Value
Emera U.S. Finance LP
2.15%, 06/15/19	$50	$50,115
2.70%, 06/15/21 (Call 05/15/21)	50	50,351
4.75%, 06/15/46 (Call 12/15/45)	50	53,605
Empresa Electrica Guacolda SA
4.56%, 04/30/25 (Call 01/30/25)[d]	200	195,326
Enel Americas SA
4.00%, 10/25/26 (Call 07/25/26)	50	50,438
Enel Finance International NV
6.00%, 10/07/39[b]	150	182,608
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	150	155,643
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	310	301,053
4.00%, 07/15/22 (Call 05/15/22)	75	79,237
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	150	143,181
Eskom Holdings SOC Ltd.
6.75%, 08/06/23[d]	200	202,732
Eversource Energy
3.35%, 03/15/26 (Call 12/15/25)	315	313,960
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	25	25,477
3.50%, 06/01/22 (Call 05/01/22)	25	25,889
3.95%, 06/15/25 (Call 03/15/25)	775	812,014
4.45%, 04/15/46 (Call 10/15/45)	25	25,978
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	500	510,685
5.60%, 06/15/42 (Call 12/15/41)	55	56,810
6.25%, 10/01/39	100	110,923
FirstEnergy Corp.
Series A
2.85%, 07/15/22 (Call 05/15/22)	75	75,121
Series B
3.90%, 07/15/27 (Call 04/15/27)	25	25,254
4.25%, 03/15/23 (Call 12/15/22)	400	425,408
Series C
7.38%, 11/15/31	175	232,319
FirstEnergy Solutions Corp.
6.80%, 08/15/39	175	77,061
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	55	57,842
4.05%, 10/01/44 (Call 04/01/44)	55	57,911
5.95%, 02/01/38	100	130,965
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	65	63,897
3.06%, 10/04/26 (Call 07/04/26)	175	169,986
Georgia Power Co.
1.95%, 12/01/18	175	175,371
4.30%, 03/15/42	100	104,615
5.40%, 06/01/40	165	194,068
Hongkong Electric Finance Ltd.
2.88%, 05/03/26[d]	200	193,210
Hydro-Quebec
9.38%, 04/15/30	75	119,049
Israel Electric Corp. Ltd.
5.63%, 06/21/18[d]	200	205,962
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	50	49,703

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	$100	$102,449
4.20%, 06/15/47 (Call 12/15/46)	25	25,609
5.30%, 10/01/41 (Call 04/01/41)	25	28,650
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	50	59,685
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[b]	200	202,258
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	26,761
Series 25
3.30%, 10/01/25 (Call 07/01/25)	25	25,577
Majapahit Holding BV
7.75%, 01/20/20[d]	120	134,711
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	200	202,328
4.25%, 05/01/46 (Call 11/01/45)	175	188,041
5.75%, 11/01/35	25	31,240
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[b]	25	30,599
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	50	51,707
3.63%, 06/15/23 (Call 03/15/23)	75	77,989
6.00%, 03/01/19	25	26,560
Niagara Mohawk Power Corp.
4.28%, 10/01/34 (Call 04/01/34)[b]	100	106,386
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	100	94,514
4.13%, 05/15/44 (Call 11/15/43)	50	52,495
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	25	26,268
6.25%, 05/01/24 (Call 05/01/19)[c]	25	25,901
6.63%, 03/15/23 (Call 09/15/17)	79	81,866
6.63%, 01/15/27 (Call 07/15/21)	50	51,362
7.25%, 05/15/26 (Call 05/15/21)	50	52,833
7.88%, 05/15/21 (Call 08/31/17)[c]	7	7,215
NRG Yield Operating LLC
5.00%, 09/15/26 (Call 09/15/21)	100	101,566
NTPC Ltd.
4.38%, 11/26/24[d]	200	210,514
Oglethorpe Power Corp.
4.20%, 12/01/42	75	71,533
4.25%, 04/01/46 (Call 10/01/45)	100	96,342
6.10%, 03/15/19	130	138,083
Oklahoma Gas & Electric Co.
4.15%, 04/01/47 (Call 10/01/46)	25	25,996
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	25	27,556
5.30%, 06/01/42 (Call 12/01/41)	125	150,850
7.00%, 05/01/32	25	34,470
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	100	100,059
3.50%, 10/01/20 (Call 07/01/20)	50	52,050
4.00%, 12/01/46 (Call 06/01/46)	50	51,761
4.25%, 03/15/46 (Call 09/15/45)	125	134,446
4.75%, 02/15/44 (Call 08/15/43)	25	28,644
5.80%, 03/01/37	25	31,861
6.05%, 03/01/34	225	290,749
6.25%, 03/01/39	25	33,308
8.25%, 10/15/18	100	107,533
PECO Energy Co.
5.95%, 10/01/36	25	31,965

Security	Principal (000s)	Value
Perusahaan Listrik Negara PT
5.50%, 11/22/21[d]	$200	$219,278
Portland General Electric Co.
6.10%, 04/15/19	25	26,724
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	50	53,169
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	25,957
3.95%, 03/15/24 (Call 12/15/23)	75	78,700
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	50	51,410
3.95%, 06/01/47 (Call 12/01/46)	250	256,567
4.15%, 10/01/45 (Call 04/01/45)	25	26,504
PPL WEM Ltd./Western Power Distribution Ltd.
5.38%, 05/01/21 (Call 02/01/21)[b]	125	134,295
PSEG Power LLC
8.63%, 04/15/31	120	157,510
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	100	99,748
3.55%, 06/15/46 (Call 12/15/45)	100	94,712
3.80%, 06/15/47 (Call 12/15/46)	110	110,693
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	59,546
4.05%, 05/01/45 (Call 11/01/44)	50	50,446
4.15%, 11/01/45 (Call 05/01/45)	50	52,387
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	200	201,902
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	25	26,555
5.76%, 10/01/39	81	98,484
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	96,434
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24[d]	400	419,724
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	25	24,228
South Carolina Electric & Gas Co.
6.05%, 01/15/38	50	61,198
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	125	132,586
4.65%, 10/01/43 (Call 04/01/43)	100	116,362
6.00%, 01/15/34	42	53,412
Series 06-E
5.55%, 01/15/37	100	123,598
Series C
3.60%, 02/01/45 (Call 08/01/44)	50	48,882
Southern Co. (The)
1.85%, 07/01/19	50	49,917
2.15%, 09/01/19 (Call 08/01/19)	200	200,688
2.35%, 07/01/21 (Call 06/01/21)	75	74,809
2.95%, 07/01/23 (Call 05/01/23)	171	173,191
3.25%, 07/01/26 (Call 04/01/26)	210	208,801
4.40%, 07/01/46 (Call 01/01/46)	60	62,634
Series B
VRN, (3 mo. LIBOR US + 3.630%)
5.50%, 03/15/57 (Call 03/15/22)[f]	50	53,314
Southern Power Co.
1.95%, 12/15/19	150	149,806
2.38%, 06/01/20 (Call 05/01/20)	50	50,207
4.15%, 12/01/25 (Call 09/01/25)	25	26,350
5.15%, 09/15/41	275	295,446

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Southwestern Electric Power Co. Series K
2.75%, 10/01/26 (Call 07/01/26)	$100	$96,934
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[d]	200	202,158
State Grid Overseas Investment 2014 Ltd.
4.85%, 05/07/44[d]	200	229,058
State Grid Overseas Investment 2016 Ltd.
2.88%, 05/18/26[d]	200	192,920
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[c]	25	19,952
4.63%, 07/15/19 (Call 04/15/19)[b]	7	6,915
6.50%, 05/01/18[c]	25	25,498
6.50%, 06/01/25 (Call 06/01/20)	50	35,947
9.50%, 07/15/22 (Call 07/15/20)[b]	50	44,104
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	25	24,763
6.55%, 05/15/36	90	113,967
TECO Finance Inc.
5.15%, 03/15/20	150	159,507
Terraform Global Operating LLC
9.75%, 08/15/22 (Call 08/15/18)[b]	25	27,777
TransAlta Corp.
6.50%, 03/15/40	111	110,478
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	100	96,835
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	120	123,096
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	80	84,510
4.45%, 02/15/44 (Call 08/15/43)	50	54,719
Series A
3.15%, 01/15/26 (Call 10/15/25)	50	50,635
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	100	103,470
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	50	50,251
4.25%, 12/01/45 (Call 06/01/45)	20	21,284
4.63%, 09/01/43 (Call 03/01/43)	25	27,179
Wisconsin Electric Power Co.
4.30%, 12/15/45 (Call 06/15/45)	40	42,217
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	100	102,011
4.70%, 05/15/20 (Call 11/15/19)	200	211,874

		23,642,548
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Artesyn Embedded Technologies Inc.
9.75%, 10/15/20 (Call 08/31/17)[b]	32	31,027
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	100	102,651
5.25%, 10/15/18	10	10,426
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b]	50	52,607
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)	50	51,317
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/15/19)	50	52,531

		300,559

Security	Principal (000s)	Value
ELECTRONICS — 0.16%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	$150	$153,038
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	25	25,615
3.20%, 04/01/24 (Call 02/01/24)	50	50,698
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	150	158,960
Avnet Inc.
4.88%, 12/01/22	50	53,397
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	145	147,230
4.75%, 03/15/42	50	52,593
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	50	54,123
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	135	135,765
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	75	74,174
2.50%, 11/01/26 (Call 08/01/26)	125	120,225
4.25%, 03/01/21	200	215,090
5.38%, 03/01/41	150	185,096
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)	75	77,354
Jabil Inc.
4.70%, 09/15/22	25	26,617
Keysight Technologies Inc.
4.60%, 04/06/27 (Call 01/06/27)	100	106,003
Koninklijke Philips NV
3.75%, 03/15/22	100	105,444

		1,741,422
ENERGY — ALTERNATE SOURCES — 0.01%
Enviva Partners LP/Enviva Partners Finance Corp.
8.50%, 11/01/21 (Call 11/01/18)[b]	25	26,495
Pattern Energy Group Inc.
5.88%, 02/01/24 (Call 02/01/20)[b]	65	68,589
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[b,j]	50	52,171

		147,255
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
2.88%, 05/08/22	75	76,887
AECOM
5.13%, 03/15/27 (Call 12/15/26)	100	100,819
5.75%, 10/15/22 (Call 10/15/17)	50	52,384
5.88%, 10/15/24 (Call 07/15/24)	25	27,297
Engility Corp.
8.88%, 09/01/24 (Call 09/01/19)	25	27,181
MasTec Inc.
4.88%, 03/15/23 (Call 03/15/18)	25	25,047
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)[d]	200	204,388

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Tutor Perini Corp.
6.88%, 05/01/25 (Call 05/01/20)[b]	$50	$53,772

		567,775
ENTERTAINMENT — 0.11%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)	50	51,196
5.88%, 11/15/26 (Call 11/15/21)	35	35,687
6.13%, 05/15/27 (Call 05/15/22)[c]	50	51,503
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 06/01/19)	50	52,624
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	50	50,914
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	50	51,046
4.88%, 11/01/20 (Call 08/01/20)	50	52,851
5.38%, 04/15/26	50	54,497
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)[b]	200	218,784
Jacobs Entertainment Inc.
7.88%, 02/01/24 (Call 02/01/20)[b]	30	32,553
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 08/01/18 (Call 08/31/17)[b]	44	44,021
Penn National Gaming Inc.
5.63%, 01/15/27 (Call 01/15/22)[b]	50	51,760
Pinnacle Entertainment Inc.
5.63%, 05/01/24 (Call 05/01/19)[b]	25	25,953
Regal Entertainment Group
5.75%, 03/15/22 (Call 08/31/17)	50	52,173
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[b]	50	53,299
10.00%, 12/01/22 (Call 12/01/18)	150	167,550
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[b]	85	86,500
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/19)[b]	25	25,604
6.75%, 04/15/22 (Call 08/31/17)[b]	50	52,501

		1,211,016
ENVIRONMENTAL CONTROL — 0.07%
Advanced Disposal Services Inc.
5.63%, 11/15/24 (Call 11/15/19)[b]	25	25,802
Clean Harbors Inc.
5.13%, 06/01/21 (Call 08/31/17)	50	50,977
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[c]	115	112,429
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	75	73,784
3.20%, 03/15/25 (Call 12/15/24)	150	151,828
5.50%, 09/15/19	25	26,828
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	100	104,276
4.60%, 03/01/21 (Call 12/01/20)	200	215,764
4.75%, 06/30/20	25	26,946

		788,634
FOOD — 0.54%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)[b]	25	23,379
6.63%, 06/15/24 (Call 06/15/19)[b]	115	109,920

Security	Principal (000s)	Value
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/20)	$65	$67,554
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 08/31/17)[b]	50	50,090
C&S Group Enterprises LLC
5.38%, 07/15/22 (Call 08/31/17)[b]	50	49,210
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	100	101,555
Chobani LLC/Chobani Finance Corp. Inc.
7.50%, 04/15/25 (Call 04/15/20)[b]	45	48,078
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	290	295,104
Dean Foods Co.
6.50%, 03/15/23 (Call 03/15/18)[b]	50	52,085
Dole Food Co. Inc.
7.25%, 06/15/25 (Call 06/15/20)[b]	50	52,685
Fresh Market Inc. (The)
9.75%, 05/01/23 (Call 05/01/19)[b]	50	40,887
General Mills Inc.
2.20%, 10/21/19	200	201,448
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	225	212,227
4.13%, 12/01/20	150	160,255
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	50	49,728
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	100	98,983
7.25%, 06/01/21 (Call 08/31/17)[b]	200	203,350
JM Smucker Co. (The)
3.50%, 03/15/25	230	237,275
Kellogg Co.
2.65%, 12/01/23	150	149,671
4.00%, 12/15/20	100	105,849
4.50%, 04/01/46	75	77,524
Series B
7.45%, 04/01/31	50	67,704
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	50	50,971
3.00%, 06/01/26 (Call 03/01/26)	150	144,348
3.50%, 06/06/22	100	104,012
3.50%, 07/15/22 (Call 05/15/22)	25	25,953
3.95%, 07/15/25 (Call 04/15/25)	250	258,380
4.38%, 06/01/46 (Call 12/01/45)	75	72,891
4.88%, 02/15/25 (Call 02/15/20)[b]	85	91,497
5.00%, 07/15/35 (Call 01/15/35)	25	26,996
5.00%, 06/04/42	25	26,367
5.20%, 07/15/45 (Call 01/15/45)	150	163,045
5.38%, 02/10/20	50	53,967
7.13%, 08/01/39[b]	125	164,906
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	100	100,542
2.65%, 10/15/26 (Call 07/15/26)	150	139,297
3.85%, 08/01/23 (Call 05/01/23)	100	104,954
5.15%, 08/01/43 (Call 02/01/43)	200	211,024
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[b]	50	52,004
4.88%, 11/01/26 (Call 11/01/21)[b]	100	103,779
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)[b]	200	195,904

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[b]	$25	$25,662
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%, 01/15/24 (Call 01/15/19)	50	53,716
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[b]	85	87,241
5.50%, 03/01/25 (Call 03/01/20)[b]	85	89,661
Safeway Inc.
7.25%, 02/01/31	25	23,220
Shearer’s Foods LLC/Chip Finance Corp.
9.00%, 11/01/19 (Call 08/31/17)[b]	25	25,949
SUPERVALU Inc.
6.75%, 06/01/21 (Call 08/31/17)[c]	50	50,008
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	100	101,542
2.60%, 06/12/22	25	25,186
3.25%, 07/15/27 (Call 04/15/27)	25	24,969
3.30%, 07/15/26 (Call 04/15/26)	100	100,526
3.75%, 10/01/25 (Call 07/01/25)	50	52,155
4.50%, 04/01/46 (Call 10/01/45)	75	79,212
5.38%, 09/21/35	50	58,502
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 08/31/17)	25	25,979
6.00%, 02/15/24 (Call 02/15/19)[b]	25	26,895
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	175	190,664
4.88%, 08/15/34 (Call 02/15/34)	190	208,952
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/19)[b]	25	26,157
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)	75	86,392

		5,907,986
FOOD SERVICE — 0.01%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	25	26,190
5.00%, 04/01/25 (Call 04/01/20)[b]	100	106,270

		132,460
FOREST PRODUCTS & PAPER — 0.10%
Cascades Inc.
5.75%, 07/15/23 (Call 07/15/18)[b]	50	51,920
Clearwater Paper Corp.
5.38%, 02/01/25[b,c]	50	49,488
Georgia-Pacific LLC
3.73%, 07/15/23 (Call 04/15/23)[b]	200	211,000
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	100	97,255
3.65%, 06/15/24 (Call 03/15/24)	100	103,554
4.40%, 08/15/47 (Call 02/15/47)	25	25,205
4.80%, 06/15/44 (Call 12/15/43)	100	106,539
7.30%, 11/15/39	125	170,900
Inversiones CMPC SA
4.38%, 05/15/23[d]	200	208,766
PH Glatfelter Co.
5.38%, 10/15/20 (Call 08/31/17)	26	26,516
Resolute Forest Products Inc.
5.88%, 05/15/23 (Call 08/31/17)[c]	50	48,468

		1,099,611

Security	Principal (000s)	Value
GAS — 0.24%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	$50	$50,669
5.63%, 05/20/24 (Call 03/20/24)	50	51,948
5.88%, 08/20/26 (Call 05/20/26)	50	51,205
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	25	24,932
4.13%, 10/15/44 (Call 04/15/44)	25	26,323
4.15%, 01/15/43 (Call 07/15/42)	25	26,208
5.50%, 06/15/41 (Call 12/15/40)	15	18,285
Boston Gas Co.
4.49%, 02/15/42[b]	100	107,391
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	25,380
4.60%, 12/15/44 (Call 06/15/44)	25	26,147
KeySpan Corp.
5.80%, 04/01/35	25	30,264
8.00%, 11/15/30	10	13,547
Korea Gas Corp.
3.88%, 02/12/24[d]	400	420,040
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	50	53,683
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[b]	50	45,297
6.88%, 10/15/21 (Call 08/31/17)	25	24,819
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)	10	10,183
4.80%, 02/15/44 (Call 08/15/43)	320	350,445
5.65%, 02/01/45 (Call 08/01/44)	50	60,503
5.95%, 06/15/41 (Call 12/15/40)	25	30,613
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[d]	200	216,180
Sempra Energy
1.63%, 10/07/19	100	99,489
3.25%, 06/15/27 (Call 03/15/27)	100	99,505
3.55%, 06/15/24 (Call 03/15/24)	50	51,466
3.75%, 11/15/25 (Call 08/15/25)	100	103,093
6.00%, 10/15/39	75	95,166
9.80%, 02/15/19	100	111,820
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	180	175,635
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	25	25,840
Transportadora de Gas del Peru SA
4.25%, 04/30/28[d]	200	208,052

		2,634,128
HAND & MACHINE TOOLS — 0.02%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 08/31/17)[b]	25	23,525
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	50	50,387
Stanley Black & Decker Inc. VRN, (3 mo. LIBOR US + 4.304%)
5.75%, 12/15/53 (Call 12/15/18)[f]	100	104,934

		178,846

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 0.44%
Abbott Laboratories
2.80%, 09/15/20 (Call 08/15/20)	$50	$50,946
2.90%, 11/30/21 (Call 10/30/21)	50	50,881
3.40%, 11/30/23 (Call 09/30/23)	250	257,597
3.75%, 11/30/26 (Call 08/30/26)	50	51,573
3.88%, 09/15/25 (Call 06/15/25)	150	155,376
4.75%, 11/30/36 (Call 05/30/36)	266	290,280
4.90%, 11/30/46 (Call 05/30/46)	100	110,374
5.30%, 05/27/40	100	113,127
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[b]	25	26,887
6.50%, 06/15/20 (Call 08/31/17)	25	25,404
7.25%, 07/01/18 (Call 08/31/17)	50	50,225
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	95	90,962
Becton Dickinson and Co.
3.13%, 11/08/21	141	144,223
3.73%, 12/15/24 (Call 09/15/24)	75	77,430
4.69%, 12/15/44 (Call 06/15/44)	50	52,693
4.88%, 05/15/44 (Call 11/15/43)	100	104,557
Boston Scientific Corp.
2.65%, 10/01/18	150	151,351
3.85%, 05/15/25	150	156,649
7.00%, 11/15/35	50	64,488
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	25	25,926
Danaher Corp.
1.65%, 09/15/18	25	25,030
4.38%, 09/15/45 (Call 03/15/45)	50	54,653
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	25	23,547
Fresenius U.S. Finance II Inc.
4.25%, 02/01/21[b]	25	26,180
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[b]	25	27,438
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (Call 02/15/20)[b]	25	25,776
5.75%, 09/01/23 (Call 09/01/18)[b]	25	26,384
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[b]	50	52,840
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[b]	25	26,526
12.50%, 11/01/21 (Call 05/01/19)[b]	25	28,122
Mallinckrodt International Finance SA
4.75%, 04/15/23[c]	50	44,452
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 08/31/17)[b]	40	39,728
5.50%, 04/15/25 (Call 04/15/20)[b]	50	46,119
5.63%, 10/15/23 (Call 10/15/18)[b,c]	25	23,850
5.75%, 08/01/22 (Call 08/31/17)[b,c]	25	24,453
Medtronic Inc.
2.50%, 03/15/20	200	203,420
3.15%, 03/15/22	25	26,050
3.50%, 03/15/25	100	104,763
3.63%, 03/15/24 (Call 12/15/23)	25	26,396
4.38%, 03/15/35	545	603,549
4.50%, 03/15/42 (Call 09/15/41)	25	27,362
4.63%, 03/15/45	50	56,761
5.60%, 03/15/19	25	26,515

Security	Principal (000s)	Value
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 08/31/17)[b]	$75	$73,590
St. Jude Medical LLC
3.25%, 04/15/23 (Call 01/15/23)	50	49,042
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	100	101,991
3.38%, 05/15/24 (Call 02/15/24)	50	51,604
3.38%, 11/01/25 (Call 08/01/25)	35	35,978
4.63%, 03/15/46 (Call 09/15/45)	75	82,833
Teleflex Inc.
4.88%, 06/01/26 (Call 06/01/21)	50	51,836
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	25	24,547
3.00%, 04/15/23 (Call 02/15/23)	50	50,827
3.15%, 01/15/23 (Call 10/15/22)	100	102,436
3.65%, 12/15/25 (Call 09/15/25)	35	36,610
4.50%, 03/01/21	100	107,334
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	275	278,446
3.55%, 04/01/25 (Call 01/01/25)	50	50,567
4.25%, 08/15/35 (Call 02/15/35)	12	11,826
5.75%, 11/30/39	50	58,275

		4,788,605
HEALTH CARE — SERVICES — 0.78%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)	53	55,286
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	125	126,630
2.80%, 06/15/23 (Call 04/15/23)	450	455,188
3.50%, 11/15/24 (Call 08/15/24)	175	181,862
4.75%, 03/15/44 (Call 09/15/43)	100	113,076
Air Medical Group Holdings Inc.
6.38%, 05/15/23 (Call 05/15/18)[b]	25	24,124
Anthem Inc.
2.25%, 08/15/19	125	125,962
3.30%, 01/15/23	276	285,381
3.50%, 08/15/24 (Call 05/15/24)	25	25,848
4.63%, 05/15/42	75	81,171
4.65%, 01/15/43	50	54,399
4.65%, 08/15/44 (Call 02/15/44)	50	54,541
5.95%, 12/15/34	50	60,954
6.38%, 06/15/37	75	96,890
Ascension Health
4.85%, 11/15/53	25	27,965
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	25	26,322
4.75%, 01/15/25 (Call 01/15/20)	95	99,147
5.63%, 02/15/21 (Call 02/15/18)	55	57,308
6.13%, 02/15/24 (Call 02/15/19)	50	54,340
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 08/31/17)[c]	50	50,320
6.25%, 03/31/23 (Call 03/31/20)	140	143,471
6.88%, 02/01/22 (Call 02/01/18)[c]	175	150,132
7.13%, 07/15/20 (Call 08/31/17)[c]	50	48,473
8.00%, 11/15/19 (Call 08/31/17)[c]	50	50,129
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	305	308,184

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	$100	$101,546
5.13%, 07/15/24 (Call 07/15/19)	100	102,761
5.75%, 08/15/22 (Call 08/31/17)	50	51,581
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 08/31/17)[b]	20	20,694
5.63%, 07/15/22 (Call 08/31/17)	50	52,093
6.25%, 12/01/24 (Call 12/01/19)[b]	45	48,543
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[b]	25	26,648
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	100	110,462
HCA Healthcare Inc.
6.25%, 02/15/21	50	54,233
HCA Inc.
3.75%, 03/15/19	50	51,124
4.50%, 02/15/27 (Call 08/15/26)	125	127,921
4.75%, 05/01/23	25	26,387
5.00%, 03/15/24	50	53,155
5.25%, 04/15/25	75	81,314
5.25%, 06/15/26 (Call 12/15/25)	100	108,155
5.38%, 02/01/25	150	159,727
5.50%, 06/15/47 (Call 12/15/46)	100	104,617
5.88%, 03/15/22	25	27,635
5.88%, 02/15/26 (Call 08/15/25)	150	163,864
6.50%, 02/15/20	85	92,905
7.50%, 02/15/22	150	173,221
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	50	51,027
5.75%, 09/15/25 (Call 09/15/20)	50	51,995
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	50	54,202
4.80%, 03/15/47 (Call 09/15/46)	50	56,128
4.95%, 10/01/44 (Call 04/01/44)	100	114,172
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 08/31/17)	25	25,065
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 08/31/17)	25	23,248
8.00%, 01/15/20	50	50,650
8.75%, 01/15/23 (Call 01/15/18)[c]	25	24,906
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	100	102,179
4.70%, 02/01/45 (Call 08/01/44)	25	26,049
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)	25	26,024
5.50%, 12/01/21 (Call 08/31/17)	50	51,838
5.88%, 12/01/23 (Call 12/01/18)	40	42,502
Mayo Clinic Series 2013
4.00%, 11/15/47	25	24,706
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/18)[b]	25	25,759
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	100	100,637
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/20)[b]	40	40,657
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[b]	80	86,648
Opal Acquisition Inc.
10.00%, 10/01/24 (Call 07/01/19)[b]	31	27,814
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	75	76,973

Security	Principal (000s)	Value
Quorum Health Corp.
11.63%, 04/15/23 (Call 04/15/19)	$25	$20,910
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (Call 05/01/19)[b]	25	26,897
Roche Holdings Inc.
2.63%, 05/15/26 (Call 02/15/26)[b]	400	391,328
Select Medical Corp.
6.38%, 06/01/21 (Call 08/31/17)	25	25,802
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/20)[b]	25	25,656
Tenet Healthcare Corp.
4.38%, 10/01/21	50	51,033
4.50%, 04/01/21	50	51,288
4.63%, 07/15/24 (Call 07/15/20)[b]	80	79,930
5.13%, 05/01/25 (Call 05/01/20)[b]	100	100,563
5.50%, 03/01/19	50	51,784
6.00%, 10/01/20	50	53,558
6.75%, 06/15/23[c]	100	99,200
7.50%, 01/01/22 (Call 01/01/19)[b]	75	81,265
8.00%, 08/01/20 (Call 08/31/17)	25	25,376
8.13%, 04/01/22	150	160,966
UnitedHealth Group Inc.
2.70%, 07/15/20	250	255,877
2.75%, 02/15/23 (Call 11/15/22)	100	101,467
2.88%, 12/15/21	310	318,079
2.88%, 03/15/22 (Call 12/15/21)	50	51,217
3.38%, 04/15/27	50	51,517
3.75%, 07/15/25	75	79,741
4.25%, 03/15/43 (Call 09/15/42)	100	106,846
4.25%, 04/15/47 (Call 10/15/46)	250	269,065
4.63%, 07/15/35	205	232,675
4.75%, 07/15/45	75	86,656
6.88%, 02/15/38	25	35,873
Universal Health Services Inc.
5.00%, 06/01/26 (Call 06/01/21)[b]	25	26,152
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	65	68,522

		8,508,111
HOLDING COMPANIES — DIVERSIFIED — 0.27%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	100	101,710
3.88%, 01/15/20 (Call 12/15/19)	25	25,626
FS Investment Corp.
4.00%, 07/15/19	25	25,252
HRG Group Inc.
7.75%, 01/15/22 (Call 08/31/17)	50	52,754
Huarong Finance II Co. Ltd.
2.75%, 06/03/19[d]	200	199,146
3.63%, 11/22/21[d]	200	202,450
4.50%, 01/16/20[d]	200	207,174
4.88%, 11/22/26[d]	200	208,486
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/19[b]	200	217,906
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/22[b]	200	205,446
ICD Sukuk Co. Ltd.
5.00%, 02/01/27[d]	200	209,024

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
IPIC GMTN Ltd.
5.50%, 03/01/22[b]	$200	$222,698
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)[d]	200	211,048
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	55	59,220
MDC-GMTN BV
2.75%, 05/11/23[d]	200	197,058
Noble Group Ltd.
6.75%, 01/29/20[b]	100	36,250
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	105,961
State Elite Global Ltd.
3.13%, 01/20/20[d]	200	202,832
Temasek Financial I Ltd.
2.38%, 01/23/23[b]	250	249,622

		2,939,663
HOME BUILDERS — 0.18%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 08/01/25 (Call 08/01/20)[b]	35	35,394
AV Homes Inc.
6.63%, 05/15/22 (Call 05/15/19)[b]	50	51,717
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	50	52,403
8.75%, 03/15/22 (Call 03/15/19)[c]	35	39,059
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 08/31/17)[b]	25	25,729
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 08/31/17)[b]	50	52,168
CalAtlantic Group Inc.
5.00%, 06/15/27 (Call 12/15/26)	25	25,494
5.25%, 06/01/26 (Call 12/01/25)	25	25,960
8.38%, 05/15/18	50	52,375
8.38%, 01/15/21	50	58,868
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/20)[b]	55	55,141
6.88%, 05/15/22 (Call 08/31/17)	100	104,957
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	150	153,516
4.00%, 02/15/20	25	25,989
5.75%, 08/15/23 (Call 05/15/23)	30	34,273
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[b]	25	26,384
KB Home
4.75%, 05/15/19 (Call 02/15/19)	25	25,777
7.00%, 12/15/21 (Call 09/15/21)	50	56,145
7.25%, 06/15/18	15	15,645
8.00%, 03/15/20	25	28,015
Lennar Corp.
4.13%, 12/01/18 (Call 10/01/18)	61	62,340
4.13%, 01/15/22 (Call 10/15/21)	85	87,541
4.50%, 06/15/19 (Call 04/16/19)	25	25,874
4.50%, 11/15/19 (Call 08/15/19)	25	25,956
4.50%, 04/30/24 (Call 01/31/24)	50	51,991
4.88%, 12/15/23 (Call 09/15/23)	50	53,043
M/I Homes Inc.
6.75%, 01/15/21 (Call 01/15/18)	25	26,234
Mattamy Group Corp.
6.88%, 12/15/23 (Call 12/15/19)[b]	160	163,296

Security	Principal (000s)	Value
Meritage Homes Corp.
6.00%, 06/01/25 (Call 03/01/25)	$25	$26,850
New Home Co. Inc. (The)
7.25%, 04/01/22 (Call 10/01/19)[b]	25	25,918
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	50	51,910
5.00%, 01/15/27 (Call 10/15/26)	50	51,591
5.50%, 03/01/26 (Call 12/01/25)	50	53,864
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[b]	45	46,390
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 08/31/17)[b]	25	25,612
5.63%, 03/01/24 (Call 12/01/23)[b]	25	26,532
Toll Brothers Finance Corp.
4.88%, 03/15/27 (Call 12/15/26)	50	51,731
5.88%, 02/15/22 (Call 11/15/21)	50	55,660
TRI Pointe Group Inc.
5.25%, 06/01/27 (Call 12/01/26)	25	25,153
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	25	25,690
5.88%, 06/15/24	25	26,622
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)	50	51,630

		1,986,437
HOME FURNISHINGS — 0.01%
Tempur Sealy International Inc.
5.63%, 10/15/23 (Call 10/15/18)	50	52,212

		52,212
HOUSEHOLD PRODUCTS & WARES — 0.03%
ACCO Brands Corp.
5.25%, 12/15/24 (Call 12/15/19)[b]	80	83,170
Kimberly-Clark Corp.
1.40%, 02/15/19	50	49,912
6.63%, 08/01/37	25	35,130
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[b]	50	50,253
Prestige Brands Inc.
5.38%, 12/15/21 (Call 08/31/17)[b]	50	51,650
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	50	53,569
6.63%, 11/15/22 (Call 11/15/17)	50	52,282

		375,966
HOUSEWARES — 0.06%
American Greetings Corp.
7.88%, 02/15/25 (Call 02/15/20)[b]	25	27,233
Newell Brands Inc.
2.15%, 10/15/18	25	25,084
2.60%, 03/29/19	47	47,527
3.15%, 04/01/21 (Call 03/01/21)	50	51,487
4.20%, 04/01/26 (Call 01/01/26)	150	160,209
5.50%, 04/01/46 (Call 10/01/45)	185	222,614

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	$75	$80,151

		614,305
INSURANCE — 1.10%
Aflac Inc.
3.63%, 11/15/24	250	263,047
Alliant Holdings Intermediate LLC
8.25%, 08/01/23 (Call 08/01/18)[b]	25	26,682
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	50,787
Allstate Corp. (The)
4.50%, 06/15/43	155	168,927
5.55%, 05/09/35	32	39,053
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	250	252,095
3.30%, 03/01/21 (Call 02/01/21)	170	175,671
3.75%, 07/10/25 (Call 04/10/25)	200	206,236
3.90%, 04/01/26 (Call 01/01/26)	125	129,712
4.13%, 02/15/24	150	159,634
4.38%, 01/15/55 (Call 07/15/54)	125	122,024
4.80%, 07/10/45 (Call 01/10/45)	50	54,269
4.88%, 06/01/22	410	453,300
6.25%, 05/01/36	100	126,392
Aon Corp.
5.00%, 09/30/20	200	216,454
Aon PLC
4.75%, 05/15/45 (Call 11/15/44)	25	27,201
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	30	33,815
AXA SA
8.60%, 12/15/30	100	143,216
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	50	50,167
3.00%, 05/15/22	125	129,517
4.25%, 01/15/21	130	140,020
5.40%, 05/15/18	25	25,760
Berkshire Hathaway Inc.
2.10%, 08/14/19	250	252,262
2.20%, 03/15/21 (Call 02/15/21)	50	50,504
2.75%, 03/15/23 (Call 01/15/23)	427	435,429
3.13%, 03/15/26 (Call 12/15/25)	125	127,314
4.50%, 02/11/43	150	165,901
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)[b]	25	24,738
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	25	25,657
3.15%, 03/15/25	75	76,510
3.35%, 05/15/24	100	103,658
3.35%, 05/03/26 (Call 02/03/26)	100	103,222
4.35%, 11/03/45 (Call 05/03/45)	35	38,360
CNA Financial Corp.
4.50%, 03/01/26 (Call 12/01/25)	50	53,951
5.88%, 08/15/20	75	82,987
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	25	26,703
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	150	155,181
Farmers Exchange Capital II VRN, (3 mo. LIBOR US + 3.744%)
6.15%, 11/01/53 (Call 11/01/33)[b,f]	250	284,557

Security	Principal (000s)	Value
Genworth Holdings Inc.
4.80%, 02/15/24	$25	$20,718
4.90%, 08/15/23	50	42,002
6.52%, 05/22/18[c]	25	25,116
7.20%, 02/15/21	25	23,773
7.63%, 09/24/21	25	23,805
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	100	111,156
5.50%, 03/30/20	150	162,684
6.63%, 03/30/40	100	135,464
HUB International Ltd.
7.88%, 10/01/21 (Call 08/31/17)[b]	50	52,271
Jackson National Life Global Funding
2.60%, 12/09/20[b]	100	100,857
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	25	25,358
Liberty Mutual Group Inc.
4.85%, 08/01/44[b]	50	54,269
5.00%, 06/01/21[b]	450	490,261
7.80%, 03/07/87[b]	25	31,408
Lincoln National Corp.
7.00%, 06/15/40	100	135,059
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	25	24,911
Manulife Financial Corp.
4.15%, 03/04/26	25	26,683
5.38%, 03/04/46	100	120,362
VRN, (5 year USD Swap + 1.647%)
4.06%, 02/24/32 (Call 02/24/27)[f]	150	151,437
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	150	154,324
3.75%, 03/14/26 (Call 12/14/25)	150	156,813
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[b]	23	37,279
MassMutual Global Funding II
2.10%, 08/02/18[b]	200	201,120
Mercury General Corp.
4.40%, 03/15/27 (Call 12/15/26)	100	100,675
MetLife Inc.
3.00%, 03/01/25	100	100,717
3.60%, 04/10/24	50	52,545
3.60%, 11/13/25 (Call 08/13/25)	50	52,350
4.13%, 08/13/42	75	76,510
4.60%, 05/13/46 (Call 11/13/45)	150	165,855
4.72%, 12/15/44	125	139,786
5.88%, 02/06/41	100	127,306
6.40%, 12/15/66 (Call 12/15/31)	65	75,343
6.50%, 12/15/32	50	65,326
9.25%, 04/08/38 (Call 04/08/33)[b]	100	148,751
Series A
6.82%, 08/15/18	100	105,250
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[b]	50	83,792
New York Life Global Funding
2.15%, 06/18/19[b]	250	251,565
2.35%, 07/14/26[b]	100	95,945
Nippon Life Insurance Co. VRN, (3 mo. LIBOR US + 4.240%)
5.00%, 10/18/42 (Call 10/18/22)[b,f]	200	213,290

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[b]	$100	$129,862
Pacific Life Insurance Co.
9.25%, 06/15/39[b]	60	98,582
Pacific LifeCorp
5.13%, 01/30/43[b]	50	55,710
Principal Financial Group Inc. VRN, (3 mo. LIBOR US + 3.044%)
4.70%, 05/15/55 (Call 05/15/20)[f]	200	207,234
Progressive Corp. (The)
2.45%, 01/15/27	50	47,777
3.70%, 01/26/45	100	96,626
Prudential Financial Inc.
4.50%, 11/16/21	25	27,189
5.38%, 06/21/20	350	381,825
5.70%, 12/14/36	175	213,512
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)[f]	200	216,686
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[f]	175	191,574
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[f]	25	27,857
Series D
6.63%, 12/01/37	25	33,409
Radian Group Inc.
5.25%, 06/15/20	25	26,441
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	25	24,793
Sunshine Life Insurance Corp. Ltd.
3.15%, 04/20/21[d]	200	196,920
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[b]	50	50,912
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[b]	10	13,707
Travelers Companies Inc. (The)
4.00%, 05/30/47 (Call 11/30/46)	25	25,598
4.30%, 08/25/45 (Call 02/25/45)	50	53,196
5.35%, 11/01/40	100	121,979
5.90%, 06/02/19	50	53,637
6.25%, 06/15/37	25	33,113
Unum Group
5.75%, 08/15/42	25	29,515
USIS Merger Sub Inc.
6.88%, 05/01/25 (Call 05/01/20)[b]	100	103,550
Voya Financial Inc.
3.65%, 06/15/26	25	25,145
5.70%, 07/15/43	50	58,147
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[f]	50	53,822
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	25	25,538
WR Berkley Corp.
7.38%, 09/15/19	100	110,376
XLIT Ltd.
5.50%, 03/31/45	50	54,180

		11,951,461
INTERNET — 0.29%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	201,880
3.60%, 11/28/24 (Call 08/28/24)	200	206,730

Security	Principal (000s)	Value
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	$150	$141,396
3.38%, 02/25/24	200	210,728
3.63%, 05/19/21	225	238,957
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	115	116,365
3.80%, 12/05/24 (Call 09/05/24)	25	26,728
4.80%, 12/05/34 (Call 06/05/34)	150	171,983
Baidu Inc.
2.75%, 06/09/19	200	201,690
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[b]	55	57,677
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	125	127,011
3.60%, 06/05/27 (Call 03/05/27)	250	248,000
4.00%, 07/15/42 (Call 01/15/42)	25	21,853
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	75	82,683
5.95%, 08/15/20	180	197,537
Netflix Inc.
4.38%, 11/15/26[b]	90	91,099
5.75%, 03/01/24	25	27,588
5.88%, 02/15/25	45	50,491
Symantec Corp.
5.00%, 04/15/25 (Call 04/15/20)[b]	100	104,650
Tencent Holdings Ltd.
2.88%, 02/11/20[d]	200	203,348
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[b]	50	55,046
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	25	25,668
4.75%, 07/15/27 (Call 07/15/22)[b]	40	40,591
5.25%, 04/01/25 (Call 01/01/25)	75	80,187
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[b]	70	74,201
6.00%, 04/01/23 (Call 04/01/18)	45	47,484
6.38%, 05/15/25 (Call 05/15/20)	50	54,150

		3,105,721
IRON & STEEL — 0.27%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24[d]	200	212,064
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)[c]	25	26,164
7.50%, 07/15/23 (Call 07/15/19)	65	71,255
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	25	25,368
7.88%, 08/15/23 (Call 05/15/23)	60	63,364
9.38%, 06/01/19	25	26,945
ArcelorMittal
5.75%, 08/05/20	25	27,094
6.00%, 03/01/21	25	27,324
6.13%, 06/01/25[c]	25	28,590
6.75%, 02/25/22	150	169,105
7.25%, 03/01/41	50	57,844
7.75%, 10/15/39	50	58,904
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[b]	50	52,790

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Cliffs Natural Resources Inc.
5.75%, 03/01/25 (Call 03/01/20)[b,c]	$50	$49,083
8.25%, 03/31/20 (Call 03/31/18)[b]	23	25,659
Commercial Metals Co.
5.38%, 07/15/27 (Call 07/15/22)	75	78,283
7.35%, 08/15/18	50	52,645
CSN Resources SA
6.50%, 07/21/20[d]	100	75,715
Evraz Group SA
6.75%, 01/31/22[d]	200	212,952
Gerdau Holdings Inc.
7.00%, 01/20/20[d]	100	107,650
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[d]	150	155,430
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	160	170,491
6.40%, 12/01/37	25	32,768
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[d]	200	217,874
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 08/31/17)[b]	10	10,440
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)	25	26,315
6.38%, 08/15/22 (Call 08/31/17)	50	51,899
U.S. Steel Corp.
6.88%, 04/01/21 (Call 08/31/17)	41	42,336
7.38%, 04/01/20[c]	12	13,086
7.50%, 03/15/22 (Call 08/31/17)[c]	25	25,932
8.38%, 07/01/21 (Call 07/01/18)[b]	25	27,663
Vale Overseas Ltd.
4.38%, 01/11/22	400	413,064
6.88%, 11/21/36	125	139,882
6.88%, 11/10/39	25	27,826
8.25%, 01/17/34	125	153,121

		2,956,925
LEISURE TIME — 0.03%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	50	51,408
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[b]	50	51,387
4.75%, 12/15/21 (Call 12/15/18)[b]	50	51,741
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	75	83,339
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[b]	50	51,995
Viking Cruises Ltd.
8.50%, 10/15/22 (Call 10/15/17)[b]	25	26,258

		316,128
LODGING — 0.13%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)	50	54,466
6.88%, 05/15/23 (Call 05/15/18)	50	54,007
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 08/31/17)	50	51,383
11.00%, 10/01/21 (Call 08/31/17)	50	53,319
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 08/31/17)	25	27,092
Choice Hotels International Inc.
5.75%, 07/01/22	50	55,675

Security	Principal (000s)	Value
Diamond Resorts International Inc.
10.75%, 09/01/24 (Call 09/01/19)[b,c]	$50	$54,303
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)[b]	25	25,369
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.
6.13%, 12/01/24 (Call 12/01/21)[b]	25	27,304
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)[b]	45	46,431
4.88%, 04/01/27 (Call 04/01/22)[b]	50	52,416
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	25	25,615
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[b]	50	52,439
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	50	50,733
3.13%, 02/15/23 (Call 11/15/22)	25	25,112
3.75%, 10/01/25 (Call 07/01/25)	25	25,871
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	25	25,299
6.00%, 03/15/23	100	110,819
6.63%, 12/15/21	75	84,431
6.75%, 10/01/20	75	83,266
7.75%, 03/15/22	75	88,117
8.63%, 02/01/19	25	27,414
Wyndham Worldwide Corp.
4.15%, 04/01/24 (Call 02/01/24)	25	25,993
4.50%, 04/01/27 (Call 01/01/27)	25	25,972
5.10%, 10/01/25 (Call 07/01/25)	85	92,647
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[b]	50	50,566
5.25%, 05/15/27 (Call 02/15/27)[b]	50	51,061
5.50%, 03/01/25 (Call 12/01/24)[b]	75	78,850

		1,425,970
MACHINERY — 0.25%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[b]	75	81,442
Briggs & Stratton Corp.
6.88%, 12/15/20	30	32,982
Caterpillar Financial Services Corp.
1.70%, 08/09/21	50	49,158
7.05%, 10/01/18	60	63,703
7.15%, 02/15/19	150	162,514
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	350	364,728
3.80%, 08/15/42	75	75,151
4.75%, 05/15/64 (Call 11/15/63)	100	111,598
5.20%, 05/27/41	25	30,015
Cloud Crane LLC
10.13%, 08/01/24 (Call 08/01/19)[b]	25	28,168
CNH Industrial Capital LLC
3.38%, 07/15/19	50	50,754
3.88%, 10/15/21	50	51,408
4.38%, 04/05/22	100	104,882
4.88%, 04/01/21	50	52,996
CNH Industrial NV
4.50%, 08/15/23	50	52,926
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	20	21,179
4.88%, 10/01/43 (Call 04/01/43)	50	56,211

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	$100	$104,846
John Deere Capital Corp.
1.95%, 12/13/18	150	150,702
1.95%, 06/22/20	10	10,037
2.30%, 09/16/19	100	101,173
2.65%, 01/06/22	207	211,272
2.80%, 03/04/21	75	76,801
2.80%, 03/06/23	50	50,916
3.15%, 10/15/21	25	25,981
3.90%, 07/12/21	50	53,278
Komatsu Mining Corp.
5.13%, 10/15/21	125	138,910
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	75	76,875
3.85%, 12/15/25 (Call 09/15/25)	50	51,827
SPX FLOW Inc.
5.88%, 08/15/26 (Call 08/15/21)[b]	25	25,903
Terex Corp.
5.63%, 02/01/25 (Call 02/01/20)[b]	50	52,202
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[b]	35	38,634
Vertiv Intermediate Holding Corp. 12.00% (13.00% PIK)
12.00%, 02/15/22 (Call 02/15/19)[b,e]	50	55,234
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)[b]	100	98,660
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)	50	53,160

		2,766,226
MANUFACTURING — 0.40%
3M Co.
1.38%, 08/07/18	110	109,959
1.63%, 06/15/19	25	25,041
2.00%, 06/26/22	50	49,800
3.88%, 06/15/44	100	102,131
5.70%, 03/15/37	25	31,850
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[b]	50	51,789
Bombardier Inc.
4.75%, 04/15/19[b]	25	25,625
6.00%, 10/15/22 (Call 08/31/17)[b]	75	76,190
6.13%, 01/15/23[b]	100	102,181
7.50%, 03/15/25 (Call 03/15/20)[b]	75	79,525
7.75%, 03/15/20[b]	50	54,539
8.75%, 12/01/21[b]	50	56,709
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	25	25,416
CTP Transportation Products LLC/CTP Finance Inc.
8.25%, 12/15/19 (Call 08/31/17)[b]	27	25,649
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	100	102,030
5.38%, 03/01/41 (Call 12/01/40)	50	60,627
Eaton Corp.
2.75%, 11/02/22	100	101,293
4.00%, 11/02/32	80	84,113
4.15%, 11/02/42	100	102,757
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 08/16/17)[b]	50	51,090

Security	Principal (000s)	Value
General Electric Co.
2.30%, 01/14/19	$50	$50,506
2.70%, 10/09/22	125	127,802
3.10%, 01/09/23	10	10,407
3.15%, 09/07/22	25	26,031
3.38%, 03/11/24	50	52,556
3.45%, 05/15/24 (Call 02/13/24)	101	106,090
4.13%, 10/09/42	275	287,185
4.38%, 09/16/20	25	26,828
4.50%, 03/11/44	225	249,043
4.65%, 10/17/21	125	137,686
6.88%, 01/10/39	150	216,049
Series A
5.55%, 05/04/20	201	220,927
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	21	22,113
3.90%, 09/01/42 (Call 03/01/42)	100	103,306
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	25	27,090
6.88%, 08/15/18	225	236,788
Pall Corp.
5.00%, 06/15/20	100	108,586
Siemens Financieringsmaatschappij NV
2.90%, 05/27/22[b]	250	256,757
3.25%, 05/27/25[b]	250	255,720
4.20%, 03/16/47[b]	250	265,687
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	200	202,096

		4,307,567
MEDIA — 1.49%
21st Century Fox America Inc.
3.00%, 09/15/22	100	101,825
3.38%, 11/15/26 (Call 08/15/26)	100	100,583
4.00%, 10/01/23	125	133,109
4.75%, 11/15/46 (Call 05/15/46)	100	106,980
5.40%, 10/01/43	50	58,005
6.15%, 03/01/37	150	188,263
6.15%, 02/15/41	100	126,599
6.65%, 11/15/37	25	33,020
7.75%, 12/01/45	50	73,653
8.25%, 08/10/18	25	26,639
Altice Financing SA
7.50%, 05/15/26 (Call 05/15/21)[b]	200	221,852
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[b,c]	200	219,300
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[b]	200	210,004
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	50	51,495
4.75%, 08/01/25 (Call 08/01/21)	55	55,471
5.00%, 04/01/24 (Call 04/01/20)	75	77,302
Block Communications Inc.
6.88%, 02/15/25 (Call 02/15/20)[b]	21	22,774
Cablevision Systems Corp.
5.88%, 09/15/22[c]	29	30,658
8.00%, 04/15/20	50	55,945
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	50,341
2.50%, 02/15/23 (Call 01/15/23)	125	124,162

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
2.90%, 01/15/27 (Call 10/15/26)	$200	$190,838
3.38%, 03/01/22 (Call 12/01/21)	225	233,030
3.50%, 01/15/25 (Call 10/15/24)	25	25,401
4.00%, 01/15/26 (Call 10/15/25)	80	83,755
4.85%, 07/01/42 (Call 01/01/42)	89	93,264
7.88%, 07/30/30	50	69,383
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	80	83,032
5.13%, 05/01/23 (Call 05/01/18)[b]	50	52,488
5.13%, 05/01/27 (Call 05/01/22)[b]	150	155,010
5.25%, 09/30/22 (Call 09/30/17)	50	51,525
5.38%, 05/01/25 (Call 05/01/20)[b]	50	53,078
5.50%, 05/01/26 (Call 05/01/21)[b]	125	132,840
5.75%, 01/15/24 (Call 07/15/18)	25	26,322
5.75%, 02/15/26 (Call 02/15/21)[b]	75	80,713
5.88%, 04/01/24 (Call 04/01/19)[b]	75	80,573
5.88%, 05/01/27 (Call 05/01/21)[b]	40	42,953
Cengage Learning Inc.
9.50%, 06/15/24 (Call 06/15/19)[b]	25	21,725
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 08/31/17)[b]	100	102,297
6.38%, 09/15/20 (Call 08/31/17)[b]	35	35,679
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	100	103,404
4.91%, 07/23/25 (Call 04/23/25)	350	376,250
6.38%, 10/23/35 (Call 04/23/35)	250	292,492
6.48%, 10/23/45 (Call 04/23/45)	80	93,964
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	100	103,948
Series B
7.63%, 03/15/20 (Call 08/31/17)	75	75,270
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	50	48,866
2.35%, 01/15/27 (Call 10/15/26)	175	164,941
2.85%, 01/15/23	125	127,519
3.13%, 07/15/22	25	25,984
3.15%, 03/01/26 (Call 12/01/25)	50	50,575
3.20%, 07/15/36 (Call 01/15/36)	35	32,996
3.38%, 08/15/25 (Call 05/15/25)	150	155,101
3.40%, 07/15/46 (Call 01/15/46)	50	45,758
4.20%, 08/15/34 (Call 02/15/34)	100	106,410
4.40%, 08/15/35 (Call 02/15/35)	100	108,559
4.50%, 01/15/43	100	107,412
4.60%, 08/15/45 (Call 02/15/45)	125	136,561
4.65%, 07/15/42	50	55,111
4.75%, 03/01/44	175	194,883
5.15%, 03/01/20	50	54,254
6.50%, 11/15/35	25	33,439
6.95%, 08/15/37	100	141,013
Cox Communications Inc.
3.25%, 12/15/22[b]	250	251,450
3.35%, 09/15/26 (Call 06/15/26)[b]	100	98,582
4.70%, 12/15/42[b]	100	96,532
CSC Holdings LLC
5.25%, 06/01/24	50	51,857
6.75%, 11/15/21	50	55,562
10.13%, 01/15/23 (Call 01/15/19)[b]	200	232,730
Discovery Communications LLC
3.30%, 05/15/22	150	151,948
4.88%, 04/01/43	75	70,753
4.95%, 05/15/42	25	23,855

Security	Principal (000s)	Value
DISH DBS Corp.
4.25%, 04/01/18	$75	$75,960
5.00%, 03/15/23	50	51,918
5.13%, 05/01/20	100	104,941
5.88%, 07/15/22	100	108,945
5.88%, 11/15/24	125	135,816
7.75%, 07/01/26	100	119,771
7.88%, 09/01/19	100	110,202
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[b]	50	51,171
5.88%, 07/15/26 (Call 07/15/21)[b]	25	25,867
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	198,362
Historic TW Inc.
6.63%, 05/15/29	50	63,109
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/31/17)	50	40,443
9.00%, 03/01/21 (Call 08/31/17)	50	37,316
9.00%, 09/15/22 (Call 09/15/17)	50	36,847
10.63%, 03/15/23 (Call 03/15/18)	25	18,651
11.25%, 03/01/21 (Call 08/31/17)[b]	25	18,709
LBI Media Inc.
10.00%, 04/15/19 (Call 09/05/17)[b]	33	32,702
Lee Enterprises Inc.
9.50%, 03/15/22 (Call 03/15/18)[b]	25	25,872
Liberty Interactive LLC
8.25%, 02/01/30	25	27,195
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	50	51,792
Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 08/15/23 (Call 08/15/18)[b]	35	37,910
NBCUniversal Media LLC
2.88%, 01/15/23	75	76,632
4.38%, 04/01/21	25	27,018
4.45%, 01/15/43	50	53,573
5.15%, 04/30/20	200	218,042
5.95%, 04/01/41	50	64,073
6.40%, 04/30/40	200	268,456
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[b,c]	80	83,130
Quebecor Media Inc.
5.75%, 01/15/23	50	53,906
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)[b]	40	40,076
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	50	50,506
SFR Group SA
6.00%, 05/15/22 (Call 08/31/17)[b]	200	209,190
7.38%, 05/01/26 (Call 05/01/21)[b]	200	216,556
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[b]	100	98,950
5.63%, 08/01/24 (Call 08/01/19)[b]	25	25,949
6.13%, 10/01/22 (Call 10/01/17)	50	51,886
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[b,c]	35	35,660
4.63%, 05/15/23 (Call 05/15/18)[b]	25	25,752
5.00%, 08/01/27 (Call 08/01/22)[b]	70	71,431
5.38%, 04/15/25 (Call 04/15/20)[b]	50	52,506
5.38%, 07/15/26 (Call 07/15/21)[b]	75	78,593
6.00%, 07/15/24 (Call 07/15/19)[b]	98	105,608

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
TEGNA Inc.
5.13%, 10/15/19 (Call 08/31/17)	$25	$25,496
5.13%, 07/15/20 (Call 08/31/17)	50	51,072
6.38%, 10/15/23 (Call 10/15/18)[c]	100	106,087
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	25	25,115
4.30%, 11/23/23 (Call 08/23/23)	120	128,836
Time Inc.
5.75%, 04/15/22 (Call 08/31/17)[b,c]	50	51,679
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	75	78,704
4.50%, 09/15/42 (Call 03/15/42)	178	168,570
5.00%, 02/01/20	25	26,661
5.50%, 09/01/41 (Call 03/01/41)	50	53,065
5.88%, 11/15/40 (Call 05/15/40)	121	133,776
6.75%, 06/15/39	100	120,444
8.25%, 04/01/19	188	206,870
8.75%, 02/14/19	100	110,001
Time Warner Companies Inc.
6.95%, 01/15/28	25	31,683
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150	188,533
Time Warner Inc.
3.40%, 06/15/22	25	25,855
3.55%, 06/01/24 (Call 03/01/24)	125	127,824
3.80%, 02/15/27 (Call 11/15/26)	350	354,336
3.88%, 01/15/26 (Call 10/15/25)	100	102,261
4.65%, 06/01/44 (Call 12/01/43)	200	199,428
4.75%, 03/29/21	175	189,114
4.85%, 07/15/45 (Call 01/15/45)	125	129,230
4.88%, 03/15/20	100	107,304
4.90%, 06/15/42	25	25,532
6.25%, 03/29/41	100	122,079
6.50%, 11/15/36	25	30,788
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	40	42,012
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[b]	50	50,987
5.13%, 02/15/25 (Call 02/15/20)[b]	100	100,205
6.75%, 09/15/22 (Call 09/15/17)[b]	50	51,941
Viacom Inc.
2.25%, 02/04/22 (Call 01/04/22)	250	242,080
3.45%, 10/04/26 (Call 07/04/26)	400	386,944
4.38%, 03/15/43	100	88,163
4.85%, 12/15/34 (Call 06/15/34)	100	96,911
5.25%, 04/01/44 (Call 10/01/43)	100	99,878
VRN, (3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)[c,f]	100	102,610
Videotron Ltd.
5.00%, 07/15/22	25	26,741
5.38%, 06/15/24 (Call 03/15/24)[b]	50	53,219
Videotron Ltd./Videotron Ltee
5.13%, 04/15/27 (Call 04/15/22)[b]	35	35,977
Virgin Media Finance PLC
6.00%, 10/15/24 (Call 10/15/19)[b]	200	211,982
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[d]	200	213,546
Walt Disney Co. (The)
1.85%, 05/30/19	25	25,112
1.85%, 07/30/26	50	45,832
2.15%, 09/17/20	100	100,998
2.75%, 08/16/21	50	51,311
4.13%, 06/01/44	375	393,814
4.38%, 08/16/41	45	48,595

Security	Principal (000s)	Value
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 08/31/17)[b]	$25	$25,798
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[b]	150	154,957

		16,200,813
METAL FABRICATE & HARDWARE — 0.04%
Grinding Media Inc./Moly-Cop AltaSteel Ltd
7.38%, 12/15/23 (Call 12/15/19)[b]	25	27,041
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[b]	50	52,683
6.25%, 08/15/24 (Call 08/15/19)[b]	100	107,004
Park-Ohio Industries Inc.
6.63%, 04/15/27 (Call 04/15/22)[b]	25	26,430
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	75	75,401
3.25%, 06/15/25 (Call 03/15/25)	100	102,529

		391,088
MINING — 0.54%
Aleris International Inc.
7.88%, 11/01/20 (Call 08/31/17)	25	24,142
9.50%, 04/01/21 (Call 04/01/18)[b]	45	47,672
Anglo American Capital PLC
4.13%, 09/27/22[b]	200	207,862
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	200	208,388
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[b]	100	98,584
Barrick Gold Corp.
3.85%, 04/01/22	50	53,409
4.10%, 05/01/23	9	9,749
5.25%, 04/01/42	100	114,529
Barrick North America Finance LLC
4.40%, 05/30/21	25	26,972
5.70%, 05/30/41	25	29,672
5.75%, 05/01/43	150	183,955
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	121	124,081
3.85%, 09/30/23[c]	75	80,548
5.00%, 09/30/43	250	293,907
6.42%, 03/01/26	100	123,112
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21[d]	200	200,976
Coeur Mining Inc.
5.88%, 06/01/24 (Call 06/01/20)[b]	50	49,341
Corp. Nacional del Cobre de Chile
4.50%, 09/16/25[d]	200	213,252
5.63%, 10/18/43[d]	200	233,750
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 08/31/17)[b]	25	25,560
FMG Resources August 2006 Pty Ltd.
5.13%, 05/15/24 (Call 02/15/24)[b]	50	51,800
9.75%, 03/01/22 (Call 03/01/18)[b]	125	142,194
Freeport-McMoRan Inc.
2.38%, 03/15/18	50	49,951
3.10%, 03/15/20	50	49,668

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
3.55%, 03/01/22 (Call 12/01/21)	$100	$97,444
3.88%, 03/15/23 (Call 12/15/22)[c]	80	77,407
4.55%, 11/14/24 (Call 08/14/24)[c]	25	24,393
5.40%, 11/14/34 (Call 05/14/34)	100	94,153
5.45%, 03/15/43 (Call 09/15/42)	50	45,932
6.50%, 11/15/20 (Call 08/31/17)	50	51,477
6.88%, 02/15/23 (Call 02/15/20)	25	27,089
Glencore Finance Canada Ltd.
4.25%, 10/25/22[b]	50	52,737
5.55%, 10/25/42[b]	50	54,425
Glencore Funding LLC
4.00%, 04/16/25[b]	100	102,326
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	210	218,753
Hecla Mining Co.
6.88%, 05/01/21 (Call 08/31/17)	25	25,872
Hudbay Minerals Inc.
7.63%, 01/15/25 (Call 01/15/20)[b]	30	32,913
International Wire Group Inc.
10.75%, 08/01/21 (Call 08/01/19)[b]	25	22,028
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[b]	25	28,502
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)[b]	80	79,691
5.95%, 03/15/24 (Call 12/15/23)	50	54,635
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	75	78,649
7.88%, 11/01/22 (Call 11/01/18)[b]	50	54,571
MMC Norilsk Nickel OJSC via MMC Finance DAC
4.10%, 04/11/23[d]	250	248,840
5.55%, 10/28/20[d]	200	212,580
New Gold Inc.
6.38%, 05/15/25 (Call 05/15/20)[b]	50	51,782
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	50	51,998
4.88%, 03/15/42 (Call 09/15/41)	100	108,157
Polyus Finance PLC
5.25%, 02/07/23[d]	200	205,212
Rio Tinto Alcan Inc.
5.75%, 06/01/35	50	58,234
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	60	63,586
5.20%, 11/02/40	75	89,043
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	131	133,366
4.13%, 08/21/42 (Call 02/21/42)	100	103,388
Southern Copper Corp.
5.25%, 11/08/42	50	51,465
5.88%, 04/23/45	100	110,298
6.75%, 04/16/40	50	59,113
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	75	78,868
5.40%, 02/01/43 (Call 08/01/42)	50	48,814
6.13%, 10/01/35	50	54,318
6.25%, 07/15/41 (Call 01/15/41)	25	27,143
8.50%, 06/01/24 (Call 06/01/19)[b]	25	28,985
Vedanta Resources PLC
6.00%, 01/31/19[d]	200	210,414

		5,861,675

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.04%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	$25	$26,106
5.00%, 09/01/25 (Call 03/01/20)	30	31,372
5.50%, 12/01/24 (Call 06/01/24)	25	27,461
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	70	71,863
Xerox Corp.
4.07%, 03/17/22[b]	125	128,659
4.50%, 05/15/21	100	105,563
6.75%, 12/15/39	50	52,881

		443,905
OIL & GAS — 2.88%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.88%, 12/15/24 (Call 12/15/19)[b]	30	31,432
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	150	148,485
4.85%, 03/15/21 (Call 02/15/21)	100	106,693
5.55%, 03/15/26 (Call 12/15/25)[c]	100	112,158
6.20%, 03/15/40	25	28,732
6.45%, 09/15/36	250	297,180
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)	25	24,627
5.13%, 12/01/22 (Call 08/31/17)	84	85,075
5.63%, 06/01/23 (Call 06/01/18)	100	102,869
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	125	127,660
4.25%, 01/15/44 (Call 07/15/43)	50	47,823
4.75%, 04/15/43 (Call 10/15/42)	75	76,441
5.10%, 09/01/40 (Call 03/01/40)	275	290,048
6.00%, 01/15/37	100	116,669
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[b]	50	51,248
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 08/31/17)[c]	25	24,677
Baytex Energy Corp.
5.13%, 06/01/21 (Call 08/31/17)[b]	25	22,506
BG Energy Capital PLC
4.00%, 10/15/21[b]	200	212,422
Bill Barrett Corp.
8.75%, 06/15/25 (Call 06/15/20)	25	22,712
BP Capital Markets PLC
1.38%, 11/06/17	25	24,995
2.11%, 09/16/21 (Call 08/16/21)	25	24,910
2.24%, 05/10/19	150	151,318
3.06%, 03/17/22	85	87,296
3.22%, 04/14/24 (Call 02/14/24)	100	102,147
3.25%, 05/06/22	100	103,492
3.51%, 03/17/25	125	129,284
3.54%, 11/04/24	225	233,008
3.56%, 11/01/21	150	157,783
3.59%, 04/14/27 (Call 01/14/27)	100	103,106
3.72%, 11/28/28 (Call 08/28/28)	10	10,375
4.50%, 10/01/20	150	161,493
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[b,c]	111	70,762

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)	$25	$25,963
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 08/31/17)	50	45,733
Canadian Natural Resources Ltd.
6.75%, 02/01/39	100	123,066
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[c]	50	49,688
7.50%, 09/15/20 (Call 08/31/17)	25	25,404
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	50	48,671
4.45%, 09/15/42 (Call 03/15/42)	50	41,908
5.70%, 10/15/19	345	365,048
6.75%, 11/15/39	60	64,708
Chesapeake Energy Corp.
6.13%, 02/15/21[c]	50	48,831
8.00%, 12/15/22 (Call 12/15/18)[b,c]	114	120,896
8.00%, 01/15/25 (Call 01/15/20)[b,c]	85	85,598
8.00%, 06/15/27 (Call 06/15/22)[b,c]	60	59,985
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	200	201,000
2.36%, 12/05/22 (Call 09/05/22)	200	200,112
2.42%, 11/17/20 (Call 10/17/20)	50	50,742
2.43%, 06/24/20 (Call 05/24/20)	100	101,652
3.33%, 11/17/25 (Call 08/17/25)	150	154,860
4.95%, 03/03/19	250	262,910
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	350	356,664
Citgo Holding Inc.
10.75%, 02/15/20[d]	100	104,968
CNOOC Finance 2013 Ltd
2013
1.75%, 05/09/18	200	199,794
3.00%, 05/09/23	200	199,268
CNOOC Finance 2015 Australia Pty Ltd.
4.20%, 05/05/45	200	197,068
CNOOC Finance 2015 USA LLC 2015
3.50%, 05/05/25	200	200,908
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	211,104
CNPC General Capital Ltd.
3.95%, 04/19/22[b]	200	210,542
Comstock Resources Inc. 10.00% (12.25% PIK)
10.00%, 03/15/20 (Call 08/31/17)[e]	50	50,463
Concho Resources Inc.
4.38%, 01/15/25 (Call 01/15/20)	50	51,493
5.50%, 10/01/22 (Call 10/01/17)	50	51,593
5.50%, 04/01/23 (Call 10/01/17)	75	77,348
ConocoPhillips
5.75%, 02/01/19	12	12,700
6.50%, 02/01/39	125	165,054
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	50	49,569
3.35%, 11/15/24 (Call 08/15/24)	50	51,377
3.35%, 05/15/25 (Call 02/15/25)[c]	100	102,214
4.15%, 11/15/34 (Call 05/15/34)	100	102,202
4.30%, 11/15/44 (Call 05/15/44)	125	128,660
ConocoPhillips Holding Co.
6.95%, 04/15/29	100	129,988
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	75	69,683

Security	Principal (000s)	Value
4.50%, 04/15/23 (Call 01/15/23)	$50	$48,972
4.90%, 06/01/44 (Call 12/01/43)	25	21,454
5.00%, 09/15/22 (Call 08/31/17)	75	74,455
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 11/01/17)	50	50,609
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	50	25,375
5.50%, 05/01/22 (Call 08/31/17)	50	27,063
9.00%, 05/15/21 (Call 12/15/18)[b]	25	23,768
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[c]	290	291,786
4.75%, 05/15/42 (Call 11/15/41)	100	98,662
5.00%, 06/15/45 (Call 12/15/44)	30	30,628
5.60%, 07/15/41 (Call 01/15/41)	50	53,793
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	50	33,063
5.70%, 10/15/39	50	37,684
Diamondback Energy Inc.
5.38%, 05/31/25 (Call 05/31/20)	35	36,101
Dolphin Energy Ltd.
5.50%, 12/15/21[b]	200	218,720
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)	15	15,174
Ecopetrol SA
4.13%, 01/16/25	350	346,650
5.88%, 09/18/23	200	220,258
5.88%, 05/28/45	200	187,238
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	131	134,289
6.50%, 08/15/34	100	115,774
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)	25	25,329
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[c]	150	114,412
4.70%, 03/15/21	50	48,941
5.75%, 10/01/44 (Call 04/01/44)	25	16,563
8.00%, 01/31/24 (Call 10/31/23)	12	11,066
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	100,711
3.15%, 04/01/25 (Call 01/01/25)	50	49,855
5.63%, 06/01/19	25	26,596
6.88%, 10/01/18	200	211,234
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	25	15,719
8.00%, 02/15/25 (Call 02/15/20)[b]	55	42,829
9.38%, 05/01/20 (Call 08/31/17)	50	42,324
EQT Corp.
4.88%, 11/15/21	125	135,081
Extraction Oil & Gas Inc./Extraction Finance Corp.
7.88%, 07/15/21 (Call 07/15/18)[b]	25	26,153
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	25	25,135
2.40%, 03/06/22 (Call 01/06/22)	50	50,464
2.71%, 03/06/25 (Call 12/06/24)	350	350,665
2.73%, 03/01/23 (Call 01/01/23)	25	25,480
3.04%, 03/01/26 (Call 12/01/25)	250	254,295
3.57%, 03/06/45 (Call 09/06/44)	125	121,369
4.11%, 03/01/46 (Call 09/01/45)	10	10,654
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[d]	200	208,690

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
6.00%, 01/23/21[d]	$200	$215,824
8.15%, 04/11/18[d]	100	103,712
8.63%, 04/28/34[d]	100	133,716
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[b,c]	50	49,452
6.38%, 05/15/25 (Call 05/15/20)[b,c]	60	59,881
Halcon Resources Corp.
6.75%, 02/15/25 (Call 02/15/20)[b]	40	40,834
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	50	49,624
5.60%, 02/15/41	150	150,231
5.80%, 04/01/47 (Call 10/01/46)	10	10,195
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	50	47,418
5.75%, 10/01/25 (Call 04/01/20)[b]	25	24,316
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	50	51,117
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[b]	50	36,002
KazMunayGas National Co. JSC
5.75%, 04/30/43[d]	200	197,872
Korea National Oil Corp.
4.00%, 01/23/24[d]	200	211,266
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 08/31/17)	50	50,947
Lukoil International Finance BV
4.75%, 11/02/26[d]	200	206,082
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	25	24,917
2.80%, 11/01/22 (Call 08/01/22)	250	244,520
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	50	51,787
3.63%, 09/15/24 (Call 06/15/24)	100	101,524
5.13%, 03/01/21	10	10,911
5.85%, 12/15/45 (Call 06/15/45)	100	106,394
Matador Resources Co.
6.88%, 04/15/23 (Call 04/15/18)	25	26,471
MEG Energy Corp.
6.38%, 01/30/23 (Call 08/31/17)[b]	25	20,904
6.50%, 01/15/25 (Call 01/15/20)[b,c]	50	47,888
7.00%, 03/31/24 (Call 09/30/18)[b]	50	41,380
Murphy Oil Corp.
4.70%, 12/01/22 (Call 09/01/22)[c]	50	49,385
6.13%, 12/01/42 (Call 06/01/42)	50	46,838
Murphy Oil USA Inc.
5.63%, 05/01/27 (Call 05/01/22)	50	52,747
Nabors Industries Inc.
4.63%, 09/15/21	10	9,666
5.00%, 09/15/20	100	100,889
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	25	26,025
5.63%, 07/01/24	50	52,583
5.75%, 01/30/22	50	52,894
Nexen Energy ULC
6.40%, 05/15/37	100	126,480
7.50%, 07/30/39	50	71,783
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	250	264,652
5.25%, 11/15/43 (Call 05/15/43)	100	105,343
Noble Holding International Ltd.
4.90%, 08/01/20	6	5,582
7.70%, 04/01/25 (Call 01/01/25)[c]	75	57,637

Security	Principal (000s)	Value
7.75%, 01/15/24 (Call 10/15/23)[c]	$30	$23,785
8.70%, 04/01/45 (Call 10/01/44)	50	37,530
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 08/31/17)	25	16,381
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[c]	75	74,214
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	100,702
3.13%, 02/15/22 (Call 11/15/21)	100	103,288
4.40%, 04/15/46 (Call 10/15/45)	225	237,427
4.63%, 06/15/45 (Call 12/15/44)	60	64,885
Series 1
4.10%, 02/01/21 (Call 11/01/20)	200	213,194
Parker Drilling Co.
7.50%, 08/01/20 (Call 08/31/17)	25	21,462
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[b]	25	25,406
5.38%, 01/15/25 (Call 01/15/20)[b]	25	25,521
6.25%, 06/01/24 (Call 06/01/19)[b]	25	26,413
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[c]	25	25,183
7.25%, 06/15/25 (Call 06/15/20)[b]	50	49,014
PDC Energy Inc.
6.13%, 09/15/24 (Call 09/15/19)[b]	50	51,866
Pertamina Persero PT
4.88%, 05/03/22[d]	200	214,296
6.50%, 05/27/41[d]	200	234,628
Petro-Canada
6.80%, 05/15/38	100	131,808
Petrobras Global Finance BV
4.38%, 05/20/23	345	333,839
5.38%, 01/27/21	170	174,683
5.63%, 05/20/43	100	85,800
5.75%, 01/20/20	200	209,338
6.75%, 01/27/41	125	120,224
6.85%, 12/31/99	200	183,564
7.25%, 03/17/44	150	150,999
7.38%, 01/17/27	100	108,389
8.38%, 05/23/21	300	338,013
8.75%, 05/23/26	200	234,892
Petroleos de Venezuela SA
5.38%, 04/12/27[d]	100	32,625
6.00%, 05/16/24[d]	300	100,125
6.00%, 11/15/26[d]	200	65,250
9.00%, 11/17/21[d]	125	49,219
9.75%, 05/17/35[d]	150	57,750
12.75%, 02/17/22[d]	180	82,800
Petroleos Mexicanos
3.50%, 07/23/20	100	102,277
3.50%, 01/30/23	200	196,044
4.88%, 01/18/24	200	206,956
5.50%, 01/21/21	200	214,430
5.63%, 01/23/46	100	92,129
6.00%, 03/05/20	100	107,998
6.38%, 02/04/21	300	329,067
6.38%, 01/23/45	150	151,603
6.50%, 06/02/41	600	618,306
6.63%, 06/15/38	300	313,458
6.75%, 09/21/47	100	105,225
FRN, (3 mo. LIBOR US + 3.650%)

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
4.88%, 03/11/22[b,h]	$400	$435,664
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	100	107,331
Petronas Capital Ltd.
3.50%, 03/18/25[d]	400	413,528
5.25%, 08/12/19[b]	200	212,258
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	150	158,989
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	25	25,812
3.95%, 07/15/22 (Call 04/15/22)	50	52,692
Precision Drilling Corp.
6.50%, 12/15/21 (Call 08/31/17)	50	50,228
6.63%, 11/15/20 (Call 08/31/17)	15	14,808
7.75%, 12/15/23 (Call 12/15/19)	25	25,063
PTT PCL
4.50%, 10/25/42[d]	200	201,442
Puma International Financing SA
6.75%, 02/01/21 (Call 08/31/17)[b]	200	206,382
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	50	48,692
5.38%, 10/01/22 (Call 07/01/22)	25	24,528
6.88%, 03/01/21[c]	25	26,193
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)[b]	25	24,840
5.00%, 03/15/23 (Call 12/15/22)[b,c]	50	49,674
5.88%, 07/01/22 (Call 04/01/22)[b]	47	48,429
Reliance Holdings USA Inc.
5.40%, 02/14/22[d]	250	274,892
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	50	47,148
5.85%, 01/15/44 (Call 07/15/43)	25	19,044
7.38%, 06/15/25 (Call 03/15/25)	50	47,347
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[b]	25	25,374
6.63%, 10/01/22 (Call 10/01/17)	15	15,695
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)	50	40,872
7.75%, 06/15/21 (Call 08/31/17)[c]	15	13,594
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[b]	25	26,209
6.88%, 06/30/23 (Call 06/30/18)[b]	25	26,337
8.25%, 05/15/20 (Call 08/31/17)[b]	10	10,439
Shell International Finance BV
1.63%, 11/10/18	50	50,042
2.00%, 11/15/18	250	251,500
2.25%, 11/10/20	100	101,009
2.25%, 01/06/23	25	24,759
2.50%, 09/12/26	100	96,776
2.88%, 05/10/26	50	49,733
3.25%, 05/11/25	25	25,654
3.75%, 09/12/46	35	33,718
4.00%, 05/10/46	100	100,655
4.13%, 05/11/35	25	26,266
4.30%, 09/22/19	275	289,800
4.38%, 03/25/20	120	127,757
4.38%, 05/11/45	400	424,540
5.50%, 03/25/40	100	122,192
6.38%, 12/15/38	25	33,686
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[d]	200	200,068

Security	Principal (000s)	Value
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	$200	$209,886
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[d]	200	213,640
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[d]	200	201,312
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21[d]	200	195,282
2.75%, 09/29/26[d]	200	188,082
3.50%, 05/03/26[d]	200	200,042
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[c]	50	46,583
6.13%, 11/15/22 (Call 11/15/18)[c]	25	24,506
6.50%, 01/01/23 (Call 08/31/17)	25	24,868
6.75%, 09/15/26 (Call 09/15/21)	50	49,722
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	25	23,336
5.80%, 01/23/20 (Call 12/23/19)	50	51,655
6.70%, 01/23/25 (Call 10/23/24)	50	49,338
Statoil ASA
2.45%, 01/17/23	107	106,676
2.65%, 01/15/24	275	273,281
3.13%, 08/17/17	25	25,017
3.70%, 03/01/24	125	131,971
3.95%, 05/15/43	75	74,229
4.80%, 11/08/43	25	28,282
Suncor Energy Inc.
6.50%, 06/15/38	25	32,287
6.85%, 06/01/39	50	66,807
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/31/17)	25	25,647
6.25%, 04/15/21 (Call 04/15/18)	50	52,301
6.38%, 04/01/23 (Call 04/01/18)	25	26,363
Tesoro Corp.
4.75%, 12/15/23 (Call 10/15/23)[b]	60	65,013
5.13%, 12/15/26 (Call 09/15/26)[b]	25	27,347
5.38%, 10/01/22 (Call 10/01/17)[c]	100	103,211
Total Capital International SA
2.10%, 06/19/19	225	226,816
2.75%, 06/19/21	50	51,188
2.88%, 02/17/22	175	179,221
3.75%, 04/10/24	125	132,341
Total Capital SA
4.45%, 06/24/20	100	107,106
Transocean Inc.
8.38%, 12/15/21[c]	150	158,323
9.00%, 07/15/23 (Call 07/15/20)[b,c]	50	52,015
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[b]	50	51,364
7.13%, 04/15/25 (Call 04/15/20)[b]	25	25,401
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	590	584,483
4.90%, 03/15/45	50	52,845
6.63%, 06/15/37	25	31,156
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 08/31/17)[k]	50	10,375
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	50	49,246
5.75%, 03/15/21 (Call 12/15/20)[c]	75	71,503

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
WildHorse Resource Development Corp.
6.88%, 02/01/25 (Call 02/01/20)[b]	$70	$68,573
Woodside Finance Ltd.
3.70%, 09/15/26 (Call 06/15/26)[b]	100	99,265
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	50	49,409
6.00%, 01/15/22 (Call 10/15/21)	50	51,326
8.25%, 08/01/23 (Call 06/01/23)	25	27,555
YPF SA
8.75%, 04/04/24[d]	200	224,520

		31,326,011
OIL & GAS SERVICES — 0.21%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40	100	114,378
Calfrac Holdings LP
7.50%, 12/01/20 (Call 08/31/17)[b]	25	22,936
COSL Singapore Capital Ltd.
4.50%, 07/30/25[d]	200	209,476
Exterran Energy Solutions LP/EES Finance Corp.
8.13%, 05/01/25 (Call 05/01/20)[b]	100	104,070
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	50	51,709
3.80%, 11/15/25 (Call 08/15/25)	125	128,934
4.75%, 08/01/43 (Call 02/01/43)	25	25,962
5.00%, 11/15/45 (Call 05/15/45)	200	216,888
6.70%, 09/15/38	100	129,229
KCA Deutag UK Finance PLC
9.88%, 04/01/22 (Call 04/01/20)[b]	200	201,716
McDermott International Inc.
8.00%, 05/01/21 (Call 08/31/17)[b]	50	51,388
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	231	224,202
3.95%, 12/01/42 (Call 06/01/42)	15	12,486
PHI Inc.
5.25%, 03/15/19 (Call 08/31/17)	25	23,831
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)[b]	70	71,471
4.00%, 12/21/25 (Call 09/21/25)[b]	95	100,627
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[b]	125	129,561
SESI LLC
6.38%, 05/01/19 (Call 08/31/17)	25	24,974
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[b]	48	49,627
Trinidad Drilling Ltd.
6.63%, 02/15/25 (Call 02/15/20)[b]	30	28,289
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[c]	200	183,886
5.95%, 04/15/42 (Call 10/17/41)	25	20,972
7.75%, 06/15/21 (Call 05/15/21)[c]	50	51,351
8.25%, 06/15/23 (Call 03/15/23)[c]	45	45,961
9.88%, 02/15/24 (Call 11/15/23)[b]	50	53,784

		2,277,708
PACKAGING & CONTAINERS — 0.19%
ARD Finance SA
7.13%, 09/15/23 (Call 09/15/19)[e]	200	214,912
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
7.25%, 05/15/24 (Call 05/15/19)[b]	200	221,352

Security	Principal (000s)	Value
Ball Corp.
4.00%, 11/15/23	$100	$102,124
4.38%, 12/15/20	50	52,373
5.00%, 03/15/22	50	53,784
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	25	24,357
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)	50	52,455
5.50%, 05/15/22 (Call 08/31/17)	50	52,153
6.00%, 10/15/22 (Call 10/15/18)	25	26,618
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[b]	50	52,415
7.25%, 04/15/25 (Call 04/15/20)[b]	75	78,148
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	75	79,183
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)[b]	75	75,426
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)[b]	25	26,241
Graphic Packaging International Inc.
4.13%, 08/15/24 (Call 05/15/24)	25	25,711
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b]	50	52,776
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	25	25,582
4.50%, 11/01/23 (Call 08/01/23)	100	107,996
Pactiv LLC
7.95%, 12/15/25	25	28,077
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/31/17)[b]	25	18,325
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[b]	165	173,326
7.00%, 07/15/24 (Call 07/15/19)[b]	50	54,181
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20 (Call 08/31/17)	100	102,167
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[b]	100	107,602
5.50%, 09/15/25 (Call 06/15/25)[b]	25	27,275
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	25	29,592
WestRock MWV LLC
8.20%, 01/15/30	75	105,973
WestRock RKT Co.
4.90%, 03/01/22	50	54,578

		2,024,702
PHARMACEUTICALS — 1.24%
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)	100	101,536
2.90%, 11/06/22	225	228,780
3.20%, 11/06/22 (Call 09/06/22)	100	103,016
3.20%, 05/14/26 (Call 02/14/26)	275	274,395
3.60%, 05/14/25 (Call 02/14/25)	60	61,962
4.40%, 11/06/42	125	129,295
4.45%, 05/14/46 (Call 11/14/45)	25	26,077
4.50%, 05/14/35 (Call 11/14/34)	50	53,401
4.70%, 05/14/45 (Call 11/14/44)	250	269,832
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	100	102,271

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
3.45%, 03/15/22 (Call 01/15/22)	$525	$545,853
3.80%, 03/15/25 (Call 12/15/24)	222	230,909
4.75%, 03/15/45 (Call 09/15/44)	50	54,468
4.85%, 06/15/44 (Call 12/15/43)	100	110,272
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	102,114
AstraZeneca PLC
1.95%, 09/18/19	25	25,089
2.38%, 11/16/20	25	25,330
3.38%, 11/16/25	275	282,403
4.00%, 09/18/42	100	100,041
4.38%, 11/16/45	25	26,475
6.45%, 09/15/37	150	200,412
Bristol-Myers Squibb Co.
2.00%, 08/01/22	100	99,265
3.25%, 02/27/27	150	153,532
4.50%, 03/01/44 (Call 09/01/43)	100	110,492
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	100	100,819
3.41%, 06/15/27 (Call 03/15/27)	100	100,922
3.75%, 09/15/25 (Call 06/15/25)	100	104,694
Eli Lilly & Co.
1.95%, 03/15/19	175	175,976
2.75%, 06/01/25 (Call 03/01/25)	50	50,303
3.10%, 05/15/27 (Call 02/15/27)	90	91,487
3.70%, 03/01/45 (Call 09/01/44)	50	49,699
3.95%, 05/15/47 (Call 11/15/46)	25	26,111
EMD Finance LLC
3.25%, 03/19/25 (Call 12/19/24)[b]	75	75,790
Endo Finance LLC
5.75%, 01/15/22 (Call 08/31/17)[b]	50	46,355
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 08/31/17)[b]	150	128,548
7.25%, 01/15/22 (Call 08/31/17)[b]	50	49,521
Express Scripts Holding Co.
2.25%, 06/15/19	250	251,445
3.40%, 03/01/27 (Call 12/01/26)	25	24,607
3.90%, 02/15/22	250	263,295
4.50%, 02/25/26 (Call 11/27/25)	50	53,459
4.80%, 07/15/46 (Call 01/15/46)[c]	75	78,346
Forest Laboratories LLC
4.38%, 02/01/19 (Call 11/03/18)[b]	34	35,039
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	25	25,560
6.38%, 05/15/38	150	207,330
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100	102,846
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%, 10/01/24 (Call 10/01/19)[b]	50	54,554
Johnson & Johnson
1.13%, 03/01/19	250	249,050
1.65%, 03/01/21 (Call 02/01/21)	200	198,826
3.38%, 12/05/23	150	160,786
3.55%, 03/01/36 (Call 09/01/35)	125	128,257
3.63%, 03/03/37 (Call 09/03/36)	50	51,878
3.70%, 03/01/46 (Call 09/01/45)	180	184,991
3.75%, 03/03/47 (Call 09/03/46)	50	51,827
4.38%, 12/05/33 (Call 06/05/33)	20	22,832
5.55%, 08/15/17	25	25,035
5.95%, 08/15/37	50	67,150
McKesson Corp.
2.28%, 03/15/19	50	50,324

Security	Principal (000s)	Value
3.80%, 03/15/24 (Call 12/15/23)	$150	$157,701
4.88%, 03/15/44 (Call 09/15/43)	100	112,588
Mead Johnson Nutrition Co.
3.00%, 11/15/20	30	30,885
4.13%, 11/15/25 (Call 08/15/25)	200	216,666
Merck & Co. Inc.
2.35%, 02/10/22	40	40,510
2.40%, 09/15/22 (Call 06/15/22)	100	101,248
2.75%, 02/10/25 (Call 11/10/24)	350	350,917
2.80%, 05/18/23	125	128,384
3.70%, 02/10/45 (Call 08/10/44)	25	25,142
4.15%, 05/18/43	100	107,270
Mylan NV
2.50%, 06/07/19	250	252,277
3.00%, 12/15/18	50	50,700
3.15%, 06/15/21 (Call 05/15/21)	25	25,544
3.95%, 06/15/26 (Call 03/15/26)	125	127,722
5.25%, 06/15/46 (Call 12/15/45)	100	109,040
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[b]	50	53,873
Novartis Capital Corp.
1.80%, 02/14/20	50	50,219
2.40%, 05/17/22 (Call 04/17/22)	250	252,717
2.40%, 09/21/22	100	100,997
3.00%, 11/20/25 (Call 08/20/25)	100	101,866
3.10%, 05/17/27 (Call 02/17/27)	100	102,055
4.00%, 11/20/45 (Call 05/20/45)	50	52,548
4.40%, 05/06/44	50	55,790
Novartis Securities Investment Ltd.
5.13%, 02/10/19	250	262,775
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	200	206,980
Pfizer Inc.
2.10%, 05/15/19	25	25,240
2.20%, 12/15/21	100	100,943
2.75%, 06/03/26	100	99,442
3.40%, 05/15/24	25	26,299
4.13%, 12/15/46	100	106,385
4.30%, 06/15/43	50	54,211
4.40%, 05/15/44	50	55,250
5.80%, 08/12/23	200	236,244
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	350	349,643
2.40%, 09/23/21 (Call 08/23/21)	245	244,218
2.88%, 09/23/23 (Call 07/23/23)	150	149,734
3.20%, 09/23/26 (Call 06/23/26)	25	24,663
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	200,216
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	80	95,039
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	25	24,869
2.20%, 07/21/21	100	98,629
3.15%, 10/01/26	150	143,367
4.10%, 10/01/46[c]	150	136,350
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 08/31/17)[b]	100	96,931
5.50%, 03/01/23 (Call 03/01/18)[b]	50	42,677
5.63%, 12/01/21 (Call 08/31/17)[b]	50	45,365
5.88%, 05/15/23 (Call 05/15/18)[b]	175	151,030

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
6.13%, 04/15/25 (Call 04/15/20)[b]	$125	$106,364
6.38%, 10/15/20 (Call 08/31/17)[b]	150	145,879
6.50%, 03/15/22 (Call 03/15/19)[b]	55	58,029
6.75%, 08/15/18 (Call 08/15/17)[b]	8	8,017
7.00%, 10/01/20 (Call 08/31/17)[b]	25	24,681
7.00%, 03/15/24 (Call 03/15/20)[b]	50	53,254
7.50%, 07/15/21 (Call 08/31/17)[b]	100	97,160
Wyeth LLC
5.95%, 04/01/37	335	443,681
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	25	25,838
3.45%, 11/13/20 (Call 10/13/20)	30	31,108
4.50%, 11/13/25 (Call 08/13/25)	150	166,242

		13,448,294
PIPELINES — 1.02%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[b]	45	45,246
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/19)	25	25,306
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)[b]	50	51,833
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 11/15/17)[b]	25	25,562
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	50	56,534
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	50	49,939
4.15%, 07/01/23 (Call 04/01/23)	50	52,149
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)[b]	35	36,416
5.88%, 03/31/25 (Call 10/02/24)	70	75,977
7.00%, 06/30/24 (Call 01/01/24)	100	114,351
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)[b]	50	52,234
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	100	100,207
6.25%, 04/01/23 (Call 04/01/18)	50	50,873
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	50	48,640
4.75%, 09/30/21 (Call 06/30/21)[b]	50	51,319
4.95%, 04/01/22 (Call 01/01/22)	25	25,725
5.35%, 03/15/20[b]	75	78,496
VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[b,f]	25	23,301
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	200	199,196
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	30	31,793
5.88%, 10/15/25 (Call 07/15/25)	100	115,022
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	25	25,486
3.70%, 07/15/27 (Call 04/15/27)	65	65,895
4.25%, 12/01/26 (Call 09/01/26)	40	42,326
Series 16-A
VRN, (3 mo. LIBOR US + 3.890%)
6.00%, 01/15/77 (Call 01/15/27)[f]	275	291,431
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	50	52,524
5.88%, 01/15/24 (Call 10/15/23)	50	53,922
7.50%, 10/15/20	50	56,405

Security	Principal (000s)	Value
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	$75	$75,824
4.05%, 03/15/25 (Call 12/15/24)	100	100,917
5.15%, 03/15/45 (Call 09/15/44)	100	97,156
5.20%, 02/01/22 (Call 11/01/21)	400	433,992
6.13%, 12/15/45 (Call 06/15/45)	60	65,657
6.50%, 02/01/42 (Call 08/01/41)	50	56,272
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	250	249,762
4.15%, 06/01/25 (Call 03/01/25)	25	25,036
4.40%, 04/01/24 (Call 01/01/24)	100	102,726
4.85%, 07/15/26 (Call 04/15/26)	75	78,934
5.05%, 04/01/45 (Call 10/01/44)	100	95,375
5.60%, 04/01/44 (Call 10/01/43)	50	51,131
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	350	360,811
3.70%, 02/15/26 (Call 11/15/25)	25	25,673
3.95%, 02/15/27 (Call 11/15/26)	75	78,493
4.85%, 08/15/42 (Call 02/15/42)	100	106,518
4.85%, 03/15/44 (Call 09/15/43)	125	133,609
4.90%, 05/15/46 (Call 11/15/45)	25	26,984
5.10%, 02/15/45 (Call 08/15/44)	60	66,406
7.55%, 04/15/38	25	34,354
Series J
5.75%, 03/01/35	100	113,146
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 08/31/17)	50	50,831
6.00%, 05/15/23 (Call 05/15/18)	75	74,569
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)[b]	50	53,883
Holly Energy Partners LP/Holly Energy Finance Corp.
6.00%, 08/01/24 (Call 08/01/19)[b]	25	26,045
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	60	62,480
6.95%, 01/15/38	175	212,315
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	500	509,125
4.30%, 06/01/25 (Call 03/01/25)	100	104,523
5.05%, 02/15/46 (Call 08/15/45)	25	25,272
5.30%, 12/01/34 (Call 06/01/34)	125	129,737
5.55%, 06/01/45 (Call 12/01/44)	100	107,185
7.80%, 08/01/31	25	31,913
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	48,986
4.20%, 12/01/42 (Call 06/01/42)	25	23,579
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 08/31/17)	15	15,372
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	200	214,850
4.88%, 06/01/25 (Call 03/01/25)	10	10,719
5.50%, 02/15/23 (Call 08/31/17)	107	110,267
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[b]	40	41,122
NuStar Logistics LP
8.15%, 04/15/18	25	26,043
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	25	26,102
7.50%, 09/01/23 (Call 06/01/23)	50	60,656
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	200	202,160

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
3.38%, 10/01/22 (Call 07/01/22)	$135	$136,801
5.00%, 09/15/23 (Call 06/15/23)	125	136,036
6.20%, 09/15/43 (Call 03/15/43)	50	58,256
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	100	98,429
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	250	245,215
3.65%, 06/01/22 (Call 03/01/22)	50	51,167
4.50%, 12/15/26 (Call 09/15/26)	25	25,610
4.65%, 10/15/25 (Call 07/15/25)	60	62,270
5.15%, 06/01/42 (Call 12/01/41)	100	96,194
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	25	26,877
5.88%, 03/01/22 (Call 12/01/21)	50	55,305
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	50	52,795
6.00%, 01/15/19[b]	25	26,045
6.85%, 07/15/18[b]	25	26,010
7.50%, 07/15/38[b]	25	28,302
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	75	80,301
5.63%, 03/01/25 (Call 12/01/24)	136	151,054
5.75%, 05/15/24 (Call 02/15/24)	100	112,397
5.88%, 06/30/26 (Call 12/31/25)	50	56,317
SemGroup Corp.
6.38%, 03/15/25 (Call 03/15/20)[b]	51	50,634
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	120	120,199
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	100	100,850
4.50%, 03/15/45 (Call 09/15/44)	25	24,878
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 08/31/17)	50	50,399
5.75%, 04/15/25 (Call 04/15/20)	35	35,370
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	100	98,974
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	50	49,449
5.13%, 02/01/25 (Call 02/01/20)[b]	45	46,205
5.25%, 05/01/23 (Call 11/01/17)	25	25,759
5.38%, 02/01/27 (Call 02/01/22)[b]	25	25,942
6.75%, 03/15/24 (Call 09/15/19)	25	27,067
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	25	26,066
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	25	26,279
6.25%, 10/15/22 (Call 10/15/18)	100	106,459
6.38%, 05/01/24 (Call 05/01/19)	25	27,201
TransCanada PipeLines Ltd.
2.50%, 08/01/22	150	150,360
4.63%, 03/01/34 (Call 12/01/33)	25	27,231
4.88%, 01/15/26 (Call 10/15/25)	105	117,792
7.63%, 01/15/39	150	218,502
Transcanada Trust VRN, (3 mo. LIBOR US + 3.208%)
5.30%, 03/15/77 (Call 03/15/27)[f]	500	517,260
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	100	99,235
6.05%, 06/15/18	25	25,860
7.85%, 02/01/26 (Call 11/01/25)	85	109,983
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	85	85,282

Security	Principal (000s)	Value
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	$25	$24,732
4.55%, 06/24/24 (Call 03/24/24)	160	165,472
7.50%, 01/15/31	25	29,679
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	150	154,314
3.75%, 06/15/27 (Call 03/15/27)	100	100,207
3.90%, 01/15/25 (Call 10/15/24)	100	102,012
4.30%, 03/04/24 (Call 12/04/23)	200	210,414
4.90%, 01/15/45 (Call 07/15/44)	50	50,378
5.25%, 03/15/20	25	26,936

		11,027,379
PRIVATE EQUITY — 0.01%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)[b]	25	25,873
KKR Group Finance Co. III LLC
5.13%, 06/01/44 (Call 12/01/43)[b]	50	53,829

		79,702
REAL ESTATE — 0.24%
Agile Group Holdings Ltd.
8.38%, 02/18/19 (Call 08/30/17)[d]	200	208,234
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	100	107,946
China Evergrande Group
8.75%, 06/28/25 (Call 06/28/21)[d]	211	211,103
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24[d]	200	229,162
Country Garden Holdings Co. Ltd.
7.50%, 01/10/23 (Call 01/10/18)[b]	200	210,048
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[b]	50	52,439
CSCEC Finance Cayman II Ltd.
2.70%, 06/14/21[d]	200	199,814
Franshion Development Ltd.
6.75%, 04/15/21[b]	200	223,558
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[b]	75	77,810
Kennedy-Wilson Inc.
5.88%, 04/01/24 (Call 04/01/19)	100	102,330
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 08/30/17)[d]	200	208,154
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	75	81,745
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)[b]	25	25,291
5.25%, 12/01/21 (Call 12/01/17)[b]	25	26,161
Shimao Property Holdings Ltd.
8.38%, 02/10/22 (Call 02/10/19)[d]	200	220,814
Sino-Ocean Land Treasure Finance I Ltd.
6.00%, 07/30/24[d]	200	219,408
Sun Hung Kai Properties Capital Market Ltd.
3.63%, 01/16/23[d]	200	208,684

		2,612,701

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.82%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	$200	$213,138
4.60%, 04/01/22 (Call 01/01/22)	50	53,565
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	200	192,664
3.38%, 10/15/26 (Call 07/15/26)	50	49,354
3.40%, 02/15/19	200	204,436
3.50%, 01/31/23	100	103,215
3.55%, 07/15/27 (Call 04/15/27)	25	24,840
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	30	30,711
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	100	95,374
3.65%, 02/01/26 (Call 11/03/25)	100	102,363
3.80%, 02/01/24 (Call 11/01/23)	75	78,273
3.85%, 02/01/23 (Call 11/01/22)	225	238,450
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	40	39,501
3.88%, 08/15/22 (Call 06/15/22)	125	128,676
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	100	100,802
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	75	79,154
CoreCivic Inc.
5.00%, 10/15/22 (Call 07/15/22)	50	52,056
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	26,885
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	50	49,408
3.70%, 06/15/26 (Call 03/15/26)	100	101,107
4.88%, 04/15/22	25	27,360
5.25%, 01/15/23	65	72,615
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 06/01/25 (Call 06/01/20)	75	77,038
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)[b]	50	51,910
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	100	95,666
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	270	283,773
4.75%, 10/01/25 (Call 07/01/25)	50	53,962
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	53,537
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	25	25,835
Equinix Inc.
4.88%, 04/01/20 (Call 08/31/17)[c]	12	12,317
5.38%, 01/01/22 (Call 01/01/18)	50	52,520
5.38%, 04/01/23 (Call 04/01/18)	50	52,142
5.38%, 05/15/27 (Call 05/15/22)	75	80,971
5.88%, 01/15/26 (Call 01/15/21)	50	54,957
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	100,904
4.50%, 07/01/44 (Call 01/01/44)	50	53,052
4.50%, 06/01/45 (Call 12/01/44)	30	31,681
4.63%, 12/15/21 (Call 09/15/21)	75	81,400
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[b]	50	52,109

Security	Principal (000s)	Value
Federal Realty Investment Trust
3.25%, 07/15/27 (Call 04/15/27)	$25	$24,660
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	50	52,005
GEO Group Inc. (The)
6.00%, 04/15/26 (Call 04/15/21)	50	52,145
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	25	25,229
3.40%, 02/01/25 (Call 11/01/24)	25	24,995
3.88%, 08/15/24 (Call 05/17/24)	50	51,625
4.00%, 06/01/25 (Call 03/01/25)	100	103,707
4.20%, 03/01/24 (Call 12/01/23)	25	26,284
5.38%, 02/01/21 (Call 11/03/20)	63	68,830
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	225	242,125
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	50	51,246
4.00%, 06/15/25 (Call 03/15/25)	75	76,852
Series F
4.50%, 02/01/26 (Call 11/01/25)	75	78,932
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/31/17)	50	51,423
6.00%, 10/01/20 (Call 10/01/17)[b]	25	25,848
Iron Mountain U.S. Holdings Inc.
5.38%, 06/01/26 (Call 06/01/21)[b]	50	53,162
iStar Inc.
6.00%, 04/01/22 (Call 04/01/19)	100	103,168
7.13%, 02/15/18	48	49,052
Kimco Realty Corp.
3.80%, 04/01/27 (Call 01/01/27)	150	151,092
4.25%, 04/01/45 (Call 10/01/44)	50	47,137
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	94,818
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	30	30,296
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 03/01/24 (Call 03/01/19)	75	81,530
Omega Healthcare Investors Inc.
4.75%, 01/15/28 (Call 10/15/27)	50	50,297
4.95%, 04/01/24 (Call 01/01/24)	75	78,504
5.25%, 01/15/26 (Call 10/15/25)	100	106,394
QCP SNF West/Central/East/AL REIT LLC
8.13%, 11/01/23 (Call 11/01/19)[b]	25	25,655
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	50	51,637
4.13%, 10/15/26 (Call 07/15/26)	150	155,770
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 08/31/17)	25	25,930
SBA Communications Corp.
4.88%, 07/15/22 (Call 08/31/17)	50	51,946
4.88%, 09/01/24 (Call 09/01/19)	50	51,962
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/06/19)[b]	100	100,168
Select Income REIT
4.25%, 05/15/24 (Call 02/15/24)	250	248,932
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	50	50,352
2.50%, 07/15/21 (Call 04/15/21)	25	25,138
3.30%, 01/15/26 (Call 10/15/25)	80	80,687
3.38%, 10/01/24 (Call 07/01/24)	125	127,716

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
3.38%, 06/15/27 (Call 03/15/27)	$350	$351,547
3.75%, 02/01/24 (Call 11/01/23)	200	208,652
Starwood Property Trust Inc.
5.00%, 12/15/21 (Call 09/15/21)	25	26,082
Tanger Properties LP
3.88%, 07/15/27 (Call 04/15/27)	25	24,861
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)[d]	200	209,352
UDR Inc.
3.50%, 07/01/27 (Call 04/01/27)	25	24,945
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[b]	25	25,833
7.13%, 12/15/24 (Call 12/15/19)[b]	75	73,656
8.25%, 10/15/23 (Call 04/15/19)	50	51,558
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	50	50,376
3.25%, 10/15/26 (Call 07/15/26)	10	9,731
3.50%, 02/01/25 (Call 11/01/24)	200	200,652
3.85%, 04/01/27 (Call 01/01/27)	75	76,150
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	160	169,462
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	265	275,743
4.60%, 02/06/24 (Call 11/06/23)	125	131,047
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 09/17/19 (Call 08/17/19)[b]	200	201,684
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	450	472,018
Weyerhaeuser Co.
7.38%, 03/15/32	150	208,422

		8,866,741
RETAIL — 0.98%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[b]	100	100,493
6.00%, 04/01/22 (Call 10/01/17)[b]	100	103,270
Asbury Automotive Group Inc.
6.00%, 12/15/24 (Call 12/15/19)	25	25,669
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	45,989
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	20	20,228
3.25%, 04/15/25 (Call 01/15/25)	35	34,598
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	25	22,280
Best Buy Co. Inc.
5.00%, 08/01/18	50	51,502
Bon-Ton Department Stores Inc. (The)
8.00%, 06/15/21 (Call 08/31/17)	25	9,781
Brinker International Inc.
3.88%, 05/15/23	75	72,960
5.00%, 10/01/24 (Call 07/01/24)[b]	50	50,137
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 08/31/17)[b]	50	25,250
Coach Inc.
3.00%, 07/15/22 (Call 06/15/22)	75	74,701
Costco Wholesale Corp.
1.75%, 02/15/20	100	99,966
2.15%, 05/18/21 (Call 04/18/21)	250	251,217
Cumberland Farms Inc.
6.75%, 05/01/25 (Call 05/01/20)[b]	25	26,686

Security	Principal (000s)	Value
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	$200	$198,848
2.25%, 12/05/18 (Call 11/05/18)	125	125,876
2.80%, 07/20/20 (Call 06/20/20)	250	255,535
2.88%, 06/01/26 (Call 03/01/26)	225	219,130
3.50%, 07/20/22 (Call 05/20/22)	225	234,979
3.88%, 07/20/25 (Call 04/20/25)	50	52,428
4.88%, 07/20/35 (Call 01/20/35)	125	139,190
5.13%, 07/20/45 (Call 01/20/45)	75	85,801
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	125	127,996
Dollar Tree Inc.
5.25%, 03/01/20 (Call 08/31/17)	50	51,415
5.75%, 03/01/23 (Call 03/01/18)	100	106,050
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/31/17)[c]	25	23,891
6.75%, 06/15/23 (Call 06/15/19)	68	63,908
FirstCash Inc.
5.38%, 06/01/24 (Call 06/01/20)[b]	70	73,702
GameStop Corp.
6.75%, 03/15/21 (Call 03/15/18)[b,c]	25	25,866
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[c]	50	54,269
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	252,100
2.63%, 06/01/22 (Call 05/01/22)	275	280,200
3.35%, 09/15/25 (Call 06/15/25)	25	25,974
4.25%, 04/01/46 (Call 10/01/45)	125	133,340
4.40%, 04/01/21 (Call 01/01/21)	25	27,016
4.40%, 03/15/45 (Call 09/15/44)	100	108,660
4.88%, 02/15/44 (Call 08/15/43)	25	28,892
5.88%, 12/16/36	250	323,122
JC Penney Corp. Inc.
5.65%, 06/01/20[c]	75	75,787
5.88%, 07/01/23 (Call 07/01/19)[b,c]	25	25,352
6.38%, 10/15/36	25	18,465
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)[b]	25	25,733
5.00%, 06/01/24 (Call 06/01/19)[b]	70	72,953
5.25%, 06/01/26 (Call 06/01/21)[b]	25	26,477
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)[c]	75	74,950
L Brands Inc.
5.63%, 02/15/22	50	52,470
5.63%, 10/15/23	50	52,273
6.63%, 04/01/21	75	81,759
6.75%, 07/01/36	50	47,597
6.88%, 11/01/35	50	48,005
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	75	76,712
3.38%, 09/15/25 (Call 06/15/25)	250	258,620
3.70%, 04/15/46 (Call 10/15/45)	125	120,094
4.05%, 05/03/47 (Call 11/03/46)	100	101,856
4.38%, 09/15/45 (Call 03/15/45)	50	53,177
4.65%, 04/15/42 (Call 10/15/41)	125	137,621
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	300	281,496
4.50%, 12/15/34 (Call 06/15/34)	23	20,154
6.38%, 03/15/37	25	25,934
6.65%, 07/15/24	25	27,436

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
McDonald’s Corp.
2.63%, 01/15/22	$50	$50,647
2.75%, 12/09/20 (Call 11/09/20)	50	51,283
3.70%, 01/30/26 (Call 10/30/25)	355	370,979
3.70%, 02/15/42	25	23,597
4.88%, 12/09/45 (Call 06/09/45)	360	404,107
5.00%, 02/01/19	100	104,746
Michaels Stores Inc.
5.88%, 12/15/20 (Call 08/31/17)[b]	50	51,317
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 08/31/17)[b,c]	50	27,750
New Albertson’s Inc.
7.45%, 08/01/29	50	45,566
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	50	49,135
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 12/01/19)	25	25,139
5.50%, 05/15/26 (Call 05/15/21)	25	25,092
5.75%, 10/01/22 (Call 10/01/17)	15	15,458
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[b]	25	24,047
7.13%, 03/15/23 (Call 03/15/18)[b]	100	90,915
8.88%, 06/01/25 (Call 06/01/20)[b]	50	47,407
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)	50	51,396
QVC Inc.
4.85%, 04/01/24	25	25,816
5.13%, 07/02/22	180	191,835
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[b,c]	100	99,226
6.75%, 06/15/21 (Call 08/31/17)	75	77,687
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)	25	25,597
Sonic Automotive Inc.
6.13%, 03/15/27 (Call 03/15/22)	25	25,104
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	100	100,593
3.85%, 10/01/23 (Call 07/01/23)	100	108,188
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	25	24,821
5.88%, 03/01/27 (Call 03/01/22)	100	98,709
Target Corp.
2.50%, 04/15/26[c]	50	48,062
2.90%, 01/15/22	25	25,809
3.50%, 07/01/24	275	287,743
3.63%, 04/15/46[c]	300	284,031
4.00%, 07/01/42	25	25,191
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	110	102,865
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[b]	4	3,896
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	250	253,775
3.30%, 04/22/24 (Call 01/22/24)	325	340,496
4.25%, 04/15/21	100	108,159
4.30%, 04/22/44 (Call 10/22/43)	125	138,830
4.75%, 10/02/43 (Call 04/02/43)	50	58,891
5.00%, 10/25/40	100	120,130
5.63%, 04/01/40	115	148,079
7.55%, 02/15/30	25	36,606
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	100	101,729

Security	Principal (000s)	Value
3.30%, 11/18/21 (Call 09/18/21)	$100	$103,393
3.45%, 06/01/26 (Call 03/01/26)	125	125,167
4.65%, 06/01/46 (Call 12/01/45)	50	52,424
4.80%, 11/18/44 (Call 05/18/44)	225	240,356
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	25	24,866
5.35%, 11/01/43 (Call 05/01/43)	25	23,079

		10,627,570
SAVINGS & LOANS — 0.02%
Nationwide Building Society
2.35%, 01/21/20[b]	200	201,252

		201,252
SEMICONDUCTORS — 0.32%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	24	25,685
7.50%, 08/15/22	41	46,271
Altera Corp.
2.50%, 11/15/18	100	101,228
Amkor Technology Inc.
6.63%, 06/01/21 (Call 08/31/17)	25	25,533
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	150	157,816
5.30%, 12/15/45 (Call 06/15/45)	25	29,282
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	75	76,521
3.90%, 10/01/25 (Call 07/01/25)	65	69,828
5.10%, 10/01/35 (Call 04/01/35)	40	46,791
5.85%, 06/15/41	50	63,739
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[b]	125	126,927
3.63%, 01/15/24 (Call 11/15/23)[b]	100	102,934
3.88%, 01/15/27 (Call 10/15/26)[b]	200	205,310
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	100	99,150
2.60%, 05/19/26 (Call 02/19/26)	25	24,394
2.88%, 05/11/24 (Call 03/11/24)	50	50,628
3.10%, 07/29/22	50	52,030
3.15%, 05/11/27 (Call 02/11/27)	300	303,585
3.70%, 07/29/25 (Call 04/29/25)	105	111,081
4.25%, 12/15/42	25	26,481
4.80%, 10/01/41	25	28,594
4.90%, 07/29/45 (Call 01/29/45)	175	204,064
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	50	52,208
5.25%, 01/15/24 (Call 05/01/18)[b]	25	26,089
5.50%, 02/01/25 (Call 08/01/19)	50	53,021
5.63%, 01/15/26 (Call 05/01/20)[b]	25	26,195
7.50%, 09/15/23 (Call 04/15/19)	25	27,876
NXP BV/NXP Funding LLC
4.63%, 06/01/23[b]	200	215,506
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	50	54,874
7.00%, 12/01/25 (Call 12/01/20)	25	28,492
QUALCOMM Inc.
2.25%, 05/20/20	205	207,275
3.00%, 05/20/22	25	25,781

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
3.45%, 05/20/25 (Call 02/20/25)	$200	$206,418
4.65%, 05/20/35 (Call 11/20/34)	75	82,575
4.80%, 05/20/45 (Call 11/20/44)	175	192,904
Sensata Technologies BV
4.88%, 10/15/23[b]	50	51,776
5.00%, 10/01/25[b]	50	52,617
5.63%, 11/01/24[b]	25	27,158
Texas Instruments Inc.
1.65%, 08/03/19	200	200,252

		3,508,889
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	50	51,674

		51,674
SOFTWARE — 0.78%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	175	177,067
6.13%, 09/15/23 (Call 09/15/18)[b]	200	215,588
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	120	123,875
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	25	24,837
4.38%, 06/15/25 (Call 03/15/25)	100	106,112
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 08/31/17)[b]	65	67,277
BMC Software Inc.
7.25%, 06/01/18	44	45,475
Boxer Parent Co. Inc. 9.00% (9.75% PIK)
9.00%, 10/15/19 (Call 08/31/17)[b,e]	50	50,176
CA Inc.
4.70%, 03/15/27 (Call 12/15/26)	50	52,370
Camelot Finance SA
7.88%, 10/15/24 (Call 10/15/19)[b]	25	27,204
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[b]	40	41,403
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[b]	55	58,263
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	350	343,700
3.63%, 10/15/20 (Call 09/15/20)	50	52,353
5.00%, 10/15/25 (Call 07/15/25)	100	112,822
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b]	109	113,493
5.38%, 08/15/23 (Call 08/15/18)[b]	75	78,535
5.75%, 01/15/24 (Call 01/15/19)[b]	100	105,452
7.00%, 12/01/23 (Call 12/01/18)[b]	139	149,905
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho
10.00%, 11/30/24 (Call 11/30/19)[b]	30	34,090
Infor Software Parent LLC/Infor Software Parent Inc. 7.13% (7.88% PIK)
7.13%, 05/01/21 (Call 08/31/17)[b,e]	50	51,650
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/16/17)[b]	25	25,771
6.50%, 05/15/22 (Call 05/15/18)	75	77,831
Informatica LLC
7.13%, 07/15/23 (Call 07/15/18)[b]	25	25,481
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%, 07/15/25 (Call 07/15/20)[b]	40	41,651

Security	Principal (000s)	Value
Microsoft Corp.
1.10%, 08/08/19	$300	$297,615
1.55%, 08/08/21 (Call 07/08/21)	50	49,199
1.63%, 12/06/18	100	100,280
1.85%, 02/12/20 (Call 01/12/20)	250	251,150
2.00%, 11/03/20 (Call 10/03/20)	120	120,833
2.00%, 08/08/23 (Call 06/08/23)	25	24,485
2.38%, 02/12/22 (Call 01/12/22)	25	25,264
2.38%, 05/01/23 (Call 02/01/23)	475	475,665
2.40%, 08/08/26 (Call 05/08/26)	275	265,716
2.65%, 11/03/22 (Call 09/03/22)	25	25,500
2.70%, 02/12/25 (Call 11/12/24)	75	75,279
2.88%, 02/06/24 (Call 12/06/23)	100	102,193
3.30%, 02/06/27 (Call 11/06/26)	50	51,670
3.45%, 08/08/36 (Call 02/08/36)	50	50,070
3.50%, 02/12/35 (Call 08/12/34)	100	101,205
3.63%, 12/15/23 (Call 09/15/23)	125	133,499
3.70%, 08/08/46 (Call 02/08/46)	275	271,593
3.75%, 05/01/43 (Call 11/01/42)	150	149,791
3.75%, 02/12/45 (Call 08/12/44)	150	149,626
4.00%, 02/12/55 (Call 08/12/54)	25	25,276
4.45%, 11/03/45 (Call 05/03/45)	75	83,008
4.50%, 02/06/57 (Call 08/06/56)	182	202,247
4.75%, 11/03/55 (Call 05/03/55)	305	352,516
5.30%, 02/08/41	25	31,194
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[b]	50	52,005
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/31/17)[b]	21	21,316
5.63%, 12/15/26 (Call 12/15/21)[b]	100	106,658
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[b]	95	102,610
Oracle Corp.
2.25%, 10/08/19	425	430,550
2.38%, 01/15/19	200	202,372
2.40%, 09/15/23 (Call 07/15/23)	25	24,876
2.50%, 05/15/22 (Call 03/15/22)	300	304,362
2.50%, 10/15/22	85	85,926
2.65%, 07/15/26 (Call 04/15/26)	250	244,162
2.95%, 05/15/25 (Call 02/15/25)	125	126,280
3.63%, 07/15/23	100	106,407
3.90%, 05/15/35 (Call 11/15/34)	150	155,887
4.00%, 07/15/46 (Call 01/15/46)	225	228,816
4.30%, 07/08/34 (Call 01/08/34)	250	273,545
4.50%, 07/08/44 (Call 01/08/44)	150	163,465
6.13%, 07/08/39	100	133,040
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[b,c]	50	53,973
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[b]	75	86,356

		8,519,861
SOVEREIGN DEBT SECURITIES — 0.02%
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23[d]	200	206,464

		206,464
TELECOMMUNICATIONS — 1.82%
America Movil SAB de CV

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
5.63%, 11/15/17	$25	$25,281
6.13%, 11/15/37	75	91,179
6.38%, 03/01/35	125	155,716
Anixter Inc.
5.13%, 10/01/21	25	26,662
5.63%, 05/01/19	8	8,439
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	250	251,940
2.80%, 02/17/21 (Call 01/17/21)	50	50,747
3.00%, 06/30/22 (Call 04/30/22)	175	177,110
3.40%, 05/15/25 (Call 02/15/25)	450	444,460
3.60%, 02/17/23 (Call 12/17/22)	50	51,715
3.80%, 03/15/22	25	26,188
3.90%, 03/11/24 (Call 12/11/23)	175	181,016
3.95%, 01/15/25 (Call 10/15/24)	200	205,160
4.25%, 03/01/27 (Call 12/01/26)	100	102,818
4.30%, 12/15/42 (Call 06/15/42)	100	91,879
4.35%, 06/15/45 (Call 12/15/44)	200	181,878
4.45%, 05/15/21	75	80,293
4.45%, 04/01/24 (Call 01/01/24)	200	212,286
4.50%, 05/15/35 (Call 11/15/34)	75	72,987
4.50%, 03/09/48 (Call 09/09/47)	100	91,765
4.55%, 03/09/49 (Call 09/09/48)	25	23,002
4.75%, 05/15/46 (Call 11/15/45)	300	287,616
4.80%, 06/15/44 (Call 12/15/43)	50	48,383
5.00%, 03/01/21	75	81,465
5.15%, 03/15/42	50	50,770
5.35%, 09/01/40	203	212,746
5.45%, 03/01/47 (Call 09/01/46)	25	26,372
5.65%, 02/15/47 (Call 08/15/46)	75	81,424
5.70%, 03/01/57 (Call 09/01/56)	50	53,570
5.80%, 02/15/19	200	212,064
5.88%, 10/01/19	50	54,073
6.35%, 03/15/40	100	116,559
6.38%, 03/01/41	100	116,270
6.50%, 09/01/37	300	354,738
FRN, (3 mo. LIBOR US + 0.950%)
1.00%, 07/15/21[h]	25	25,243
Batelco International Finance No. 1 Ltd.
4.25%, 05/01/20[d]	200	199,494
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[d]	200	210,996
British Telecommunications PLC
2.35%, 02/14/19	200	201,376
9.13%, 12/15/30	200	305,938
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	94	92,915
5.80%, 03/15/22	75	78,134
6.15%, 09/15/19	27	28,708
6.45%, 06/15/21	50	54,051
7.60%, 09/15/39	75	70,126
7.65%, 03/15/42	25	23,242
Series V
5.63%, 04/01/20	25	26,314
Series W
6.75%, 12/01/23	25	26,579
Series Y
7.50%, 04/01/24 (Call 01/01/24)[c]	50	54,374
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)[b]	25	25,337
Cisco Systems Inc.
2.20%, 02/28/21	540	544,725

Security	Principal (000s)	Value
2.20%, 09/20/23 (Call 07/20/23)	$50	$49,357
2.45%, 06/15/20	50	50,976
2.50%, 09/20/26 (Call 06/20/26)	125	120,617
2.60%, 02/28/23	100	101,083
2.95%, 02/28/26	150	150,531
3.63%, 03/04/24	50	52,990
5.50%, 01/15/40	75	93,338
5.90%, 02/15/39	50	64,795
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/17)[d]	200	203,008
CommScope Inc.
5.00%, 06/15/21 (Call 08/31/17)[b]	50	51,318
5.50%, 06/15/24 (Call 06/15/19)[b]	150	158,173
CommScope Technologies LLC
6.00%, 06/15/25 (Call 06/15/20)[b]	25	26,945
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 10/01/17)	25	24,546
Deutsche Telekom International Finance BV
8.75%, 06/15/30	300	446,358
Digicel Group Ltd.
8.25%, 09/30/20 (Call 08/30/17)[d]	200	191,848
Digicel Ltd.
6.00%, 04/15/21 (Call 08/30/17)[d]	250	243,227
Embarq Corp.
8.00%, 06/01/36	50	50,851
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[c]	50	43,906
6.88%, 01/15/25 (Call 10/15/24)[c]	50	39,480
7.13%, 03/15/19	50	51,141
7.13%, 01/15/23	50	40,795
7.63%, 04/15/24	100	81,351
8.50%, 04/15/20	25	25,409
8.75%, 04/15/22	25	21,994
9.00%, 08/15/31	50	40,577
9.25%, 07/01/21	25	23,692
10.50%, 09/15/22 (Call 06/15/22)	75	70,547
11.00%, 09/15/25 (Call 06/15/25)	150	137,313
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[b]	50	56,748
GTT Communications Inc.
7.88%, 12/31/24 (Call 12/31/19)[b]	50	53,698
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 08/31/17)[b]	28	28,779
Hughes Satellite Systems Corp.
5.25%, 08/01/26	35	36,652
6.63%, 08/01/26	50	54,512
7.63%, 06/15/21	50	57,443
IHS Netherlands Holdco BV
9.50%, 10/27/21 (Call 10/27/18)[d]	200	205,972
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 08/31/17)[b]	100	102,086
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	115	98,931
7.25%, 10/15/20 (Call 08/31/17)	100	96,072
7.50%, 04/01/21 (Call 08/31/17)	50	47,431
8.00%, 02/15/24 (Call 02/15/19)[b]	50	54,284
9.75%, 07/15/25 (Call 07/15/21)[b]	100	103,240
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	50	51,903
Level 3 Financing Inc.

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
5.13%, 05/01/23 (Call 05/01/18)	$50	$51,987
5.25%, 03/15/26 (Call 03/15/21)	30	31,866
5.38%, 08/15/22 (Call 08/31/17)	50	51,433
5.38%, 01/15/24 (Call 01/15/19)	69	72,545
5.38%, 05/01/25 (Call 05/01/20)	25	26,571
Motorola Solutions Inc.
3.50%, 09/01/21	100	102,869
3.75%, 05/15/22	127	131,700
5.50%, 09/01/44	50	50,428
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[d]	200	192,710
Nokia OYJ
4.38%, 06/12/27	100	103,123
5.38%, 05/15/19	15	15,823
Ooredoo International Finance Ltd.
3.25%, 02/21/23[b]	200	199,602
Orange SA
2.75%, 02/06/19	200	202,738
5.38%, 01/13/42	25	29,177
5.50%, 02/06/44 (Call 08/06/43)[c]	100	119,290
9.00%, 03/01/31	25	38,047
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[b]	50	52,317
Proven Honour Capital Ltd.
4.13%, 05/06/26[d]	200	204,950
Qwest Corp.
6.75%, 12/01/21	125	138,044
6.88%, 09/15/33 (Call 08/31/17)	50	49,502
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	25	24,173
3.63%, 12/15/25 (Call 09/15/25)	75	77,072
4.10%, 10/01/23 (Call 07/01/23)	225	241,040
Sprint Capital Corp.
6.88%, 11/15/28	175	190,622
6.90%, 05/01/19	100	106,522
8.75%, 03/15/32	60	74,382
Sprint Communications Inc.
6.00%, 11/15/22	125	132,034
7.00%, 03/01/20[b]	50	54,548
7.00%, 08/15/20	75	81,840
9.00%, 11/15/18[b]	100	108,176
11.50%, 11/15/21	50	63,775
Sprint Corp.
7.13%, 06/15/24	100	110,356
7.25%, 09/15/21	100	110,589
7.63%, 02/15/25 (Call 11/15/24)	100	112,781
7.88%, 09/15/23	200	226,820
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	25	26,053
5.38%, 04/15/27 (Call 04/15/22)	30	32,364
6.00%, 03/01/23 (Call 09/01/18)	150	158,715
6.00%, 04/15/24 (Call 04/15/19)	50	53,805
6.38%, 03/01/25 (Call 09/01/19)	50	54,213
6.50%, 01/15/24 (Call 01/15/19)	50	53,798
6.50%, 01/15/26 (Call 01/15/21)	150	166,840
6.63%, 04/01/23 (Call 04/01/18)	50	52,857
Telecom Italia Capital SA
6.00%, 09/30/34	50	55,079
6.38%, 11/15/33	75	85,140
7.20%, 07/18/36	100	122,229
Telefonica Emisiones SAU
5.46%, 02/16/21	325	358,598

Security	Principal (000s)	Value
7.05%, 06/20/36	$100	$132,289
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	50	50,942
Verizon Communications Inc.
2.63%, 08/15/26	100	92,503
2.95%, 03/15/22	423	427,784
3.50%, 11/01/21	200	207,328
3.50%, 11/01/24 (Call 08/01/24)	100	100,987
3.65%, 09/14/18	225	230,008
3.85%, 11/01/42 (Call 05/01/42)	25	21,506
4.15%, 03/15/24 (Call 12/15/23)	50	52,529
4.27%, 01/15/36	350	335,422
4.40%, 11/01/34 (Call 05/01/34)	25	24,533
4.50%, 09/15/20	275	294,178
4.67%, 03/15/55	125	114,820
4.75%, 11/01/41	150	146,281
4.81%, 03/15/39	103	103,296
4.86%, 08/21/46	125	122,864
5.01%, 04/15/49	291	289,405
5.01%, 08/21/54	250	243,352
5.05%, 03/15/34 (Call 12/15/33)	425	445,017
5.15%, 09/15/23	95	105,626
5.25%, 03/16/37	25	26,477
6.55%, 09/15/43	371	452,932
Vodafone Group PLC
2.50%, 09/26/22	25	25,163
2.95%, 02/19/23	125	127,340
4.38%, 03/16/21	100	106,938
4.38%, 02/19/43	100	100,942
6.15%, 02/27/37	100	122,577
6.25%, 11/30/32	25	30,690
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[b]	25	25,500
5.38%, 07/15/22 (Call 08/31/17)[b]	100	101,228
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 08/31/17)[b]	200	202,462
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	75	61,425
7.50%, 06/01/22 (Call 06/01/18)	25	21,463
7.50%, 04/01/23 (Call 08/31/17)	25	21,125
7.75%, 10/15/20 (Call 08/31/17)	25	24,126

		19,710,241
TEXTILES — 0.01%
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	100	104,822
Springs Industries Inc.
6.25%, 06/01/21 (Call 08/31/17)	25	25,745

		130,567
TOYS, GAMES & HOBBIES — 0.01%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	25,447
6.35%, 03/15/40	15	18,255
Mattel Inc.
2.35%, 05/06/19	25	25,071
5.45%, 11/01/41 (Call 05/01/41)	50	51,835

		120,608

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
TRANSPORTATION — 0.49%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)[b]	$50	$50,638
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)	25	25,870
3.25%, 06/15/27 (Call 03/15/27)	100	102,759
3.75%, 04/01/24 (Call 01/01/24)	25	26,630
3.90%, 08/01/46 (Call 02/01/46)	25	25,430
4.13%, 06/15/47 (Call 12/15/46)	25	26,318
4.15%, 04/01/45 (Call 10/01/44)	150	157,149
4.55%, 09/01/44 (Call 03/01/44)	125	138,411
4.70%, 10/01/19	125	132,746
4.90%, 04/01/44 (Call 10/01/43)	125	145,670
5.75%, 05/01/40 (Call 11/01/39)	150	189,514
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	100	99,555
3.20%, 08/02/46 (Call 02/02/46)	100	91,480
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	49,532
4.45%, 03/15/23 (Call 12/15/22)	50	54,349
4.80%, 08/01/45 (Call 02/01/45)	45	51,198
5.75%, 01/15/42	75	92,947
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	125	125,866
3.35%, 11/01/25 (Call 08/01/25)	200	205,544
3.80%, 11/01/46 (Call 05/01/46)	25	24,023
4.10%, 03/15/44 (Call 09/15/43)	135	135,899
4.75%, 05/30/42 (Call 11/30/41)	75	82,192
FedEx Corp.
3.20%, 02/01/25	125	127,397
3.25%, 04/01/26 (Call 01/01/26)	75	76,281
3.30%, 03/15/27 (Call 12/15/26)	70	70,785
3.88%, 08/01/42	25	24,006
4.00%, 01/15/24	25	26,846
4.10%, 04/15/43	25	24,768
4.55%, 04/01/46 (Call 10/01/45)	25	26,480
4.75%, 11/15/45 (Call 05/15/45)	125	136,317
5.10%, 01/15/44	100	113,492
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 08/31/17)	25	13,844
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	51,114
Kansas City Southern
3.13%, 06/01/26 (Call 03/01/26)	100	96,095
Kazakhstan Temir Zholy National Co. JSC
6.38%, 10/06/20[b]	200	214,506
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 08/31/17)[b,c]	25	19,554
Neovia Logistics Services LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/31/17)[b]	25	20,871
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	75	74,312
3.00%, 04/01/22 (Call 01/01/22)	50	51,195
3.15%, 06/01/27 (Call 03/01/27)	100	100,405
4.65%, 01/15/46 (Call 07/15/45)	30	33,428
4.80%, 08/15/43 (Call 02/15/43)	200	222,520
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[d]	200	214,540
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	250	248,527

Security	Principal (000s)	Value
2.50%, 05/11/20 (Call 04/11/20)	$35	$35,375
2.88%, 09/01/20 (Call 08/01/20)	85	86,659
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	250	252,827
3.88%, 02/01/55 (Call 08/01/54)	125	122,370
4.00%, 04/15/47 (Call 10/15/46)	200	208,018
4.05%, 11/15/45 (Call 05/15/45)	50	52,061
4.16%, 07/15/22 (Call 04/15/22)	25	27,111
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	25	24,299
2.45%, 10/01/22	225	228,294
3.40%, 11/15/46 (Call 05/15/46)	70	66,678
3.63%, 10/01/42	40	39,327
6.20%, 01/15/38	50	67,475
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[b]	50	51,999
6.50%, 06/15/22 (Call 06/15/18)[b]	75	78,083

		5,361,579
TRUCKING & LEASING — 0.09%
Aviation Capital Group Corp.
4.88%, 10/01/25 (Call 07/01/25)[b]	50	54,509
CMBLEMTN 1 Ltd.
3.25%, 11/29/21[d]	200	201,070
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (Call 03/15/20)[b]	25	25,907
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	70	69,016
3.25%, 09/15/26 (Call 06/15/26)	55	53,769
3.85%, 03/30/27 (Call 12/30/26)	150	153,066
3.90%, 03/30/23	75	78,318
4.50%, 03/30/45 (Call 09/30/44)	25	23,646
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[b]	85	86,703
5.50%, 02/15/24[b]	85	86,737
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.30%, 04/01/21 (Call 03/01/21)[b]	100	103,228
3.38%, 02/01/22 (Call 12/01/21)[b]	25	25,858
3.40%, 11/15/26 (Call 08/15/26)[b]	50	49,595

		1,011,422
WATER — 0.01%
American Water Capital Corp.
4.30%, 09/01/45 (Call 03/01/45)	75	80,417
6.59%, 10/15/37	25	34,099

		114,516

TOTAL CORPORATE BONDS & NOTES
(Cost: $366,239,444)		371,757,031

FOREIGN GOVERNMENT OBLIGATIONS[l] — 5.79%

ARGENTINA — 0.27%
Argentina Bonar Bonds
8.75%, 05/07/24	75	86,523
Argentine Republic Government International Bond
2.50%, 12/31/38[j]	25	16,025

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
2.50%, 12/31/38[j]	$200	$129,592
5.63%, 01/26/22	400	409,756
6.63%, 07/06/28[c]	150	149,807
6.88%, 04/22/21	150	161,283
6.88%, 01/26/27	300	308,637
7.13%, 07/06/36	300	296,397
7.50%, 04/22/26	150	161,565
7.63%, 04/22/46	150	154,278
8.28%, 12/31/33	140	148,462
8.28%, 12/31/33	161	175,023
City of Buenos Aires Argentina
7.50%, 06/01/27[d]	250	266,132
Provincia de Buenos Aires/Argentina
9.13%, 03/16/24[d]	150	166,569
10.88%, 01/26/21[d]	100	113,034
Provincia de Buenos Cordoba/Argentina
7.45%, 09/01/24[d]	150	156,139

		2,899,222
AZERBAIJAN — 0.02%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[d]	200	203,910

		203,910
BAHRAIN — 0.04%
Bahrain Government International Bond
6.13%, 08/01/23[d]	400	420,320

		420,320
BELGIUM — 0.02%
Belgium Government International Bond
2.88%, 09/18/24[d]	200	205,466

		205,466
BRAZIL — 0.12%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[d]	200	211,116
Brazilian Government International Bond
4.88%, 01/22/21	100	105,986
5.00%, 01/27/45	200	179,166
5.63%, 01/07/41	100	98,494
7.13%, 01/20/37	125	145,164
8.75%, 02/04/25	100	128,348
8.88%, 04/15/24	30	38,103
10.13%, 05/15/27	300	429,360

		1,335,737
CANADA — 0.32%
Canada Government International Bond
1.63%, 02/27/19	325	326,277
Export Development Canada
1.00%, 11/01/18	100	99,497
1.50%, 10/03/18	50	50,059
1.50%, 05/26/21	200	197,628
1.75%, 07/21/20	150	150,362
2.00%, 05/17/22	25	25,029

Security	Principal (000s)	Value
Province of British Columbia Canada
2.00%, 10/23/22	$175	$173,969
2.25%, 06/02/26	100	97,378
Province of Manitoba Canada
1.75%, 05/30/19	170	170,304
3.05%, 05/14/24	100	103,404
Province of Ontario Canada
1.25%, 06/17/19	100	99,242
1.63%, 01/18/19	100	100,054
2.00%, 01/30/19	150	150,894
2.40%, 02/08/22	125	126,418
2.45%, 06/29/22	100	101,160
2.50%, 09/10/21[c]	225	228,771
2.50%, 04/27/26	25	24,648
3.20%, 05/16/24	100	104,418
4.00%, 10/07/19	275	288,238
Province of Quebec Canada
2.38%, 01/31/22	100	101,101
2.50%, 04/20/26	200	197,536
2.63%, 02/13/23	150	152,761
2.75%, 04/12/27	250	250,000
2.88%, 10/16/24	100	102,385
3.50%, 07/29/20	50	52,398

		3,473,931
CAYMAN ISLANDS — 0.04%
RAK Capital
3.09%, 03/31/25[d]	200	196,840
Sharjah Sukuk Ltd.
3.76%, 09/17/24[d]	200	207,520

		404,360
CHILE — 0.04%
Chile Government International Bond
3.13%, 03/27/25	200	203,344
3.86%, 06/21/47	200	201,866

		405,210
CHINA — 0.04%
Export-Import Bank of China (The)
2.00%, 04/26/21[d]	200	196,358
Export-Import Bank of China/The via Avi Funding Co Ltd.
2.85%, 09/16/20[d]	200	200,308

		396,666
COLOMBIA — 0.11%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)[c]	200	195,658
4.38%, 07/12/21	500	532,960
5.00%, 06/15/45 (Call 12/15/44)	200	202,766
7.38%, 03/18/19	100	108,527
8.13%, 05/21/24	150	191,541

		1,231,452

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
COSTA RICA — 0.04%
Costa Rica Government International Bond
4.25%, 01/26/23[d]	$200	$195,962
7.00%, 04/04/44[d]	200	209,038

		405,000
CROATIA — 0.02%
Croatia Government International Bond
6.00%, 01/26/24[d]	200	228,064

		228,064
DOMINICAN REPUBLIC — 0.05%
Dominican Republic International Bond
5.88%, 04/18/24[d]	200	214,716
6.60%, 01/28/24[d]	100	111,384
6.85%, 01/27/45[d]	100	109,109
7.45%, 04/30/44[d]	100	117,034

		552,243
ECUADOR — 0.04%
Ecuador Government International Bond
7.95%, 06/20/24[d]	200	191,380
9.65%, 12/13/26[d]	200	204,804

		396,184
EGYPT — 0.05%
Egypt Government International Bond
5.75%, 04/29/20[d]	100	103,742
5.88%, 06/11/25[d]	200	198,212
8.50%, 01/31/47[d]	200	217,590

		519,544
EL SALVADOR — 0.02%
El Salvador Government International Bond
6.38%, 01/18/27[d]	200	181,634

		181,634
FINLAND — 0.02%
Finland Government International Bond
1.75%, 09/10/19[b]	200	201,036

		201,036
FRANCE — 0.05%
Caisse d’Amortissement de la Dette Sociale
1.50%, 01/28/19[b]	250	249,692
3.00%, 10/26/20	350	361,865

		611,557

Security	Principal (000s)	Value
GABON — 0.02%
Gabon Government International Bond
6.38%, 12/12/24[d]	$200	$195,758

		195,758
GERMANY — 0.06%
FMS Wertmanagement AoeR
1.38%, 06/08/21	550	540,056
State of North Rhine-Westphalia Germany
1.63%, 01/22/20[d]	100	99,655

		639,711
GHANA — 0.02%
Ghana Government International Bond
8.13%, 01/18/26[d]	200	206,456

		206,456
GUATEMALA — 0.02%
Guatemala Government Bond
5.75%, 06/06/22[d]	200	217,966

		217,966
HONG KONG — 0.02%
Hong Kong Sukuk 2017 Ltd.
3.13%, 02/28/27[d]	200	201,206

		201,206
HUNGARY — 0.12%
Hungary Government International Bond
4.00%, 03/25/19	122	125,760
5.38%, 03/25/24	300	341,025
5.75%, 11/22/23	100	115,306
6.38%, 03/29/21	420	473,500
7.63%, 03/29/41	60	91,119
Magyar Export-Import Bank Zrt
4.00%, 01/30/20[d]	200	207,234

		1,353,944
INDIA — 0.02%
Export-Import Bank of India
3.13%, 07/20/21[d]	200	202,540

		202,540
INDONESIA — 0.21%
Indonesia Government International Bond
3.38%, 04/15/23[d]	200	201,626
4.13%, 01/15/25[d]	200	207,966
4.88%, 05/05/21[d]	200	215,030
5.25%, 01/08/47[d]	400	442,264
5.88%, 03/13/20[d]	100	109,258
6.75%, 01/15/44[d]	200	263,252
7.75%, 01/17/38[d]	300	423,876

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/24[d]	$200	$209,902
4.55%, 03/29/26[d]	200	210,128

		2,283,302
ISRAEL — 0.02%
Israel Government International Bond
2.88%, 03/16/26	200	200,136

		200,136
ITALY — 0.04%
Republic of Italy Government International Bond
5.38%, 06/15/33	100	114,377
6.88%, 09/27/23	250	298,070

		412,447
IVORY COAST — 0.02%
Ivory Coast Government International Bond
6.38%, 03/03/28[d]	200	205,304

		205,304
JAMAICA — 0.01%
Jamaica Government International Bond
8.00%, 03/15/39	100	119,101

		119,101
JAPAN — 0.14%
Development Bank of Japan Inc.
1.63%, 09/01/21[b]	200	194,744
Japan Bank for International Cooperation/Japan
1.75%, 11/13/18	400	400,148
1.88%, 04/20/21	100	98,770
1.88%, 07/21/26	200	185,738
2.38%, 04/20/26	250	242,722
2.88%, 06/01/27	250	251,185
Japan Finance Organization for Municipalities
2.13%, 04/13/21[b]	200	198,364

		1,571,671
JERSEY — 0.02%
IDB Trust Services Ltd. Series 019
2.11%, 09/25/19[d]	250	250,598

		250,598
KAZAKHSTAN — 0.02%
Kazakhstan Government International Bond
4.88%, 10/14/44[d]	200	202,118

		202,118

Security	Principal (000s)	Value
KENYA — 0.02%
Kenya Government International Bond
6.88%, 06/24/24[d]	$200	$203,992

		203,992
KUWAIT — 0.06%
Kuwait International Government Bond
3.50%, 03/20/27[d]	600	612,702

		612,702
LEBANON — 0.09%
Lebanon Government International Bond
6.00%, 01/27/23[d]	100	98,630
6.38%, 03/09/20	100	101,510
6.65%, 04/22/24[d]	300	303,180
6.65%, 02/26/30[d]	200	197,154
6.75%, 11/29/27[d]	25	24,890
8.25%, 04/12/21[d]	300	321,516

		1,046,880
LITHUANIA — 0.02%
Lithuania Government International Bond
6.13%, 03/09/21[d]	100	112,638
7.38%, 02/11/20[d]	100	112,744

		225,382
MALAYSIA — 0.02%
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[d]	200	200,222

		200,222
MEXICO — 0.20%
Mexico Government International Bond
3.50%, 01/21/21[c]	100	105,039
3.63%, 03/15/22	300	313,812
4.00%, 10/02/23	550	578,374
4.15%, 03/28/27	200	208,608
4.75%, 03/08/44	300	302,937
5.55%, 01/21/45	400	452,772
5.75%, 10/12/49	100	105,269
6.05%, 01/11/40	100	118,771

		2,185,582
MOROCCO — 0.02%
Morocco Government International Bond
4.25%, 12/11/22[d]	200	211,394

		211,394

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
NORWAY — 0.02%
Kommunalbanken AS
2.13%, 03/15/19[b]	$250	$252,335

		252,335
OMAN — 0.04%
Oman Government International Bond
4.75%, 06/15/26[d]	200	199,062
6.50%, 03/08/47[d]	200	208,686

		407,748
PAKISTAN — 0.02%
Pakistan Government International Bond
8.25%, 09/30/25[d]	200	226,694

		226,694
PANAMA — 0.07%
Panama Government International Bond
5.20%, 01/30/20	200	216,616
6.70%, 01/26/36	350	457,905
7.13%, 01/29/26	100	127,924

		802,445
PARAGUAY — 0.02%
Paraguay Government International Bond
6.10%, 08/11/44[d]	200	225,194

		225,194
PERU — 0.08%
Peruvian Government International Bond
4.13%, 08/25/27[c]	550	601,656
5.63%, 11/18/50	200	246,198
7.13%, 03/30/19	75	81,940

		929,794
PHILIPPINES — 0.15%
Philippine Government International Bond
3.70%, 03/01/41	600	602,418
3.95%, 01/20/40	200	208,656
5.00%, 01/13/37	200	236,886
6.38%, 01/15/32	100	131,558
6.38%, 10/23/34	100	134,518
6.50%, 01/20/20	200	222,014
9.50%, 02/02/30	50	80,649

		1,616,699
POLAND — 0.11%
Republic of Poland Government International Bond
3.25%, 04/06/26	400	407,400
4.00%, 01/22/24	266	284,679
5.00%, 03/23/22	200	221,520

Security	Principal (000s)	Value
6.38%, 07/15/19	$300	$326,631

		1,240,230
QATAR — 0.10%
Qatar Government International Bond
3.25%, 06/02/26[d]	200	198,084
4.50%, 01/20/22[b]	200	213,136
4.63%, 06/02/46[d]	500	519,750
6.40%, 01/20/40[b]	100	129,959

		1,060,929
ROMANIA — 0.07%
Romanian Government International Bond
4.88%, 01/22/24[d]	400	440,132
6.75%, 02/07/22[d]	300	348,408

		788,540
RUSSIA — 0.18%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[d]	200	203,502
4.50%, 04/04/22[d]	200	212,366
4.88%, 09/16/23[d]	200	216,092
5.00%, 04/29/20[d]	200	211,918
5.63%, 04/04/42[d]	200	218,084
5.88%, 09/16/43[d]	200	225,630
7.50%, 03/31/30[d,j]	313	375,754
12.75%, 06/24/28[d]	200	351,156

		2,014,502
SAUDI ARABIA — 0.11%
Saudi Government International Bond
2.38%, 10/26/21[d]	400	393,968
3.25%, 10/26/26[d]	400	396,192
4.50%, 10/26/46[d]	400	408,056

		1,198,216
SERBIA — 0.02%
Serbia International Bond
4.88%, 02/25/20[d]	200	209,784

		209,784
SLOVENIA — 0.02%
Slovenia Government International Bond
4.13%, 02/18/19[b]	200	206,738

		206,738
SOUTH AFRICA — 0.07%
Republic of South Africa Government International Bond
4.30%, 10/12/28	400	379,516
6.25%, 03/08/41	153	166,931
6.88%, 05/27/19	200	215,752

		762,199

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
SOUTH KOREA — 0.12%
Export-Import Bank of Korea
1.50%, 10/21/19	$200	$197,276
2.63%, 12/30/20	400	402,792
2.88%, 01/21/25	200	197,002
4.00%, 01/29/21	100	104,961
5.13%, 06/29/20	200	215,270
Korea International Bond
3.88%, 09/11/23	200	214,522

		1,331,823
SRI LANKA — 0.04%
Sri Lanka Government International Bond
5.13%, 04/11/19[d]	200	205,050
6.83%, 07/18/26[d]	200	215,992

		421,042
SUPRANATIONAL — 1.44%
African Development Bank
1.00%, 11/02/18	50	49,732
1.00%, 05/15/19	275	272,563
1.25%, 07/26/21	100	97,603
1.63%, 10/02/18	270	270,613
1.88%, 03/16/20	250	251,602
Asian Development Bank
1.00%, 08/16/19	100	98,967
1.50%, 09/28/18	50	50,056
1.50%, 01/22/20	100	99,811
1.63%, 05/05/20	700	699,727
1.75%, 01/10/20	50	50,196
1.88%, 02/18/22	350	349,016
2.00%, 02/16/22	100	100,288
2.00%, 01/22/25	250	245,063
2.00%, 04/24/26	100	96,796
2.63%, 01/12/27	300	304,710
Corp. Andina de Fomento
2.00%, 05/10/19	100	100,205
2.13%, 09/27/21	75	74,495
4.38%, 06/15/22	100	108,467
Council of Europe Development Bank
1.63%, 03/10/20	350	349,527
European Bank for Reconstruction & Development
1.13%, 08/24/20	50	49,114
1.63%, 11/15/18	200	200,460
1.75%, 06/14/19	50	50,192
1.75%, 11/26/19	250	250,837
1.88%, 02/23/22	100	99,534
European Investment Bank
1.13%, 08/15/18	250	249,287
1.13%, 08/15/19	250	247,993
1.25%, 05/15/19	250	248,915
1.25%, 12/16/19	500	496,005
1.38%, 06/15/20	550	545,374
1.63%, 03/16/20	100	99,957
1.75%, 06/17/19	250	251,137
1.88%, 03/15/19	250	251,577
1.88%, 02/10/25	200	193,658
2.00%, 03/15/21	50	50,307

Security	Principal (000s)	Value
2.13%, 04/13/26	$100	$97,713
2.25%, 03/15/22	100	101,154
2.25%, 08/15/22	300	303,009
2.50%, 04/15/21	50	51,176
2.88%, 09/15/20	250	258,602
3.25%, 01/29/24	350	370,968
4.88%, 02/15/36	100	127,813
Inter-American Development Bank
1.13%, 09/12/19	100	99,194
1.63%, 05/12/20	200	199,948
1.75%, 10/15/19	350	351,603
1.88%, 06/16/20	100	100,626
2.13%, 01/15/25	250	247,373
3.00%, 10/04/23	800	838,424
3.00%, 02/21/24	100	104,675
3.20%, 08/07/42	30	29,799
4.25%, 09/10/18	100	103,122
4.38%, 01/24/44	50	59,663
Series GDP
1.25%, 10/15/19	100	99,383
International Bank for Reconstruction & Development
0.88%, 08/15/19	350	345,611
1.00%, 10/05/18	370	368,365
1.13%, 11/27/19	340	336,648
1.13%, 08/10/20	100	98,413
1.25%, 07/26/19	500	497,590
1.38%, 05/24/21	250	246,243
1.63%, 03/09/21	100	99,498
1.63%, 02/10/22	250	246,750
1.88%, 10/07/19	100	100,724
1.88%, 04/21/20[c]	350	352,478
2.13%, 02/13/23	100	100,125
2.50%, 11/25/24[c]	250	253,747
2.50%, 07/29/25	150	151,598
7.63%, 01/19/23	500	640,350
International Finance Corp.
0.88%, 06/15/18	100	99,604
1.63%, 07/16/20	225	224,813
1.75%, 09/04/18	425	426,700
1.75%, 09/16/19	25	25,120
2.13%, 04/07/26	250	244,560
Nordic Investment Bank
1.50%, 09/29/20	250	248,308

		15,605,274
SWEDEN — 0.10%
Svensk Exportkredit AB
1.13%, 08/28/19	700	692,601
1.75%, 08/28/20	200	199,664
Sweden Government International Bond
1.13%, 03/15/19[b]	200	198,906

		1,091,171
TURKEY — 0.26%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24[d]	200	197,392
Turkey Government International Bond
4.25%, 04/14/26	200	192,420

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
4.88%, 10/09/26	$200	$199,876
4.88%, 04/16/43	200	180,512
5.63%, 03/30/21	200	213,494
6.00%, 03/25/27	600	646,848
6.00%, 01/14/41	200	206,902
6.25%, 09/26/22	200	219,582
6.63%, 02/17/45	250	278,250
6.75%, 05/30/40	100	112,604
6.88%, 03/17/36	60	68,121
7.38%, 02/05/25	20	23,378
7.50%, 11/07/19	250	274,410

		2,813,789
UKRAINE — 0.07%
Ukraine Government International Bond
7.75%, 09/01/20[d]	412	427,471
7.75%, 09/01/23[d]	200	202,342
7.75%, 09/01/27[d]	100	98,069

		727,882
UNITED ARAB EMIRATES — 0.04%
Abu Dhabi Government International Bond
2.13%, 05/03/21[d]	200	199,016
3.13%, 05/03/26[d]	200	202,888

		401,904
URUGUAY — 0.05%
Uruguay Government International Bond
4.50%, 08/14/24	250	271,780
5.10%, 06/18/50	200	206,504
8.00%, 11/18/22	75	91,694

		569,978
VENEZUELA — 0.05%
Venezuela Government International Bond
7.00%, 12/01/18[d]	50	25,751
7.00%, 03/31/38[d]	75	29,065
7.65%, 04/21/25[d]	100	38,954
7.75%, 10/13/19[d]	200	87,144
8.25%, 10/13/24[d]	50	19,483
9.00%, 05/07/23[d]	100	39,541
9.25%, 09/15/27	165	70,940
9.38%, 01/13/34	100	40,675
11.75%, 10/21/26[d]	200	86,020
11.95%, 08/05/31[d]	200	84,510
12.75%, 08/23/22[d]	75	33,893

		555,976
VIETNAM — 0.02%
Vietnam Government International Bond
4.80%, 11/19/24[d]	200	210,576

		210,576

Security	Principal (000s)	Value
ZAMBIA — 0.02%
Zambia Government International Bond
8.97%, 07/30/27[d]	$200	$216,624

		216,624

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $62,281,788)		62,908,034

MUNICIPAL DEBT OBLIGATIONS — 0.48%

CALIFORNIA — 0.19%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	110	159,824
Series S-1
7.04%, 04/01/50	50	76,753
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	50	71,973
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	74,801
Los Angeles Department of Water & Power System Revenue RB BAB
Series A
6.60%, 07/01/50	50	73,782
Series D
6.57%, 07/01/45	100	144,436
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	150	190,323
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	60	77,630
State of California Department of Water Resources Power Supply Revenue RB Series P
2.00%, 05/01/22	80	79,326
State of California GO
2.37%, 04/01/22	100	100,757
State of California GO BAB
7.50%, 04/01/34	100	145,765
7.55%, 04/01/39	355	547,357
7.60%, 11/01/40	100	157,018
7.63%, 03/01/40	35	53,947
University of California RB
Series AQ
4.77%, 05/15/15	100	102,762
Series AX
3.06%, 07/01/25 (Call 04/01/25)	50	50,818

		2,107,272
CONNECTICUT — 0.01%
State of Connecticut GO BAB
5.09%, 10/01/30	50	54,444

		54,444
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	150	153,156

		153,156

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
GEORGIA — 0.00%
Municipal Electric Authority of Georgia RB BAB Project P, Series 2010A
7.06%, 04/01/57	$25	$28,837

		28,837
ILLINOIS — 0.07%
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	180	229,228
State of Illinois GO
4.95%, 06/01/23	50	51,066
5.10%, 06/01/33	400	400,288
State of Illinois GO BAB Series 5
7.35%, 07/01/35	50	57,187

		737,769
NEW JERSEY — 0.03%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	50	61,106
Series B
0.00%, 02/15/22 (AGM)	100	86,204
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	75	109,228
Series F
7.41%, 01/01/40	25	37,592
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	50	53,044

		347,174
NEW YORK — 0.10%
Metropolitan Transportation Authority RB BAB Series 2010-A
6.67%, 11/15/39	150	204,363
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	100	124,511
Series C-2
5.77%, 08/01/36	40	49,016
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	129,657
5.88%, 06/15/44	115	156,946
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	50	61,834
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	25	30,053
5.65%, 11/01/40 (GOI)	25	31,674
Series 174
4.46%, 10/01/62	250	275,467

		1,063,521

Security	Principal (000s)	Value
OHIO — 0.01%
Ohio State University (The) RB BAB
4.91%, 06/01/40	$75	$89,402

		89,402
OREGON — 0.01%
Oregon School Boards Association GOL Series B
5.68%, 06/30/28 (NPFGC)	100	120,108

		120,108
TEXAS — 0.03%
City of San Antonio TX Electric & Gas Systems Revenue RB
5.81%, 02/01/41	50	62,697
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	50	66,659
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	50	61,236
State of Texas GO BAB
5.52%, 04/01/39	100	129,052

		319,644
WASHINGTON — 0.02%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	30	37,154
State of Washington GO BAB Series F
5.14%, 08/01/40	100	123,392

		160,546
WISCONSIN — 0.00%
State of Wisconsin RB Series A
5.70%, 05/01/26 (AGM)	20	23,165

		23,165

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $5,156,343)		5,205,038

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.45%

MORTGAGE-BACKED SECURITIES — 23.56%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	65	65,614
2.50%, 12/01/31	593	597,752
2.50%, 02/01/32	543	547,821
2.50%, 08/01/32[m]	5,455	5,499,322
2.50%, 08/01/47[m]	250	241,367
3.00%, 05/01/29	60	62,072
3.00%, 05/01/30	139	143,109
3.00%, 06/01/30	70	71,953
3.00%, 07/01/30	149	153,932

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
3.00%, 12/01/30	$1,688	$1,739,003
3.00%, 02/01/31	52	53,729
3.00%, 05/01/31	57	58,759
3.00%, 06/01/31	38	39,306
3.00%, 08/01/32[m]	3,724	3,832,229
3.00%, 12/01/46	2,908	2,918,618
3.00%, 05/01/47	963	966,458
3.00%, 08/01/47[m]	12,668	12,689,773
3.50%, 08/01/32[m]	2,240	2,338,700
3.50%, 04/01/43	51	52,779
3.50%, 01/01/44	157	162,980
3.50%, 09/01/44	42	43,540
3.50%, 12/01/45	313	324,063
3.50%, 01/01/46	33	34,107
3.50%, 03/01/46	227	234,585
3.50%, 05/01/46	299	309,773
3.50%, 07/01/46	447	460,916
3.50%, 08/01/46	1,090	1,124,307
3.50%, 09/01/46	227	234,463
3.50%, 11/01/46	800	824,055
3.50%, 12/01/46	3,722	3,842,189
3.50%, 01/01/47	1,732	1,784,754
3.50%, 02/01/47	1,649	1,700,172
3.50%, 03/01/47	318	327,495
3.50%, 04/01/47	328	338,369
3.50%, 05/01/47	309	319,049
3.50%, 08/01/47[m]	5,644	5,814,202
3.50%, 08/01/47	1,096	1,130,537
4.00%, 08/01/32[m]	615	636,621
4.00%, 07/01/44	83	87,216
4.00%, 06/01/45	87	91,499
4.00%, 08/01/45	247	260,584
4.00%, 01/01/46	446	469,945
4.00%, 03/01/46	23	24,365
4.00%, 05/01/46	78	82,432
4.00%, 11/01/46	1,328	1,399,549
4.00%, 02/01/47	536	565,407
4.00%, 03/01/47	1,471	1,552,063
4.00%, 05/01/47	271	285,705
4.00%, 06/01/47	818	862,136
4.00%, 07/01/47	2,484	2,619,766
4.00%, 08/01/47[m]	2,314	2,437,337
4.50%, 08/01/32[m]	175	178,664
4.50%, 05/01/42	261	281,016
4.50%, 01/01/45	190	205,360
4.50%, 04/01/46	44	47,403
4.50%, 05/01/46	35	37,423
4.50%, 07/01/46	17	17,814
4.50%, 09/01/46	194	210,827
4.50%, 03/01/47	49	52,537
4.50%, 05/01/47	1,052	1,130,237
4.50%, 06/01/47	1,837	1,975,683
4.50%, 08/01/47[m]	79	84,727
4.50%, 08/01/47	414	444,108
5.00%, 08/01/47[m]	1,725	1,879,441
5.50%, 08/01/47[m]	1,225	1,350,754
Federal National Mortgage Association
2.50%, 03/01/30	327	330,459
2.50%, 07/01/30	323	326,141
2.50%, 08/01/30	88	89,227
2.50%, 12/01/30	108	109,524
2.50%, 01/01/31	86	86,515

Security	Principal (000s)	Value
2.50%, 10/01/31	$336	$338,421
2.50%, 02/01/32	1,041	1,050,316
2.50%, 08/01/32[m]	6,683	6,738,344
2.50%, 08/01/47[m]	680	656,944
3.00%, 10/01/27	186	192,030
3.00%, 04/01/30	238	245,319
3.00%, 07/01/30	201	207,325
3.00%, 08/01/30	738	759,677
3.00%, 09/01/30	1,333	1,372,957
3.00%, 10/01/30	541	557,431
3.00%, 11/01/30	138	141,899
3.00%, 12/01/30	294	302,826
3.00%, 03/01/31	55	56,122
3.00%, 09/01/31	38	39,588
3.00%, 10/01/31	151	155,917
3.00%, 01/01/32	369	380,049
3.00%, 02/01/32	89	91,347
3.00%, 03/01/32	130	134,087
3.00%, 08/01/32[m]	4,118	4,235,749
3.00%, 01/01/37	700	713,594
3.00%, 12/01/42	797	802,435
3.00%, 11/01/45	113	113,906
3.00%, 10/01/46	113	113,103
3.00%, 12/01/46	2,192	2,197,139
3.00%, 01/01/47	690	692,445
3.00%, 08/01/47[m]	20,500	20,532,031
3.50%, 01/01/27	17	17,840
3.50%, 12/01/29	39	40,347
3.50%, 07/01/30	710	743,481
3.50%, 10/01/30	89	93,370
3.50%, 03/01/31	559	584,771
3.50%, 06/01/31	440	461,682
3.50%, 01/01/32	198	208,116
3.50%, 05/01/32	346	363,098
3.50%, 08/01/32[m]	1,128	1,175,587
3.50%, 03/01/45	318	329,304
3.50%, 05/01/45	168	173,656
3.50%, 07/01/45	406	419,975
3.50%, 10/01/45	514	531,888
3.50%, 11/01/45	438	451,113
3.50%, 12/01/45	4,196	4,322,001
3.50%, 02/01/46	214	220,112
3.50%, 03/01/46	2,982	3,070,920
3.50%, 04/01/46	329	338,264
3.50%, 05/01/46	210	216,972
3.50%, 06/01/46	342	352,849
3.50%, 07/01/46	312	322,217
3.50%, 08/01/46	496	510,515
3.50%, 09/01/46	846	875,109
3.50%, 10/01/46	53	55,125
3.50%, 11/01/46	257	265,491
3.50%, 12/01/46	24	25,159
3.50%, 01/01/47	2,341	2,412,343
3.50%, 02/01/47	1,159	1,193,707
3.50%, 04/01/47	951	980,483
3.50%, 05/01/47	417	431,475
3.50%, 06/01/47	1,661	1,714,624
3.50%, 08/01/47[m]	7,737	7,965,483
3.50%, 08/01/47	380	391,437
4.00%, 08/01/32[m]	1,019	1,055,461

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
4.00%, 06/01/42	$5,761	$6,101,674
4.00%, 10/01/44	31	33,064
4.00%, 12/01/44	274	291,269
4.00%, 02/01/45	616	657,669
4.00%, 05/01/45	343	365,633
4.00%, 07/01/45	215	227,613
4.00%, 09/01/45	199	209,681
4.00%, 11/01/45	1,571	1,654,916
4.00%, 01/01/46	228	240,177
4.00%, 04/01/46	81	85,435
4.00%, 07/01/46	672	708,157
4.00%, 08/01/46	61	64,431
4.00%, 10/01/46	509	537,186
4.00%, 11/01/46	111	117,665
4.00%, 02/01/47	99	104,543
4.00%, 03/01/47	939	989,085
4.00%, 04/01/47	2,655	2,802,064
4.00%, 05/01/47	128	135,526
4.00%, 07/01/47	1,781	1,875,863
4.00%, 08/01/47[m]	1,059	1,114,237
4.50%, 08/01/32[m]	785	801,927
4.50%, 06/01/41	40	42,683
4.50%, 01/01/42	37	39,720
4.50%, 09/01/42	155	167,446
4.50%, 08/01/43	361	387,553
4.50%, 04/01/44	558	599,454
4.50%, 02/01/45	184	200,698
4.50%, 08/01/45	227	247,679
4.50%, 02/01/46	554	596,637
4.50%, 08/01/46	30	32,735
4.50%, 10/01/46	92	99,383
4.50%, 01/01/47	55	58,957
4.50%, 04/01/47	123	132,251
4.50%, 06/01/47	372	402,408
4.50%, 07/01/47	1,302	1,401,081
4.50%, 08/01/47[m]	3,029	3,251,442
5.00%, 08/01/32[m]	293	299,272
5.00%, 06/01/39	26	28,024
5.00%, 02/01/41	111	122,390
5.00%, 04/01/41	1,138	1,258,915
5.00%, 10/01/41	48	52,837
5.00%, 01/01/42	143	156,417
5.00%, 05/01/42	110	120,199
5.00%, 06/01/47	481	528,444
5.00%, 08/01/47[m]	2,123	2,320,041
5.50%, 08/01/47[m]	3,455	3,821,014
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	10	10,272
Series 2014-M2, Class ASV2
2.78%, 06/25/21[a]	423	433,363
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2
2.87%, 12/25/21	1,250	1,288,149
Series K020, Class A2
2.37%, 05/25/22	50	50,421
Series K034, Class A2
3.53%, 07/25/23[a]	1,000	1,061,012
Series K036, Class A2
3.53%, 10/25/23[a]	750	795,985
Government National Mortgage Association
2.50%, 05/20/45	217	213,195
2.50%, 08/01/47[m]	575	563,051

Security	Principal (000s)	Value
3.00%, 03/15/43	$30	$30,703
3.00%, 11/20/43	68	69,404
3.00%, 12/20/43	86	87,522
3.00%, 06/20/45	412	418,283
3.00%, 11/20/45	113	114,314
3.00%, 12/20/45	229	232,761
3.00%, 12/20/46	1,695	1,720,959
3.00%, 08/01/47[m]	17,861	18,117,752
3.50%, 05/20/45	789	821,406
3.50%, 08/20/45	464	482,068
3.50%, 09/20/45	1,560	1,626,165
3.50%, 10/20/45	296	307,962
3.50%, 10/20/46	811	843,274
3.50%, 11/20/46	2,868	2,981,295
3.50%, 12/20/46	2,031	2,111,443
3.50%, 02/20/47	2,551	2,652,826
3.50%, 04/20/47	719	749,122
3.50%, 08/01/47[m]	13,416	13,940,062
4.00%, 09/20/46	33	34,272
4.00%, 11/20/46	377	396,822
4.00%, 02/20/47	642	676,536
4.00%, 04/20/47	2,099	2,215,093
4.00%, 05/20/47	980	1,033,858
4.00%, 06/20/47	574	605,526
4.00%, 07/20/47	2,408	2,541,294
4.00%, 08/01/47[m]	5,981	6,296,872
4.50%, 04/15/40	45	48,686
4.50%, 11/20/45	258	274,045
4.50%, 08/20/46	269	286,569
4.50%, 09/20/46	43	46,362
4.50%, 10/20/46	243	259,000
4.50%, 11/20/46	122	129,304
4.50%, 01/20/47	316	336,265
4.50%, 04/20/47	714	761,172
4.50%, 06/20/47	2,063	2,197,306
4.50%, 08/01/47[m]	1,463	1,553,523
5.00%, 07/20/46	67	72,634
5.00%, 08/01/47[m]	2,285	2,454,233

		255,856,949
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.65%
Federal Home Loan Banks
0.88%, 08/05/19	100	98,915
1.00%, 09/26/19	200	198,172
1.13%, 07/14/21	600	586,356
1.38%, 03/18/19	100	100,017
1.38%, 11/15/19	200	199,626
1.38%, 02/18/21	900	891,459
1.63%, 06/14/19	150	150,524
1.75%, 06/12/20	150	150,702
1.88%, 11/29/21	200	200,812
2.50%, 12/08/23	100	101,856
2.75%, 12/13/24	1,000	1,028,280
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29	200	136,212
0.88%, 10/12/18	750	745,927
1.25%, 08/01/19	300	299,004
1.38%, 05/01/20	1,290	1,284,517
1.75%, 05/30/19	200	201,350

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal (000s)	Value
2.38%, 01/13/22	$1,475	$1,509,559
6.75%, 09/15/29	1,500	2,119,890
Federal National Mortgage Association
1.13%, 12/14/18	500	498,520
1.25%, 08/17/21	350	343,081
1.38%, 02/26/21	450	445,505
1.50%, 06/22/20	1,300	1,299,025
1.63%, 01/21/20	90	90,300
1.75%, 09/12/19	2,100	2,113,965
1.88%, 09/18/18	450	452,777
2.00%, 01/05/22	850	855,720
2.13%, 04/24/26	300	293,163
2.63%, 09/06/24	605	622,121
6.25%, 05/15/29	500	677,900
6.63%, 11/15/30	140	199,916

		17,895,171

U.S. GOVERNMENT OBLIGATIONS — 31.24%
U.S. Treasury Note/Bond
0.75%, 07/15/19	2,000	1,976,956
0.88%, 10/15/18	2,000	1,990,244
0.88%, 04/15/19	500	496,162
0.88%, 05/15/19	5,500	5,455,312
1.00%, 08/15/18	1,500	1,495,914
1.00%, 11/15/19	3,000	2,973,892
1.00%, 11/30/19	12,800	12,685,736
1.13%, 01/15/19	1,000	997,351
1.13%, 05/31/19	3,000	2,989,226
1.13%, 03/31/20	1,000	991,826
1.13%, 04/30/20	500	495,588
1.13%, 02/28/21	1,000	982,286
1.13%, 06/30/21	1,000	978,506
1.13%, 07/31/21	2,500	2,443,755
1.13%, 09/30/21	2,000	1,951,099
1.25%, 11/15/18	5,200	5,197,081
1.25%, 11/30/18	2,400	2,398,619
1.25%, 12/15/18	7,500	7,494,763
1.25%, 01/31/20	9,250	9,211,244
1.25%, 02/29/20	5,200	5,175,740
1.25%, 10/31/21	1,400	1,371,424
1.38%, 11/30/18	1,500	1,501,464
1.38%, 12/31/18	7,700	7,707,439
1.38%, 12/15/19	6,000	5,996,011
1.38%, 01/15/20	1,800	1,798,373
1.38%, 02/29/20	6,000	5,990,157
1.38%, 05/31/20	1,700	1,695,374
1.38%, 08/31/20	1,000	995,353
1.38%, 04/30/21	2,750	2,721,251
1.38%, 06/30/23	1,750	1,690,729
1.38%, 08/31/23	3,400	3,278,033
1.38%, 09/30/23	1,500	1,444,705
1.50%, 08/31/18	9,100	9,122,298
1.50%, 12/31/18	8,000	8,021,614
1.50%, 10/31/19	2,750	2,757,434
1.50%, 11/30/19	3,500	3,508,329
1.50%, 05/15/20	400	400,285
1.50%, 05/31/20	2,500	2,501,149
1.50%, 01/31/22	4,900	4,839,713
1.50%, 03/31/23	2,250	2,196,310
1.50%, 08/15/26	700	656,421
1.63%, 04/30/19	950	954,776

Security	Principal (000s)	Value
1.63%, 06/30/19	$100	$100,531
1.63%, 07/31/19	3,500	3,518,712
1.63%, 06/30/20	4,500	4,516,142
1.63%, 07/31/20	3,500	3,511,609
1.63%, 11/30/20	2,800	2,803,500
1.63%, 04/30/23	800	785,558
1.63%, 02/15/26	4,800	4,571,758
1.75%, 12/31/20	400	401,954
1.75%, 11/30/21	1,200	1,199,684
1.75%, 02/28/22	7,900	7,884,802
1.75%, 03/31/22	1,000	997,510
1.75%, 04/30/22	1,300	1,296,081
1.75%, 09/30/22	1,000	993,954
1.75%, 01/31/23	1,000	990,679
1.88%, 06/30/20	1,400	1,415,412
1.88%, 11/30/21	2,000	2,010,134
1.88%, 01/31/22	2,200	2,208,416
1.88%, 05/31/22	6,600	6,617,358
1.88%, 10/31/22	1,500	1,498,998
2.00%, 08/31/21	1,500	1,516,540
2.00%, 10/31/21	8,000	8,081,757
2.00%, 12/31/21	1,000	1,009,524
2.00%, 11/30/22	3,500	3,517,885
2.00%, 05/31/24	1,000	994,301
2.00%, 06/30/24	2,000	1,987,187
2.00%, 02/15/25	3,800	3,757,936
2.00%, 08/15/25	3,500	3,448,724
2.00%, 11/15/26	1,500	1,465,505
2.13%, 08/31/20	4,900	4,987,014
2.13%, 01/31/21	2,000	2,034,392
2.13%, 08/15/21	1,000	1,016,160
2.13%, 12/31/21	5,500	5,582,722
2.13%, 06/30/22	4,750	4,814,348
2.13%, 12/31/22	1,750	1,769,137
2.13%, 11/30/23	2,000	2,011,967
2.25%, 03/31/21	500	510,785
2.25%, 12/31/23	2,000	2,024,996
2.25%, 01/31/24	3,000	3,036,089
2.25%, 11/15/24	2,840	2,862,315
2.25%, 02/15/27	3,500	3,488,915
2.25%, 08/15/46	1,500	1,305,662
2.50%, 08/15/23	2,950	3,035,732
2.50%, 05/15/24	3,050	3,131,454
2.50%, 02/15/45	100	92,416
2.50%, 02/15/46	2,100	1,934,535
2.50%, 05/15/46	1,900	1,748,925
2.63%, 11/15/20	2,000	2,066,716
2.75%, 08/15/42	1,000	980,217
2.88%, 05/15/43	600	600,182
2.88%, 08/15/45	2,000	1,991,654
2.88%, 11/15/46	3,800	3,778,737
3.00%, 05/15/42	2,500	2,566,568
3.00%, 11/15/44	5,660	5,784,578
3.00%, 05/15/45	700	714,331
3.00%, 11/15/45	1,000	1,020,062
3.00%, 02/15/47	2,600	2,651,144
3.00%, 05/15/47	1,300	1,326,534
3.13%, 05/15/21	2,300	2,423,312
3.13%, 11/15/41	2,810	2,950,945
3.13%, 02/15/42	1,300	1,364,802

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Security	Principal or Shares (000s)	Value
3.13%, 08/15/44	$580	$606,865
3.38%, 05/15/44	1,120	1,225,840
3.50%, 05/15/20	2,500	2,638,586
3.50%, 02/15/39	1,750	1,963,077
3.63%, 02/15/44	450	513,763
3.75%, 08/15/41	1,000	1,161,646
3.88%, 08/15/40	1,700	2,008,613
4.25%, 05/15/39	1,275	1,586,354
4.25%, 11/15/40	2,500	3,118,727
4.38%, 05/15/40	650	823,642
4.38%, 05/15/41	1,600	2,035,152
4.50%, 02/15/36	1,900	2,437,543
4.63%, 02/15/40	700	916,547
4.75%, 02/15/41	1,300	1,737,633
5.00%, 05/15/37	150	204,491
5.38%, 02/15/31	1,450	1,943,884
6.00%, 02/15/26	1,700	2,204,070
6.25%, 05/15/30	1,480	2,105,207
6.38%, 08/15/27	1,000	1,366,001
6.50%, 11/15/26	1,000	1,356,059
6.63%, 02/15/27	2,000	2,748,366
6.75%, 08/15/26	3,750	5,139,767
7.63%, 11/15/22	2,000	2,577,302
8.00%, 11/15/21	400	503,381
8.13%, 05/15/21	600	741,971
8.50%, 02/15/20	1,972	2,321,578
8.75%, 05/15/20	2,500	2,997,913
9.00%, 11/15/18	1,800	1,979,368

		339,202,785

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $613,967,073)		612,954,905

SHORT-TERM INVESTMENTS — 14.07%

MONEY MARKET FUNDS — 14.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[n,o,p]	143,919	143,961,860

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[n,p]	8,846	$8,846,015

		152,807,875

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,791,155)		152,807,875

TOTAL INVESTMENTS IN SECURITIES — 112.59%
(Cost: $1,217,404,131)[q]		1,222,647,131
Other Assets, Less Liabilities — (12.59)%		(136,672,218)

NET ASSETS — 100.00%		$1,085,974,913

BAB  —  Build America Bond

CMT  —  Constant Maturity Treasury

FRN  —  Floating Rate Note

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[f]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[g]	Security is perpetual in nature with no stated maturity date.
[h]	Floating rate security. Rate shown is the rate in effect as of period end.
[i]	Affiliated issuer. See Schedule 1.
[j]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[k]	Issuer is in default of interest payments.
[l]	Investments are denominated in U.S. dollars.
[m]	To-be-announced (TBA).
[n]	Affiliated money market fund.
[o]	All or a portion of this security represents an investment of securities lending collateral.
[p]	The rate quoted is the annualized seven-day yield of the fund at period end.
[q]	The cost of investments for federal income tax purposes was $1,217,408,656. Net unrealized appreciation was $5,238,475, of which $11,666,004 represented gross unrealized appreciation on securities and $6,427,529 represented gross unrealized depreciation on securities.

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.20%, 01/28/19	$500	$—	$—	$500	$503,450	$6,173	$—
2.45%, 11/05/20	—	300	—	300	303,600	4,728	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	25	—	—	25	25,355	535	—

					$832,405	$11,436	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Asset-backed securities	$—	$3,114,988	$—	$3,114,988
Collateralized mortgage obligations	—	13,899,260	—	13,899,260
Corporate bonds & notes	—	371,757,031	—	371,757,031
Foreign government obligations	—	62,908,034	—	62,908,034
Municipal debt obligations	—	5,205,038	—	5,205,038
U.S. government & agency obligations	—	612,954,905	—	612,954,905
Money market funds	152,807,875	—	—	152,807,875

Total	$152,807,875	$1,069,839,256	$—	$1,222,647,131

170

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.96%

EXCHANGE-TRADED FUNDS — 100.96%
iShares International High Yield Bond ETF[a]	25,967	$1,377,290

		1,377,290

TOTAL INVESTMENT COMPANIES
(Cost: $1,205,950)		1,377,290

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[b,c]	699	699

		699

TOTAL SHORT-TERM INVESTMENTS
(Cost: $699)		699

TOTAL INVESTMENTS IN SECURITIES — 101.01%
(Cost: $1,206,649)[d]		1,377,989
Other Assets, Less Liabilities — (1.01)%		(13,730)

NET ASSETS — 100.00%		$1,364,259

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,206,649. Net unrealized appreciation was $171,340, of which $171,340 represented gross unrealized appreciation on securities and $ - represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares International High Yield Bond ETF	27,503	1,685	(3,221)	25,967	$1,377,290	$11,946	$7,356

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of July 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CAD	41,000	USD	32,674	MS	08/03/2017	$213
EUR	1,079,000	USD	1,263,615	MS	08/03/2017	13,772
GBP	88,000	USD	115,197	MS	08/03/2017	914
CAD	1,000	USD	800	MS	09/06/2017	2
EUR	18,000	USD	21,261	MS	09/06/2017	86
GBP	2,000	USD	2,640	MS	09/06/2017	2

						14,989

USD	31,509	CAD	41,000	MS	08/03/2017	(1,377)
USD	1,232,230	EUR	1,079,000	MS	08/03/2017	(45,157)
USD	114,381	GBP	88,000	MS	08/03/2017	(1,730)
USD	31,919	CAD	40,000	MS	09/06/2017	(181)
USD	1,246,389	EUR	1,062,000	MS	09/06/2017	(13,088)
USD	112,717	GBP	86,000	MS	09/06/2017	(881)

						(62,414)

Net unrealized depreciation						$(47,425)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,377,290	$—	$—	$1,377,290
Money market funds	699	—	—	699

Total	$1,377,989	$—	$—	$1,377,989

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$14,989	$—	$14,989
Liabilities:
Forward currency contracts	—	(62,414)	—	(62,414)

Total	$—	$(47,425)	$—	$(47,425)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

173

Schedule of Investments  (Unaudited)

iSHARES® FLOATING RATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 84.67%

AEROSPACE & DEFENSE — 0.24%
United Technologies Corp. FRN, (3 mo. LIBOR US + 0.350%)
1.52%, 11/01/19[a]	$14,560	$14,646,632

		14,646,632
AGRICULTURE — 0.31%
BAT International Finance PLC FRN, (3 mo. LIBOR US + 0.510%)
1.76%, 06/15/18[a,b]	14,135	14,167,934
Philip Morris International Inc. FRN, (3 mo. LIBOR US + 0.420%)
1.59%, 02/21/20[a]	4,910	4,926,596

		19,094,530
AUTO MANUFACTURERS — 6.90%
American Honda Finance Corp.
FRN, (3 mo. LIBOR US + 0.150%)
1.00%, 01/22/19[a]	5,000	5,001,150
FRN, (3 mo. LIBOR US + 0.270%)
1.58%, 07/20/20[a]	5,150	5,151,648
FRN, (3 mo. LIBOR US + 0.280%)
1.46%, 11/19/18[a]	6,900	6,914,973
FRN, (3 mo. LIBOR US + 0.310%)
1.54%, 12/11/17[a,c]	7,150	7,155,720
FRN, (3 mo. LIBOR US + 0.340%)
1.52%, 02/14/20[a]	20,000	20,070,600
FRN, (3 mo. LIBOR US + 0.450%)
1.72%, 09/20/17[a]	16,750	16,759,715
FRN, (3 mo. LIBOR US + 0.460%)
1.76%, 07/13/18[a]	3,500	3,512,110
FRN, (3 mo. LIBOR US + 0.825%)
2.00%, 02/22/19[a]	1,600	1,617,840
Daimler Finance North America LLC
FRN, (3 mo. LIBOR US + 0.250%)
1.42%, 11/05/18[a,b,c]	2,300	2,300,115
FRN, (3 mo. LIBOR US + 0.340%)
1.51%, 08/01/17[a,b]	13,750	13,750,000
FRN, (3 mo. LIBOR US + 0.420%)
1.63%, 03/02/18[a,b,c]	14,900	14,920,413
FRN, (3 mo. LIBOR US + 0.530%)
1.70%, 05/05/20[a,b]	5,050	5,061,716
FRN, (3 mo. LIBOR US + 0.620%)
1.93%, 10/30/19[a,b]	1,765	1,773,949
FRN, (3 mo. LIBOR US + 0.630%)
1.93%, 01/06/20[a,b]	1,000	1,004,310
FRN, (3 mo. LIBOR US + 0.710%)
1.88%, 08/03/17[a,b]	13,379	13,379,000
Ford Motor Credit Co. LLC
FRN, (3 mo. LIBOR US + 0.108%)
1.00%, 08/03/22	8,000	8,000,000
FRN, (3 mo. LIBOR US + 0.520%)
1.74%, 09/08/17[a]	13,400	13,403,216
FRN, (3 mo. LIBOR US + 0.570%)
1.79%, 12/06/17[a]	3,000	3,001,860

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.790%)
2.02%, 06/12/20[a]	$4,450	$4,450,178
FRN, (3 mo. LIBOR US + 0.830%)
2.01%, 08/12/19[a]	9,850	9,885,263
FRN, (3 mo. LIBOR US + 0.900%)
2.15%, 06/15/18[a]	9,786	9,826,808
FRN, (3 mo. LIBOR US + 0.930%)
2.10%, 11/04/19[a]	7,675	7,729,492
FRN, (3 mo. LIBOR US + 0.940%)
2.24%, 01/09/18[a]	18,242	18,285,963
FRN, (3 mo. LIBOR US + 1.000%)
2.30%, 01/09/20[a]	9,650	9,719,962
FRN, (3 mo. LIBOR US + 1.270%)
2.56%, 03/28/22[a,c]	1,800	1,812,924
FRN, (3 mo. LIBOR US + 1.580%)
2.88%, 01/08/19[a]	15,545	15,768,537
Series 1
FRN, (3 mo. LIBOR US + 0.830%)
2.06%, 03/12/19[a]	16,900	16,956,277
General Motors Financial Co. Inc.
FRN, (3 mo. LIBOR US + 0.930%)
2.23%, 04/13/20[a]	4,500	4,523,355
FRN, (3 mo. LIBOR US + 1.270%)
2.57%, 10/04/19[a,c]	2,000	2,024,200
FRN, (3 mo. LIBOR US + 1.310%)
2.61%, 06/30/22 (Call 05/30/22)[a]	5,850	5,887,850
FRN, (3 mo. LIBOR US + 1.360%)
2.66%, 04/10/18[a]	26,270	26,446,534
FRN, (3 mo. LIBOR US + 1.450%)
2.63%, 05/09/19[a,c]	2,850	2,888,361
FRN, (3 mo. LIBOR US + 1.550%)
2.85%, 01/14/22[a,c]	11,810	12,042,185
Hyundai Capital America FRN, (3 mo. LIBOR US + 0.800%)
2.10%, 04/03/20[a,b]	1,945	1,947,976
Nissan Motor Acceptance Corp.
FRN, (3 mo. LIBOR US + 0.390%)
1.69%, 07/13/20[a,b]	8,250	8,254,372
FRN, (3 mo. LIBOR US + 0.520%)
1.76%, 09/13/19[a,b]	6,650	6,673,076
FRN, (3 mo. LIBOR US + 0.650%)
1.95%, 07/13/22[a,b]	10,150	10,158,526
FRN, (3 mo. LIBOR US + 0.800%)
2.10%, 04/06/18[a,b]	13,640	13,691,696
FRN, (3 mo. LIBOR US + 0.890%)
2.19%, 01/13/22[a,b,c]	5,100	5,160,027
FRN, (3 mo. LIBOR US + 1.010%)
2.23%, 03/08/19[a,b]	5,000	5,055,150
Toyota Motor Credit Corp.
FRN, (3 mo. LIBOR US + 0.260%)
1.56%, 01/09/19[a]	5,200	5,211,440
1.56%, 04/17/20[a]	12,800	12,809,984
FRN, (3 mo. LIBOR US + 0.320%)
1.62%, 01/12/18[a,c]	8,679	8,690,109
FRN, (3 mo. LIBOR US + 0.370%)
1.60%, 03/12/20[a]	9,674	9,707,375
FRN, (3 mo. LIBOR US + 0.380%)
1.68%, 04/06/18[a]	9,335	9,356,564
FRN, (3 mo. LIBOR US + 0.440%)
1.74%, 10/18/19[a,c]	9,300	9,355,707

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.690%)
2.00%, 01/11/22[a]	$6,150	$6,232,287
FRN, (3 mo. LIBOR US + 0.820%)
2.00%, 02/19/19[a,c]	13,346	13,490,404
Volkswagen Group of America Finance LLC
FRN, (3 mo. LIBOR US + 0.440%)
1.61%, 11/20/17[a,b]	7,775	7,779,509
FRN, (3 mo. LIBOR US + 0.470%)
1.64%, 05/22/18[a,b]	4,300	4,300,301

		428,900,727
BANKS — 51.94%
ABN AMRO Bank NV FRN, (3 mo. LIBOR US + 0.640%)
1.94%, 01/18/19[a,b,c]	20,450	20,556,135
ANZ New Zealand Int’l Ltd./London FRN, (3 mo. LIBOR US + 1.000%)
2.31%, 01/25/22[a,b]	500	505,490
Australia & New Zealand Banking Group Ltd.
FRN, (3 mo. LIBOR US + 0.440%)
1.74%, 01/16/18[a,b,c]	4,550	4,557,508
FRN, (3 mo. LIBOR US + 0.500%)
1.68%, 08/19/20[a,b]	17,175	17,210,037
FRN, (3 mo. LIBOR US + 0.660%)
1.95%, 09/23/19[a,b]	9,850	9,921,806
FRN, (3 mo. LIBOR US + 0.710%)
1.89%, 05/19/22[a,b]	13,100	13,138,776
FRN, (3 mo. LIBOR US + 0.750%)
1.93%, 11/16/18[a,b]	5,400	5,439,906
FRN, (3 mo. LIBOR US + 0.870%)
2.06%, 11/23/21[a,b]	7,000	7,073,570
FRN, (3 mo. LIBOR US + 0.990%)
2.19%, 06/01/21[a,b]	4,840	4,910,761
Australia & New Zealand Banking Group Ltd./New York NY FRN, (3 mo. LIBOR US + 0.560%)
1.74%, 05/15/18[a,c]	15,355	15,408,282
Banco Santander SA FRN, (3 mo. LIBOR US + 1.560%)
2.87%, 04/11/22[a]	10,300	10,650,097
Bank Nederlandse Gemeenten NV FRN, (3 mo. LIBOR US + 0.100%)
1.40%, 07/14/20[a,b]	10,000	10,011,800
Bank of America Corp.
FRN, (3 mo. LIBOR US + 0.610%)
1.80%, 08/25/17[a]	10,100	10,102,424
FRN, (3 mo. LIBOR US + 0.660%)
1.00%, 07/21/21 (Call 07/21/20)[a]	5,000	5,006,700
FRN, (3 mo. LIBOR US + 0.870%)
2.17%, 04/01/19[a]	12,037	12,156,046
FRN, (3 mo. LIBOR US + 1.000%)
2.31%, 04/24/23 (Call 04/24/22)[a,c]	8,000	8,037,280
FRN, (3 mo. LIBOR US + 1.040%)
2.34%, 01/15/19[a]	14,700	14,869,050
FRN, (3 mo. LIBOR US + 1.070%)
2.36%, 03/22/18[a,c]	20,873	20,993,646
FRN, (3 mo. LIBOR US + 1.420%)
2.73%, 04/19/21[a,c]	7,200	7,413,624
Bank of America N.A. FRN, (3 mo. LIBOR US + 0.760%)
1.98%, 12/07/18[a,c]	8,510	8,562,507

Security	Principal (000s)	Value
Bank of Montreal
FRN, (3 mo. LIBOR US + 0.440%)
1.69%, 06/15/20[a]	$15,400	$15,426,334
FRN, (3 mo. LIBOR US + 0.600%)
1.83%, 12/12/19[a]	6,790	6,833,660
1.90%, 04/09/18[a]	7,046	7,069,745
FRN, (3 mo. LIBOR US + 0.610%)
1.92%, 07/31/18[a,c]	7,205	7,238,936
FRN, (3 mo. LIBOR US + 0.650%)
1.95%, 07/18/19[a]	4,750	4,784,343
FRN, (3 mo. LIBOR US + 0.790%)
1.99%, 08/27/21[a]	8,392	8,483,389
Bank of New York Mellon Corp. (The)
FRN, (3 mo. LIBOR US + 0.380%)
1.55%, 05/22/18[a]	4,750	4,764,440
FRN, (3 mo. LIBOR US + 0.480%)
1.71%, 09/11/19[a,c]	4,900	4,937,338
FRN, (3 mo. LIBOR US + 0.560%)
1.73%, 08/01/18[a,c]	8,100	8,143,497
FRN, (3 mo. LIBOR US + 0.870%)
2.05%, 08/17/20[a]	9,140	9,304,520
Series 1
FRN, (3 mo. LIBOR US + 0.440%)
1.66%, 03/06/18[a,c]	4,095	4,104,459
Bank of Nova Scotia (The)
2.80%, 07/21/21	30	30,585
FRN, (3 mo. LIBOR US + 0.390%)
1.69%, 07/14/20[a]	8,300	8,304,980
FRN, (3 mo. LIBOR US + 0.470%)
1.70%, 06/11/18[a]	12,886	12,923,885
FRN, (3 mo. LIBOR US + 0.620%)
1.84%, 12/05/19[a]	5,000	5,037,400
FRN, (3 mo. LIBOR US + 0.640%)
1.86%, 03/07/22[a]	10,180	10,188,755
FRN, (3 mo. LIBOR US + 0.830%)
2.13%, 01/15/19[a,c]	8,996	9,072,826
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
FRN, (3 mo. LIBOR US + 0.310%)
1.53%, 09/08/17[a,b,c]	4,000	4,000,720
FRN, (3 mo. LIBOR US + 0.550%)
1.77%, 03/05/18[a,b]	10,620	10,642,939
FRN, (3 mo. LIBOR US + 1.020%)
2.26%, 09/14/18[a,b]	4,000	4,033,600
Banque Federative du Credit Mutuel SA
FRN, (3 mo. LIBOR US + 0.490%)
1.80%, 07/20/20[a,b]	3,000	3,004,590
FRN, (3 mo. LIBOR US + 0.730%)
2.04%, 07/20/22[a,b]	4,000	4,005,200
Barclays PLC FRN, (3 mo. LIBOR US + 2.110%)
3.29%, 08/10/21[a]	12,321	12,926,824
BB&T Corp.
FRN, (3 mo. LIBOR US + 0.570%)
1.82%, 06/15/20[a]	21,100	21,205,500
FRN, (3 mo. LIBOR US + 0.660%)
1.83%, 02/01/19 (Call 01/02/19)[a]	11,651	11,717,178
FRN, (3 mo. LIBOR US + 0.860%)
2.11%, 06/15/18 (Call 05/15/18)[a]	11,985	12,041,090
BPCE SA FRN, (3 mo. LIBOR US + 1.220%)
2.39%, 05/22/22[a,b]	18,250	18,501,485

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Branch Banking & Trust Co. FRN, (3 mo. LIBOR US + 0.450%)
1.75%, 01/15/20 (Call 12/15/19)[a,c]	$11,950	$11,979,158
Canadian Imperial Bank of Commerce
FRN, (3 mo. LIBOR US + 0.520%)
1.74%, 09/06/19[a]	7,415	7,450,370
FRN, (3 mo. LIBOR US + 0.720%)
1.97%, 06/16/22[a,c]	16,900	16,945,292
Capital One Financial Corp.
FRN, (3 mo. LIBOR US + 0.760%)
1.94%, 05/12/20 (Call 04/12/20)[a]	7,590	7,623,548
FRN, (3 mo. LIBOR US + 0.950%)
2.17%, 03/09/22 (Call 02/09/22)[a]	3,550	3,553,657
Capital One N.A./Mclean VA
FRN, (3 mo. LIBOR US + 0.680%)
1.85%, 02/05/18 (Call 01/05/18)[a]	5,950	5,954,284
FRN, (3 mo. LIBOR US + 0.765%)
2.00%, 09/13/19 (Call 08/13/19)[a,c]	19,280	19,385,654
FRN, (3 mo. LIBOR US + 1.150%)
2.33%, 08/17/18 (Call 07/18/18)[a]	6,790	6,831,283
Citibank N.A.
FRN, (3 mo. LIBOR US + 0.340%)
1.61%, 03/20/19[a]	15,400	15,420,636
FRN, (3 mo. LIBOR US + 0.500%)
1.73%, 06/12/20[a,c]	4,555	4,574,678
Citigroup Inc.
FRN, (3 mo. LIBOR US + 0.690%)
2.01%, 04/27/18[a]	41,590	41,731,406
FRN, (3 mo. LIBOR US + 0.700%)
1.89%, 11/24/17[a]	24,850	24,887,275
FRN, (3 mo. LIBOR US + 0.770%)
2.07%, 04/08/19[a]	1,850	1,861,970
FRN, (3 mo. LIBOR US + 0.790%)
2.09%, 01/10/20 (Call 12/10/19)[a,c]	16,500	16,632,495
FRN, (3 mo. LIBOR US + 0.860%)
2.08%, 12/07/18[a]	14,350	14,455,759
FRN, (3 mo. LIBOR US + 0.880%)
2.19%, 07/30/18[a]	23,955	24,102,563
FRN, (3 mo. LIBOR US + 0.930%)
2.15%, 06/07/19[a]	27,130	27,388,006
FRN, (3 mo. LIBOR US + 0.950%)
2.26%, 07/24/23 (Call 07/24/22)[a]	300	300,114
FRN, (3 mo. LIBOR US + 0.960%)
2.27%, 04/25/22 (Call 03/25/22)[a,c]	17,950	18,061,290
FRN, (3 mo. LIBOR US + 1.050%)
2.23%, 11/08/17[a]	1,000	1,002,330
FRN, (3 mo. LIBOR US + 1.070%)
2.29%, 12/08/21 (Call 11/08/21)[a]	19,670	19,940,266
FRN, (3 mo. LIBOR US + 1.310%)
2.62%, 10/26/20[a]	6,750	6,877,507
FRN, (3 mo. LIBOR US + 1.380%)
2.68%, 03/30/21[a,c]	10,550	10,792,755
FRN, (3 mo. LIBOR US + 1.700%)
2.88%, 05/15/18[a]	33,891	34,278,713
Series 5
FRN, (3 mo. LIBOR US + 1.190%)
2.36%, 08/02/21[a,c]	13,580	13,841,958
Citizens Bank N.A./Providence RI
FRN, (3 mo. LIBOR US + 0.540%)
1.75%, 03/02/20 (Call 02/03/20)[a,c]	13,500	13,504,185
FRN, (3 mo. LIBOR US + 0.810%)
2.01%, 05/26/22[a,c]	7,000	6,984,950

Security	Principal (000s)	Value
Commonwealth Bank of Australia
FRN, (3 mo. LIBOR US + 0.270%)
1.49%, 09/08/17[a,b]	$6,975	$6,976,046
FRN, (3 mo. LIBOR US + 0.400%)
1.64%, 03/12/18[a,b,c]	16,655	16,682,814
FRN, (3 mo. LIBOR US + 0.450%)
1.69%, 03/10/20[a,b,c]	5,815	5,823,490
FRN, (3 mo. LIBOR US + 0.640%)
1.82%, 11/07/19[a,b]	13,380	13,474,998
FRN, (3 mo. LIBOR US + 0.700%)
1.94%, 03/10/22[a,b]	6,325	6,340,560
FRN, (3 mo. LIBOR US + 0.790%)
1.96%, 11/02/18[a,b]	9,165	9,234,746
FRN, (3 mo. LIBOR US + 0.830%)
2.05%, 09/06/21[a,b,c]	10,818	10,910,818
FRN, (3 mo. LIBOR US + 1.060%)
2.31%, 03/15/19[a,b]	9,290	9,406,125
Cooperatieve Rabobank UA/NY
FRN, (3 mo. LIBOR US + 0.510%)
1.69%, 08/09/19[a]	16,590	16,680,581
FRN, (3 mo. LIBOR US + 0.830%)
2.13%, 01/10/22[a]	12,500	12,630,375
Credit Agricole SA/London
FRN, (3 mo. LIBOR US + 0.800%)
2.10%, 04/15/19[a,b]	35,280	35,574,235
FRN, (3 mo. LIBOR US + 0.970%)
2.20%, 06/10/20[a,b]	2,000	2,028,860
FRN, (3 mo. LIBOR US + 1.430%)
2.73%, 01/10/22[a,b]	3,000	3,062,460
Credit Suisse AG/New York NY
FRN, (3 mo. LIBOR US + 0.680%)
2.00%, 04/27/18[a]	5,000	5,018,800
FRN, (3 mo. LIBOR US + 0.690%)
2.00%, 01/29/18[a,c]	41,447	41,561,808
Credit Suisse Group Funding Guernsey Ltd. FRN, (3 mo. LIBOR US + 2.290%)
3.59%, 04/16/21[a,c]	5,250	5,520,165
Danske Bank A/S
FRN, (3 mo. LIBOR US + 0.510%)
1.72%, 03/02/20[a,b]	1,150	1,153,036
FRN, (3 mo. LIBOR US + 0.580%)
1.80%, 09/06/19[a,b,c]	8,130	8,173,577
DBS Group Holdings Ltd.
FRN, (3 mo. LIBOR US + 0.490%)
1.00%, 06/08/20[a,b]	10,000	10,015,000
FRN, (3 mo. LIBOR US + 0.500%)
1.80%, 07/16/19[a,b]	4,930	4,938,135
FRN, (3 mo. LIBOR US + 0.620%)
1.00%, 07/25/22[a,b]	1,700	1,704,250
Deutsche Bank AG
FRN, (3 mo. LIBOR US + 1.310%)
2.48%, 08/20/20[a]	7,300	7,374,752
FRN, (3 mo. LIBOR US + 1.450%)
2.75%, 01/18/19[a]	18,445	18,685,154
FRN, (3 mo. LIBOR US + 1.910%)
3.09%, 05/10/19[a]	9,342	9,548,271
Deutsche Bank AG/London FRN, (3 mo. LIBOR US + 0.680%)
1.86%, 02/13/18[a]	25,465	25,491,738

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Deutsche Bank AG/New York NY FRN, (3 mo. LIBOR US + 0.970%)
2.27%, 07/13/20[a]	$3,000	$3,008,970
Dexia Credit Local SA FRN, (3 mo. LIBOR US + 0.600%)
1.89%, 03/23/18[a,b]	12,050	12,078,679
Dexia Credit Local SA/New York NY FRN, (3 mo. LIBOR US + 0.200%)
1.42%, 06/05/18[a,b]	7,730	7,725,826
Goldman Sachs Group Inc. (The)
2.88%, 02/25/21 (Call 01/25/21)[c]	50	50,787
FRN, (3 mo. LIBOR US + 0.730%)
2.02%, 12/27/20 (Call 12/27/19)[a]	9,775	9,790,542
FRN, (3 mo. LIBOR US + 0.800%)
2.04%, 12/13/19[a,c]	10,700	10,782,818
2.05%, 12/15/17[a,c]	14,090	14,120,012
FRN, (3 mo. LIBOR US + 1.000%)
2.31%, 07/24/23 (Call 07/24/22)[a]	3,000	3,003,060
FRN, (3 mo. LIBOR US + 1.020%)
2.33%, 10/23/19[a]	8,580	8,690,081
FRN, (3 mo. LIBOR US + 1.040%)
2.35%, 04/25/19[a]	12,625	12,767,915
FRN, (3 mo. LIBOR US + 1.100%)
2.28%, 11/15/18[a,c]	53,665	54,202,187
FRN, (3 mo. LIBOR US + 1.110%)
2.42%, 04/26/22 (Call 04/26/21)[a]	30,200	30,496,564
FRN, (3 mo. LIBOR US + 1.160%)
2.47%, 04/23/20 (Call 03/23/20)[a]	20,988	21,341,228
FRN, (3 mo. LIBOR US + 1.170%)
2.35%, 11/15/21 (Call 11/15/20)[a,c]	23,655	23,921,119
FRN, (3 mo. LIBOR US + 1.200%)
2.45%, 09/15/20 (Call 08/15/20)[a]	21,929	22,326,792
2.51%, 04/30/18[a]	39,875	40,154,125
FRN, (3 mo. LIBOR US + 1.360%)
2.67%, 04/23/21 (Call 03/23/21)[a]	15,940	16,289,724
FRN, (3 mo. LIBOR US + 1.750%)
3.06%, 10/28/27 (Call 10/28/26)[a,c]	370	385,507
FRN, (3 mo. LIBOR US + 1.770%)
2.96%, 02/25/21[a,c]	14,590	15,123,556
HSBC Bank PLC FRN, (3 mo. LIBOR US + 0.640%)
1.82%, 05/15/18[a,b,c]	7,300	7,328,105
HSBC Holdings PLC
FRN, (3 mo. LIBOR US + 1.500%)
2.80%, 01/05/22[a]	26,750	27,615,095
FRN, (3 mo. LIBOR US + 1.660%)
2.85%, 05/25/21[a]	18,490	19,126,796
FRN, (3 mo. LIBOR US + 2.240%)
3.46%, 03/08/21[a,c]	15,235	16,047,635
HSBC USA Inc.
FRN, (3 mo. LIBOR US + 0.340%)
1.52%, 11/13/17[a]	5,940	5,943,623
FRN, (3 mo. LIBOR US + 0.610%)
1.79%, 11/13/19[a,c]	3,000	2,997,870
FRN, (3 mo. LIBOR US + 0.880%)
2.18%, 09/24/18[a,c]	2,450	2,466,244
Huntington National Bank (The) FRN, (3 mo. LIBOR US + 0.510%)
1.74%, 03/10/20[a]	700	703,255
ING Bank NV
FRN, (3 mo. LIBOR US + 0.690%)
1.99%, 10/01/19[a,b]	18,140	18,256,822

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.780%)
1.96%, 08/17/18[a,b]	$7,650	$7,696,359
FRN, (3 mo. LIBOR US + 1.130%)
2.42%, 03/22/19[a,b]	9,800	9,934,652
ING Groep NV FRN, (3 mo. LIBOR US + 1.150%)
2.45%, 03/29/22[a,c]	9,210	9,361,044
JPMorgan Chase & Co.
2.40%, 06/07/21 (Call 05/07/21)	30	30,108
FRN, (3 mo. LIBOR US + 0.550%)
1.77%, 03/09/21 (Call 03/09/20)[a]	20,150	20,164,911
1.86%, 04/25/18[a]	37,390	37,500,300
FRN, (3 mo. LIBOR US + 0.630%)
1.94%, 01/28/19[a,c]	22,980	23,119,718
FRN, (3 mo. LIBOR US + 0.680%)
1.88%, 06/01/21 (Call 06/01/20)[a]	4,600	4,613,708
FRN, (3 mo. LIBOR US + 0.840%)
2.13%, 03/22/19 (Call 02/22/19)[a]	20,100	20,275,875
FRN, (3 mo. LIBOR US + 0.900%)
2.21%, 01/25/18[a]	48,680	48,864,497
FRN, (3 mo. LIBOR US + 0.955%)
2.27%, 01/23/20[a,c]	26,790	27,187,831
FRN, (3 mo. LIBOR US + 1.100%)
2.32%, 06/07/21 (Call 05/07/21)[a]	11,040	11,222,933
FRN, (3 mo. LIBOR US + 1.205%)
2.52%, 10/29/20 (Call 09/29/20)[a]	15,940	16,295,621
FRN, (3 mo. LIBOR US + 1.480%)
2.68%, 03/01/21 (Call 02/01/21)[a,c]	15,123	15,588,183
JPMorgan Chase Bank N.A.
FRN, (3 mo. LIBOR US + 0.450%)
1.73%, 09/21/18 (Call 08/21/18)[a]	10,270	10,294,545
FRN, (3 mo. LIBOR US + 0.590%)
1.88%, 09/23/19 (Call 08/23/19)[a]	11,530	11,606,905
KfW FRN, (3 mo. LIBOR US + 0.160%)
1.46%, 12/29/17[a]	11,550	11,559,702
Korea Development Bank (The)
FRN, (3 mo. LIBOR US + 0.450%)
1.65%, 02/27/20[a]	4,300	4,294,367
FRN, (3 mo. LIBOR US + 0.705%)
1.91%, 02/27/22[a]	11,200	11,207,840
Landwirtschaftliche Rentenbank
FRN, (3 mo. LIBOR US + 0.250%)
1.47%, 06/03/21[a,b,c]	6,000	6,037,560
FRN, (3 mo. LIBOR US + 0.350%)
1.53%, 02/19/21[a,b]	15,930	16,086,114
Macquarie Bank Ltd.
FRN, (3 mo. LIBOR US + 0.630%)
1.95%, 10/27/17[a,b]	12,910	12,925,621
FRN, (3 mo. LIBOR US + 1.120%)
2.43%, 07/29/20[a,b]	7,930	8,048,157
FRN, (3 mo. LIBOR US + 1.180%)
2.48%, 01/15/19[a,b]	6,690	6,764,660
Mitsubishi UFJ Financial Group Inc.
FRN, (3 mo. LIBOR US + 0.790%)
2.10%, 07/25/22[a]	15,000	14,997,600
FRN, (3 mo. LIBOR US + 0.920%)
2.09%, 02/22/22[a,c]	11,895	11,985,640
FRN, (3 mo. LIBOR US + 1.060%)
2.30%, 09/13/21[a,c]	17,321	17,557,085

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 1.880%)
3.08%, 03/01/21[a]	$7,975	$8,306,122
Mizuho Bank Ltd.
FRN, (3 mo. LIBOR US + 0.450%)
1.75%, 09/25/17[a,b]	8,255	8,259,540
FRN, (3 mo. LIBOR US + 0.640%)
1.94%, 03/26/18[a,b,c]	5,050	5,064,847
FRN, (3 mo. LIBOR US + 1.190%)
2.50%, 10/20/18[a,b]	10,500	10,615,185
Mizuho Financial Group Inc.
FRN, (3 mo. LIBOR US + 0.940%)
2.14%, 02/28/22[a,c]	31,000	31,172,360
FRN, (3 mo. LIBOR US + 1.140%)
2.38%, 09/13/21[a,c]	12,071	12,278,500
FRN, (3 mo. LIBOR US + 1.480%)
2.78%, 04/12/21[a,b,c]	6,050	6,203,489
Morgan Stanley
FRN, (3 mo. LIBOR US + 0.740%)
2.04%, 01/05/18[a]	6,550	6,565,524
2.05%, 07/23/19[a,c]	18,555	18,668,928
FRN, (3 mo. LIBOR US + 0.850%)
2.16%, 01/24/19[a]	29,822	30,054,015
FRN, (3 mo. LIBOR US + 0.930%)
1.00%, 07/22/22 (Call 07/22/21)[a]	10,000	10,008,900
FRN, (3 mo. LIBOR US + 0.980%)
2.23%, 06/16/20[a]	14,860	15,025,838
FRN, (3 mo. LIBOR US + 1.140%)
2.46%, 01/27/20[a,c]	11,130	11,305,409
FRN, (3 mo. LIBOR US + 1.180%)
2.49%, 01/20/22 (Call 01/20/21)[a,c]	43,300	43,733,866
FRN, (3 mo. LIBOR US + 1.280%)
2.59%, 04/25/18[a]	35,853	36,139,465
FRN, (3 mo. LIBOR US + 1.375%)
2.54%, 02/01/19[a]	25,090	25,477,390
FRN, (3 mo. LIBOR US + 1.400%)
2.71%, 04/21/21[a,c]	23,390	24,111,815
2.71%, 10/24/23 (Call 10/24/22)[a]	1,500	1,528,125
Series 3NC2
FRN, (3 mo. LIBOR US + 0.800%)
1.98%, 02/14/20 (Call 02/14/19)[a,c]	48,375	48,583,012
National Australia Bank Ltd.
FRN, (3 mo. LIBOR US + 0.510%)
1.68%, 05/22/20[a,b]	8,785	8,811,531
FRN, (3 mo. LIBOR US + 0.640%)
1.95%, 07/23/18[a,b]	5,650	5,677,346
FRN, (3 mo. LIBOR US + 0.720%)
1.89%, 05/22/22[a,b]	16,325	16,376,424
FRN, (3 mo. LIBOR US + 0.780%)
2.08%, 01/14/19[a,b]	6,430	6,478,611
FRN, (3 mo. LIBOR US + 0.890%)
2.19%, 01/10/22[a,b,c]	9,400	9,503,964
FRN, (3 mo. LIBOR US + 1.000%)
2.30%, 07/12/21[a,b]	7,940	8,061,482
National Bank of Canada
FRN, (3 mo. LIBOR US + 0.560%)
1.79%, 06/12/20 (Call 05/12/20)[a]	16,500	16,554,615
FRN, (3 mo. LIBOR US + 0.840%)
2.08%, 12/14/18[a]	3,000	3,023,370
Nederlandse Waterschapsbank NV FRN, (3 mo. LIBOR US + 0.230%)
1.41%, 02/14/18[a,b]	42,580	42,629,393

Security	Principal (000s)	Value
Nordea Bank AB
FRN, (3 mo. LIBOR US + 0.470%)
1.67%, 05/29/20[a,b]	$4,150	$4,164,857
FRN, (3 mo. LIBOR US + 0.840%)
2.11%, 09/17/18[a,b]	5,140	5,180,400
FRN, (3 mo. LIBOR US + 0.990%)
2.19%, 05/27/21[a,b]	4,940	5,019,435
Northern Trust Corp.
3.38%, 08/23/21	30	31,281
Oesterreichische Kontrollbank AG
FRN, (3 mo. LIBOR US + 0.160%)
1.33%, 11/04/19[a]	5,130	5,142,056
FRN, (3 mo. LIBOR US + 0.180%)
1.36%, 08/10/17[a]	7,980	7,980,239
PNC Bank N.A.
FRN, (3 mo. LIBOR US + 0.300%)
1.47%, 08/01/17[a,d]	1,600	1,600,000
FRN, (3 mo. LIBOR US + 0.360%)
1.54%, 05/19/20[a,d]	5,320	5,336,226
FRN, (3 mo. LIBOR US + 0.400%)
1.62%, 12/07/18[a,d]	1,000	1,003,690
FRN, (3 mo. LIBOR US + 0.420%)
1.62%, 06/01/18[a,d]	8,025	8,051,322
FRN, (3 mo. LIBOR US + 0.500%)
1.81%, 07/27/22[a,d]	15,000	15,010,500
Royal Bank of Canada
FRN, (3 mo. LIBOR US + 0.260%)
1.56%, 10/13/17[a,c]	10,550	10,554,431
FRN, (3 mo. LIBOR US + 0.380%)
1.59%, 03/02/20[a,c]	8,070	8,076,456
FRN, (3 mo. LIBOR US + 0.450%)
1.75%, 01/10/19[a]	50	50,182
FRN, (3 mo. LIBOR US + 0.480%)
1.79%, 07/29/19[a]	6,393	6,420,106
FRN, (3 mo. LIBOR US + 0.520%)
1.74%, 03/06/20[a,c]	14,305	14,368,085
FRN, (3 mo. LIBOR US + 0.530%)
1.78%, 03/15/19[a,c]	13,287	13,349,582
FRN, (3 mo. LIBOR US + 0.540%)
1.85%, 07/30/18[a]	1,500	1,506,015
FRN, (3 mo. LIBOR US + 0.710%)
2.01%, 04/15/19[a]	1,500	1,511,700
FRN, (3 mo. LIBOR US + 0.730%)
1.90%, 02/01/22[a,c]	21,975	22,141,351
Skandinaviska Enskilda Banken AB FRN, (3 mo. LIBOR US + 0.570%)
1.81%, 09/13/19[a,b]	5,930	5,966,173
Standard Chartered PLC
FRN, (3 mo. LIBOR US + 0.340%)
1.56%, 09/08/17[a,b]	11,180	11,180,783
FRN, (3 mo. LIBOR US + 1.130%)
2.31%, 08/19/19[a,b]	13,700	13,858,920
State Street Corp.
4.38%, 03/07/21[c]	30	32,232
FRN, (3 mo. LIBOR US + 0.900%)
2.08%, 08/18/20[a]	11,823	12,064,189
Sumitomo Mitsui Banking Corp.
FRN, (3 mo. LIBOR US + 0.540%)
1.85%, 01/11/19[a]	1,603	1,608,947
FRN, (3 mo. LIBOR US + 0.580%)
1.88%, 01/16/18[a,c]	23,215	23,259,573
FRN, (3 mo. LIBOR US + 0.670%)
1.98%, 10/19/18[a]	6,900	6,934,155

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.740%)
2.05%, 07/23/18[a]	$18,355	$18,441,819
FRN, (3 mo. LIBOR US + 0.940%)
2.24%, 01/18/19[a]	5,750	5,807,788
Sumitomo Mitsui Financial Group Inc.
FRN, (3 mo. LIBOR US + 0.780%)
2.08%, 07/12/22[a]	300	300,300
FRN, (3 mo. LIBOR US + 1.110%)
2.41%, 07/14/21[a]	14,700	14,938,728
FRN, (3 mo. LIBOR US + 1.140%)
2.45%, 10/19/21[a]	14,550	14,793,858
FRN, (3 mo. LIBOR US + 1.680%)
2.90%, 03/09/21[a,c]	8,900	9,204,113
Sumitomo Mitsui Trust Bank Ltd. FRN, (3 mo. LIBOR US + 0.510%)
1.73%, 03/06/19[a,b,c]	17,031	17,061,315
SunTrust Bank/Atlanta GA FRN, (3 mo. LIBOR US + 0.530%)
1.84%, 01/31/20 (Call 12/31/19)[a]	12,250	12,311,127
Svenska Handelsbanken AB FRN, (3 mo. LIBOR US + 0.490%)
1.71%, 09/06/19[a]	16,680	16,753,392
Swedbank AB FRN, (3 mo. LIBOR US + 0.700%)
1.94%, 03/14/22[a,b]	300	301,524
Toronto-Dominion Bank (The)
1.80%, 07/13/21	40	39,516
FRN, (3 mo. LIBOR US + 0.420%)
1.72%, 01/18/19[a]	8,170	8,202,026
FRN, (3 mo. LIBOR US + 0.440%)
1.74%, 07/02/19[a]	12,655	12,705,367
FRN, (3 mo. LIBOR US + 0.540%)
1.85%, 07/23/18[a]	1,000	1,004,210
FRN, (3 mo. LIBOR US + 0.560%)
1.73%, 11/05/19[a]	8,821	8,869,427
FRN, (3 mo. LIBOR US + 0.840%)
2.15%, 01/22/19[a,c]	6,760	6,827,532
FRN, (3 mo. LIBOR US + 0.930%)
2.17%, 12/14/20[a]	2,440	2,485,848
FRN, (3 mo. LIBOR US + 1.000%)
2.30%, 04/07/21[a,c]	14,686	14,996,021
Series 1
FRN, (3 mo. LIBOR US + 0.550%)
1.86%, 04/30/18[a,c]	11,920	11,959,098
U.S. Bancorp. FRN, (3 mo. LIBOR US + 0.490%)
1.67%, 11/15/18 (Call 10/15/18)[a]	8,950	8,960,740
U.S. Bank N.A./Cincinnati OH
FRN, (3 mo. LIBOR US + 0.150%)
1.35%, 05/24/19 (Call 04/24/19)[a]	1,700	1,699,609
FRN, (3 mo. LIBOR US + 0.200%)
1.43%, 09/11/17 (Call 08/11/17)[a,c]	1,105	1,105,111
FRN, (3 mo. LIBOR US + 0.300%)
1.61%, 01/26/18 (Call 12/26/17)[a]	7,425	7,431,311
FRN, (3 mo. LIBOR US + 0.320%)
1.63%, 01/24/20 (Call 12/24/19)[a]	21,150	21,193,569
FRN, (3 mo. LIBOR US + 0.480%)
1.79%, 10/28/19 (Call 09/28/19)[a]	8,180	8,233,170
FRN, (3 mo. LIBOR US + 0.580%)
1.89%, 01/29/18 (Call 12/29/17)[a]	8,185	8,204,644

Security	Principal (000s)	Value
UBS AG/Stamford CT
FRN, (3 mo. LIBOR US + 0.640%)
1.82%, 08/14/19[a]	$7,230	$7,276,633
FRN, (3 mo. LIBOR US + 0.700%)
2.00%, 03/26/18[a]	20,050	20,127,593
UBS Group Funding Switzerland AG
FRN, (3 mo. LIBOR US + 1.530%)
2.70%, 02/01/22[a,b]	10,250	10,565,290
FRN, (3 mo. LIBOR US + 1.780%)
3.08%, 04/14/21[a,b]	17,570	18,201,290
Wells Fargo & Co.
4.60%, 04/01/21[c]	30	32,373
FRN, (3 mo. LIBOR US + 0.260%)
1.48%, 09/08/17[a]	8,700	8,701,653
FRN, (3 mo. LIBOR US + 0.400%)
1.64%, 09/14/18[a]	9,150	9,172,143
FRN, (3 mo. LIBOR US + 0.460%)
1.77%, 04/22/19[a]	22,768	22,856,795
FRN, (3 mo. LIBOR US + 0.630%)
1.94%, 04/23/18[a]	30,120	30,241,082
FRN, (3 mo. LIBOR US + 0.880%)
2.19%, 07/22/20[a]	16,655	16,900,828
FRN, (3 mo. LIBOR US + 0.930%)
2.11%, 02/11/22 (Call 02/11/21)[a,c]	8,450	8,514,642
FRN, (3 mo. LIBOR US + 1.010%)
2.23%, 12/07/20[a]	8,440	8,588,038
FRN, (3 mo. LIBOR US + 1.025%)
2.34%, 07/26/21[a]	20,970	21,374,931
FRN, (3 mo. LIBOR US + 1.340%)
2.56%, 03/04/21[a]	32,730	33,668,696
Series N
FRN, (3 mo. LIBOR US + 0.680%)
1.99%, 01/30/20[a]	10,530	10,624,981
Wells Fargo Bank N.A.
FRN, (3 mo. LIBOR US + 0.500%)
1.70%, 11/28/18[a]	4,300	4,318,963
FRN, (3 mo. LIBOR US + 0.600%)
1.79%, 05/24/19[a]	23,780	23,965,246
FRN, (3 mo. LIBOR US + 0.650%)
1.87%, 12/06/19[a]	11,300	11,391,078
FRN, (3 mo. LIBOR US + 0.740%)
2.05%, 01/22/18[a]	39,350	39,477,494
Westpac Banking Corp.
FRN, (3 mo. LIBOR US + 0.370%)
1.57%, 12/01/17[a]	8,795	8,802,915
FRN, (3 mo. LIBOR US + 0.430%)
1.62%, 05/25/18[a,c]	27,991	28,056,219
1.65%, 03/06/20[a,c]	17,825	17,849,064
FRN, (3 mo. LIBOR US + 0.560%)
1.74%, 08/19/19[a]	10,125	10,175,422
FRN, (3 mo. LIBOR US + 0.710%)
1.89%, 05/13/19[a]	3,550	3,577,016
2.00%, 06/28/22[a]	700	702,359
FRN, (3 mo. LIBOR US + 0.740%)
1.93%, 11/23/18[a]	17,150	17,275,538
2.05%, 07/30/18[a,c]	11,527	11,595,009
FRN, (3 mo. LIBOR US + 0.850%)
2.03%, 08/19/21[a]	5,694	5,750,371
2.16%, 01/11/22[a]	3,350	3,380,954

		3,230,210,763

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
BEVERAGES — 0.84%
Anheuser-Busch InBev Finance Inc.
FRN, (3 mo. LIBOR US + 0.400%)
1.57%, 02/01/19[a,c]	$1,450	$1,456,148
FRN, (3 mo. LIBOR US + 1.260%)
2.43%, 02/01/21[a,c]	3,950	4,083,905
Anheuser-Busch InBev Worldwide Inc. FRN, (3 mo. LIBOR US + 0.690%)
1.86%, 08/01/18[a]	11,350	11,416,057
PepsiCo Inc.
FRN, (3 mo. LIBOR US + 0.040%)
1.21%, 05/02/19[a]	13,470	13,470,943
FRN, (3 mo. LIBOR US + 0.350%)
1.65%, 10/13/17[a]	20,550	20,565,001
FRN, (3 mo. LIBOR US + 0.365%)
1.53%, 05/02/22[a]	1,150	1,153,956
FRN, (3 mo. LIBOR US + 0.590%)
1.76%, 02/22/19[a]	300	302,340

		52,448,350
BIOTECHNOLOGY — 0.55%
Amgen Inc.
FRN, (3 mo. LIBOR US + 0.320%)
1.50%, 05/10/19[a,c]	7,825	7,837,833
FRN, (3 mo. LIBOR US + 0.450%)
1.63%, 05/11/20[a,c]	11,050	11,100,830
FRN, (3 mo. LIBOR US + 0.600%)
1.77%, 05/22/19[a]	1,505	1,516,212
Baxalta Inc. FRN, (3 mo. LIBOR US + 0.780%)
2.07%, 06/22/18[a]	13,425	13,486,755

		33,941,630
BUILDING MATERIALS — 0.02%
Martin Marietta Materials Inc. FRN, (3 mo. LIBOR US + 0.650%)
1.82%, 05/22/20[a]	1,200	1,200,504

		1,200,504
CHEMICALS — 0.08%
EI du Pont de Nemours & Co. FRN, (3 mo. LIBOR US + 0.530%)
1.70%, 05/01/20[a]	5,050	5,089,996

		5,089,996
COMMERCIAL SERVICES — 0.31%
Moody’s Corp. FRN, (3 mo. LIBOR US + 0.350%)
1.57%, 09/04/18[a]	18,890	18,925,513

		18,925,513
COMPUTERS — 3.58%
Apple Inc.
FRN, (3 mo. LIBOR US + 0.070%)

Security	Principal (000s)	Value
1.25%, 05/11/20[a,c]	$3,700	$3,696,818
FRN, (3 mo. LIBOR US + 0.080%)
1.26%, 02/08/19[a]	5,350	5,354,548
FRN, (3 mo. LIBOR US + 0.140%)
1.31%, 08/02/19[a]	16,770	16,791,633
FRN, (3 mo. LIBOR US + 0.200%)
1.38%, 02/07/20[a]	15,650	15,691,472
FRN, (3 mo. LIBOR US + 0.250%)
1.42%, 05/03/18[a,c]	41,903	41,986,387
1.43%, 02/07/20[a]	7,100	7,126,554
FRN, (3 mo. LIBOR US + 0.300%)
1.48%, 05/06/19[a]	21,355	21,454,087
1.48%, 05/06/20[a]	6,850	6,886,099
FRN, (3 mo. LIBOR US + 0.350%)
1.53%, 05/11/22[a,c]	5,425	5,440,244
FRN, (3 mo. LIBOR US + 0.500%)
1.68%, 02/09/22[a]	19,300	19,531,407
FRN, (3 mo. LIBOR US + 0.820%)
2.01%, 02/22/19[a]	11,725	11,867,928
FRN, (3 mo. LIBOR US + 1.130%)
2.32%, 02/23/21[a,c]	8,590	8,869,948
Hewlett Packard Enterprise Co. FRN, (3 mo. LIBOR US + 1.740%)
3.04%, 10/05/17[a]	1,950	1,954,427
International Business Machines Corp.
FRN, (3 mo. LIBOR US + 0.190%)
1.37%, 02/06/18[a]	10,405	10,417,070
FRN, (3 mo. LIBOR US + 0.230%)
1.55%, 01/27/20[a]	23,000	23,071,990
FRN, (3 mo. LIBOR US + 0.370%)
1.55%, 02/12/19[a]	18,048	18,134,811
FRN, (3 mo. LIBOR US + 0.580%)
1.76%, 11/06/21[a,c]	4,000	4,037,200

		222,312,623
COSMETICS & PERSONAL CARE — 0.06%
Procter & Gamble Co. (The) FRN, (3 mo. LIBOR US + 0.270%)
1.44%, 11/01/19[a,c]	3,896	3,910,649

		3,910,649
DIVERSIFIED FINANCIAL SERVICES — 1.87%
American Express Co. FRN, (3 mo. LIBOR US + 0.590%)
1.76%, 05/22/18[a]	18,518	18,590,035
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	125	125,210
FRN, (3 mo. LIBOR US + 0.300%)
1.59%, 09/22/17[a]	15,530	15,535,591
FRN, (3 mo. LIBOR US + 0.330%)
1.50%, 05/03/19 (Call 04/03/19)[a]	4,085	4,094,436
FRN, (3 mo. LIBOR US + 0.430%)
1.65%, 03/03/20 (Call 02/03/20)[a]	550	551,018
FRN, (3 mo. LIBOR US + 0.490%)
1.67%, 08/15/19[a,c]	17,750	17,837,152
FRN, (3 mo. LIBOR US + 0.550%)
1.82%, 03/18/19[a]	20,650	20,788,561
FRN, (3 mo. LIBOR US + 0.570%)
1.88%, 10/30/19 (Call 09/30/19)[a,c]	4,000	4,024,200

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.610%)
1.92%, 07/31/18 (Call 06/30/18)[a]	$16,125	$16,193,693
FRN, (3 mo. LIBOR US + 0.700%)
1.92%, 03/03/22 (Call 02/03/22)[a]	3,711	3,732,598
FRN, (3 mo. LIBOR US + 0.730%)
1.93%, 05/26/20 (Call 04/25/20)[a]	5,700	5,750,901
Series F
FRN, (3 mo. LIBOR US + 1.050%)
2.29%, 09/14/20 (Call 08/14/20)[a,c]	5,100	5,184,762
Protective Life Global Funding FRN, (3 mo. LIBOR US + 0.550%)
1.77%, 06/08/18[a,b]	500	501,655
Synchrony Financial FRN, (3 mo. LIBOR US + 1.400%)
2.58%, 11/09/17[a]	3,250	3,258,905
USAA Capital Corp. FRN, (3 mo. LIBOR US + 0.230%)
1.40%, 02/01/19[a,b]	250	250,420

		116,419,137
ELECTRIC — 0.05%
Dominion Energy Inc. FRN, (3 mo. LIBOR US + 0.550%)
1.77%, 06/01/19[a,b]	300	301,023
Duke Energy Progress LLC FRN, (3 mo. LIBOR US + 0.200%)
1.37%, 11/20/17[a]	3,030	3,031,121
San Diego Gas & Electric Co.
3.00%, 08/15/21[c]	40	41,358

		3,373,502
FOOD — 0.45%
Mondelez International Holdings Netherlands BV FRN, (3 mo. LIBOR US + 0.610%)
1.92%, 10/28/19[a,b]	18,030	18,110,414
Mondelez International Inc. FRN, (3 mo. LIBOR US + 0.520%)
1.69%, 02/01/19[a]	5,200	5,212,584
Tyson Foods Inc.
FRN, (3 mo. LIBOR US + 0.450%)
1.65%, 05/30/19[a]	3,200	3,204,896
FRN, (3 mo. LIBOR US + 0.550%)
1.76%, 06/02/20[a]	1,200	1,203,744

		27,731,638
HEALTH CARE — PRODUCTS — 0.31%
Becton Dickinson and Co. FRN, (3 mo. LIBOR US + 1.030%)
2.25%, 06/06/22[a]	1,200	1,207,380
Medtronic Inc. FRN, (3 mo. LIBOR US + 0.800%)
2.05%, 03/15/20[a]	17,676	17,968,538

		19,175,918
HEALTH CARE — SERVICES — 0.39%
Roche Holdings Inc.
FRN, (3 mo. LIBOR US + 0.090%)

Security	Principal (000s)	Value
1.39%, 09/29/17[a,b]	$7,230	$7,231,591
FRN, (3 mo. LIBOR US + 0.340%)
1.64%, 09/30/19[a,b]	16,830	16,901,359

		24,132,950
HOUSEHOLD PRODUCTS & WARES — 0.05%
Reckitt Benckiser Treasury Services PLC FRN, (3 mo. LIBOR US + 0.560%)
1.86%, 06/24/22[a,b]	3,050	3,055,429

		3,055,429
INSURANCE — 2.02%
Berkshire Hathaway Finance Corp.
FRN, (3 mo. LIBOR US + 0.125%)
1.31%, 08/14/17[a]	3,976	3,976,159
FRN, (3 mo. LIBOR US + 0.250%)
1.56%, 01/11/19[a]	2,258	2,265,858
FRN, (3 mo. LIBOR US + 0.300%)
1.60%, 01/12/18[a,c]	15,342	15,361,791
FRN, (3 mo. LIBOR US + 0.320%)
1.62%, 01/10/20[a]	6,529	6,567,652
FRN, (3 mo. LIBOR US + 0.550%)
1.77%, 03/07/18[a]	22,519	22,592,187
FRN, (3 mo. LIBOR US + 0.690%)
1.94%, 03/15/19[a]	9,155	9,250,670
Jackson National Life Global Funding FRN, (3 mo. LIBOR US + 0.730%)
2.02%, 06/27/22[a,b]	10,000	10,078,500
Metropolitan Life Global Funding I
FRN, (3 mo. LIBOR US + 0.340%)
1.58%, 09/14/18[a,b,c]	7,350	7,368,007
FRN, (3 mo. LIBOR US + 0.400%)
1.64%, 06/12/20[a,b]	4,540	4,549,035
FRN, (3 mo. LIBOR US + 0.430%)
1.70%, 12/19/18[a,b]	5,570	5,589,495
New York Life Global Funding
FRN, (3 mo. LIBOR US + 0.390%)
1.70%, 10/24/19[a,b]	3,000	3,016,410
FRN, (3 mo. LIBOR US + 0.400%)
1.70%, 04/06/18[a,b]	9,930	9,955,719
FRN, (3 mo. LIBOR US + 0.520%)
1.75%, 06/10/22[a,b]	7,000	7,049,630
Principal Life Global Funding II FRN, (3 mo. LIBOR US + 0.500%)
1.70%, 12/01/17[a,b,c]	13,986	14,007,538
Prudential Financial Inc.
4.50%, 11/16/21[c]	30	32,627
FRN, (3 mo. LIBOR US + 0.780%)
1.96%, 08/15/18[a]	4,055	4,080,141

		125,741,419
INTERNET — 0.21%
eBay Inc.
FRN, (3 mo. LIBOR US + 0.480%)
1.65%, 08/01/19[a]	9,650	9,687,345
FRN, (3 mo. LIBOR US + 0.870%)
2.18%, 01/30/23[a]	3,000	3,015,690

		12,703,035

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
MACHINERY — 0.61%
Caterpillar Financial Services Corp.
FRN, (3 mo. LIBOR US + 0.180%)
1.40%, 12/06/18[a]	1,105	1,105,608
FRN, (3 mo. LIBOR US + 0.510%)
1.81%, 01/10/20[a,c]	6,000	6,044,340
FRN, (3 mo. LIBOR US + 0.700%)
1.89%, 02/23/18[a]	9,300	9,326,598
John Deere Capital Corp.
FRN, (3 mo. LIBOR US + 0.220%)
1.47%, 12/15/17[a]	275	275,187
FRN, (3 mo. LIBOR US + 0.290%)
1.58%, 06/22/20[a]	4,500	4,506,660
1.59%, 01/16/18[a]	14,780	14,797,736
FRN, (3 mo. LIBOR US + 0.300%)
1.54%, 03/13/20[a,c]	1,900	1,904,560

		37,960,689
MANUFACTURING — 0.98%
General Electric Co.
FRN, (3 mo. LIBOR US + 0.270%)
1.45%, 08/07/18[a]	4,778	4,784,594
FRN, (3 mo. LIBOR US + 0.510%)
1.81%, 01/14/19[a]	1,540	1,549,348
FRN, (3 mo. LIBOR US + 0.620%)
1.92%, 01/09/20 (Call 12/09/19)[a]	4,576	4,628,166
FRN, (3 mo. LIBOR US + 0.710%)
2.01%, 04/02/18[a]	645	647,619
Siemens Financieringsmaatschappij NV
FRN, (3 mo. LIBOR US + 0.280%)
1.47%, 05/25/18[a,b]	13,540	13,560,445
FRN, (3 mo. LIBOR US + 0.320%)
1.56%, 09/13/19[a,b]	20,330	20,379,199
FRN, (3 mo. LIBOR US + 0.340%)
1.59%, 03/16/20[a,b,c]	6,250	6,267,437
FRN, (3 mo. LIBOR US + 0.610%)
1.86%, 03/16/22[a,b]	9,250	9,336,765

		61,153,573
MEDIA — 1.11%
NBCUniversal Enterprise Inc.
FRN, (3 mo. LIBOR US + 0.400%)
1.70%, 04/01/21[a,b]	6,900	6,921,942
FRN, (3 mo. LIBOR US + 0.685%)
1.99%, 04/15/18[a,b]	38,780	38,947,917
Walt Disney Co. (The)
FRN, (3 mo. LIBOR US + 0.130%)
1.35%, 03/04/20[a,c]	5,200	5,207,072
FRN, (3 mo. LIBOR US + 0.190%)
1.41%, 06/05/20[a]	2,525	2,527,904
FRN, (3 mo. LIBOR US + 0.320%)
1.62%, 01/08/19[a]	4,450	4,466,732
FRN, (3 mo. LIBOR US + 0.390%)
1.61%, 03/04/22[a]	10,630	10,681,343

		68,752,910

Security	Principal (000s)	Value
OIL & GAS — 4.98%
BP Capital Markets PLC
FRN, (3 mo. LIBOR US + 0.350%)
1.53%, 08/14/18[a,c]	2,410	2,415,495
FRN, (3 mo. LIBOR US + 0.425%)
1.61%, 02/13/18[a]	2,500	2,504,625
FRN, (3 mo. LIBOR US + 0.510%)
1.69%, 05/10/18[a]	3,530	3,541,614
FRN, (3 mo. LIBOR US + 0.630%)
1.93%, 09/26/18[a,c]	5,413	5,444,179
Chevron Corp.
FRN, (3 mo. LIBOR US + 0.090%)
1.29%, 02/28/19[a]	1,875	1,875,375
FRN, (3 mo. LIBOR US + 0.170%)
1.35%, 11/15/17[a]	17,438	17,448,114
1.38%, 03/02/18[a,c]	9,250	9,257,585
FRN, (3 mo. LIBOR US + 0.210%)
1.43%, 03/03/20[a]	8,750	8,774,325
FRN, (3 mo. LIBOR US + 0.360%)
1.54%, 11/09/17[a]	15,445	15,460,754
FRN, (3 mo. LIBOR US + 0.410%)
1.59%, 11/15/19[a,c]	7,900	7,959,092
FRN, (3 mo. LIBOR US + 0.480%)
1.70%, 03/03/22[a]	4,777	4,801,984
FRN, (3 mo. LIBOR US + 0.500%)
1.68%, 05/16/18[a,c]	13,838	13,889,616
FRN, (3 mo. LIBOR US + 0.510%)
1.69%, 11/16/18[a]	2,800	2,815,736
FRN, (3 mo. LIBOR US + 0.530%)
1.75%, 03/03/22[a]	2,556	2,576,397
ConocoPhillips Co. FRN, (3 mo. LIBOR US + 0.900%)
2.08%, 05/15/22[a]	11,000	11,184,910
Exxon Mobil Corp.
FRN, (3 mo. LIBOR US + 0.050%)
1.25%, 03/01/18[a]	8,350	8,352,087
FRN, (3 mo. LIBOR US + 0.150%)
1.40%, 03/15/19[a,c]	11,044	11,059,461
FRN, (3 mo. LIBOR US + 0.370%)
1.59%, 03/06/22[a]	2,430	2,447,496
FRN, (3 mo. LIBOR US + 0.600%)
1.80%, 02/28/18[a]	23,978	24,061,443
Petroleos Mexicanos
FRN, (3 mo. LIBOR US + 2.020%)
3.32%, 07/18/18[a]	9,915	10,041,614
FRN, (3 mo. LIBOR US + 3.650%)
4.88%, 03/11/22[a,b]	15,500	16,881,980
Phillips 66
FRN, (3 mo. LIBOR US + 0.650%)
1.95%, 04/15/19 (Call 04/15/18)[a,b]	1,850	1,853,866
FRN, (3 mo. LIBOR US + 0.750%)
2.05%, 04/15/20 (Call 04/15/18)[a,b]	2,000	2,003,820
Shell International Finance BV
FRN, (3 mo. LIBOR US + 0.350%)
1.58%, 09/12/19[a,c]	10,401	10,449,885
FRN, (3 mo. LIBOR US + 0.450%)
1.63%, 05/11/20[a,c]	12,683	12,779,518
FRN, (3 mo. LIBOR US + 0.580%)
1.76%, 11/10/18[a]	12,751	12,831,076

182

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Sinopec Group Overseas Development 2014 Ltd.
FRN, (3 mo. LIBOR US + 0.920%)
2.22%, 04/10/19[a,b]	$10,930	$10,971,971
Statoil ASA
FRN, (3 mo. LIBOR US + 0.200%)
1.38%, 11/09/17[a]	22,235	22,244,561
FRN, (3 mo. LIBOR US + 0.290%)
1.47%, 05/15/18[a,c]	32,765	32,820,373
FRN, (3 mo. LIBOR US + 0.460%)
1.64%, 11/08/18[a]	16,278	16,349,949
Total Capital International SA
FRN, (3 mo. LIBOR US + 0.570%)
1.75%, 08/10/18[a]	4,803	4,826,679

		309,925,580
PHARMACEUTICALS — 1.58%
Allergan Funding SCS
FRN, (3 mo. LIBOR US + 1.080%)
2.31%, 03/12/18[a]	6,950	6,977,453
FRN, (3 mo. LIBOR US + 1.255%)
2.48%, 03/12/20[a,c]	18,985	19,430,198
AstraZeneca PLC
FRN, (3 mo. LIBOR US + 0.530%)
1.71%, 11/16/18[a,c]	7,160	7,196,444
FRN, (3 mo. LIBOR US + 0.620%)
1.85%, 06/10/22[a]	8,000	8,010,880
Bayer U.S. Finance LLC
FRN, (3 mo. LIBOR US + 0.280%)
1.58%, 10/06/17[a,b]	7,280	7,280,437
Cardinal Health Inc.
FRN, (3 mo. LIBOR US + 0.770%)
2.00%, 06/15/22[a]	1,950	1,958,951
Johnson & Johnson
FRN, (3 mo. LIBOR US + 0.270%)
1.47%, 03/01/19[a]	850	852,618
Merck & Co. Inc.
FRN, (3 mo. LIBOR US + 0.360%)
1.54%, 05/18/18[a,c]	20,631	20,687,116
FRN, (3 mo. LIBOR US + 0.375%)
1.56%, 02/10/20[a,c]	19,035	19,165,199
Pfizer Inc.
FRN, (3 mo. LIBOR US + 0.300%)
1.55%, 06/15/18[a]	6,780	6,793,221

		98,352,517
PIPELINES — 0.03%
TransCanada PipeLines Ltd.
FRN, (3 mo. LIBOR US + 0.790%)
2.09%, 01/12/18[a]	1,950	1,955,557

		1,955,557
REAL ESTATE INVESTMENT TRUSTS — 0.00%
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	40	43,447
Simon Property Group LP
4.13%, 12/01/21 (Call 09/01/21)[c]	80	85,591

		129,038

Security	Principal (000s)	Value
RETAIL — 0.38%
Home Depot Inc. (The)
FRN, (3 mo. LIBOR US + 0.150%)
1.37%, 06/05/20[a]	$8,715	$8,723,366
FRN, (3 mo. LIBOR US + 0.370%)
1.62%, 09/15/17[a]	6,085	6,087,495
Lowe’s Companies Inc.
FRN, (3 mo. LIBOR US + 0.420%)
1.65%, 09/10/19[a,c]	8,950	9,008,981

		23,819,842
SEMICONDUCTORS — 0.56%
Intel Corp.
FRN, (3 mo. LIBOR US + 0.080%)
1.26%, 05/11/20[a]	18,250	18,235,765
FRN, (3 mo. LIBOR US + 0.350%)
1.53%, 05/11/22[a]	10,450	10,472,050
QUALCOMM Inc.
FRN, (3 mo. LIBOR US + 0.360%)
1.56%, 05/20/19[a,c]	3,650	3,660,658
FRN, (3 mo. LIBOR US + 0.450%)
1.65%, 05/20/20[a,c]	2,680	2,694,954

		35,063,427
SOFTWARE — 0.29%
Oracle Corp.
FRN, (3 mo. LIBOR US + 0.510%)
1.81%, 10/08/19[a,c]	5,618	5,668,618
FRN, (3 mo. LIBOR US + 0.580%)
1.88%, 01/15/19[a]	12,191	12,276,703

		17,945,321
TELECOMMUNICATIONS — 3.80%
AT&T Inc.
FRN, (3 mo. LIBOR US + 0.650%)
1.95%, 01/15/20[a]	14,500	14,584,680
FRN, (3 mo. LIBOR US + 0.670%)
1.90%, 03/11/19[a]	15,030	15,100,791
FRN, (3 mo. LIBOR US + 0.910%)
2.11%, 11/27/18[a]	5,680	5,728,621
FRN, (3 mo. LIBOR US + 0.930%)
2.23%, 06/30/20[a,c]	14,808	14,997,839
FRN, (3 mo. LIBOR US + 0.950%)
2.25%, 07/15/21[a,c]	22,500	22,718,475
Cisco Systems Inc.
FRN, (3 mo. LIBOR US + 0.310%)
1.56%, 06/15/18[a]	12,243	12,270,914
FRN, (3 mo. LIBOR US + 0.340%)
1.61%, 09/20/19[a]	8,380	8,426,760
FRN, (3 mo. LIBOR US + 0.500%)
1.70%, 03/01/19[a,c]	10,300	10,370,761
FRN, (3 mo. LIBOR US + 0.600%)
1.77%, 02/21/18[a]	10,071	10,102,724
Deutsche Telekom International Finance BV
FRN, (3 mo. LIBOR US + 0.580%)
1.88%, 01/17/20[a,b]	9,750	9,779,640

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Verizon Communications Inc.
FRN, (3 mo. LIBOR US + 0.370%)
1.55%, 08/15/19[a,c]	$8,280	$8,284,140
FRN, (3 mo. LIBOR US + 0.550%)
1.72%, 05/22/20[a]	28,500	28,569,255
FRN, (3 mo. LIBOR US + 0.770%)
2.04%, 06/17/19[a,c]	18,643	18,790,280
FRN, (3 mo. LIBOR US + 1.000%)
2.25%, 03/16/22[a,c]	22,750	23,060,765
FRN, (3 mo. LIBOR US + 1.750%)
2.99%, 09/14/18[a,c]	33,130	33,728,990

		236,514,635
TRANSPORTATION — 0.17%
United Parcel Service Inc.
FRN, (3 mo. LIBOR US + 0.380%)
1.56%, 05/16/22[a]	10,750	10,784,615

		10,784,615

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,244,215,581)		5,265,372,649

FOREIGN GOVERNMENT OBLIGATIONS[e] — 15.46%

CANADA — 1.44%
Export Development Canada
FRN, (3 mo. LIBOR US + 0.010%)
1.19%, 08/13/19[a,b]	27,500	27,488,175
FRN, (3 mo. LIBOR US + 0.130%)
1.32%, 11/23/20[a,b]	22,000	22,065,120
Province of Quebec Canada
FRN, (3 mo. LIBOR US + 0.230%)
1.45%, 09/04/18[a]	15,440	15,470,726
FRN, (3 mo. LIBOR US + 0.280%)
1.59%, 07/21/19[a,c]	24,400	24,505,896

		89,529,917
FINLAND — 0.03%
Municipality Finance PLC
FRN, (3 mo. LIBOR US + 0.170%)
1.35%, 02/07/20[a,b]	2,000	2,004,460

		2,004,460
JAPAN — 0.27%
Japan Bank for International Cooperation/Japan
FRN, (3 mo. LIBOR US + 0.360%)
1.54%, 11/13/18[a]	10,430	10,445,123
FRN, (3 mo. LIBOR US + 0.570%)
1.76%, 02/24/20[a]	6,200	6,231,372

		16,676,495
NORWAY — 1.36%
Kommunalbanken AS
FRN, (3 mo. LIBOR US + 0.070%)
1.34%, 03/17/20[a,b]	22,230	22,243,116

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.130%)
1.30%, 05/02/19[a,b]	$10,000	$10,015,500
1.35%, 09/08/21[a,b]	24,200	24,201,694
FRN, (3 mo. LIBOR US + 0.180%)
1.35%, 02/20/18[a,b]	28,000	28,024,360

		84,484,670
SOUTH KOREA — 0.56%
Export-Import Bank of Korea
FRN, (3 mo. LIBOR US + 0.460%)
1.77%, 10/21/19[a,c]	17,000	16,978,920
FRN, (3 mo. LIBOR US + 0.875%)
2.19%, 01/25/22[a,c]	17,500	17,612,175

		34,591,095
SUPRANATIONAL — 10.75%
African Development Bank
FRN, (1 mo. LIBOR US + 0.280%)
1.51%, 08/02/17[a]	13,280	13,280,000
FRN, (3 mo. LIBOR US + 0.040%)
1.21%, 08/01/18[a,c]	18,365	18,370,142
FRN, (3 mo. LIBOR US + 0.190%)
1.44%, 06/15/20[a,c]	7,650	7,682,589
Asian Development Bank
FRN, (3 mo. LIBOR US + 0.010%)
1.31%, 07/10/19[a,c]	14,735	14,734,558
FRN, (3 mo. LIBOR US + 0.020%)
1.22%, 02/28/18[a]	18,320	18,320,366
FRN, (3 mo. LIBOR US + 0.050%)
1.30%, 03/16/21[a,c]	10,375	10,373,859
1.36%, 10/19/17[a]	13,150	13,151,447
FRN, (3 mo. LIBOR US + 0.150%)
1.33%, 02/08/18[a]	10,965	10,973,333
FRN, (3 mo. LIBOR US + 0.190%)
1.44%, 06/16/21[a]	23,750	23,865,663
FRN, (3 mo. LIBOR US + 0.320%)
1.52%, 02/26/20[a]	22,730	22,895,929
FRN, (3 mo. LIBOR US)
1.30%, 06/25/19[a,c]	8,640	8,636,890
Corp. Andina de Fomento
FRN, (3 mo. LIBOR US + 0.550%)
1.86%, 01/29/18[a]	12,090	12,091,451
European Bank for Reconstruction & Development
FRN, (3 mo. LIBOR US + 0.110%)
1.41%, 01/10/20[a]	6,930	6,940,811
FRN, (3 mo. LIBOR US)
1.29%, 03/23/20[a]	17,375	17,366,660
European Investment Bank
FRN, (1 mo. LIBOR US + 0.020%)
1.24%, 07/06/18[a,b]	4,920	4,917,884
FRN, (3 mo. LIBOR US + 0.070%)
1.37%, 10/09/18[a,b]	28,990	29,012,902
FRN, (3 mo. LIBOR US + 0.110%)
1.41%, 03/24/21[a,b]	25,400	25,439,624
Inter-American Development Bank
FRN, (1 mo. LIBOR US + 0.010%)
1.24%, 10/15/17[a,c]	18,700	18,699,439
FRN, (1 mo. LIBOR US + 0.040%)
1.27%, 11/26/18[a,c]	32,120	32,087,880
FRN, (3 mo. LIBOR US + 0.010%)
1.31%, 07/15/20[a,c]	21,130	21,115,209

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.030%)
1.26%, 09/12/18[a]	$12,550	$12,552,385
FRN, (3 mo. LIBOR US + 0.060%)
1.36%, 01/16/18[a]	12,160	12,162,918
FRN, (3 mo. LIBOR US + 0.070%)
1.37%, 07/15/22[a]	5,000	4,999,600
FRN, (3 mo. LIBOR US + 0.200%)
1.50%, 07/15/21[a,c]	20,830	20,938,524
FRN, (3 mo. LIBOR US + 0.220%)
1.52%, 10/15/20[a]	15,405	15,496,506
FRN, (3 mo. LIBOR US + 0.320%)
1.62%, 04/15/20[a,f]	19,215	19,366,222
FRN, (3 mo. LIBOR US - 0.010%)
1.26%, 06/20/18[a,c]	19,750	19,746,248
FRN, (3 mo. LIBOR US)
1.30%, 10/15/19[a]	23,205	23,192,005
International Bank for Reconstruction & Development
FRN, (3 mo. LIBOR US + 0.100%)
1.40%, 10/13/20[a,c]	28,345	28,406,225
FRN, (3 mo. LIBOR US + 0.140%)
1.39%, 12/16/17[a]	4,870	4,872,873
FRN, (3 mo. LIBOR US + 0.280%)
1.46%, 02/11/21[a]	17,150	17,292,002
FRN, (3 mo. LIBOR US)
1.27%, 12/17/18[a]	23,080	23,070,306
1.30%, 10/02/17[a]	31,160	31,162,804
International Finance Corp.
FRN, (1 mo. LIBOR US + 0.020%)
1.25%, 02/02/18[a]	11,640	11,639,651
FRN, (3 mo. LIBOR US + 0.010%)
1.26%, 12/15/20[a]	24,650	24,635,950
FRN, (3 mo. LIBOR US + 0.060%)
1.36%, 01/09/19[a]	13,551	13,560,079
FRN, (3 mo. LIBOR US + 0.180%)
1.43%, 12/15/21[a]	37,500	37,697,625
Nordic Investment Bank FRN, (3 mo. LIBOR US + 0.050%)
1.36%, 04/25/18[a]	17,780	17,781,956

		668,530,515

SWEDEN — 1.05%
Kommuninvest I Sverige AB
FRN, (3 mo. LIBOR US + 0.030%)
1.25%, 12/03/18[a,b,c]	4,000	3,999,880
FRN, (3 mo. LIBOR US + 0.140%)
1.32%, 08/17/18[a,b,c]	5,600	5,606,776
Svensk Exportkredit AB
FRN, (3 mo. LIBOR US + 0.090%)
1.38%, 09/28/17[a]	9,920	9,921,686
FRN, (3 mo. LIBOR US + 0.100%)
1.40%, 10/04/18[a]	23,810	23,832,382
FRN, (3 mo. LIBOR US + 0.180%)
1.36%, 11/10/17[a]	5,430	5,432,226
FRN, (3 mo. LIBOR US + 0.330%)
1.63%, 01/14/19[a]	16,330	16,399,729

		65,192,679

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $959,999,325)		961,009,831

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 3.79%

MONEY MARKET FUNDS — 3.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[g,h,i]	204,869	$204,930,858
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[g,i]	30,923	30,923,447

		235,854,305

TOTAL SHORT-TERM INVESTMENTS
(Cost: $235,804,631)		235,854,305

TOTAL INVESTMENTS IN SECURITIES — 103.92%
(Cost: $6,440,019,537)[j]		6,462,236,785
Other Assets, Less Liabilities — (3.92)%		(243,512,959)

NET ASSETS — 100.00%		$6,218,723,826

FRN — Floating Rate Note

[a]	Floating rate security. Rate shown is the rate in effect as of period end.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated issuer. See Schedule 1.
[e]	Investments are denominated in U.S. dollars.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Affiliated money market fund.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	The cost of investments for federal income tax purposes was $6,440,019,537. Net unrealized appreciation was $22,217,248, of which $22,548,159 represented gross unrealized appreciation on securities and $330,911 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.47%, 08/01/17	$1,100	$500	$—	$1,600	$1,600,000	$13,886	$—
1.54%, 05/19/20	—	5,320	—	5,320	5,336,226	6,530	—
1.62%, 12/07/18	—	1,000	—	1,000	1,003,690	6,982	—
1.62%, 06/01/18	1,825	6,200	—	8,025	8,051,322	29,531	—
1.81%, 07/27/22	—	—	—	15,000	15,010,500	729	—

					$31,001,738	$57,658	$—

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$5,265,372,649	$—	$5,265,372,649
Foreign government obligations	—	961,009,831	—	961,009,831
Money market funds	235,854,305	—	—	235,854,305

Total	$235,854,305	$6,226,382,480	$—	$6,462,236,785

186

Schedule of Investments  (Unaudited)

iSHARES® FALLEN ANGELS USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.05%

AEROSPACE & DEFENSE — 3.46%
Arconic Inc.
5.90%, 02/01/27	$125	$137,563
5.95%, 02/01/37	25	25,717
6.15%, 08/15/20	100	109,194
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a]	100	107,179

		379,653
AIRLINES — 0.25%
UAL 2007-1 Pass Through Trust Series 071A
6.64%, 01/02/24	26	27,765

		27,765
APPAREL — 0.67%
Nine West Holdings Inc.
6.13%, 11/15/34	25	3,844
Under Armour Inc.
3.25%, 06/15/26 (Call 03/15/26)	75	70,075

		73,919
BANKS — 8.57%
BAC Capital Trust XI
6.63%, 05/23/36	50	60,954
Credit Agricole SA VRN, (3 mo. LIBOR US + 6.982%)
8.38%, (Call 10/13/19)[a,b,c]	100	111,566
Deutsche Bank AG VRN, (5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)[c]	200	201,716
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[a]	100	126,756
Intesa Sanpaolo SpA
5.02%, 06/26/24[a,d]	200	203,722
RBS Capital Trust II VRN, (3 mo. LIBOR US + 1.943%)
6.43%, (Call 01/03/34)[b,c]	25	28,863
Royal Bank of Scotland Group PLC VRN, (3 mo. LIBOR US + 2.500%)
7.65%, (Call 09/30/31)[b,c]	75	93,083
Standard Chartered PLC VRN, (3 mo. LIBOR US + 1.460%)
7.01%, (Call 07/30/37)[a,b,c]	100	114,684

		941,344
CHEMICALS — 2.53%
CF Industries Inc.
3.45%, 06/01/23[d]	175	165,302
5.15%, 03/15/34	25	22,975

Security	Principal (000s)	Value
5.38%, 03/15/44	$100	$89,943

		278,220
COMMERCIAL SERVICES — 2.60%
ADT Corp. (The)
3.50%, 07/15/22	150	148,480
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)	50	52,904
Graham Holdings Co.
7.25%, 02/01/19	50	53,445
RR Donnelley & Sons Co.
7.63%, 06/15/20[d]	28	30,998

		285,827
COMPUTERS — 3.81%
Dell Inc.
5.88%, 06/15/19	75	79,157
6.50%, 04/15/38	50	50,595
7.10%, 04/15/28	25	27,648
Dell Technologies Inc.
2.65%, 06/01/20	125	123,024
3.38%, 06/01/23 (Call 03/01/23)	75	72,746
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	25	26,227
Leidos Inc.
7.13%, 07/01/32	35	38,945

		418,342
COSMETICS & PERSONAL CARE — 1.63%
Avon Products Inc.
6.60%, 03/15/20	75	76,414
8.95%, 03/15/43	25	22,396
Edgewell Personal Care Co.
4.70%, 05/19/21	50	53,326
4.70%, 05/24/22	25	26,874

		179,010
DIVERSIFIED FINANCIAL SERVICES — 2.99%
Ally Financial Inc.
8.00%, 11/01/31	35	43,319
Navient Corp.
5.50%, 01/25/23[d]	150	153,094
5.63%, 08/01/33	25	21,285
8.00%, 03/25/20	100	110,648

		328,346
ELECTRIC — 0.74%
FirstEnergy Solutions Corp.
6.80%, 08/15/39	50	22,018
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[d]	75	59,854

		81,872

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
ELECTRONICS — 0.47%
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)[d]	$50	$51,570

		51,570
FOOD — 1.38%
Safeway Inc.
7.25%, 02/01/31	50	46,440
Tesco PLC
6.15%, 11/15/37[a]	100	105,132

		151,572
HEALTH CARE — SERVICES — 0.94%
HCA Inc.
7.69%, 06/15/25	50	58,078
Tenet Healthcare Corp.
6.88%, 11/15/31	50	45,208

		103,286
HOLDING COMPANIES — DIVERSIFIED — 0.33%
Noble Group Ltd.
6.75%, 01/29/20[a]	100	36,250

		36,250
HOME BUILDERS — 1.46%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	100	107,072
PulteGroup Inc.
6.38%, 05/15/33	50	53,133

		160,205
INSURANCE — 2.71%
Genworth Holdings Inc.
4.80%, 02/15/24	100	82,873
7.63%, 09/24/21	100	95,221
Liberty Mutual Group Inc.
7.80%, 03/07/87[a]	50	62,816
Provident Financing Trust I
7.41%, 03/15/38	50	56,988

		297,898
INTERNET — 0.96%
Symantec Corp.
4.20%, 09/15/20	100	105,789

		105,789
IRON & STEEL — 5.59%
Allegheny Ludlum LLC
6.95%, 12/15/25	25	24,699
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	100	101,471
ArcelorMittal
5.75%, 08/05/20	25	27,094

Security	Principal (000s)	Value
6.75%, 02/25/22	$150	$169,106
7.25%, 03/01/41	135	156,179
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	25	25,436
5.20%, 07/15/21 (Call 04/15/21)	35	36,415
Cliffs Natural Resources Inc.
6.25%, 10/01/40	25	20,805
Commercial Metals Co.
7.35%, 08/15/18	50	52,645

		613,850
MEDIA — 1.02%
Belo Corp.
7.25%, 09/15/27	25	28,476
iHeartCommunications Inc.
7.25%, 10/15/27	25	9,969
Liberty Interactive LLC
8.25%, 02/01/30	50	54,389
McClatchy Co. (The)
6.88%, 03/15/29	25	18,758

		111,592
MINING — 8.65%
Anglo American Capital PLC
4.13%, 04/15/21[a]	225	233,347
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)[d]	150	146,166
3.88%, 03/15/23 (Call 12/15/22)[d]	100	96,759
5.45%, 03/15/43 (Call 09/15/42)	100	91,863
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	75	81,953
6.88%, 09/01/41 (Call 03/01/41)	25	26,946
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	50	52,579
5.20%, 03/01/42 (Call 09/01/41)	60	58,215
6.25%, 07/15/41 (Call 01/15/41)	150	162,860

		950,688
OIL & GAS — 14.72%
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[d]	25	23,228
4.50%, 04/15/23 (Call 01/15/23)[d]	275	269,346
4.90%, 06/01/44 (Call 12/01/43)	25	21,454
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	100	66,125
5.88%, 05/01/19	25	25,847
Ensco PLC
4.70%, 03/15/21[d]	75	73,411
5.20%, 03/15/25 (Call 12/15/24)	125	98,897
5.75%, 10/01/44 (Call 04/01/44)	75	49,688
Murphy Oil Corp.
4.70%, 12/01/22 (Call 09/01/22)[d]	75	74,077
6.13%, 12/01/42 (Call 06/01/42)	100	93,676
Noble Holding International Ltd.
4.90%, 08/01/20	75	69,770
7.70%, 04/01/25 (Call 01/01/25)	50	38,425
8.70%, 04/01/45 (Call 10/01/44)	75	56,295

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	$25	$21,405
4.88%, 06/01/22 (Call 03/01/22)	50	47,148
5.85%, 01/15/44 (Call 07/15/43)	50	38,088
7.88%, 08/01/19	25	26,599
Southwestern Energy Co.
5.80%, 01/23/20 (Call 12/23/19)	175	180,794
6.70%, 01/23/25 (Call 10/23/24)[d]	100	98,675
Transocean Inc.
6.80%, 03/15/38	150	112,680
8.38%, 12/15/21	125	131,936

		1,617,564
OIL & GAS SERVICES — 2.47%
SESI LLC
6.38%, 05/01/19 (Call 08/31/17)	35	34,963
7.13%, 12/15/21 (Call 08/31/17)	50	50,442
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	25	22,986
6.50%, 08/01/36	150	132,066
6.75%, 09/15/40	35	31,138

		271,595
PACKAGING & CONTAINERS — 0.79%
Crown Cork & Seal Co. Inc.
7.38%, 12/15/26	25	29,335
Pactiv LLC
8.38%, 04/15/27	25	28,885
Sealed Air Corp.
6.88%, 07/15/33[a]	25	29,027

		87,247
PIPELINES — 7.28%
DCP Midstream LLC
4.75%, 09/30/21 (Call 06/30/21)[a]	100	102,638
6.75%, 09/15/37[a]	50	53,877
9.75%, 03/15/19[a,d]	50	55,740
DCP Midstream Operating LP
5.35%, 03/15/20[a]	100	104,661
5.60%, 04/01/44 (Call 10/01/43)	50	47,327
NGPL PipeCo LLC
7.77%, 12/15/37[a]	35	43,484
NuStar Logistics LP
4.80%, 09/01/20	50	52,033
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	0	0
Rockies Express Pipeline LLC
6.85%, 07/15/18[a]	—	—
6.88%, 04/15/40[a]	50	55,002
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)	175	180,985
5.75%, 06/24/44 (Call 12/24/43)	100	103,783

		799,530
RETAIL — 4.69%
Brinker International Inc.
3.88%, 05/15/23	25	24,320

Security	Principal (000s)	Value
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	$75	$81,403
JC Penney Corp. Inc.
6.38%, 10/15/36	100	73,860
L Brands Inc.
6.95%, 03/01/33	50	48,412
New Albertsons Inc.
7.45%, 08/01/29	100	91,132
8.70%, 05/01/30	25	23,759
Rite Aid Corp.
7.70%, 02/15/27	25	24,820
Toys R U.S. Inc.
7.38%, 10/15/18	25	24,259
Yum! Brands Inc.
3.88%, 11/01/20 (Call 08/01/20)	75	77,368
5.35%, 11/01/43 (Call 05/01/43)	50	46,158

		515,491
TELECOMMUNICATIONS — 15.12%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	25	28,609
CenturyLink Inc.
5.80%, 03/15/22[d]	225	234,403
7.60%, 09/15/39	100	93,501
Series G
6.88%, 01/15/28	25	24,851
Embarq Corp.
8.00%, 06/01/36[d]	100	101,701
Frontier Communications Corp.
9.00%, 08/15/31	100	81,154
Nokia OYJ
5.38%, 05/15/19	40	42,194
6.63%, 05/15/39	25	29,023
SoftBank Group Corp.
4.50%, 04/15/20[a]	200	206,430
Sprint Capital Corp.
6.90%, 05/01/19	100	106,522
8.75%, 03/15/32	200	247,940
Telecom Italia Capital SA
6.38%, 11/15/33	25	28,380
7.18%, 06/18/19	50	54,410
7.72%, 06/04/38[d]	200	254,774
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	100	101,411
U.S. Cellular Corp.
6.70%, 12/15/33	25	25,722

		1,661,025
TRANSPORTATION — 0.22%
XPO CNW Inc.
6.70%, 05/01/34	25	24,341

		24,341

TOTAL CORPORATE BONDS & NOTES (Cost: $9,849,620)		10,553,791

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

July 31, 2017

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 21.80%

MONEY MARKET FUNDS — 21.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	2,098	$2,098,452
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[e,g]	296	296,419

		2,394,871

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,394,464)		2,394,871

TOTAL INVESTMENTS IN SECURITIES —117.85% (Cost: $12,244,084)[h]		12,948,662

Other Assets, Less Liabilities — (17.85)%		(1,961,628)

NET ASSETS — 100.00%		$10,987,034

VRN — Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Security is perpetual in nature with no stated maturity date.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	All or a portion of this security represents a security on loan.
[e]	Affiliated money market fund.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	The cost of investments for federal income tax purposes was $12,244,084. Net unrealized appreciation was $704,578, of which $824,534 represented gross unrealized appreciation on securities and $119,956 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$10,553,791	$—	$10,553,791
Money market funds	2,394,871	—	—	2,394,871

Total	$2,394,871	$10,553,791	$—	$12,948,662

190

Schedule of Investments  (Unaudited)

iSHARES® GNMA BOND ETF

July 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.44%

MORTGAGE-BACKED SECURITIES — 99.44%
Government National Mortgage Association
2.50%, 01/15/28	$13	$13,439
2.50%, 02/20/28	25	25,769
2.50%, 01/20/31	387	392,488
2.50%, 04/20/43	42	41,002
2.50%, 08/21/47[a]	1,350	1,321,945
3.00%, 07/15/27	20	20,985
3.00%, 09/15/27	22	22,792
3.00%, 01/20/31	566	584,235
3.00%, 07/20/31	863	891,107
3.00%, 02/20/32	1,161	1,198,225
3.00%, 09/15/42	11	11,590
3.00%, 10/15/42	95	96,427
3.00%, 09/20/43	2,395	2,441,835
3.00%, 08/20/44	1,384	1,406,598
3.00%, 08/20/45	3,220	3,270,527
3.00%, 09/20/46	591	600,073
3.00%, 12/20/46	4,176	4,239,377
3.00%, 08/21/47[a]	24,183	24,529,693
3.50%, 02/15/26	13	13,472
3.50%, 11/15/26	9	9,822
3.50%, 02/20/27	25	26,149
3.50%, 01/20/31	149	155,868
3.50%, 09/15/41	16	16,447
3.50%, 09/15/42	55	56,764
3.50%, 10/15/42	19	20,253
3.50%, 11/15/42	102	106,611
3.50%, 03/15/43	87	90,612
3.50%, 05/15/43	90	93,933
3.50%, 10/20/46	2,331	2,423,079
3.50%, 11/20/46	4,772	4,961,437
3.50%, 12/20/46	1,053	1,094,681
3.50%, 02/20/47	15,120	15,723,542
3.50%, 04/20/47	12,316	12,809,526
3.50%, 08/21/47[a]	9,813	10,195,414
4.00%, 03/20/26	9	9,194
4.00%, 07/20/26	7	7,685
4.00%, 02/15/41	26	27,890
4.00%, 03/15/41	24	25,575
4.00%, 04/15/41	83	88,189
4.00%, 05/15/41	15	16,414
4.00%, 12/15/41	30	31,712
4.00%, 01/15/42	21	22,147
4.00%, 02/15/42	66	70,928
4.00%, 03/15/42	126	133,771
4.00%, 05/15/42	25	26,702
4.00%, 08/15/42	31	33,068
4.00%, 09/20/42	576	610,906
4.00%, 04/15/44	169	178,451
4.00%, 05/15/44	174	184,096
4.00%, 08/20/44	106	112,743
4.00%, 10/20/44	1,165	1,234,301
4.00%, 09/20/46	1,645	1,732,613
4.00%, 11/20/46	709	746,959

Security	Principal (000s)	Value
4.00%, 02/20/47	$237	$249,513
4.00%, 04/20/47	10,111	10,670,495
4.00%, 05/20/47	637	672,211
4.00%, 06/20/47	200	210,618
4.00%, 07/20/47	1,229	1,297,031
4.00%, 08/21/47[a]	3,446	3,627,336
4.50%, 04/15/24	13	13,673
4.50%, 07/20/24	8	8,958
4.50%, 08/15/39	378	407,623
4.50%, 07/15/40	102	109,939
4.50%, 08/15/40	172	184,832
4.50%, 11/20/45	933	992,231
4.50%, 08/20/46	1,705	1,813,726
4.50%, 09/20/46	266	284,214
4.50%, 10/20/46	293	311,219
4.50%, 11/20/46	321	341,040
4.50%, 01/20/47	663	705,071
4.50%, 04/20/47	1,227	1,307,064
4.50%, 06/20/47	1,970	2,098,919
4.50%, 08/21/47[a]	1,694	1,813,189
5.00%, 07/15/39	72	79,149
5.00%, 07/20/42	358	389,105
5.00%, 07/20/46	202	217,902
5.00%, 08/21/47[a]	2,872	3,132,246
5.50%, 10/15/38	47	51,833
5.50%, 07/20/40	591	652,269
5.50%, 08/21/47[a]	280	311,150
6.00%, 09/20/38	60	67,382
6.00%, 08/21/47[a]	200	225,156

		126,444,155

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $126,299,388)		126,444,155

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GNMA BOND ETF

July 31, 2017

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 30.09%

MONEY MARKET FUNDS — 30.09%
BlackRock Cash Funds: Treasury, SL Agency Shares	38,256	$38,255,901

0.98%[b,c]
		38,255,901

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,255,901)		38,255,901

TOTAL INVESTMENTS IN SECURITIES — 129.53%
(Cost: $164,555,289)[d]		164,700,056
Other Assets, Less Liabilities — (29.53)%		(37,550,081)

NET ASSETS — 100.00%		$127,149,975

[a]	To-be-announced (TBA).
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $164,555,289. Net unrealized appreciation was $144,767, of which $391,855 represented gross unrealized appreciation on securities and $247,088 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government agency obligations	$—	$126,444,155	$—	$126,444,155
Money market funds	38,255,901	—	—	38,255,901

Total	$38,255,901	$126,444,155	$—	$164,700,056

192

Schedule of Investments  (Unaudited)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 46.16%

AEROSPACE & DEFENSE — 0.27%
General Dynamics Corp.
1.00%, 11/15/17	$409	$408,652

		408,652
AGRICULTURE — 0.77%
Philip Morris International Inc.
1.13%, 08/21/17	427	426,957
1.25%, 08/11/17	110	109,998
1.25%, 11/09/17	380	379,848
Reynolds American Inc.
2.30%, 08/21/17	275	275,094

		1,191,897
AUTO MANUFACTURERS — 2.79%
American Honda Finance Corp.
1.55%, 12/11/17	726	726,283
Ford Motor Credit Co. LLC
1.68%, 09/08/17	450	449,978
1.72%, 12/06/17	650	650,091
6.63%, 08/15/17	550	550,907
General Motors Financial Co. Inc.
3.00%, 09/25/17	419	419,855
4.75%, 08/15/17	600	600,600
PACCAR Financial Corp.
1.40%, 11/17/17	200	199,984
Toyota Motor Credit Corp.
1.25%, 10/05/17[a]	700	699,867

		4,297,565
BANKS — 15.07%
American Express Bank FSB
6.00%, 09/13/17	500	502,425
American Express Centurion Bank
6.00%, 09/13/17	250	251,225
Australia & New Zealand Banking Group Ltd./New York NY
1.88%, 10/06/17	250	250,207
Bank of America Corp.
1.70%, 08/25/17	800	800,128
5.75%, 12/01/17	1,300	1,317,537
6.00%, 09/01/17	470	471,636
6.40%, 08/28/17	700	702,380
Bank of Montreal
1.40%, 09/11/17	634	634,006
BNP Paribas SA
2.38%, 09/14/17	870	870,922
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	250	249,938
Capital One Financial Corp.
6.75%, 09/15/17	200	201,208
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	250,000

Security	Principal (000s)	Value
Citigroup Inc.
1.55%, 08/14/17	$700	$700,014
1.85%, 11/24/17	750	750,645
6.00%, 08/15/17	300	300,438
6.13%, 11/21/17	515	521,973
Citizens Bank N.A./Providence RI
1.60%, 12/04/17 (Call 11/04/17)	250	249,958
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	760	760,464
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	550	550,044
Deutsche Bank AG/London
6.00%, 09/01/17	1,518	1,522,873
Goldman Sachs Group Inc. (The)
6.25%, 09/01/17	669	671,449
HSBC Bank USA N.A./New York NY
6.00%, 08/09/17	340	340,262
HSBC USA Inc.
1.50%, 11/13/17[a]	400	399,936
JPMorgan Chase & Co.
2.00%, 08/15/17	681	681,129
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,007,190
Manufacturers & Traders Trust Co.
6.63%, 12/04/17	250	254,065
Morgan Stanley
6.25%, 08/28/17	650	652,132
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	249,980
PNC Bank N.A.
1.50%, 10/18/17 (Call 09/18/17)[b]	250	250,002
6.00%, 12/07/17[b]	250	253,632
Royal Bank of Canada
1.40%, 10/13/17[a]	595	595,030
Santander UK PLC
1.65%, 09/29/17	225	225,052
Societe Generale SA
2.75%, 10/12/17	750	751,792
SunTrust Banks Inc.
6.00%, 09/11/17	100	100,478
U.S. Bank N.A./Cincinnati OH
1.38%, 09/11/17 (Call 08/11/17)	250	249,988
UBS AG/Stamford CT
1.38%, 08/14/17	1,250	1,249,975
Wells Fargo & Co.
1.40%, 09/08/17	970	969,971
5.63%, 12/11/17	950	964,050
Wells Fargo Bank N.A.
6.00%, 11/15/17	500	506,315
Westpac Banking Corp.
1.50%, 12/01/17	650	650,136
2.00%, 08/14/17	325	325,052

		23,205,637
BEVERAGES — 1.14%
Coca-Cola Co. (The)
0.88%, 10/27/17	400	399,612
Diageo Capital PLC
5.75%, 10/23/17	563	568,377

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
PepsiCo Inc.
1.25%, 08/13/17[a]	$403	$402,984
Series 1
1.00%, 10/13/17	385	384,765

		1,755,738
BIOTECHNOLOGY — 0.10%
Celgene Corp.
1.90%, 08/15/17	154	154,022

		154,022
CHEMICALS — 0.88%
Air Products & Chemicals Inc.
1.20%, 10/15/17	200	199,900
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	353	354,620
Rohm & Haas Co.
6.00%, 09/15/17	350	351,785
Sherwin-Williams Co. (The)
1.35%, 12/15/17	450	449,694

		1,355,999
COMMERCIAL SERVICES — 0.28%
Ecolab Inc.
1.45%, 12/08/17	300	299,934
Western Union Co. (The)
2.88%, 12/10/17	130	130,450

		430,384
COMPUTERS — 1.23%
International Business Machines Corp.
5.70%, 09/14/17	1,550	1,557,688
NetApp Inc.
2.00%, 12/15/17	331	331,321

		1,889,009
COSMETICS & PERSONAL CARE — 0.13%
Unilever Capital Corp.
0.85%, 08/02/17	200	200,000

		200,000
DIVERSIFIED FINANCIAL SERVICES — 2.54%
American Express Co.
6.15%, 08/28/17	617	618,993
American Express Credit Corp.
1.55%, 09/22/17[a]	618	618,068
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	1,023	1,031,194
International Lease Finance Corp.
8.88%, 09/01/17	284	285,539

Security	Principal (000s)	Value
NYSE Holdings LLC
2.00%, 10/05/17	$471	$471,410
Synchrony Financial
1.88%, 08/15/17	159	159,011
Visa Inc.
1.20%, 12/14/17	728	727,920

		3,912,135
ELECTRIC — 2.57%
Alabama Power Co.
5.50%, 10/15/17	200	201,516
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	506	506,152
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	300	304,365
Commonwealth Edison Co.
6.15%, 09/15/17	50	50,273
Dominion Energy Inc. Series A
1.40%, 09/15/17	75	74,983
Duke Energy Corp.
1.63%, 08/15/17	400	400,004
Edison International
3.75%, 09/15/17	150	150,408
Exelon Generation Co. LLC
6.20%, 10/01/17	414	416,902
Florida Power & Light Co.
5.55%, 11/01/17	115	116,174
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	209	209,059
Pacific Gas & Electric Co.
5.63%, 11/30/17	410	415,375
Southern Co. (The)
1.30%, 08/15/17	200	199,970
Southern Power Co.
1.85%, 12/01/17	395	395,340
TECO Finance Inc.
6.57%, 11/01/17[a]	25	25,296
Virginia Electric & Power Co.
5.95%, 09/15/17	490	492,381

		3,958,198
ELECTRONICS — 0.43%
Tyco Electronics Group SA
6.55%, 10/01/17	650	655,076

		655,076
FOOD — 0.45%
General Mills Inc.
1.40%, 10/20/17	276	275,937
Kroger Co. (The)
6.40%, 08/15/17	311	311,488
Mondelez International Inc.
6.50%, 08/11/17	100	100,106

		687,531

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 0.33%
Covidien International Finance SA
6.00%, 10/15/17	$500	$504,410

		504,410
HEALTH CARE — SERVICES — 0.77%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	375	374,944
Laboratory Corp. of America Holdings
2.20%, 08/23/17	244	244,083
UnitedHealth Group Inc.
1.40%, 10/15/17	374	373,914
1.40%, 12/15/17	200	199,958

		1,192,899
HOME FURNISHINGS — 0.07%
Whirlpool Corp.
1.65%, 11/01/17	110	110,009

		110,009
HOUSEHOLD PRODUCTS & WARES — 0.46%
Clorox Co. (The)
5.95%, 10/15/17	250	252,162
Kimberly-Clark Corp.
6.13%, 08/01/17	451	451,000

		703,162
HOUSEWARES — 0.16%
Newell Brands Inc.
2.05%, 12/01/17	250	250,325

		250,325
INSURANCE — 0.53%
MetLife Inc.
1.76%, 12/15/17	535	535,406
1.90%, 12/15/17	92	92,119
Prudential Financial Inc. Series D
6.00%, 12/01/17	181	183,525

		811,050
INTERNET — 0.94%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[a]	450	449,811
Amazon.com Inc.
1.20%, 11/29/17	600	599,700
Baidu Inc.
2.25%, 11/28/17	400	400,440

		1,449,951

Security	Principal (000s)	Value
IRON & STEEL — 0.14%
Nucor Corp.
5.75%, 12/01/17[a]	$206	$208,662

		208,662
LEISURE TIME — 0.06%
Carnival Corp.
1.88%, 12/15/17	96	96,078

		96,078
MACHINERY — 1.14%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	550	549,978
Series G
1.25%, 11/06/17[a]	535	534,689
John Deere Capital Corp.
1.20%, 10/10/17	218	217,924
1.55%, 12/15/17	315	315,170
2.80%, 09/18/17	143	143,266

		1,761,027
MANUFACTURING — 2.16%
Eaton Corp.
1.50%, 11/02/17	609	608,933
General Electric Co.
1.60%, 11/20/17	167	167,124
5.25%, 12/06/17[a]	1,450	1,469,198
5.63%, 09/15/17[a]	965	969,786
Textron Inc.
5.60%, 12/01/17	115	116,421

		3,331,462
MEDIA — 1.23%
Comcast Corp.
6.30%, 11/15/17[a]	413	418,745
Thomson Reuters Corp.
1.65%, 09/29/17	298	298,098
Time Warner Companies Inc.
7.25%, 10/15/17	300	303,324
Walt Disney Co. (The)
1.10%, 12/01/17[a]	872	871,268

		1,891,435
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
5.75%, 09/15/17	122	122,492

		122,492
OIL & GAS — 3.15%
BP Capital Markets PLC
1.38%, 11/06/17	600	599,868
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,000	999,210
1.34%, 11/09/17	419	419,000
1.35%, 11/15/17	400	400,008

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	$550	$549,048
EOG Resources Inc.
5.88%, 09/15/17	263	264,255
Marathon Oil Corp.
6.00%, 10/01/17	397	399,469
Shell International Finance BV
1.13%, 08/21/17	326	325,964
1.25%, 11/10/17	645	644,781
XTO Energy Inc.
6.25%, 08/01/17	250	250,000

		4,851,603
OIL & GAS SERVICES — 0.10%
National Oilwell Varco Inc.
1.35%, 12/01/17	134	133,850
TechnipFMC PLC
2.00%, 10/01/17[c]	25	24,977

		158,827
PHARMACEUTICALS — 1.10%
AstraZeneca PLC
5.90%, 09/15/17[a]	739	742,636
Bristol-Myers Squibb Co.
0.88%, 08/01/17	264	264,000
Johnson & Johnson
1.13%, 11/21/17[a]	282	281,856
5.55%, 08/15/17	400	400,552

		1,689,044
PIPELINES — 0.86%
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	359	360,942
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	450	450,351
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	105	105,007
TransCanada PipeLines Ltd.
1.63%, 11/09/17	404	404,097

		1,320,397
REAL ESTATE INVESTMENT TRUSTS — 0.16%
Welltower Inc.
4.70%, 09/15/17	250	250,842

		250,842
RETAIL — 0.59%
McDonald’s Corp.
5.80%, 10/15/17	457	460,871

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	$441	$441,525

		902,396
SEMICONDUCTORS — 0.94%
Intel Corp.
1.35%, 12/15/17	1,447	1,447,101

		1,447,101
SOFTWARE — 1.07%
Microsoft Corp.
0.88%, 11/15/17	406	405,671
Oracle Corp.
1.20%, 10/15/17[a]	1,250	1,249,588

		1,655,259
TELECOMMUNICATIONS — 1.17%
America Movil SAB de CV
5.63%, 11/15/17	150	151,686
AT&T Inc.
1.40%, 12/01/17	850	849,609
Vodafone Group PLC
1.25%, 09/26/17	805	805,137

		1,806,432
TEXTILES — 0.10%
Cintas Corp. No. 2
6.13%, 12/01/17	150	152,137

		152,137
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.
6.30%, 09/15/17	100	100,511

		100,511
TRANSPORTATION — 0.06%
United Parcel Service Inc.
1.13%, 10/01/17	100	99,969

		99,969
WATER — 0.07%
American Water Capital Corp.
6.09%, 10/15/17	106	106,929

		106,929

TOTAL CORPORATE BONDS & NOTES (Cost: $71,100,947)		71,076,252

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

July 31, 2017

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 54.89%

MONEY MARKET FUNDS — 54.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	5,191	$5,192,516
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	79,315	79,314,826

		84,507,342

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,506,435)		84,507,342

TOTAL INVESTMENTS IN SECURITIES — 101.05%
(Cost: $155,607,382)[g]		155,583,594
Other Assets, Less Liabilities — (1.05)%		(1,619,819)

NET ASSETS — 100.00%		$153,963,775

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $155,607,532. Net unrealized depreciation was $23,938, of which $4,332 represented gross unrealized appreciation on securities and $28,270 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.13%, 01/27/17	$750	$—	$(750)	$—	$—	$1,704	$(10)
1.50%, 10/18/17	250	—	—	250	250,002	2,029	—
6.00%, 12/07/17	—	250	—	250	253,632	2,470	—
PNC Financial Services Group Inc. (The)
5.63%, 02/01/17	40	—	(40)	—	—	194	—

					$503,634	$6,397	$(10)

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

July 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$71,076,252	$—	$71,076,252
Money market funds	84,507,342	—	—	84,507,342

Total	$84,507,342	$71,076,252	$—	$155,583,594

198

Schedule of Investments  (Unaudited)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.45%

AEROSPACE & DEFENSE — 0.93%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	$425	$430,495
Harris Corp.
2.00%, 04/27/18	328	328,541
Lockheed Martin Corp.
1.85%, 11/23/18	695	696,891
Northrop Grumman Corp.
1.75%, 06/01/18	727	728,178
United Technologies Corp.
1.78%, 05/04/18[a]	625	625,125

		2,809,230
AGRICULTURE — 1.21%
Altria Group Inc.
9.70%, 11/10/18	522	574,012
Archer-Daniels-Midland Co.
5.45%, 03/15/18	324	331,633
Philip Morris International Inc.
5.65%, 05/16/18	1,858	1,917,122
Reynolds American Inc.
2.30%, 06/12/18	803	806,718

		3,629,485
APPAREL — 0.06%
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	175	175,889

		175,889
AUTO MANUFACTURERS — 4.55%
American Honda Finance Corp.
1.50%, 03/13/18	820	820,279
1.50%, 11/19/18	175	174,765
1.60%, 07/13/18	315	315,243
2.13%, 10/10/18	883	889,163
Ford Motor Credit Co. LLC
2.15%, 01/09/18	900	901,611
2.24%, 06/15/18	450	451,224
2.38%, 01/16/18	600	601,566
2.55%, 10/05/18	1,050	1,057,875
2.88%, 10/01/18	900	910,260
5.00%, 05/15/18	900	921,798
General Motors Co.
3.50%, 10/02/18	1,096	1,115,279
General Motors Financial Co. Inc.
2.40%, 04/10/18	360	361,346
3.25%, 05/15/18	587	593,322
6.75%, 06/01/18	330	343,055
PACCAR Financial Corp.
1.40%, 05/18/18[b]	400	399,776
Toyota Motor Credit Corp.
1.20%, 04/06/18	620	618,865

Security	Principal (000s)	Value
1.38%, 01/10/18	$346	$345,931
1.45%, 01/12/18	917	917,183
1.55%, 07/13/18[b]	557	557,340
2.00%, 10/24/18	1,387	1,395,447

		13,691,328
BANKS — 35.75%
Australia & New Zealand Banking Group Ltd./New York NY
1.50%, 01/16/18	750	750,240
2.00%, 11/16/18	750	753,270
Bank of America Corp.
2.00%, 01/11/18	1,402	1,404,650
5.65%, 05/01/18[b]	1,210	1,244,134
6.50%, 07/15/18	520	542,854
6.88%, 04/25/18	2,276	2,359,302
6.88%, 11/15/18	410	435,617
Series L
1.95%, 05/12/18	950	951,662
Bank of America N.A.
1.65%, 03/26/18	500	500,520
1.75%, 06/05/18	1,000	1,001,340
2.05%, 12/07/18	500	502,710
Bank of Montreal
1.35%, 08/28/18	835	832,470
1.40%, 04/10/18	659	658,558
1.45%, 04/09/18 (Call 03/09/18)[b]	717	716,663
1.80%, 07/31/18[b]	265	265,633
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	379	378,761
1.35%, 03/06/18 (Call 02/06/18)	245	244,873
2.10%, 08/01/18 (Call 07/02/18)	987	992,093
Bank of Nova Scotia (The)
1.45%, 04/25/18	469	468,761
1.70%, 06/11/18 (Call 05/11/18)	985	986,290
2.05%, 10/30/18[b]	1,161	1,166,515
Barclays PLC
2.00%, 03/16/18	400	400,432
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	600	599,934
2.05%, 06/19/18 (Call 05/15/18)	840	843,100
BNP Paribas SA
2.40%, 12/12/18	1,095	1,104,778
2.70%, 08/20/18	928	938,087
BPCE SA
1.63%, 01/26/18	250	250,068
2.50%, 12/10/18	750	757,155
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	697	697,153
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)	250	249,705
1.65%, 02/05/18 (Call 01/05/18)	1,000	999,810
2.35%, 08/17/18 (Call 07/17/18)	750	753,900
Citigroup Inc.
1.70%, 04/27/18	1,691	1,690,138
1.75%, 05/01/18	1,113	1,112,889
1.80%, 02/05/18	1,188	1,188,986
2.05%, 12/07/18	1,550	1,555,657
2.15%, 07/30/18	955	958,056
2.50%, 09/26/18	1,167	1,177,293
6.13%, 05/15/18	710	733,707

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI
2.30%, 12/03/18 (Call 11/03/18)	$400	$402,080
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	250	250,113
2.50%, 09/20/18	1,500	1,514,025
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	1,000	1,001,540
Credit Suisse AG/New York NY
1.70%, 04/27/18	1,750	1,750,472
1.75%, 01/29/18	1,000	1,000,820
6.00%, 02/15/18[b]	811	828,923
Deutsche Bank AG/London
1.88%, 02/13/18	1,699	1,699,561
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	750	756,472
Fifth Third Bancorp.
4.50%, 06/01/18	316	323,059
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18 (Call 01/28/18)	450	449,883
2.15%, 08/20/18 (Call 07/20/18)	600	602,442
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	2,779	2,788,949
2.90%, 07/19/18	2,308	2,333,180
5.95%, 01/18/18	1,197	1,220,234
6.15%, 04/01/18[b]	2,389	2,458,138
HSBC USA Inc.
1.63%, 01/16/18	700	700,140
1.70%, 03/05/18	600	600,510
2.00%, 08/07/18	800	802,504
2.63%, 09/24/18	550	555,681
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)	235	236,941
Huntington National Bank (The)
2.00%, 06/30/18	1,000	1,002,910
2.20%, 11/06/18 (Call 10/06/18)	500	502,225
Intesa Sanpaolo SpA
3.88%, 01/16/18	1,550	1,563,252
Itau CorpBanca
3.13%, 01/15/18	200	201,144
JPMorgan Chase & Co.
1.63%, 05/15/18	1,531	1,531,521
1.80%, 01/25/18	860	861,204
6.00%, 01/15/18[b]	2,091	2,131,398
Series H
1.70%, 03/01/18 (Call 02/01/18)	1,805	1,805,975
JPMorgan Chase Bank N.A.
1.45%, 09/21/18 (Call 08/21/18)	250	249,323
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	500,255
1.70%, 06/01/18	250	250,370
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	931	937,145
Lloyds Bank PLC
2.00%, 08/17/18	400	400,836
2.30%, 11/27/18	200	201,258

Security	Principal (000s)	Value
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	$250	$249,825
Morgan Stanley
1.88%, 01/05/18	792	792,808
2.13%, 04/25/18	2,157	2,164,895
2.20%, 12/07/18	569	572,152
6.63%, 04/01/18	1,850	1,909,237
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	1,120	1,120,011
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	250	252,432
National Australia Bank Ltd./New York
1.88%, 07/23/18	500	501,545
2.30%, 07/25/18	250	251,805
National Bank of Canada
2.10%, 12/14/18	500	501,730
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	1,000	999,910
1.60%, 06/01/18 (Call 05/02/18)[c]	500	500,250
1.70%, 12/07/18 (Call 11/07/18)[c]	800	800,000
1.80%, 11/05/18 (Call 10/06/18)[c]	750	751,290
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	750	753,150
Royal Bank of Canada
1.50%, 01/16/18[b]	536	536,064
1.80%, 07/30/18	955	957,158
2.00%, 12/10/18	1,215	1,220,516
2.20%, 07/27/18	1,439	1,447,850
Santander UK PLC
2.00%, 08/24/18	525	525,966
3.05%, 08/23/18	734	743,880
Societe Generale SA
2.63%, 10/01/18	500	504,900
State Street Corp.
1.35%, 05/15/18	255	254,727
4.96%, 03/15/18[b]	430	438,222
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	1,250	1,249,587
1.75%, 01/16/18	250	250,183
1.76%, 10/19/18	250	250,008
1.95%, 07/23/18	750	751,957
2.50%, 07/19/18	250	252,027
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	951	957,039
Svenska Handelsbanken AB
1.63%, 03/21/18	750	750,345
Toronto-Dominion Bank (The)
1.40%, 04/30/18[b]	1,192	1,191,225
1.45%, 09/06/18	850	848,861
1.63%, 03/13/18	575	575,615
1.75%, 07/23/18	725	726,566
2.63%, 09/10/18	1,008	1,019,602
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	867	871,396
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	500	499,800
1.45%, 01/29/18 (Call 12/29/17)[b]	500	500,100
UBS AG/Stamford CT
1.80%, 03/26/18[b]	1,500	1,502,265
5.75%, 04/25/18	1,000	1,029,450

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Wachovia Corp.
5.75%, 02/01/18	$1,928	$1,967,910
Wells Fargo & Co.
1.50%, 01/16/18	1,214	1,214,376
Wells Fargo Bank N.A.
1.65%, 01/22/18	1,000	1,001,130
1.80%, 11/28/18	1,000	1,001,640
Westpac Banking Corp.
1.55%, 05/25/18	725	724,993
1.60%, 01/12/18	825	825,726
1.95%, 11/23/18	600	601,554
2.25%, 07/30/18	565	568,667

		107,464,592
BEVERAGES — 1.97%
Anheuser-Busch Companies LLC
5.50%, 01/15/18[b]	311	316,601
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	947	945,911
Anheuser-Busch InBev Worldwide Inc.
2.20%, 08/01/18	200	201,138
6.50%, 07/15/18	300	313,737
Coca-Cola Co. (The)
1.15%, 04/01/18[b]	795	793,895
1.65%, 03/14/18	276	276,480
1.65%, 11/01/18	1,095	1,097,891
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	400	402,936
Diageo Capital PLC
1.13%, 04/29/18	190	189,474
PepsiCo Inc.
1.25%, 04/30/18[b]	559	558,474
5.00%, 06/01/18	816	840,007

		5,936,544
BIOTECHNOLOGY — 0.84%
Amgen Inc.
6.15%, 06/01/18	188	194,870
Baxalta Inc.
2.00%, 06/22/18	100	100,210
Biogen Inc.
6.88%, 03/01/18	259	266,705
Celgene Corp.
2.13%, 08/15/18	1,115	1,119,828
2.30%, 08/15/18	190	191,237
Gilead Sciences Inc.
1.85%, 09/04/18	655	657,155

		2,530,005
CHEMICALS — 0.66%
Dow Chemical Co. (The)
5.70%, 05/15/18[b]	400	412,136
EI du Pont de Nemours & Co.
6.00%, 07/15/18	799	831,959

Security	Principal (000s)	Value
Monsanto Co.
1.85%, 11/15/18	$150	$149,803
5.13%, 04/15/18	250	255,690
Praxair Inc.
1.25%, 11/07/18	350	349,097

		1,998,685
COMMERCIAL SERVICES — 0.31%
Ecolab Inc.
1.55%, 01/12/18	250	249,910
S&P Global Inc.
2.50%, 08/15/18	90	90,630
Total System Services Inc.
2.38%, 06/01/18	403	404,334
Western Union Co. (The)
3.65%, 08/22/18[b]	175	178,024

		922,898
COMPUTERS — 2.72%
Apple Inc.
1.00%, 05/03/18	2,329	2,322,619
1.30%, 02/23/18	615	614,895
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	1,690	1,710,229
International Business Machines Corp.
1.13%, 02/06/18[b]	1,050	1,048,667
1.25%, 02/08/18[b]	700	699,440
7.63%, 10/15/18	900	962,964
Seagate HDD Cayman
3.75%, 11/15/18	807	819,710

		8,178,524
COSMETICS & PERSONAL CARE — 0.27%
Colgate-Palmolive Co.
1.50%, 11/01/18	505	505,409
Procter & Gamble Co. (The)
1.60%, 11/15/18	307	307,685

		813,094
DIVERSIFIED FINANCIAL SERVICES — 3.92%
Air Lease Corp.
2.13%, 01/15/18	445	445,783
2.63%, 09/04/18 (Call 08/04/18)	280	282,005
American Express Co.
1.55%, 05/22/18	1,164	1,163,918
7.00%, 03/19/18	658	680,050
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	766	767,547
1.88%, 11/05/18 (Call 10/05/18)	760	761,885
2.13%, 07/27/18	355	356,871
Bear Stearns Companies LLC (The)
4.65%, 07/02/18	443	454,802
7.25%, 02/01/18	1,537	1,579,175
Capital One Bank USA N.A.
2.15%, 11/21/18 (Call 10/21/18)	500	501,025

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	$240	$240,050
2.20%, 07/25/18 (Call 06/25/18)	350	351,981
Intercontinental Exchange Inc.
2.50%, 10/15/18	230	232,075
International Lease Finance Corp.
3.88%, 04/15/18	803	813,840
7.13%, 09/01/18[d]	910	960,587
Jefferies Group LLC
5.13%, 04/13/18[b]	892	912,106
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	1,149	1,271,610

		11,775,310
ELECTRIC — 4.21%
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	250	250,877
5.75%, 04/01/18	682	700,380
Commonwealth Edison Co.
5.80%, 03/15/18	545	559,023
Connecticut Light & Power Co. (The)
5.65%, 05/01/18	510	524,892
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	296	304,205
7.13%, 12/01/18	327	349,753
Dominion Energy Inc.
1.90%, 06/15/18[b]	642	643,406
6.40%, 06/15/18	265	275,470
DTE Electric Co. Series G
5.60%, 06/15/18	150	155,042
Duke Energy Carolinas LLC
5.10%, 04/15/18	55	56,316
5.25%, 01/15/18	220	223,648
7.00%, 11/15/18	453	482,798
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	1,260	1,264,750
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	385	397,428
Georgia Power Co.
1.95%, 12/01/18	60	60,127
Nevada Power Co.
6.50%, 08/01/18	170	177,908
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	495	494,594
Northern States Power Co./MN
5.25%, 03/01/18	105	107,327
Ohio Power Co.
6.05%, 05/01/18	125	128,804
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	365	384,710
Pacific Gas & Electric Co.
8.25%, 10/15/18	353	379,591
PacifiCorp
5.65%, 07/15/18	303	314,478

Security	Principal (000s)	Value
PECO Energy Co.
5.35%, 03/01/18	$295	$301,452
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	75	75,381
Public Service Co. of New Mexico
7.95%, 05/15/18	100	104,711
Public Service Electric & Gas Co.
5.30%, 05/01/18	260	267,085
South Carolina Electric & Gas Co.
6.50%, 11/01/18	235	247,885
Southern California Edison Co.
5.50%, 08/15/18	335	348,142
Southern Co. (The)
1.55%, 07/01/18	660	659,254
2.45%, 09/01/18	723	727,454
Southern Power Co.
1.50%, 06/01/18	225	224,741
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	100	102,256
TransAlta Corp.
6.90%, 05/15/18	460	475,865
Virginia Electric & Power Co.
1.20%, 01/15/18 (Call 12/15/17)	250	249,518
WEC Energy Group Inc.
1.65%, 06/15/18	550	550,225
Wisconsin Public Service Corp.
1.65%, 12/04/18	90	89,860

		12,659,356
ELECTRICAL COMPONENTS & EQUIPMENT — 0.09%
Emerson Electric Co.
5.25%, 10/15/18	255	265,853

		265,853
ELECTRONICS — 0.14%
Arrow Electronics Inc.
3.00%, 03/01/18	305	306,851
Jabil Inc.
8.25%, 03/15/18	100	103,739

		410,590
ENVIRONMENTAL CONTROL — 0.24%
Republic Services Inc.
3.80%, 05/15/18[b]	505	513,105
Waste Management Inc.
6.10%, 03/15/18	195	200,310

		713,415
FOOD — 1.29%
Hershey Co. (The)
1.60%, 08/21/18	300	300,480
JM Smucker Co. (The)
1.75%, 03/15/18	275	275,146

202

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Kellogg Co.
3.25%, 05/21/18	$200	$202,514
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,530	1,534,253
6.13%, 08/23/18	577	602,763
Kroger Co. (The)
6.80%, 12/15/18	300	319,371
Mondelez International Inc.
6.13%, 08/23/18	250	261,025
Sysco Corp.
5.25%, 02/12/18	361	367,747

		3,863,299
FOREST PRODUCTS & PAPER — 0.09%
International Paper Co.
7.95%, 06/15/18	269	283,166

		283,166
GAS — 0.26%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18	250	258,047
National Fuel Gas Co.
6.50%, 04/15/18	100	103,251
Sempra Energy
6.15%, 06/15/18	419	434,369

		795,667
HAND & MACHINE TOOLS — 0.21%
Stanley Black & Decker Inc.
1.62%, 11/17/18	350	349,776
2.45%, 11/17/18	270	272,570

		622,346
HEALTH CARE — PRODUCTS — 1.61%
Abbott Laboratories
2.00%, 09/15/18	410	411,287
Boston Scientific Corp.
2.65%, 10/01/18	512	516,613
CR Bard Inc.
1.38%, 01/15/18	130	129,731
Danaher Corp.
1.65%, 09/15/18	535	535,637
Edwards Lifesciences Corp.
2.88%, 10/15/18	480	484,886
Medtronic Inc.
1.38%, 04/01/18[b]	628	627,441
1.50%, 03/15/18	550	550,044
Stryker Corp.
1.30%, 04/01/18	547	546,174
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	410	411,829
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	611	611,978

		4,825,620

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 1.36%
Aetna Inc.
1.70%, 06/07/18	$815	$815,774
Anthem Inc.
1.88%, 01/15/18	519	519,109
2.30%, 07/15/18	437	439,596
Humana Inc.
6.30%, 08/01/18	205	213,936
7.20%, 06/15/18	365	381,688
Laboratory Corp. of America Holdings
2.50%, 11/01/18	145	145,938
UnitedHealth Group Inc.
1.90%, 07/16/18	959	962,414
6.00%, 02/15/18	591	604,918

		4,083,373
HOLDING COMPANIES — DIVERSIFIED — 0.16%
Ares Capital Corp.
4.88%, 11/30/18	457	472,771

		472,771
HOME BUILDERS — 0.17%
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	500	502,660

		502,660
HOUSEHOLD PRODUCTS & WARES — 0.19%
Kimberly-Clark Corp.
6.25%, 07/15/18	175	182,814
7.50%, 11/01/18	367	393,648

		576,462
HOUSEWARES — 0.08%
Newell Brands Inc.
2.15%, 10/15/18	250	250,843

		250,843
INSURANCE — 2.24%
American International Group Inc.
5.85%, 01/16/18	853	869,241
Assurant Inc.
2.50%, 03/15/18	350	351,400
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[b]	167	166,870
1.45%, 03/07/18	1,096	1,096,592
2.00%, 08/15/18	134	134,769
5.40%, 05/15/18	1,112	1,145,783
Berkshire Hathaway Inc.
1.15%, 08/15/18	310	309,157
1.55%, 02/09/18	264	264,232

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Chubb Corp. (The)
5.75%, 05/15/18	$196	$202,470
MetLife Inc. Series A
6.82%, 08/15/18	868	913,570
Prudential Financial Inc.
2.30%, 08/15/18	398	400,181
Voya Financial Inc.
2.90%, 02/15/18	591	594,646
XLIT Ltd.
2.30%, 12/15/18	285	286,200

		6,735,111
INTERNET — 0.51%
Baidu Inc.
3.25%, 08/06/18	600	607,026
eBay Inc.
2.50%, 03/09/18	540	542,802
Expedia Inc.
7.46%, 08/15/18	355	374,756

		1,524,584
IRON & STEEL — 0.07%
Nucor Corp.
5.85%, 06/01/18	211	218,020

		218,020
LODGING — 0.08%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	250	250,865

		250,865
MACHINERY — 2.25%
Caterpillar Financial Services Corp.
1.50%, 02/23/18	1,475	1,474,189
1.70%, 06/16/18	590	590,437
1.80%, 11/13/18	591	592,288
5.45%, 04/15/18	197	202,364
7.05%, 10/01/18	125	132,714
Series G
2.45%, 09/06/18	160	161,496
Caterpillar Inc.
7.90%, 12/15/18	291	315,313
John Deere Capital Corp.
1.30%, 03/12/18	360	359,701
1.35%, 01/16/18	750	749,685
1.60%, 07/13/18	565	565,599
1.75%, 08/10/18	300	300,777
1.95%, 12/13/18	537	539,513
5.75%, 09/10/18	403	421,574
Roper Technologies Inc.
2.05%, 10/01/18	352	352,884

		6,758,534

Security	Principal (000s)	Value
MANUFACTURING — 1.37%
3M Co.
1.38%, 08/07/18	$385	$384,857
Eaton Corp.
5.60%, 05/15/18	295	303,936
General Electric Co.
1.63%, 04/02/18	896	897,210
5.63%, 05/01/18[b]	1,738	1,791,843
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	454	477,785
Parker-Hannifin Corp.
5.50%, 05/15/18	250	257,612

		4,113,243
MEDIA — 1.58%
21st Century Fox America Inc.
7.25%, 05/18/18	160	166,834
8.25%, 08/10/18	150	159,835
Comcast Corp.
5.70%, 05/15/18	962	993,226
5.88%, 02/15/18	444	454,394
Grupo Televisa SAB
6.00%, 05/15/18[b]	200	206,294
Historic TW Inc.
6.88%, 06/15/18	381	397,932
Thomson Reuters Corp.
6.50%, 07/15/18	507	529,734
Time Warner Cable LLC
6.75%, 07/01/18	1,291	1,347,391
Walt Disney Co. (The)
1.50%, 09/17/18	505	505,202

		4,760,842
METAL FABRICATE & HARDWARE — 0.20%
Precision Castparts Corp.
1.25%, 01/15/18	603	602,475

		602,475
MINING — 0.11%
Goldcorp Inc.
2.13%, 03/15/18	340	340,456

		340,456
OFFICE & BUSINESS EQUIPMENT — 0.13%
Pitney Bowes Inc.
4.75%, 05/15/18	5	5,108
Xerox Corp.
6.35%, 05/15/18	371	383,718

		388,826

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
OIL & GAS — 5.61%
Apache Corp.
6.90%, 09/15/18	$190	$200,182
BP Capital Markets PLC
1.38%, 05/10/18[b]	968	966,538
1.67%, 02/13/18	661	661,575
2.24%, 09/26/18	347	349,471
British Transco Finance Inc.
6.63%, 06/01/18	75	77,903
Canadian Natural Resources Ltd.
1.75%, 01/15/18	481	480,663
5.90%, 02/01/18	183	186,514
Chevron Corp.
1.37%, 03/02/18	635	634,829
1.72%, 06/24/18 (Call 05/24/18)	1,356	1,358,644
1.79%, 11/16/18	1,310	1,315,031
ConocoPhillips
5.20%, 05/15/18	203	209,003
ConocoPhillips Co.
1.50%, 05/15/18	670	671,018
EOG Resources Inc.
6.88%, 10/01/18	210	221,796
EQT Corp.
6.50%, 04/01/18	905	931,480
Exxon Mobil Corp.
1.31%, 03/06/18	747	746,589
1.44%, 03/01/18	1,010	1,010,606
Marathon Oil Corp.
5.90%, 03/15/18	667	683,949
Marathon Petroleum Corp.
2.70%, 12/14/18	380	383,887
Nabors Industries Inc.
6.15%, 02/15/18	409	416,644
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	403	403,036
Petro-Canada
6.05%, 05/15/18	431	444,840
Pioneer Natural Resources Co.
6.88%, 05/01/18	200	207,134
Shell International Finance BV
1.63%, 11/10/18	860	860,722
1.90%, 08/10/18	686	688,538
2.00%, 11/15/18	1,064	1,070,384
Total Capital Canada Ltd.
1.45%, 01/15/18	504	503,995
Total Capital SA
2.13%, 08/10/18	793	797,742
XTO Energy Inc.
6.50%, 12/15/18	350	372,852

		16,855,565
OIL & GAS SERVICES — 0.30%
Baker Hughes a GE Co. LLC
7.50%, 11/15/18	357	382,519
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	515	515,525

		898,044

Security	Principal (000s)	Value
PHARMACEUTICALS — 5.63%
AbbVie Inc.
1.80%, 05/14/18	$1,907	$1,909,860
2.00%, 11/06/18	1,035	1,038,581
Allergan Funding SCS
2.35%, 03/12/18	1,780	1,786,016
AstraZeneca PLC
1.75%, 11/16/18	805	806,038
Cardinal Health Inc.
1.95%, 06/15/18	405	405,948
Eli Lilly & Co.
1.25%, 03/01/18	484	483,531
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	1,864	1,922,548
Johnson & Johnson
1.65%, 12/05/18	519	520,391
5.15%, 07/15/18	560	579,813
McKesson Corp.
1.40%, 03/15/18	153	152,855
Medco Health Solutions Inc.
7.13%, 03/15/18	645	666,369
Merck & Co. Inc.
1.10%, 01/31/18	683	682,085
1.30%, 05/18/18	379	378,674
Mylan Inc.
2.60%, 06/24/18	350	352,398
Mylan NV
3.00%, 12/15/18	500	506,995
Pfizer Inc.
1.20%, 06/01/18	1,295	1,292,462
1.50%, 06/15/18[b]	734	734,073
4.65%, 03/01/18	56	57,019
Pharmacia LLC
6.50%, 12/01/18	100	106,257
Sanofi
1.25%, 04/10/18	1,138	1,136,725
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18[b]	915	912,292
Zoetis Inc.
1.88%, 02/01/18	507	506,924

		16,937,854
PIPELINES — 2.24%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	250	251,385
Columbia Pipeline Group Inc.
2.45%, 06/01/18	435	437,066
Enbridge Energy Partners LP Series B
6.50%, 04/15/18	100	103,264
Energy Transfer LP
2.50%, 06/15/18	985	990,467
6.70%, 07/01/18	496	517,199
Enterprise Products Operating LLC
1.65%, 05/07/18	324	323,770
6.65%, 04/15/18	280	289,923

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	$1,085	$1,108,089
Kinder Morgan Inc./DE
7.25%, 06/01/18	40	41,758
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	210	212,268
Plains All American Pipeline LP/PAA Finance Corp.
6.50%, 05/01/18	430	444,057
Spectra Energy Capital LLC
6.20%, 04/15/18	333	342,507
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	205	207,017
TransCanada PipeLines Ltd.
1.88%, 01/12/18	1,105	1,106,426
6.50%, 08/15/18	202	211,589
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	145	145,613

		6,732,398
REAL ESTATE INVESTMENT TRUSTS — 0.72%
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	551	562,229
Hospitality Properties Trust
6.70%, 01/15/18 (Call 08/31/17)	100	100,369
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	50	51,140
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	100	100,595
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	100	100,105
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	360	361,274
UDR Inc.
4.25%, 06/01/18	295	300,797
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	285	285,376
Welltower Inc.
2.25%, 03/15/18	290	290,902

		2,152,787
RETAIL — 2.94%
AutoNation Inc.
6.75%, 04/15/18	165	170,582
Best Buy Co. Inc.
5.00%, 08/01/18	570	587,128
CVS Health Corp.
1.90%, 07/20/18	1,699	1,704,046
2.25%, 12/05/18 (Call 11/05/18)	783	788,489
Dollar General Corp.
1.88%, 04/15/18	285	285,137
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	725	730,858
McDonald’s Corp.
2.10%, 12/07/18	595	598,475
5.35%, 03/01/18	652	666,527

Security	Principal (000s)	Value
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	$230	$230,520
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	400	402,476
Target Corp.
6.00%, 01/15/18	450	459,139
Wal-Mart Stores Inc.
1.13%, 04/11/18	652	650,963
1.95%, 12/15/18	759	764,442
5.80%, 02/15/18	795	813,555

		8,852,337
SEMICONDUCTORS — 0.59%
Altera Corp.
2.50%, 11/15/18	510	516,263
Maxim Integrated Products Inc.
2.50%, 11/15/18[b]	258	259,922
QUALCOMM Inc.
1.40%, 05/18/18	659	659,039
Texas Instruments Inc.
1.00%, 05/01/18	340	338,783

		1,774,007
SOFTWARE — 1.80%
Fidelity National Information Services Inc.
2.00%, 04/15/18	160	160,251
2.85%, 10/15/18	605	612,163
Microsoft Corp.
1.00%, 05/01/18[b]	120	119,670
1.30%, 11/03/18	1,915	1,913,085
1.63%, 12/06/18	953	955,669
Oracle Corp.
5.75%, 04/15/18	1,603	1,649,567

		5,410,405
TELECOMMUNICATIONS — 3.96%
Ameritech Capital Funding Corp.
6.45%, 01/15/18	75	76,547
AT&T Inc.
1.75%, 01/15/18	607	607,449
2.38%, 11/27/18	1,942	1,957,575
5.50%, 02/01/18	847	863,203
5.60%, 05/15/18	572	589,028
British Telecommunications PLC
5.95%, 01/15/18	650	662,532
Cisco Systems Inc.
1.40%, 02/28/18	695	695,153
1.65%, 06/15/18	1,081	1,083,000
Deutsche Telekom International Finance BV
6.75%, 08/20/18	400	420,532
Rogers Communications Inc.
6.80%, 08/15/18	797	838,827
Telefonica Emisiones SAU
3.19%, 04/27/18	750	757,493

206

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Verizon Communications Inc.
3.65%, 09/14/18	$1,917	$1,959,672
Vodafone Group PLC
1.50%, 02/19/18	1,136	1,135,057
4.63%, 07/15/18	239	245,448

		11,891,516
TRANSPORTATION — 0.83%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18[b]	425	435,765
Canadian National Railway Co.
5.55%, 05/15/18	250	257,775
Norfolk Southern Corp.
5.75%, 04/01/18	589	605,056
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	75	75,504
2.50%, 03/01/18 (Call 02/01/18)	208	208,826
Union Pacific Corp.
5.70%, 08/15/18	225	234,238
United Parcel Service Inc.
5.50%, 01/15/18[b]	667	679,053

		2,496,217

TOTAL CORPORATE BONDS & NOTES
(Cost: $289,843,224)		289,945,091

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 5.43%

MONEY MARKET FUNDS — 5.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	9,385	$9,388,082
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[e,f]	6,919	6,919,210

		16,307,292

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,307,036)		16,307,292

TOTAL INVESTMENTS IN SECURITIES — 101.88%
(Cost: $306,150,260)[h]		306,252,383
Other Assets, Less Liabilities — (1.88)%		(5,641,217)

NET ASSETS — 100.00%		$300,611,166

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $306,151,004. Net unrealized appreciation was $101,379, of which $215,937 represented gross unrealized appreciation on securities and $114,558 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 02/23/18	$750	$250	$—	$1,000	$999,910	$10,281	$—
1.60%, 06/01/18	500	—	—	500	500,250	5,127	—
1.70%, 12/07/18	—	800	—	800	800,000	4,529	—
1.80%, 11/05/18	250	500	—	750	751,290	7,110	—

					$3,051,450	$27,047	$—

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

July 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$289,945,091	$—	$289,945,091
Money market funds	16,307,292	—	—	16,307,292

Total	$16,307,292	$289,945,091	$—	$306,252,383

208

Schedule of Investments  (Unaudited)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.91%

ADVERTISING — 0.05%
Omnicom Group Inc.
6.25%, 07/15/19	$161	$173,924

		173,924
AEROSPACE & DEFENSE — 1.14%
Boeing Capital Corp.
4.70%, 10/27/19	425	452,884
Boeing Co. (The)
6.00%, 03/15/19	753	804,332
L3 Technologies Inc.
5.20%, 10/15/19	587	626,857
Lockheed Martin Corp.
4.25%, 11/15/19	930	979,374
Northrop Grumman Corp.
5.05%, 08/01/19	570	605,101
Rockwell Collins Inc.
1.95%, 07/15/19	145	145,454
5.25%, 07/15/19	150	159,189
United Technologies Corp.
1.50%, 11/01/19	390	388,853

		4,162,044
AGRICULTURE — 1.17%
Altria Group Inc.
9.25%, 08/06/19	1,120	1,282,490
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	405	451,624
Philip Morris International Inc.
1.38%, 02/25/19	580	577,071
1.63%, 02/21/19	600	599,364
1.88%, 01/15/19	837	839,260
Reynolds American Inc.
8.13%, 06/23/19	436	485,455

		4,235,264
AIRLINES — 0.15%
Continental Airlines Inc. Pass Through Trust Series 2009-2, Class A
7.25%, 11/10/19	195	215,848
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	335	340,317

		556,165
AUTO MANUFACTURERS — 4.31%
American Honda Finance Corp.
1.20%, 07/12/19	520	515,622
1.70%, 02/22/19	530	530,625
2.25%, 08/15/19	628	634,230
Ford Motor Credit Co. LLC

Security	Principal (000s)	Value
1.90%, 08/12/19	$400	$398,264
2.02%, 05/03/19[a]	800	799,896
2.38%, 03/12/19	1,150	1,156,946
2.60%, 11/04/19	1,350	1,362,325
2.94%, 01/08/19	650	659,074
General Motors Financial Co. Inc.
2.35%, 10/04/19[a]	345	346,052
2.40%, 05/09/19[a]	1,381	1,386,717
3.10%, 01/15/19	1,353	1,373,079
3.50%, 07/10/19	996	1,020,452
PACCAR Financial Corp.
1.20%, 08/12/19	100	98,787
1.30%, 05/10/19	425	422,382
1.65%, 02/25/19	80	79,981
Toyota Motor Credit Corp.
1.40%, 05/20/19	25	24,922
1.55%, 10/18/19[a]	1,285	1,279,963
1.70%, 01/09/19	25	25,046
1.70%, 02/19/19	1,575	1,578,166
2.10%, 01/17/19	573	577,263
2.13%, 07/18/19[a]	1,381	1,393,263

		15,663,055
BANKS — 33.57%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	500	497,720
2.05%, 09/23/19	750	752,423
2.25%, 06/13/19	1,350	1,361,137
Bank of America Corp.
2.60%, 01/15/19	3,240	3,272,627
2.65%, 04/01/19	2,738	2,771,404
7.63%, 06/01/19	1,750	1,925,210
Bank of Montreal
1.50%, 07/18/19	1,613	1,603,951
2.10%, 12/12/19	500	502,360
2.38%, 01/25/19 (Call 12/25/18)	912	920,016
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	616	619,751
2.20%, 03/04/19 (Call 02/02/19)	204	205,465
2.20%, 05/15/19 (Call 04/15/19)	1,108	1,117,207
2.30%, 09/11/19 (Call 08/11/19)	842	850,732
5.45%, 05/15/19	281	298,636
Bank of Nova Scotia (The)
1.65%, 06/14/19	878	875,427
1.95%, 01/15/19	1,254	1,257,825
2.05%, 06/05/19	1,048	1,052,024
Barclays Bank PLC
6.75%, 05/22/19	600	650,298
Barclays PLC
2.75%, 11/08/19	1,850	1,873,217
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	823	830,111
5.25%, 11/01/19	5	5,351
6.85%, 04/30/19	503	544,492
BNP Paribas SA
2.45%, 03/17/19	1,027	1,038,235

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
BPCE SA
2.50%, 07/15/19	$750	$758,250
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	1,250	1,243,100
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	845	840,623
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	1,072	1,079,150
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	1,000	994,150
2.40%, 09/05/19 (Call 08/05/19)	500	502,595
Citigroup Inc.
2.05%, 06/07/19	679	680,175
2.50%, 07/29/19	1,752	1,769,958
2.55%, 04/08/19	2,145	2,166,493
8.50%, 05/22/19	1,089	1,213,081
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	250	251,825
2.50%, 03/14/19 (Call 02/14/19)	850	857,123
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	225	225,178
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	750	752,940
2.25%, 03/13/19	750	755,257
2.30%, 09/06/19	1,100	1,109,075
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	1,250	1,239,550
2.25%, 01/14/19	750	756,780
Credit Suisse AG/New York NY
2.30%, 05/28/19	2,100	2,118,669
5.30%, 08/13/19	900	959,805
Deutsche Bank AG
2.85%, 05/10/19[a]	1,882	1,903,116
Deutsche Bank AG/London
2.50%, 02/13/19[a]	1,288	1,295,136
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	1,002	1,008,513
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)[a]	400	397,244
2.30%, 03/15/19 (Call 02/15/19)[a]	650	655,863
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	250	252,400
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	470	470,146
2.00%, 04/25/19 (Call 03/25/19)	770	771,186
2.30%, 12/13/19 (Call 11/13/19)	1,677	1,687,649
2.55%, 10/23/19[a]	1,884	1,906,721
2.63%, 01/31/19[a]	2,072	2,094,606
7.50%, 02/15/19	2,387	2,586,482
HSBC USA Inc.
2.25%, 06/23/19	300	302,016
2.38%, 11/13/19	1,125	1,136,745
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	250,583
Intesa Sanpaolo SpA
3.88%, 01/15/19	850	870,366
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	795	795,930
2.20%, 10/22/19	1,868	1,879,301
2.35%, 01/28/19	1,342	1,353,219

Security	Principal (000s)	Value
6.30%, 04/23/19	$2,193	$2,358,067
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	500	498,590
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	248,710
2.35%, 03/08/19	1,250	1,261,075
2.50%, 12/15/19	250	253,480
Lloyds Bank PLC
2.05%, 01/22/19	600	602,262
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	750	755,280
2.30%, 01/30/19 (Call 12/30/18)	400	403,184
Morgan Stanley
2.38%, 07/23/19[a]	1,968	1,983,901
2.45%, 02/01/19	1,815	1,830,373
2.50%, 01/24/19	1,686	1,701,208
5.63%, 09/23/19	2,200	2,364,120
7.30%, 05/13/19	1,775	1,938,122
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)[a]	250	251,073
National Australia Bank Ltd./New York
1.38%, 07/12/19	500	495,360
2.00%, 01/14/19	750	752,490
National City Corp.
6.88%, 05/15/19	501	543,936
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)[b]	900	893,502
1.95%, 03/04/19 (Call 02/02/19)[b]	750	752,280
2.20%, 01/28/19 (Call 12/29/18)[b]	250	251,725
2.25%, 07/02/19 (Call 06/02/19)[b]	750	755,557
2.40%, 10/18/19 (Call 09/18/19)[b]	1,000	1,011,810
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19[b]	460	500,015
Royal Bank of Canada
1.50%, 07/29/19	927	923,440
1.63%, 04/15/19	1,148	1,145,371
2.15%, 03/15/19	862	867,120
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	755	820,436
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	1,095	1,105,107
Santander UK PLC
2.35%, 09/10/19	780	786,458
2.50%, 03/14/19	1,243	1,255,194
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	500	494,945
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	250	250,145
2.05%, 01/18/19[a]	750	751,515
2.25%, 07/11/19	1,250	1,256,962
2.45%, 01/10/19	500	504,405
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	638	644,705
Svenska Handelsbanken AB
1.50%, 09/06/19	750	744,503
2.25%, 06/17/19	250	252,060
2.50%, 01/25/19	1,250	1,264,200

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Synovus Financial Corp.
7.88%, 02/15/19	$250	$269,788
Toronto-Dominion Bank (The)
1.45%, 08/13/19	895	888,807
1.95%, 01/22/19	940	943,610
2.13%, 07/02/19[a]	1,016	1,022,939
2.25%, 11/05/19	1,026	1,035,111
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	1,787	1,803,315
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	250	248,953
2.13%, 10/28/19 (Call 09/28/19)	750	756,097
UBS AG/Stamford CT
2.38%, 08/14/19	2,000	2,018,720
Wells Fargo & Co.
2.13%, 04/22/19	1,836	1,847,402
2.15%, 01/15/19	1,740	1,750,753
Wells Fargo Bank N.A.
1.75%, 05/24/19	1,500	1,501,320
2.15%, 12/06/19	1,600	1,610,432
Westpac Banking Corp.
1.60%, 08/19/19	490	486,825
1.65%, 05/13/19	635	632,905
2.25%, 01/17/19	1,125	1,132,357
4.88%, 11/19/19	1,825	1,942,694

		122,081,332
BEVERAGES — 3.15%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	2,931	2,943,897
2.15%, 02/01/19[a]	1,402	1,412,795
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	901	1,001,552
7.75%, 01/15/19	1,504	1,632,893
Coca-Cola Co. (The)
1.38%, 05/30/19	785	783,579
Constellation Brands Inc.
3.88%, 11/15/19	345	358,524
Molson Coors Brewing Co.
1.45%, 07/15/19	757	749,105
1.90%, 03/15/19[c]	215	214,905
PepsiCo Inc.
1.35%, 10/04/19	385	383,071
1.50%, 02/22/19	695	695,000
1.55%, 05/02/19	490	490,181
2.25%, 01/07/19 (Call 12/07/18)	782	789,460

		11,454,962

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.84%
Amgen Inc.
1.90%, 05/10/19	$385	$386,367
2.20%, 05/22/19 (Call 04/22/19)[a]	1,501	1,513,368
5.70%, 02/01/19	603	638,384
Celgene Corp.
2.25%, 05/15/19	293	295,356
Gilead Sciences Inc.
2.05%, 04/01/19	232	233,394

		3,066,869
CHEMICALS — 1.59%
Agrium Inc.
6.75%, 01/15/19	103	109,579
Dow Chemical Co. (The)
8.55%, 05/15/19	2,135	2,384,304
EI du Pont de Nemours & Co.
5.75%, 03/15/19[a]	282	299,357
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	518	541,123
Methanex Corp.
3.25%, 12/15/19	400	405,060
Monsanto Co.
2.13%, 07/15/19	921	924,205
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	448	480,865
Praxair Inc.
4.50%, 08/15/19	235	247,580
RPM International Inc.
6.13%, 10/15/19	370	401,191

		5,793,264
COMMERCIAL SERVICES — 0.19%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	75	78,848
Ecolab Inc.
2.00%, 01/14/19	100	100,520
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	515	523,219
Princeton University Series A
4.95%, 03/01/19	3	3,148

		705,735
COMPUTERS — 2.67%
Apple Inc.
1.10%, 08/02/19	760	753,745
1.55%, 02/08/19	250	250,333
1.70%, 02/22/19	942	945,137
2.10%, 05/06/19	1,805	1,823,014
Dell International LLC/EMC Corp.
3.48%, 06/01/19[c]	3,103	3,177,689
International Business Machines Corp.
1.80%, 05/17/19	900	903,429
1.88%, 05/15/19[a]	500	502,320
1.95%, 02/12/19[a]	550	553,195
8.38%, 11/01/19	700	801,297

		9,710,159

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.45%
Colgate-Palmolive Co.
1.75%, 03/15/19	$201	$201,725
Procter & Gamble Co. (The)
1.90%, 11/01/19	467	469,821
Unilever Capital Corp.
2.20%, 03/06/19	650	655,629
4.80%, 02/15/19	300	314,142

		1,641,317
DIVERSIFIED FINANCIAL SERVICES — 4.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	800	822,128
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	620	631,817
American Express Co.
8.13%, 05/20/19	402	446,485
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	265	263,988
1.88%, 05/03/19 (Call 04/03/19)	640	641,747
2.13%, 03/18/19	1,377	1,385,716
2.25%, 08/15/19	1,987	2,006,353
Ameriprise Financial Inc.
7.30%, 06/28/19	550	604,615
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	500	501,540
2.30%, 06/05/19 (Call 05/05/19)	250	250,830
8.80%, 07/15/19	250	280,430
CBOE Holdings Inc.
1.95%, 06/28/19	95	95,057
International Lease Finance Corp.
5.88%, 04/01/19	962	1,020,105
6.25%, 05/15/19	550	589,331
Jefferies Group LLC
8.50%, 07/15/19	333	371,685
Mastercard Inc.
2.00%, 04/01/19[a]	511	514,337
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	425	421,830
1.65%, 02/08/19	230	230,039
2.15%, 02/01/19 (Call 01/01/19)	240	241,843
2.30%, 11/15/19 (Call 10/15/19)	286	289,026
Nomura Holdings Inc.
2.75%, 03/19/19	914	924,575
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	1,145	1,152,843
3.00%, 08/15/19 (Call 07/15/19)[a]	984	999,203
TD Ameritrade Holding Corp.
5.60%, 12/01/19	3	3,242

		14,688,765

Security	Principal (000s)	Value
ELECTRIC — 4.41%
Arizona Public Service Co.
8.75%, 03/01/19	$103	$113,813
CMS Energy Corp.
8.75%, 06/15/19	550	615,961
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	295	296,617
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	205	221,047
Consumers Energy Co.
6.13%, 03/15/19	150	160,056
6.70%, 09/15/19	440	484,352
Dominion Energy Inc.
1.88%, 01/15/19	375	375,105
2.50%, 12/01/19 (Call 11/01/19)	928	936,371
2.96%, 07/01/19[a,d]	125	127,009
5.20%, 08/15/19	265	281,441
Series B
1.60%, 08/15/19	460	457,102
DTE Energy Co.
1.50%, 10/01/19	390	384,860
2.40%, 12/01/19 (Call 11/01/19)	225	226,451
Duke Energy Corp.
5.05%, 09/15/19	137	145,841
Duke Energy Ohio Inc.
5.45%, 04/01/19	150	158,929
Duke Energy Progress LLC
5.30%, 01/15/19	520	547,227
Emera U.S. Finance LP
2.15%, 06/15/19	775	776,775
Entergy Texas Inc.
7.13%, 02/01/19	184	197,585
Eversource Energy
4.50%, 11/15/19	250	263,430
Exelon Generation Co. LLC
5.20%, 10/01/19	424	451,522
Georgia Power Co.
4.25%, 12/01/19	268	281,438
Indiana Michigan Power Co.
7.00%, 03/15/19	239	257,635
Jersey Central Power & Light Co.
7.35%, 02/01/19	270	289,885
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	732	740,520
Nevada Power Co.
7.13%, 03/15/19	271	293,775
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	475	478,330
2.40%, 09/15/19 (Call 08/15/19)	510	514,024
2.70%, 09/15/19 (Call 08/15/19)	275	278,748
6.00%, 03/01/19	440	467,460
Oglethorpe Power Corp.
6.10%, 03/15/19	115	122,151
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	421	423,463
Portland General Electric Co.
6.10%, 04/15/19	50	53,448
Progress Energy Inc.
4.88%, 12/01/19	470	498,618
7.05%, 03/15/19	345	372,255
Public Service Co. of Colorado
5.13%, 06/01/19	235	248,649

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Public Service Co. of Oklahoma
5.15%, 12/01/19	$100	$106,576
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	275	275,646
Series I
1.80%, 06/01/19 (Call 05/01/19)	25	24,987
Public Service Enterprise Group Inc.
1.60%, 11/15/19	390	386,244
Southern Co. (The)
1.85%, 07/01/19[a]	1,561	1,558,393
2.15%, 09/01/19 (Call 08/01/19)	315	316,084
Southern Power Co.
1.95%, 12/15/19	420	419,458
Southwestern Electric Power Co.
6.45%, 01/15/19	125	132,759
Union Electric Co.
6.70%, 02/01/19	250	267,287

		16,029,327
ELECTRICAL COMPONENTS & EQUIPMENT — 0.14%
Emerson Electric Co.
4.88%, 10/15/19	434	462,336
5.00%, 04/15/19	50	52,639

		514,975
ELECTRONICS — 0.55%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	644	649,635
Honeywell International Inc.
1.40%, 10/30/19	1,195	1,188,200
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	150	153,095

		1,990,930
ENVIRONMENTAL CONTROL — 0.15%
Republic Services Inc.
5.50%, 09/15/19	508	545,135

		545,135
FOOD — 1.21%
Campbell Soup Co.
4.50%, 02/15/19	100	103,907
General Mills Inc.
2.20%, 10/21/19	660	664,778
5.65%, 02/15/19	621	657,031
Kellogg Co.
4.15%, 11/15/19	358	375,506
Kroger Co. (The)
2.00%, 01/15/19	575	575,236
2.30%, 01/15/19 (Call 12/15/18)	270	271,431
Sysco Corp.
1.90%, 04/01/19	830	831,801
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	894	906,373

		4,386,063

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.06%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	$205	$224,163

		224,163
GAS — 0.40%
Atmos Energy Corp.
8.50%, 03/15/19	250	275,960
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	250	252,450
NiSource Finance Corp.
6.80%, 01/15/19	11	11,729
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	95	95,183
Sempra Energy
1.63%, 10/07/19	100	99,489
9.80%, 02/15/19	534	597,119
Southern Co. Gas Capital Corp.
5.25%, 08/15/19	100	106,060

		1,437,990
HAND & MACHINE TOOLS — 0.17%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)[a]	606	610,684

		610,684
HEALTH CARE — PRODUCTS — 2.03%
Abbott Laboratories
2.35%, 11/22/19	1,901	1,920,732
5.13%, 04/01/19	967	1,018,899
Becton Dickinson and Co.
2.13%, 06/06/19	75	75,278
2.68%, 12/15/19	1,399	1,419,775
Medtronic Global Holdings SCA
1.70%, 03/28/19	765	766,048
Medtronic Inc.
5.60%, 03/15/19	260	275,759
Stryker Corp.
2.00%, 03/08/19	934	936,755
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	629	634,221
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19	304	320,550

		7,368,017
HEALTH CARE — SERVICES — 1.04%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	380	382,500
Anthem Inc.
2.25%, 08/15/19	862	868,637
7.00%, 02/15/19	292	314,125

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Dignity Health
2.64%, 11/01/19	$50	$50,673
Humana Inc.
2.63%, 10/01/19	210	212,552
Quest Diagnostics Inc.
2.70%, 04/01/19	237	240,294
UnitedHealth Group Inc.
1.63%, 03/15/19	147	146,885
1.70%, 02/15/19	1,000	1,001,230
2.30%, 12/15/19	573	579,343

		3,796,239
HOLDING COMPANIES — DIVERSIFIED — 0.14%
FS Investment Corp.
4.00%, 07/15/19[a]	200	202,012
Prospect Capital Corp.
5.00%, 07/15/19	300	307,692

		509,704
HOME BUILDERS — 0.11%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	395	404,259

		404,259
HOUSEHOLD PRODUCTS & WARES — 0.14%
Kimberly-Clark Corp.
1.40%, 02/15/19	195	194,655
1.90%, 05/22/19	330	331,587

		526,242
HOUSEWARES — 0.16%
Newell Brands Inc.
2.60%, 03/29/19	305	308,419
2.88%, 12/01/19 (Call 11/01/19)	270	275,540

		583,959
INSURANCE — 2.27%
Allstate Corp. (The)
7.45%, 05/16/19	315	343,747
American Financial Group Inc./OH
9.88%, 06/15/19	150	171,027
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	1,245	1,255,433
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	825	819,489
1.70%, 03/15/19	1,272	1,276,236
Berkshire Hathaway Inc.
2.10%, 08/14/19	620	625,611
Chubb INA Holdings Inc.
5.90%, 06/15/19	332	356,754
CNA Financial Corp.
7.35%, 11/15/19	250	278,573
Hartford Financial Services Group Inc. (The)
6.00%, 01/15/19	205	216,742

Security	Principal (000s)	Value
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	$325	$327,340
MetLife Inc.
7.72%, 02/15/19	1,090	1,187,784
Protective Life Corp.
7.38%, 10/15/19	200	221,866
Prudential Financial Inc.
2.35%, 08/15/19	125	125,830
7.38%, 06/15/19	553	608,532
Reinsurance Group of America Inc.
6.45%, 11/15/19	120	131,462
Travelers Companies Inc. (The)
5.90%, 06/02/19	271	290,713
WR Berkley Corp.
7.38%, 09/15/19	25	27,594

		8,264,733
INTERNET — 1.17%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,600	1,615,040
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	1,074	1,094,546
Baidu Inc.
2.75%, 06/09/19	600	605,070
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	924	929,174

		4,243,830
IRON & STEEL — 0.28%
Vale Overseas Ltd.
5.63%, 09/15/19	940	998,957

		998,957
LODGING — 0.15%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	526	533,706

		533,706
MACHINERY — 1.59%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	460	457,415
1.90%, 03/22/19	175	175,716
2.10%, 06/09/19	712	716,898
2.25%, 12/01/19	476	480,860
7.15%, 02/15/19	1,145	1,240,527
Deere & Co.
4.38%, 10/16/19	355	375,313
John Deere Capital Corp.
1.25%, 10/09/19	411	406,989
1.95%, 01/08/19	1,020	1,025,651
1.95%, 03/04/19	375	377,115
2.25%, 04/17/19	218	220,117
2.30%, 09/16/19	309	312,625
Roper Technologies Inc.
6.25%, 09/01/19	5	5,420

		5,794,646

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
MANUFACTURING — 1.06%
3M Co.
1.63%, 06/15/19	$518	$518,849
Eaton Corp.
6.95%, 03/20/19	295	318,240
General Electric Co.
2.10%, 12/11/19[a]	282	284,214
2.30%, 01/14/19	410	414,149
6.00%, 08/07/19	1,118	1,212,784
Illinois Tool Works Inc.
1.95%, 03/01/19	435	437,227
6.25%, 04/01/19	409	439,336
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	210	213,058

		3,837,857
MEDIA — 2.32%
21st Century Fox America Inc.
6.90%, 03/01/19	144	155,084
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	447	450,053
Comcast Corp.
5.70%, 07/01/19	1,082	1,164,200
Discovery Communications LLC
5.63%, 08/15/19	305	325,322
RELX Capital Inc.
8.63%, 01/15/19	125	136,367
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	511	516,289
Thomson Reuters Corp.
4.70%, 10/15/19	108	114,090
Time Warner Cable LLC
8.25%, 04/01/19	966	1,062,957
8.75%, 02/14/19	1,089	1,197,911
Time Warner Inc.
2.10%, 06/01/19	913	915,620
Viacom Inc.
2.75%, 12/15/19 (Call 11/15/19)	100	101,218
5.63%, 09/15/19	336	359,658
Walt Disney Co. (The)
0.88%, 07/12/19	213	210,052
1.65%, 01/08/19	625	626,300
1.85%, 05/30/19	793	796,545
5.50%, 03/15/19	289	306,802

		8,438,468
MINING — 0.43%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	1,022	1,103,770
Newmont Mining Corp.
5.13%, 10/01/19	426	451,748

		1,555,518

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.38%
Pitney Bowes Inc.
6.25%, 03/15/19[a]	$300	$318,846
Xerox Corp.
2.75%, 03/15/19	683	688,040
5.63%, 12/15/19	347	371,429

		1,378,315
OIL & GAS — 5.82%
Anadarko Petroleum Corp.
6.95%, 06/15/19	250	270,788
8.70%, 03/15/19	530	583,758
BP Capital Markets PLC
1.68%, 05/03/19	877	876,351
2.24%, 05/10/19	1,041	1,050,150
4.75%, 03/10/19	678	710,463
Cenovus Energy Inc.
5.70%, 10/15/19	1,410	1,491,935
Chevron Corp.
1.56%, 05/16/19	979	978,706
1.69%, 02/28/19	300	300,438
2.19%, 11/15/19 (Call 10/15/19)	1,073	1,083,751
4.95%, 03/03/19	819	861,293
ConocoPhillips
5.75%, 02/01/19	580	613,843
Encana Corp.
6.50%, 05/15/19	410	438,680
EOG Resources Inc.
5.63%, 06/01/19	526	559,580
EQT Corp.
8.13%, 06/01/19	163	179,603
Exxon Mobil Corp.
1.71%, 03/01/19	1,195	1,198,059
1.82%, 03/15/19 (Call 02/15/19)	1,001	1,005,124
Hess Corp.
8.13%, 02/15/19	280	303,276
Husky Energy Inc.
7.25%, 12/15/19	781	870,300
Nabors Industries Inc.
9.25%, 01/15/19	650	701,688
Noble Energy Inc.
8.25%, 03/01/19	800	874,336
Shell International Finance BV
1.38%, 05/10/19[a]	1,577	1,571,323
1.38%, 09/12/19	1,005	999,473
4.30%, 09/22/19	1,062	1,119,157
Total Capital International SA
2.10%, 06/19/19	968	975,812
2.13%, 01/10/19	982	989,070
Valero Energy Corp.
9.38%, 03/15/19	513	571,846

		21,178,803

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.06%
Bemis Co. Inc.
6.80%, 08/01/19	$50	$54,504
WestRock RKT Co.
4.45%, 03/01/19	150	155,485

		209,989
PHARMACEUTICALS — 5.45%
Allergan Funding SCS
2.45%, 06/15/19	982	991,957
AmerisourceBergen Corp.
4.88%, 11/15/19	150	159,548
AstraZeneca PLC
1.95%, 09/18/19	663	665,354
Bristol-Myers Squibb Co.
1.60%, 02/27/19	455	454,841
1.75%, 03/01/19	507	508,034
Cardinal Health Inc.
1.95%, 06/14/19	975	978,900
2.40%, 11/15/19	252	254,230
Eli Lilly & Co.
1.95%, 03/15/19	387	389,159
Express Scripts Holding Co.
2.25%, 06/15/19	1,088	1,094,289
Express Scripts Inc.
7.25%, 06/15/19	162	177,145
Johnson & Johnson
1.13%, 03/01/19	444	442,313
1.88%, 12/05/19	413	415,779
McKesson Corp.
2.28%, 03/15/19	921	926,968
7.50%, 02/15/19	100	108,295
Mead Johnson Nutrition Co.
4.90%, 11/01/19	637	678,730
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	968	1,029,178
Mylan Inc.
2.55%, 03/28/19[a]	257	259,210
Mylan NV
2.50%, 06/07/19	994	1,003,055
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,100	2,207,310
Pfizer Inc.
1.45%, 06/03/19	633	632,025
1.70%, 12/15/19	996	998,012
2.10%, 05/15/19	1,175	1,186,292
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	2,545	2,542,404
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	1,724	1,714,932

		19,817,960
PIPELINES — 1.92%
Boardwalk Pipelines LP
5.75%, 09/15/19	100	106,277

Security	Principal (000s)	Value
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	$373	$371,713
Enbridge Energy Partners LP
9.88%, 03/01/19	83	92,505
Energy Transfer LP
9.00%, 04/15/19	358	397,426
9.70%, 03/15/19	150	167,310
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	285	284,729
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	685	691,679
6.50%, 01/31/19	740	788,914
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	889	896,379
9.00%, 02/01/19	210	230,876
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,387	1,412,313
Magellan Midstream Partners LP
6.55%, 07/15/19	175	189,572
ONEOK Partners LP
8.63%, 03/01/19	108	118,376
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	637	638,994
TransCanada PipeLines Ltd.
3.13%, 01/15/19	431	438,491
7.13%, 01/15/19	160	171,728

		6,997,282
REAL ESTATE INVESTMENT TRUSTS — 1.86%
American Tower Corp.
3.40%, 02/15/19	1,010	1,032,402
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	518	556,518
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	435	438,932
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	440	448,725
Kimco Realty Corp.
6.88%, 10/01/19	210	230,593
Realty Income Corp.
6.75%, 08/15/19	371	405,143
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	225	227,320
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	1,173	1,181,258
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	515	529,188
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	780	788,385
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	395	398,215
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	379	389,995
Weyerhaeuser Co.
7.38%, 10/01/19	107	118,798

		6,745,472

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
RETAIL — 1.59%
Costco Wholesale Corp.
1.70%, 12/15/19	$843	$842,848
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	1,007	1,014,603
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	1,062	1,070,921
Lowe’s Companies Inc.
1.15%, 04/15/19	285	282,620
McDonald’s Corp.
1.88%, 05/29/19[a]	365	366,785
5.00%, 02/01/19	5	5,238
Target Corp.
2.30%, 06/26/19	726	735,612
Wal-Mart Stores Inc.
4.13%, 02/01/19[a]	348	361,308
Walgreen Co.
5.25%, 01/15/19	84	87,763
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	994	1,011,186

		5,778,884
SEMICONDUCTORS — 0.47%
QUALCOMM Inc.
1.85%, 05/20/19	990	994,356
Texas Instruments Inc.
1.65%, 08/03/19	408	408,514
Xilinx Inc.
2.13%, 03/15/19	288	289,221

		1,692,091
SOFTWARE — 1.98%
CA Inc.
5.38%, 12/01/19	436	467,906
Microsoft Corp.
1.10%, 08/08/19	1,978	1,962,275
4.20%, 06/01/19	462	484,250
Oracle Corp.
2.25%, 10/08/19	1,530	1,549,982
2.38%, 01/15/19	1,296	1,311,371
5.00%, 07/08/19	1,354	1,440,656

		7,216,440
TELECOMMUNICATIONS — 4.60%
America Movil SAB de CV
5.00%, 10/16/19	600	642,894
AT&T Inc.
2.30%, 03/11/19	1,192	1,200,940
5.80%, 02/15/19	1,258	1,333,883
5.88%, 10/01/19	1,515	1,638,412

Security	Principal (000s)	Value
British Telecommunications PLC
2.35%, 02/14/19	$200	$201,376
Cisco Systems Inc.
1.40%, 09/20/19	921	916,892
1.60%, 02/28/19	1,116	1,116,781
2.13%, 03/01/19	1,597	1,610,846
4.95%, 02/15/19	1,336	1,403,762
Deutsche Telekom International Finance BV
6.00%, 07/08/19	425	457,372
Juniper Networks Inc.
3.13%, 02/26/19	240	244,075
Orange SA
1.63%, 11/03/19	865	860,026
2.75%, 02/06/19[a]	793	803,856
5.38%, 07/08/19	879	936,144
Telefonica Emisiones SAU
5.88%, 07/15/19	670	719,279
Verizon Communications Inc.
1.38%, 08/15/19[a]	620	615,455
2.55%, 06/17/19	754	764,707
Vodafone Group PLC
5.45%, 06/10/19	1,167	1,242,073

		16,708,773
TOYS, GAMES & HOBBIES — 0.13%
Mattel Inc.
2.35%, 05/06/19	482	483,364

		483,364
TRANSPORTATION — 1.20%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	444	471,515
Canadian National Railway Co.
5.55%, 03/01/19	334	353,786
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	109,037
FedEx Corp.
8.00%, 01/15/19	544	591,219
Norfolk Southern Corp.
5.90%, 06/15/19	181	194,316
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	240	242,455
2.55%, 06/01/19 (Call 05/01/19)	564	570,407
Union Pacific Corp.
2.25%, 02/15/19	450	454,109
United Parcel Service Inc.
5.13%, 04/01/19	1,311	1,384,062

		4,370,906

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

July 31, 2017

Security	Principal or Shares (000s)	Value
TRUCKING & LEASING — 0.15%
GATX Corp.
2.50%, 03/15/19	$550	$554,516

		554,516

TOTAL CORPORATE BONDS & NOTES
(Cost: $358,808,537)		359,661,052

SHORT-TERM INVESTMENTS —3.14%

MONEY MARKET FUNDS — 3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	8,083	8,085,106
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[e,f]	3,333	3,333,291

		11,418,397

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,417,195)		11,418,397

TOTAL INVESTMENTS IN SECURITIES — 102.05%
(Cost: $370,225,732)[h]		371,079,449
Other Assets, Less Liabilities — (2.05)%		(7,450,646)

NET ASSETS — 100.00%		$363,628,803

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $370,228,974. Net unrealized appreciation was $850,475, of which $1,024,882 represented gross unrealized appreciation on securities and $174,407 represented gross unrealized depreciation on securities.

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.45%, 07/29/19	$650	$250	$—	$900	$893,502	$9,758	$—
1.95%, 03/04/19	250	500	—	750	752,280	7,517	—
2.20%, 01/28/19	250	—	—	250	251,725	3,581	—
2.25%, 07/02/19	250	500	—	750	755,557	8,339	—
2.40%, 10/18/19	500	500	—	1,000	1,011,810	8,342	—
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19	360	100	—	460	500,015	6,464	—

					$4,164,889	$44,001	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$359,661,052	$—	$359,661,052
Money market funds	11,418,397	—	—	11,418,397

Total	$11,418,397	$359,661,052	$—	$371,079,449

219

Schedule of Investments  (Unaudited)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.68%

ADVERTISING — 0.22%
Omnicom Group Inc.
4.45%, 08/15/20	$765	$815,850

		815,850
AEROSPACE & DEFENSE — 1.95%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	565	562,695
4.88%, 02/15/20[a]	725	780,274
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	250	253,010
4.40%, 12/15/20[a]	100	106,318
L3 Technologies Inc.
4.75%, 07/15/20	705	755,485
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	1,475	1,501,063
Raytheon Co.
3.13%, 10/15/20	675	702,871
4.40%, 02/15/20	427	454,349
United Technologies Corp.
1.90%, 05/04/20	455	456,438
4.50%, 04/15/20	1,415	1,517,078

		7,089,581
AGRICULTURE — 1.09%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	1,100	1,120,141
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	125	128,474
Philip Morris International Inc.
2.00%, 02/21/20	550	552,337
4.50%, 03/26/20	796	851,171
Reynolds American Inc.
3.25%, 06/12/20	1,169	1,205,800
6.88%, 05/01/20	100	112,595

		3,970,518
AIRLINES — 0.23%
Delta Air Lines Inc.
2.88%, 03/13/20	395	400,542
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	420	426,304

		826,846
APPAREL — 0.10%
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	345	350,668

		350,668

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 3.05%
American Honda Finance Corp.
2.00%, 02/14/20	$150	$150,695
2.15%, 03/13/20	335	337,573
2.45%, 09/24/20	850	864,271
Ford Motor Credit Co. LLC
2.46%, 03/27/20[a]	800	803,528
2.68%, 01/09/20	600	606,834
3.16%, 08/04/20	1,250	1,278,562
8.13%, 01/15/20	675	767,050
General Motors Financial Co. Inc.
2.65%, 04/13/20[a]	250	252,130
3.15%, 01/15/20 (Call 12/15/19)	1,340	1,367,095
3.20%, 07/13/20 (Call 06/13/20)	1,420	1,451,893
3.70%, 11/24/20 (Call 10/24/20)	910	942,951
PACCAR Financial Corp.
1.95%, 02/27/20	295	295,404
Toyota Motor Credit Corp.
1.95%, 04/17/20	625	626,744
2.15%, 03/12/20	1,045	1,052,639
Series B
4.50%, 06/17/20	270	289,370

		11,086,739
AUTO PARTS & EQUIPMENT — 0.04%
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	160	163,936

		163,936
BANKS — 30.36%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	250	250,478
Australia & New Zealand Banking Group Ltd./New York NY
2.70%, 11/16/20	750	763,710
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	600	613,440
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	565	564,254
2.63%, 10/19/20	2,345	2,375,039
5.63%, 07/01/20	2,135	2,338,914
Series L
2.25%, 04/21/20	1,969	1,976,620
Bank of Montreal
2.10%, 06/15/20	540	541,139
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	975	988,981
2.60%, 08/17/20 (Call 07/17/20)	1,045	1,063,935
4.60%, 01/15/20	315	334,577
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,100	1,109,163
Bank of Nova Scotia (The)
2.15%, 07/14/20	250	250,938
2.35%, 10/21/20	1,006	1,012,760

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Barclays Bank PLC
5.14%, 10/14/20	$1,075	$1,153,443
Barclays PLC
2.88%, 06/08/20	1,000	1,012,590
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	1,220	1,237,995
2.63%, 06/29/20 (Call 05/29/20)	1,275	1,299,773
BNP Paribas SA
2.38%, 05/21/20	800	808,816
BPCE SA
2.25%, 01/27/20	250	250,725
Capital One Financial Corp.
2.50%, 05/12/20 (Call 04/12/20)	1,255	1,265,228
Capital One N.A./Mclean VA
2.35%, 01/31/20 (Call 12/31/19)	1,250	1,255,337
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,000	1,003,170
Citigroup Inc.
2.40%, 02/18/20	2,295	2,312,924
2.45%, 01/10/20 (Call 12/10/19)	420	423,994
2.65%, 10/26/20	2,640	2,672,657
5.38%, 08/09/20	875	954,021
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	250,460
Comerica Bank
2.50%, 06/02/20	250	251,320
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	500	503,500
2.40%, 11/02/20	750	755,197
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	500	503,990
Credit Suisse AG/New York NY
4.38%, 08/05/20	750	799,027
5.40%, 01/14/20	1,942	2,085,087
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	700	709,541
3.13%, 12/10/20	1,500	1,535,655
Deutsche Bank AG
2.95%, 08/20/20	1,140	1,151,776
Deutsche Bank AG/New York NY
2.70%, 07/13/20	250	251,285
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	1,500	1,536,330
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	1,407	1,439,206
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	540	554,575
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	1,929	1,951,454
2.60%, 12/27/20 (Call 12/27/19)	525	529,604
2.75%, 09/15/20 (Call 08/15/20)	2,530	2,567,090
5.38%, 03/15/20	2,090	2,260,168
6.00%, 06/15/20	980	1,081,802
HSBC Bank USA N.A.
4.88%, 08/24/20	750	806,895
HSBC USA Inc.
2.35%, 03/05/20	1,200	1,211,484
2.75%, 08/07/20	1,300	1,326,325
5.00%, 09/27/20	1,000	1,079,840

Security	Principal (000s)	Value
Huntington Bancshares Inc./OH
7.00%, 12/15/20[a]	$200	$227,370
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	250	251,943
2.40%, 04/01/20 (Call 03/01/20)	500	503,665
2.88%, 08/20/20 (Call 07/20/20)	500	509,240
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	2,675	2,693,805
2.55%, 10/29/20 (Call 09/29/20)	1,905	1,929,994
2.75%, 06/23/20 (Call 05/23/20)	2,315	2,361,393
4.25%, 10/15/20	1,495	1,594,462
4.40%, 07/22/20	1,343	1,432,283
4.95%, 03/25/20	818	878,647
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	250	251,495
KeyCorp
2.90%, 09/15/20	1,600	1,634,976
Lloyds Bank PLC
2.70%, 08/17/20	800	814,784
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	250,590
Morgan Stanley
2.65%, 01/27/20	2,358	2,389,621
2.80%, 06/16/20	2,425	2,469,086
5.50%, 01/26/20	1,360	1,468,678
5.50%, 07/24/20	1,500	1,638,360
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	475	476,529
National Australia Bank Ltd./New York
2.13%, 05/22/20	250	250,418
2.25%, 01/10/20	1,050	1,055,754
2.63%, 07/23/20	500	506,935
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	500	500,455
Northern Trust Corp.
3.45%, 11/04/20	150	156,581
PNC Bank N.A.
2.00%, 05/19/20 (Call 04/19/20)[b]	1,250	1,251,137
2.30%, 06/01/20 (Call 05/02/20)[b]	250	252,013
2.45%, 11/05/20 (Call 10/06/20)[b]	1,000	1,012,000
2.60%, 07/21/20 (Call 06/21/20)[b]	250	254,057
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20[b]	371	396,169
5.13%, 02/08/20[b]	497	535,264
RBC USA Holdco Corp.
5.25%, 09/15/20	125	135,536
Royal Bank of Canada
2.13%, 03/02/20	1,285	1,290,808
2.15%, 03/06/20	465	467,353
2.35%, 10/30/20	1,424	1,435,862
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	150	163,608
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	970	972,619
Santander UK Group Holdings PLC
2.88%, 10/16/20	1,420	1,442,692

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Santander UK PLC
2.38%, 03/16/20	$625	$630,356
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	250	251,593
State Street Corp.
2.55%, 08/18/20	1,471	1,501,597
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	1,750	1,762,897
2.45%, 10/20/20	250	251,190
2.65%, 07/23/20	250	253,593
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	710	714,303
Svenska Handelsbanken AB
2.40%, 10/01/20[a]	750	759,135
Toronto-Dominion Bank (The)
2.50%, 12/14/20	1,600	1,624,160
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)[a]	500	502,820
UBS AG/Stamford CT
2.35%, 03/26/20	1,750	1,766,275
4.88%, 08/04/20	250	269,967
Wells Fargo & Co.
2.55%, 12/07/20	1,525	1,545,542
2.60%, 07/22/20	2,505	2,547,309
Series N
2.15%, 01/30/20	1,875	1,884,319
Westpac Banking Corp.
2.15%, 03/06/20	700	703,311
2.30%, 05/26/20	845	850,763
2.60%, 11/23/20	1,806	1,829,713

		110,481,257
BEVERAGES — 3.16%
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20	495	535,229
5.38%, 01/15/20[a]	2,338	2,533,690
Coca-Cola Co. (The)
1.88%, 10/27/20	1,340	1,342,935
2.45%, 11/01/20	1,442	1,470,263
3.15%, 11/15/20	715	744,029
Coca-Cola European Partners US LLC
3.50%, 09/15/20	300	312,936
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	200	212,348
Diageo Capital PLC
4.83%, 07/15/20	413	446,056
Molson Coors Brewing Co.
2.25%, 03/15/20 (Call 02/15/20)[c]	300	300,816
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	680	682,788
2.15%, 10/14/20 (Call 09/14/20)	1,427	1,440,414
3.13%, 11/01/20[a]	830	863,275
4.50%, 01/15/20	575	613,939

		11,498,718
BIOTECHNOLOGY — 2.53%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	538	541,400

Security	Principal (000s)	Value
2.20%, 05/11/20	$430	$433,780
3.45%, 10/01/20	890	928,199
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	1,102	1,124,635
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	350	377,573
Biogen Inc.
2.90%, 09/15/20	1,797	1,844,027
Celgene Corp.
2.88%, 08/15/20	1,280	1,311,744
3.95%, 10/15/20	250	264,533
Genzyme Corp.
5.00%, 06/15/20	150	162,987
Gilead Sciences Inc.
2.35%, 02/01/20[a]	550	557,634
2.55%, 09/01/20	1,630	1,662,877

		9,209,389
BUILDING MATERIALS — 0.12%
Fortune Brands Home & Security Inc.
3.00%, 06/15/20 (Call 05/15/20)	150	152,375
Johnson Controls International PLC
5.00%, 03/30/20	225	241,103
Masco Corp.
7.13%, 03/15/20	39	43,646

		437,124
CHEMICALS — 1.76%
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	200	201,628
3.05%, 08/01/20 (Call 07/01/20)	305	313,098
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	1,435	1,525,477
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	830	840,873
EI du Pont de Nemours & Co.
2.20%, 05/01/20	915	922,155
4.63%, 01/15/20[a]	888	943,900
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	372	394,171
PPG Industries Inc.
3.60%, 11/15/20	88	92,051
Praxair Inc.
2.25%, 09/24/20	175	176,468
Sherwin-Williams Co. (The)
2.25%, 05/15/20	1,005	1,011,874

		6,421,695
COMMERCIAL SERVICES — 0.72%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	1,082	1,097,884
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	745	775,545

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Ecolab Inc.
2.25%, 01/12/20	$60	$60,561
Moody’s Corp.
5.50%, 09/01/20	325	357,116
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	200	205,604
Western Union Co. (The)
5.25%, 04/01/20	120	128,437

		2,625,147
COMPUTERS — 2.17%
Apple Inc.
1.55%, 02/07/20	1,110	1,106,725
1.80%, 05/11/20[a]	375	375,870
1.90%, 02/07/20	615	618,075
2.00%, 05/06/20	1,345	1,354,361
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	2,405	2,488,574
HP Inc.
3.75%, 12/01/20[a]	465	487,432
International Business Machines Corp.
1.63%, 05/15/20[a]	1,240	1,233,949
1.90%, 01/27/20	225	225,889

		7,890,875
COSMETICS & PERSONAL CARE — 0.34%
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	375	375,592
Unilever Capital Corp.
1.80%, 05/05/20	750	750,240
2.10%, 07/30/20	100	100,628

		1,226,460
DIVERSIFIED FINANCIAL SERVICES — 5.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.25%, 07/01/20	650	682,838
4.63%, 10/30/20	500	533,080
Air Lease Corp.
2.13%, 01/15/20	485	484,476
4.75%, 03/01/20	100	106,236
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	540	544,439
2.38%, 05/26/20 (Call 04/25/20)[a]	2,100	2,127,909
Series F
2.60%, 09/14/20 (Call 08/14/20)	1,441	1,466,347
Ameriprise Financial Inc.
5.30%, 03/15/20	185	200,102
Charles Schwab Corp. (The)
4.45%, 07/22/20	525	561,467
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	3,934	3,974,205
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	1,315	1,343,286
International Lease Finance Corp.
8.25%, 12/15/20	1,410	1,664,265
Lazard Group LLC
4.25%, 11/14/20	175	185,663

Security	Principal (000s)	Value
Nasdaq Inc.
5.55%, 01/15/20	$518	$560,543
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	200	200,816
2.30%, 11/01/20 (Call 10/01/20)	575	579,025
2.35%, 06/15/20 (Call 05/15/20)	150	151,494
Nomura Holdings Inc.
6.70%, 03/04/20	890	985,007
Stifel Financial Corp.
3.50%, 12/01/20	261	267,650
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	761	766,776
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	2,620	2,647,720

		20,033,344
ELECTRIC — 3.50%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	630	639,721
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)[a]	275	277,766
CMS Energy Corp.
6.25%, 02/01/20	550	604,164
Consolidated Edison Co. of New York Inc.
4.45%, 06/15/20	50	53,492
Consolidated Edison Inc.
2.00%, 03/15/20	315	315,696
Dominion Energy Inc.
2.58%, 07/01/20	150	151,334
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)[a]	250	260,952
Duke Energy Indiana LLC
3.75%, 07/15/20	602	631,341
Edison International
2.13%, 04/15/20	300	300,900
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	610	658,782
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	1,070	1,090,394
5.15%, 12/01/20 (Call 09/01/20)	550	596,629
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	880	898,806
4.00%, 10/01/20 (Call 07/01/20)[a]	485	507,591
Georgia Power Co.
2.00%, 03/30/20	160	159,805
Integrys Holding Inc.
4.17%, 11/01/20	50	52,726
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	75	77,651
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	350	364,843
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	50	50,369
NV Energy Inc.
6.25%, 11/15/20	660	743,087

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	$620	$645,420
PSEG Power LLC
5.13%, 04/15/20	250	267,750
Public Service Co. of Colorado
3.20%, 11/15/20 (Call 05/15/20)	760	786,752
Puget Energy Inc.
6.50%, 12/15/20	400	451,972
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	1,114	1,130,309
Southern Power Co.
2.38%, 06/01/20 (Call 05/01/20)	250	251,035
TECO Finance Inc.
5.15%, 03/15/20	295	313,697
UIL Holdings Corp.
4.63%, 10/01/20	108	111,590
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	325	328,965

		12,723,539
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
4.25%, 11/15/20	125	133,952

		133,952
ELECTRONICS — 0.36%
Agilent Technologies Inc.
5.00%, 07/15/20	195	209,611
Amphenol Corp.
2.20%, 04/01/20	350	351,333
Avnet Inc.
5.88%, 06/15/20	100	108,041
Corning Inc.
4.25%, 08/15/20	100	106,529
Flex Ltd.
4.63%, 02/15/20	250	263,363
Jabil Inc.
5.63%, 12/15/20	250	270,663

		1,309,540
ENVIRONMENTAL CONTROL — 0.36%
Republic Services Inc.
5.00%, 03/01/20	555	595,432
Waste Management Inc.
4.75%, 06/30/20	650	700,583

		1,296,015
FOOD — 1.37%
Hershey Co. (The)
4.13%, 12/01/20	200	213,674
Ingredion Inc.
4.63%, 11/01/20	275	294,720
JM Smucker Co. (The)
2.50%, 03/15/20	500	505,765

Security	Principal (000s)	Value
Kellogg Co.
4.00%, 12/15/20	$363	$384,232
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	1,425	1,452,659
5.38%, 02/10/20	645	696,181
Kroger Co. (The)
6.15%, 01/15/20	655	717,349
Mondelez International Inc.
5.38%, 02/10/20	130	140,149
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	573	581,836

		4,986,565
GAS — 0.51%
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	575	583,734
NiSource Finance Corp.
5.45%, 09/15/20	365	398,901
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	350	353,112
2.85%, 11/15/20 (Call 10/15/20)	496	505,107

		1,840,854
HEALTH CARE — PRODUCTS — 2.72%
Abbott Laboratories
2.00%, 03/15/20	769	769,423
2.80%, 09/15/20 (Call 08/15/20)	525	534,933
4.13%, 05/27/20	323	341,621
Becton Dickinson and Co.
3.25%, 11/12/20	705	726,876
Boston Scientific Corp.
2.85%, 05/15/20	920	936,477
6.00%, 01/15/20	668	728,741
Covidien International Finance SA
4.20%, 06/15/20[a]	100	106,180
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	380	385,468
Life Technologies Corp.
6.00%, 03/01/20	490	534,056
Medtronic Inc.
2.50%, 03/15/20	2,635	2,680,059
4.45%, 03/15/20	413	439,849
Stryker Corp.
4.38%, 01/15/20	200	211,192
Thermo Fisher Scientific Inc.
4.70%, 05/01/20	100	106,748
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	1,382	1,399,317

		9,900,940
HEALTH CARE — SERVICES — 1.03%
Anthem Inc.
4.35%, 08/15/20	610	648,747

224

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	$100	$106,504
5.13%, 06/15/20	90	97,518
Laboratory Corp. of America Holdings
2.63%, 02/01/20	780	787,854
4.63%, 11/15/20 (Call 08/15/20)[a]	125	133,457
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	315	317,221
UnitedHealth Group Inc.
2.70%, 07/15/20	1,162	1,189,319
3.88%, 10/15/20 (Call 07/15/20)	430	453,788

		3,734,408
HOLDING COMPANIES — DIVERSIFIED — 0.06%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	165	169,135
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	50	51,061

		220,196
HOME BUILDERS — 0.09%
DR Horton Inc.
4.00%, 02/15/20	320	332,656

		332,656
INSURANCE — 2.54%
AEGON Funding Co. LLC
5.75%, 12/15/20	175	192,696
Aflac Inc.
2.40%, 03/16/20	545	551,671
Alterra Finance LLC
6.25%, 09/30/20	200	222,614
American International Group Inc.
3.38%, 08/15/20	785	812,624
6.40%, 12/15/20	750	849,382
Aon Corp.
5.00%, 09/30/20	550	595,248
AXIS Specialty Finance LLC
5.88%, 06/01/20	75	82,056
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	665	686,672
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	1,075	1,085,890
CNA Financial Corp.
5.88%, 08/15/20	275	304,288
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	535	580,240
Manulife Financial Corp.
4.90%, 09/17/20	125	134,729
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	552	556,068
PartnerRe Finance B LLC
5.50%, 06/01/20	220	239,609
Prudential Financial Inc.
4.50%, 11/15/20	322	346,076
5.38%, 06/21/20[a]	625	681,831
Travelers Companies Inc. (The)
3.90%, 11/01/20	610	644,471

Security	Principal (000s)	Value
Unum Group
5.63%, 09/15/20	$460	$503,442
WR Berkley Corp.
5.38%, 09/15/20	150	163,092

		9,232,699
INTERNET — 0.52%
Baidu Inc.
3.00%, 06/30/20	600	609,378
eBay Inc.
2.15%, 06/05/20	280	280,507
3.25%, 10/15/20 (Call 07/15/20)	365	376,694
Expedia Inc.
5.95%, 08/15/20	565	620,048

		1,886,627
IRON & STEEL — 0.21%
Vale Overseas Ltd.
4.63%, 09/15/20	715	749,063

		749,063
LEISURE TIME — 0.18%
Carnival Corp.
3.95%, 10/15/20	625	661,637

		661,637
LODGING — 0.01%
Marriott International Inc./MD
3.38%, 10/15/20 (Call 07/15/20)	50	51,673

		51,673
MACHINERY — 1.10%
Caterpillar Financial Services Corp.
2.00%, 03/05/20[a]	770	772,295
2.10%, 01/10/20	300	302,544
2.50%, 11/13/20[a]	175	177,305
IDEX Corp.
4.50%, 12/15/20 (Call 09/15/20)	250	263,950
John Deere Capital Corp.
1.70%, 01/15/20[a]	464	463,536
1.95%, 06/22/20	125	125,461
2.05%, 03/10/20	387	389,968
2.20%, 03/13/20	165	166,724
2.38%, 07/14/20	372	377,625
Series 0014
2.45%, 09/11/20	410	416,027
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	125	125,180
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	415	425,375

		4,005,990

225

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
MANUFACTURING — 1.33%
3M Co.
2.00%, 08/07/20	$587	$591,943
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	1,540	1,555,369
4.38%, 09/16/20	796	854,196
5.50%, 01/08/20	615	669,218
Series A
5.55%, 05/04/20	735	807,868
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	75	75,836
Pall Corp.
5.00%, 06/15/20	250	271,465

		4,825,895
MEDIA — 2.99%
21st Century Fox America Inc.
5.65%, 08/15/20	300	330,021
CBS Corp.
5.75%, 04/15/20	480	525,235
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	1,730	1,788,889
Comcast Corp.
5.15%, 03/01/20	1,205	1,307,522
Discovery Communications LLC
5.05%, 06/01/20	875	939,846
NBCUniversal Media LLC
5.15%, 04/30/20	1,720	1,875,161
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	300	303,036
Time Warner Cable LLC
5.00%, 02/01/20	1,070	1,141,069
Time Warner Inc.
4.88%, 03/15/20	1,321	1,417,486
Walt Disney Co. (The)
1.80%, 06/05/20	300	300,363
2.15%, 09/17/20	960	969,581

		10,898,209
METAL FABRICATE & HARDWARE — 0.18%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	640	648,301

		648,301
MINING — 0.02%
Southern Copper Corp.
5.38%, 04/16/20	75	81,257

		81,257
OFFICE & BUSINESS EQUIPMENT — 0.22%
Xerox Corp.
2.75%, 09/01/20	460	461,454

Security	Principal (000s)	Value
2.80%, 05/15/20	$325	$326,446

		787,900
OIL & GAS — 4.54%
BP Capital Markets PLC
2.32%, 02/13/20	1,485	1,502,998
2.52%, 01/15/20	985	1,000,760
4.50%, 10/01/20	1,030	1,108,919
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	1,470	1,477,350
1.99%, 03/03/20	305	306,452
2.42%, 11/17/20 (Call 10/17/20)	960	974,246
2.43%, 06/24/20 (Call 05/24/20)	565	574,334
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	790	794,124
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	595	599,230
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	1,705	1,714,224
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	470	468,440
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	510	528,232
Nabors Industries Inc.
5.00%, 09/15/20	690	696,134
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	112,291
Shell International Finance BV
2.13%, 05/11/20[a]	1,487	1,498,807
2.25%, 11/10/20	900	909,081
4.38%, 03/25/20	765	814,450
Total Capital SA
4.45%, 06/24/20[a]	905	969,309
Valero Energy Corp.
6.13%, 02/01/20	440	482,552

		16,531,933
PACKAGING & CONTAINERS — 0.03%
WestRock RKT Co.
3.50%, 03/01/20	100	102,666

		102,666
PHARMACEUTICALS — 3.78%
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)[a]	3,337	3,388,256
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	3,300	3,374,943
Allergan Inc./U.S.
3.38%, 09/15/20	150	155,139
AstraZeneca PLC
2.38%, 11/16/20	1,190	1,205,696
Cardinal Health Inc.
4.63%, 12/15/20	325	350,123

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Johnson & Johnson
2.95%, 09/01/20	$320	$331,466
Mead Johnson Nutrition Co.
3.00%, 11/15/20	605	622,848
Medco Health Solutions Inc.
4.13%, 09/15/20	175	184,604
Merck & Co. Inc.
1.85%, 02/10/20	1,070	1,073,071
Mylan NV
3.75%, 12/15/20 (Call 11/15/20)	475	495,430
Novartis Capital Corp.
1.80%, 02/14/20[a]	260	261,139
4.40%, 04/24/20	1,225	1,310,333
Pfizer Inc.
5.20%, 08/12/20[a]	110	121,213
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	710	712,229
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	175	181,461

		13,767,951
PIPELINES — 2.72%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	665	680,647
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	635	669,233
5.20%, 03/15/20	275	293,931
Energy Transfer LP
4.15%, 10/01/20 (Call 08/01/20)	995	1,037,486
Enterprise Products Operating LLC
5.20%, 09/01/20	717	780,684
5.25%, 01/31/20	285	306,275
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	980	1,058,175
6.50%, 04/01/20	450	495,851
6.85%, 02/15/20	525	581,548
ONEOK Partners LP
3.80%, 03/15/20 (Call 02/15/20)	160	165,307
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	250	252,273
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	580	623,639
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)[a]	245	264,313
TransCanada PipeLines Ltd.
3.80%, 10/01/20	812	853,948
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	448	470,346
5.25%, 03/15/20	1,260	1,357,587

		9,891,243
REAL ESTATE — 0.12%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	430	442,212

		442,212

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 1.71%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	$100	$100,972
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	865	879,350
5.05%, 09/01/20	365	393,569
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)	390	406,298
Boston Properties LP
5.63%, 11/15/20 (Call 08/15/20)	420	461,920
DDR Corp.
7.88%, 09/01/20	355	406,131
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	300	309,168
5.88%, 02/01/20 (Call 11/03/19)	540	582,617
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	330	351,767
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	790	797,236
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	50	53,243
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	50	50,702
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	500	507,805
Tanger Properties LP
6.13%, 06/01/20	175	194,917
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	50	51,704
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	580	585,858
Welltower Inc.
6.13%, 04/15/20	100	110,204

		6,243,461
RETAIL — 2.98%
Advance Auto Parts Inc.
5.75%, 05/01/20	75	81,421
AutoNation Inc.
5.50%, 02/01/20	200	214,874
AutoZone Inc.
4.00%, 11/15/20 (Call 08/15/20)[a]	245	257,191
Costco Wholesale Corp.
1.75%, 02/15/20	350	349,881
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	2,950	3,015,313
Home Depot Inc. (The)
1.80%, 06/05/20[a]	500	501,745
3.95%, 09/15/20 (Call 06/15/20)[a]	202	214,280
Lowe’s Companies Inc.
4.63%, 04/15/20 (Call 10/15/19)	350	371,578
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	925	932,927
2.75%, 12/09/20 (Call 11/09/20)	900	923,094
3.50%, 07/15/20	150	156,711

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Nordstrom Inc.
4.75%, 05/01/20[a]	$310	$325,723
Target Corp.
3.88%, 07/15/20	643	679,728
Wal-Mart Stores Inc.
3.25%, 10/25/20	1,865	1,952,114
3.63%, 07/08/20	815	860,933

		10,837,513
SAVINGS & LOANS — 0.07%
First Niagara Financial Group Inc.
6.75%, 03/19/20	225	250,450

		250,450
SEMICONDUCTORS — 2.23%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	185	188,992
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[c]	2,175	2,189,572
Intel Corp.
1.85%, 05/11/20	325	325,770
2.45%, 07/29/20	1,950	1,986,036
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	415	423,317
QUALCOMM Inc.
2.10%, 05/20/20	520	523,734
2.25%, 05/20/20	2,005	2,027,255
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	449	449,638

		8,114,314
SOFTWARE — 2.67%
Adobe Systems Inc.
4.75%, 02/01/20[a]	700	750,218
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	325	331,757
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	335	351,613
CA Inc.
3.60%, 08/01/20 (Call 07/01/20)	225	232,403
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	1,282	1,342,318
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	780	791,918
4.63%, 10/01/20	140	150,013
Microsoft Corp.
1.85%, 02/06/20	675	678,233
1.85%, 02/12/20 (Call 01/12/20)	1,430	1,436,578
2.00%, 11/03/20 (Call 10/03/20)	1,250	1,258,675
3.00%, 10/01/20	1,499	1,554,493
Oracle Corp.
3.88%, 07/15/20	780	827,065

		9,705,284

Security	Principal or Shares (000s)	Value
TELECOMMUNICATIONS — 4.18%
America Movil SAB de CV
5.00%, 03/30/20	$1,150	$1,239,792
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	2,770	2,791,495
5.20%, 03/15/20	1,070	1,151,845
Cisco Systems Inc.
2.45%, 06/15/20	1,444	1,472,187
4.45%, 01/15/20	1,940	2,068,874
Telefonica Emisiones SAU
5.13%, 04/27/20	1,127	1,216,585
Verizon Communications Inc.
2.63%, 02/21/20	2,293	2,331,568
4.50%, 09/15/20[a]	2,755	2,947,134

		15,219,480
TRANSPORTATION — 0.87%
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	260	271,406
FedEx Corp.
2.30%, 02/01/20	865	872,223
Norfolk Southern Railway Co.
9.75%, 06/15/20	50	60,552
Ryder System Inc.
2.50%, 05/11/20 (Call 04/11/20)	250	252,675
2.65%, 03/02/20 (Call 02/02/20)	345	349,557
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	250	249,543
2.25%, 06/19/20 (Call 05/19/20)	605	611,843
United Parcel Service of America Inc.
8.38%, 04/01/20	432	501,742

		3,169,541
TRUCKING & LEASING — 0.10%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[a]	345	348,795

		348,795

TOTAL CORPORATE BONDS & NOTES (Cost: $356,662,173)		359,060,906

SHORT-TERM INVESTMENTS — 3.70%

MONEY MARKET FUNDS — 3.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	9,966	9,968,581

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

July 31, 2017

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	3,472	$3,472,149

		13,440,730

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,439,207)		13,440,730

TOTAL INVESTMENTS IN SECURITIES — 102.38%		372,501,636
(Cost: $370,101,380)[g]
Other Assets, Less Liabilities — (2.38)%		(8,646,637)

NET ASSETS — 100.00%		$363,854,999

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $370,106,839. Net unrealized appreciation was $2,394,797, of which $2,453,758 represented gross unrealized appreciation on securities and $58,961 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.00%, 05/19/20	$—	$1,250	$—	$1,250	$1,251,137	$2,961	$—
2.30%, 06/01/20	250	—	—	250	252,013	3,107	—
2.45%, 11/05/20	750	250	—	1,000	1,012,000	14,894	—
2.60%, 07/21/20	250	—	—	250	254,057	4,299	—
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20	290	81	—	371	396,169	7,083	—
5.13%, 02/08/20	175	322	—	497	535,264	7,692	—

					$3,700,640	$40,036	$—

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

July 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$359,060,906	$—	$359,060,906
Money market funds	13,440,730	—	—	13,440,730

Total	$13,440,730	$359,060,906	$—	$372,501,636

230

Schedule of Investments  (Unaudited)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.64%

ADVERTISING — 0.13%
WPP Finance 2010
4.75%, 11/21/21	$476	$518,878

		518,878
AEROSPACE & DEFENSE — 1.34%
Boeing Co. (The)
2.35%, 10/30/21	940	952,023
General Dynamics Corp.
3.88%, 07/15/21 (Call 04/15/21)	336	357,961
Harris Corp.
5.55%, 10/01/21	275	306,234
L3 Technologies Inc.
4.95%, 02/15/21 (Call 11/15/20)	520	560,971
Lockheed Martin Corp.
3.35%, 09/15/21	940	983,466
Northrop Grumman Corp.
3.50%, 03/15/21	571	597,803
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	1,440	1,428,105
8.75%, 03/01/21	200	243,690

		5,430,253
AGRICULTURE — 0.93%
Altria Group Inc.
4.75%, 05/05/21	1,257	1,374,404
Archer-Daniels-Midland Co.
4.48%, 03/01/21	332	359,237
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	1,125	1,114,425
2.90%, 11/15/21	884	906,887

		3,754,953
APPAREL — 0.06%
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	230	240,341

		240,341
AUTO MANUFACTURERS — 3.47%
American Honda Finance Corp.
1.65%, 07/12/21	540	530,393
1.70%, 09/09/21	807	793,571
Ford Motor Credit Co. LLC
3.20%, 01/15/21	1,300	1,326,299
3.34%, 03/18/21	1,375	1,408,990
5.75%, 02/01/21	900	991,683
5.88%, 08/02/21	1,400	1,563,184
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	1,560	1,584,898
4.20%, 03/01/21 (Call 02/01/21)	1,726	1,813,802

Security	Principal (000s)	Value
4.38%, 09/25/21	$1,232	$1,305,107
Toyota Motor Credit Corp.
1.90%, 04/08/21[a]	865	859,879
2.75%, 05/17/21[a]	561	574,189
3.40%, 09/15/21	728	763,250
4.25%, 01/11/21	484	518,742

		14,033,987
BANKS — 31.41%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	850	849,796
2.55%, 11/23/21	750	754,290
Bancolombia SA
5.95%, 06/03/21	800	884,056
Bank of America Corp.
2.63%, 04/19/21	2,100	2,117,094
5.00%, 05/13/21	1,695	1,852,008
5.88%, 01/05/21	950	1,059,089
Bank of Montreal
1.90%, 08/27/21[a]	1,610	1,587,283
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	1,201	1,194,995
2.50%, 04/15/21 (Call 03/15/21)	1,210	1,220,926
3.55%, 09/23/21 (Call 08/23/21)	1,153	1,208,413
4.15%, 02/01/21	65	69,224
Bank of Nova Scotia (The)
2.45%, 03/22/21	2,006	2,023,813
2.80%, 07/21/21	859	875,751
4.38%, 01/13/21	59	63,181
Barclays PLC
3.20%, 08/10/21	1,700	1,734,051
3.25%, 01/12/21	600	612,516
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	1,190	1,187,644
BNP Paribas SA
5.00%, 01/15/21	2,433	2,658,369
BPCE SA
2.65%, 02/03/21	500	505,405
2.75%, 12/02/21	1,050	1,062,957
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	250	256,025
Capital One Financial Corp.
4.75%, 07/15/21	2,071	2,239,331
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)	250	246,803
2.95%, 07/23/21 (Call 06/23/21)	1,000	1,016,160
Citigroup Inc.
2.35%, 08/02/21	1,453	1,445,648
2.70%, 03/30/21	2,663	2,690,163
2.90%, 12/08/21 (Call 11/08/21)	1,990	2,018,139
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	500	501,965
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	805	799,301
Commonwealth Bank of Australia/New York NY
2.55%, 03/15/21	800	806,616

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Cooperatieve Rabobank UA
4.50%, 01/11/21	$1,376	$1,481,759
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	1,800	1,819,242
Credit Suisse AG/New York NY
3.00%, 10/29/21	1,250	1,281,187
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	1,600	1,649,520
Deutsche Bank AG
3.13%, 01/13/21	1,085	1,098,280
3.38%, 05/12/21	1,293	1,319,338
4.25%, 10/14/21	2,800	2,946,720
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)	500	511,360
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	1,000	1,000,670
2.88%, 10/01/21 (Call 09/01/21)	650	663,169
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	1,509	1,495,479
2.63%, 04/25/21 (Call 03/25/21)	2,267	2,279,514
2.88%, 02/25/21 (Call 01/25/21)[a]	1,442	1,464,683
5.25%, 07/27/21[a]	2,978	3,272,316
HSBC Holdings PLC
2.95%, 05/25/21	2,600	2,648,672
3.40%, 03/08/21	2,165	2,239,238
5.10%, 04/05/21	1,821	1,991,172
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	695	709,741
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	2,033	2,030,581
2.40%, 06/07/21 (Call 05/07/21)	800	802,880
2.55%, 03/01/21 (Call 02/01/21)	3,288	3,322,031
4.35%, 08/15/21	2,260	2,428,845
4.63%, 05/10/21	1,623	1,757,206
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	500	503,615
KeyCorp
5.10%, 03/24/21	1,087	1,192,026
Lloyds Bank PLC
6.38%, 01/21/21[a]	715	808,701
Lloyds Banking Group PLC
3.10%, 07/06/21	1,050	1,069,918
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	1,500	1,482,525
2.95%, 03/01/21	2,115	2,153,176
Mizuho Financial Group Inc.
2.27%, 09/13/21[a]	1,000	986,760
Morgan Stanley
2.50%, 04/21/21	2,295	2,302,367
2.63%, 11/17/21	3,020	3,029,875
5.50%, 07/28/21	2,129	2,370,599
5.75%, 01/25/21	1,875	2,080,650
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	245,380
2.63%, 01/14/21	1,400	1,417,248
Northern Trust Corp.
3.38%, 08/23/21	285	297,172
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[b]	1,000	998,560
2.55%, 12/09/21 (Call 11/09/21)[b]	510	515,437

Security	Principal (000s)	Value
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)[a]	$655	$671,329
Royal Bank of Canada
2.50%, 01/19/21	975	986,612
Santander UK Group Holdings PLC
2.88%, 08/05/21	800	803,928
3.13%, 01/08/21	1,471	1,499,023
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21[a]	500	491,530
2.63%, 03/15/21	1,250	1,263,875
State Street Corp.
1.95%, 05/19/21[a]	15	14,882
4.38%, 03/07/21	1,221	1,311,830
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	1,785	1,758,778
2.44%, 10/19/21	370	369,097
2.93%, 03/09/21	2,061	2,098,469
SunTrust Banks Inc.
2.90%, 03/03/21 (Call 02/03/21)	1,105	1,125,984
Svenska Handelsbanken AB
1.88%, 09/07/21	500	493,185
2.45%, 03/30/21	1,250	1,261,150
Toronto-Dominion Bank (The)
1.80%, 07/13/21	1,311	1,295,124
2.13%, 04/07/21	1,366	1,365,071
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	1,491	1,503,599
4.13%, 05/24/21 (Call 04/23/21)	399	427,297
Wells Fargo & Co.
2.10%, 07/26/21	2,589	2,560,366
2.50%, 03/04/21	2,589	2,607,278
3.00%, 01/22/21	950	973,845
4.60%, 04/01/21	2,375	2,562,862
Westpac Banking Corp.
2.00%, 08/19/21	1,400	1,383,424
2.10%, 05/13/21[a]	895	888,941

		126,926,103
BEVERAGES — 2.92%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	6,548	6,657,090
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	156	167,783
Coca-Cola Co. (The)
1.55%, 09/01/21[a]	450	443,137
3.30%, 09/01/21	1,251	1,312,061
Coca-Cola European Partners US LLC
3.25%, 08/19/21 (Call 05/19/21)	200	205,576
4.50%, 09/01/21 (Call 06/01/21)	200	214,338
Constellation Brands Inc.
3.75%, 05/01/21[a]	325	340,161
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	945	933,603
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	495	488,862
3.00%, 08/25/21	977	1,016,266

		11,778,877

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
BIOTECHNOLOGY — 1.22%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	$405	$398,573
3.88%, 11/15/21 (Call 08/15/21)	1,165	1,238,966
4.10%, 06/15/21 (Call 03/15/21)	1,418	1,511,318
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	1,248	1,353,718
4.50%, 04/01/21 (Call 01/01/21)	399	431,040

		4,933,615
BUILDING MATERIALS — 0.42%
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	200	209,842
4.25%, 03/01/21	155	164,824
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	400	411,792
Vulcan Materials Co.
7.50%, 06/15/21	760	897,112

		1,683,570
CHEMICALS — 1.32%
Air Products & Chemicals Inc.
3.00%, 11/03/21	250	258,523
Celanese U.S. Holdings LLC
5.88%, 06/15/21	279	312,592
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)[a]	1,172	1,255,786
EI du Pont de Nemours & Co.
3.63%, 01/15/21	729	764,757
4.25%, 04/01/21	277	295,861
LyondellBasell Industries NV
6.00%, 11/15/21 (Call 08/17/21)	850	963,917
Monsanto Co.
2.75%, 07/15/21	325	329,868
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	400	416,876
Praxair Inc.
3.00%, 09/01/21	300	309,171
4.05%, 03/15/21	105	111,801
Westlake Chemical Corp.
4.63%, 02/15/21 (Call 02/15/18)	300	310,806

		5,329,958
COMMERCIAL SERVICES — 0.67%
Ecolab Inc.
4.35%, 12/08/21	917	998,585
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	155	154,289
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	590	596,584
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	547	570,340

Security	Principal (000s)	Value
Verisk Analytics Inc.
5.80%, 05/01/21	$350	$388,812

		2,708,610
COMPUTERS — 3.80%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	1,165	1,143,121
2.25%, 02/23/21 (Call 01/23/21)	2,205	2,225,948
2.85%, 05/06/21	2,689	2,769,562
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)[c]	4,020	4,245,120
HP Inc.
4.30%, 06/01/21	433	460,353
4.38%, 09/15/21	1,520	1,622,342
4.65%, 12/09/21	1,409	1,523,862
International Business Machines Corp.
2.25%, 02/19/21	650	655,252
2.90%, 11/01/21	350	360,311
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	342	350,936

		15,356,807
COSMETICS & PERSONAL CARE — 0.81%
Colgate-Palmolive Co.
2.45%, 11/15/21	120	121,930
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)[a]	385	379,741
Procter & Gamble Co. (The)
1.70%, 11/03/21	791	784,276
1.85%, 02/02/21	710	709,084
Series A
9.36%, 01/01/21	37	42,680
Unilever Capital Corp.
1.38%, 07/28/21	100	97,130
4.25%, 02/10/21	1,075	1,153,045

		3,287,886
DIVERSIFIED FINANCIAL SERVICES — 2.51%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	1,150	1,221,208
5.00%, 10/01/21	700	758,331
Air Lease Corp.
3.38%, 06/01/21 (Call 05/01/21)	425	437,478
3.88%, 04/01/21 (Call 03/01/21)	550	573,842
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	1,860	1,863,125
HSBC Finance Corp.
6.68%, 01/15/21	2,248	2,549,929
International Lease Finance Corp.
4.63%, 04/15/21[a]	345	367,715
Jefferies Group LLC
6.88%, 04/15/21	706	805,094
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	785	781,797
Synchrony Financial
3.75%, 08/15/21 (Call 06/15/21)[a]	772	797,337

		10,155,856

233

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
ELECTRIC — 3.70%
Appalachian Power Co.
4.60%, 03/30/21 (Call 12/30/20)	$100	$107,608
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	395	391,137
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	350	364,661
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	408	404,450
Dominion Energy Inc.
4.10%, 04/01/21[d]	385	403,830
4.45%, 03/15/21	606	649,741
Series C
2.00%, 08/15/21 (Call 07/15/21)	300	295,020
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	434	462,119
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	1,113	1,092,276
3.55%, 09/15/21 (Call 06/15/21)[a]	944	986,395
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	155	159,855
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	445	448,124
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	140	146,604
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)[a]	475	474,848
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	965	948,624
Georgia Power Co.
2.40%, 04/01/21 (Call 03/01/21)	225	225,837
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	150	159,585
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	300	319,377
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21 (Call 03/01/21)	350	375,665
Ohio Power Co. Series M
5.38%, 10/01/21[a]	278	310,220
Pacific Gas & Electric Co.
3.25%, 09/15/21 (Call 06/15/21)	325	335,176
4.25%, 05/15/21 (Call 02/15/21)	50	53,189
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	400	423,916
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	100	98,158
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	155	159,369
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	70	74,453
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	685	698,789
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	245	243,148

Security	Principal (000s)	Value
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)[a]	$275	$269,572
Puget Energy Inc.
6.00%, 09/01/21	205	231,478
San Diego Gas & Electric Co.
3.00%, 08/15/21[a]	385	398,067
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	100	105,129
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	470	498,524
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	1,806	1,801,413
Southern Power Co.
2.50%, 12/15/21 (Call 11/15/21)	275	274,983
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	150	154,004
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)[a]	420	422,747

		14,968,091
ELECTRICAL COMPONENTS & EQUIPMENT — 0.14%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	564	577,440

		577,440
ELECTRONICS — 0.92%
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	185	189,553
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	400	409,356
FLIR Systems Inc.
3.13%, 06/15/21 (Call 05/15/21)	225	228,197
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	575	573,229
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	1,347	1,332,169
4.25%, 03/01/21	559	601,177
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	365	398,562

		3,732,243
ENGINEERING & CONSTRUCTION — 0.08%
Fluor Corp.
3.38%, 09/15/21	303	314,547

		314,547
ENVIRONMENTAL CONTROL — 0.28%
Republic Services Inc.
5.25%, 11/15/21	579	642,655
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	450	485,469

		1,128,124

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
FOOD — 0.92%
Campbell Soup Co.
4.25%, 04/15/21	$305	$325,377
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	828	854,223
JM Smucker Co. (The)
3.50%, 10/15/21	386	402,922
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	315	316,707
2.95%, 11/01/21 (Call 10/01/21)	563	571,670
3.30%, 01/15/21 (Call 12/15/20)	382	393,128
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	855	865,072

		3,729,099
FOREST PRODUCTS & PAPER — 0.07%
Celulosa Arauco y Constitucion SA
5.00%, 01/21/21[a]	150	158,875
International Paper Co.
7.50%, 08/15/21	105	125,095

		283,970
GAS — 0.19%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	435	459,960
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	156	166,284
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	125	129,199

		755,443
HAND & MACHINE TOOLS — 0.02%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	60	62,710

		62,710
HEALTH CARE — PRODUCTS — 1.85%
Abbott Laboratories
2.90%, 11/30/21 (Call 10/30/21)	2,538	2,582,694
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	365	357,302
Becton Dickinson and Co.
3.13%, 11/08/21	1,107	1,132,306
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	375	402,401
Medtronic Inc.
4.13%, 03/15/21 (Call 12/15/20)	325	345,907
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	1,065	1,086,204
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	906	947,142
4.50%, 03/01/21	542	581,750

Security	Principal (000s)	Value
Zimmer Biomet Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	$50	$51,410

		7,487,116
HEALTH CARE — SERVICES — 1.11%
Aetna Inc.
4.13%, 06/01/21 (Call 03/01/21)	180	190,629
Anthem Inc.
3.70%, 08/15/21 (Call 05/15/21)	641	669,999
Cigna Corp.
4.50%, 03/15/21 (Call 12/15/20)	270	288,832
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	573	632,896
Quest Diagnostics Inc.
4.70%, 04/01/21	359	386,736
UnitedHealth Group Inc.
2.13%, 03/15/21	975	974,308
2.88%, 12/15/21	815	836,239
3.38%, 11/15/21 (Call 08/15/21)	159	166,129
4.70%, 02/15/21 (Call 11/15/20)	320	346,109

		4,491,877
HOME FURNISHINGS — 0.07%
Whirlpool Corp.
4.85%, 06/15/21	275	299,599

		299,599
HOUSEHOLD PRODUCTS & WARES — 0.04%
Clorox Co. (The)
3.80%, 11/15/21	150	158,694

		158,694
HOUSEWARES — 0.31%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	850	875,279
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	357	381,519

		1,256,798
INSURANCE — 1.97%
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)[a]	1,748	1,806,313
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	200	202,738
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21[a]	1,093	1,177,248
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	450	454,536
3.75%, 08/15/21[a]	363	386,504
CNA Financial Corp.
5.75%, 08/15/21	275	306,939

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Lincoln National Corp.
4.85%, 06/24/21	$150	$162,587
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	262	285,601
MetLife Inc.
4.75%, 02/08/21	800	871,688
Progressive Corp. (The)
3.75%, 08/23/21	282	297,541
Prudential Financial Inc.
4.50%, 11/16/21	450	489,407
Reinsurance Group of America Inc.
5.00%, 06/01/21	145	157,627
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	600	614,652
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	250	252,765
Willis Towers Watson PLC
5.75%, 03/15/21	258	284,571
XLIT Ltd.
5.75%, 10/01/21	175	195,466

		7,946,183
INTERNET — 0.99%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	1,000	1,025,450
Alphabet Inc.
3.63%, 05/19/21	733	778,468
Amazon.com Inc.
3.30%, 12/05/21 (Call 10/05/21)	1,085	1,135,973
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	604	613,719
JD.com Inc.
3.13%, 04/29/21	450	450,855

		4,004,465
IRON & STEEL — 0.34%
Vale Overseas Ltd.
5.88%, 06/10/21	1,250	1,365,188

		1,365,188
LODGING — 0.16%
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	400	406,652
Series N
3.13%, 10/15/21 (Call 07/15/21)	250	256,165

		662,817
MACHINERY — 1.35%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	1,110	1,091,308
Caterpillar Inc.
3.90%, 05/27/21	1,269	1,357,272
John Deere Capital Corp.
2.55%, 01/08/21	685	696,131
2.80%, 03/04/21	454	464,905

Security	Principal (000s)	Value
3.15%, 10/15/21	$481	$499,874
3.90%, 07/12/21	108	115,081
Komatsu Mining Corp.
5.13%, 10/15/21	225	250,038
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	341	344,754
Xylem Inc./NY
4.88%, 10/01/21	580	632,159

		5,451,522
MANUFACTURING — 1.12%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	500	495,330
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	100	106,510
General Electric Co.
4.63%, 01/07/21	978	1,062,793
4.65%, 10/17/21	1,287	1,417,618
5.30%, 02/11/21	1,309	1,447,256

		4,529,507
MEDIA — 2.24%
21st Century Fox America Inc.
4.50%, 02/15/21	752	808,009
CBS Corp.
4.30%, 02/15/21 (Call 11/15/20)	135	143,361
Discovery Communications LLC
4.38%, 06/15/21	485	513,576
NBCUniversal Media LLC
4.38%, 04/01/21	1,578	1,705,345
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	50	52,460
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	1,027	1,077,723
4.13%, 02/15/21 (Call 11/15/20)	235	246,484
Time Warner Inc.
4.70%, 01/15/21	935	1,008,201
4.75%, 03/29/21	1,000	1,080,650
Viacom Inc.
3.88%, 12/15/21	650	677,131
Walt Disney Co. (The)
2.30%, 02/12/21	545	552,314
2.75%, 08/16/21	585	600,345
3.75%, 06/01/21	550	584,270

		9,049,869
MINING — 0.74%
Barrick North America Finance LLC
4.40%, 05/30/21	835	900,848
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21[a]	1,010	1,059,581
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)[a]	677	704,114
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	295	313,060

		2,977,603

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.35%
Pitney Bowes Inc.
3.38%, 10/01/21 (Call 09/01/21)[a]	$620	$621,333
Xerox Corp.
4.50%, 05/15/21	749	790,667

		1,412,000
OIL & GAS — 5.15%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	1,065	1,136,280
Apache Corp.
3.63%, 02/01/21 (Call 11/01/20)	327	338,680
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	820	817,040
3.56%, 11/01/21	830	873,069
4.74%, 03/11/21	1,120	1,220,486
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	468	483,421
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	1,051	1,052,450
ConocoPhillips Co.
2.88%, 11/15/21 (Call 09/15/21)[a]	957	976,839
4.20%, 03/15/21 (Call 02/15/21)[a]	1,025	1,094,024
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)	530	550,707
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	475	486,927
EOG Resources Inc.
4.10%, 02/01/21	606	640,215
EQT Corp.
4.88%, 11/15/21	584	631,100
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)[a]	2,039	2,058,513
Marathon Petroleum Corp.
5.13%, 03/01/21	799	871,797
Nabors Industries Inc.
4.63%, 09/15/21	787	760,730
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	846	895,584
5.63%, 05/01/21 (Call 08/31/17)	382	393,044
Occidental Petroleum Corp. Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,006	1,072,366
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	600	619,494
Shell International Finance BV
1.75%, 09/12/21	625	616,813
1.88%, 05/10/21	1,558	1,548,231
Total Capital International SA
2.75%, 06/19/21	998	1,021,712
Total Capital SA
4.13%, 01/28/21[a]	327	349,383

Security	Principal (000s)	Value
4.25%, 12/15/21	$278	$300,740

		20,809,645
OIL & GAS SERVICES — 0.21%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	488	503,523
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	327	336,774

		840,297
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	125	133,761

		133,761
PHARMACEUTICALS — 4.73%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	1,697	1,698,935
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	421	437,486
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)	375	386,647
4.75%, 11/15/21[a]	975	1,066,845
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	1,170	1,163,132
2.45%, 12/05/21	175	178,309
3.55%, 05/15/21	250	265,040
McKesson Corp.
4.75%, 03/01/21 (Call 12/01/20)	450	484,942
Merck & Co. Inc.
3.88%, 01/15/21 (Call 10/15/20)	685	726,888
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	1,962	2,004,654
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	500	515,915
3.50%, 12/15/21 (Call 10/15/21)	200	207,162
Pfizer Inc.
1.95%, 06/03/21	740	740,496
2.20%, 12/15/21	1,060	1,069,996
Sanofi
4.00%, 03/29/21	1,440	1,535,357
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	2,994	2,984,449
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21	635	658,495
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	365	378,713
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	2,640	2,603,806

		19,107,267

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
PIPELINES — 2.22%
ANR Pipeline Co.
9.63%, 11/01/21	$216	$275,082
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	145	153,978
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	400	421,440
Energy Transfer LP
4.65%, 06/01/21 (Call 03/01/21)	971	1,030,969
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	695	704,619
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	1,108	1,135,334
5.00%, 10/01/21 (Call 07/01/21)	180	194,251
5.80%, 03/01/21	160	175,680
Magellan Midstream Partners LP
4.25%, 02/01/21	300	317,523
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)[a]	422	451,460
Regency Energy Partners LP/Regency Energy Finance Corp.
6.50%, 07/15/21 (Call 08/11/17)	225	229,883
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[a]	1,700	1,855,635
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	350	372,375
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	500	527,325
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	507	545,796
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	550	575,069

		8,966,419
REAL ESTATE — 0.13%
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	486	502,995

		502,995
REAL ESTATE INVESTMENT TRUSTS — 2.78%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	1,025	1,056,057
3.45%, 09/15/21	371	385,232
5.90%, 11/01/21	105	118,859
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	634	672,382
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	128,198
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)[a]	590	583,008
3.40%, 02/15/21 (Call 01/15/21)	770	792,884
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	565	572,531
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	390	423,610
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)[a]	1,213	1,316,505

Security	Principal (000s)	Value
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	$281	$307,004
Healthcare Realty Trust Inc.
5.75%, 01/15/21	50	54,849
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (Call 05/15/21)	100	102,633
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	100	101,318
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	460	481,243
Host Hotels & Resorts LP
6.00%, 10/01/21 (Call 07/01/21)	210	234,465
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	402	409,940
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	250	274,490
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)[a]	586	589,235
4.13%, 12/01/21 (Call 09/01/21)[a]	192	205,417
4.38%, 03/01/21 (Call 12/01/20)	719	767,590
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	831	892,660
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	225	234,122
Welltower Inc.
4.95%, 01/15/21 (Call 10/15/20)[a]	225	242,282
Weyerhaeuser Co.
4.70%, 03/15/21 (Call 12/15/20)	275	293,087

		11,239,601
RETAIL — 3.07%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	175	178,847
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	569	621,137
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)[a]	525	527,557
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)[a]	2,031	2,019,301
4.13%, 05/15/21 (Call 02/15/21)	286	303,658
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	1,205	1,206,301
4.40%, 04/01/21 (Call 01/01/21)	805	869,899
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	844	869,852
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)	180	190,312
3.80%, 11/15/21 (Call 08/15/21)[a]	405	431,487
Macy’s Retail Holdings Inc.
3.45%, 01/15/21 (Call 12/15/20)[a]	325	326,046
McDonald’s Corp.
3.63%, 05/20/21	550	578,534
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	253	261,807
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	200	215,892
4.88%, 01/14/21 (Call 10/14/20)	250	268,960

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	$740	$744,388
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	809	825,949
Wal-Mart Stores Inc.
4.25%, 04/15/21[a]	613	663,015
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	1,270	1,313,091

		12,416,033
SEMICONDUCTORS — 1.60%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	840	844,057
Applied Materials Inc.
4.30%, 06/15/21	497	537,868
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	495	490,792
3.30%, 10/01/21	1,527	1,602,724
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	491	520,642
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	765	781,463
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	1,010	1,005,728
Texas Instruments Inc.
2.75%, 03/12/21 (Call 02/12/21)	350	358,901
Xilinx Inc.
3.00%, 03/15/21	320	327,491

		6,469,666
SOFTWARE — 2.29%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	660	657,241
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	375	391,583
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	510	506,425
Fiserv Inc.
4.75%, 06/15/21	100	108,257
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	2,058	2,025,010
4.00%, 02/08/21[a]	640	684,653
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	3,101	3,083,014
2.80%, 07/08/21	1,732	1,783,319

		9,239,502
TELECOMMUNICATIONS — 5.23%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)[a]	1,395	1,415,827
3.88%, 08/15/21	1,946	2,042,405
4.45%, 05/15/21[a]	982	1,051,300
4.60%, 02/15/21 (Call 11/15/20)[a]	645	689,815
5.00%, 03/01/21[a]	1,166	1,266,509
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	1,740	1,728,307

Security	Principal (000s)	Value
2.20%, 02/28/21	$2,152	$2,170,830
2.90%, 03/04/21	261	269,245
Juniper Networks Inc.
4.60%, 03/15/21	125	133,876
Motorola Solutions Inc.
3.50%, 09/01/21	500	514,345
Orange SA
4.13%, 09/14/21[a]	723	773,928
Qwest Corp.
6.75%, 12/01/21	836	923,237
Telefonica Emisiones SAU
5.46%, 02/16/21	1,097	1,210,408
Verizon Communications Inc.
1.75%, 08/15/21	785	764,088
3.00%, 11/01/21 (Call 09/01/21)	1,597	1,625,602
3.45%, 03/15/21	765	793,978
3.50%, 11/01/21	2,020	2,094,013
4.60%, 04/01/21	1,212	1,304,294
Vodafone Group PLC
4.38%, 03/16/21	330	352,895

		21,124,902
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	85	86,520
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	265	260,630

		347,150
TRANSPORTATION — 1.07%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (Call 06/15/21)[a]	585	611,957
4.10%, 06/01/21 (Call 03/01/21)	100	106,465
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	350	358,050
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)[a]	500	533,860
Norfolk Southern Corp.
3.25%, 12/01/21 (Call 09/01/21)	334	345,366
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	470	467,232
3.45%, 11/15/21 (Call 10/15/21)[a]	100	104,112
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)	520	552,489
United Parcel Service Inc.
3.13%, 01/15/21	1,213	1,261,362

		4,340,893

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

July 31, 2017

Security	Principal or Shares (000s)	Value
TRUCKING & LEASING — 0.07%
GATX Corp.
4.85%, 06/01/21[a]	$275	$298,947

		298,947

TOTAL CORPORATE BONDS & NOTES
(Cost: $395,449,785)		398,621,677

SHORT-TERM INVESTMENTS — 5.58%

MONEY MARKET FUNDS — 5.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	19,354	19,359,830
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[e,f]	3,202	3,202,223

		22,562,053

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,557,827)		22,562,053

TOTAL INVESTMENTS IN SECURITIES — 104.22%
(Cost: $418,007,612)[h]		421,183,730
Other Assets, Less Liabilities — (4.22)%		(17,039,515)

NET ASSETS — 100.00%		$404,144,215

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $418,029,316. Net unrealized appreciation was $3,154,414, of which $3,365,787 represented gross unrealized appreciation on securities and $211,373 represented gross unrealized depreciation on securities.

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.15%, 04/29/21	$500	$500	$—	$1,000	$998,560	$13,006	$—
2.55%, 12/09/21	—	510	—	510	515,437	4,269	—

					$1,513,997	$17,275	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$398,621,677	$—	$398,621,677
Money market funds	22,562,053	—	—	22,562,053

Total	$22,562,053	$398,621,677	$—	$421,183,730

241

Schedule of Investments  (Unaudited)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.03%

ALABAMA — 1.42%
Alabama Federal Aid Highway Finance Authority GO
5.00%, 09/01/21	$240	$274,409
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21	65	71,747
5.00%, 09/01/21	100	115,154
Alabama Public School & College Authority RB
Series A
5.00%, 02/01/21	70	79,253
5.00%, 05/01/21	100	114,063
Series B
5.00%, 01/01/21	130	146,814
5.00%, 05/01/21	110	125,122
City of Huntsville AL GO
5.00%, 03/01/22 (PR 09/01/21)	115	132,212
Series A
5.00%, 08/01/21	90	103,216
State of Alabama GO
5.00%, 08/01/21	360	413,320
Series A
5.00%, 11/01/21	100	115,621
University of Alabama (The) RB Series A
5.00%, 07/01/21	230	263,626

		1,954,557
ALASKA — 0.44%
Alaska Municipal Bond Bank Authority RB
Series 3
5.00%, 07/01/21	65	73,834
5.00%, 10/01/21	50	57,096
Borough of North Slope AK GO Series B
5.00%, 10/30/21	50	57,349
City of Anchorage AK Electric Revenue RB Series A
4.00%, 12/01/21	35	38,761
City of Valdez AK RB
Series B
5.00%, 01/01/21	220	244,229
Series C
5.00%, 01/01/21	20	22,203
Municipality of Anchorage AK GO Series B
5.00%, 09/01/21 (NPFGC)	25	28,545
State of Alaska GO
4.00%, 08/01/21	50	55,043
University of Alaska RB Series S
4.00%, 10/01/21	20	22,033

		599,093

Security	Principal (000s)	Value
ARIZONA — 2.81%
Arizona Board of Regents COP
Series B
5.00%, 06/01/21	$50	$56,671
Series C
5.00%, 06/01/21	80	90,673
Arizona School Facilities Board COP Series A
5.00%, 09/01/21	150	171,978
Arizona State University RB Series A
5.00%, 07/01/21	75	85,965
Arizona Transportation Board RB
5.00%, 07/01/21	345	394,946
Arizona Water Infrastructure Finance Authority RB
5.00%, 10/01/21	120	138,635
Series A
5.00%, 10/01/21	120	138,635
City of Phoenix AZ GO
4.00%, 07/01/21	140	155,123
Series C
4.00%, 07/01/21	25	27,700
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	40	44,224
5.00%, 07/01/21	380	435,557
Series A
5.00%, 07/01/21	105	120,264
City of Scottsdale AZ GOL
5.00%, 07/01/21	195	223,751
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/21	95	108,889
Series B
5.00%, 07/01/21	75	85,903
Maricopa County Community College District GO
5.00%, 07/01/21	340	389,987
Series D
4.00%, 07/01/21	145	160,545
Maricopa County Unified School District No. 80 Chandler GOL
5.00%, 07/01/21	300	343,116
Pima County Regional Transportation Authority RB
5.00%, 06/01/21	200	228,522
Salt River Project Agricultural Improvement & Power District RB Series A
5.00%, 12/01/21	240	278,909
State of Arizona COP
5.00%, 09/01/21	45	51,458
University of Arizona RB
4.00%, 08/01/21	45	49,668
5.00%, 06/01/21	70	79,983

		3,861,102

242

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
ARKANSAS — 0.53%
Arkansas Development Finance Authority RB Series C
5.00%, 06/01/21	$90	$102,986
State of Arkansas GO
5.00%, 06/15/21	340	389,772
5.00%, 10/01/21	120	138,742
University of Arkansas RB
5.00%, 09/15/21	75	86,425
5.00%, 11/01/21	10	11,564

		729,489
CALIFORNIA — 8.88%
91 Express Lanes Toll Road RB
5.00%, 08/15/21	50	57,614
Alameda Corridor Transportation Authority RB Series A
4.00%, 10/01/21	100	108,665
Alameda Unified School District-Alameda County/CA GO Series A
0.00%, 08/01/21 (AGM)	25	23,567
California Health Facilities Financing Authority RB
5.00%, 08/15/21	25	28,777
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21	100	114,248
Series A-1
5.00%, 10/01/21	20	23,185
California Municipal Finance Authority RB Series A
4.00%, 10/01/21	35	39,076
California State Public Works Board RB
5.00%, 06/01/21	110	125,925
Series A
5.00%, 04/01/21	70	79,757
5.00%, 09/01/21	70	80,719
Series C
5.00%, 10/01/21	180	208,073
Series D
5.00%, 12/01/21	150	174,237
Series E
5.00%, 09/01/21	195	224,860
Series F
5.00%, 10/01/21 (ETM)	50	57,908
Series G
5.00%, 05/01/21	75	85,657
5.00%, 11/01/21	140	162,228
Series I
4.00%, 11/01/21	160	178,787
5.00%, 11/01/21	40	46,351
California State University RB
Series A
4.00%, 11/01/21	105	117,391
5.00%, 11/01/21	190	220,766
California Statewide Communities Development Authority RB
5.00%, 05/15/21	50	55,845
Series A
5.00%, 08/15/21	60	69,065

Security	Principal (000s)	Value
City & County of San Francisco CA GO Series A
5.00%, 06/15/21	$25	$28,751
City of Los Angeles CA GO Series B
5.00%, 09/01/21	155	179,205
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/21	50	57,374
Series C
5.00%, 06/01/21	115	131,928
City of Los Angeles Department of Airports RB
Series B
5.00%, 05/15/21	50	57,338
Series C
5.00%, 05/15/21	30	34,391
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/21	130	151,051
City of Santa Rosa CA Wastewater Revenue RB Series B
0.00%, 09/01/21 (AMBAC)	100	93,876
County of Los Angeles CA COP
5.00%, 09/01/21	45	51,651
El Camino Community College District GO Series C
0.00%, 08/01/21	35	33,032
Escondido Union High School District GO
0.00%, 08/01/21 (AGC)	75	70,700
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO Series A
0.00%, 10/01/21 (NPFGC)	60	56,366
Garden Grove Unified School District GO Series A
0.00%, 08/01/21	35	32,993
Los Altos Elementary School District GO
4.00%, 08/01/21	100	111,248
Los Angeles Community College District/CA GO Series I
4.00%, 08/01/21	125	139,434
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/21	160	184,054
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21	80	91,984
Los Angeles Department of Water & Power System Revenue RB
Series A
4.50%, 07/01/21	190	215,165
5.00%, 07/01/21	120	138,191
Series B
5.00%, 07/01/21	15	17,274
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/21	205	235,736
Series A-1
5.00%, 07/01/21	100	114,993
Series A-2
5.00%, 07/01/21	155	178,239
Series C
5.00%, 07/01/21	240	275,983
Series D
5.00%, 07/01/21	215	247,235

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Metropolitan Water District of Southern California RB Series E
5.00%, 07/01/21	$150	$172,614
Moreno Valley Unified School District/CA GO
0.00%, 08/01/21	50	47,021
Municipal Improvement Corp. of Los Angeles RB Series B
5.00%, 11/01/21	225	260,248
North Orange County Community College District/CA GO Series B
0.00%, 08/01/21 (NPFGC)	75	71,037
Orange County Sanitation District RB Series A
5.00%, 02/01/21	15	17,048
Palo Alto Unified School District GO
0.00%, 08/01/21	20	18,943
Rancho Cucamonga Redevelopment Agency Successor Agency RB
5.00%, 09/01/21	90	103,419
Regents of the University of California Medical Center Pooled Revenue RB Series J
5.00%, 05/15/21	60	68,781
Rocklin Unified School District GO
0.00%, 08/01/21	75	70,616
Sacramento City Financing Authority RB Series A
5.00%, 05/01/21	75	84,907
San Diego Community College District GO
0.00%, 08/01/21	100	94,603
5.00%, 08/01/21	100	115,454
San Diego Regional Building Authority RB Series A
5.00%, 10/15/21	45	52,198
San Diego Unified School District/CA GO Series R-3
4.00%, 07/01/21	40	44,467
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/21	100	114,539
Second Series A
5.00%, 05/01/21	100	114,539
San Mateo Union High School District GO Series A
5.00%, 09/01/21	100	115,573
Santa Ana Unified School District GO Series A
0.00%, 08/01/21	100	94,266
Santa Monica Community College District GO Series A
0.00%, 08/01/21 (FGIC)	25	23,595
South Orange County Public Financing Authority ST Series A
5.00%, 08/15/21	50	56,082
Southern California Public Power Authority RB Series A
5.00%, 07/01/21	25	28,728
State of California Department of Water Resources Power Supply Revenue RB
Series N
5.00%, 05/01/21	200	229,318

Security	Principal (000s)	Value
Series O
5.00%, 05/01/21	$420	$481,568
State of California Department of Water Resources RB Series AK
5.00%, 12/01/21	465	542,097
State of California GO
4.00%, 10/01/21	65	72,599
5.00%, 02/01/21	405	459,829
5.00%, 08/01/21	600	691,152
5.00%, 09/01/21	575	663,958
5.00%, 10/01/21	280	324,099
5.00%, 11/01/21	530	614,943
5.00%, 12/01/21	265	308,206
Series B
5.00%, 09/01/21	340	392,601
Sweetwater Union High School District GO Series C
0.00%, 08/01/21 (AGM)	55	51,846
University of California RB
Series AB
5.00%, 05/15/21	195	223,694
Series AO
5.00%, 05/15/21	35	40,150
Ventura County Community College District GO Series 2002-C
0.00%, 08/01/21	120	112,985

		12,188,616
COLORADO — 0.88%
Board of Governors of Colorado State University System RB
Series B
5.00%, 03/01/21	60	68,034
Series E
5.00%, 03/01/21	125	141,737
City & County of Denver CO Airport System Revenue RB Series B
5.00%, 11/15/21	95	108,941
City & County of Denver CO COP Series 2010B
4.00%, 12/01/21	20	22,150
City of Colorado Springs CO Utilities System Revenue RB Series A
5.00%, 11/15/21	50	57,856
Colorado Water Resources & Power Development Authority RB Series A
5.00%, 03/01/21	100	113,528
Denver City & County School District No. 1 GO
Series A
5.25%, 12/01/21 (NPFGC, SAW)	50	58,563
Series B
4.00%, 12/01/21	100	111,645
Series C
5.00%, 12/01/21 (SAW)	115	133,485
E-470 Public Highway Authority RB Series B
0.00%, 09/01/21 (NPFGC)	35	32,395

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
University of Colorado RB
5.00%, 06/01/31 (PR 06/01/21)	$275	$314,812
Series A
5.00%, 06/01/21	40	45,737

		1,208,883
CONNECTICUT — 1.61%
City of Stamford CT GO
4.00%, 07/01/21	100	111,087
Connecticut State Health & Educational Facility Authority RB
Series E
5.00%, 07/01/21	25	28,531
Series O
4.00%, 11/01/21	35	38,191
State of Connecticut Clean Water Fund — State Revolving Fund RB Series A
5.00%, 03/01/21	100	113,578
State of Connecticut GO
Series A
5.00%, 10/15/21	60	67,684
Series B
5.00%, 05/15/21	65	72,686
Series C
5.00%, 07/15/21	100	112,258
Series E
4.00%, 09/15/21	40	43,468
5.00%, 10/15/21	250	282,017
Series G
5.00%, 11/01/21	400	451,600
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/21	240	271,013
5.00%, 09/01/21	80	90,516
5.00%, 10/01/21	195	221,068
Series B
5.00%, 08/01/21	25	28,231
University of Connecticut RB Series A
5.00%, 08/15/21	240	272,978

		2,204,906
DELAWARE — 0.50%
County of New Castle DE GO Series A
5.00%, 07/15/21	90	103,500
Delaware Transportation Authority RB
5.00%, 06/01/21	125	142,020
5.00%, 07/01/21	330	378,246
State of Delaware GO Series B
5.00%, 07/01/21	35	40,204
University of Delaware RB Series A
5.00%, 11/01/21	15	17,352

		681,322

Security	Principal (000s)	Value
DISTRICT OF COLUMBIA — 1.49%
District of Columbia GO
Series A
5.00%, 06/01/21	$370	$423,213
5.00%, 12/01/21	80	92,896
Series E
5.00%, 06/01/21	200	228,764
District of Columbia RB
5.00%, 07/15/21	60	68,350
Series A
5.00%, 12/01/21	150	174,180
Series C
4.00%, 12/01/21	175	195,458
Series F
5.00%, 12/01/21	80	92,896
District of Columbia Water & Sewer Authority RB
Series A
4.00%, 10/01/21	45	49,979
5.00%, 10/01/21	25	28,822
Series C
5.00%, 10/01/21	310	357,390
Metropolitan Washington Airports Authority RB Series F-1
5.00%, 10/01/21	290	333,311

		2,045,259
FLORIDA — 6.27%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/21	135	154,513
Broward Country FL Water & Sewer Utility Revenue RB
5.00%, 10/01/21	160	184,846
City of Gainesville FL Utilities System Revenue RB Series A
5.00%, 10/01/21	50	57,622
City of Jacksonville FL RB
5.00%, 10/01/21	315	361,188
Series B
5.00%, 10/01/21	245	281,539
Series C
5.00%, 10/01/21	110	126,453
City of Miami Beach FL RB
5.00%, 09/01/21	35	40,068
City of Orlando FL RB Series A
5.00%, 11/01/21 (ETM)	90	104,045
City of Tallahassee GO
5.00%, 10/01/21	75	86,366
City of Tampa FL Water & Wastewater System Revenue RB
5.00%, 10/01/21	75	86,564
County of Broward FL Airport System Revenue RB Series Q-1
5.00%, 10/01/21	80	91,790

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
County of Hillsborough FL RB Series A
5.00%, 11/01/21	$40	$46,015
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/21 (AGM)	40	45,930
County of Manatee FL Public Utilities Revenue RB
5.00%, 10/01/21	115	132,226
County of Miami-Dade FL Aviation Revenue RB Series B
4.00%, 10/01/21	30	33,133
County of Miami-Dade FL RB Series B
5.00%, 04/01/21	65	73,471
County of Miami-Dade FL Transit System RB
5.00%, 07/01/21	140	159,429
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21	140	160,971
Series A
5.00%, 10/01/21 (AGM)	40	46,000
County of Orange FL Sales Tax Revenue RB Series C
5.00%, 01/01/21	100	112,718
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/21	125	144,109
County of Orange FL Water Utility System Revenue RB
5.00%, 10/01/21	90	103,976
County of Palm Beach FL RB
4.00%, 06/01/21	160	176,586
Escambia County School Board COP
5.00%, 02/01/21	120	134,689
Florida Department of Environmental Protection RB
5.00%, 07/01/21	75	85,872
Series A
5.00%, 07/01/21	225	257,616
Series B
5.00%, 07/01/21	190	217,542
Florida Department of Management Services COP Series A
5.00%, 08/01/21	120	137,411
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	45,913
Series A
5.00%, 10/01/21	350	401,794
Florida State University Housing Facility Revenue RB Series A
5.00%, 05/01/21	125	142,381
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/21	50	57,351
Series C
5.00%, 07/01/21	55	63,086
Florida’s Turnpike RB Series A
5.00%, 07/01/21	255	292,490
Hillsborough County School Board COP
5.00%, 07/01/21	80	91,299
Hillsborough County School Board RB
5.00%, 10/01/21 (AGM)	60	68,738
Jacksonville Transportation Authority RB
5.00%, 08/01/21	95	108,984

Security	Principal (000s)	Value
JEA Electric System Revenue RB
Series A
5.00%, 10/01/21	$100	$114,957
Series B
5.00%, 10/01/21	50	57,479
JEA Water & Sewer System Revenue RB Series A
5.00%, 10/01/21	225	258,929
Lee County School Board (The) COP
5.00%, 08/01/21	95	108,591
Series B
3.00%, 08/01/21	50	53,249
5.00%, 08/01/21	50	57,153
Miami-Dade County Expressway Authority RB Series B
5.00%, 07/01/21	155	175,748
Orange County School Board COP Series A
5.00%, 08/01/21	60	68,659
Orlando Utilities Commission RB
Series A
5.00%, 10/01/21	65	74,965
Series C
4.00%, 10/01/21	50	55,554
5.25%, 10/01/21	100	116,166
Palm Beach County School District COP
Series B
5.00%, 08/01/21	50	57,111
Series D
5.00%, 08/01/21	90	102,800
Pasco County School Board COP
5.00%, 08/01/21	75	85,165
School Board of Miami-Dade County (The) COP
5.00%, 11/01/21	205	235,006
Series A
5.00%, 05/01/21	115	130,102
School Board of Miami-Dade County (The) GO
5.00%, 03/15/21	240	271,406
School District of Broward County/FL COP
5.00%, 07/01/21	70	79,772
Series A
5.00%, 07/01/21	95	108,262
School District of Broward County/FL GO Series B
5.00%, 07/01/21	20	22,833
South Broward Hospital District RB
5.00%, 05/01/21	50	56,703
St. Johns County School Board COP
5.00%, 07/01/21	75	85,531
State of Florida GO
5.00%, 07/01/21	50	57,413
Series A
5.00%, 06/01/21	230	263,173
5.00%, 07/01/21	50	57,414
Series B
4.00%, 07/01/21	45	49,952
5.00%, 06/01/21	195	223,125

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Series C
5.00%, 06/01/21	$110	$125,865
Series D
5.00%, 06/01/21	75	85,817
Series E
5.00%, 06/01/21	50	57,212
State of Florida Lottery Revenue RB Series A
5.00%, 07/01/21	265	303,303
Tampa Bay Water RB
5.00%, 10/01/21	45	51,939
Volusia County School Board COP Series A
5.00%, 08/01/21	35	39,978

		8,606,056
GEORGIA — 3.06%
City of Atlanta Department of Aviation RB Series A
5.00%, 01/01/21	180	202,700
City of Atlanta Department of Aviation Revenue RB
5.25%, 01/01/21	45	50,969
Series A
4.00%, 01/01/21	75	81,903
Series B
5.00%, 01/01/21	135	152,025
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21	100	115,501
Series B
5.00%, 11/01/21	100	115,501
Columbia County School District GO
5.00%, 04/01/21 (SAW)	135	153,712
Forsyth County School District
5.00%, 02/01/21	75	85,108
Georgia State Road & Tollway Authority RB
Series A
5.00%, 03/01/21 (GTD)	75	85,231
Series B
5.00%, 06/01/21	100	113,777
Gwinnett County Development Authority COP
5.25%, 01/01/21 (NPFGC)	25	28,290
Gwinnett County School District GO
5.00%, 02/01/21 (SAW)	440	499,110
5.00%, 08/01/21 (SAW)	200	230,214
Metropolitan Atlanta Rapid Transit Authority RB Series A
5.00%, 07/01/21	200	229,240
Municipal Electric Authority of Georgia RB
Series A
4.00%, 01/01/21	10	10,781
5.00%, 11/01/21	50	56,677
5.25%, 01/01/21	105	117,543
Series B
5.00%, 01/01/21	340	377,805
State of Georgia GO
Series A
5.00%, 07/01/21	80	91,862
Series A-1
5.00%, 02/01/21	110	124,777

Security	Principal (000s)	Value
Series E-2
5.00%, 09/01/21	$15	$17,308
Series I
5.00%, 07/01/21	400	459,308
5.00%, 11/01/21	85	98,546
Series J-1
4.00%, 07/01/21	450	499,522
Washington Wilkes Payroll Development Authority RB
0.00%, 12/01/21 (ETM)	220	206,796

		4,204,206
HAWAII — 2.82%
City & County Honolulu HI Wastewater System Revenue RB
4.00%, 07/01/21	55	60,897
5.00%, 07/01/21	110	125,991
Series A
4.00%, 07/01/21	245	271,266
5.25%, 07/01/36 (PR 07/01/21)	900	1,041,291
City & County of Honolulu HI GO
Series A
5.00%, 10/01/21	100	115,529
Series B
5.00%, 10/01/21	60	69,317
5.00%, 11/01/21	320	370,563
Series C
4.00%, 11/01/21	100	111,287
5.00%, 10/01/21	70	80,870
County of Hawaii HI GO
5.00%, 09/01/21	200	230,048
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/21	165	188,986
State of Hawaii GO
Series DZ-2017
5.00%, 12/01/21	15	17,391
5.00%, 12/01/21 (ETM)	25	29,022
Series EA
4.00%, 12/01/21	30	33,494
Series EE
5.00%, 11/01/21	35	40,457
Series EF
5.00%, 11/01/21	325	375,671
Series EP
5.00%, 08/01/21	30	34,441
Series EZ
5.00%, 10/01/21	50	57,710
Series FB
5.00%, 04/01/21	100	113,783
Series FE
5.00%, 10/01/21	215	248,151
Series FH
5.00%, 10/01/21	150	173,129
State of Hawaii State Highway Fund Series B
5.00%, 01/01/21	70	79,104

		3,868,398

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
ILLINOIS — 1.48%
Chicago Midway International Airport RB Series B
5.00%, 01/01/21	$70	$78,328
Chicago O’Hare International Airport RB
Series 2015-B
5.00%, 01/01/21	50	56,162
Series A
5.00%, 01/01/21	65	73,011
Series B
5.00%, 01/01/21	15	16,849
Series C
5.00%, 01/01/21	100	112,325
Chicago Transit Authority RB
5.00%, 06/01/21	200	223,818
DuPage County Forest Preserve District GO
5.00%, 01/01/21	40	45,030
Illinois Finance Authority RB
5.00%, 01/01/21	110	124,069
Illinois State Toll Highway Authority RB Series D
5.00%, 01/01/21	135	151,639
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/21	45	40,321
0.00%, 06/15/21 (NPFGC)	45	40,321
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	40	46,420
Series A
6.00%, 07/01/21	25	29,077
State of Illinois GO
4.00%, 02/01/21	75	77,802
4.00%, 09/01/21	75	78,035
5.00%, 02/01/21	110	117,748
5.00%, 06/01/21	45	48,386
5.00%, 07/01/21	200	215,286
5.00%, 08/01/21	45	48,492
Series A
5.00%, 06/01/21	105	112,901
Series B
5.25%, 01/01/21	85	91,565
State of Illinois RB
5.00%, 06/15/21	190	211,022

		2,038,607
INDIANA — 0.61%
Indiana Finance Authority RB
4.00%, 10/01/21 (NPFGC)	100	110,059
Series A
5.00%, 05/01/21	45	50,786
5.00%, 12/01/21	90	103,807
Series C
5.00%, 12/01/21	35	40,580

Security	Principal (000s)	Value
Indiana University RB
Series A
5.00%, 06/01/21	$45	$51,545
Series W-2
5.00%, 08/01/21	320	368,342
Indianapolis Local Public Improvement Bond Bank RB Series K
5.00%, 06/01/21	50	56,487
Purdue University RB Series CC
5.00%, 07/01/21	45	51,710

		833,316
IOWA — 0.28%
City of Des Moines IA GO Series E
5.00%, 06/01/21	105	119,974
Iowa Finance Authority RB
5.00%, 08/01/21	115	132,033
Iowa State Board of Regents RB
4.00%, 09/01/21	125	138,412

		390,419
KANSAS — 0.45%
Kansas Development Finance Authority RB Series C
5.00%, 05/01/21	40	45,594
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/21	255	294,232
Series B
5.00%, 09/01/21	240	276,715

		616,541
LOUISIANA — 0.22%
Louisiana Office Facilities Corp. RB
5.00%, 11/01/21	25	28,648
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/21	10	11,265
State of Louisiana Gasoline & Fuels Tax Revenue RB Series A-1
4.00%, 05/01/21	20	22,004
State of Louisiana GO
Series A
4.00%, 09/01/21	100	110,003
5.00%, 02/01/21	15	16,862
Series C
5.00%, 07/15/21	100	113,831

		302,613
MAINE — 0.50%
Maine Municipal Bond Bank RB
Series B
5.00%, 11/01/21	140	161,514
Series C
5.00%, 11/01/21	255	294,365

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Maine Turnpike Authority RB
5.00%, 07/01/21	$110	$126,036
State of Maine GO Series B
5.00%, 06/01/21	90	103,016

		684,931
MARYLAND — 2.95%
City of Baltimore MD RB Series A
5.00%, 07/01/21	200	228,908
County of Anne Arundel MD GOL
4.00%, 04/01/21	40	44,165
5.00%, 04/01/21	25	28,480
County of Baltimore MD COP
5.00%, 10/01/21	125	143,834
County of Baltimore MD GO Series B
4.50%, 09/01/21	60	67,960
County of Carroll MD GO
5.00%, 11/01/21	100	115,576
County of Harford MD GO
5.00%, 09/15/21	240	277,445
Maryland Health & Higher Educational Facilities Authority RB
Series A
5.00%, 07/01/21	25	28,306
Series B
5.00%, 07/01/21	50	57,310
Maryland Water Quality Financing Administration Revolving Loan Fund RB
5.00%, 03/01/21	125	142,067
State of Maryland Department of Transportation RB
5.00%, 02/01/21	150	170,040
5.00%, 06/01/21	55	62,958
5.00%, 12/01/21	105	121,926
State of Maryland GO
First Series
5.00%, 06/01/21	400	458,204
First Series C
5.00%, 08/01/21	400	460,428
Series A
5.00%, 03/01/21	120	136,460
5.00%, 03/01/24 (PR 03/01/21)	70	79,540
Series B
5.00%, 08/01/21	80	92,086
Series C
5.00%, 08/01/21	725	834,526
Washington Suburban Sanitary Commission GO
5.00%, 06/01/21	435	498,297

		4,048,516
MASSACHUSETTS — 5.19%
Commonwealth of Massachusetts GOL
5.00%, 04/01/22 (PR 04/01/21)	200	228,186
Series A
4.00%, 07/01/21	200	221,604
5.00%, 04/01/27 (PR 04/01/21)	550	627,512

Security	Principal (000s)	Value
5.25%, 08/01/21	$585	$677,799
Series B
5.25%, 08/01/21	275	318,623
5.25%, 08/01/21 (AGM)	200	231,726
5.25%, 09/01/21	230	267,138
Series C
5.00%, 10/01/21	80	92,335
Series D
5.00%, 10/01/26 (PR 10/01/21)	1,065	1,231,555
Series E
4.00%, 09/01/21	100	111,180
Commonwealth of Massachusetts RB Series A
5.50%, 06/01/21 (AGM)	200	232,584
Commonwealth of Massachusetts Transportation Fund Revenue RB Series A
5.00%, 06/01/25 (PR 06/01/21)	450	515,511
Massachusetts Bay Transportation Authority RB
Series A
0.00%, 07/01/21	200	188,610
Series C
5.25%, 07/01/21	40	46,230
5.50%, 07/01/21	200	233,056
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21	35	40,584
Series 2014
5.00%, 08/01/21	415	477,694
Massachusetts Development Finance Agency RB Series B-3
5.00%, 01/01/21	100	113,150
Massachusetts Health & Educational Facilities Authority RB Series M
5.25%, 02/15/21	35	39,949
Massachusetts School Building Authority RB
Series A
5.00%, 05/15/21	40	45,710
5.00%, 08/15/21	270	310,794
Series B
4.00%, 10/15/21	75	83,525
5.00%, 10/15/21	200	231,314
Series C
5.00%, 08/15/21	105	120,864
Massachusetts Turnpike Authority RB Series C
0.00%, 01/01/21	95	90,393
Massachusetts Water Resources Authority RB Series J
5.50%, 08/01/21 (AGM)	210	245,822
University of Massachusetts Building Authority RB
5.00%, 11/01/21	35	40,425
Series 1
4.00%, 11/01/21	50	55,534

		7,119,407
MICHIGAN — 1.24%
Michigan Finance Authority RB
5.00%, 08/01/21	50	56,818
5.00%, 10/01/21	390	450,563

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Michigan State Building Authority RB
Series I
5.00%, 04/15/21	$50	$56,790
5.00%, 10/15/21	295	338,910
Michigan Strategic Fund RB
1.45%, 09/01/30	100	98,821
5.00%, 10/15/21	55	62,351
State of Michigan GO
Series A
5.00%, 12/01/21	170	197,103
Series B
5.00%, 11/01/21	85	98,329
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	170	196,403
5.25%, 11/01/21 (AGM)	125	145,554

		1,701,642
MINNESOTA — 1.05%
Metropolitan Council GO
Series B
5.00%, 09/01/21	75	86,539
Series C
5.00%, 03/01/21	50	56,859
Minnesota Municipal Power Agency RB Series A
4.00%, 10/01/21	10	11,021
South Washington County Independent School District No. 833/MN GO Series B
5.00%, 02/01/21	150	169,717
Southern Minnesota Municipal Power Agency RB Series A
0.00%, 01/01/21	25	23,659
State of Minnesota COP
5.00%, 06/01/21	30	34,133
State of Minnesota GO
5.00%, 10/01/21	70	80,870
Series A
5.00%, 08/01/21	305	350,732
Series B
5.00%, 08/01/21	100	114,980
Series D
5.00%, 10/01/21	125	144,411
Series F
5.00%, 10/01/21	325	375,469

		1,448,390
MISSISSIPPI — 0.83%
Mississippi Development Bank RB
5.00%, 01/01/21	55	61,641
State of Mississippi GO
Series A
5.00%, 10/01/36 (PR 10/01/21)	375	433,234
5.25%, 11/01/21	140	163,569
Series C
5.00%, 10/01/21	135	155,964

Security	Principal (000s)	Value
Series F
5.00%, 11/01/21	$105	$121,371
5.25%, 10/01/21	50	58,272
Series H
4.00%, 12/01/21	130	145,138

		1,139,189
MISSOURI — 0.39%
Missouri Highway & Transportation Commission RB
Series A
5.00%, 05/01/21	25	28,569
Series B
5.00%, 05/01/21	120	137,130
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/21	225	258,360
University of Missouri RB Series A
5.00%, 11/01/21	100	115,982

		540,041
MONTANA — 0.02%
State of Montana GO
5.00%, 08/01/21	20	23,021

		23,021
NEBRASKA — 0.90%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/21	110	126,828
City of Omaha NE GO
5.25%, 04/01/21	70	80,153
City of Omaha NE Sewer Revenue RB
5.00%, 11/15/21	45	51,969
Metropolitan Utilities District of Omaha RB
5.00%, 12/01/21	200	231,076
Nebraska Public Power District RB
5.00%, 07/01/21	20	22,866
Series A
5.00%, 01/01/21	340	383,241
Series B
5.00%, 01/01/21	90	101,446
Omaha Public Power District Nebraska City Station Unit 2 RB Series A
4.00%, 02/01/21	50	54,499
Omaha Public Power District RB Series B
5.00%, 02/01/21	45	50,998
University of Nebraska RB
5.00%, 07/01/21	110	125,763

		1,228,839
NEVADA — 1.56%
Clark County School District GOL
Series A
5.00%, 06/15/21	80	90,896

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Series B
5.00%, 06/15/21	$100	$113,620
Series D
5.00%, 06/15/21	65	73,853
County of Clark Department of Aviation RB
5.00%, 07/01/21	85	96,475
County of Clark NV GOL
5.00%, 11/01/21	120	138,547
County of Clark NV RB
5.00%, 07/01/21	185	211,818
Series A
5.00%, 07/01/21	60	68,698
Las Vegas Special Improvement District Nos. 808 & 810 Series A
5.00%, 06/01/21	70	79,846
Las Vegas Valley Water District GOL Series B
5.00%, 12/01/21	75	86,785
Nevada System of Higher Education RB
4.00%, 07/01/21	75	82,798
Series A
4.00%, 07/01/21	50	55,199
5.00%, 07/01/21	25	28,552
State of Nevada GOL
5.00%, 04/01/21	130	147,742
5.00%, 06/01/21	135	154,189
5.00%, 08/01/21	80	91,809
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/21	540	626,552

		2,147,379
NEW HAMPSHIRE — 0.14%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/21	70	80,360
Series D
5.00%, 08/15/21	45	51,737
State of New Hampshire GO Series B
5.00%, 11/01/21	50	57,765

		189,862
NEW JERSEY — 1.15%
County of Monmouth NJ GO
4.00%, 03/01/21	200	219,832
New Jersey Building Authority RB
Series A
5.00%, 06/15/21	45	48,225
5.00%, 06/15/21 (ETM)	5	5,728
New Jersey Economic Development Authority RB
Series B
5.00%, 11/01/21	150	161,361
Series II
5.00%, 03/01/21	25	26,701
Series KK
5.00%, 03/01/21	20	21,361
Series NN
5.00%, 03/01/21	155	165,548

Security	Principal (000s)	Value
Series XX
5.00%, 06/15/21	$325	$348,293
New Jersey Educational Facilities Authority RB Series 2014A
5.00%, 09/01/21	35	37,591
New Jersey State Turnpike Authority RB Series B
5.00%, 01/01/21	100	112,575
New Jersey Transportation Trust Fund Authority RB
Series A-1
5.00%, 06/15/21	100	108,277
Series B
5.00%, 06/15/21	35	37,679
New Jersey Turnpike Authority RB Series C
5.00%, 01/01/21	130	146,347
State of New Jersey GO
5.00%, 06/01/21	120	133,499

		1,573,017
NEW MEXICO — 1.27%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/21	100	114,635
New Mexico Finance Authority RB
5.00%, 06/15/21	415	475,396
Series A
5.00%, 06/15/21	50	57,031
Series C
5.00%, 06/01/21	100	114,342
State of New Mexico GO
5.00%, 03/01/21	260	295,469
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/21	445	509,690
Series B
5.00%, 07/01/21	55	62,610
University of New Mexico (The) RB Series A
5.00%, 06/01/21	100	114,180

		1,743,353
NEW YORK — 9.82%
Brooklyn Arena Local Development Corp. RB Series A
5.00%, 07/15/21	100	112,030
City of New York NY GO
5.00%, 08/01/21	135	154,825
Series 1
5.00%, 08/01/21	50	57,342
Series A
5.00%, 08/01/21	50	57,343
Series A-1
4.00%, 08/01/21	200	221,586
5.00%, 08/01/21	35	40,140
Series B
5.00%, 08/01/21	230	263,776

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Series C
5.00%, 08/01/21	$55	$63,077
Series E
4.00%, 08/01/21	25	27,698
5.00%, 08/01/21	245	280,978
Series F
5.00%, 08/01/21	200	229,370
Series H
5.00%, 08/01/21	345	395,663
Series I
5.00%, 03/01/21	60	68,004
5.00%, 08/01/21	95	108,951
Series J
5.00%, 08/01/21	705	808,529
County of Nassau NY GOL
Series A
5.00%, 01/01/21	35	39,389
5.00%, 04/01/21	50	56,670
Long Island Power Authority RB Series A
0.00%, 06/01/21	90	84,596
Metropolitan Transportation Authority RB
Series A
5.00%, 11/15/21	30	34,915
Series A-1
5.00%, 11/15/21	110	127,147
Series B
5.00%, 11/15/21	65	75,132
Series B-2
5.00%, 11/15/21	210	242,735
Series B-4
5.00%, 11/15/21	195	226,949
Series C
5.00%, 11/15/21	230	265,853
Series C-1
5.00%, 11/15/21	100	115,588
Series D
5.00%, 11/15/21	255	294,749
Series E
5.00%, 11/15/21	180	208,058
Series F
4.00%, 11/15/21	25	27,807
5.00%, 11/15/21	50	57,794
Nassau County Interim Finance Authority RB Series A
5.00%, 11/15/21	50	58,238
Nassau County Sewer & Storm Water Finance Authority RB Series A
5.00%, 10/01/21	40	46,327
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/21	290	332,166
5.00%, 07/15/21 (ETM) (SAW)	225	258,547
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A
5.00%, 11/01/21	110	127,531
Series A-1
5.00%, 11/01/21	100	115,937

Security	Principal (000s)	Value
Series B
5.00%, 11/01/21	$100	$115,937
Series C
5.00%, 11/01/21	380	440,560
Series E
5.00%, 11/01/21	115	133,328
Series I
5.00%, 05/01/21	55	62,851
New York City Water & Sewer System RB Series EE
4.00%, 06/15/21	80	88,656
New York Convention Center Development Corp. RB
5.00%, 11/15/21	200	230,316
New York Municipal Bond Bank Agency RB
5.00%, 12/01/21	110	127,681
New York State Dormitory Authority RB
0.00%, 08/01/21	80	75,667
4.00%, 05/15/21	90	99,281
4.00%, 10/01/21 (SAW)	225	249,075
5.00%, 08/15/21 (SAP)	150	172,087
5.50%, 05/15/21 (AMBAC)	100	116,052
Series A
4.00%, 03/15/21	100	110,569
5.00%, 02/15/21	205	232,427
5.00%, 03/15/21	180	205,133
5.00%, 07/01/21	260	297,479
5.00%, 10/01/21 (SAW)	215	247,441
Series B
5.00%, 03/15/21	275	312,557
5.00%, 07/01/21	55	62,814
Series C
5.00%, 03/15/21	200	227,314
Series D
5.00%, 02/15/21	325	368,482
5.00%, 08/15/21	70	80,517
5.00%, 10/01/21 (BAM SAW)	225	259,049
Series E
4.00%, 03/15/21	100	110,231
5.00%, 08/15/21	105	120,775
New York State Environmental Facilities Corp. RB
5.00%, 02/15/21	25	28,457
5.00%, 06/15/21	210	241,430
5.00%, 11/15/21	25	29,096
Series A
5.00%, 06/15/21	200	229,934
Series B
5.00%, 06/15/21	100	114,967
Series E
5.00%, 05/15/21	75	86,014
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21	75	85,497
Series A-1
5.00%, 04/01/21	130	148,195
New York State Thruway Authority RB
5.00%, 01/01/21	130	146,487
Series A
5.00%, 03/15/21	180	204,582

252

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Series K
4.00%, 01/01/21	$70	$76,394
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/21	225	255,729
Series A-1
5.00%, 03/15/21	170	193,217
Series A-2
5.50%, 03/15/21 (NPFGC)	85	98,243
Series E
5.00%, 03/15/21	70	79,560
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	115	133,180
Series 173
4.00%, 12/01/21	30	33,494
Series 175
5.00%, 12/01/21	55	63,920
Series 189
5.00%, 05/01/21	110	125,731
Sales Tax Asset Receivable Corp. RB Series A
5.00%, 10/15/21	105	121,581
Triborough Bridge & Tunnel Authority RB
Series A
4.00%, 11/15/21	40	44,597
5.00%, 01/01/21	145	164,589
5.00%, 11/15/21	80	93,254
Series B
4.00%, 11/15/21	65	73,050
5.00%, 11/15/21	195	227,305
Series C
5.00%, 11/15/21	130	151,537

		13,481,759
NORTH CAROLINA — 2.91%
City of Charlotte NC COP Series A
5.00%, 12/01/21	50	57,788
City of Charlotte NC GO
5.00%, 12/01/21	285	331,204
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	210	241,137
City of Durham NC GO Series C
5.00%, 07/01/21	50	57,413
City of Raleigh NC GO
Series A
4.00%, 09/01/21	25	27,852
Series B
5.00%, 04/01/21	50	56,998
County of Buncombe NC RB
5.00%, 06/01/21	65	74,112
Series A
5.00%, 06/01/21	85	96,915
County of Cabarrus NC GO
5.00%, 03/01/21	75	85,005
County of Durham NC GO
5.00%, 10/01/21	100	115,529

Security	Principal (000s)	Value
County of Forsyth NC GO
4.00%, 12/01/21	$10	$11,200
5.00%, 07/01/21	50	57,413
County of Mecklenburg NC GO Series A
5.00%, 09/01/21	200	230,770
County of Mecklenburg NC RB Series A
5.00%, 10/01/21	270	311,394
County of Wake NC RB Series A
5.00%, 12/01/21	55	63,769
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/21 (ETM)	640	723,699
Series B
5.00%, 01/01/21 (ETM)	165	186,579
North Carolina State University at Raleigh RB Series A
5.00%, 10/01/21	100	115,331
State of North Carolina GO
5.00%, 06/01/21	250	286,377
Series C
4.00%, 05/01/21	350	387,142
State of North Carolina GOL Series B
5.00%, 06/01/21	320	365,894
University of North Carolina at Chapel Hill RB
0.00%, 08/01/21	55	52,208
University of North Carolina at Greensboro RB
5.00%, 04/01/21	50	56,738

		3,992,467
OHIO — 3.61%
City of Columbus OH GO
Series 1
5.00%, 07/01/21	165	189,328
Series 2012-3
5.00%, 08/15/21	35	40,303
Series A
5.00%, 02/15/21	110	124,840
5.00%, 08/15/21	255	293,638
City of Columbus OH GOL Series 2012-4
4.00%, 08/15/21	20	22,201
Cleveland Department of Public Utilities Division of Water RB Series Y
5.00%, 01/01/21	70	79,104
Cleveland State University RB
5.00%, 06/01/21	55	62,382
Columbus City School District GO Series A
5.00%, 12/01/21	105	121,548
County of Hamilton OH Sales Tax Revenue RB Series A
5.00%, 12/01/21	250	289,055

253

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Miami University/Oxford OH RB
5.00%, 09/01/21	$185	$212,369
Northeast Ohio Regional Sewer District RB
5.00%, 11/15/21	70	80,745
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/21	100	112,432
Ohio State Building Authority RB
5.00%, 10/01/21	180	207,437
Ohio State University (The) RB
Series A
5.00%, 06/01/21	50	57,212
Series D
5.00%, 12/01/21	20	23,215
Ohio Turnpike & Infrastructure Commission RB Series A
5.50%, 02/15/21 (NPFGC)	10	11,473
Ohio Water Development Authority RB Series A
5.00%, 06/01/21	110	125,998
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	25	28,606
5.00%, 12/01/21	410	475,903
State of Ohio GO
5.00%, 09/01/21	150	173,078
Series A
5.00%, 03/01/21	100	113,578
5.00%, 05/01/21	130	148,386
5.00%, 08/01/21	55	63,239
5.00%, 09/01/21	50	57,628
5.00%, 09/15/21	735	848,065
Series B
5.00%, 08/01/21	150	172,470
Series C
5.00%, 09/15/21	165	190,382
Series R
5.00%, 05/01/21	20	22,829
State of Ohio RB
5.00%, 04/01/21	80	90,702
5.00%, 10/01/21	100	115,155
Series A
5.00%, 04/01/21	250	283,880
Series B
5.00%, 04/01/21	100	113,378

		4,950,559
OKLAHOMA — 0.72%
Grand River Dam Authority RB Series A
5.00%, 06/01/21	190	216,558
Oklahoma Capital Improvement Authority RB Series B
5.00%, 07/01/21	85	96,970
Oklahoma Capitol Improvement Authority RB
5.00%, 10/01/21	125	143,751
Series C
5.00%, 07/01/21	55	62,746
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/21	145	166,199

Security	Principal (000s)	Value
Oklahoma Development Finance Authority RB Series A
5.00%, 08/15/21	$45	$51,531
Oklahoma Turnpike Authority RB Series A
4.00%, 01/01/21	225	245,788

		983,543
OREGON — 1.84%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/21	195	224,197
5.00%, 10/01/21	60	69,450
Series B
5.00%, 10/01/21	100	115,507
City of Portland OR Water System Revenue RB Series A
4.00%, 10/01/21	100	111,280
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/21 (GTD)	150	171,706
County of Washington OR GOL
5.00%, 03/01/21	200	227,534
Lane Community College GO
4.00%, 06/15/21	65	71,796
Metro/OR GO Series A
5.00%, 06/01/21	150	171,644
Oregon Health & Science University RB Series A
5.00%, 07/01/21	145	165,361
Oregon State Facilities Authority RB Series A
5.00%, 11/15/21	65	74,853
Oregon State Lottery RB
Series B
5.00%, 04/01/21	75	85,454
Series D
5.00%, 04/01/21	95	108,241
Portland Community College District GO
5.00%, 06/15/21	20	22,927
State of Oregon Department of Transportation RB Series A
5.00%, 11/15/21	55	63,711
State of Oregon GO
Series H
5.00%, 05/01/21	80	91,420
Series J
5.00%, 05/01/21	80	91,262
Series N
5.00%, 12/01/21	415	481,325
Washington & Multnomah Counties School District No. 48J Beaverton GO Series B
4.00%, 06/15/21 (GTD)	100	110,656
Washington County Clean Water Services RB
5.00%, 10/01/21	55	63,432

		2,521,756

254

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
PENNSYLVANIA — 1.05%
Commonwealth of Pennsylvania GO
5.00%, 04/01/21	$40	$45,129
First Series
5.00%, 06/01/21	100	113,335
5.00%, 06/15/21	50	56,728
5.00%, 07/01/21	15	17,039
5.00%, 08/15/21	25	28,488
5.00%, 11/15/21	10	11,468
Second Series
5.00%, 01/15/21	400	448,652
5.00%, 07/01/21	75	85,193
5.00%, 10/15/21	10	11,444
Series T
5.00%, 07/01/21	130	147,668
Delaware County Authority RB
5.00%, 08/01/21	40	45,421
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 05/01/21	15	16,876
Series AN
5.00%, 06/15/21	25	28,425
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21	20	18,551
Series A
5.00%, 12/01/21	295	339,752
5.25%, 07/15/21 (AGM)	20	23,000

		1,437,169
RHODE ISLAND — 0.65%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/21	215	247,798
Rhode Island Infrastructure Bank RB
5.00%, 10/01/21	90	103,659
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B
4.00%, 10/01/21	100	111,043
Series C
5.00%, 10/01/21	150	172,766
State of Rhode Island GO Series D
5.00%, 08/01/21	230	263,564

		898,830
SOUTH CAROLINA — 1.28%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/21	130	150,081
City of Columbia SC Waterworks & Sewer System Revenue RB
4.50%, 02/01/21	75	83,686
Horry County School District/SC GO
5.00%, 03/01/21	230	261,492
SCAGO Educational Facilities Corp. for Picknes School District RB
5.00%, 12/01/21	65	74,391

Security	Principal (000s)	Value
South Carolina Public Service Authority RB
Series B
4.00%, 12/01/21	$55	$59,630
5.00%, 12/01/21	205	232,191
Series C
5.00%, 12/01/21	85	96,274
South Carolina Transportation Infrastructure Bank RB
Series A
5.00%, 10/01/21	100	114,694
Series B
5.00%, 10/01/21	275	315,408
State of South Carolina GO
Series A
4.00%, 06/01/21	225	249,230
5.00%, 07/01/21 (SAW)	100	114,827

		1,751,904
TENNESSEE — 1.42%
City of Clarksville TN Water Sewer & Gas Revenue RB
5.00%, 02/01/21	25	28,221
County of Montgomery TN GO
5.00%, 04/01/21	100	113,725
County of Shelby TN GO
Series A
4.00%, 03/01/21	45	49,468
5.00%, 04/01/21	250	284,652
County of Sumner TN GO
5.00%, 12/01/21	70	81,096
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB Series D
4.00%, 10/01/21	140	155,792
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 01/01/21	100	113,006
Series C
5.00%, 07/01/21	110	126,172
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB Series A
5.25%, 01/01/21 (AGM)	50	56,849
State of Tennessee GO
Series A
5.00%, 08/01/21	305	351,076
5.00%, 09/01/21	25	28,846
Series B
5.00%, 11/01/21	100	115,937
Tennessee State School Bond Authority RB Series B
5.00%, 11/01/21	385	445,372

		1,950,212
TEXAS — 11.30%
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/21	140	158,210
Central Texas Regional Mobility Authority RB
5.00%, 01/01/21	50	55,772

255

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Central Texas Turnpike System RB
0.00%, 08/15/21 (ETM, AMBAC)	$375	$354,600
City of Austin TX Electric Utility Revenue RB Series A
5.00%, 11/15/21	65	74,956
City of Austin TX GOL
5.00%, 09/01/21	315	363,222
Series A
4.00%, 09/01/21	30	33,329
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	80	91,259
5.00%, 11/15/21	135	156,151
Series A
5.00%, 11/15/21	25	28,917
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21	155	176,892
Series C
5.00%, 07/15/21	50	57,062
City of Dallas TX GOL
5.00%, 02/15/21	160	178,629
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21	65	74,851
Series A
5.00%, 10/01/21	110	126,670
City of Denton TX GO
5.00%, 02/15/21	55	62,220
City of Denton TX GOL
5.00%, 02/15/21	100	113,127
City of El Paso TX GOL
4.00%, 08/15/21	110	121,684
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/21	75	85,014
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/21	25	28,338
City of Garland TX Electric Utility System Revenue RB
5.00%, 03/01/21	65	73,232
City of Grand Prairie TX GOL
5.00%, 02/15/21	150	169,914
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/21	190	215,046
City of Houston TX Combined Utility System Revenue RB
Series B
5.00%, 11/15/21	110	127,184
Series C
5.00%, 05/15/21	160	182,136
Series D
5.00%, 11/15/21	185	213,314
City of Houston TX GOL Series A
5.00%, 03/01/21	200	226,178
City of Lubbock TX GOL
5.00%, 02/15/21	190	214,660
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/21	50	54,863
5.00%, 02/01/21	185	209,455
City of San Marcos TX GOL
5.00%, 08/15/21	40	45,835

Security	Principal (000s)	Value
Clear Creek Independent School District GO Series A
5.00%, 02/15/21 (PSF)	$100	$113,276
Clifton Higher Education Finance Corp. RB
5.00%, 03/01/21	80	90,131
County of Denton TX GOL
5.00%, 07/15/21	85	97,359
County of Fort Bend TX GO
5.00%, 03/01/21	15	16,963
County of Harris TX GOL
Series A
5.00%, 08/15/21	55	63,257
5.00%, 10/01/21	75	86,564
Series B
5.00%, 10/01/21	100	115,529
County of Harris TX RB Series A
5.00%, 08/15/21	125	143,552
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/21 (PSF)	20	22,655
Series A
5.00%, 02/15/21 (PSF)	210	238,056
Series C
5.00%, 02/15/21 (PSF)	100	113,276
Dallas Area Rapid Transit RB
Series A
5.00%, 12/01/21	190	220,119
Series B
5.00%, 12/01/21	55	63,719
Dallas Independent School District GO
4.00%, 08/15/21	70	77,698
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/21	75	86,278
Series F
5.00%, 11/01/21	70	80,527
Series G
5.00%, 11/01/21	25	28,760
Denton Independent School District GO Series A
5.00%, 08/15/21 (PSF)	60	68,957
Edinburg Consolidated Independent School District/TX GO
4.00%, 02/15/21 (PSF)	100	109,554
Fort Bend Independent School District GO
5.00%, 08/15/21	45	51,718
Fort Worth Independent School District GO
5.00%, 02/15/21 (PSF)	175	198,380
Frisco Independent School District GO
5.00%, 08/15/21	100	115,056
Series A
4.50%, 08/15/21 (PSF)	20	22,618
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21 (PSF)	55	63,210
Series A
5.00%, 08/15/21	45	51,718
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21	30	34,461
Series A
5.00%, 11/15/21	90	103,399

256

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Harris County Flood Control District GOL Series A
5.25%, 10/01/21	$230	$268,049
Harris County Hospital District RB
5.00%, 02/15/21	100	111,900
Houston Community College System GOL
5.00%, 02/15/21	115	130,268
Houston Community College System RB
5.00%, 04/15/21	100	113,485
Houston Independent School District GOL
5.00%, 02/15/21 (PSF)	100	113,360
Keller Independent School District/TX GO Series A
5.00%, 08/15/21 (PSF)	45	51,775
Laredo Community College District GOL
5.00%, 08/01/21	65	73,809
Leander Independent School District GO
0.00%, 08/15/21	75	70,806
Series B
0.00%, 08/15/21	150	141,897
Series D
0.00%, 08/15/21	50	47,204
Lewisville Independent School District GO
Series A
5.00%, 08/15/21 (PSF)	150	172,392
Series B
4.00%, 08/15/21	130	144,079
Lone Star College System GOL
5.00%, 02/15/21	105	118,774
Longview Independent School District GO
5.00%, 02/15/21 (PSF)	70	79,105
Lower Colorado River Authority RB
5.00%, 05/15/21	205	232,303
Series A
5.00%, 05/15/21	170	192,591
Magnolia Independent School District/TX GO
5.00%, 08/15/21	60	68,854
Manor Independent School District GO
5.00%, 08/01/21 (PSF)	15	17,174
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	75	86,491
Series B
5.00%, 11/01/21	105	121,088
Midland Independent School District GO
5.00%, 02/15/21 (PSF)	50	56,638
North East Independent School District/TX GO
5.25%, 02/01/21 (PSF)	115	131,100
North Texas Municipal Water District RB
5.00%, 06/01/21	135	154,252
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/21	135	155,342
North Texas Tollway Authority RB
Series A
5.00%, 01/01/21	190	213,146
5.00%, 09/01/21	20	22,962
Northside Independent School District GO
5.00%, 08/15/21 (PSF)	265	304,559

Security	Principal (000s)	Value
Series A
4.00%, 08/15/21	$30	$33,299
Northwest Independent School District GO
5.00%, 02/15/21 (PSF)	40	45,310
Permanent University Fund — Texas A&M University System RB
5.00%, 07/01/21	130	149,113
Permanent University Fund — University of Texas System RB Series A
5.00%, 07/01/21	145	166,318
Pflugerville Independent School District GO
5.00%, 02/15/21 (PSF)	50	56,638
Port Authority of Houston of Harris County Texas GO Series A
5.00%, 10/01/21	125	143,916
Richardson Independent School District GO
4.00%, 02/15/21	300	329,703
San Antonio Water System RB
5.00%, 05/15/21	75	85,586
Series A
5.00%, 05/15/21	55	62,763
South Texas College GOL
5.00%, 08/15/21	70	80,151
Southwest Higher Education Authority Inc. RB
5.00%, 10/01/21	140	161,094
Spring Branch Independent School District GO Series B
5.00%, 02/01/21 (PSF)	115	130,117
State of Texas GO
5.00%, 04/01/21	750	853,567
5.00%, 10/01/21	335	386,797
Series C
5.00%, 08/01/21	20	22,996
Series G
5.00%, 08/01/21	100	114,889
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 12/01/21	90	103,725
Tarrant Regional Water District RB
5.00%, 03/01/21	120	136,112
6.00%, 09/01/21	150	178,626
Series A
5.00%, 03/01/21	45	51,042
Texas State University System RB
4.50%, 03/15/21	15	16,734
5.00%, 03/15/21	125	141,661
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	375	433,234
Series A
5.00%, 04/01/21	465	529,454
Texas Water Development Board RB Series A
5.00%, 10/15/21	225	259,769
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/21	170	195,311
University of Houston RB Series A
5.00%, 02/15/21	150	169,561

257

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
University of North Texas RB Series A
5.00%, 04/15/21	$40	$45,441
University of Texas System (The) RB
Series A
4.00%, 08/15/21	90	99,906
Series B
5.00%, 08/15/21	80	91,950
Series C
5.00%, 08/15/21	150	172,407
Series I
5.00%, 08/15/21	100	115,109

		15,505,212
UTAH — 1.07%
Central Utah Water Conservancy District GOL Series C
5.00%, 04/01/21	80	90,841
County of Salt Lake UT RB Series A
5.00%, 02/01/21	75	85,048
Metropolitan Water District of Salt Lake & Sandy RB Series A
4.00%, 07/01/21	90	99,649
State of Utah GO
Series 2011-A
5.00%, 07/01/24 (PR 07/01/21)	500	573,510
Series A
4.00%, 07/01/21	35	38,866
5.00%, 07/01/26 (PR 07/01/21)	200	229,404
University of Utah (The) RB Series A
5.00%, 08/01/21	50	57,317
Utah State Building Ownership Authority RB
5.00%, 05/15/21	155	176,877
Utah Transit Authority RB Series A
5.00%, 06/15/21	105	119,216

		1,470,728
VERMONT — 0.27%
Vermont Municipal Bond Bank RB Series 3
5.00%, 12/01/21	325	376,519

		376,519
VIRGINIA — 4.53%
City of Alexandria VA
5.00%, 07/15/21	35	40,235
City of Norfolk VA GO
5.00%, 08/01/21	40	45,956
City of Norfolk VA Water Revenue RB
5.00%, 11/01/21	85	98,252
County of Arlington VA GO
Series A
5.00%, 08/01/21	155	178,416
5.00%, 08/15/21	210	241,998

Security	Principal (000s)	Value
County of Chesterfield VA GO Series B
5.00%, 01/01/21 (SAW)	$200	$226,300
County of Fairfax VA GO
Series A
5.00%, 10/01/21 (SAW)	100	115,662
5.00%, 10/01/25 (PR 10/01/21) (SAW)	1,250	1,443,012
Series B
5.00%, 04/01/21 (SAW)	115	131,095
County of Henrico VA GO
5.00%, 07/15/21	70	80,412
Fairfax County Economic Development Authority RB Series A
5.00%, 10/01/21	80	92,265
University of Virginia RB Series B
5.00%, 08/01/21	55	63,356
Virginia College Building Authority RB
5.00%, 02/01/21	320	362,301
5.00%, 09/01/21	50	57,577
Series 2
5.00%, 09/01/21	35	40,304
Series A
5.00%, 09/01/21	335	385,766
Series E -1
5.00%, 02/01/21	170	192,472
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21	80	90,846
5.00%, 05/15/21 (SAP)	125	142,642
5.00%, 05/15/21	200	228,228
5.00%, 09/15/21	80	92,152
Series B
5.00%, 09/15/21	75	86,393
Virginia Public Building Authority RB
Series A
5.00%, 08/01/21	265	304,456
Series B
5.00%, 08/01/21	275	315,877
Virginia Public School Authority RB
5.00%, 01/15/21 (SAW)	125	141,334
5.00%, 08/01/21 (SAW)	75	86,267
5.00%, 11/01/21	300	346,863
Series A
5.00%, 08/01/21 (SAW)	35	40,181
Series B
5.00%, 08/01/21	90	103,324
Series IV
5.00%, 04/15/21	105	119,692
Virginia Resources Authority RB
5.00%, 10/01/21	115	132,909
5.00%, 11/01/21 (SAW)	30	34,740
Series B
5.00%, 11/01/21	140	162,049

		6,223,332

258

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
WASHINGTON — 5.46%
Auburn School District No. 408 of King & Pierce Counties GO
4.00%, 12/01/21 (GTD)	$20	$22,257
Central Puget Sound Regional Transit Authority RB Series S-1
5.00%, 11/01/21	75	87,077
City of Bellevue WA GOL
5.00%, 12/01/21	205	238,329
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/21	115	130,895
City of Seattle WA GO
5.00%, 09/01/21	110	127,082
5.00%, 12/01/21	60	69,833
City of Seattle WA GOL
4.50%, 03/01/21	50	55,932
City of Seattle WA Municipal Drainage & Wastewater Revenue RB
5.00%, 09/01/21	40	46,079
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	280	322,552
Series A
5.00%, 02/01/21	100	113,256
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21	75	85,726
5.00%, 09/01/21	125	144,285
City of Tacoma WA Electric System Revenue RB Series A
5.00%, 01/01/21	250	281,885
City of Vancouver WA GOL Series B
5.00%, 12/01/21	195	225,822
Clark County Public Utility District No. 1 RB
5.00%, 01/01/21	135	151,686
County of King WA GOL
5.00%, 01/01/21	50	56,431
5.00%, 06/01/21	80	91,409
5.00%, 07/01/21	160	183,789
Series E
4.00%, 06/01/21	100	110,524
County of King WA Sewer Revenue RB
Series A
5.00%, 01/01/21	80	90,434
Series B
4.00%, 01/01/21	110	120,512
5.00%, 07/01/21	125	143,430
Energy Northwest RB
5.00%, 07/01/21	55	63,064
Series A
5.00%, 07/01/21	580	665,034
Franklin County School District No. 1 Pasco GO
4.00%, 12/01/21 (GTD)	130	145,197
King County Public Hospital District No. 2 GO
5.00%, 12/01/21	50	57,556
King County School District No. 405 Bellevue GO Series A
5.00%, 12/01/21 (GTD)	125	145,150
Lewis County Public Utility District No. 1 RB
5.00%, 10/01/21	20	22,987

Security	Principal (000s)	Value
Port of Seattle WA RB
Series A
4.00%, 08/01/21	$115	$127,159
5.00%, 08/01/21	95	108,777
5.25%, 07/01/21	150	172,057
Series B
5.00%, 03/01/21	85	96,211
Public Utility District No. 1 of Cowlitz County WA RB Series A
5.00%, 09/01/21	25	28,652
Snohomish County Public Utility District No. 1 RB
4.00%, 12/01/21	175	194,673
Snohomish County School District No. 15 Edmonds RB
5.00%, 12/01/21	25	28,871
Snohomish County School District No. 2 Everett GO
5.00%, 12/01/21 (GTD)	95	109,928
State of Washington COP
5.00%, 07/01/21	40	45,568
Series B
4.00%, 07/01/21	225	247,761
State of Washington GO
5.00%, 07/01/21	260	298,119
Series 03-C
0.00%, 06/01/21	115	109,420
Series 2016-A
5.00%, 07/01/21	140	160,525
Series B
5.00%, 08/01/21	215	247,102
Series C
0.00%, 06/01/21 (FGIC)	200	190,296
5.00%, 06/01/21	25	28,595
Series R
5.00%, 07/01/21	155	177,725
Series R-2013A
5.00%, 07/01/21	105	120,394
Series R-2015
5.00%, 07/01/21	100	114,661
Series R-2015E
5.00%, 07/01/21	380	435,712
State of Washington RB
5.00%, 09/01/21	280	321,182
University of Washington RB
5.00%, 07/01/21	15	17,187
Series A
5.00%, 04/01/21	70	79,621
Series C
5.00%, 07/01/21	35	40,102

		7,498,511
WEST VIRGINIA — 0.33%
School Building Authority of West Virginia RB Series A
5.00%, 07/01/21	100	114,454
State of West Virginia GO Series A
5.00%, 11/01/21	265	306,316
West Virginia University RB Series B
5.00%, 10/01/21	25	28,723

		449,493

259

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
WISCONSIN — 1.83%
City of Milwaukee WI GO
5.00%, 05/01/21	$25	$28,457
Series N-3
5.00%, 05/15/21	95	108,256
Milwaukee County Metropolitan Sewer District GO Series A
5.25%, 10/01/21	40	46,617
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/21 (ETM)	55	60,752
5.00%, 06/01/21 (ETM)	100	114,477
Series 2
5.00%, 06/01/21 (ETM)	30	34,343
State of Wisconsin GO
5.00%, 05/01/21	205	233,993
Series 1
5.00%, 05/01/21	140	159,800
5.00%, 11/01/21	220	254,762
Series 2
4.00%, 11/01/21	160	178,339
5.00%, 05/01/21	45	51,364
5.00%, 11/01/21	105	121,591
Series 3
5.00%, 11/01/21	170	196,862
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/21	480	550,570
Series 2
5.00%, 07/01/21	180	206,464
WPPI Energy RB Series A
5.00%, 07/01/21	150	170,510

		2,517,157

TOTAL MUNICIPAL BONDS & NOTES (Cost: $134,830,838)		135,930,121

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Liquidity Funds: MuniCash
0.64%[a,b]	124	$124,497

		124,497

TOTAL SHORT-TERM INVESTMENTS (Cost: $124,497)		124,497

TOTAL INVESTMENTS IN SECURITIES — 99.12%
(Cost: $134,955,335)[c]		136,054,618
Other Assets, Less Liabilities — 0.88%		1,214,216

NET ASSETS — 100.00%		$137,268,834

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BAM — Build America Mutual Assurance Co.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $134,955,504. Net unrealized appreciation was $1,099,114, of which $1,200,542 represented gross unrealized appreciation on securities and $101,428 represented gross unrealized depreciation on securities.

260

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$135,930,121	$—	$135,930,121
Money market funds	124,497	—	—	124,497

Total	$124,497	$135,930,121	$—	$136,054,618

261

Schedule of Investments  (Unaudited)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.90%

ADVERTISING — 0.38%
Omnicom Group Inc.
3.63%, 05/01/22	$788	$826,391
WPP Finance 2010
3.63%, 09/07/22	294	306,545

		1,132,936
AEROSPACE & DEFENSE — 1.66%
Boeing Co. (The)
2.20%, 10/30/22 (Call 08/30/22)	150	149,450
Embraer SA
5.15%, 06/15/22[a]	350	374,489
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	543	544,081
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	788	797,235
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)[a]	885	896,956
United Technologies Corp.
2.30%, 05/04/22 (Call 04/04/22)[a]	325	326,242
3.10%, 06/01/22	1,806	1,874,556

		4,963,009
AGRICULTURE — 1.10%
Altria Group Inc.
2.85%, 08/09/22	1,557	1,586,801
Philip Morris International Inc.
2.50%, 08/22/22[a]	717	722,084
2.63%, 02/18/22 (Call 01/18/22)	300	303,825
Reynolds American Inc.
4.00%, 06/12/22	634	673,498

		3,286,208
AIRLINES — 0.34%
Continental Airlines Inc. Pass Through Trust Series 2007-1, Class A
5.98%, 10/19/23	184	202,466
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	800	823,944

		1,026,410
AUTO MANUFACTURERS — 2.00%
Ford Motor Credit Co. LLC
3.22%, 01/09/22	400	405,620
3.34%, 03/28/22 (Call 02/28/22)	700	712,131
4.25%, 09/20/22	600	634,746
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	290	291,076
3.45%, 01/14/22 (Call 12/14/21)	250	255,385
3.45%, 04/10/22 (Call 02/10/22)	1,774	1,809,782

Security	Principal (000s)	Value
Toyota Motor Credit Corp.
2.60%, 01/11/22	$274	$278,885
2.80%, 07/13/22	250	255,707
3.30%, 01/12/22	1,270	1,325,753

		5,969,085
BANKS — 21.40%
Banco Santander SA
3.50%, 04/11/22	800	822,816
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	1,446	1,432,798
5.70%, 01/24/22	1,927	2,182,578
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	826	828,775
Bank of New York Mellon Corp. (The)
2.60%, 02/07/22 (Call 01/07/22)	700	707,665
Bank of Nova Scotia (The)
2.70%, 03/07/22	1,000	1,008,580
BB&T Corp.
2.75%, 04/01/22 (Call 03/01/22)	845	860,666
3.95%, 03/22/22 (Call 02/22/22)	145	153,874
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	500	507,075
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	550	550,000
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)[a]	545	554,276
Citigroup Inc.
2.75%, 04/25/22 (Call 03/25/22)	945	949,007
4.05%, 07/30/22	990	1,039,361
4.50%, 01/14/22	2,194	2,364,803
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	250	250,323
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	500	500,195
Cooperatieve Rabobank UA
3.88%, 02/08/22	2,513	2,677,777
3.95%, 11/09/22	1,250	1,316,050
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	1,520	1,588,658
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	350	349,489
3.50%, 03/15/22 (Call 02/15/22)	410	427,499
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	250	249,155
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	2,155	2,182,670
5.75%, 01/24/22[a]	3,168	3,567,612
HSBC Holdings PLC
2.65%, 01/05/22	1,550	1,558,695
4.00%, 03/30/22	2,011	2,135,662
4.88%, 01/14/22	379	416,415
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	1,357	1,343,864
ING Groep NV
3.15%, 03/29/22	950	972,544
JPMorgan Chase & Co.
3.25%, 09/23/22	2,447	2,527,457
4.50%, 01/24/22	2,219	2,412,319

262

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	$250	$249,795
3.18%, 10/15/27	250	256,663
Lloyds Banking Group PLC
3.00%, 01/11/22	1,050	1,061,182
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)[a]	250	250,453
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	500	500,435
3.00%, 02/22/22	750	764,565
Mizuho Financial Group Inc.
2.95%, 02/28/22	1,050	1,060,784
Morgan Stanley
2.75%, 05/19/22	1,925	1,930,448
4.88%, 11/01/22	1,951	2,124,054
MUFG Americas Holdings Corp.
3.50%, 06/18/22	150	155,093
National Australia Bank Ltd./New York
2.50%, 05/22/22	750	748,575
2.80%, 01/10/22	500	507,680
Northern Trust Corp.
2.38%, 08/02/22[a]	361	362,440
PNC Bank N.A.
2.63%, 02/17/22 (Call 01/18/22)[a,b]	1,000	1,014,030
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,c]	546	553,759
3.30%, 03/08/22 (Call 02/06/22)[b]	610	636,279
Royal Bank of Canada
2.75%, 02/01/22	545	555,796
Santander Holdings USA Inc.
3.70%, 03/28/22 (Call 02/28/22)[d]	795	807,370
Skandinaviska Enskilda Banken AB
2.80%, 03/11/22[a]	250	253,910
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	1,050	1,079,431
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	500	503,175
2.85%, 01/11/22[a]	250	253,220
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	250	249,465
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	886	892,512
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	500	498,790
U.S. Bancorp.
2.63%, 01/24/22 (Call 12/23/21)[a]	765	776,467
2.95%, 07/15/22 (Call 06/15/22)	1,735	1,773,309
3.00%, 03/15/22 (Call 02/15/22)	312	321,170
Wells Fargo & Co.
2.63%, 07/22/22	1,180	1,181,947
3.50%, 03/08/22	2,563	2,668,878
Westpac Banking Corp.
2.50%, 06/28/22	800	799,616
2.80%, 01/11/22	680	692,464

		63,922,413

Security	Principal (000s)	Value
BEVERAGES — 3.13%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	$2,235	$2,248,946
3.75%, 01/15/22[a]	1,775	1,886,381
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	275	282,516
Coca-Cola Co. (The)
2.20%, 05/25/22[a]	275	276,152
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	250	251,460
6.00%, 05/01/22	584	668,552
Diageo Investment Corp.
2.88%, 05/11/22	1,046	1,074,064
Molson Coors Brewing Co.
3.50%, 05/01/22	427	444,046
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	600	602,364
2.75%, 03/05/22[a]	929	954,482
3.10%, 07/17/22 (Call 05/17/22)	639	664,126

		9,353,089
BIOTECHNOLOGY — 2.03%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	560	566,317
2.70%, 05/01/22 (Call 03/01/22)	482	487,813
3.63%, 05/15/22 (Call 02/15/22)	465	489,143
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)	420	437,060
Biogen Inc.
3.63%, 09/15/22	776	816,864
Celgene Corp.
3.25%, 08/15/22	714	738,298
3.55%, 08/15/22	951	997,704
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)[a]	430	425,055
3.25%, 09/01/22 (Call 07/01/22)	1,059	1,102,461

		6,060,715
BUILDING MATERIALS — 0.24%
Masco Corp.
5.95%, 03/15/22	392	444,787
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	263	279,279

		724,066
CHEMICALS — 1.56%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	400	409,468
Cabot Corp.
3.70%, 07/15/22	450	467,950
Celanese U.S. Holdings LLC
4.63%, 11/15/22	354	384,979
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	1,210	1,240,383

263

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	$646	$673,649
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	373	370,948
2.45%, 02/15/22 (Call 11/15/21)[a]	100	100,849
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)[a]	550	556,765
Syngenta Finance NV
3.13%, 03/28/22[a]	463	459,625

		4,664,616
COMMERCIAL SERVICES — 0.54%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	520	567,361
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)[a]	144	148,352
Moody’s Corp.
4.50%, 09/01/22 (Call 06/01/22)	369	400,262
Verisk Analytics Inc.
4.13%, 09/12/22	175	184,789
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	295	302,030

		1,602,794
COMPUTERS — 2.61%
Apple Inc.
2.15%, 02/09/22	1,906	1,903,923
2.50%, 02/09/22 (Call 01/09/22)	680	689,139
2.70%, 05/13/22	874	892,887
Computer Sciences Corp.
4.45%, 09/15/22	305	325,914
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	1,190	1,269,456
HP Inc.
4.05%, 09/15/22[a]	368	389,970
International Business Machines Corp.
1.88%, 08/01/22	1,250	1,225,300
2.50%, 01/27/22	200	202,678
2.88%, 11/09/22	400	409,088
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[d]	500	496,925

		7,805,280
COSMETICS & PERSONAL CARE — 0.52%
Colgate-Palmolive Co.
2.30%, 05/03/22	515	518,198
Procter & Gamble Co. (The)
2.30%, 02/06/22	637	645,880
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)[a]	400	399,200

		1,563,278

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 4.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)[a]	$1,500	$1,566,030
4.63%, 07/01/22	500	536,875
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)	350	347,956
3.75%, 02/01/22 (Call 12/01/21)[a]	288	300,154
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	800	800,448
2.65%, 12/02/22	1,228	1,235,454
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	775	785,990
CME Group Inc.
3.00%, 09/15/22	633	652,857
Discover Financial Services
3.85%, 11/21/22	579	599,080
5.20%, 04/27/22	100	108,730
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	383	401,667
Franklin Resources Inc.
2.80%, 09/15/22	280	283,769
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[d]	250	253,425
International Lease Finance Corp.
5.88%, 08/15/22	482	545,277
8.63%, 01/15/22	145	178,762
Invesco Finance PLC
3.13%, 11/30/22	249	254,662
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	370	372,342
3.05%, 02/15/22 (Call 11/15/21)	365	376,118
ORIX Corp.
2.90%, 07/18/22	65	65,406
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	675	692,118
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	1,682	1,718,987

		12,076,107
ELECTRIC — 3.81%
Alabama Power Co. Series 17A
2.45%, 03/30/22 (Call 02/28/22)	415	417,507
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	177,977
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	389	396,764
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	125	126,545
CMS Energy Corp.
5.05%, 03/15/22 (Call 12/15/21)	200	220,124
Dominion Energy Inc.
2.75%, 01/15/22 (Call 12/15/21)	100	100,599
Series B
2.75%, 09/15/22 (Call 06/15/22)	500	502,460
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	150	151,501

264

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	$295	$302,673
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	563	575,696
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	175	178,937
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	664	701,516
Eversource Energy Series K
2.75%, 03/15/22 (Call 02/15/22)	150	151,406
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	1,250	1,294,425
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	345	366,159
FirstEnergy Corp. Series A
2.85%, 07/15/22 (Call 05/15/22)	250	250,405
Georgia Power Co.
2.85%, 05/15/22	200	203,636
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	340	337,535
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	100	99,818
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	390	415,713
7.00%, 09/01/22	475	574,807
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	520	519,511
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	300	307,899
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	100	99,815
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	175	182,091
4.20%, 06/15/22 (Call 03/15/22)	512	549,222
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	630	644,698
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	150	149,622
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	150	168,600
Southern California Edison Co. Series B
2.40%, 02/01/22 (Call 12/01/21)	225	225,902
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	100	103,508
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	582	588,565
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	250	256,035
Xcel Energy Inc.
2.60%, 03/15/22 (Call 02/15/22)	45	45,353

		11,387,024

Security	Principal (000s)	Value
ELECTRONICS — 1.05%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	$295	$300,974
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	237	251,161
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	200	205,272
Avnet Inc.
4.88%, 12/01/22	445	475,233
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	250	253,845
Jabil Inc.
4.70%, 09/15/22	128	136,280
Koninklijke Philips NV
3.75%, 03/15/22	925	975,357
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	420	428,799
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)[a]	111	116,000

		3,142,921
ENGINEERING & CONSTRUCTION — 0.34%
ABB Finance USA Inc.
2.88%, 05/08/22	976	1,000,556

		1,000,556
ENVIRONMENTAL CONTROL — 0.30%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	698	730,017
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	168	172,395

		902,412
FOOD — 1.50%
Campbell Soup Co.
2.50%, 08/02/22	100	100,412
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)[a]	200	214,748
JM Smucker Co. (The)
3.00%, 03/15/22	310	316,405
Kellogg Co.
3.13%, 05/17/22[a]	250	257,010
Kraft Heinz Foods Co.
3.50%, 06/06/22	1,376	1,431,205
3.50%, 07/15/22 (Call 05/15/22)[a]	751	779,613
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	35	35,188
3.40%, 04/15/22 (Call 01/15/22)	305	314,870
Sysco Corp.
2.60%, 06/12/22	145	146,079
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	552	601,409
WhiteWave Foods Co. (The)
5.38%, 10/01/22	250	283,985

		4,480,924

265

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.40%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	$250	$262,850
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	300	316,437
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	552	604,197

		1,183,484
GAS — 0.11%
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	332	334,460

		334,460
HAND & MACHINE TOOLS — 0.24%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)[a]	75	76,124
Stanley Black & Decker Inc.
2.90%, 11/01/22	638	649,369

		725,493
HEALTH CARE — PRODUCTS — 2.17%
Abbott Laboratories
2.55%, 03/15/22	576	575,701
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	1,200	1,207,884
Boston Scientific Corp.
3.38%, 05/15/22[a]	362	374,880
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	361	374,364
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	588	609,491
3.15%, 03/15/22	1,977	2,060,034
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	502	521,267
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	732	746,164

		6,469,785
HEALTH CARE — SERVICES — 2.10%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	1,501	1,520,573
Anthem Inc.
3.13%, 05/15/22	689	708,423
Catholic Health Initiatives
2.95%, 11/01/22	415	405,281

Security	Principal (000s)	Value
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	$583	$619,397
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	325	332,293
Laboratory Corp. of America Holdings
3.20%, 02/01/22	462	473,892
3.75%, 08/23/22 (Call 05/23/22)	181	189,092
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	512	524,457
3.35%, 07/15/22	1,444	1,512,445

		6,285,853
HOLDING COMPANIES — DIVERSIFIED — 0.16%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	482	490,242

		490,242
HOME BUILDERS — 0.12%
DR Horton Inc.
4.38%, 09/15/22 (Call 06/15/22)	150	159,797
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	175	183,396

		343,193
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.70%, 06/01/22	100	109,233

		109,233
HOUSEHOLD PRODUCTS & WARES — 0.26%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	100	100,314
2.88%, 10/01/22	50	50,746
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	475	488,609
Kimberly-Clark Corp.
2.40%, 03/01/22	125	125,945

		765,614
INSURANCE — 2.75%
Alleghany Corp.
4.95%, 06/27/22	344	378,087
American International Group Inc.
4.88%, 06/01/22[a]	1,638	1,810,989
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	1,174	1,216,428
Berkshire Hathaway Inc.
3.40%, 01/31/22	300	316,377
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	660	677,338
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)[a]	50	51,727
Fidelity National Financial Inc.
5.50%, 09/01/22	150	163,808

266

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	$777	$863,682
Lincoln National Corp.
4.20%, 03/15/22	550	586,223
Markel Corp.
4.90%, 07/01/22	100	108,577
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	805	815,940
MetLife Inc.
3.05%, 12/15/22	352	360,807
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	250	269,825
Primerica Inc.
4.75%, 07/15/22	145	156,625
Principal Financial Group Inc.
3.30%, 09/15/22	155	159,769
WR Berkley Corp.
4.63%, 03/15/22	250	271,398

		8,207,600
INTERNET — 1.05%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	1,156	1,169,722
Baidu Inc.
2.88%, 07/06/22	250	251,342
3.50%, 11/28/22	400	412,768
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	858	856,155
3.80%, 03/09/22 (Call 02/09/22)	432	454,758

		3,144,745
IRON & STEEL — 0.76%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	550	589,694
Vale Overseas Ltd.
4.38%, 01/11/22	1,620	1,672,909

		2,262,603
LEISURE TIME — 0.11%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	295	327,801

		327,801
LODGING — 0.36%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	554	548,842
3.25%, 09/15/22 (Call 06/15/22)	100	102,438
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	401	423,296

		1,074,576

Security	Principal (000s)	Value
MACHINERY — 1.19%
Caterpillar Financial Services Corp.
2.40%, 06/06/22	$100	$100,347
2.85%, 06/01/22[a]	272	277,965
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	705	714,482
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	762	774,687
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	628	641,326
John Deere Capital Corp.
2.65%, 01/06/22	585	597,075
2.75%, 03/15/22	260	265,343
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	174	177,809

		3,549,034
MANUFACTURING — 1.76%
3M Co.
2.00%, 06/26/22	570	567,714
Eaton Corp.
2.75%, 11/02/22	1,375	1,392,779
General Electric Co.
2.70%, 10/09/22	2,362	2,414,956
3.15%, 09/07/22	678	705,967
Parker-Hannifin Corp.
3.50%, 09/15/22	170	179,143

		5,260,559
MEDIA — 3.20%
21st Century Fox America Inc.
3.00%, 09/15/22	932	949,009
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	783	810,945
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	2,225	2,378,770
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	579	777,632
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	907	886,429
3.13%, 07/15/22	765	795,118
Discovery Communications LLC
3.30%, 05/15/22	377	381,897
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	489	496,501
Scripps Networks Interactive Inc.
3.50%, 06/15/22 (Call 04/15/22)	25	25,539
Time Warner Inc.
3.40%, 06/15/22	215	222,349
4.00%, 01/15/22	396	419,317
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	350	350,263
Walt Disney Co. (The)
2.35%, 12/01/22	828	831,204
2.45%, 03/04/22	230	232,831

		9,557,804

267

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
MINING — 0.96%
Barrick Gold Corp.
3.85%, 04/01/22	$309	$330,068
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	903	925,990
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,074	1,116,917
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	348	354,285
3.50%, 03/22/22 (Call 12/22/21)	—	—
Southern Copper Corp.
3.50%, 11/08/22	125	128,457

		2,855,717
OFFICE & BUSINESS EQUIPMENT — 0.09%
Xerox Corp.
4.07%, 03/17/22[d]	270	277,903

		277,903
OIL & GAS — 5.15%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	982	1,002,897
BP Capital Markets PLC
2.50%, 11/06/22[a]	508	507,406
3.06%, 03/17/22	627	643,935
3.25%, 05/06/22	1,661	1,719,002
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	400	389,364
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	1,318	1,318,738
2.41%, 03/03/22 (Call 01/03/22)[a]	752	758,670
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	573	568,061
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	793	797,885
Exxon Mobil Corp.
2.40%, 03/06/22 (Call 01/06/22)[a]	915	923,500
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	314	329,499
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	682	667,051
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)[a]	435	439,950
3.13%, 02/15/22 (Call 11/15/21)	581	600,103
Phillips 66
4.30%, 04/01/22	1,705	1,832,176
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	553	582,779
Sasol Financing International Ltd.
4.50%, 11/14/22[a]	600	616,296
Shell International Finance BV
2.38%, 08/21/22	736	736,442

Security	Principal (000s)	Value
Total Capital International SA
2.88%, 02/17/22	$938	$960,625

		15,394,379
OIL & GAS SERVICES — 0.41%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	892	865,748
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[d]	372	370,743

		1,236,491
PACKAGING & CONTAINERS — 0.15%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	225	237,161
WestRock RKT Co.
4.90%, 03/01/22	200	218,314

		455,475
PHARMACEUTICALS — 4.88%
AbbVie Inc.
2.90%, 11/06/22	2,448	2,489,126
3.20%, 11/06/22 (Call 09/06/22)	732	754,077
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	951	979,777
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)[a]	2,659	2,764,616
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	200	200,152
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	733	727,612
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	490	494,013
Express Scripts Holding Co.
3.90%, 02/15/22	866	912,054
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,503	1,545,775
Johnson & Johnson
2.25%, 03/03/22 (Call 02/03/22)	310	313,364
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	140	140,487
Merck & Co. Inc.
2.35%, 02/10/22	933	944,896
2.40%, 09/15/22 (Call 06/15/22)	696	704,686
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	480	485,218
2.40%, 09/21/22[a]	1,101	1,111,977

		14,567,830
PIPELINES — 2.94%
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	50	60,028
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	95	95,710
Energy Transfer LP
5.20%, 02/01/22 (Call 11/01/21)[a]	629	682,452

268

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Enterprise Products Operating LLC
4.05%, 02/15/22	$382	$405,711
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	992	1,030,470
4.15%, 03/01/22	50	52,330
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	857	868,432
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	569	582,286
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	213	228,990
5.88%, 03/01/22 (Call 12/01/21)	1,150	1,272,015
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (Call 12/15/21)	750	851,415
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	175	187,003
TransCanada PipeLines Ltd.
2.50%, 08/01/22	687	688,649
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	347	357,927
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	365	369,982
3.60%, 03/15/22 (Call 01/15/22)	1,008	1,036,990

		8,770,390
REAL ESTATE INVESTMENT TRUSTS — 3.83%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	348	372,816
American Tower Corp.
2.25%, 01/15/22	457	451,361
4.70%, 03/15/22	901	980,315
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)[a]	175	177,921
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	513	528,087
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	175	174,946
Crown Castle International Corp.
4.88%, 04/15/22	533	583,321
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	565	592,984
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	350	362,148
3.95%, 07/01/22 (Call 05/01/22)	109	114,560
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	225	235,100
4.38%, 06/15/22 (Call 03/15/22)	280	299,810
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	255	284,208
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	200	206,358
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	105	106,321
4.00%, 12/01/22 (Call 10/01/22)[a]	500	525,745
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	518	557,425

Security	Principal (000s)	Value
Host Hotels & Resorts LP
5.25%, 03/15/22 (Call 12/15/21)	$185	$201,565
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)	342	351,617
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)	25	25,638
National Retail Properties Inc.
3.80%, 10/15/22 (Call 07/15/22)	150	156,261
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	195	198,428
Regency Centers Corp.
3.75%, 11/15/22 (Call 08/15/22)	275	284,798
Select Income REIT
4.15%, 02/01/22 (Call 12/01/21)	250	252,820
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	307	306,085
2.63%, 06/15/22 (Call 03/15/22)	500	504,725
3.38%, 03/15/22 (Call 12/15/21)[a]	415	430,977
UDR Inc.
4.63%, 01/10/22 (Call 10/10/21)	170	181,533
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	545	554,668
4.25%, 03/01/22 (Call 12/01/21)	463	490,382
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	245	266,227
Washington Real Estate Investment Trust
3.95%, 10/15/22 (Call 07/15/22)	100	101,978
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	100	102,011
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	441	486,802

		11,449,941
RETAIL — 3.19%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	53,324
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	272	283,672
Coach Inc.
3.00%, 07/15/22 (Call 06/15/22)	100	99,601
Costco Wholesale Corp.
2.25%, 02/15/22[a]	500	501,425
2.30%, 05/18/22 (Call 04/18/22)	365	365,996
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	929	938,141
3.50%, 07/20/22 (Call 05/20/22)	1,429	1,492,376
4.75%, 12/01/22 (Call 09/01/22)	125	137,711
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	1,204	1,226,768
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	570	591,478
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	458	458,540
McDonald’s Corp.
2.63%, 01/15/22[a]	1,031	1,044,341
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	50	52,428
QVC Inc.
5.13%, 07/02/22	460	490,245

269

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	$427	$436,253
Target Corp.
2.90%, 01/15/22[a]	597	616,307
Walgreen Co.
3.10%, 09/15/22	736	752,288

		9,540,894
SAVINGS & LOANS — 0.08%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	232	237,714

		237,714
SEMICONDUCTORS — 2.23%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[d]	2,505	2,543,627
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	390	392,843
2.70%, 12/15/22	1,125	1,146,870
3.10%, 07/29/22	777	808,546
QUALCOMM Inc.
3.00%, 05/20/22	1,384	1,427,236
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)[a]	355	349,800

		6,668,922
SOFTWARE — 3.18%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	175	180,808
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	325	333,362
Fidelity National Information Services Inc.
4.50%, 10/15/22 (Call 08/15/22)	791	861,913
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)[a]	431	447,150
Microsoft Corp.
2.13%, 11/15/22[a]	283	281,718
2.38%, 02/12/22 (Call 01/12/22)	588	594,215
2.40%, 02/06/22 (Call 01/06/22)	1,135	1,149,415
2.65%, 11/03/22 (Call 09/03/22)	1,582	1,613,608
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	2,367	2,401,416
2.50%, 10/15/22	1,603	1,620,457

		9,484,062
TELECOMMUNICATIONS — 4.71%
America Movil SAB de CV
3.13%, 07/16/22	1,000	1,031,740
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	906	897,502
3.00%, 02/15/22	1,123	1,138,913
3.00%, 06/30/22 (Call 04/30/22)	2,541	2,571,644
3.20%, 03/01/22 (Call 02/01/22)[a]	840	858,278

Security	Principal (000s)	Value
3.80%, 03/15/22	$976	$1,022,389
Cisco Systems Inc.
3.00%, 06/15/22[a]	303	314,163
Motorola Solutions Inc.
3.75%, 05/15/22	752	779,832
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	1,359	1,336,346
2.95%, 03/15/22	2,278	2,303,764
3.13%, 03/16/22	1,140	1,161,922
Vodafone Group PLC
2.50%, 09/26/22[a]	643	647,199

		14,063,692
TEXTILES — 0.17%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	500	509,560

		509,560
TRANSPORTATION — 1.60%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	601	622,576
3.05%, 09/01/22 (Call 06/01/22)	704	728,506
FedEx Corp.
2.63%, 08/01/22	469	474,773
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	51,114
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	821	840,622
Ryder System Inc.
2.80%, 03/01/22 (Call 02/01/22)	35	35,475
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	905	981,400
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	320	322,675
2.45%, 10/01/22	703	713,292

		4,770,433

TOTAL CORPORATE BONDS & NOTES (Cost: $291,350,967)		295,439,325

270

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

July 31, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 7.92%

MONEY MARKET FUNDS — 7.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	19,779	$19,784,843
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[e,f]	3,864	3,864,474

		23,649,317

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,648,082)		23,649,317

TOTAL INVESTMENTS IN SECURITIES — 106.82% (Cost: $314,999,049)[h]		319,088,642
Other Assets, Less Liabilities — (6.82)%		(20,381,271)

NET ASSETS — 100.00%		$298,707,371

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $315,002,212. Net unrealized appreciation was $4,086,430, of which $4,153,053 represented gross unrealized appreciation on securities and $66,623 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.63%, 02/17/22	$—	$1,000	$—	$1,000	$1,014,030	$10,115	$—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	546	—	—	546	553,759	10,334	—
3.30%, 03/08/22	535	75	—	610	636,279	12,534	—

					$2,204,068	$32,983	$—

271

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

July 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$295,439,325	$—	$295,439,325
Money market funds	23,649,317	—	—	23,649,317

Total	$23,649,317	$295,439,325	$—	$319,088,642

272

Schedule of Investments  (Unaudited)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.89%

ALABAMA — 0.97%
Alabama Federal Aid Highway Finance Authority GO
4.00%, 09/01/22	$285	$318,459
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/22	25	29,151
Alabama Public School & College Authority RB
Series A
5.00%, 02/01/22	70	81,448
Series B
5.00%, 01/01/22	145	168,360
5.00%, 05/01/22	160	187,318
City of Huntsville AL Water Revenue RB
5.00%, 11/01/22	100	118,724
State of Alabama GO Series A
5.00%, 08/01/22	290	341,872

		1,245,332
ALASKA — 0.12%
Alaska Municipal Bond Bank Authority RB
5.00%, 07/01/22	20	23,249
Series 1
4.00%, 02/01/22	65	71,953
Municipality of Anchorage AK GO Series B
5.00%, 09/01/22	55	64,348

		159,550
ARIZONA — 3.08%
Arizona Board of Regents COP Series A
5.00%, 06/01/22	90	104,268
Arizona Department of Transportation State Highway Fund Revenue RB Series A
5.00%, 07/01/22	100	117,542
Arizona State University RB Series A
5.00%, 07/01/22	215	252,939
Arizona Transportation Board RB
5.00%, 07/01/22	365	429,252
Arizona Water Infrastructure Finance Authority RB Series A
5.00%, 10/01/22	280	331,795
City of Chandler AZ GOL
4.00%, 07/01/22	95	107,348
City of Mesa AZ RB
5.00%, 07/01/22	250	292,685
City of Phoenix AZ GO
4.00%, 07/01/22	170	191,925
City of Phoenix AZ GOL Series C
4.00%, 07/01/22	205	231,439

Security	Principal (000s)	Value
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	$430	$504,983
Series B
5.00%, 07/01/22	260	306,288
City of Tempe AZ GO
4.50%, 07/01/22	30	34,520
City of Tempe AZ GOL Series C
4.00%, 07/01/22	55	61,981
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	40	47,058
Series A
5.00%, 07/01/22	45	52,660
County of Pima AZ GOL
4.00%, 07/01/22	50	56,245
Maricopa County Community College District GO
5.00%, 07/01/22	310	365,189
Salt River Project Agricultural Improvement & Power District RB Series A
5.00%, 01/01/22	35	40,721
5.00%, 12/01/22	200	237,902
State of Arizona COP
5.00%, 09/01/22	50	58,427
University of Arizona RB
5.00%, 06/01/22	30	35,192
Series A
5.00%, 06/01/22	80	93,846

		3,954,205
ARKANSAS — 0.07%
State of Arkansas GO
5.00%, 10/01/22	30	35,607
University of Arkansas RB
5.00%, 11/01/22	25	29,620
Series A
5.00%, 11/01/22	25	29,621

		94,848
CALIFORNIA — 12.05%
Alameda Corridor Transportation Authority RB Series A
5.00%, 10/01/22	75	87,737
Alameda Unified School District-Alameda County/CA GO Series A
0.00%, 08/01/22 (AGM)	110	101,215
Benicia Unified School District GO Series A
0.00%, 08/01/22 (NPFGC)	25	22,935
Beverly Hills Unified School District CA GO
0.00%, 08/01/22	60	55,538
Burbank Unified School District GO Series C
0.00%, 08/01/22 (NPFGC)	90	82,567
California Health Facilities Financing Authority RB
5.00%, 03/01/22	175	202,300
5.00%, 10/01/22	100	118,306
Series A
5.00%, 10/01/22	65	76,827
Series C
5.00%, 08/01/31	300	353,778

273

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	$100	$117,073
5.00%, 10/01/22	90	107,169
Series A
5.00%, 10/01/22	200	238,154
California State Public Works Board RB
5.00%, 05/01/22	35	41,082
Series A
4.00%, 04/01/22	20	22,522
5.00%, 04/01/22	105	122,991
Series B
5.00%, 10/01/22	310	367,514
Series C
5.00%, 11/01/22	135	160,353
Series D
5.00%, 09/01/22	135	159,735
5.00%, 09/01/37 (PR 09/01/22)	200	236,716
Series G
5.00%, 11/01/22	35	41,573
Series H
5.00%, 12/01/22	195	232,064
California State University RB
Series A
5.00%, 11/01/22	100	119,332
Series C
5.00%, 11/01/22 (AGM)	30	35,850
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	57,030
Carlsbad Unified School District GO
0.00%, 05/01/22 (NPFGC)	100	92,552
Chabot-Las Positas Community College District GO
5.00%, 08/01/22	120	142,344
City & County of San Francisco CA COP Series R-1
5.00%, 09/01/22	45	53,448
City & County of San Francisco CA GO
5.00%, 06/15/22	25	29,594
City of Los Angeles CA Wastewater System Revenue RB Series C
5.00%, 06/01/22	60	70,850
City of Los Angeles Department of Airports RB
5.00%, 05/15/22	30	35,335
Series C
5.00%, 05/15/22	20	23,556
City of Sacramento CA Water Revenue RB
5.00%, 09/01/22	80	94,946
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	25	28,564
5.00%, 11/01/22	190	226,731
City of Santa Clara CA Electric Revenue RB Series A
5.00%, 07/01/22	75	87,883
Corona-Norco Unified School District GO Series C
0.00%, 08/01/22 (AGM)	100	92,014

Security	Principal (000s)	Value
County of Los Angeles CA COP
5.00%, 09/01/22	$80	$93,954
County of Santa Clara CA GO Series B
5.00%, 08/01/22	40	47,505
East Bay Municipal Utility District Water System Revenue RB Series B
5.00%, 06/01/22	80	94,457
East Side Union High School District GO
5.00%, 08/01/22	100	118,620
Encinitas Union School District/CA GO
0.00%, 08/01/22	60	55,373
Evergreen School District GO
5.00%, 09/01/22	100	118,883
Foothill-De Anza Community College District GO
5.00%, 08/01/22	20	23,753
Healdsburg Unified School District GO Series A
0.00%, 08/01/22	80	73,611
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)	55	50,462
Series D
0.00%, 09/01/22 (NPFGC)	100	92,109
Los Altos Elementary School District GO
4.00%, 08/01/22	25	28,374
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/22	130	154,484
Series G
4.00%, 08/01/22	100	113,984
5.00%, 08/01/22	125	148,542
Los Angeles County Public Works Financing Authority RB Series D
5.00%, 12/01/22	50	59,416
Los Angeles County Redevelopment Refunding Authority RB
5.00%, 12/01/22	25	29,356
Los Angeles Department of Water & Power System Revenue RB
4.00%, 07/01/22	45	51,183
5.00%, 07/01/22	180	213,320
Series A
4.00%, 07/01/22	50	56,871
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/22	470	556,259
Series B
5.00%, 07/01/22	200	236,706
Series C
5.00%, 07/01/22	65	76,929
Manhattan Beach Unified School District GO
0.00%, 09/01/22	25	23,027
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/22	130	152,581
Morgan Hill Redevelopment Agency Successor Agency RB Series A
5.00%, 09/01/22	50	59,125
Mount Diablo Unified School District/CA GO Series A
0.00%, 08/01/22	160	147,222

274

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Municipal Improvement Corp. of Los Angeles RB Series B
5.00%, 11/01/22	$130	$153,894
New Haven Unified School District GO
0.00%, 08/01/22	50	45,871
Novato Unified School District/CA GO
4.00%, 02/01/22	80	90,021
Oxnard Financing Authority RB
5.00%, 06/01/22	20	23,175
Poway Redevelopment Agency Successor Agency RB Series A
5.00%, 06/15/22	25	29,007
Poway Unified School District GO
5.00%, 08/01/22	15	17,777
Redwood City Elementary School District/CA GO
0.00%, 08/01/22 (NPFGC)	40	36,696
Sacramento City Financing Authority RB Series E
5.25%, 12/01/22 (AMBAC)	180	213,142
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/22	290	341,321
San Diego Regional Building Authority RB Series A
5.00%, 10/15/22	220	262,392
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/22 (NPFGC)	180	165,951
Series H-2
5.00%, 07/01/22	60	71,107
San Francisco Bay Area Rapid Transit District RB Series A
5.00%, 07/01/22	75	88,765
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/22	100	117,714
Series A
5.00%, 05/01/22	60	70,628
San Joaquin Delta Community College District GO Series A
5.00%, 08/01/22	50	59,310
San Jose Financing Authority RB Series A
5.00%, 06/01/22	50	58,475
San Juan Unified School District GO
0.00%, 08/01/22 (AGM)	25	23,004
San Mateo County Community College District GO
4.00%, 09/01/22	30	34,172
Series A
0.00%, 09/01/22 (NPFGC)	75	69,467
San Rafael City High School District/CA GO Series B
0.00%, 08/01/22 (NPFGC)	100	92,151
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/22	60	68,453
Santa Ana Unified School District GO Series B
0.00%, 08/01/22 (NPFGC)	40	36,696

Security	Principal (000s)	Value
Santa Monica Community College District GO Series E
0.00%, 08/01/22	$50	$46,007
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/22 (NPFGC)	55	50,834
Saratoga Union School District GO Series A
0.00%, 09/01/22 (NPFGC)	70	64,770
Sierra Joint Community College District School Facilities District No. 2 GO Series B
0.00%, 08/01/22 (NPFGC)	50	46,007
Sonoma County Junior College District GO
5.00%, 08/01/22	115	136,290
Southern California Public Power Authority RB Series A
5.00%, 07/01/22	40	47,341
State of California
5.00%, 09/01/22	350	414,442
State of California Department of Water Resources Power Supply Revenue RB
Series O
4.00%, 05/01/22	85	96,364
5.00%, 05/01/22	450	530,928
State of California Department of Water Resources RB
Series AS
5.00%, 12/01/22	75	89,762
Series AW
5.00%, 12/01/22	15	17,952
State of California GO
4.00%, 02/01/22	30	33,697
5.00%, 02/01/22	150	175,040
5.00%, 03/01/22	30	35,084
5.00%, 04/01/22	125	146,495
5.00%, 05/01/22	365	428,671
5.00%, 08/01/22	480	567,240
5.00%, 09/01/22	1,700	2,013,004
5.00%, 10/01/22	310	367,812
5.00%, 11/01/22	90	106,995
5.00%, 12/01/22	50	59,558
5.25%, 09/01/22	115	137,586
5.25%, 10/01/22	70	83,927
Torrance Unified School District GO
5.00%, 08/01/22	40	47,405
University of California RB
4.00%, 05/15/22	20	22,594
Series AO
5.00%, 05/15/22	170	200,807
Series G
5.00%, 05/15/22	40	47,187
Ventura County Community College District GO Series C
0.00%, 08/01/22	250	230,035
William S Hart Union High School District GO Series B
0.00%, 09/01/22 (AGM)	25	22,889

		15,450,196

275

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security		Principal (000s)	Value
COLORADO — 0.84%
Board of Governors of Colorado State University System RB
Series A
5.00%, 03/01/22		$35	$40,793
Series B
5.00%, 03/01/22		90	104,895
City & County of Denver CO GO
0.00%, 01/29/22		20	18,669
City & County of Denver Co. Airport System Revenue RB Series B
5.00%, 11/15/22		125	146,581
City of Colorado Springs CO Utilities System Revenue RB Series A
5.00%, 11/15/22		20	23,710
Denver City & County School District No. 1 GO
Series B
5.00%, 12/01/25	(PR 12/01/22) (SAW)	225	267,745
5.00%, 12/01/26	(PR 12/01/22) (SAW)	145	172,547
E-470 Public Highway Authority RB Series B
0.00%, 09/01/22	(NPFGC)	90	81,259
Summit County School District No. Re-1 Summit GO
5.00%, 12/01/22	(SAW)	75	89,341
University of Colorado RB
5.00%, 06/01/22		85	99,799
Series A-1
4.00%, 06/01/22		25	28,185

			1,073,524
CONNECTICUT — 1.87%
Connecticut State Health & Educational Facility Authority RB
Series A-1
5.00%, 07/01/42		300	351,921
Series E
5.00%, 07/01/22		100	116,970
State of Connecticut GO
Series A
4.00%, 03/01/22		50	54,478
5.00%, 10/15/22		255	292,406
Series C
5.00%, 06/15/22		90	102,563
Series D
5.00%, 06/15/22		20	22,792
Series E
5.00%, 08/15/22		30	34,296
5.00%, 10/15/22		450	516,010
Series F
5.00%, 11/15/22		90	103,357
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/22		140	162,011
Series A
5.00%, 09/01/22		180	208,300
5.00%, 10/01/22		65	75,347
Series B
5.00%, 08/01/22		80	92,420
University of Connecticut RB
Series A
5.00%, 02/15/22		105	120,688
5.00%, 08/15/22		125	145,227

			2,398,786

Security	Principal (000s)	Value
DELAWARE — 0.40%
Delaware Transportation Authority RB
5.00%, 06/01/22	$85	$99,017
5.00%, 07/01/22	275	323,816
State of Delaware GO Series B
5.00%, 07/01/22	25	29,516
University of Delaware RB Series A
5.00%, 11/01/22	50	59,278

		511,627
DISTRICT OF COLUMBIA — 1.18%
District of Columbia GO Series A
5.00%, 06/01/22	510	599,057
District of Columbia RB
5.00%, 07/15/22	75	87,378
Series A
4.00%, 12/01/22	65	73,693
Series C
4.00%, 12/01/22	130	147,243
5.00%, 12/01/22	100	118,837
District of Columbia Water & Sewer Authority RB
Series A
5.00%, 10/01/22	80	94,534
Series C
5.00%, 10/01/22	140	165,435
Metropolitan Washington Airports Authority RB Series C
5.00%, 10/01/22	190	223,455

		1,509,632
FLORIDA — 5.91%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/22	30	35,231
Broward Country FL Water & Sewer Utility Revenue RB
5.00%, 10/01/22	95	112,573
Citizens Property Insurance Corp. RB Series A-1
5.00%, 06/01/22	80	92,830
City of Jacksonville FL RB
5.00%, 10/01/22	285	334,135
Series A
4.00%, 10/01/22	50	56,304
Series C
5.00%, 10/01/22	100	117,281
City of Tallahassee FL Energy System Revenue RB
5.00%, 10/01/22	25	29,556
City of Tampa FL RB
5.00%, 10/01/22	170	199,987
Series B
5.00%, 10/01/22	50	58,560

276

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
County of Broward FL Airport System Revenue RB
Series C
5.00%, 10/01/22	$145	$169,586
Series P-2
5.00%, 10/01/22	60	70,369
Series Q-1
5.00%, 10/01/22	50	58,641
County of Hillsborough FL RB
5.00%, 11/01/22	135	158,616
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/22 (AGM)	100	117,499
County of Miami-Dade FL Aviation Revenue RB Series B
5.00%, 10/01/22	160	186,525
County of Miami-Dade FL RB Series A
5.00%, 10/01/22	45	52,412
County of Miami-Dade FL Transit System RB
5.00%, 07/01/22	50	58,020
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	140	164,728
Series B
5.25%, 10/01/22 (AGM)	125	148,715
County of Orange FL Sales Tax Revenue RB Series C
5.00%, 01/01/22	30	34,777
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/22	135	159,490
County of Palm Beach FL RB
5.00%, 05/01/22	50	58,588
5.00%, 06/01/22	80	93,929
5.00%, 11/01/22	45	53,175
Series A
5.00%, 11/01/22	25	29,639
County of Palm Beach FL Water & Sewer Revenue RB
4.00%, 10/01/22	30	33,974
County of Pasco FL Water & Sewer Revenue RB Series A
5.00%, 10/01/22	45	53,053
County of Sarasota FL RB
5.00%, 10/01/22	55	64,752
Florida Department of Environmental Protection RB Series A
5.00%, 07/01/22	165	193,771
Florida Department of Management Services COP Series A
5.00%, 08/01/22	145	170,156
Florida Municipal Power Agency RB Series A
5.00%, 10/01/22	165	193,514
Florida State University Housing Facility Revenue RB Series A
5.00%, 05/01/22	250	291,930
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/22	300	352,626
Series B
5.00%, 07/01/22	165	193,944

Security	Principal (000s)	Value
Jacksonville Transportation Authority RB
5.00%, 08/01/22	$80	$94,048
JEA Electric System Revenue RB Series A
5.00%, 10/01/22	265	311,474
JEA Water & Sewer System Revenue RB Series A
5.00%, 10/01/22	140	165,398
Miami-Dade County Educational Facilities Authority Revenue RB
5.25%, 04/01/22	65	74,923
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/22	45	52,137
Series B
5.00%, 07/01/22	15	17,406
Orange County School Board COP Series D
5.00%, 08/01/22	140	163,888
Orlando Utilities Commission RB
Series A
5.00%, 10/01/22	95	112,312
Series C
4.00%, 10/01/22	25	28,259
5.00%, 10/01/22	145	171,106
5.25%, 10/01/22	105	125,209
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	185	215,342
Series B
5.00%, 07/01/22	160	187,110
Palm Beach County School District COP
Series B
5.00%, 08/01/22	155	181,203
Series D
5.00%, 08/01/22	65	75,988
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/22	75	87,483
Series B
4.00%, 06/01/22	25	27,997
School Board of Miami-Dade County (The) COP
5.00%, 11/01/22	50	58,636
Series D
5.00%, 02/01/22	35	40,361
School Board of Miami-Dade County (The) GO
5.00%, 03/15/22	70	81,294
School District of Broward County/FL COP
Series A
5.00%, 07/01/22	100	116,736
Series B
5.00%, 07/01/22	20	23,347
State of Florida GO
5.00%, 06/01/22	95	111,833
Series A
5.00%, 06/01/22	185	217,780
Series B
5.00%, 06/01/22	280	329,613

277

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
State of Florida Lottery Revenue RB Series A
5.00%, 07/01/22	$155	$182,029
Volusia County School Board COP Series A
5.00%, 08/01/22	115	134,441

		7,586,239
GEORGIA — 1.40%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	30	35,500
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/22	100	116,695
Series B
5.00%, 10/01/22 (GTD)	30	35,591
Gwinnett County Development Authority COP
5.25%, 01/01/22 (NPFGC)	45	52,374
Gwinnett County School District GO
5.00%, 02/01/22	345	402,770
Municipal Electric Authority of Georgia RB Series A
5.00%, 11/01/22	135	155,593
State of Georgia GO
Series A
5.00%, 02/01/22	100	116,745
Series C
4.00%, 09/01/22	180	204,462
4.00%, 10/01/22	600	682,542

		1,802,272
HAWAII — 1.57%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/22	95	111,665
5.00%, 07/01/30 (PR 07/01/22)	125	147,187
Series A
5.00%, 07/01/22	100	117,542
City & County of Honolulu HI GO
Series A
5.00%, 10/01/22	75	88,874
5.00%, 11/01/22	25	29,681
Series B
5.00%, 10/01/22	100	118,498
5.00%, 11/01/22	50	59,362
Series C
5.00%, 10/01/22	145	171,822
County of Hawaii HI GO Series A
5.00%, 09/01/22	100	117,890
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/22	20	23,467
State of Hawaii GO
Series EE
4.00%, 11/01/22 (ETM)	35	39,701

Security	Principal (000s)	Value
Series EF
5.00%, 11/01/22	$115	$136,212
Series EP
5.00%, 08/01/22	120	141,326
Series FE
5.00%, 10/01/22	165	195,249
Series FH
5.00%, 10/01/22	430	509,541

		2,008,017
IDAHO — 0.03%
Idaho Housing & Finance Association RB
5.00%, 07/15/22	30	34,834

		34,834
ILLINOIS — 1.66%
Chicago O’Hare International Airport RB
Series 2015-B
5.00%, 01/01/22	55	63,400
Series B
5.00%, 01/01/22	100	115,272
Series C
5.00%, 01/01/22	110	126,799
Series D
5.00%, 01/01/22	70	80,690
Illinois Finance Authority RB
5.00%, 07/01/22	25	29,307
5.00%, 10/01/22	25	29,087
Illinois State Toll Highway Authority RB Series A
5.00%, 12/01/22	230	270,462
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/22	45	39,017
5.65%, 06/15/22 (NPFGC)	70	80,324
Regional Transportation Authority RB Series A
5.50%, 07/01/22 (NPFGC)	55	64,563
State of Illinois GO
0.00%, 08/01/22	100	81,219
4.00%, 02/01/22	25	26,006
5.00%, 02/01/22	410	443,649
5.00%, 05/01/22	170	184,550
Series A
4.00%, 01/01/22	80	83,184
State of Illinois RB
5.00%, 06/15/22	155	175,446
Series C
5.00%, 06/15/22	100	113,191
University of Illinois RB Series A
5.00%, 04/01/22	105	118,418

		2,124,584
INDIANA — 0.66%
Ball State University RB
5.00%, 07/01/22	45	52,485
Series R
5.00%, 07/01/22	100	116,633

278

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Indiana Finance Authority RB
5.00%, 12/01/22	$50	$59,187
Series A
5.00%, 10/01/22	155	180,112
Series B
5.00%, 02/01/22	90	105,062
Indiana University RB Series A
5.00%, 06/01/22	225	264,868
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.50%, 01/01/22 (NPFGC)	25	28,933
Series E
0.00%, 02/01/22	50	45,800

		853,080
IOWA — 0.72%
Ankeny Community School District GO Series A
4.00%, 06/01/22	25	27,910
City of Cedar Rapids IA GO Series A
5.00%, 06/01/22	65	76,278
City of Des Moines IA GO
Series B
5.00%, 06/01/22	150	175,578
Series E
5.00%, 06/01/22	145	170,097
Des Moines Independent Community School District RB
5.00%, 06/01/22	25	28,976
Iowa City Community School District RB
5.00%, 06/01/22	100	115,937
Iowa State Board of Regents RB
4.00%, 09/01/22	65	73,252
State of Iowa RB Series A
5.00%, 06/01/22	215	252,212

		920,240
KANSAS — 0.38%
City of Overland Park KS GO Series A
5.00%, 09/01/22	100	118,340
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/22	210	248,627
Series C
5.00%, 09/01/22	75	88,877
Wyandotte County-Kansas City Unified Government Utility System Revenue RB Series A
5.00%, 09/01/22	25	29,103

		484,947

Security	Principal (000s)	Value
KENTUCKY — 0.09%
Kentucky State Property & Building Commission RB Series B
5.00%, 11/01/22	$100	$116,997

		116,997
LOUISIANA — 1.21%
East Baton Rouge Sewerage Commission RB Series B
5.00%, 02/01/22	50	57,634
Louisiana Office Facilities Corp. RB
5.00%, 11/01/22	50	58,138
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/22	20	22,983
State of Louisiana Gasoline & Fuels Tax Revenue RB
4.00%, 05/01/22	70	78,324
Series A-1
5.00%, 05/01/22	70	81,740
State of Louisiana GO
Series A
5.00%, 08/01/22	100	116,559
5.00%, 09/01/22	100	116,764
Series B
5.00%, 08/01/22	50	58,280
Series C
4.00%, 07/15/22	125	139,429
5.00%, 07/15/22	75	87,337
5.00%, 07/15/25 (PR 07/15/22)	100	117,970
5.00%, 07/15/26 (PR 07/15/22)	500	589,850
State of Louisiana RB Series A
5.00%, 06/15/22	25	29,161

		1,554,169
MAINE — 0.74%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/22	285	334,912
5.00%, 11/01/22	100	118,389
Series B
5.00%, 11/01/22	40	47,267
Series C
5.00%, 11/01/22	115	135,892
Maine Turnpike Authority RB
5.00%, 07/01/22	155	182,271
State of Maine GO Series B
5.00%, 06/01/22	110	129,377

		948,108
MARYLAND — 3.57%
City of Baltimore MD GO Series B
5.00%, 10/15/22	125	147,910

279

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
City of Baltimore MD RB
Series A
5.00%, 07/01/22	$115	$135,293
Series D
5.00%, 07/01/22	50	58,823
County of Anne Arundel MD GOL
5.00%, 04/01/22	120	140,590
County of Baltimore MD COP
5.00%, 10/01/22	60	70,671
County of Baltimore MD GO
5.00%, 02/01/22	150	175,117
Series B
5.00%, 08/01/22	150	177,388
County of Baltimore MD RB
4.00%, 09/01/22	75	85,074
5.00%, 07/01/22	40	47,058
County of Frederick MD GO Series A
5.00%, 08/01/22	200	236,518
County of Prince George’s MD COP
5.00%, 10/15/22	50	59,054
Maryland Health & Higher Educational Facilities Authority RB Series A
5.00%, 07/01/22	55	63,766
State of Maryland GO
Series A
5.00%, 03/01/22	150	175,506
5.00%, 03/01/24 (PR 03/01/22)	1,300	1,518,517
Series B
5.00%, 08/01/22	325	384,342
Series C
5.00%, 08/01/22	565	668,163
Washington Suburban Sanitary Commission GO
5.00%, 06/01/22	375	441,608

		4,585,398
MASSACHUSETTS — 3.54%
Boston Water & Sewer Commission RB Series A
4.25%, 11/01/22	40	46,104
City of Boston MA GO Series B
5.00%, 04/01/22	250	293,145
Commonwealth of Massachusetts GO Series C
5.50%, 12/01/22	280	339,769
Commonwealth of Massachusetts GOL
Series A
5.00%, 07/01/22	275	323,526
Series B
5.00%, 07/01/22	55	64,705
5.00%, 08/01/22	270	318,271
5.25%, 08/01/22	100	119,085
5.25%, 09/01/22 (AGM)	230	274,461
Series C
5.00%, 04/01/22	165	192,944
5.00%, 08/01/22	140	165,029
5.00%, 10/01/22	175	207,083

Security	Principal (000s)	Value
Series E
5.00%, 09/01/22	$85	$100,390
5.00%, 09/01/28 (PR 09/01/22)	250	295,715
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/22	360	423,526
5.25%, 07/01/22	40	47,534
Series B
5.25%, 07/01/22	175	207,959
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	135	159,650
Massachusetts Department of Transportation RB Series C
0.00%, 01/01/22 (NPFGC)	25	23,332
Massachusetts Development Finance Agency RB Series A
5.00%, 07/15/22	200	236,256
Massachusetts Port Authority RB
4.00%, 07/01/22	20	22,559
Massachusetts School Building Authority RB Series A
5.00%, 08/15/22	530	626,174
University of Massachusetts Building Authority RB Series 1
5.00%, 11/01/22	50	59,167

		4,546,384
MICHIGAN — 1.28%
Michigan Finance Authority RB
5.00%, 08/01/22	50	58,206
Michigan State Building Authority RB
5.00%, 10/15/22	185	217,967
Series I
5.00%, 04/15/22	145	168,873
Michigan State University RB Series A
5.00%, 08/15/22	270	317,984
State of Michigan GO
Series A
5.00%, 12/01/22	100	118,780
Series B
5.00%, 11/01/22	265	314,176
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/22	380	450,486

		1,646,472
MINNESOTA — 1.23%
Metropolitan Council GO Series I
4.00%, 03/01/22	325	365,804
Minnesota Municipal Power Agency RB Series A
5.00%, 10/01/22	40	46,669
Southern Minnesota Municipal Power Agency RB
0.00%, 01/01/22	50	46,438
Series A
5.00%, 01/01/22	45	52,019

280

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
State of Minnesota GO
Series B
5.00%, 08/01/22	$450	$531,619
Series F
5.00%, 10/01/22	260	308,308
State of Minnesota RB Series A
5.00%, 06/01/22	75	87,981
Western Minnesota Municipal Power Agency RB Series A
5.00%, 01/01/22	115	133,313

		1,572,151
MISSISSIPPI — 0.30%
Mississippi Development Bank SO
5.00%, 01/01/22	35	40,216
State of Mississippi GO
Series C
5.00%, 10/01/22	55	65,023
Series F
4.00%, 11/01/22	145	164,263
Series H
5.00%, 12/01/22	100	118,667

		388,169
MISSOURI — 1.07%
Health & Educational Facilities Authority of the State of Missouri RB Series A
5.00%, 11/15/22	75	87,400
Metropolitan St. Louis Sewer District RB Series B
5.00%, 05/01/22	50	58,680
Missouri Highway & Transportation Commission RB
Series A
5.00%, 05/01/22	75	88,133
Series B
5.00%, 05/01/22	285	334,906
Missouri State Board of Public Buildings RB
Series A
4.00%, 04/01/22	50	56,184
5.00%, 10/01/22	250	295,695
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	44,694
5.00%, 07/01/22	50	59,006
University of Missouri RB Series A
5.00%, 11/01/22	295	350,897

		1,375,595
MONTANA — 0.09%
Montana Department of Transportation RB
5.00%, 06/01/22	100	116,026

		116,026

Security	Principal (000s)	Value
NEBRASKA — 0.87%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/22	$30	$35,448
City of Omaha NE GO Series B
5.00%, 11/15/22	180	213,363
City of Omaha NE Sewer Revenue RB
5.00%, 11/15/22	90	106,441
Metropolitan Utilities District of Omaha RB
5.00%, 12/01/22	75	88,405
Nebraska Public Power District RB
Series A
5.00%, 01/01/22	240	277,882
Series C
5.00%, 01/01/22	40	46,351
Omaha Public Power District Nebraska City Station Unit 2 RB Series A
5.00%, 02/01/22	110	126,790
Omaha Public Power District RB
Series A
5.00%, 02/01/23 (PR 02/01/22)	155	180,510
Series AA
5.00%, 02/01/22	30	34,992

		1,110,182
NEVADA — 2.27%
Clark County School District GOL
Series B
5.00%, 06/15/22	100	116,236
Series C
5.00%, 06/15/22	100	116,236
Clark County Water Reclamation District GOL
5.00%, 07/01/22	340	399,554
County of Clark Department of Aviation RB
5.00%, 07/01/22	190	221,240
County of Clark NV GOL
5.00%, 11/01/22	265	313,559
Series A
5.00%, 07/01/22	85	99,799
County of Clark NV RB
5.00%, 07/01/22	220	258,592
Las Vegas Special Improvement District Nos. 808 & 810 Series C
5.00%, 09/01/22	95	111,774
Nevada System of Higher Education RB
4.00%, 07/01/22	50	56,106
Series B
5.00%, 07/01/22	285	333,291
State of Nevada GOL
5.00%, 03/01/22	340	396,297
Series B
4.00%, 08/01/22	135	152,102
Series C
5.00%, 08/01/22	80	94,200
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	40	45,458
5.00%, 12/01/22	50	59,388
Washoe County School District/NV GOL Series A
5.00%, 06/01/22 (PSF)	115	134,870

		2,908,702

281

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
NEW HAMPSHIRE — 0.09%
New Hampshire Municipal Bond Bank RB Series D
4.00%, 08/15/22	$100	$112,967

		112,967
NEW JERSEY — 1.69%
New Jersey Economic Development Authority RB
5.00%, 06/15/22	50	55,337
Series B
5.00%, 11/01/22	200	216,958
Series II
5.00%, 03/01/22	30	32,351
Series NN
5.00%, 03/01/22	425	458,311
Series XX
4.00%, 06/15/22	40	41,424
5.00%, 06/15/22	50	54,065
New Jersey Educational Facilities Authority RB Series A
5.00%, 07/01/22	350	413,410
New Jersey Health Care Facilities Financing Authority RB Series A
5.00%, 07/01/22	30	34,843
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/22	250	273,515
Series AA
5.00%, 06/15/22	65	70,694
5.00%, 06/15/22 (SAP)	25	27,190
New Jersey Turnpike Authority RB
Series B
5.00%, 01/01/22	110	127,054
Series C
5.00%, 01/01/22	180	207,907
State of New Jersey GO
5.25%, 08/01/22	25	28,718
Series T
5.00%, 06/01/22	110	124,645

		2,166,422
NEW MEXICO — 1.15%
Albuquerque Municipal School District No. 12 GO Series B
5.00%, 08/01/22 (SAW)	100	117,560
County of Santa Fe NM GO
5.00%, 07/01/22	115	135,474
New Mexico Finance Authority RB
5.00%, 06/15/22	210	246,784

Security	Principal (000s)	Value
State of New Mexico GO
5.00%, 03/01/22	$90	$105,216
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/22	365	429,981
Series B
5.00%, 07/01/22	100	116,866
University of New Mexico (The) RB
Series A
5.00%, 06/01/22	200	234,206
Series C
5.00%, 06/01/22	75	87,827

		1,473,914
NEW YORK — 11.06%
Brooklyn Arena Local Development Corp. RB Series A
5.00%, 07/15/22	100	114,356
City of New York NY GO
Series 1
5.00%, 08/01/22	295	346,672
Series A
5.00%, 08/01/22	465	546,449
Series B-1
5.00%, 12/01/22	225	266,470
Series C
5.00%, 08/01/22	95	111,640
Series E
5.00%, 08/01/22	150	176,274
5.25%, 08/01/22	290	344,288
Series G
5.00%, 08/01/22	100	117,516
Series H
5.00%, 08/01/22	240	282,038
Series I
5.00%, 03/01/22	75	87,243
5.00%, 08/01/22	150	176,274
Series J
5.00%, 08/01/22	145	170,398
County of Nassau NY GOL Series B
5.00%, 04/01/22	120	139,450
Long Island Power Authority RB
5.00%, 09/01/22	115	134,422
Series B
5.00%, 09/01/22	40	46,756
Metropolitan Transportation Authority RB
5.00%, 11/15/22	25	29,579
5.25%, 11/15/22	35	41,856
Series A-1
5.00%, 11/15/22	35	41,411
Series A-2
5.00%, 11/15/22	140	165,644
Series B
5.00%, 11/15/22	400	473,268
Series B-2
5.00%, 11/15/22	100	118,317
Series C
5.00%, 11/15/22	250	295,792

282

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Series D-1
5.00%, 11/01/22	$155	$183,230
Series F
5.00%, 11/15/22	220	260,297
Series H
4.00%, 11/15/22	75	84,723
Nassau County Interim Finance Authority RB
4.00%, 11/15/22	125	143,514
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/22	115	135,181
Series S-2
5.00%, 07/15/22 (SAW)	25	29,387
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/22	70	79,288
5.00%, 02/01/22	170	198,385
5.00%, 08/01/22	110	130,027
5.00%, 11/01/22	30	35,679
Series A-1
5.00%, 08/01/22	125	147,757
Series B
5.00%, 11/01/22	275	327,057
Series B-1
5.00%, 11/01/22	110	130,823
Series C
5.00%, 11/01/22	230	273,539
Series D
5.00%, 11/01/22	105	124,876
New York City Water & Sewer System RB
5.00%, 06/15/23 (PR 06/15/22)	50	58,862
Series DD
4.00%, 06/15/22	60	67,806
5.00%, 06/15/22	215	253,552
Series EE
4.00%, 06/15/22	30	33,903
New York Convention Center Development Corp. RB
5.00%, 11/15/22	155	182,526
New York Municipal Bond Bank Agency RB
5.00%, 12/01/22 (SAW)	65	77,349
New York Power Authority (The) RB Series A
5.00%, 11/15/22	25	29,732
New York State Dormitory Authority
5.50%, 05/15/22	100	119,537
New York State Dormitory Authority RB
Series A
0.00%, 05/15/22 (NPFGC)	25	23,251
Series A
5.00%, 02/15/22	255	297,266
5.00%, 03/15/22	395	462,418
5.00%, 04/01/22	130	151,326
5.00%, 07/01/22	325	381,737
5.00%, 10/01/22	100	118,342
Series B
4.00%, 10/01/22	75	85,439
Series C
5.00%, 03/15/22	130	151,878

Security	Principal (000s)	Value
Series D
5.00%, 02/15/22	$355	$413,841
Series E
5.00%, 02/15/22	100	116,575
5.00%, 03/15/22	150	175,243
Series H
5.00%, 10/01/22 (SAW)	100	117,949
New York State Environmental Facilities Corp. RB
4.00%, 11/15/22	80	91,330
5.00%, 06/15/22	60	70,915
Series A
5.00%, 06/15/22	375	443,216
New York State Thruway Authority Highway & Bridge Trust Fund RB Series A
5.00%, 04/01/22	80	93,766
New York State Thruway Authority RB
Series A
5.00%, 03/15/22	115	134,353
Series I
5.00%, 01/01/22	85	98,456
Series J
5.00%, 01/01/22	130	150,579
Series K
4.00%, 01/01/22	80	88,878
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/22	1,195	1,396,107
Series A-2
5.50%, 03/15/22	45	53,670
Port Authority of New York & New Jersey RB
Series 179
5.00%, 12/01/22	175	208,462
Series 189
5.00%, 05/01/22	60	70,487
Series 194
5.00%, 10/15/22	125	148,464
Sales Tax Asset Receivable Corp. RB Series A
5.00%, 10/15/22	350	416,199
State of New York GO Series A
5.00%, 03/01/22	100	117,803
Triborough Bridge & Tunnel Authority RB
Series A
4.00%, 11/15/22	200	228,324
5.00%, 11/15/22	270	320,044
Series B-1
5.00%, 11/15/22	185	220,644

		14,180,105
NORTH CAROLINA — 2.16%
City of Charlotte NC COP Series C
4.00%, 06/01/22	30	33,642
City of Charlotte NC GO Series A
5.00%, 07/01/22	150	176,861
City of Fayetteville NC Public Works Commission Revenue RB
5.00%, 03/01/22	50	58,348

283

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
City of Raleigh NC GO Series A
5.00%, 09/01/22	$250	$296,257
City of Raleigh NC GOL Series A
4.00%, 10/01/22	20	22,585
County of Boncombe NC GOL
5.00%, 06/01/22	20	23,400
County of Buncombe NC RB
5.00%, 06/01/22	100	117,001
County of Forsyth NC GO
5.00%, 12/01/22	70	83,458
County of Guilford NC GO Series A
5.00%, 02/01/22	200	233,490
County of Mecklenburg NC GO
Series A
5.00%, 09/01/22	55	65,177
Series B
5.00%, 12/01/22	75	89,420
County of Mecklenburg NC RB Series A
5.00%, 10/01/22	135	159,601
County of Wake NC GO Series 2010C
5.00%, 03/01/22	100	117,004
County of Wake NC RB Series A
5.00%, 12/01/22	245	290,734
North Carolina Medical Care Commission RB Series A
5.00%, 10/01/22	130	152,025
North Carolina Municipal Power Agency No. 1 RB
Series B
5.00%, 01/01/22	75	86,281
Series E
5.00%, 01/01/22	50	57,521
State of North Carolina GO Series C
5.00%, 05/01/22	350	411,288
State of North Carolina RB Series C
5.00%, 05/01/22	250	292,937

		2,767,030
OHIO — 3.29%
City of Cincinnati OH GO Series A
4.00%, 12/01/22	50	56,660
City of Cincinnati OH Water System Revenue RB Series B
5.00%, 12/01/22	90	107,209

Security	Principal (000s)	Value
City of Columbus OH GO
Series 1
5.00%, 07/01/22	$205	$241,603
Series A
5.00%, 08/15/22	95	112,302
City of Columbus OH GOL
4.00%, 07/01/22	40	45,158
County of Franklin OH GOL
5.00%, 06/01/22	135	158,493
County of Hamilton OH Sales Tax Revenue RB Series A
5.00%, 12/01/22	150	177,484
Kent State University RB Series A
4.00%, 05/01/22	50	55,735
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	132,937
5.00%, 12/01/22	60	70,861
Ohio State University (The) RB Series D
5.00%, 12/01/22	210	249,797
Ohio Water Development Authority RB
5.50%, 12/01/22	135	164,516
Series A
5.00%, 06/01/22	215	253,096
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	430	511,490
Series 2015-A
5.00%, 06/01/22	80	94,052
State of Ohio GO
Series A
5.00%, 08/01/22	110	129,842
5.00%, 09/01/22	225	266,467
5.00%, 09/15/22	190	224,913
Series B
5.00%, 08/01/22	275	324,604
5.00%, 09/01/22	270	319,761
Series C
4.25%, 09/15/22	25	28,667
5.00%, 08/01/22	90	106,234
Series Q
5.00%, 05/01/22	50	58,663
Series U
5.00%, 10/01/22	200	237,326
State of Ohio RB Series A
5.00%, 04/01/22	75	86,999

		4,214,869
OKLAHOMA — 0.44%
Grand River Dam Authority RB
4.00%, 06/01/22	75	84,067
Series A
5.00%, 06/01/22	35	40,932
Oklahoma Capital Improvement Authority RB Series C
4.00%, 07/01/22	70	78,107
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/22	100	117,594
Oklahoma Municipal Power Authority RB Series B
5.00%, 01/01/22	85	97,706

284

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Oklahoma Water Resources Board RB
5.00%, 04/01/22	$100	$117,109
University of Oklahoma (The) RB Series C
5.00%, 07/01/22	25	29,242

		564,757
OREGON — 1.60%
City of Eugene OR Water Utility System Revenue RB
5.00%, 08/01/22	65	76,690
Clackamas & Washington Counties School District No. 3 GO Series A
0.00%, 06/15/22 (NPFGC, GTD)	55	50,965
Clackamas Community College District GO Series B
0.00%, 06/15/22 (GTD)	25	23,233
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/22 (GTD)	100	117,521
County of Clackamas OR GO Series B
5.00%, 06/01/22	100	117,513
County of Washington OR GOL
5.00%, 06/01/22	50	58,911
Lane County School District No. 4J Eugene GO
5.00%, 06/15/22	300	352,872
Oregon State Lottery RB
Series B
5.00%, 04/01/22	85	99,606
Series C
5.00%, 04/01/22	335	392,566
Port of Portland OR Airport RB Series 23
5.00%, 07/01/22	125	146,408
Portland Community College District GO
5.00%, 06/15/22	35	41,223
Salem-Keizer School District No. 24J GO Series B
0.00%, 06/15/22 (GTD)	130	120,697
State of Oregon Department of Transportation RB Series A
5.00%, 11/15/22	60	71,222
State of Oregon GO
Series D
5.00%, 05/01/22	150	176,267
Series F
5.00%, 05/01/22	25	29,378
Series L
5.00%, 08/01/22	100	118,259
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/22 (GTD)	50	58,812

		2,052,143
PENNSYLVANIA — 1.80%
Bucks County Water & Sewer Authority RB
4.00%, 06/01/22	100	110,873

Security	Principal (000s)	Value
Commonwealth of Pennsylvania GO
5.00%, 07/01/22	$320	$372,317
First Series
5.00%, 03/15/22	35	40,457
5.00%, 04/01/22	10	11,571
5.00%, 06/01/22	360	418,090
5.00%, 06/15/22	100	116,236
5.00%, 09/15/22	100	116,860
Second Series
5.00%, 01/15/22	150	172,719
5.00%, 10/15/22	100	117,065
County of Montgomery GO
5.00%, 05/01/22	125	146,447
Lower Merion School District GOL
5.00%, 09/15/22	200	236,904
Pennsylvania Higher Educational Facilities Authority RB Series A
4.00%, 12/01/22	50	56,604
Pennsylvania Turnpike Commission RB
5.00%, 06/01/22	60	69,253
5.00%, 12/01/22	225	263,638
Series B
5.00%, 12/01/22	50	58,686

		2,307,720
RHODE ISLAND — 0.42%
Rhode Island Commerce Corp. RB
5.00%, 06/15/22	125	145,515
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/22	205	242,117
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB Series B
5.00%, 10/01/22	30	35,459
State of Rhode Island COP Series A
5.00%, 10/01/22	50	58,621
State of Rhode Island GO Series A
5.00%, 05/01/22	50	58,386

		540,098
SOUTH CAROLINA — 1.43%
Beaufort County School District/SC GO Series A
5.00%, 03/01/22	35	40,810
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/22	245	289,261
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/22	50	58,195
City of Columbia SC Waterworks & Sewer System Revenue RB
4.00%, 02/01/22	110	123,191
Greenville County School District RB
5.00%, 12/01/22	75	88,278
Piedmont Municipal Power Agency RB
0.00%, 01/01/22	25	22,987
SCAGO Educational Facilities Corp. for Pickens School District RB
5.00%, 12/01/22	70	81,725

285

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
South Carolina Public Service Authority RB Series A
5.00%, 12/01/22	$270	$310,295
South Carolina Transportation Infrastructure Bank RB Series B
5.00%, 10/01/22	300	351,843
State of South Carolina GO Series B
5.00%, 04/01/22	400	469,032

		1,835,617
TENNESSEE — 1.23%
County of Hamilton TN GO Series A
5.00%, 05/01/22	65	76,316
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB Series D
5.00%, 10/01/22	40	47,289
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	295	347,519
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/22	180	210,817
State of Tennessee GO
Series A
5.00%, 08/01/22	230	271,996
5.00%, 09/01/22	120	142,204
Tennessee Energy Acquisition Corp. RB Series C
5.00%, 02/01/22	30	33,758
Tennessee State School Bond Authority RB
5.00%, 11/01/22	240	284,537
Town of Collierville TN GO Series A
5.00%, 01/01/22	135	157,255

		1,571,691
TEXAS — 11.33%
Aldine Independent School District GO
5.00%, 02/15/22 (PSF)	25	29,117
Austin Community College District GOL
5.00%, 08/01/22	35	41,035
Austin Independent School District GO Series B
5.00%, 08/01/22	75	88,329
Birdville Independent School District GO
Series A
5.00%, 02/15/22 (PSF)	95	110,644
Series B
5.00%, 02/15/22 (PSF)	35	40,763
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/22	125	144,985
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	57,175
Series A
5.00%, 01/01/22	10	11,435

Security	Principal (000s)	Value
Central Texas Turnpike System RB
0.00%, 08/15/22	$180	$164,803
City of Arlington TX
5.00%, 08/15/22	75	88,408
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/22	120	141,587
City of Austin TX GOL
4.50%, 09/01/22	40	46,390
5.00%, 09/01/22	280	331,482
Series A
5.00%, 09/01/22	50	59,215
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	105	124,418
Series A
5.00%, 05/15/22	75	87,850
5.00%, 11/15/22	70	82,945
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/22	15	17,448
City of Corpus Christi TX Utility System Revenue RB Series C
5.00%, 07/15/22	45	52,438
City of Dallas TX GOL
5.00%, 02/15/22	190	217,042
City of Dallas TX Waterworks & Sewer System Revenue RB Series A
5.00%, 10/01/22	40	47,267
City of El Paso TX GOL
5.00%, 08/15/22	105	123,381
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/22	30	34,922
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/22	20	23,313
City of Garland TX Water & Sewer System Revenue RB
5.00%, 03/01/22	50	57,937
City of Houston TX Airport System Revenue RB
5.00%, 07/01/22	25	28,869
City of Houston TX Combined Utility System Revenue RB
Series B
5.00%, 11/15/22	220	260,561
Series C
5.00%, 05/15/22	225	262,867
City of Houston TX GOL Series A
5.00%, 03/01/22	190	220,710
City of Houston TX RB
5.00%, 09/01/22	80	92,226
City of Lubbock TX GOL
5.00%, 02/15/22	55	63,872
City of Plano TX GOL
5.00%, 09/01/22	165	194,637
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22	510	593,894
City of San Antonio TX GOL
5.00%, 02/01/22	40	46,637
College Station Independent School District GO
5.00%, 08/15/22 (PSF)	100	117,878
Comal Independent School District GO Series A
5.00%, 02/01/22 (PSF)	100	116,354

286

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
County of Fort Bend TX GO
5.00%, 03/01/22	$55	$63,890
County of Harris TX GOL Series B
5.00%, 10/01/22	60	71,099
County of Harris TX RB
Series A
5.00%, 08/15/22	175	206,101
Series B
5.00%, 08/15/22	65	76,552
County of Tarrant TX GOL
5.00%, 07/15/22	45	52,990
Dallas Area Rapid Transit RB
Series A
5.00%, 12/01/22	150	178,000
Series B
4.00%, 12/01/22	125	141,511
5.00%, 12/01/22	25	29,667
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/22	50	58,829
Series F
5.00%, 11/01/22	75	88,243
Series G
5.00%, 11/01/22	25	29,415
Deer Park Independent School District GOL
5.00%, 02/15/22	60	69,909
Eagle Mountain & Saginaw Independent School District GO Series A
5.00%, 08/15/22 (PSF)	95	111,984
Fort Worth Independent School District GO
5.00%, 02/15/22 (PSF)	140	163,121
Grand Prairie Independent School District GO
5.00%, 02/15/22	150	174,700
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	65	76,543
5.00%, 11/15/22	25	29,322
Houston Community College System GOL
5.00%, 02/15/22	30	34,854
Houston Independent School District GOL
5.00%, 02/15/22	100	116,515
Series A
5.00%, 02/15/22 (PSF)	50	58,258
Katy Independent School District GO
4.00%, 02/15/22	20	22,423
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF)	30	35,380
Series A
5.00%, 08/15/22 (PSF)	45	52,922
Klein Independent School District GO Series A
5.00%, 02/01/22 (PSF)	150	174,531
Lamar Consolidated Independent School District GO
5.00%, 02/15/22 (PSF)	45	52,410
Leander Independent School District GO Series A
0.00%, 08/15/22	135	124,843

Security	Principal (000s)	Value
Lewisville Independent School District GO Series A
4.00%, 08/15/22 (PSF)	$100	$113,019
Lone Star College System GOL
5.00%, 09/15/22	75	88,350
Series B
5.00%, 02/15/22	70	81,300
Lower Colorado River Authority RB
5.00%, 05/15/22	305	353,870
Series D
5.00%, 05/15/22	50	58,012
Metropolitan Transit Authority of Harris County RB Series B
5.00%, 11/01/22	95	112,100
Midway Independent School District/McLennan County GO
5.00%, 08/01/22 (PSF)	65	76,552
North Central Texas Health Facility Development Corp. RB
5.00%, 08/15/22	20	23,482
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF)	55	64,804
5.25%, 02/01/22 (PSF)	90	105,744
North Texas Municipal Water District RB
6.25%, 06/01/22	85	104,584
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/22	130	153,397
North Texas Tollway Authority RB
Series A
5.00%, 01/01/22	200	230,082
Series B
5.00%, 01/01/22	60	69,025
Northside Independent School District GO
5.00%, 06/15/22	60	70,450
5.00%, 06/15/22 (PSF)	75	88,063
Northwest Independent School District GO Series A
5.00%, 02/15/22	200	232,934
Permanent University Fund RB
5.00%, 07/01/22	280	329,994
Pflugerville Independent School District GO
5.00%, 02/15/22 (PSF)	25	29,117
Plano Independent School District GO Series A
5.00%, 02/15/22 (PSF)	60	69,909
Port Authority of Houston of Harris County Texas GO Series A
5.00%, 10/01/22	65	76,756
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF)	315	367,022
San Antonio Water System RB
5.00%, 05/15/22	130	151,934
Series A
5.00%, 05/15/22	160	187,333
Series B
5.00%, 05/15/22	100	116,779
San Jacinto College District GOL
5.00%, 02/15/22	100	115,988
Spring Branch Independent School District GOL Series B
5.00%, 02/01/22 (PSF)	130	151,260
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	25	29,305
5.00%, 08/15/22 (PSF)	250	294,695

287

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
State of Texas GO
5.00%, 04/01/22	$35	$40,979
5.00%, 10/01/22	400	473,992
Series A
5.00%, 10/01/22	380	450,292
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	50	58,716
5.00%, 12/01/22	45	53,117
Tarrant Regional Water District RB
5.00%, 03/01/22	235	273,892
Texas A&M University RB
Series B
5.00%, 05/15/22	20	23,518
Series D
5.00%, 05/15/22	75	88,194
Texas State University System RB
5.00%, 03/15/22	85	98,954
Series A
5.00%, 03/15/22	150	174,626
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/22	460	545,091
Series A
5.00%, 04/01/22	275	321,981
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/22	75	88,408
Trinity River Authority LLC RB
5.00%, 02/01/22	135	156,821
University of Houston RB Series A
5.00%, 02/15/22	65	75,516
University of North Texas RB
5.00%, 04/15/22 (ETM)	60	70,276
5.00%, 04/15/22	15	17,482
University of Texas System (The) RB
5.00%, 08/15/22	215	254,158
Series A
5.00%, 08/15/22	145	170,942
Series C
5.00%, 08/15/22	70	82,749
Series E
5.00%, 08/15/22	100	118,213
Series I
5.00%, 08/15/22	200	236,426
Weatherford Independent School District GO
0.00%, 02/15/22 (PSF)	100	93,427
Wylie Independent School District/TX GO Series B
4.00%, 08/15/22 (PSF)	85	96,066

		14,526,542
UTAH — 0.63%
Central Utah Water Conservancy District RB Series B
5.00%, 10/01/22	40	47,399

Security	Principal (000s)	Value
Metropolitan Water District of Salt Lake & Sandy RB Series A
4.00%, 07/01/22	$50	$56,398
Provo School District GO
5.00%, 06/15/22	20	23,566
Salt Lake City Corp. RB Series A
4.00%, 10/01/22	70	79,273
State of Utah GO
5.00%, 07/01/22	90	106,258
University of Utah (The) RB Series B
5.00%, 08/01/22	175	205,915
Utah State Building Ownership Authority RB
5.00%, 05/15/22	25	29,296
Utah Transit Authority RB
5.00%, 06/15/22	105	122,048
Series A
5.25%, 06/15/22	115	136,503

		806,656
VIRGINIA — 3.13%
City of Alexandria VA Series B
5.00%, 06/15/22	270	318,273
City of Alexandria VA GO Series A
5.00%, 07/15/22 (SAW)	125	147,660
City of Richmond VA GO Series A
5.00%, 03/01/22	100	116,842
County of Fairfax VA GO
5.00%, 10/01/22	120	142,495
Series A
5.00%, 10/01/22	75	89,059
County of Loudoun VA GO Series A
5.00%, 12/01/22 (SAW)	75	89,419
Virginia Beach Development Authority RB Series B
5.00%, 12/01/22	45	53,528
Virginia College Building Authority RB
5.00%, 02/01/22	50	58,177
5.00%, 09/01/22	40	47,199
Series 2
5.00%, 09/01/22	110	129,798
Series B
5.00%, 09/01/22	290	342,194
Series D
5.00%, 02/01/22	80	93,083
Virginia Commonwealth Transportation Board RB
4.50%, 03/15/22	150	171,274
5.00%, 05/15/22	225	263,664
Series C
5.00%, 05/15/22	175	205,072
Virginia Public Building Authority RB
5.00%, 08/01/22	45	53,045
Series A
5.00%, 08/01/22	125	147,348
Series B
5.00%, 08/01/22	70	82,515

288

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	$225	$264,987
Series A
5.00%, 08/01/22 (SAW)	55	64,775
Series B
5.00%, 08/01/22	340	400,425
Virginia Resources Authority RB
5.00%, 11/01/22	570	676,871
Series A
5.00%, 11/01/22	45	53,317

		4,011,020
WASHINGTON — 5.73%
Central Washington University RB
5.00%, 05/01/22	50	57,961
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	200	233,970
5.00%, 05/01/22	215	252,034
City of Seattle WA GO
5.00%, 06/01/22	65	76,651
Series A
5.00%, 04/01/22	55	64,342
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	115	135,884
Series A
5.00%, 05/01/22	75	87,919
City of Seattle WA Water System Revenue RB
5.00%, 09/01/22	125	148,105
City of Tacoma WA Electric System Revenue
5.00%, 01/01/22	60	69,526
City of Vancouver WA GOL Series B
5.00%, 12/01/22	50	59,192
Clark County Public Utility District No. 1 RB
5.00%, 01/01/22	135	155,463
Clark County School District No. 119 Battleground GO
4.00%, 12/01/22 (GTD)	50	56,522
County of King WA GOL
4.00%, 12/01/22	20	22,697
5.00%, 01/01/22	100	116,251
5.25%, 01/01/22	80	93,858
Series C
5.00%, 12/01/22	65	77,466
County of King WA Sewer Revenue RB
5.00%, 07/01/22	125	147,124
Series A
5.00%, 01/01/22	25	29,063
Series B
5.00%, 07/01/22	140	164,779
Series C
4.00%, 01/01/22	100	111,871
County of Snohomish WA GOL
5.00%, 12/01/22	90	106,647

Security	Principal (000s)	Value
Energy Northwest RB
5.00%, 07/01/22	$300	$353,097
Grant County Public Utility District No. 2 RB Series A
5.00%, 01/01/22	65	75,320
King County School District No. 405 Bellevue GO
5.00%, 12/01/22	75	89,255
King County School District No. 409 Tahoma GO
5.00%, 12/01/22 (GTD)	75	89,128
King County School District No. 414 Lake Washington GO
5.00%, 12/01/22 (GTD)	295	350,236
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/22 (GTD)	40	47,490
Port of Seattle WA RB
Series A
5.00%, 08/01/22	235	274,973
Series B
5.00%, 03/01/22	45	52,212
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/22	80	94,433
Snohomish County School District No. 201 Snohomish GO
5.00%, 12/01/22 (GTD)	100	118,328
State of Washington COP Series B
4.00%, 07/01/22	165	184,399
State of Washington GO
5.00%, 07/01/22	295	347,212
Series B
5.00%, 02/01/22	250	291,242
Series C
0.00%, 06/01/22 (AMBAC)	135	125,740
Series D
5.00%, 02/01/22	100	116,497
5.25%, 02/01/22	100	117,589
Series F
0.00%, 12/01/22 (NPFGC)	65	59,922
Series R-2012
5.00%, 07/01/22	45	52,965
Series R-2012C
4.00%, 07/01/22	90	101,561
Series R-2015
5.00%, 07/01/22	30	35,310
Series R-2015E
5.00%, 07/01/22	75	88,274
Series R-2017A
5.00%, 08/01/22	190	224,069
Series R-D
5.00%, 08/01/22	250	294,827
State of Washington RB
5.00%, 09/01/22	370	434,602
University of Washington RB
Series A
5.00%, 12/01/22	55	65,298
Series B
5.00%, 06/01/22	65	76,283
Series C
5.00%, 12/01/22	140	166,214
Washington Health Care Facilities Authority RB Series A
5.00%, 11/15/22	35	41,077

289

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Washington State University RB
5.00%, 04/01/22	$215	$250,561
5.00%, 10/01/22	140	165,053
Yakima County School District No. 7 Yakima GO
5.00%, 12/01/22 (GTD)	125	148,121
Yakima County School District No. 90 East Valley GO
5.00%, 12/01/22 (GTD)	130	153,752

		7,352,365
WEST VIRGINIA — 0.52%
School Building Authority of West Virginia RB Series A
5.00%, 07/01/22	70	82,046
State of West Virginia GO Series A
5.00%, 11/01/22	400	473,780
West Virginia Water Development Authority RB
5.00%, 07/01/22	100	117,126

		672,952
WISCONSIN — 2.02%
City of Milwaukee WI GO
Series N2
5.00%, 05/01/22	30	35,062
5.00%, 05/15/22	75	87,736
City of Milwaukee WI Sewerage System Revenue RB Series S5
5.00%, 06/01/22	60	70,385
Madison Metropolitan School District/WI GO
4.00%, 03/01/22	95	106,281
Milwaukee County Metropolitan Sewer District GO Series A
4.00%, 10/01/22	25	28,379
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
4.00%, 06/01/22 (ETM)	75	84,397
Series 1
5.00%, 06/01/22 (ETM)	125	146,945
State of Wisconsin GO
5.00%, 05/01/22	80	93,861
Series 1
5.00%, 11/01/22	25	29,681
Series 2
5.00%, 11/01/22	755	896,366
Series 3
4.00%, 11/01/22	95	107,723
5.00%, 11/01/22	125	148,405
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/22	290	341,629
Series 2
5.00%, 07/01/22	55	64,792
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	65	75,869
Series C
5.00%, 08/15/22 (ETM)	40	47,263

Security	Principal or Shares (000s)	Value
WPPI Energy RB Series A
5.00%, 07/01/22	$200	$232,698

		2,597,472

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $125,174,671)		126,834,606

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Liquidity Funds: MuniCash
0.64%[a,b]	70	70,384

		70,384

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,356)		70,384

TOTAL INVESTMENTS IN SECURITIES — 98.94%
(Cost: $125,245,027)[c]		126,904,990
Other Assets, Less Liabilities — 1.06%		1,355,903

NET ASSETS — 100.00%		$128,260,893

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

TA  —  Tax Allocation

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BAM  —  Build America Mutual Assurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $125,245,027. Net unrealized appreciation was $1,659,963, of which $1,741,210 represented gross unrealized appreciation on securities and $81,247 represented gross unrealized depreciation on securities.

290

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$126,834,606	$—	$126,834,606
Money market funds	70,384	—	—	70,384

Total	$70,384	$126,834,606	$—	$126,904,990

291

Schedule of Investments  (Unaudited)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.75%

ADVERTISING — 0.03%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$55	$57,236

		57,236
AEROSPACE & DEFENSE — 1.32%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	100	97,523
Embraer Overseas Ltd.
5.70%, 09/16/23[a]	150	163,431
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	469	455,465
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	621	640,686
Northrop Grumman Corp.
3.25%, 08/01/23	766	795,912
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	225	235,557

		2,388,574
AGRICULTURE — 0.96%
Altria Group Inc.
2.95%, 05/02/23	300	305,523
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	270	263,712
2.63%, 03/06/23[b]	372	373,056
3.60%, 11/15/23[b]	393	414,556
Reynolds American Inc.
4.85%, 09/15/23	350	388,014

		1,744,861
AIRLINES — 0.17%
American Airlines Pass Through Trust Series 2013-2, Class A
4.95%, 07/15/24	292	312,538

		312,538
APPAREL — 0.20%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	355	353,960

		353,960
AUTO MANUFACTURERS — 2.32%
Ford Motor Credit Co. LLC
3.10%, 05/04/23	600	595,884
4.38%, 08/06/23	600	635,802
General Motors Co.
4.88%, 10/02/23	1,151	1,242,182
General Motors Financial Co. Inc.

Security	Principal (000s)	Value
3.70%, 05/09/23 (Call 03/09/23)	$645	$658,487
4.25%, 05/15/23[b]	574	601,380
Toyota Motor Credit Corp.
2.25%, 10/18/23	350	344,631
2.63%, 01/10/23[b]	108	108,989

		4,187,355
AUTO PARTS & EQUIPMENT — 0.03%
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)	50	51,845

		51,845
BANKS — 17.49%
Bank of America Corp.
3.30%, 01/11/23	2,459	2,522,467
4.10%, 07/24/23	1,385	1,474,526
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	1,002	978,934
Barclays PLC
3.68%, 01/10/23 (Call 01/10/22)	800	821,936
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	475	492,038
Capital One Financial Corp.
3.50%, 06/15/23	1,005	1,032,617
Citigroup Inc.
3.38%, 03/01/23[b]	203	208,495
3.50%, 05/15/23	939	959,123
3.88%, 10/25/23	695	730,737
Cooperatieve Rabobank UA
4.63%, 12/01/23	750	814,755
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 06/09/23	1,000	1,042,230
Discover Bank
4.20%, 08/08/23	500	532,605
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	1,830	1,895,038
HSBC Holdings PLC
3.60%, 05/25/23	1,050	1,090,425
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	1,425	1,421,338
2.97%, 01/15/23 (Call 01/15/22)	790	800,499
3.20%, 01/25/23	1,867	1,916,681
3.38%, 05/01/23	912	931,380
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23[b]	200	196,968
Morgan Stanley
3.75%, 02/25/23	1,564	1,632,691
4.10%, 05/22/23[b]	1,357	1,423,154
National Australia Bank Ltd./New York
3.00%, 01/20/23[b]	250	254,165
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[c]	500	507,455
3.80%, 07/25/23 (Call 06/25/23)[c]	250	264,950
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,250	1,282,750

292

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Santander UK Group Holdings PLC
3.57%, 01/10/23 (Call 01/10/22)	$500	$512,510
State Street Corp.
3.10%, 05/15/23	695	710,450
3.70%, 11/20/23	767	818,381
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	250	266,123
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	200	199,904
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)	965	982,080
4.13%, 08/15/23	1,145	1,218,337
Series M
3.45%, 02/13/23	1,656	1,702,451

		31,638,193
BEVERAGES — 4.96%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23[b]	969	973,680
3.30%, 02/01/23 (Call 12/01/22)[b]	3,278	3,400,302
Coca-Cola Co. (The)
2.50%, 04/01/23[b]	694	700,142
3.20%, 11/01/23[b]	964	1,005,549
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	500	530,630
Constellation Brands Inc.
4.25%, 05/01/23	550	591,168
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	606	615,835
Dr Pepper Snapple Group Inc.
3.13%, 12/15/23 (Call 10/15/23)	415	424,412
PepsiCo Inc.
2.75%, 03/01/23	710	727,132

		8,968,850
BIOTECHNOLOGY — 0.68%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	550	539,336
Celgene Corp.
4.00%, 08/15/23	220	236,293
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	455	452,711

		1,228,340
CHEMICALS — 1.30%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	195	201,747
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	45	45,829
EI du Pont de Nemours & Co.
2.80%, 02/15/23	875	888,335
LYB International Finance BV
4.00%, 07/15/23	495	528,298
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[b]	600	632,142

Security	Principal (000s)	Value
Praxair Inc.
2.70%, 02/21/23 (Call 11/21/22)	$53	$53,366

		2,349,717
COMMERCIAL SERVICES — 0.47%
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)[b]	380	393,403
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)[a]	200	199,428
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	250	259,720

		852,551
COMPUTERS — 4.34%
Apple Inc.
2.40%, 05/03/23	3,086	3,085,630
2.85%, 02/23/23 (Call 12/23/22)	1,256	1,287,099
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)[a]	2,085	2,298,024
International Business Machines Corp.
3.38%, 08/01/23	600	625,656
Seagate HDD Cayman
4.75%, 06/01/23[b]	548	547,737

		7,844,146
COSMETICS & PERSONAL CARE — 0.50%
Colgate-Palmolive Co.
1.95%, 02/01/23	122	120,270
2.10%, 05/01/23	190	187,900
Procter & Gamble Co. (The)
3.10%, 08/15/23[b]	565	592,465

		900,635
DIVERSIFIED FINANCIAL SERVICES — 1.56%
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	685	684,226
Ameriprise Financial Inc.
4.00%, 10/15/23	290	311,724
Capital One Bank USA N.A.
3.38%, 02/15/23	500	507,635
E*TRADE Financial Corp.
4.63%, 09/15/23 (Call 03/15/18)[b]	150	156,841
Intercontinental Exchange Inc.
4.00%, 10/15/23	580	623,471
Jefferies Group LLC
5.13%, 01/20/23	362	393,204
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	150	150,662

		2,827,763

293

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
ELECTRIC — 4.06%
Alabama Power Co. Series 13-A
3.55%, 12/01/23	$400	$419,304
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (Call 04/01/23)	100	103,316
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	675	715,601
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	109	116,666
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	225	234,610
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	550	578,418
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)[b]	395	398,180
Duke Energy Corp.
3.95%, 10/15/23 (Call 07/15/23)	425	453,845
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	250	266,285
Edison International
2.95%, 03/15/23 (Call 01/15/23)	200	202,122
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	150	160,909
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	325	325,799
FirstEnergy Corp. Series B
4.25%, 03/15/23 (Call 12/15/22)	602	640,239
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	150	151,732
Northern States Power Co./MN
2.60%, 05/15/23 (Call 11/15/22)	100	99,703
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	125	129,532
3.85%, 11/15/23 (Call 08/15/23)	125	132,895
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	399	414,266
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	211	209,057
San Diego Gas & Electric Co. Series NNN
3.60%, 09/01/23 (Call 06/01/23)	50	52,832
Southern California Edison Co. Series C
3.50%, 10/01/23 (Call 07/01/23)	272	285,399
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	785	795,056
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	445	449,081

		7,334,847
ELECTRICAL COMPONENTS & EQUIPMENT — 0.19%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	348	352,186

		352,186

Security	Principal (000s)	Value
ELECTRONICS — 0.42%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	$272	$284,142
Flex Ltd.
5.00%, 02/15/23	440	482,464

		766,606
ENVIRONMENTAL CONTROL — 0.33%
Republic Services Inc.
4.75%, 05/15/23 (Call 02/15/23)[b]	170	188,982
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	415	412,070

		601,052
FOOD — 0.98%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)[b]	575	585,120
Kellogg Co.
2.65%, 12/01/23	440	439,036
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	720	755,669

		1,779,825
GAS — 0.56%
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	50	51,394
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	126	126,968
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	489	523,274
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	315	305,802

		1,007,438
HEALTH CARE — PRODUCTS — 1.68%
Abbott Laboratories
3.25%, 04/15/23 (Call 01/15/23)	430	440,083
3.40%, 11/30/23 (Call 09/30/23)	955	984,022
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)	200	213,000
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	50	50,528
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	112	114,173
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	677	688,191
3.15%, 01/15/23 (Call 10/15/22)	531	543,935

		3,033,932

294

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 2.10%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	$1,235	$1,249,240
Anthem Inc.
3.30%, 01/15/23	810	837,532
Howard Hughes Medical Institute
3.50%, 09/01/23	537	567,378
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	150	157,758
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	185	187,714
2.88%, 03/15/23	775	789,740

		3,789,362
HOLDING COMPANIES — DIVERSIFIED — 0.33%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	557	599,733

		599,733
HOME BUILDERS — 0.28%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)	200	216,598
5.75%, 08/15/23 (Call 05/15/23)	250	285,608

		502,206
HOUSEHOLD PRODUCTS & WARES — 0.06%
Kimberly-Clark Corp.
2.40%, 06/01/23[b]	100	99,809

		99,809
HOUSEWARES — 0.69%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	1,185	1,254,192

		1,254,192
INSURANCE — 2.72%
Aflac Inc.
3.63%, 06/15/23	590	622,226
Allstate Corp. (The)
3.15%, 06/15/23	510	525,019
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	50	53,081
Assurant Inc.
4.00%, 03/15/23	100	103,437
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	1,387	1,414,379
3.00%, 02/11/23	375	386,895
Chubb INA Holdings Inc.
2.70%, 03/13/23[b]	115	116,454
Lincoln National Corp.
4.00%, 09/01/23	400	422,500
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	174	173,499

Security	Principal (000s)	Value
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	$285	$293,217
MetLife Inc. Series D
4.37%, 09/15/23	734	807,187

		4,917,894
INTERNET — 0.36%
eBay Inc.
2.75%, 01/30/23 (Call 12/30/22)	645	642,207

		642,207
IRON & STEEL — 0.20%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	255	271,721
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	80	85,131

		356,852
LODGING — 0.16%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	115	117,830
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	165	171,006

		288,836
MACHINERY — 0.95%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	150	150,991
3.75%, 11/24/23	115	122,580
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	245	253,967
John Deere Capital Corp.
2.80%, 03/06/23	1,161	1,182,270

		1,709,808
MANUFACTURING — 0.86%
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	100	105,586
General Electric Co.
3.10%, 01/09/23	959	998,031
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	421	456,196

		1,559,813
MEDIA — 3.21%
21st Century Fox America Inc.
4.00%, 10/01/23	150	159,731
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	450	446,985

295

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	$892	$904,301
2.85%, 01/15/23	345	351,952
Discovery Communications LLC
3.25%, 04/01/23	140	140,141
NBCUniversal Media LLC
2.88%, 01/15/23[b]	933	953,302
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	280	300,616
Time Warner Entertainment Co. LP
8.38%, 03/15/23	697	876,052
Time Warner Inc.
4.05%, 12/15/23	775	821,888
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	825	857,546

		5,812,514
METAL FABRICATE & HARDWARE — 0.48%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	855	859,566

		859,566
MINING — 1.70%
Barrick Gold Corp.
4.10%, 05/01/23	745	806,999
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23[b]	1,185	1,272,666
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	961	1,001,055

		3,080,720
OIL & GAS — 5.83%
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	315	309,563
BP Capital Markets PLC
2.75%, 05/10/23	1,735	1,745,341
3.22%, 11/28/23 (Call 09/28/23)	195	200,255
3.99%, 09/26/23	192	205,248
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	340	340,904
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	491	495,002
3.19%, 06/24/23 (Call 03/24/23)	1,390	1,446,809
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	775	771,311
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	921	938,692
Nabors Industries Inc.
5.10%, 09/15/23 (Call 06/15/23)	50	47,584
5.50%, 01/15/23 (Call 11/15/22)[b]	530	504,364
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	736	741,167
Shell International Finance BV
2.25%, 01/06/23	754	746,724
3.40%, 08/12/23[b]	645	674,722
Tesoro Corp.
4.75%, 12/15/23 (Call 10/15/23)[a]	250	270,888

Security	Principal (000s)	Value
Total Capital Canada Ltd.
2.75%, 07/15/23	$844	$856,010
Total Capital International SA
2.70%, 01/25/23	246	249,237

		10,543,821
OIL & GAS SERVICES — 0.78%
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	577	596,728
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	778	821,980

		1,418,708
PACKAGING & CONTAINERS — 0.38%
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	400	431,984
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	250	263,490

		695,474
PHARMACEUTICALS — 5.77%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	840	843,822
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	100	99,825
Bristol-Myers Squibb Co.
3.25%, 11/01/23	455	474,761
Cardinal Health Inc.
3.20%, 03/15/23	202	207,070
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	750	756,600
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	775	792,352
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	409	406,984
3.38%, 12/05/23[b]	405	434,124
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	100	100,275
Merck & Co. Inc.
2.80%, 05/18/23	1,014	1,041,449
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)[b]	310	327,233
Pfizer Inc.
3.00%, 06/15/23	794	821,202
5.80%, 08/12/23	150	177,183
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)[b]	1,645	1,642,088
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	1,585	1,554,679
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	738	762,745

		10,442,392

296

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
PIPELINES — 4.50%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	$100	$99,938
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	165	172,092
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	334	352,747
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	990	1,000,880
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	1,070	1,103,052
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	55	55,776
3.50%, 09/01/23 (Call 06/01/23)	845	857,244
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)	680	725,397
5.50%, 02/15/23 (Call 08/31/17)	475	489,502
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	310	337,370
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	335	326,256
3.85%, 10/15/23 (Call 07/15/23)	595	604,859
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	295	308,632
5.50%, 04/15/23 (Call 10/15/17)	70	72,437
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	635	708,203
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	105	105,174
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	125	125,695
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)[b]	290	306,600
Williams Partners LP
4.50%, 11/15/23 (Call 08/15/23)	355	380,446

		8,132,300
REAL ESTATE — 0.81%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	140	144,813
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	412	429,250
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)[b]	820	893,743

		1,467,806
REAL ESTATE INVESTMENT TRUSTS — 5.43%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	222	230,896
American Tower Corp.
3.50%, 01/31/23	508	524,332
AvalonBay Communities Inc.
4.20%, 12/15/23 (Call 09/16/23)	210	225,538
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)[b]	595	609,232
3.85%, 02/01/23 (Call 11/01/22)	605	641,167

Security	Principal (000s)	Value
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	$600	$591,270
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)[b]	240	236,501
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	240	253,294
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	150	149,819
Crown Castle International Corp.
5.25%, 01/15/23	1,094	1,222,173
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	175	170,042
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	500	505,755
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	50	50,352
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	665	705,505
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)[b]	240	253,790
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	300	322,911
Series D
3.75%, 10/15/23 (Call 07/15/23)	150	153,745
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	100	103,212
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	300	299,610
Liberty Property LP
3.38%, 06/15/23 (Call 03/15/23)	195	197,393
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)[b]	50	50,624
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	250	258,980
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	397	430,459
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	439	440,383
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	225	226,692
3.13%, 06/15/23 (Call 03/15/23)	225	225,738
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)[b]	490	512,339
Weyerhaeuser Co.
4.63%, 09/15/23	210	230,118

		9,821,870
RETAIL — 3.58%
Advance Auto Parts Inc.
4.50%, 12/01/23 (Call 09/01/23)	130	138,797
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	250	252,850
CVS Health Corp.
4.00%, 12/05/23 (Call 09/05/23)	965	1,031,247
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[b]	493	504,817

297

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	$625	$636,669
Kohl’s Corp.
4.75%, 12/15/23 (Call 09/15/23)	100	104,202
Lowe’s Companies Inc.
3.88%, 09/15/23 (Call 06/15/23)[b]	193	208,270
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[b]	680	638,058
4.38%, 09/01/23 (Call 06/01/23)	130	130,477
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)[b]	100	104,702
QVC Inc.
4.38%, 03/15/23	420	431,668
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[b]	275	278,976
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	419	453,308
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	180	180,227
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	1,358	1,378,506

		6,472,774
SEMICONDUCTORS — 1.23%
Altera Corp.
4.10%, 11/15/23	200	216,858
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	25	25,136
3.13%, 12/05/23 (Call 10/05/23)	770	783,729
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	275	279,757
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)[b]	870	875,150
Texas Instruments Inc.
2.25%, 05/01/23 (Call 02/01/23)[b]	53	52,667

		2,233,297
SOFTWARE — 3.28%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	865	900,171
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,151	1,127,266
2.38%, 05/01/23 (Call 02/01/23)	665	665,931
3.63%, 12/15/23 (Call 09/15/23)	881	940,899
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	1,638	1,629,876
3.63%, 07/15/23	635	675,684

		5,939,827
TELECOMMUNICATIONS — 5.80%
AT&T Inc.
2.85%, 02/14/23 (Call 01/14/23)	170	169,713
3.60%, 02/17/23 (Call 12/17/22)	1,812	1,874,152
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)[b]	390	384,981
2.60%, 02/28/23[b]	415	419,494

Security	Principal (000s)	Value
Motorola Solutions Inc.
3.50%, 03/01/23	$400	$404,696
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	440	445,020
4.10%, 10/01/23 (Call 07/01/23)	375	401,734
Telefonica Emisiones SAU
4.57%, 04/27/23	600	658,314
Verizon Communications Inc.
5.15%, 09/15/23	4,326	4,809,863
Vodafone Group PLC
2.95%, 02/19/23[b]	902	918,885

		10,486,852
TRANSPORTATION — 1.71%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	800	824,352
3.85%, 09/01/23 (Call 06/01/23)	575	619,120
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	175	190,223
CSX Corp.
3.70%, 11/01/23 (Call 08/01/23)	250	264,160
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	235	236,537
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	399	405,125
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)[b]	490	498,247
2.95%, 01/15/23 (Call 10/15/22)	50	51,257

		3,089,021

TOTAL CORPORATE BONDS & NOTES
(Cost: $174,011,328)		176,800,104

298

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

July 31, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 8.99%

MONEY MARKET FUNDS — 8.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	13,330	$13,334,328
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	2,917	2,917,112

		16,251,440

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,250,604)		16,251,440

TOTAL INVESTMENTS IN SECURITIES — 106.74%
(Cost: $190,261,932)[g]		193,051,544
Other Assets, Less Liabilities — (6.74)%		(12,188,374)

NET ASSETS — 100.00%		$180,863,170

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $190,271,350. Net unrealized appreciation was $2,780,194, of which $2,894,491 represented gross unrealized appreciation on securities and $114,297 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.95%, 01/30/23	$—	$500	$—	$500	$507,455	$3,582	$—
3.80%, 07/25/23	250	—	—	250	264,950	6,070	—

					$772,405	$9,652	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

299

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

July 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$176,800,104	$—	$176,800,104
Money market funds	16,251,440	—	—	16,251,440

Total	$16,251,440	$176,800,104	$—	$193,051,544

300

Schedule of Investments  (Unaudited)

iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.95%

ALABAMA — 0.35%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$30	$36,140

		36,140
ALASKA — 0.51%
State of Alaska GO
Series B
5.00%, 08/01/23	25	29,797
University of Alaska RB
Series S
4.00%, 10/01/23	20	22,582

		52,379
ARIZONA — 2.59%
Arizona School Facilities Board COP
Series A
5.00%, 09/01/23	25	29,881
Arizona Transportation Board RB
5.00%, 07/01/23	30	36,074
City of Mesa AZ Utility System Revenue RB
5.00%, 07/01/23	35	41,977
City of Phoenix AZ GO
4.00%, 07/01/23	50	57,204
City of Phoenix Civic Improvement Corp. RB
Series A
5.00%, 07/01/23	10	11,829
Maricopa County Unified School District No. 80 Chandler GOL
4.50%, 07/01/23	40	46,746
State of Arizona COP
5.00%, 09/01/23	15	17,862
University of Arizona RB
5.00%, 06/01/23	20	23,945

		265,518
ARKANSAS — 1.00%
State of Arkansas GO
5.00%, 10/01/23	50	60,598
University of Arkansas RB
Series A
5.00%, 11/01/23	35	42,215

		102,813
CALIFORNIA — 11.36%
California Educational Facilities Authority RB
Series T-5
5.00%, 03/15/23	40	48,133
California Health Facilities Financing Authority RB
Series A
4.00%, 03/01/23	25	28,091

Security		Principal (000s)	Value
Series B
5.00%, 11/15/23		$20	$24,088
California State Public Works Board RB
Series A
5.25%, 06/01/23	(ETM) (NPFGC)	15	18,338
Series D
5.00%, 09/01/23		65	78,458
California State University RB
Series A
5.00%, 11/01/23		30	36,541
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23		20	24,361
Los Angeles Department of Water & Power System Revenue RB
Series A
5.00%, 07/01/23		35	42,419
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/23		100	115,237
Mount Diablo Unified School District/CA GO
Series F
5.00%, 08/01/23		20	24,225
Municipal Improvement Corp. of Los Angeles RB
Series B
5.00%, 11/01/23		15	18,082
Rancho Santiago Community College District GO
4.00%, 09/01/23		20	23,039
San Diego Community College District GO
0.00%, 08/01/23		10	9,026
San Diego Public Facilities Financing Authority RB
5.00%, 10/15/23		50	60,257
San Jose Financing Authority RB
Series A
5.00%, 06/01/23		25	29,832
San Mateo Union High School District GO
0.00%, 09/01/23	(NPFGC)	20	18,046
State of California Department of Water Resources RB
Series AW
5.00%, 12/01/23		100	122,354
State of California GO
4.00%, 05/01/23		60	68,745
5.00%, 09/01/23		130	157,255
5.00%, 12/01/23		45	54,721
Series B
5.00%, 09/01/23		60	72,579
University of California RB
Series AK
5.00%, 05/15/48	(PR 05/15/2023)	75	90,114

			1,163,941
COLORADO — 1.06%
Denver City & County School District No. 1 GO
5.00%, 12/01/23	(SAW)	75	90,952
E-470 Public Highway Authority RB Series B
0.00%, 09/01/23		20	17,406

			108,358

301

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
CONNECTICUT — 1.76%
State of Connecticut GO
Series B
5.00%, 05/15/23	$40	$46,122
Series D
5.00%, 06/15/23	35	40,404
Series E
5.00%, 09/01/23	10	11,578
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/23	25	29,069
Series A
5.00%, 08/01/23	45	52,875

		180,048
DELAWARE — 1.59%
Delaware Transportation Authority RB
5.00%, 07/01/23	35	42,131
State of Delaware GO Series B
5.00%, 07/01/23	100	120,816

		162,947
DISTRICT OF COLUMBIA — 0.53%
District of Columbia GO Series A
5.00%, 06/01/23	30	35,973
District of Columbia Water & Sewer Authority RB Series A
5.00%, 10/01/23	15	18,052

		54,025
FLORIDA — 10.09%
City of Orlando FL RB Series B
5.00%, 10/01/23	25	29,895
County of Miami-Dade FL GO Series 2015-D
5.00%, 07/01/23	35	41,813
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	20	23,981
County of Orange FL Sales Tax Revenue RB Series C
5.00%, 01/01/23	10	11,843
County of Orange FL Water Utility System Revenue RB
5.00%, 10/01/23	50	60,565
Florida Municipal Power Agency RB Series A
5.00%, 10/01/23	50	59,757

Security	Principal (000s)	Value
Florida’s Turnpike Enterprise RB Series B
5.00%, 07/01/23	$80	$95,872
Hillsborough County School Board COP Series A
5.00%, 07/01/23	60	71,529
Jacksonville Transportation Authority RB
5.00%, 08/01/23	15	17,954
Orange County School Board COP Series D
5.00%, 08/01/23	25	29,756
Orlando-Orange County Expressway Authority RB Series B
5.00%, 07/01/23	25	29,587
Palm Beach County School District COP Series B
5.00%, 08/01/23	65	77,490
Pasco County School Board COP Series A
5.00%, 08/01/23	20	23,680
School Board of Miami-Dade County (The) COP Series D
5.00%, 02/01/23	10	11,731
School Board of Miami-Dade County (The) GO
5.00%, 03/15/23	60	71,188
School District of Broward County/FL COP Series B
5.00%, 07/01/23	35	41,736
Seminole County School Board COP Series C
5.00%, 07/01/23	20	23,657
State of Florida GO
Series A
5.00%, 07/01/23	100	120,500
Series B
5.00%, 06/01/23	30	36,085
State of Florida Lottery Revenue RB Series A
5.00%, 07/01/23	110	131,651
Volusia County School Board COP Series A
5.00%, 08/01/23 (BAM)	20	23,843

		1,034,113
GEORGIA — 1.04%
Georgia State Road & Tollway Authority RB Series A
5.00%, 06/01/23	50	59,493
Gwinnett County Development Authority COP
5.25%, 01/01/23 (NPFGC)	40	47,546

		107,039

302

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
HAWAII — 1.76%
City & County of Honolulu HI GO Series C
5.00%, 10/01/23	$20	$24,173
City & County of Honolulu HI RB
5.00%, 07/01/23	20	23,987
Series B
5.00%, 07/01/23	15	17,990
State of Hawaii GO
Series EP
5.00%, 08/01/23	30	36,042
Series EY
5.00%, 10/01/23	55	66,369
Series FG
4.00%, 10/01/23	10	11,467

		180,028
ILLINOIS — 0.79%
Chicago O’Hare International Airport RB
Series B
5.00%, 01/01/23	40	47,074
Series D
5.00%, 01/01/23	10	11,769
State of Illinois GO
5.00%, 02/01/23	20	21,875

		80,718
INDIANA — 0.94%
Indiana Finance Authority RB Series A
5.00%, 12/01/23	35	41,978
Indiana University RB Series A
5.00%, 06/01/23	25	30,071
Purdue University RB Series BB-1
5.00%, 07/01/23	20	24,100

		96,149
LOUISIANA — 0.17%
State of Louisiana GO Series A
5.00%, 02/01/23	15	17,632

		17,632
MAINE — 0.47%
Maine Municipal Bond Bank RB Series A
5.00%, 09/01/23	40	47,930

		47,930

Security	Principal (000s)	Value
MARYLAND — 1.63%
County of Baltimore MD GO
5.00%, 02/01/23	$30	$35,891
County of Charles MD GO
5.00%, 11/01/23	10	12,194
County of Prince George’s MD COP
5.00%, 10/15/23	25	30,076
Washington Suburban Sanitary Commission GO
4.00%, 06/01/23	25	28,689
5.00%, 06/01/23	50	60,266

		167,116
MASSACHUSETTS — 4.28%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB Series A
5.00%, 06/15/23	20	23,989
Commonwealth of Massachusetts GOL
Series A
5.00%, 07/01/23	100	120,060
Series D
5.00%, 07/01/23	100	120,060
Massachusetts Bay Transportation Authority RB Series B
5.25%, 07/01/23	30	36,460
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/23	75	90,631
Massachusetts School Building Authority RB
Series A
5.00%, 11/15/23	25	30,291
Series C
4.00%, 08/15/23	15	17,172

		438,663
MICHIGAN — 1.11%
Michigan Finance Authority RB
5.00%, 11/15/23	50	59,854
Michigan State Building Authority RB Series I
5.00%, 04/15/23	20	23,733
State of Michigan RB
5.00%, 03/15/23	25	29,680

		113,267
MINNESOTA — 1.18%
City of Rochester MN Electric Utility Revenue RB Series E
5.00%, 12/01/23	25	30,166
State of Minnesota GO
Series A
5.00%, 08/01/23	35	42,272
Series B
5.00%, 08/01/23	40	48,311

		120,749

303

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
NEVADA — 3.91%
Clark County School District GOL Series B
5.00%, 06/15/23	$100	$118,557
County of Clark NV GOL
5.00%, 11/01/23	65	78,350
County of Clark NV RB
5.00%, 07/01/23	80	96,073
Las Vegas Special Improvement District Nos. 808 & 810 GOL Series A
5.00%, 06/01/23	40	47,682
State of Nevada GOL Series D-1
5.00%, 03/01/23	25	29,773
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/23	10	12,107
Washoe County School District/NV GOL Series F
5.00%, 06/01/23	15	17,835

		400,377
NEW JERSEY — 0.23%
New Jersey State Turnpike Authority RB Series A
5.00%, 01/01/23	10	11,758
New Jersey Turnpike Authority RB Series B
5.00%, 01/01/23	10	11,757

		23,515
NEW MEXICO — 0.23%
State of New Mexico Severance Tax Permanent Fund RB Series B
5.00%, 07/01/23	20	23,824

		23,824
NEW YORK — 9.05%
City of New York NY GO
Series C
5.00%, 08/01/23	100	119,848
Series I
5.00%, 08/01/23	95	113,855
Series J
5.00%, 08/01/23	45	53,932
Metropolitan Transportation Authority RB
Series A
5.00%, 11/15/23	10	12,130
Series A2
5.00%, 11/15/23	35	42,107
Series B-3-REMK
5.00%, 11/15/23	35	42,107

Security	Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB Series S-2
5.00%, 07/15/23	$100	$119,871
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series C
5.00%, 11/01/23	10	12,095
New York Convention Center Development Corp. RB Series B
5.00%, 11/15/23	20	23,810
New York State Dormitory Authority RB
Series A
5.00%, 02/15/23	45	53,589
5.00%, 03/15/23	55	65,945
Series B
5.00%, 07/01/23	50	59,732
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/23	100	119,301
Series D
5.00%, 03/15/23	75	89,476

		927,798
NORTH CAROLINA — 1.12%
County of Buncombe NC RB
5.00%, 06/01/23	15	17,894
County of Mecklenburg NC GO Series B
5.00%, 12/01/23	25	30,453
County of Wake NC RB Series A
5.00%, 12/01/23	55	66,514

		114,861
OHIO — 4.33%
City of Columbus OH GO
Series 5
5.00%, 08/15/23	20	24,175
Series A
4.00%, 07/01/23	25	28,618
County of Hamilton OH Sales Tax Revenue RB Series A
5.00%, 12/01/23	15	18,091
Miami University/Oxford OH RB
5.00%, 09/01/23	30	35,915
Ohio Higher Educational Facility Commission RB Series A
5.00%, 12/01/23	65	77,939
Ohio Water Development Authority RB Series A
5.00%, 06/01/23	100	120,284
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/23	10	12,127
Series 2015A
5.00%, 12/01/23	10	12,127

304

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
State of Ohio GO
Series A
5.00%, 09/15/23	$20	$24,152
Series B
5.00%, 08/01/23	30	36,137
Series S
5.00%, 04/01/23	15	17,977
State of Ohio RB Series C
5.00%, 12/01/23	30	36,200

		443,742
OKLAHOMA — 1.46%
Grand River Dam Authority RB Series A
5.00%, 06/01/23	40	47,693
Oklahoma Capital Improvement Authority RB Series B
5.00%, 07/01/23	50	59,639
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/23	35	42,043

		149,375
OREGON — 1.12%
City of Portland OR Sewer System Revenue RB Series B
5.00%, 10/01/23	25	30,168
State of Oregon Department of Transportation RB Series A
5.00%, 11/15/23	25	30,307
State of Oregon GO Series G
5.00%, 11/01/23	45	54,661

		115,136
PENNSYLVANIA — 2.48%
Commonwealth of Pennsylvania GO
First Series
5.00%, 04/01/23	100	117,755
5.00%, 06/15/23	10	11,822
Delaware County Authority RB
5.00%, 12/01/23	40	47,577
Pennsylvania Turnpike Commission RB
Series A
5.00%, 12/01/23	30	35,941
Series B
5.00%, 12/01/23	35	41,353

		254,448
SOUTH CAROLINA — 0.41%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/23	35	42,118

		42,118

Security	Principal (000s)	Value
TENNESSEE — 0.52%
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 07/01/23	$20	$24,062
5.00%, 01/01/29 (PR 01/01/23)	25	29,708

		53,770
TEXAS — 14.06%
Abilene Independent School District GO
5.00%, 02/15/23	55	65,444
Austin Community College District GOL
5.00%, 08/01/23	70	83,653
Austin Independent School District GO
Series B
5.00%, 08/01/23	20	24,063
5.00%, 08/01/23 (PSF)	25	30,079
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	20	23,798
City of Lubbock TX GOL
5.00%, 02/15/23	25	29,656
City of Waco TX GOL
5.00%, 02/01/23	20	23,705
Fort Bend Independent School District GO Series A
5.00%, 08/15/23	25	30,078
Katy Independent School District GO Series A
5.00%, 02/15/23 (PSF)	35	41,670
Leander Independent School District GO
5.00%, 08/15/23 (PSF)	20	24,063
Series B
5.00%, 08/15/23	20	23,894
Lewisville Independent School District GO Series A
4.00%, 08/15/23 (PSF)	15	17,183
Lone Star College System GOL Series B
5.00%, 02/15/23	80	95,134
Lower Colorado River Authority RB
5.00%, 05/15/23	50	59,187
North East Independent School District/TX GO
5.00%, 08/01/23	25	30,053
North Texas Municipal Water District RB
5.00%, 06/01/23	100	119,293
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/23	20	24,068
North Texas Tollway Authority RB Series A
5.00%, 01/01/23	20	23,503
Northside Independent School District GO
3.00%, 08/15/23	70	76,074
Permanent University Fund — University of Texas System RB
Series A
5.00%, 07/01/23	10	12,031

305

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Series B
5.00%, 07/01/23	$75	$90,233
Spring Independent School District GO
5.00%, 08/15/23 (PSF)	25	30,078
State of Texas GO
5.00%, 10/01/23	200	241,733
Series A
5.00%, 10/01/23	40	48,347
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	25	29,766
Texas A&M University RB
Series B
5.00%, 05/15/23	25	29,981
Series E
5.00%, 05/15/23	25	29,996
Texas State University System RB Series A
5.00%, 03/15/23	15	17,817
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/23	30	36,260
United Independent School District GO
5.00%, 08/15/23	25	30,078

		1,440,918
UTAH — 0.88%
Utah State Building Ownership Authority RB
5.00%, 05/15/23	25	29,873
Utah Transit Authority RB Series A
5.00%, 06/15/23	50	59,912

		89,785
VERMONT — 0.29%
University of Vermont & State Agricultural College RB
5.00%, 10/01/23	25	29,927

		29,927
VIRGINIA — 4.24%
Commonwealth of Virginia GO Series B
5.00%, 06/01/23	100	120,533
County of Chesterfield VA Water & Sewer Revenue RB
5.00%, 11/01/23	50	60,801
County of Prince William VA COP
5.00%, 10/01/23	30	36,025
Virginia College Building Authority RB Series E-1
5.00%, 02/01/23	15	17,831
Virginia Public Building Authority RB Series B
5.00%, 08/01/23	70	84,186
Virginia Public School Authority RB
5.00%, 07/15/23	25	30,182
Virginia Resources Authority RB
5.00%, 10/01/23	20	24,239

Security	Principal (000s)	Value
5.00%, 11/01/23	$50	$60,568

		434,365
WASHINGTON — 8.29%
City of Seattle WA GO
5.00%, 12/01/23	75	91,206
City of Seattle WA GOL Series A
5.00%, 04/01/23	25	29,917
City of Spokane WA Water & Wastewater Revenue RB
5.00%, 12/01/23	40	48,400
Clark County Public Utility District No. 1 RB
5.00%, 01/01/23	30	35,153
County of King WA GOL
5.00%, 07/01/23	25	30,141
Series E
5.00%, 12/01/23	25	30,402
County of Snohomish WA GOL
5.00%, 12/01/23	25	30,250
King County School District No. 216 Enumclaw GO
5.00%, 12/01/23	50	60,233
King County School District No. 405 Bellevue GO
5.00%, 12/01/23 (GTD)	25	30,335
Pierce County School District No. 403 Bethel GO
5.00%, 06/01/23 (GTD)	30	35,770
Pierce County School District No. 416 White River GO
5.00%, 12/01/23	20	24,160
Port of Seattle WA RB Series B
5.00%, 03/01/23	40	47,374
Port of Tacoma WA RB Series A
4.00%, 12/01/23	15	17,151
Snohomish County School District No. 201 Snohomish GO
5.00%, 12/01/23	20	24,106
State of Washington COP
5.00%, 07/01/23	10	11,878
Series A
5.00%, 07/01/23	40	47,512
State of Washington GO
Series A
5.00%, 08/01/23	20	24,104
Series R
4.00%, 07/01/23	50	57,327
5.00%, 07/01/23	30	36,093
State of Washington RB
5.00%, 09/01/23	30	35,915
University of Washington RB
Series A
4.00%, 12/01/23	20	22,971
Series C
5.00%, 12/01/23	50	60,500
Yakima County School District No. 90 East Valley GO
5.00%, 12/01/23	15	18,070

		848,968

306

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF

July 31, 2017

Security	Principal or Shares (000s)	Value
WEST VIRGINIA — 0.18%
State of West Virginia GO Series A
5.00%, 06/01/23	$15	$17,959

		17,959
WISCONSIN — 1.94%
Milwaukee County Metropolitan Sewer District GO Series A
5.00%, 10/01/23	40	48,347
State of Wisconsin GO
Series 1
5.00%, 05/01/23	25	29,956
5.00%, 11/01/23	60	72,641
Wisconsin Department of Transportation RB Series A
5.00%, 07/01/23	20	24,050
Wisconsin Health & Educational Facilities Authority RB
5.00%, 11/15/23	20	24,087

		199,081

TOTAL MUNICIPAL BONDS & NOTES (Cost: $10,036,231)		10,139,540

SHORT-TERM INVESTMENTS — 1.08%

MONEY MARKET FUNDS — 1.08%
BlackRock Liquidity Funds: MuniCash
0.64%[a,b]	110	110,432

		110,432

TOTAL SHORT-TERM INVESTMENTS
(Cost: $110,418)		110,432

TOTAL INVESTMENTS IN SECURITIES — 100.03% (Cost: $10,146,649)[c]		10,249,972
Other Assets, Less Liabilities — (0.03)%		(3,122)

NET ASSETS — 100.00%		$10,246,850

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAW — State Aid Withholding

Insured by:

BAM — Build America Mutual Assurance Co.

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $10,146,649. Net unrealized appreciation was $103,323, of which $103,767 represented gross unrealized appreciation on securities and $444 represented gross unrealized depreciation on securities.

307

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM MUNI BOND ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$10,139,540	$—	$10,139,540
Money market funds	110,432	—	—	110,432

Total	$110,432	$10,139,540	$—	$10,249,972

308

Schedule of Investments  (Unaudited)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.37%

ADVERTISING — 0.80%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24	$185	$194,790
Omnicom Group Inc.
3.65%, 11/01/24 (Call 08/01/24)	436	448,792
WPP Finance 2010
3.75%, 09/19/24	488	501,625

		1,145,207
AEROSPACE & DEFENSE — 1.22%
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	535	541,875
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)[a]	191	200,395
Raytheon Co.
3.15%, 12/15/24 (Call 09/15/24)	150	154,850
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	470	478,789
United Technologies Corp.
2.80%, 05/04/24 (Call 03/04/24)	370	373,378

		1,749,287
AGRICULTURE — 1.27%
Altria Group Inc.
4.00%, 01/31/24	1,052	1,123,852
Philip Morris International Inc.
3.25%, 11/10/24	675	692,516

		1,816,368
AIRLINES — 0.15%
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A
4.00%, 04/29/26	206	215,311

		215,311
AUTO MANUFACTURERS — 1.60%
American Honda Finance Corp.
2.90%, 02/16/24	360	365,890
Ford Motor Credit Co. LLC
3.66%, 09/08/24	400	401,988
3.81%, 01/09/24 (Call 11/09/23)	400	407,368
General Motors Financial Co. Inc.
3.95%, 04/13/24 (Call 02/13/24)	785	799,098
Toyota Motor Credit Corp.
2.90%, 04/17/24[a]	305	309,798

		2,284,142

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.52%
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	$282	$298,534
Lear Corp.
5.38%, 03/15/24 (Call 03/15/19)	100	106,901
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	332	344,397

		749,832
BANKS — 20.98%
Bank of America Corp.
4.00%, 04/01/24	1,221	1,288,033
4.13%, 01/22/24	1,231	1,308,258
4.20%, 08/26/24	1,519	1,589,223
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	235	240,374
3.40%, 05/15/24 (Call 04/15/24)	386	398,997
3.65%, 02/04/24 (Call 01/05/24)	108	113,693
Barclays PLC
4.38%, 09/11/24	800	820,640
BNP Paribas SA
4.25%, 10/15/24	600	629,238
BPCE SA
4.00%, 04/15/24	750	796,695
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	516	531,671
Citigroup Inc.
3.75%, 06/16/24	770	801,354
4.00%, 08/05/24[a]	281	291,172
Credit Suisse AG/New York NY
3.63%, 09/09/24	1,500	1,555,980
Deutsche Bank AG/London
3.70%, 05/30/24[a]	801	813,279
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	430	457,197
Goldman Sachs Group Inc. (The)
3.85%, 07/08/24 (Call 04/08/24)	1,411	1,469,176
4.00%, 03/03/24	1,822	1,915,195
HSBC Holdings PLC
4.25%, 03/14/24	1,000	1,044,130
HSBC USA Inc.
3.50%, 06/23/24	300	309,480
Intesa Sanpaolo SpA
5.25%, 01/12/24[a]	600	665,004
JPMorgan Chase & Co.
3.63%, 05/13/24[a]	1,156	1,199,061
3.88%, 02/01/24	956	1,007,347
3.88%, 09/10/24[a]	1,715	1,780,341
Lloyds Banking Group PLC
4.50%, 11/04/24	600	627,234
Morgan Stanley
3.70%, 10/23/24	1,745	1,803,684
Series F
3.88%, 04/29/24	1,697	1,771,821

309

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
PNC Bank N.A.
3.30%, 10/30/24 (Call 09/30/24)[b]	$250	$256,868
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	321	337,888
Santander UK PLC
4.00%, 03/13/24	705	746,151
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250	257,338
U.S. Bancorp.
3.70%, 01/30/24 (Call 12/29/23)	465	491,505
Series F
3.60%, 09/11/24 (Call 08/11/24)	778	809,882
Wells Fargo & Co.
3.30%, 09/09/24	1,675	1,707,629
4.48%, 01/16/24	174	187,743

		30,023,281
BEVERAGES — 1.19%
Anheuser-Busch InBev Finance Inc.
3.70%, 02/01/24	657	691,000
Constellation Brands Inc.
4.75%, 11/15/24[a]	395	433,753
PepsiCo Inc.
3.60%, 03/01/24 (Call 12/01/23)	540	570,672

		1,695,425
BIOTECHNOLOGY — 2.17%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)	1,032	1,085,519
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	615	643,259
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	1,299	1,369,757

		3,098,535
BUILDING MATERIALS — 0.27%
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[c]	213	221,520
Owens Corning
4.20%, 12/01/24 (Call 09/01/24)	150	157,839

		379,359
CHEMICALS — 2.36%
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)	50	51,946
Airgas Inc.
3.65%, 07/15/24 (Call 04/15/24)	70	73,295
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	325	342,660
Braskem Finance Ltd.
6.45%, 02/03/24	200	218,296
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	781	809,147
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)[a]	175	181,064

Security	Principal (000s)	Value
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	$600	$692,172
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	100	98,612
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	370	377,885
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	230	234,798
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	285	288,996

		3,368,871
COMMERCIAL SERVICES — 0.20%
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	260	286,702

		286,702
COMPUTERS — 3.37%
Apple Inc.
2.85%, 05/11/24 (Call 03/11/24)	675	682,742
3.00%, 02/09/24 (Call 12/09/23)	505	516,479
3.45%, 05/06/24	1,867	1,955,384
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)[d]	375	393,596
International Business Machines Corp.
3.63%, 02/12/24	825	867,644
Seagate HDD Cayman
4.88%, 03/01/24 (Call 01/01/24)[d]	415	412,108

		4,827,953
COSMETICS & PERSONAL CARE — 0.34%
Colgate-Palmolive Co.
3.25%, 03/15/24[a]	270	280,695
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	200	198,160

		478,855
DIVERSIFIED FINANCIAL SERVICES — 3.01%
Air Lease Corp.
4.25%, 09/15/24 (Call 06/15/24)[a]	444	467,479
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	485	499,594
Ameriprise Financial Inc.
3.70%, 10/15/24[a]	273	285,967
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	295	305,340
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	74	75,575
Invesco Finance PLC
4.00%, 01/30/24	203	215,056
Mastercard Inc.
3.38%, 04/01/24	619	647,783

310

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)[a]	$386	$410,627
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/24 (Call 12/07/23)[a]	195	197,106
Stifel Financial Corp.
4.25%, 07/18/24	365	371,979
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	805	834,189

		4,310,695
ELECTRIC — 3.76%
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	50	57,165
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	300	303,495
Dominion Energy Inc.
3.63%, 12/01/24 (Call 09/01/24)	403	414,917
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	300	316,710
DTE Energy Co.
Series C
3.50%, 06/01/24 (Call 03/01/24)	330	337,039
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	1,071	1,128,427
Enel Generacion Chile SA
4.25%, 04/15/24 (Call 01/15/24)	150	157,044
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	215	225,346
Entergy Louisiana LLC
5.40%, 11/01/24	225	259,346
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	155	160,524
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	100	102,732
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	530	555,461
Pacific Gas & Electric Co.
3.40%, 08/15/24 (Call 05/15/24)	270	280,400
3.75%, 02/15/24 (Call 11/15/23)	250	264,087
PacifiCorp
3.60%, 04/01/24 (Call 01/01/24)[a]	125	131,029
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	100	105,006
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	425	445,965
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	125	130,183
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	10	10,337

		5,385,213
ELECTRONICS — 0.32%
Amphenol Corp.
3.20%, 04/01/24 (Call 02/01/24)	85	86,186
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	270	284,415

Security	Principal (000s)	Value
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)[a]	$75	$80,325

		450,926
ENGINEERING & CONSTRUCTION — 0.28%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	385	398,452

		398,452
ENVIRONMENTAL CONTROL — 0.15%
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	200	208,356

		208,356
FOOD — 1.06%
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	250	261,320
Kroger Co. (The)
4.00%, 02/01/24 (Call 11/01/23)	370	387,105
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	819	868,787

		1,517,212
FOREST PRODUCTS & PAPER — 0.98%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	207,072
Fibria Overseas Finance Ltd.
5.25%, 05/12/24[a]	315	332,401
Georgia-Pacific LLC
8.00%, 01/15/24	266	344,387
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	504	521,912

		1,405,772
GAS — 0.68%
Dominion Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	275	282,485
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	482	496,137
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	191	196,335

		974,957
HEALTH CARE — PRODUCTS — 1.45%
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	95	96,323
3.73%, 12/15/24 (Call 09/15/24)[a]	980	1,011,752
Medtronic Inc.
3.63%, 03/15/24 (Call 12/15/23)	386	407,554

311

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	$125	$129,010
Thermo Fisher Scientific Inc.
4.15%, 02/01/24 (Call 11/01/23)	395	423,053

		2,067,692
HEALTH CARE — SERVICES — 1.48%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	818	850,074
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	648	669,980
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	490	513,505
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	75	79,891

		2,113,450
HOME FURNISHINGS — 0.11%
Whirlpool Corp.
4.00%, 03/01/24	150	159,028

		159,028
HOUSEHOLD PRODUCTS & WARES — 0.13%
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	184	190,828

		190,828
HOUSEWARES — 0.08%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	110	115,699

		115,699
INSURANCE — 3.46%
Aflac Inc.
3.63%, 11/15/24[a]	600	631,314
American International Group Inc.
4.13%, 02/15/24[a]	719	765,181
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	265	271,548
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24	216	237,810
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	179	189,047
Chubb INA Holdings Inc.
3.35%, 05/15/24	207	214,572
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	297	309,189
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	345	357,486
MetLife Inc.
3.60%, 04/10/24	641	673,621
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	225	242,246

Security	Principal (000s)	Value
Prudential Financial Inc.
3.50%, 05/15/24	$460	$481,077
Unum Group
4.00%, 03/15/24	50	52,202
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	420	429,038
XLIT Ltd.
6.38%, 11/15/24	75	89,321

		4,943,652
INTERNET — 2.23%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	1,050	1,085,333
Alphabet Inc.
3.38%, 02/25/24	585	616,379
Amazon.com Inc.
3.80%, 12/05/24 (Call 09/05/24)[a]	699	747,308
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	646	657,699
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	76	81,090

		3,187,809
MACHINERY — 0.95%
Caterpillar Financial Services Corp.
3.25%, 12/01/24[a]	300	309,042
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	535	557,513
John Deere Capital Corp.
3.35%, 06/12/24	470	488,377

		1,354,932
MANUFACTURING — 2.06%
General Electric Co.
3.38%, 03/11/24[a]	605	635,927
3.45%, 05/15/24 (Call 02/13/24)	415	435,916
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	325	342,218
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	245	252,828
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	470	485,623
Textron Inc.
4.30%, 03/01/24 (Call 12/01/23)	425	452,680
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	345	348,616

		2,953,808
MEDIA — 2.87%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	515	537,928
CBS Corp.
3.70%, 08/15/24 (Call 05/15/24)	375	387,240

312

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	$345	$351,503
3.60%, 03/01/24	887	934,800
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)	225	227,909
Scripps Networks Interactive Inc.
3.90%, 11/15/24 (Call 08/15/24)	68	69,832
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	300	314,628
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)[a]	856	875,337
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)	405	412,817

		4,111,994
METAL FABRICATE & HARDWARE — 0.07%
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	100	100,955

		100,955
MINING — 0.17%
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	240	243,912

		243,912
OFFICE & BUSINESS EQUIPMENT — 0.46%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	339	348,024
Xerox Corp.
3.80%, 05/15/24	310	312,313

		660,337
OIL & GAS — 5.52%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	441	436,546
BP Capital Markets PLC
3.22%, 04/14/24 (Call 02/14/24)	210	214,509
3.54%, 11/04/24	745	771,515
3.81%, 02/10/24	669	706,444
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	310	317,093
Chevron Corp.
2.90%, 03/03/24 (Call 01/03/24)	525	532,597
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	300	317,226
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	755	775,793
Exxon Mobil Corp.
3.18%, 03/15/24 (Call 12/15/23)	483	499,847
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	60	58,765
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	536	547,974
Kerr-McGee Corp.
6.95%, 07/01/24	141	166,673

Security	Principal (000s)	Value
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	$488	$495,437
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	397	409,108
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	341	351,353
Total Capital International SA
3.70%, 01/15/24	580	612,387
3.75%, 04/10/24	650	688,174

		7,901,441
OIL & GAS SERVICES — 0.25%
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	368	363,808

		363,808
PACKAGING & CONTAINERS — 0.27%
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	375	383,730

		383,730
PHARMACEUTICALS — 3.88%
Allergan Funding SCS
3.85%, 06/15/24 (Call 03/15/24)[a]	660	693,660
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	215	220,592
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	195	197,235
3.50%, 11/15/24 (Call 08/15/24)	225	231,073
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	696	712,683
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[a]	719	755,914
Novartis Capital Corp.
3.40%, 05/06/24	1,076	1,128,014
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	400	408,008
Pfizer Inc.
3.40%, 05/15/24	990	1,041,440
Wyeth LLC
6.45%, 02/01/24	132	161,854

		5,550,473
PIPELINES — 5.44%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	410	437,298
Buckeye Partners LP
4.35%, 10/15/24 (Call 07/15/24)	75	77,866
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)[a]	325	323,693
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	400	407,772

313

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Energy Transfer LP
4.90%, 02/01/24 (Call 11/01/23)	$200	$211,548
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	410	421,177
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	427	447,799
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	268	271,315
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	398	410,609
4.25%, 09/01/24 (Call 06/01/24)	496	515,076
4.30%, 05/01/24 (Call 02/01/24)[a]	201	208,952
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	775	832,544
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	420	411,961
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (Call 02/15/24)[a]	925	1,039,672
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	487	529,057
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	168	172,796
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	597	628,086
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	416	435,315

		7,782,536
REAL ESTATE — 0.06%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	85	89,185

		89,185
REAL ESTATE INVESTMENT TRUSTS — 4.96%
American Tower Corp.
5.00%, 02/15/24	695	768,705
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	150	154,214
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	436	455,027
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[a]	285	266,848
Duke Realty LP
3.75%, 12/01/24 (Call 09/01/24)	100	103,212
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	150	155,589
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	528	545,155
4.20%, 03/01/24 (Call 12/01/23)	235	247,065
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	175	183,260
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	80	81,994
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	275	264,349
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	150	158,661

Security	Principal (000s)	Value
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	$170	$174,755
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	175	180,218
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	275	287,848
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	150	155,437
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	245	253,021
Select Income REIT
4.25%, 05/15/24 (Call 02/15/24)	325	323,612
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	583	595,669
3.75%, 02/01/24 (Call 11/01/23)	595	620,740
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	150	154,383
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)	280	287,440
VEREIT Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	250	262,095
Welltower Inc.
4.50%, 01/15/24 (Call 10/15/23)	200	215,764
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	198	206,900

		7,101,961
RETAIL — 4.59%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	275	274,277
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	400	401,888
CVS Health Corp.
3.38%, 08/12/24 (Call 05/12/24)	480	490,987
5.00%, 12/01/24 (Call 09/01/24)[a]	175	194,336
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	700	746,704
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	265	271,050
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	366	349,669
6.65%, 07/15/24	105	115,232
McDonald’s Corp.
3.25%, 06/10/24	301	309,094
QVC Inc.
4.85%, 04/01/24	346	357,290
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	140	137,629
Target Corp.
3.50%, 07/01/24[a]	839	877,879
Wal-Mart Stores Inc.
3.30%, 04/22/24 (Call 01/22/24)	700	733,376
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	1,255	1,308,463

		6,567,874

314

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
SEMICONDUCTORS — 2.67%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)[d]	$1,710	$1,760,171
Intel Corp.
2.88%, 05/11/24 (Call 03/11/24)	590	597,410
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	633	686,989
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	630	635,393
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	145	146,573

		3,826,536
SOFTWARE — 2.31%
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	329	347,190
Microsoft Corp.
2.88%, 02/06/24 (Call 12/06/23)	1,620	1,655,527
Oracle Corp.
3.40%, 07/08/24 (Call 04/08/24)[a]	1,240	1,295,850

		3,298,567
TELECOMMUNICATIONS — 4.03%
AT&T Inc.
3.40%, 08/14/24 (Call 06/14/24)	250	249,938
3.80%, 03/01/24 (Call 01/01/24)	235	242,099
3.90%, 03/11/24 (Call 12/11/23)	410	424,096
4.45%, 04/01/24 (Call 01/01/24)	900	955,287
Cisco Systems Inc.
3.63%, 03/04/24	964	1,021,647
Juniper Networks Inc.
4.50%, 03/15/24	300	322,668
Motorola Solutions Inc.
4.00%, 09/01/24[a]	158	160,048
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	1,898	1,916,733
4.15%, 03/15/24 (Call 12/15/23)	454	476,963

		5,769,479
TRANSPORTATION — 1.94%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	598	623,953
3.75%, 04/01/24 (Call 01/01/24)	304	323,815
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	295	300,298
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	406	419,711
FedEx Corp.
4.00%, 01/15/24	400	429,536
Norfolk Southern Corp.
3.85%, 01/15/24 (Call 10/15/23)	200	212,448
Union Pacific Corp.
3.65%, 02/15/24 (Call 11/15/23)	125	132,255

Security	Principal or Shares (000s)	Value
3.75%, 03/15/24 (Call 12/15/23)	$310	$329,421

		2,771,437
WATER — 0.25%
American Water Capital Corp.
3.85%, 03/01/24 (Call 12/01/23)	340	360,964

		360,964

TOTAL CORPORATE BONDS & NOTES
(Cost: $138,440,101)		140,742,798

SHORT-TERM INVESTMENTS — 7.88%

MONEY MARKET FUNDS — 7.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	10,310	10,313,307
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[e,f]	958	957,652

		11,270,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,269,458)		11,270,959

TOTAL INVESTMENTS IN SECURITIES — 106.25%
(Cost: $149,709,559)[h]		152,013,757
Other Assets, Less Liabilities — (6.25)%		(8,940,313)

NET ASSETS — 100.00%		$143,073,444

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $149,717,263. Net unrealized appreciation was $2,296,494, of which $2,403,380 represented gross unrealized appreciation on securities and $106,886 represented gross unrealized depreciation on securities.

315

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
3.30%, 10/30/24	$—	$250	$—	$250	$256,868	$2,636	$—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	246	75	—	321	337,888	7,158	—

					$594,756	$9,794	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$140,742,798	$—	$140,742,798
Money market funds	11,270,959	—	—	11,270,959

Total	$11,270,959	$140,742,798	$—	$152,013,757

316

Schedule of Investments  (Unaudited)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.59%

AEROSPACE & DEFENSE — 1.29%
Boeing Co. (The)
2.50%, 03/01/25 (Call 12/01/24)[a]	$200	$195,952
2.60%, 10/30/25 (Call 07/30/25)	275	272,269
Embraer Netherlands Finance BV
5.05%, 06/15/25	650	679,601
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)[a]	405	421,160
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	835	836,753

		2,405,735
AGRICULTURE — 1.44%
Philip Morris International Inc.
3.38%, 08/11/25 (Call 05/11/25)	825	849,016
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,707	1,840,282

		2,689,298
AIRLINES — 0.21%
U.S. Airways Pass Through Trust
Series 2012-2, Class A
4.63%, 12/03/26	126	134,102
Series 2013-1
3.95%, 05/15/27	40	41,861
United Airlines Pass Through Trust
Series 2013-1A, Class A
4.30%, 02/15/27	197	208,961

		384,924
AUTO MANUFACTURERS — 1.36%
Ford Motor Credit Co. LLC
4.13%, 08/04/25	925	947,857
General Motors Co.
4.00%, 04/01/25	205	207,378
General Motors Financial Co. Inc.
4.00%, 01/15/25 (Call 10/15/24)	675	682,614
4.30%, 07/13/25 (Call 04/13/25)	675	692,563

		2,530,412
AUTO PARTS & EQUIPMENT — 0.44%
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	525	562,359
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	250	266,800

		829,159

Security	Principal (000s)	Value
BANKS — 22.55%
Australia & New Zealand Banking Group Ltd./New York NY
3.70%, 11/16/25[a]	$500	$526,785
Bank of America Corp.
3.88%, 08/01/25	2,160	2,249,467
4.00%, 01/22/25	1,185	1,219,626
Series L
3.95%, 04/21/25	1,980	2,027,896
Bank of New York Mellon Corp. (The)
3.00%, 02/24/25 (Call 01/24/25)	456	457,628
3.95%, 11/18/25 (Call 10/18/25)	331	353,323
Barclays PLC
3.65%, 03/16/25	1,200	1,203,024
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	750	781,192
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)[a]	900	891,810
4.20%, 10/29/25 (Call 09/29/25)	979	997,278
Citigroup Inc.
3.30%, 04/27/25	1,260	1,266,955
3.88%, 03/26/25	450	457,339
4.40%, 06/10/25	1,070	1,123,393
5.50%, 09/13/25	1,320	1,485,000
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	225	236,140
4.35%, 08/01/25 (Call 07/01/25)[a]	175	182,502
Compass Bank
3.88%, 04/10/25 (Call 03/10/25)	500	501,550
Cooperatieve Rabobank UA
4.38%, 08/04/25[a]	815	861,830
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25	1,100	1,137,939
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	1,400	1,426,334
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	1,275	1,292,404
3.75%, 05/22/25 (Call 02/22/25)	1,010	1,037,825
4.25%, 10/21/25	1,970	2,051,932
HSBC Holdings PLC
4.25%, 08/18/25	1,000	1,040,500
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	1,340	1,341,059
3.90%, 07/15/25 (Call 04/15/25)	2,025	2,125,845
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	250	255,268
Lloyds Bank PLC
3.50%, 05/14/25	200	206,706
Lloyds Banking Group PLC
4.58%, 12/10/25	800	836,288
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	250	248,653
Morgan Stanley
4.00%, 07/23/25	1,720	1,804,744
5.00%, 11/24/25	1,300	1,421,095
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	175	172,435
Northern Trust Corp.
3.95%, 10/30/25	660	701,389

317

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/24/25)[b]	$500	$500,900
3.25%, 06/01/25 (Call 05/02/25)[b]	500	509,465
4.20%, 11/01/25 (Call 10/02/25)[b]	250	269,428
Santander Holdings USA Inc.
4.50%, 07/17/25 (Call 04/17/25)	775	804,760
Santander Issuances SAU
5.18%, 11/19/25[a]	1,000	1,084,650
State Street Corp.
3.55%, 08/18/25	650	682,324
SVB Financial Group
3.50%, 01/29/25	450	448,888
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	575	571,366
Wells Fargo & Co.
3.00%, 02/19/25	1,380	1,372,672
3.55%, 09/29/25	1,885	1,939,948

		42,107,555
BEVERAGES — 1.65%
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)[a]	175	179,207
Coca-Cola Co. (The)
2.88%, 10/27/25	985	994,761
Constellation Brands Inc.
4.75%, 12/01/25	575	633,449
Dr Pepper Snapple Group Inc.
3.40%, 11/15/25 (Call 08/15/25)	300	305,922
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	540	540,524
3.50%, 07/17/25 (Call 04/17/25)	405	423,865

		3,077,728
BIOTECHNOLOGY — 3.21%
Amgen Inc.
3.13%, 05/01/25 (Call 02/01/25)	660	667,379
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,325	1,394,390
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	1,165	1,244,406
Celgene Corp.
3.88%, 08/15/25 (Call 05/15/25)	1,615	1,711,916
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	940	974,583

		5,992,674
BUILDING MATERIALS — 0.42%
Fortune Brands Home & Security Inc.
4.00%, 06/15/25 (Call 03/15/25)	100	104,479
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	300	321,213

Security	Principal (000s)	Value
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	$325	$350,951

		776,643
CHEMICALS — 1.14%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	380	381,444
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	580	598,241
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	300	293,175
5.50%, 08/15/25	50	57,365
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	375	367,582
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	150	148,774
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)[a]	275	279,950

		2,126,531
COMMERCIAL SERVICES — 1.05%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	630	657,997
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)[a]	250	268,145
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	570	598,039
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	425	442,310

		1,966,491
COMPUTERS — 2.61%
Apple Inc.
2.50%, 02/09/25[a]	780	766,639
3.20%, 05/13/25	1,565	1,607,161
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)	1,710	1,808,427
International Business Machines Corp.
7.00%, 10/30/25[a]	75	97,663
Seagate HDD Cayman
4.75%, 01/01/25	620	601,295

		4,881,185
COSMETICS & PERSONAL CARE — 0.24%
Unilever Capital Corp.
3.10%, 07/30/25	450	454,811

		454,811
DIVERSIFIED FINANCIAL SERVICES — 4.55%
Affiliated Managers Group Inc.
3.50%, 08/01/25	95	94,132
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	125	125,139

318

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	$465	$472,054
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	555	555,366
Franklin Resources Inc.
2.85%, 03/30/25	200	198,904
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	1,175	1,215,725
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	925	975,699
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	385	414,487
Lazard Group LLC
3.75%, 02/13/25	430	438,166
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	255	252,718
3.25%, 11/01/25 (Call 08/01/25)	100	101,932
Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)[a]	975	1,016,886
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (Call 01/01/25)	100	103,508
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)[a]	2,480	2,537,040

		8,501,756
ELECTRIC — 3.45%
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	75	76,796
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	30,758
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	450	465,714
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	535	558,947
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	105	108,692
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	270	277,781
Eversource Energy Series H
3.15%, 01/15/25 (Call 10/15/24)	165	166,262
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	1,020	1,068,715
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	450	460,143
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	25	25,612
Louisville Gas & Electric Co. Series 25
3.30%, 10/01/25 (Call 07/01/25)	350	358,078
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	50	50,065
Pacific Gas & Electric Co.
3.50%, 06/15/25 (Call 03/15/25)	890	923,740
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)	200	198,258

Security	Principal (000s)	Value
Public Service Electric & Gas Co.
3.00%, 05/15/25 (Call 02/15/25)[a]	$250	$251,995
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	250	252,377
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	325	342,547
Virginia Electric & Power Co.
3.10%, 05/15/25 (Call 02/15/25)	150	151,001
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	225	232,807
Wisconsin Electric Power Co.
3.10%, 06/01/25 (Call 03/01/25)[a]	134	135,493
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	300	306,033

		6,441,814
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	100	102,651

		102,651
ELECTRONICS — 0.38%
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	135	137,792
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)[a]	525	568,291

		706,083
ENVIRONMENTAL CONTROL — 0.38%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	275	278,352
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	425	431,507

		709,859
FOOD — 1.81%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	50	50,778
JM Smucker Co. (The)
3.50%, 03/15/25	600	618,978
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)	1,335	1,379,749
Sysco Corp.
3.75%, 10/01/25 (Call 07/01/25)	550	573,705
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)	650	748,728

		3,371,938
GAS — 0.32%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	325	348,940
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	125	128,866
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	125	127,996

		605,802

319

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 3.41%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	$677	$665,362
3.88%, 09/15/25 (Call 06/15/25)	250	258,960
Boston Scientific Corp.
3.85%, 05/15/25	600	626,598
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	215	224,380
Medtronic Inc.
3.50%, 03/15/25	2,485	2,603,361
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	610	627,050
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/15/25)	125	130,750
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)[a]	1,225	1,238,891

		6,375,352
HEALTH CARE — SERVICES — 1.87%
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	860	868,978
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	600	613,074
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	125	128,289
UnitedHealth Group Inc.
3.75%, 07/15/25	1,775	1,887,198

		3,497,539
HOLDING COMPANIES — DIVERSIFIED — 0.03%
Apollo Investment Corp.
5.25%, 03/03/25	50	51,081

		51,081
HOME FURNISHINGS — 0.17%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	50	52,099
Whirlpool Corp.
3.70%, 05/01/25	250	258,757

		310,856
HOUSEHOLD PRODUCTS & WARES — 0.16%
Kimberly-Clark Corp.
2.65%, 03/01/25[a]	100	98,437
3.05%, 08/15/25[a]	200	201,716

		300,153

Security	Principal (000s)	Value
HOUSEWARES — 0.17%
Newell Brands Inc.
3.90%, 11/01/25 (Call 08/01/25)	$300	$313,473

		313,473
INSURANCE — 2.45%
Aflac Inc.
3.25%, 03/17/25	75	76,006
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	215	218,384
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)[a]	1,030	1,062,115
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	550	577,945
Chubb INA Holdings Inc.
3.15%, 03/15/25	480	489,667
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	325	329,657
Lincoln National Corp.
3.35%, 03/09/25[a]	175	176,260
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	260	268,876
MetLife Inc.
3.00%, 03/01/25	275	276,972
3.60%, 11/13/25 (Call 08/13/25)[a]	450	471,146
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	100	102,264
RenaissanceRe Finance Inc.
3.70%, 04/01/25 (Call 01/01/25)	50	50,539
XLIT Ltd.
4.45%, 03/31/25[a]	450	467,924

		4,567,755
INTERNET — 0.27%
Baidu Inc.
4.13%, 06/30/25	265	278,136
Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)	225	231,093

		509,229
LEISURE TIME — 0.08%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	150	154,224

		154,224
LODGING — 0.45%
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	275	285,084
3.75%, 10/01/25 (Call 07/01/25)	250	258,705
Wyndham Worldwide Corp.
5.10%, 10/01/25 (Call 07/01/25)[a]	270	294,292

		838,081

320

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
MACHINERY — 0.24%
John Deere Capital Corp.
3.40%, 09/11/25[a]	$275	$286,382
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	50	49,799
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	100	103,654

		439,835
MANUFACTURING — 0.16%
3M Co.
3.00%, 08/07/25	175	177,870
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[a]	100	102,030
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	25	25,946

		305,846
MEDIA — 4.35%
21st Century Fox America Inc.
3.70%, 10/15/25 (Call 07/15/25)[a]	150	155,373
7.70%, 10/30/25	150	192,943
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	500	508,010
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (Call 04/23/25)	2,870	3,085,250
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	435	451,526
3.38%, 08/15/25 (Call 05/15/25)	1,340	1,385,573
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	230	224,632
Grupo Televisa SAB
6.63%, 03/18/25	300	358,953
Scripps Networks Interactive Inc.
3.95%, 06/15/25 (Call 03/15/25)	100	101,780
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	1,065	1,075,906
Walt Disney Co. (The)
3.15%, 09/17/25	575	588,426

		8,128,372
METAL FABRICATE & HARDWARE — 0.46%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	835	856,117

		856,117
MINING — 0.73%
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	1,010	1,070,368
Southern Copper Corp.
3.88%, 04/23/25	275	284,314

		1,354,682

Security	Principal (000s)	Value
OIL & GAS — 3.98%
BP Capital Markets PLC
3.51%, 03/17/25	$625	$646,419
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	330	336,877
Chevron Corp.
3.33%, 11/17/25 (Call 08/17/25)	705	727,842
ConocoPhillips Co.
3.35%, 05/15/25 (Call 02/15/25)	325	332,196
Devon Energy Corp.
5.85%, 12/15/25 (Call 09/15/25)[a]	375	429,930
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	450	448,691
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	1,075	1,077,042
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (Call 12/15/24)	130	138,048
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	575	572,573
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)	600	618,594
Shell International Finance BV
3.25%, 05/11/25	1,874	1,923,043
Valero Energy Corp.
3.65%, 03/15/25	175	179,769

		7,431,024
OIL & GAS SERVICES — 0.70%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)[a]	1,260	1,299,652

		1,299,652
PHARMACEUTICALS — 6.11%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	2,409	2,487,774
Allergan Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	2,525	2,626,328
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	315	321,659
AstraZeneca PLC
3.38%, 11/16/25[a]	1,510	1,550,649
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	150	157,041
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	730	734,424
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	530	574,165
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	1,525	1,528,996
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	1,010	1,028,847
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	355	393,439

		11,403,322

321

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
PIPELINES — 5.19%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	$350	$374,283
Enbridge Energy Partners LP
5.88%, 10/15/25 (Call 07/15/25)	250	287,555
Energy Transfer LP
4.05%, 03/15/25 (Call 12/15/24)[a]	685	691,281
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	690	690,987
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	650	675,116
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	850	888,445
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	290	294,411
4.88%, 06/01/25 (Call 03/01/25)[a]	895	959,306
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	280	301,773
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	205	205,102
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (Call 07/15/25)	755	783,562
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	1,280	1,421,683
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	200	201,700
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (Call 09/01/25)	345	387,925
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	130	135,545
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	315	316,046
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	685	698,782
4.00%, 09/15/25 (Call 06/15/25)[a]	375	385,822

		9,699,324
REAL ESTATE — 0.48%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)[a]	175	178,703
CBRE Services Inc.
5.25%, 03/15/25 (Call 12/15/24)	175	191,142
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	505	529,942

		899,787
REAL ESTATE INVESTMENT TRUSTS — 4.52%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	625	648,444
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	425	435,072
3.50%, 11/15/25 (Call 08/15/25)	175	179,265

Security	Principal (000s)	Value
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	$475	$469,072
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (Call 01/01/25)	150	153,073
Corporate Office Properties LP
5.00%, 07/01/25 (Call 04/01/25)	100	106,151
CubeSmart LP
4.00%, 11/15/25 (Call 08/15/25)	50	51,316
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)[a]	465	444,847
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)[a]	125	134,905
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	100	102,023
ERP Operating LP
3.38%, 06/01/25 (Call 03/01/25)	175	177,410
Essex Portfolio LP
3.50%, 04/01/25 (Call 01/01/25)	250	251,692
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	635	634,879
4.00%, 06/01/25 (Call 03/01/25)	375	388,901
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	100	103,128
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	275	281,790
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	220	231,770
Liberty Property LP
3.75%, 04/01/25 (Call 01/01/25)	100	102,287
Mid-America Apartments LP
4.00%, 11/15/25 (Call 08/15/25)	150	155,952
National Retail Properties Inc.
4.00%, 11/15/25 (Call 08/15/25)	425	436,811
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	250	254,640
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	205	206,597
Simon Property Group LP
3.50%, 09/01/25 (Call 06/01/25)	500	511,800
UDR Inc.
4.00%, 10/01/25 (Call 07/01/25)	300	310,455
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	585	586,907
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	935	980,750
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	100	100,241

		8,440,178
RETAIL — 3.20%
AutoNation Inc.
4.50%, 10/01/25 (Call 07/01/25)[a]	200	211,712
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	210	207,587
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[a]	390	405,370

322

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	$2,010	$2,107,626
Dollar General Corp.
4.15%, 11/01/25 (Call 08/01/25)	320	340,131
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)	710	737,647
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)[a]	400	399,732
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	650	672,412
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)[a]	500	512,760
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	380	380,749

		5,975,726
SEMICONDUCTORS — 2.27%
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	425	447,147
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	500	537,135
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)	1,670	1,766,710
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	125	128,457
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)[a]	1,310	1,352,038

		4,231,487
SOFTWARE — 4.13%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	500	516,145
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	135	143,251
Fidelity National Information Services Inc.
5.00%, 10/15/25 (Call 07/15/25)	1,105	1,246,683
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	700	734,531
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	1,205	1,209,483
3.13%, 11/03/25 (Call 08/03/25)	2,255	2,318,140
Oracle Corp.
2.95%, 05/15/25 (Call 02/15/25)	1,520	1,535,565

		7,703,798
TELECOMMUNICATIONS — 2.74%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	3,070	3,032,208
3.95%, 01/15/25 (Call 10/15/24)	883	905,782
Cisco Systems Inc.
3.50%, 06/15/25[a]	285	299,338
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	100	105,443

Security	Principal (000s)	Value
Motorola Solutions Inc.
7.50%, 05/15/25[a]	$200	$241,038
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	525	539,506

		5,123,315
TRANSPORTATION — 1.59%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	620	629,970
3.65%, 09/01/25 (Call 06/01/25)	550	580,690
7.00%, 12/15/25	50	64,211
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	475	470,554
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	350	359,702
FedEx Corp.
3.20%, 02/01/25	435	443,343
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	150	154,784
3.25%, 08/15/25 (Call 05/15/25)	250	257,682

		2,960,936
TRUCKING & LEASING — 0.06%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	105	103,524

		103,524
WATER — 0.07%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	135	139,689

		139,689

TOTAL CORPORATE BONDS & NOTES
(Cost: $180,477,864)		184,077,406

323

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

July 31, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 7.83%

MONEY MARKET FUNDS — 7.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	13,118	$13,121,482
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	1,507	1,506,735

		14,628,217

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,626,537)		14,628,217

TOTAL INVESTMENTS IN SECURITIES — 106.42%
(Cost: $195,104,401)[f]		198,705,623
Other Assets, Less Liabilities — (6.42)%		(11,988,312)

NET ASSETS — 100.00%		$186,717,311

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $195,120,540. Net unrealized appreciation was $3,585,083, of which $3,689,081 represented gross unrealized appreciation on securities and $103,998 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.95%, 02/23/25	$—	$500	$—	$500	$500,900	$8,865	$—
3.25%, 06/01/25	—	500	—	500	509,465	6,156	—
4.20%, 11/01/25	250	—	—	250	269,428	6,751	—

					$1,279,793	$21,772	$—

324

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

July 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$184,077,406	$—	$184,077,406
Money market funds	14,628,217	—	—	14,628,217

Total	$14,628,217	$184,077,406	$—	$198,705,623

325

Schedule of Investments  (Unaudited)

iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.33%

ADVERTISING — 0.59%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$230	$232,783

		232,783
AEROSPACE & DEFENSE — 1.70%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	40	38,423
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)	110	103,793
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	110	114,529
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	325	338,536
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	75	73,762

		669,043
AGRICULTURE — 0.86%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)[a]	50	48,402
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	150	144,248
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	75	72,429
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	75	73,632

		338,711
AIRLINES — 0.49%
American Airlines Pass Through Trust Series 2014-1, Class A
3.70%, 04/01/28	43	43,902
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)	150	147,251

		191,153
APPAREL — 0.48%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	195	186,833

		186,833
AUTO MANUFACTURERS — 1.63%
American Honda Finance Corp.
2.30%, 09/09/26	60	56,953
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	275	284,196
General Motors Financial Co. Inc.
4.00%, 10/06/26 (Call 07/06/26)	135	134,951
5.25%, 03/01/26 (Call 12/01/25)	150	162,642

		638,742

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.11%
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)	$40	$42,633

		42,633
BANKS — 26.08%
Bank of America Corp.
3.50%, 04/19/26	275	277,637
4.25%, 10/22/26	100	104,152
4.45%, 03/03/26	410	432,119
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	60	57,299
2.80%, 05/04/26 (Call 02/04/26)	150	147,530
Bank One Corp.
7.63%, 10/15/26	75	96,338
Barclays PLC
4.38%, 01/12/26	400	419,988
Capital One Financial Corp.
3.75%, 07/28/26 (Call 06/28/26)[a]	100	98,218
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	360	351,605
3.40%, 05/01/26	425	423,151
3.70%, 01/12/26	345	351,745
4.60%, 03/09/26	100	106,125
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 04/17/26	250	268,085
Deutsche Bank AG
4.10%, 01/13/26	80	82,413
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	250	245,105
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	220	219,377
3.75%, 02/25/26 (Call 11/25/25)[a]	335	342,859
HSBC Holdings PLC
3.90%, 05/25/26[a]	450	468,927
4.30%, 03/08/26	200	214,524
JPMorgan Chase & Co.
3.20%, 06/15/26 (Call 03/15/26)	240	238,356
3.30%, 04/01/26 (Call 01/01/26)	620	620,676
4.13%, 12/15/26	155	161,853
Lloyds Banking Group PLC
4.65%, 03/24/26	200	210,504
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	200	192,636
3.85%, 03/01/26[a]	200	209,442
Morgan Stanley
3.13%, 07/27/26	565	553,146
3.88%, 01/27/26	165	170,707
4.35%, 09/08/26	355	372,509
National Australia Bank Ltd./New York
2.50%, 07/12/26	250	238,237
Royal Bank of Canada
4.65%, 01/27/26	160	172,114
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	200	215,074

326

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
State Street Corp.
2.65%, 05/19/26	$175	$170,606
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	225	214,832
3.01%, 10/19/26	100	98,258
3.78%, 03/09/26	150	156,264
U.S. Bancorp. Series V
2.38%, 07/22/26 (Call 06/22/26)	240	228,228
Wells Fargo & Co.
3.00%, 04/22/26	370	364,061
3.00%, 10/23/26	420	412,293
4.10%, 06/03/26	325	338,816
Westpac Banking Corp.
2.85%, 05/13/26	200	195,760

		10,241,569
BEVERAGES — 4.40%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,040	1,075,277
Coca-Cola Co. (The)
2.25%, 09/01/26	75	71,514
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	40	41,091
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	65	61,631
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)[a]	285	277,479
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	65	62,253
2.85%, 02/24/26 (Call 11/24/25)	140	140,017

		1,729,262
BIOTECHNOLOGY — 1.28%
Amgen Inc.
2.60%, 08/19/26 (Call 05/19/26)	165	158,027
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	330	343,705

		501,732
BUILDING MATERIALS — 0.27%
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	50	52,939
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	50	53,398

		106,337
CHEMICALS — 0.70%
Potash Corp. of Saskatchewan Inc.
4.00%, 12/15/26 (Call 09/15/26)[a]	50	52,232
Sherwin-Williams Co. (The)
3.95%, 01/15/26 (Call 10/15/25)[b]	35	36,847
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)[a]	185	185,960

		275,039

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.65%
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	$145	$141,271
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	105	114,881

		256,152
COMPUTERS — 3.08%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	300	288,174
3.25%, 02/23/26 (Call 11/23/25)	325	332,456
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)[b]	435	485,038
International Business Machines Corp.
3.45%, 02/19/26[a]	100	102,704

		1,208,372
COSMETICS & PERSONAL CARE — 0.48%
Procter & Gamble Co. (The)
2.45%, 11/03/26	100	97,987
Unilever Capital Corp.
2.00%, 07/28/26	100	92,398

		190,385
DIVERSIFIED FINANCIAL SERVICES — 1.71%
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)[a]	75	73,256
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	40	41,337
Charles Schwab Corp. (The)
3.45%, 02/13/26 (Call 11/13/25)	80	82,382
Invesco Finance PLC
3.75%, 01/15/26	140	145,550
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	130	133,412
Raymond James Financial Inc.
3.63%, 09/15/26	95	95,539
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	100	98,119

		669,595
ELECTRIC — 5.64%
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	100	100,495
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	90	92,231
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	60	60,850
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	100	97,004
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	125	119,868
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	25	24,981

327

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	$310	$299,565
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	130	132,110
Enel Americas SA
4.00%, 10/25/26 (Call 07/25/26)	50	50,438
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	275	267,063
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)	235	228,267
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	90	90,053
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	75	74,048
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	325	323,144
Virginia Electric & Power Co. Series A
3.15%, 01/15/26 (Call 10/15/25)	200	202,540
Xcel Energy Inc.
3.35%, 12/01/26 (Call 06/01/26)	50	50,840

		2,213,497
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	40	40,454

		40,454
ELECTRONICS — 1.23%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	25	24,136
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	75	77,796
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	150	150,850
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	240	230,832

		483,614
ENVIRONMENTAL CONTROL — 0.26%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	105	103,298

		103,298
FOOD — 2.31%
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	170	160,349
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	100	98,809
Kellogg Co.
3.25%, 04/01/26	120	120,293
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	250	240,580
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)[a]	175	162,514

Security	Principal (000s)	Value
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	$125	$125,657

		908,202
FOREST PRODUCTS & PAPER — 0.37%
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	140	145,006

		145,006
GAS — 0.41%
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	165	160,999

		160,999
HEALTH CARE — PRODUCTS — 2.09%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	395	407,423
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	175	167,562
Stryker Corp.
3.50%, 03/15/26 (Call 12/15/25)	155	160,442
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	85	83,461

		818,888
HEALTH CARE — SERVICES — 0.50%
UnitedHealth Group Inc.
3.10%, 03/15/26	195	197,471

		197,471
HOUSEWARES — 0.60%
Newell Brands Inc.
4.20%, 04/01/26 (Call 01/01/26)	220	234,973

		234,973
INSURANCE — 4.29%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	50	49,218
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	210	217,917
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	75	77,687
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	380	387,034
Chubb INA Holdings Inc.
3.35%, 05/03/26 (Call 02/03/26)	100	103,222
CNA Financial Corp.
4.50%, 03/01/26 (Call 12/01/25)	130	140,271
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	140	141,445
Manulife Financial Corp.
4.15%, 03/04/26[a]	175	186,781
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	75	78,406

328

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	$40	$40,012
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	95	94,326
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	50	52,493
Voya Financial Inc.
3.65%, 06/15/26	115	115,667

		1,684,479
INTERNET — 0.93%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	250	235,660
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	80	88,195
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	40	40,790

		364,645
IRON & STEEL — 0.35%
Vale Overseas Ltd.
6.25%, 08/10/26	125	139,059

		139,059
LODGING — 0.23%
Marriott International Inc./MD Series R
3.13%, 06/15/26 (Call 03/15/26)[a]	90	89,473

		89,473
MACHINERY — 0.90%
Caterpillar Financial Services Corp.
2.40%, 08/09/26[a]	25	23,986
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	105	108,489
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)[b]	175	172,655
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)[a]	50	50,174

		355,304
MANUFACTURING — 0.38%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	80	76,006
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	75	73,709

		149,715
MEDIA — 2.88%
21st Century Fox America Inc.
3.38%, 11/15/26 (Call 08/15/26)	50	50,292
CBS Corp.
4.00%, 01/15/26 (Call 10/15/25)	100	104,694
Comcast Corp.
3.15%, 03/01/26 (Call 12/01/25)	300	303,450

Security	Principal (000s)	Value
Discovery Communications LLC
4.90%, 03/11/26 (Call 12/11/25)	$75	$80,038
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	100	95,325
3.88%, 01/15/26 (Call 10/15/25)	125	127,826
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)	160	154,778
Walt Disney Co. (The)
1.85%, 07/30/26	195	178,745
3.00%, 02/13/26[a]	35	35,274

		1,130,422
OIL & GAS — 4.37%
Anadarko Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)[a]	200	224,316
BP Capital Markets PLC
3.12%, 05/04/26 (Call 02/04/26)	155	155,477
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	250	250,432
ConocoPhillips Co.
4.95%, 03/15/26 (Call 12/15/25)	160	180,226
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)[a]	25	26,511
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)[a]	205	208,522
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)[a]	150	161,114
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	200	205,284
Shell International Finance BV
2.50%, 09/12/26	75	72,582
2.88%, 05/10/26	155	154,172
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	80	79,252

		1,717,888
PACKAGING & CONTAINERS — 0.12%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	50	48,714

		48,714
PHARMACEUTICALS — 5.27%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	275	274,395
Express Scripts Holding Co.
4.50%, 02/25/26 (Call 11/27/25)[a]	190	203,144
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)[a]	215	211,696
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)[a]	235	240,118
Pfizer Inc.
3.00%, 12/15/26	355	359,693
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (Call 06/23/26)	380	374,870
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26[a]	425	406,207

		2,070,123

329

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
PIPELINES — 4.10%
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	$55	$62,188
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	165	164,797
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)	75	79,360
Energy Transfer LP
4.75%, 01/15/26 (Call 10/15/25)	155	162,197
EnLink Midstream Partners LP
4.85%, 07/15/26 (Call 04/15/26)	25	26,311
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	120	123,228
Magellan Midstream Partners LP
5.00%, 03/01/26 (Call 12/01/25)[a]	75	83,508
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	75	73,822
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)[a]	150	153,661
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (Call 12/31/25)	155	174,583
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)[a]	115	114,194
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)[a]	75	73,899
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)[a]	40	44,873
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)	110	142,331
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	75	77,616
Western Gas Partners LP
4.65%, 07/01/26 (Call 04/01/26)	50	52,434

		1,609,002
REAL ESTATE — 0.14%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	50	53,973

		53,973
REAL ESTATE INVESTMENT TRUSTS — 5.35%
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)[a]	80	78,966
AvalonBay Communities Inc.
2.95%, 05/11/26 (Call 02/11/26)	50	49,165
Boston Properties LP
3.65%, 02/01/26 (Call 11/03/25)	155	158,663
Brixmor Operating Partnership LP
4.13%, 06/15/26 (Call 03/15/26)	125	124,820
Care Capital Properties LP
5.13%, 08/15/26 (Call 05/15/26)	25	25,481
CBL & Associates LP
5.95%, 12/15/26 (Call 09/15/26)	50	50,110
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	125	126,384
4.45%, 02/15/26 (Call 11/15/25)	110	117,111
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	80	76,578

Security	Principal (000s)	Value
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	$50	$51,669
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	50	48,561
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	40	39,227
Hospitality Properties Trust
5.25%, 02/15/26 (Call 08/15/25)	55	58,733
Host Hotels & Resorts LP Series F
4.50%, 02/01/26 (Call 11/01/25)[a]	50	52,621
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)[a]	50	46,683
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	25	24,417
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	50	47,959
Omega Healthcare Investors Inc.
5.25%, 01/15/26 (Call 10/15/25)	50	53,197
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	75	77,885
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	50	50,153
3.30%, 01/15/26 (Call 10/15/25)	145	146,246
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	80	76,435
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	105	102,171
4.13%, 01/15/26 (Call 10/15/25)	75	78,060
VEREIT Operating Partnership LP
4.88%, 06/01/26 (Call 03/01/26)	140	149,016
Welltower Inc.
4.25%, 04/01/26 (Call 01/01/26)	130	138,046
WP Carey Inc.
4.25%, 10/01/26 (Call 07/01/26)	50	50,737

		2,099,094
RETAIL — 3.77%
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	50	48,419
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	240	233,738
Home Depot Inc. (The)
3.00%, 04/01/26 (Call 01/01/26)	340	343,410
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	215	206,858
McDonald’s Corp.
3.70%, 01/30/26 (Call 10/30/25)	200	209,002
Target Corp.
2.50%, 04/15/26[a]	135	129,766
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	85	79,487
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	230	230,308

		1,480,988
SEMICONDUCTORS — 1.10%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	125	127,273

330

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	$210	$204,905
NVIDIA Corp.
3.20%, 09/16/26 (Call 06/16/26)	100	99,888

		432,066
SOFTWARE — 2.10%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	105	106,240
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	100	98,200
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	365	352,677
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	275	268,579

		825,696
TELECOMMUNICATIONS — 2.27%
AT&T Inc.
4.13%, 02/17/26 (Call 11/17/25)	365	374,413
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	250	241,235
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	25	24,173
Verizon Communications Inc.
2.63%, 08/15/26	270	249,758

		889,579
TRANSPORTATION — 1.76%
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	155	149,476
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)[a]	110	111,879
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	190	188,258
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)[a]	170	168,694
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)[a]	75	72,897

		691,204

TOTAL CORPORATE BONDS & NOTES
(Cost: $38,341,155)		38,616,167

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 12.67%

MONEY MARKET FUNDS — 12.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	4,676	$4,676,916
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	298	297,519

		4,974,435

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,974,633)		4,974,435

TOTAL INVESTMENTS IN SECURITIES — 111.00%
(Cost: $43,315,788)[f]		43,590,602
Other Assets, Less Liabilities — (11.00)%		(4,320,141)

NET ASSETS — 100.00%		$39,270,461

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $43,316,725. Net unrealized appreciation was $273,877, of which $390,305 represented gross unrealized appreciation on securities and $116,428 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$38,616,167	$—	$38,616,167
Money market funds	4,974,435	—	—	4,974,435

Total	$4,974,435	$38,616,167	$—	$43,590,602

331

Schedule of Investments  (Unaudited)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 73.34%

ADVERTISING — 0.10%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$100	$100,157

		100,157
AEROSPACE & DEFENSE — 0.17%
General Dynamics Corp.
1.00%, 11/15/17	175	174,851

		174,851
AGRICULTURE — 0.51%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	105	107,474
Philip Morris International Inc.
1.13%, 08/21/17	375	374,962
Reynolds American Inc.
2.30%, 08/21/17	50	50,017

		532,453
AUTO MANUFACTURERS — 4.31%
American Honda Finance Corp.
1.50%, 03/13/18	500	500,170
1.55%, 12/11/17	325	325,127
Ford Motor Credit Co. LLC
1.72%, 12/06/17	200	200,028
2.15%, 01/09/18	300	300,537
2.38%, 01/16/18	950	952,479
6.63%, 08/15/17	250	250,413
General Motors Financial Co. Inc.
4.75%, 08/15/17	600	600,600
PACCAR Financial Corp.
1.45%, 03/09/18	350	350,150
Toyota Motor Credit Corp.
1.38%, 01/10/18	550	549,890
1.45%, 01/12/18	500	500,100

		4,529,494
BANKS — 28.47%
Australia & New Zealand Banking Group Ltd./New York NY
1.50%, 01/16/18	250	250,080
Bank of America Corp.
1.70%, 08/25/17	600	600,096
2.00%, 01/11/18	950	951,795
5.75%, 12/01/17	650	658,768
6.00%, 09/01/17	475	476,653
Bank of America N.A.
1.65%, 03/26/18	250	250,260
Bank of Montreal
1.40%, 09/11/17	271	271,003
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	375	374,805

Security	Principal (000s)	Value
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)[a]	$375	$374,914
Barclays PLC
2.00%, 03/16/18	500	500,540
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	75	74,992
BNP Paribas SA
2.38%, 09/14/17	325	325,344
BPCE SA
1.63%, 01/26/18	250	250,068
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	250	249,938
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	250	250,055
Capital One Financial Corp.
6.75%, 09/15/17	150	150,906
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	250,000
1.65%, 02/05/18 (Call 01/05/18)	750	749,857
Citigroup Inc.
1.55%, 08/14/17	850	850,017
1.80%, 02/05/18	500	500,415
1.85%, 11/24/17	275	275,236
6.00%, 08/15/17	100	100,146
6.13%, 11/21/17	825	836,170
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18	250	250,255
1.90%, 09/18/17	500	500,305
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	250	250,020
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	250	250,385
Credit Suisse AG/New York NY
1.75%, 01/29/18	500	500,410
6.00%, 02/15/18	465	475,276
Deutsche Bank AG/London
1.88%, 02/13/18	775	775,256
6.00%, 09/01/17	400	401,284
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18 (Call 01/28/18)	200	199,948
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	1,050	1,053,759
5.95%, 01/18/18	500	509,705
6.25%, 09/01/17	550	552,013
HSBC USA Inc.
1.50%, 11/13/17	300	299,952
1.63%, 01/16/18	300	300,060
1.70%, 03/05/18	450	450,382
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	250	250,110
Intesa Sanpaolo SpA
3.88%, 01/16/18	450	453,847
Itau CorpBanca
3.13%, 01/15/18	200	201,144
JPMorgan Chase & Co. Series H
1.70%, 03/01/18 (Call 02/01/18)	575	575,310
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	750	755,392
KeyBank N.A./Cleveland OH
1.65%, 02/01/18[a]	250	250,128

332

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Manufacturers & Traders Trust Co.
6.63%, 12/04/17	$250	$254,065
Morgan Stanley
1.88%, 01/05/18	300	300,306
5.95%, 12/28/17	800	813,664
6.25%, 08/28/17	250	250,820
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	249,980
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[b]	250	249,978
6.00%, 12/07/17[b]	250	253,632
Royal Bank of Canada
1.40%, 10/13/17[a]	275	275,014
1.50%, 01/16/18	375	375,045
Societe Generale SA
2.75%, 10/12/17	250	250,598
State Street Corp.
4.96%, 03/15/18	150	152,868
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	250	249,918
1.75%, 01/16/18	250	250,183
SunTrust Banks Inc.
6.00%, 09/11/17	150	150,717
Svenska Handelsbanken AB
1.63%, 03/21/18	500	500,230
Toronto-Dominion Bank (The)
1.63%, 03/13/18	425	425,455
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	250	249,900
1.38%, 09/11/17 (Call 08/11/17)	250	249,988
1.45%, 01/29/18 (Call 12/29/17)	250	250,050
UBS AG/Stamford CT
1.38%, 08/14/17	500	499,990
1.80%, 03/26/18	500	500,755
5.88%, 12/20/17[a]	500	508,235
Wachovia Corp.
5.75%, 02/01/18	800	816,560
Wells Fargo & Co.
1.50%, 01/16/18	850	850,263
5.63%, 12/11/17	900	913,311
Wells Fargo Bank N.A.
6.00%, 11/15/17	250	253,158
Westpac Banking Corp.
1.50%, 12/01/17[a]	475	475,100
1.60%, 01/12/18	500	500,440

		29,897,222
BEVERAGES — 1.51%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	325	330,853
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	425	424,511
Coca-Cola Co. (The)
1.65%, 03/14/18	425	425,740
Diageo Capital PLC
5.75%, 10/23/17	250	252,388
PepsiCo Inc.
1.25%, 08/13/17	150	149,994

		1,583,486
BIOTECHNOLOGY — 0.29%
Biogen Inc.
6.88%, 03/01/18	150	154,463

Security	Principal (000s)	Value
Celgene Corp.
1.90%, 08/15/17	$150	$150,021

		304,484
CHEMICALS — 0.31%
Air Products & Chemicals Inc.
1.20%, 10/15/17	100	99,950
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	100	99,997
Sherwin-Williams Co. (The)
1.35%, 12/15/17	125	124,915

		324,862
COMMERCIAL SERVICES — 0.38%
Ecolab Inc.
1.45%, 12/08/17	125	124,973
1.55%, 01/12/18	150	149,946
Western Union Co. (The)
2.88%, 12/10/17	125	125,432

		400,351
COMPUTERS — 2.03%
Apple Inc.
1.30%, 02/23/18	250	249,958
International Business Machines Corp.
1.13%, 02/06/18	100	99,873
5.70%, 09/14/17[a]	1,550	1,557,688
NetApp Inc.
2.00%, 12/15/17	225	225,218

		2,132,737
COSMETICS & PERSONAL CARE — 0.09%
Unilever Capital Corp.
0.85%, 08/02/17	100	100,000

		100,000
DIVERSIFIED FINANCIAL SERVICES — 5.44%
American Express Co.
6.15%, 08/28/17	550	551,776
7.00%, 03/19/18	1,175	1,214,374
American Express Credit Corp.
1.55%, 09/22/17[a]	150	150,017
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	1,050	1,058,410
7.25%, 02/01/18	1,000	1,027,440
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	400	400,084
International Lease Finance Corp.
8.88%, 09/01/17	185	186,003
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	200	203,876
NYSE Holdings LLC
2.00%, 10/05/17	150	150,131

333

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Synchrony Financial
1.88%, 08/15/17	$100	$100,007
Visa Inc.
1.20%, 12/14/17	675	674,926

		5,717,044
ELECTRIC — 2.17%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	125	125,038
Commonwealth Edison Co.
5.80%, 03/15/18	250	256,432
Dominion Energy Inc. Series A
1.40%, 09/15/17	75	74,983
Duke Energy Corp.
1.63%, 08/15/17	200	200,002
Edison International
3.75%, 09/15/17	50	50,136
Exelon Generation Co. LLC
6.20%, 10/01/17	100	100,701
Kansas City Power & Light Co.
6.38%, 03/01/18	375	384,712
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	150	150,762
Pacific Gas & Electric Co.
5.63%, 11/30/17	100	101,311
PECO Energy Co.
5.35%, 03/01/18	250	255,468
Southern Co. (The)
1.30%, 08/15/17	350	349,947
Virginia Electric & Power Co.
5.95%, 09/15/17	224	225,089

		2,274,581
ELECTRONICS — 0.28%
Amphenol Corp.
1.55%, 09/15/17	100	100,003
Tech Data Corp.
3.75%, 09/21/17	50	50,101
Tyco Electronics Group SA
6.55%, 10/01/17	146	147,140

		297,244
ENVIRONMENTAL CONTROL — 0.12%
Waste Management Inc.
6.10%, 03/15/18	125	128,404

		128,404
FOOD — 0.60%
General Mills Inc.
1.40%, 10/20/17	250	249,942
JM Smucker Co. (The)
1.75%, 03/15/18	125	125,066
Kroger Co. (The)
6.40%, 08/15/17	100	100,157
Sysco Corp.
5.25%, 02/12/18	150	152,804

		627,969

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 0.62%
Covidien International Finance SA
6.00%, 10/15/17	$150	$151,323
CR Bard Inc.
1.38%, 01/15/18	100	99,793
Medtronic Inc.
1.50%, 03/15/18	400	400,032

		651,148
HEALTH CARE — SERVICES — 1.37%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	175	174,974
Anthem Inc.
1.88%, 01/15/18	130	130,027
Laboratory Corp. of America Holdings
2.20%, 08/23/17	125	125,043
UnitedHealth Group Inc.
1.40%, 10/15/17	250	249,943
1.40%, 12/15/17	475	474,900
6.00%, 02/15/18	275	281,476

		1,436,363
HOUSEHOLD PRODUCTS & WARES — 0.21%
Clorox Co. (The)
5.95%, 10/15/17	125	126,081
Kimberly-Clark Corp.
6.13%, 08/01/17	100	100,000

		226,081
HOUSEWARES — 0.09%
Newell Brands Inc.
2.05%, 12/01/17	100	100,130

		100,130
INSURANCE — 1.70%
American International Group Inc.
5.85%, 01/16/18	300	305,712
Assurant Inc.
2.50%, 03/15/18	100	100,400
Berkshire Hathaway Finance Corp.
1.45%, 03/07/18	250	250,135
Berkshire Hathaway Inc.
1.55%, 02/09/18[a]	325	325,286
MetLife Inc.
1.76%, 12/15/17	325	325,247
Prudential Financial Inc. Series D
6.00%, 12/01/17	300	304,185
Voya Financial Inc.
2.90%, 02/15/18	175	176,080

		1,787,045

334

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
INTERNET — 0.76%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	$200	$199,916
Amazon.com Inc.
1.20%, 11/29/17	150	149,925
Baidu Inc.
2.25%, 11/28/17	200	200,220
eBay Inc.
2.50%, 03/09/18	250	251,298

		801,359
LEISURE TIME — 0.11%
Carnival Corp.
1.88%, 12/15/17	120	120,097

		120,097
LODGING — 0.19%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	200	200,692

		200,692
MACHINERY — 1.59%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	200	199,992
1.50%, 02/23/18	250	249,863
Series G
1.25%, 11/06/17	275	274,840
John Deere Capital Corp.
1.20%, 10/10/17	250	249,912
1.35%, 01/16/18	100	99,958
1.55%, 12/15/17	300	300,162
2.80%, 09/18/17	150	150,279
Roper Technologies Inc.
1.85%, 11/15/17	150	150,060

		1,675,066
MANUFACTURING — 1.85%
Eaton Corp.
1.50%, 11/02/17	225	224,975
General Electric Co.
5.25%, 12/06/17[a]	750	759,930
5.63%, 09/15/17	950	954,712

		1,939,617
MEDIA — 1.18%
Comcast Corp.
5.88%, 02/15/18	405	414,481
6.30%, 11/15/17	250	253,477
Thomson Reuters Corp.
1.65%, 09/29/17	124	124,041
Walt Disney Co. (The)
1.10%, 12/01/17	450	449,622

		1,241,621
METAL FABRICATE & HARDWARE — 0.38%
Precision Castparts Corp.
1.25%, 01/15/18	400	399,652

		399,652

Security	Principal (000s)	Value
MINING — 0.10%
Goldcorp Inc.
2.13%, 03/15/18	$100	$100,134

		100,134
OFFICE & BUSINESS EQUIPMENT — 0.10%
Pitney Bowes Inc.
5.75%, 09/15/17	100	100,403

		100,403
OIL & GAS — 4.73%
BP Capital Markets PLC
1.38%, 11/06/17	300	299,934
1.67%, 02/13/18	350	350,305
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150	149,895
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	300	299,763
1.35%, 11/15/17	650	650,013
1.37%, 03/02/18	550	549,851
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	225	224,611
Exxon Mobil Corp.
1.31%, 03/06/18	600	599,670
1.44%, 03/01/18	125	125,075
Marathon Oil Corp.
5.90%, 03/15/18	100	102,541
6.00%, 10/01/17	400	402,488
Nabors Industries Inc.
6.15%, 02/15/18	157	159,934
Shell International Finance BV
1.13%, 08/21/17	200	199,978
1.25%, 11/10/17	250	249,915
Total Capital Canada Ltd.
1.45%, 01/15/18	600	599,994

		4,963,967
OIL & GAS SERVICES — 0.05%
TechnipFMC PLC
2.00%, 10/01/17[c]	49	48,737

		48,737
PHARMACEUTICALS — 2.56%
Allergan Funding SCS
2.35%, 03/12/18	950	953,211
AstraZeneca PLC
5.90%, 09/15/17	425	427,091
Bristol-Myers Squibb Co.
0.88%, 08/01/17	100	100,000
Johnson & Johnson
1.13%, 11/21/17[a]	100	99,949
5.55%, 08/15/17	150	150,207

335

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
McKesson Corp.
1.40%, 03/15/18	$125	$124,881
Medco Health Solutions Inc.
7.13%, 03/15/18	150	154,969
Merck & Co. Inc.
1.10%, 01/31/18	300	299,598
Zoetis Inc.
1.88%, 02/01/18	375	374,944

		2,684,850
PIPELINES — 1.39%
Buckeye Partners LP
6.05%, 01/15/18	150	152,782
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	125	125,676
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	325	331,916
Kinder Morgan Inc./DE
2.00%, 12/01/17	275	275,214
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	150	150,011
TransCanada PipeLines Ltd.
1.63%, 11/09/17	275	275,066
1.88%, 01/12/18	150	150,194

		1,460,859
REAL ESTATE INVESTMENT TRUSTS — 0.82%
Hospitality Properties Trust
6.70%, 01/15/18 (Call 08/31/17)	100	100,369
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	75	75,446
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	200	200,708
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	230	230,304
Welltower Inc.
2.25%, 03/15/18	250	250,777

		857,604
RETAIL — 1.38%
McDonald’s Corp.
5.35%, 03/01/18	525	536,697
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	50	50,113
Target Corp.
6.00%, 01/15/18	300	306,093
Wal-Mart Stores Inc.
5.80%, 02/15/18	300	307,002
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	250	250,298

		1,450,203
SEMICONDUCTORS — 0.86%
Intel Corp.
1.35%, 12/15/17	900	900,063

		900,063

Security	Principal or Shares (000s)	Value
SOFTWARE — 0.83%
Microsoft Corp.
0.88%, 11/15/17	$100	$99,919
Oracle Corp.
1.20%, 10/15/17	775	774,744

		874,663
TELECOMMUNICATIONS — 3.07%
AT&T Inc.
1.40%, 12/01/17	675	674,689
1.75%, 01/15/18	525	525,389
5.50%, 02/01/18	900	917,217
British Telecommunications PLC
5.95%, 01/15/18	200	203,856
Cisco Systems Inc.
1.40%, 02/28/18	275	275,061
Vodafone Group PLC
1.50%, 02/19/18	625	624,481

		3,220,693
TRANSPORTATION — 0.48%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	150	153,800
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	100	100,397
United Parcel Service Inc.
1.13%, 10/01/17	250	249,922

		504,119
WATER — 0.14%
American Water Capital Corp.
6.09%, 10/15/17	150	151,314

		151,314

TOTAL CORPORATE BONDS & NOTES (Cost: $76,993,250)		77,021,819

INVESTMENT COMPANIES — 4.52%
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF[b]	193	4,742,777

TOTAL INVESTMENT COMPANIES (Cost: $4,704,044)		4,742,777

SHORT-TERM INVESTMENTS — 22.69%

MONEY MARKET FUNDS — 22.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	1,333	1,333,485

336

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

July 31, 2017

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	22,495	$22,495,051

		23,828,536

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,828,136)		23,828,536

TOTAL INVESTMENTS IN SECURITIES — 100.55% (Cost: $105,525,430)[g]		105,593,132
Other Assets, Less Liabilities — (0.55)%		(575,417)

NET ASSETS — 100.00%		$105,017,715

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $105,525,430. Net unrealized appreciation was $67,702, of which $83,602 represented gross unrealized appreciation on securities and $15,900 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares or Principal held at beginning of period (000s)	Shares or Principal purchased (000s)	Shares or Principal sold (000s)	Shares or Principal held at end of period (000s)	Value at end of period	Dividend or Interest income	Net realized gain (loss)
iShares iBonds Mar 2018 Term
Corporate ex- Financials ETF	204	—	(11)	193	$4,742,777	$48,354	$5,688
PNC Bank N.A.
1.50%, 02/23/18	$250	$3	$(3)	$250	249,978	3,226	6
6.00%, 12/07/17	250	3	(3)	250	253,632	3,155	—

					$5,246,387	$54,735	$5,694

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$77,021,819	$—	$77,021,819
Investment companies	4,742,777	—	—	4,742,777
Money market funds	23,828,536	—	—	23,828,536

Total	$28,571,313	$77,021,819	$—	$105,593,132

337

Schedule of Investments  (Unaudited)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 80.14%

AEROSPACE & DEFENSE — 0.64%
General Dynamics Corp.
1.00%, 11/15/17	$600	$599,490

		599,490
AGRICULTURE — 1.78%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	500	511,780
Philip Morris International Inc.
1.13%, 08/21/17	500	499,950
1.25%, 08/11/17	600	599,988
1.25%, 11/09/17[a]	52	51,979

		1,663,697
AUTO MANUFACTURERS — 6.71%
American Honda Finance Corp.
1.50%, 03/13/18	1,000	1,000,340
1.55%, 12/11/17	500	500,195
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	499,975
1.72%, 12/06/17	250	250,035
2.38%, 01/16/18	400	401,044
General Motors Financial Co. Inc.
3.00%, 09/25/17	250	250,510
4.75%, 08/15/17	400	400,400
PACCAR Financial Corp.
1.40%, 11/17/17	652	651,948
1.45%, 03/09/18	250	250,107
Toyota Motor Credit Corp.
1.25%, 10/05/17	800	799,848
1.38%, 01/10/18	501	500,900
1.45%, 01/12/18[a]	775	775,155

		6,280,457
BEVERAGES — 4.03%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	550	549,368
Coca-Cola Co. (The)
1.65%, 03/14/18	1,500	1,502,610
Diageo Capital PLC
5.75%, 10/23/17	915	923,738
PepsiCo Inc.
1.25%, 08/13/17	800	799,968

		3,775,684
BIOTECHNOLOGY — 0.33%
Biogen Inc.
6.88%, 03/01/18	200	205,950
Celgene Corp.
1.90%, 08/15/17	100	100,014

		305,964

Security	Principal (000s)	Value
CHEMICALS — 1.24%
Air Products & Chemicals Inc.
1.20%, 10/15/17	$325	$324,837
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	125	125,574
Praxair Inc.
1.05%, 11/07/17	200	199,804
Rohm & Haas Co.
6.00%, 09/15/17	109	109,556
Sherwin-Williams Co. (The)
1.35%, 12/15/17	400	399,728

		1,159,499
COMMERCIAL SERVICES — 0.27%
Ecolab Inc.
1.45%, 12/08/17	100	99,978
Western Union Co. (The)
2.88%, 12/10/17	150	150,519

		250,497
COMPUTERS — 3.59%
Apple Inc.
1.30%, 02/23/18	550	549,906
International Business Machines Corp.
1.25%, 02/08/18	1,000	999,200
5.70%, 09/14/17	1,700	1,708,432
NetApp Inc.
2.00%, 12/15/17	100	100,097

		3,357,635
COSMETICS & PERSONAL CARE — 0.61%
Unilever Capital Corp.
0.85%, 08/02/17	574	574,000

		574,000
DIVERSIFIED FINANCIAL SERVICES — 2.68%
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	650	662,597
Visa Inc.
1.20%, 12/14/17	1,850	1,849,796

		2,512,393
ELECTRIC — 5.66%
Alabama Power Co.
5.50%, 10/15/17[a]	100	100,758
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	350	350,105
Commonwealth Edison Co.
5.80%, 03/15/18	350	359,005
6.15%, 09/15/17	175	175,957
Dominion Energy Inc. Series A
1.40%, 09/15/17	200	199,954

338

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal (000s)	Value
Duke Energy Carolinas LLC
5.25%, 01/15/18	$154	$156,553
Duke Energy Corp.
1.63%, 08/15/17	400	400,004
Exelon Generation Co. LLC
6.20%, 10/01/17	700	704,907
MidAmerican Energy Co.
5.30%, 03/15/18	550	562,639
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	250	250,070
Northern States Power Co./MN
5.25%, 03/01/18	400	408,864
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	250	251,270
Pacific Gas & Electric Co.
5.63%, 11/30/17	250	253,278
PECO Energy Co.
5.35%, 03/01/18	550	562,028
Pennsylvania Electric Co.
6.05%, 09/01/17	86	86,273
Southern Co. (The)
1.30%, 08/15/17	200	199,970
Southern Power Co.
1.85%, 12/01/17	175	175,151
Virginia Electric & Power Co.
1.20%, 01/15/18 (Call 12/15/17)	100	99,807

		5,296,593
ELECTRONICS — 0.21%
Arrow Electronics Inc.
3.00%, 03/01/18	200	201,214

		201,214
ENVIRONMENTAL CONTROL — 0.27%
Waste Management Inc.
6.10%, 03/15/18	250	256,808

		256,808
FOOD — 0.63%
Kroger Co. (The)
6.40%, 08/15/17	86	86,135
Mondelez International Inc.
6.50%, 08/11/17	200	200,212
Sysco Corp.
5.25%, 02/12/18	300	305,607

		591,954
HEALTH CARE — PRODUCTS — 2.33%
Covidien International Finance SA
6.00%, 10/15/17	380	383,352
CR Bard Inc.
1.38%, 01/15/18	100	99,793
Medtronic Inc.
1.50%, 03/15/18	1,700	1,700,136

		2,183,281

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 0.27%
Laboratory Corp. of America Holdings
2.20%, 08/23/17	$250	$250,085

		250,085
HOUSEHOLD PRODUCTS & WARES — 0.64%
Kimberly-Clark Corp.
6.13%, 08/01/17	600	600,000

		600,000
HOUSEWARES — 0.08%
Newell Brands Inc.
2.05%, 12/01/17	75	75,098

		75,098
INTERNET — 1.74%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	925	924,612
Amazon.com Inc.
1.20%, 11/29/17	200	199,900
Baidu Inc.
2.25%, 11/28/17	500	500,550

		1,625,062
IRON & STEEL — 0.13%
Nucor Corp.
5.75%, 12/01/17	125	126,615

		126,615
LEISURE TIME — 0.31%
Carnival Corp.
1.88%, 12/15/17	287	287,232

		287,232
MACHINERY — 4.15%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	100	99,996
1.30%, 03/01/18	450	449,172
1.50%, 02/23/18[a]	200	199,890
Series G
1.25%, 11/06/17	775	774,551
John Deere Capital Corp.
1.20%, 10/10/17	300	299,895
1.30%, 03/12/18	950	949,211
1.35%, 01/16/18	510	509,786
1.55%, 12/15/17	250	250,135
2.80%, 09/18/17	200	200,372
Roper Technologies Inc.
1.85%, 11/15/17	150	150,060

		3,883,068

339

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal (000s)	Value
MANUFACTURING — 2.86%
Dover Corp.
5.45%, 03/15/18	$200	$204,606
Eaton Corp.
1.50%, 11/02/17	300	299,967
General Electric Co.
5.25%, 12/06/17	1,950	1,975,818
5.63%, 09/15/17	50	50,248
Pentair Finance SA
1.88%, 09/15/17	150	150,004

		2,680,643
MEDIA — 4.21%
Comcast Corp.
5.88%, 02/15/18	900	921,069
6.30%, 11/15/17	1,250	1,267,387
Walt Disney Co. (The)
1.10%, 12/01/17	1,750	1,748,530

		3,936,986
METAL FABRICATE & HARDWARE — 1.17%
Precision Castparts Corp.
1.25%, 01/15/18[a]	1,100	1,099,043

		1,099,043
MINING — 0.13%
Goldcorp Inc.
2.13%, 03/15/18	125	125,168

		125,168
OFFICE & BUSINESS EQUIPMENT — 0.02%
Pitney Bowes Inc.
5.75%, 09/15/17	16	16,064

		16,064
OIL & GAS — 10.57%
BP Capital Markets PLC
1.38%, 11/06/17	850	849,813
1.67%, 02/13/18	1,075	1,075,935
Canadian Natural Resources Ltd.
1.75%, 01/15/18	100	99,930
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	700	699,447
1.34%, 11/09/17	525	525,000
1.35%, 11/15/17	400	400,008
1.37%, 03/02/18	950	949,744
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	200	199,654
EOG Resources Inc.
5.88%, 09/15/17	100	100,477
Exxon Mobil Corp.
1.31%, 03/06/18	1,250	1,249,312
1.44%, 03/01/18	600	600,360
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	500	500,045
Shell International Finance BV
1.13%, 08/21/17	600	599,934
1.25%, 11/10/17	700	699,762

Security	Principal (000s)	Value
Total Capital Canada Ltd.
1.45%, 01/15/18	$1,100	$1,099,989
XTO Energy Inc.
6.25%, 08/01/17	250	250,000

		9,899,410
OIL & GAS SERVICES — 0.13%
National Oilwell Varco Inc.
1.35%, 12/01/17	125	124,860

		124,860
PHARMACEUTICALS — 6.06%
Allergan Funding SCS
2.35%, 03/12/18	450	451,521
Allergan Inc./U.S.
1.35%, 03/15/18	100	99,733
AstraZeneca PLC
5.90%, 09/15/17	1,100	1,105,412
Bristol-Myers Squibb Co.
0.88%, 08/01/17	500	500,000
Eli Lilly & Co.
1.25%, 03/01/18	350	349,660
Johnson & Johnson
1.13%, 11/21/17[a]	52	51,973
5.55%, 08/15/17	1,450	1,452,001
McKesson Corp.
1.40%, 03/15/18	175	174,834
Medco Health Solutions Inc.
7.13%, 03/15/18	250	258,283
Merck & Co. Inc.
1.10%, 01/31/18[a]	700	699,062
Pfizer Inc.
4.65%, 03/01/18	225	229,095
Zoetis Inc.
1.88%, 02/01/18	300	299,955

		5,671,529
PIPELINES — 2.04%
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	200	201,082
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	450	459,576
TransCanada PipeLines Ltd.
1.63%, 11/09/17	700	700,168
1.88%, 01/12/18	550	550,710

		1,911,536
RETAIL — 3.11%
McDonald’s Corp.
5.35%, 03/01/18	200	204,456
5.80%, 10/15/17	150	151,270
Target Corp.
6.00%, 01/15/18	1,000	1,020,310
Wal-Mart Stores Inc.
5.80%, 02/15/18[a]	1,350	1,381,509

340

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	$150	$150,179

		2,907,724
SEMICONDUCTORS — 2.19%
Intel Corp.
1.35%, 12/15/17	2,050	2,050,144

		2,050,144
SOFTWARE — 2.94%
Microsoft Corp.
0.88%, 11/15/17	500	499,595
Oracle Corp.
1.20%, 10/15/17	2,250	2,249,257

		2,748,852
TELECOMMUNICATIONS — 3.46%
America Movil SAB de CV
5.63%, 11/15/17	600	606,744
AT&T Inc.
1.40%, 12/01/17	200	199,908
1.75%, 01/15/18	100	100,074
5.50%, 02/01/18	200	203,826
British Telecommunications PLC
5.95%, 01/15/18	200	203,856
Cisco Systems Inc.
1.40%, 02/28/18	1,250	1,250,275
Vodafone Group PLC
1.25%, 09/26/17	125	125,021
1.50%, 02/19/18	550	549,544

		3,239,248
TRANSPORTATION — 2.84%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	750	768,997
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	200	200,794
United Parcel Service Inc.
1.13%, 10/01/17	1,300	1,299,597
5.50%, 01/15/18	379	385,849

		2,655,237
WATER — 0.11%
American Water Capital Corp.
6.09%, 10/15/17	100	100,876

		100,876

TOTAL CORPORATE BONDS & NOTES
(Cost: $75,058,774)		75,023,646

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 22.51%

MONEY MARKET FUNDS — 22.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[b,c,d]	781	$781,308
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[b,c]	20,291	20,290,804

		21,072,112

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,071,877)		21,072,112

TOTAL INVESTMENTS IN SECURITIES — 102.65%
(Cost: $96,130,651)[e]		96,095,758
Other Assets, Less Liabilities — (2.65)%		(2,483,673)

NET ASSETS — 100.00%		$93,612,085

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $96,131,371. Net unrealized depreciation was $35,613, of which $8,689 represented gross unrealized appreciation on securities and $44,302 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$75,023,646	$—	$75,023,646
Money market funds	21,072,112	—	—	21,072,112

Total	$21,072,112	$75,023,646	$—	$96,095,758

341

Schedule of Investments  (Unaudited)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 94.92%

AEROSPACE & DEFENSE — 0.89%
Boeing Capital Corp.
4.70%, 10/27/19	$175	$186,482
Boeing Co. (The)
4.88%, 02/15/20	123	132,378
L3 Technologies Inc.
5.20%, 10/15/19	256	273,382
Lockheed Martin Corp.
4.25%, 11/15/19	200	210,618

		802,860
AGRICULTURE — 1.18%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	275	280,035
9.25%, 08/06/19	220	251,918
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	120	133,814
Philip Morris International Inc.
4.50%, 03/26/20	200	213,862
Reynolds American Inc.
8.13%, 06/23/19	170	189,283

		1,068,912
AUTO MANUFACTURERS — 3.69%
American Honda Finance Corp.
2.25%, 08/15/19	275	277,728
Ford Motor Credit Co. LLC
1.90%, 08/12/19	200	199,132
2.02%, 05/03/19[a]	265	264,966
2.46%, 03/27/20[a]	200	200,882
2.60%, 11/04/19	200	201,826
8.13%, 01/15/20	300	340,911
General Motors Financial Co. Inc.
2.40%, 05/09/19	300	301,242
3.15%, 01/15/20 (Call 12/15/19)	500	510,110
PACCAR Financial Corp.
1.30%, 05/10/19	300	298,152
Toyota Motor Credit Corp.
1.40%, 05/20/19	275	274,139
2.13%, 07/18/19	225	226,998
2.15%, 03/12/20	250	251,827

		3,347,913
BANKS — 33.68%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	250	248,860
2.25%, 06/13/19	250	252,063
Bank of America Corp.
2.65%, 04/01/19	700	708,540
7.63%, 06/01/19	660	726,079
Bank of Montreal
1.50%, 07/18/19	100	99,439
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	250	252,078
2.30%, 09/11/19 (Call 08/11/19)	448	452,646

Security	Principal (000s)	Value
Series G
2.15%, 02/24/20 (Call 01/24/20)	$250	$252,083
Bank of Nova Scotia (The)
2.05%, 06/05/19	250	250,960
Barclays Bank PLC
6.75%, 05/22/19	450	487,723
Barclays PLC
2.75%, 11/08/19	400	405,020
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	325	329,794
6.85%, 04/30/19	200	216,498
BPCE SA
2.25%, 01/27/20	250	250,725
2.50%, 07/15/19	250	252,750
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	250	248,620
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	100	99,482
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	350	352,334
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	500	497,075
2.35%, 01/31/20 (Call 12/31/19)	315	316,345
Citigroup Inc.
2.40%, 02/18/20	606	610,733
2.50%, 07/29/19	500	505,125
2.55%, 04/08/19	675	681,763
8.50%, 05/22/19[a]	217	241,725
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	250,460
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	100	100,079
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	252,063
2.30%, 03/12/20	250	251,750
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	250	247,910
2.25%, 01/14/20	250	251,995
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	252,223
5.30%, 08/13/19	300	319,935
5.40%, 01/14/20	240	257,683
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	500	506,815
Deutsche Bank AG
2.85%, 05/10/19	343	346,848
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	198,622
2.38%, 04/25/19 (Call 03/25/19)	200	202,148
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	715	723,623
5.38%, 03/15/20	800	865,136
HSBC USA Inc.
2.25%, 06/23/19	300	302,016
2.35%, 03/05/20	500	504,785
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)[a]	250	250,583
JPMorgan Chase & Co.
2.20%, 10/22/19	525	528,176

342

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
2.25%, 01/23/20 (Call 12/23/19)	$875	$881,151
4.95%, 03/25/20	537	576,813
6.30%, 04/23/19	425	456,990
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	248,710
2.50%, 12/15/19	250	253,480
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	250,590
Morgan Stanley
2.38%, 07/23/19	125	126,010
2.65%, 01/27/20[a]	715	724,588
5.50%, 01/26/20	200	215,982
5.63%, 09/23/19	800	859,680
7.30%, 05/13/19	500	545,950
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	251,073
National Australia Bank Ltd./New York
2.25%, 01/10/20	250	251,370
PNC Bank N.A.
2.25%, 07/02/19 (Call 06/02/19)[b]	250	251,853
2.40%, 10/18/19 (Call 09/18/19)[b]	500	505,905
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[b]	200	215,398
Royal Bank of Canada
1.63%, 04/15/19	475	473,912
2.13%, 03/02/20	100	100,452
2.15%, 03/06/20	287	288,452
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	200	217,334
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	250	252,308
Santander UK PLC
2.35%, 09/10/19	262	264,169
2.38%, 03/16/20	383	386,282
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	315	311,815
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	500	503,685
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	275	276,666
Svenska Handelsbanken AB
1.50%, 09/06/19	315	312,691
2.25%, 06/17/19	250	252,060
Toronto-Dominion Bank (The)
2.25%, 11/05/19	645	650,728
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	231	233,109
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	750	756,097
UBS AG/Stamford CT
2.35%, 03/26/20	250	252,325
2.38%, 08/14/19	500	504,680
Wells Fargo & Co.
2.13%, 04/22/19	562	565,490
Series N
2.15%, 01/30/20	759	762,772
Wells Fargo Bank N.A.
2.15%, 12/06/19	250	251,630
Westpac Banking Corp.
1.60%, 08/19/19	100	99,352
4.88%, 11/19/19	800	851,592

		30,534,454

Security	Principal (000s)	Value
BEVERAGES — 1.18%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	$581	$629,630
Molson Coors Brewing Co.
2.25%, 03/15/20 (Call 02/15/20)[c]	250	250,680
PepsiCo Inc.
4.50%, 01/15/20	175	186,851

		1,067,161
BIOTECHNOLOGY — 0.81%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	425	428,502
Celgene Corp.
2.25%, 05/15/19	100	100,804
Gilead Sciences Inc.
2.05%, 04/01/19	100	100,601
2.35%, 02/01/20[a]	100	101,388

		731,295
BUILDING MATERIALS — 0.02%
Masco Corp.
7.13%, 03/15/20	13	14,549

		14,549
CHEMICALS — 2.24%
Dow Chemical Co. (The)
8.55%, 05/15/19	480	536,050
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	250	253,275
EI du Pont de Nemours & Co.
4.63%, 01/15/20	218	231,723
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	350	365,624
Methanex Corp.
3.25%, 12/15/19	100	101,265
Monsanto Co.
2.13%, 07/15/19	100	100,348
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	100	105,960
6.50%, 05/15/19	75	80,502
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	100	100,709
Praxair Inc.
4.50%, 08/15/19	150	158,029

		2,033,485
COMPUTERS — 2.59%
Apple Inc.
1.10%, 08/02/19[a]	125	123,971
2.10%, 05/06/19	948	957,461
Dell International LLC/EMC Corp.
3.48%, 06/01/19[c]	758	776,245
International Business Machines Corp.
1.80%, 05/17/19	265	266,010
8.38%, 11/01/19	200	228,942

		2,352,629

343

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.13%
Procter & Gamble Co. (The)
1.90%, 11/01/19[a]	$115	$115,695

		115,695
DIVERSIFIED FINANCIAL SERVICES — 4.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	250	256,915
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)[a]	500	504,110
2.25%, 08/15/19	713	719,945
Ameriprise Financial Inc.
5.30%, 03/15/20	150	162,245
International Lease Finance Corp.
5.88%, 04/01/19	200	212,080
6.25%, 05/15/19	250	267,877
Jefferies Group LLC
8.50%, 07/15/19	155	173,006
Mastercard Inc.
2.00%, 04/01/19	125	125,816
Nasdaq Inc.
5.55%, 01/15/20	150	162,320
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	250	251,020
Nomura Holdings Inc.
6.70%, 03/04/20	300	332,025
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	375	377,846
3.00%, 08/15/19 (Call 07/15/19)	100	101,545
TD Ameritrade Holding Corp.
5.60%, 12/01/19	100	108,073

		3,754,823
ELECTRIC — 2.98%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	200	202,012
CMS Energy Corp.
8.75%, 06/15/19	250	279,982
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	250	252,255
5.20%, 08/15/19	140	148,686
Series B
1.60%, 08/15/19	165	163,961
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	100	100,645
Duke Energy Corp.
5.05%, 09/15/19	300	319,359
Eversource Energy
4.50%, 11/15/19	50	52,686
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	125	127,671
5.20%, 10/01/19	100	106,491
Kansas City Power & Light Co.
7.15%, 04/01/19	100	108,695
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	75	75,592
2.70%, 09/15/19 (Call 08/15/19)	100	101,363

Security	Principal (000s)	Value
Portland General Electric Co.
6.10%, 04/15/19	$25	$26,724
Public Service Co. of Colorado
5.13%, 06/01/19	100	105,808
Public Service Electric & Gas Co.
Series I
1.80%, 06/01/19 (Call 05/01/19)	100	99,947
Southern Co. (The)
1.85%, 07/01/19	55	54,908
2.15%, 09/01/19 (Call 08/01/19)	375	376,290

		2,703,075
ELECTRICAL COMPONENTS & EQUIPMENT — 0.18%
Emerson Electric Co.
4.88%, 10/15/19	150	159,793

		159,793
ELECTRONICS — 0.35%
Honeywell International Inc.
1.40%, 10/30/19	317	315,196

		315,196
ENVIRONMENTAL CONTROL — 0.33%
Republic Services Inc.
5.00%, 03/01/20[a]	275	295,034

		295,034
FOOD — 1.50%
General Mills Inc.
2.20%, 10/21/19	250	251,810
JM Smucker Co. (The)
2.50%, 03/15/20	150	151,729
Kellogg Co.
4.15%, 11/15/19	100	104,890
Kraft Heinz Foods Co.
5.38%, 02/10/20	225	242,854
Kroger Co. (The)
1.50%, 09/30/19	100	98,873
6.15%, 01/15/20	100	109,519
Sysco Corp.
1.90%, 04/01/19	200	200,434
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	200	202,768

		1,362,877
GAS — 0.47%
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	150	151,470
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	275	277,445

		428,915

344

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
HAND & MACHINE TOOLS — 0.14%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	$125	$125,966

		125,966
HEALTH CARE — PRODUCTS — 2.49%
Abbott Laboratories
2.00%, 03/15/20	445	445,245
2.35%, 11/22/19	250	252,595
5.13%, 04/01/19	100	105,367
Becton Dickinson and Co.
2.68%, 12/15/19	250	253,712
Boston Scientific Corp.
6.00%, 01/15/20	200	218,186
Life Technologies Corp.
6.00%, 03/01/20	150	163,487
Medtronic Inc.
2.50%, 03/15/20	699	710,953
Stryker Corp.
4.38%, 01/15/20	100	105,596

		2,255,141
HEALTH CARE — SERVICES — 1.05%
Anthem Inc.
2.25%, 08/15/19	300	302,310
Humana Inc.
2.63%, 10/01/19	100	101,215
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	151,510
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	100,705
2.70%, 04/01/19[a]	120	121,668
UnitedHealth Group Inc.
2.30%, 12/15/19	169	170,871

		948,279
HOLDING COMPANIES — DIVERSIFIED — 0.39%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	125	128,132
FS Investment Corp.
4.00%, 07/15/19	125	126,258
4.25%, 01/15/20 (Call 12/15/19)	100	102,122

		356,512
HOUSEHOLD PRODUCTS & WARES — 0.28%
Kimberly-Clark Corp.
1.85%, 03/01/20	250	250,385

		250,385
HOUSEWARES — 0.08%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	75	76,539

		76,539

Security	Principal (000s)	Value
INSURANCE — 2.47%
Aflac Inc.
2.40%, 03/16/20	$100	$101,224
Allstate Corp. (The)
7.45%, 05/16/19	150	163,689
American Financial Group Inc./OH
9.88%, 06/15/19	130	148,224
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	350	352,933
Berkshire Hathaway Inc.
2.10%, 08/14/19	225	227,036
Chubb INA Holdings Inc.
5.90%, 06/15/19	100	107,456
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	125	135,570
Lincoln National Corp.
8.75%, 07/01/19	125	140,561
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	255	256,879
Protective Life Corp.
7.38%, 10/15/19	125	138,666
Prudential Financial Inc.
7.38%, 06/15/19	275	302,616
Travelers Companies Inc. (The)
5.90%, 06/02/19[a]	100	107,274
WR Berkley Corp.
7.38%, 09/15/19	50	55,188

		2,237,316
INTERNET — 1.21%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	403,760
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	243	247,649
Baidu Inc.
2.75%, 06/09/19	200	201,690
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	245	246,372

		1,099,471
IRON & STEEL — 0.26%
Vale Overseas Ltd.
5.63%, 09/15/19	220	233,798

		233,798
MACHINERY — 1.56%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	250	250,745
2.10%, 06/09/19	175	176,204
John Deere Capital Corp.
1.25%, 10/09/19	100	99,024
1.70%, 01/15/20[a]	75	74,925
2.05%, 03/10/20	100	100,767
2.25%, 04/17/19	250	252,428
2.30%, 09/16/19	250	252,932

345

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	$130	$130,187
Roper Technologies Inc.
6.25%, 09/01/19	75	81,307

		1,418,519
MANUFACTURING — 1.40%
3M Co.
1.63%, 06/15/19	225	225,369
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	287	289,864
5.50%, 01/08/20	200	217,632
6.00%, 08/07/19	325	352,554
Illinois Tool Works Inc.
6.25%, 04/01/19	175	187,980

		1,273,399
MEDIA — 2.66%
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	150	151,025
Comcast Corp.
5.15%, 03/01/20	360	390,629
5.70%, 07/01/19	155	166,775
Time Warner Cable LLC
5.00%, 02/01/20	450	479,889
8.25%, 04/01/19	275	302,602
Time Warner Inc.
2.10%, 06/01/19	110	110,316
4.88%, 03/15/20	325	348,738
Viacom Inc.
5.63%, 09/15/19	100	107,041
Walt Disney Co. (The)
1.85%, 05/30/19	350	351,564

		2,408,579
MINING — 0.12%
Newmont Mining Corp.
5.13%, 10/01/19	100	106,044

		106,044
OFFICE & BUSINESS EQUIPMENT — 0.18%
Xerox Corp.
5.63%, 12/15/19	150	160,560

		160,560
OIL & GAS — 4.95%
BP Capital Markets PLC
1.68%, 05/03/19	250	249,815
2.24%, 05/10/19	200	201,758
2.32%, 02/13/20	200	202,424
2.52%, 01/15/20	160	162,560
Cenovus Energy Inc.
5.70%, 10/15/19	250	264,528
Chevron Corp.
1.56%, 05/16/19	250	249,925
1.96%, 03/03/20 (Call 02/03/20)	375	376,875
2.19%, 11/15/19 (Call 10/15/19)	165	166,653

Security	Principal (000s)	Value
EOG Resources Inc.
5.63%, 06/01/19	$200	$212,768
EQT Corp.
8.13%, 06/01/19	50	55,093
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	415	417,245
Husky Energy Inc.
7.25%, 12/15/19	150	167,151
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	112,291
Shell International Finance BV
1.38%, 05/10/19	150	149,460
1.38%, 09/12/19[a]	100	99,450
4.30%, 09/22/19	650	684,983
4.38%, 03/25/20	210	223,574
Total Capital International SA
2.10%, 06/19/19	250	252,018
Valero Energy Corp.
6.13%, 02/01/20	218	239,083

		4,487,654
PACKAGING & CONTAINERS — 0.11%
WestRock RKT Co.
3.50%, 03/01/20	100	102,666

		102,666
PHARMACEUTICALS — 4.75%
Actavis Inc.
6.13%, 08/15/19	25	26,997
Allergan Funding SCS
2.45%, 06/15/19	100	101,014
3.00%, 03/12/20 (Call 02/12/20)	695	710,783
AstraZeneca PLC
1.95%, 09/18/19	200	200,710
Express Scripts Holding Co.
2.25%, 06/15/19	400	402,312
Johnson & Johnson
1.88%, 12/05/19	200	201,346
Mead Johnson Nutrition Co.
4.90%, 11/01/19	100	106,551
Merck & Co. Inc.
1.85%, 02/10/20	225	225,646
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	352	374,246
Mylan NV
2.50%, 06/07/19	250	252,278
Pfizer Inc.
2.10%, 05/15/19	415	418,988
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	690	689,296
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	100	100,314
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	500	497,370

		4,307,851

346

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
PIPELINES — 2.11%
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[a]	$100	$99,655
Enbridge Energy Partners LP
5.20%, 03/15/20	50	53,442
Energy Transfer LP
9.00%, 04/15/19	100	111,013
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	50	49,953
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	100,975
5.25%, 01/31/20	175	188,064
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	50	55,385
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	450	458,212
Magellan Midstream Partners LP
6.55%, 07/15/19	124	134,325
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	75,682
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	50,157
5.75%, 01/15/20	175	188,167
Williams Partners LP
5.25%, 03/15/20	325	350,171

		1,915,201
REAL ESTATE INVESTMENT TRUSTS — 1.82%
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	350	376,026
Digital Realty Trust LP
5.88%, 02/01/20 (Call 11/03/19)	108	116,523
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	150	151,356
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)[a]	150	151,661
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	175	176,603
Realty Income Corp.
6.75%, 08/15/19	50	54,602
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	100	101,404
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	175	179,821
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	100	100,814
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	150	154,351
Weyerhaeuser Co.
7.38%, 10/01/19	75	83,270

		1,646,431
RETAIL — 1.75%
AutoNation Inc.
5.50%, 02/01/20	100	107,437
Costco Wholesale Corp.
1.70%, 12/15/19	300	299,946
1.75%, 02/15/20	125	124,958

Security	Principal (000s)	Value
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	$200	$201,510
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	252,100
McDonald’s Corp.
1.88%, 05/29/19	100	100,489
Target Corp.
2.30%, 06/26/19	241	244,191
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	250	254,322

		1,584,953
SEMICONDUCTORS — 0.77%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[c]	525	528,517
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	165	168,307

		696,824
SOFTWARE — 2.52%
Adobe Systems Inc.
4.75%, 02/01/20	200	214,348
CA Inc.
5.38%, 12/01/19	100	107,318
Microsoft Corp.
1.10%, 08/08/19	100	99,205
1.85%, 02/12/20 (Call 01/12/20)	700	703,220
4.20%, 06/01/19	240	251,558
Oracle Corp.
2.25%, 10/08/19	600	607,836
5.00%, 07/08/19	285	303,240

		2,286,725
TELECOMMUNICATIONS — 4.30%
America Movil SAB de CV
5.00%, 10/16/19	300	321,447
5.00%, 03/30/20	400	431,232
AT&T Inc.
5.20%, 03/15/20	425	457,508
Cisco Systems Inc.
1.40%, 09/20/19	125	124,443
4.45%, 01/15/20	625	666,519
Orange SA
5.38%, 07/08/19	300	319,503
Telefonica Emisiones SAU
5.88%, 07/15/19	300	322,065
Verizon Communications Inc.
2.63%, 02/21/20	975	991,399
Vodafone Group PLC
5.45%, 06/10/19	250	266,082

		3,900,198
TOYS, GAMES & HOBBIES — 0.05%
Mattel Inc.
2.35%, 05/06/19	50	50,142

		50,142

347

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

July 31, 2017

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 1.03%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	$200	$212,394
FedEx Corp.
2.30%, 02/01/20	150	151,252
Norfolk Southern Corp.
5.90%, 06/15/19	100	107,357
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	100	101,023
2.55%, 06/01/19 (Call 05/01/19)	50	50,568
2.65%, 03/02/20 (Call 02/02/20)	100	101,321
United Parcel Service Inc.
5.13%, 04/01/19	200	211,146

		935,061
TRUCKING & LEASING — 0.11%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[a]	100	101,100

		101,100

TOTAL CORPORATE BONDS & NOTES
(Cost: $85,542,975)		86,053,980

INVESTMENT COMPANIES — 3.50%
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF[b]	128	3,170,581

TOTAL INVESTMENT COMPANIES
(Cost: $3,047,085)		3,170,581

SHORT-TERM INVESTMENTS — 3.57%

MONEY MARKET FUNDS — 3.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	2,022	2,022,877

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	1,216	$1,215,914

		3,238,791

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,238,214)		3,238,791

TOTAL INVESTMENTS IN SECURITIES — 101.99%
(Cost: $91,828,274)[g]		92,463,352
Other Assets, Less Liabilities — (1.99)%		(1,806,412)

NET ASSETS — 100.00%		$90,656,940

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $91,828,274. Net unrealized appreciation was $635,078, of which $681,889 represented gross unrealized appreciation on securities and $46,811 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares or Principal held at beginning of period (000s)	Shares or Principal purchased (000s)	Shares or Principal sold (000s)	Shares or Principal held at end of period (000s)	Value at end of period	Dividend or Interest income	Net realized gain (loss)
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	128	—	—	128	$3,170,581	$43,618	$—
PNC Bank N.A.
2.25%, 07/02/19	$250	$—	$—	$250	251,853	3,605	—
2.40%, 10/18/19	500	—	—	500	505,905	7,679	—
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	300	—	(100)	200	215,398	5,606	993

					$4,143,737	$60,508	$993

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$86,053,980	$—	$86,053,980
Investment companies	3,170,581	—	—	3,170,581
Money market funds	3,238,791	—	—	3,238,791

Total	$6,409,372	$86,053,980	$—	$92,463,352

348

Schedule of Investments  (Unaudited)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.80%

AEROSPACE & DEFENSE — 1.99%
Boeing Capital Corp.
4.70%, 10/27/19	$184	$196,072
Boeing Co. (The)
4.88%, 02/15/20	478	514,443
L3 Technologies Inc.
5.20%, 10/15/19	119	127,080
Lockheed Martin Corp.
4.25%, 11/15/19	184	193,768
Northrop Grumman Corp.
5.05%, 08/01/19	82	87,050
Raytheon Co.
4.40%, 02/15/20	336	357,521
United Technologies Corp.
1.50%, 11/01/19	200	199,412

		1,675,346
AGRICULTURE — 3.56%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	1,175	1,196,515
9.25%, 08/06/19	75	85,881
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	160	178,419
Philip Morris International Inc.
2.00%, 02/21/20	800	803,400
4.50%, 03/26/20	552	590,259
Reynolds American Inc.
8.13%, 06/23/19	119	132,498

		2,986,972
AIRLINES — 0.37%
Continental Airlines Inc. Pass Through Trust Series 2009-2, Class A
7.25%, 05/10/21	96	106,485
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	200	203,174

		309,659
AUTO MANUFACTURERS — 6.35%
American Honda Finance Corp.
1.20%, 07/12/19	666	660,392
2.15%, 03/13/20	345	347,650
2.25%, 08/15/19	929	938,216
Ford Motor Credit Co. LLC
2.46%, 03/27/20	198	198,873
8.13%, 01/15/20	198	225,001
General Motors Financial Co. Inc.
2.40%, 05/09/19	200	200,828
3.15%, 01/15/20 (Call 12/15/19)[a]	225	229,550
PACCAR Financial Corp.
1.30%, 05/10/19	493	489,963
2.20%, 09/15/19	25	25,192

Security	Principal (000s)	Value
Toyota Motor Credit Corp.
1.40%, 05/20/19	$444	$442,610
2.13%, 07/18/19	818	825,264
2.15%, 03/12/20	740	745,409

		5,328,948
BEVERAGES — 3.22%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	525	568,942
6.88%, 11/15/19	100	111,160
Coca-Cola Co. (The)
1.38%, 05/30/19[a]	621	619,876
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	198	210,225
Molson Coors Brewing Co.
2.25%, 03/15/20 (Call 02/15/20)[b]	100	100,272
PepsiCo Inc.
4.50%, 01/15/20	1,028	1,097,616

		2,708,091
BIOTECHNOLOGY — 1.20%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	493	497,062
Gilead Sciences Inc.
2.05%, 04/01/19	99	99,595
2.35%, 02/01/20[a]	409	414,677

		1,011,334
CHEMICALS — 3.59%
Air Products & Chemicals Inc.
4.38%, 08/21/19	184	193,568
Dow Chemical Co. (The)
8.55%, 05/15/19	350	390,870
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	400	405,240
EI du Pont de Nemours & Co.
4.63%, 01/15/20	753	800,401
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	296	309,213
Monsanto Co.
2.13%, 07/15/19	125	125,435
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20[a]	150	158,940
6.50%, 05/15/19	100	107,336
Praxair Inc.
4.50%, 08/15/19	500	526,765

		3,017,768
COMMERCIAL SERVICES — 0.06%
Ecolab Inc.
2.25%, 01/12/20	50	50,468

		50,468
COMPUTERS — 5.96%
Apple Inc.
1.10%, 08/02/19[a]	550	545,474
1.55%, 02/07/20	600	598,230
2.10%, 05/06/19[a]	1,060	1,070,579

349

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal (000s)	Value
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	$650	$665,645
International Business Machines Corp.
1.80%, 05/17/19	800	803,048
1.88%, 05/15/19	493	495,288
8.38%, 11/01/19	720	824,191

		5,002,455
DIVERSIFIED FINANCIAL SERVICES — 1.46%
Mastercard Inc.
2.00%, 04/01/19	625	629,081
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	345	346,408
2.30%, 11/15/19 (Call 10/15/19)	247	249,613

		1,225,102
ELECTRIC — 5.48%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)[a]	120	121,207
CMS Energy Corp.
6.25%, 02/01/20	74	81,288
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	368	396,807
Consumers Energy Co.
6.70%, 09/15/19	368	405,094
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	50	50,451
Series B
1.60%, 08/15/19	275	273,267
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	25	25,161
Duke Energy Corp.
5.05%, 09/15/19	222	236,326
Duke Energy Ohio Inc.
5.45%, 04/01/19	175	185,418
Eversource Energy
4.50%, 11/15/19	119	125,393
Exelon Generation Co. LLC
5.20%, 10/01/19	225	239,605
Georgia Power Co.
2.00%, 03/30/20	100	99,878
4.25%, 12/01/19	266	279,337
Kansas City Power & Light Co.
7.15%, 04/01/19	184	199,999
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	200	201,578
Portland General Electric Co.
6.10%, 04/15/19	99	105,828
Progress Energy Inc.
4.88%, 12/01/19	100	106,089
Public Service Co. of Colorado
5.13%, 06/01/19	315	333,295
Public Service Electric & Gas Co. Series I
1.80%, 06/01/19 (Call 05/01/19)	100	99,947
Southern Co. (The)
1.85%, 07/01/19	317	316,471
2.15%, 09/01/19 (Call 08/01/19)	344	345,183

Security	Principal (000s)	Value
TECO Finance Inc.
5.15%, 03/15/20	$150	$159,507
Virginia Electric & Power Co.
5.00%, 06/30/19	200	211,632

		4,598,761
ELECTRICAL COMPONENTS & EQUIPMENT — 0.70%
Emerson Electric Co.
4.88%, 10/15/19	550	585,910

		585,910
ELECTRONICS — 0.66%
Honeywell International Inc.
1.40%, 10/30/19	560	556,814

		556,814
ENVIRONMENTAL CONTROL — 0.27%
Republic Services Inc.
5.00%, 03/01/20[a]	25	26,821
5.50%, 09/15/19	184	197,451

		224,272
FOOD — 1.60%
General Mills Inc.
2.20%, 10/21/19	199	200,441
Kellogg Co.
4.15%, 11/15/19	54	56,640
Kraft Heinz Foods Co.
5.38%, 02/10/20	234	252,568
Kroger Co. (The)
1.50%, 09/30/19	250	247,182
6.15%, 01/15/20	200	219,038
Sysco Corp.
1.90%, 04/01/19	198	198,430
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	164	166,270

		1,340,569
GAS — 0.21%
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	80	80,784
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	94	94,836

		175,620
HAND & MACHINE TOOLS — 0.17%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)[a]	143	144,105

		144,105
HEALTH CARE — PRODUCTS — 4.47%
Abbott Laboratories
2.00%, 03/15/20	300	300,165
2.35%, 11/22/19[a]	300	303,114
5.13%, 04/01/19	200	210,734

350

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal (000s)	Value
Becton Dickinson and Co.
2.68%, 12/15/19	$247	$250,668
Boston Scientific Corp.
6.00%, 01/15/20	94	102,547
Life Technologies Corp.
6.00%, 03/01/20	184	200,544
Medtronic Inc.
2.50%, 03/15/20	1,552	1,578,539
4.45%, 03/15/20	412	438,784
Stryker Corp.
4.38%, 01/15/20	250	263,990
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19[a]	99	104,390

		3,753,475
HEALTH CARE — SERVICES — 0.31%
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	50	50,353
2.70%, 04/01/19[a]	205	207,849

		258,202
INTERNET — 3.63%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,479	1,492,903
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)[a]	500	509,565
Baidu Inc.
2.75%, 06/09/19	690	695,830
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	350	351,960

		3,050,258
MACHINERY — 5.45%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	863	858,150
2.00%, 03/05/20	247	247,736
2.10%, 06/09/19	533	536,667
2.25%, 12/01/19	500	505,105
John Deere Capital Corp.
1.25%, 10/09/19	600	594,144
1.70%, 01/15/20[a]	950	949,050
2.05%, 03/10/20[a]	247	248,894
2.25%, 04/17/19	389	392,777
2.30%, 09/16/19	60	60,704
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	184	184,265

		4,577,492
MANUFACTURING — 3.19%
3M Co.
1.63%, 06/15/19	205	205,336
General Electric Co.
2.10%, 12/11/19[a]	500	503,925
2.20%, 01/09/20 (Call 12/09/19)	247	249,465
5.50%, 01/08/20	600	652,896
6.00%, 08/07/19	670	726,803

Security	Principal (000s)	Value
Illinois Tool Works Inc.
6.25%, 04/01/19	$319	$342,660

		2,681,085
MEDIA — 4.39%
Comcast Corp.
5.15%, 03/01/20	1,150	1,247,842
5.70%, 07/01/19	500	537,985
Thomson Reuters Corp.
4.70%, 10/15/19	107	113,034
Time Warner Inc.
2.10%, 06/01/19	250	250,717
4.88%, 03/15/20	175	187,782
Viacom Inc.
5.63%, 09/15/19	136	145,576
Walt Disney Co. (The)
0.88%, 07/12/19	357	352,059
1.85%, 05/30/19	845	848,777

		3,683,772
MINING — 0.38%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	200	216,002
Newmont Mining Corp.
5.13%, 10/01/19	94	99,681

		315,683
OFFICE & BUSINESS EQUIPMENT — 0.14%
Xerox Corp.
5.63%, 12/15/19	107	114,533

		114,533
OIL & GAS — 10.00%
BP Capital Markets PLC
1.68%, 05/03/19	125	124,908
2.24%, 05/10/19	508	512,465
2.32%, 02/13/20	592	599,175
2.52%, 01/15/20	885	899,160
Chevron Corp.
1.56%, 05/16/19	465	464,860
1.96%, 03/03/20 (Call 02/03/20)	1,191	1,196,955
2.19%, 11/15/19 (Call 10/15/19)[a]	428	432,289
EOG Resources Inc.
5.63%, 06/01/19	250	265,960
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	888	892,804
Husky Energy Inc.
7.25%, 12/15/19	94	104,748
Pioneer Natural Resources Co.
7.50%, 01/15/20	148	166,191
Shell International Finance BV
1.38%, 05/10/19[a]	493	491,225
4.30%, 09/22/19	799	842,002
4.38%, 03/25/20	500	532,320
Total Capital International SA
2.10%, 06/19/19	762	768,149
Valero Energy Corp.
6.13%, 02/01/20	94	103,091

		8,396,302

351

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
6.80%, 08/01/19	$41	$44,693

		44,693
PHARMACEUTICALS — 9.24%
Allergan Funding SCS
2.45%, 06/15/19	120	121,217
3.00%, 03/12/20 (Call 02/12/20)	600	613,626
AstraZeneca PLC
1.95%, 09/18/19	605	607,148
Cardinal Health Inc.
2.40%, 11/15/19	198	199,752
Express Scripts Holding Co.
2.25%, 06/15/19	164	164,948
Express Scripts Inc.
7.25%, 06/15/19	54	59,048
Johnson & Johnson
1.88%, 12/05/19	507	510,412
Mead Johnson Nutrition Co.
4.90%, 11/01/19	54	57,538
Merck & Co. Inc.
1.85%, 02/10/20	1,367	1,370,923
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	720	765,504
Mylan NV
2.50%, 06/07/19	296	298,697
Novartis Capital Corp.
1.80%, 02/14/20	200	200,876
Pfizer Inc.
1.45%, 06/03/19[a]	530	529,184
1.70%, 12/15/19	200	200,404
2.10%, 05/15/19[a]	1,184	1,195,378
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	407	406,585
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	164	164,515
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19[a]	298	296,432

		7,762,187
PIPELINES — 1.22%
Enbridge Energy Partners LP
5.20%, 03/15/20	94	100,471
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	199	200,940
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	147	162,833
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	60	61,095
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	99	99,900
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	50,157
5.75%, 01/15/20	54	58,063
8.75%, 05/01/19	94	104,167

Security	Principal (000s)	Value
Williams Partners LP
5.25%, 03/15/20	$176	$189,631

		1,027,257
REAL ESTATE INVESTMENT TRUSTS — 0.11%
Weyerhaeuser Co.
7.38%, 10/01/19	82	91,041

		91,041
RETAIL — 4.22%
AutoNation Inc.
5.50%, 02/01/20	82	88,098
Costco Wholesale Corp.
1.70%, 12/15/19	836	835,850
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	250	251,887
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	409	412,436
Lowe’s Companies Inc.
1.15%, 04/15/19	600	594,990
McDonald’s Corp.
1.88%, 05/29/19[a]	300	301,467
Target Corp.
2.30%, 06/26/19	793	803,499
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	248	252,288

		3,540,515
SEMICONDUCTORS — 1.37%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[b]	450	453,015
QUALCOMM Inc.
1.85%, 05/20/19	150	150,660
Texas Instruments Inc.
1.65%, 08/03/19	545	545,687

		1,149,362
SOFTWARE — 5.28%
Adobe Systems Inc.
4.75%, 02/01/20	128	137,183
Microsoft Corp.
1.10%, 08/08/19	555	550,588
1.85%, 02/12/20 (Call 01/12/20)	1,368	1,374,293
4.20%, 06/01/19	250	262,040
Oracle Corp.
2.25%, 10/08/19	1,409	1,427,401
5.00%, 07/08/19	644	685,216

		4,436,721
TELECOMMUNICATIONS — 6.70%
America Movil SAB de CV
5.00%, 03/30/20	1,600	1,724,928
AT&T Inc.
5.20%, 03/15/20	99	106,572
5.88%, 10/01/19	200	216,292
Cisco Systems Inc.
1.40%, 09/20/19[a]	525	522,658
4.45%, 01/15/20	1,571	1,675,362

352

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal or Shares (000s)	Value
Deutsche Telekom International Finance BV
6.00%, 07/08/19	$311	$334,689
Orange SA
5.38%, 07/08/19	107	113,956
Telefonica Emisiones SAU
5.88%, 07/15/19	94	100,914
Verizon Communications Inc.
1.38%, 08/15/19[a]	124	123,091
2.55%, 06/17/19	100	101,420
2.63%, 02/21/20	350	355,887
Vodafone Group PLC
5.45%, 06/10/19	237	252,246

		5,628,015
TOYS, GAMES & HOBBIES — 0.10%
Mattel Inc.
2.35%, 05/06/19	87	87,246

		87,246
TRANSPORTATION — 1.70%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	152	161,419
Norfolk Southern Corp.
5.90%, 06/15/19	198	212,567
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	33	33,338
2.55%, 06/01/19 (Call 05/01/19)	194	196,204
United Parcel Service Inc.
5.13%, 04/01/19	778	821,358

		1,424,886

TOTAL CORPORATE BONDS & NOTES
(Cost: $82,696,778)		82,964,919

SHORT-TERM INVESTMENTS — 5.57%

MONEY MARKET FUNDS — 5.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	3,467	3,468,413

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	1,205	$1,205,034

		4,673,447

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,673,037)		4,673,447

TOTAL INVESTMENTS IN SECURITIES — 104.37%
(Cost: $87,369,815)[f]		87,638,366
Other Assets, Less Liabilities — (4.37)%		(3,665,755)

NET ASSETS — 100.00%		$83,972,611

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $87,417,140. Net unrealized appreciation was $221,226, of which $366,391 represented gross unrealized appreciation on securities and $145,165 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$82,964,919	$—	$82,964,919
Money market funds	4,673,447	—	—	4,673,447

Total	$4,673,447	$82,964,919	$—	$87,638,366

353

Schedule of Investments  (Unaudited)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 94.11%

ADVERTISING — 0.63%
Omnicom Group Inc.
3.63%, 05/01/22	$375	$393,270
WPP Finance 2010
3.63%, 09/07/22	150	156,401

		549,671

AEROSPACE & DEFENSE — 1.61%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	200	200,398
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)[a]	275	283,717
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	200	202,344
United Technologies Corp.
3.10%, 06/01/22	685	711,003

		1,397,462

AGRICULTURE — 1.17%
Altria Group Inc.
2.85%, 08/09/22	600	611,484
Philip Morris International Inc.
2.50%, 08/22/22[a]	300	302,127
2.63%, 03/06/23[a]	100	100,284

		1,013,895

AUTO MANUFACTURERS — 1.19%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	211,582
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	460	469,278
Toyota Motor Credit Corp.
2.63%, 01/10/23[a]	100	100,916
2.80%, 07/13/22	250	255,708

		1,037,484

BANKS — 13.65%
Bank of America Corp.
3.30%, 01/11/23	1,450	1,487,424
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	400	401,344
Barclays PLC
3.68%, 01/10/23 (Call 01/10/22)	200	205,484
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	375	388,451
Citigroup Inc.
3.38%, 03/01/23	200	205,414
4.05%, 07/30/22	275	288,711
Cooperatieve Rabobank UA
3.95%, 11/09/22	500	526,420
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500	522,585

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)[a]	$100	$101,284
3.63%, 01/22/23	850	880,209
JPMorgan Chase & Co.
3.20%, 01/25/23	900	923,949
3.25%, 09/23/22	800	826,304
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	250	250,218
Morgan Stanley
3.75%, 02/25/23	1,025	1,070,018
4.88%, 11/01/22	300	326,610
MUFG Americas Holdings Corp.
3.50%, 06/18/22	100	103,395
National Australia Bank Ltd./New York
3.00%, 01/20/23	250	254,165
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[b]	250	250,795
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,c]	250	253,553
Santander UK Group Holdings PLC
3.57%, 01/10/23 (Call 01/10/22)	200	205,004
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	250	257,008
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	250	251,588
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	400	408,832
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)[a]	700	712,390
Series M
3.45%, 02/13/23[a]	750	771,037

		11,872,192

BEVERAGES — 4.34%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	779	782,763
3.30%, 02/01/23 (Call 12/01/22)[a]	1,450	1,504,099
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	350	352,184
Diageo Investment Corp.
2.88%, 05/11/22	400	410,732
Molson Coors Brewing Co.
3.50%, 05/01/22	100	103,992
PepsiCo Inc.
2.75%, 03/01/23	325	332,842
3.10%, 07/17/22 (Call 05/17/22)	275	285,813

		3,772,425

BIOTECHNOLOGY — 1.81%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	350	368,172
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)	100	104,062
Biogen Inc.
3.63%, 09/15/22	300	315,798
Celgene Corp.
3.25%, 08/15/22	250	258,508
3.55%, 08/15/22	350	367,188

354

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	$150	$156,156

		1,569,884

BUILDING MATERIALS — 0.21%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)[a]	170	180,523

		180,523

CHEMICALS — 2.25%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	153,551
Celanese U.S. Holdings LLC
4.63%, 11/15/22	200	217,502
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	455	466,425
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	320	333,696
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	425	431,477
NewMarket Corp.
4.10%, 12/15/22	100	103,664
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	250	248,625

		1,954,940

COMMERCIAL SERVICES — 0.33%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	75	81,831
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)[a]	100	103,022
Verisk Analytics Inc.
4.13%, 09/12/22	100	105,594

		290,447

COMPUTERS — 2.28%
Apple Inc.
2.70%, 05/13/22	400	408,644
2.85%, 02/23/23 (Call 12/23/22)	410	420,152
Computer Sciences Corp.
4.45%, 09/15/22	150	160,285
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	350	373,369
HP Inc.
4.05%, 09/15/22	75	79,478
International Business Machines Corp.
1.88%, 08/01/22	550	539,132

		1,981,060

COSMETICS & PERSONAL CARE — 0.25%
Colgate-Palmolive Co.
1.95%, 02/01/23	225	221,810

		221,810

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 3.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	$150	$154,382
American Express Co.
2.65%, 12/02/22	525	528,187
Capital One Bank USA N.A.
3.38%, 02/15/23	250	253,817
CME Group Inc.
3.00%, 09/15/22	250	257,842
Discover Financial Services
3.85%, 11/21/22	250	258,670
International Lease Finance Corp.
5.88%, 08/15/22	300	339,384
Invesco Finance PLC
3.13%, 11/30/22	250	255,685
Jefferies Group LLC
5.13%, 01/20/23	150	162,930
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	150	150,662
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	250	256,340
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	660	674,513

		3,292,412

ELECTRIC — 3.63%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	100	101,701
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	200	203,992
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	125	127,698
Dominion Energy Inc. Series B
2.75%, 09/15/22 (Call 06/15/22)	100	100,492
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	100	102,601
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	225	230,074
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	200	204,500
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	200	211,300
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	325	344,932
FirstEnergy Corp. Series B
4.25%, 03/15/23 (Call 12/15/22)	110	116,987
Georgia Power Co.
2.85%, 05/15/22	100	101,818
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	101,820
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	200	213,186
7.00%, 09/01/22	100	121,012
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	225	224,788
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	250	260,130

355

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	$100	$112,400
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	75	75,846
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	200	201,834

		3,157,111
ELECTRONICS — 0.53%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	150	153,037
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	250	256,590
Jabil Inc.
4.70%, 09/15/22	50	53,235

		462,862
ENGINEERING & CONSTRUCTION — 0.47%
ABB Finance USA Inc.
2.88%, 05/08/22	400	410,064

		410,064
ENVIRONMENTAL CONTROL — 0.62%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	320	334,678
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	200	205,232

		539,910
FOOD — 1.76%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	364	370,406
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)[a]	100	107,374
Kraft Heinz Foods Co.
3.50%, 06/06/22	525	546,063
3.50%, 07/15/22 (Call 05/15/22)	225	233,573
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	250	272,377

		1,529,793
HAND & MACHINE TOOLS — 0.23%
Stanley Black & Decker Inc.
2.90%, 11/01/22	200	203,564

		203,564
HEALTH CARE — PRODUCTS — 0.88%
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	100	103,702
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	270	276,577
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	375	382,256

		762,535

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 2.02%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	$300	$303,912
Anthem Inc.
3.30%, 01/15/23	500	516,995
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	160	163,590
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	200	208,942
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	150	152,201
2.88%, 03/15/23	400	407,608

		1,753,248
HOME BUILDERS — 0.18%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	150	157,197

		157,197
HOUSEHOLD PRODUCTS & WARES — 0.29%
Church & Dwight Co. Inc.
2.88%, 10/01/22	100	101,493
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	150	154,298

		255,791
INSURANCE — 3.50%
American International Group Inc.
4.88%, 06/01/22	525	580,445
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	200	207,228
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	525	535,363
3.00%, 02/11/23	385	397,212
Chubb INA Holdings Inc.
2.70%, 03/13/23[a]	300	303,792
2.88%, 11/03/22 (Call 09/03/22)	125	128,284
Fidelity National Financial Inc.
5.50%, 09/01/22	50	54,603
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	375	416,835
MetLife Inc.
3.05%, 12/15/22	225	230,629
Primerica Inc.
4.75%, 07/15/22	75	81,013
Voya Financial Inc.
5.50%, 07/15/22[a]	100	111,569

		3,046,973
INTERNET — 1.11%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	420	424,985
Baidu Inc.
3.50%, 11/28/22	200	206,384

356

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	$335	$334,280

		965,649
IRON & STEEL — 0.12%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	100	107,217

		107,217
MACHINERY — 1.58%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	500	506,725
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	325	330,411
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	100	102,122
John Deere Capital Corp.
2.80%, 03/06/23	425	432,786

		1,372,044
MANUFACTURING — 2.66%
3M Co.
2.00%, 06/26/22	250	248,997
Eaton Corp.
2.75%, 11/02/22	575	582,435
General Electric Co.
2.70%, 10/09/22	225	230,045
3.10%, 01/09/23	850	884,595
3.15%, 09/07/22	350	364,437

		2,310,509
MEDIA — 4.69%
21st Century Fox America Inc.
3.00%, 09/15/22	450	458,212
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	850	908,743
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	160	214,890
Comcast Corp.
3.13%, 07/15/22	500	519,685
Discovery Communications LLC
3.30%, 05/15/22	175	177,273
NBCUniversal Media LLC
2.88%, 01/15/23	750	766,320
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	101,534
Time Warner Entertainment Co. LP
8.38%, 03/15/23	200	251,378
Time Warner Inc.
3.40%, 06/15/22[a]	220	227,520
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)	250	248,275
Walt Disney Co. (The)
2.35%, 12/01/22	200	200,774

		4,074,604

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.40%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	$350	$351,869

		351,869
MINING — 0.58%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	245	255,212
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	193	196,485
Southern Copper Corp.
3.50%, 11/08/22	50	51,383

		503,080
OIL & GAS — 6.33%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	475	485,108
BP Capital Markets PLC
2.50%, 11/06/22	575	574,327
3.25%, 05/06/22	25	25,873
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	600	600,336
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	350	346,983
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	270	271,663
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	250	248,810
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	400	407,684
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	150	157,404
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	170	166,274
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)[a]	125	126,423
2.70%, 02/15/23 (Call 11/15/22)	300	302,106
Phillips 66
4.30%, 04/01/22	575	617,889
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	263,462
Sasol Financing International Ltd.
4.50%, 11/14/22	300	308,148
Shell International Finance BV
2.38%, 08/21/22	400	400,240
Total Capital International SA
2.70%, 01/25/23	200	202,632

		5,505,362
OIL & GAS SERVICES — 0.56%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	450	436,757
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[d]	50	49,831

		486,588

357

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.18%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	$75	$79,054
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	75	79,047

		158,101
PHARMACEUTICALS — 5.29%
AbbVie Inc.
2.90%, 11/06/22	995	1,011,716
3.20%, 11/06/22 (Call 09/06/22)	125	128,770
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	500	515,130
Bristol-Myers Squibb Co.
2.00%, 08/01/22	325	322,611
Cardinal Health Inc.
3.20%, 03/15/23	75	76,883
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	235	240,262
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	550	565,653
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	120	120,330
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	250	253,120
Novartis Capital Corp.
2.40%, 09/21/22[a]	500	504,985
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	350	350,378
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	495	511,597

		4,601,435
PIPELINES — 3.14%
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	200	202,198
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	285	293,804
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	152,116
3.95%, 09/01/22 (Call 06/01/22)	350	363,573
MPLX LP
5.50%, 02/15/23 (Call 08/31/17)	160	164,885
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	135	136,801
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	130	126,607
3.65%, 06/01/22 (Call 03/01/22)	300	307,005
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	150	161,260
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	125	125,208
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	150	150,834
TransCanada PipeLines Ltd.
2.50%, 08/01/22	125	125,300

Security	Principal (000s)	Value
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	$100	$103,149
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	310	314,231

		2,726,971
REAL ESTATE — 0.30%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	250	260,468

		260,468
REAL ESTATE INVESTMENT TRUSTS — 4.37%
American Tower Corp.
3.50%, 01/31/23	345	356,092
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	385	408,015
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	200	205,882
Crown Castle International Corp.
5.25%, 01/15/23	650	726,154
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	100	104,953
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	100	103,471
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	100	104,489
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	100	101,258
4.00%, 12/01/22 (Call 10/01/22)[a]	150	157,723
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	100	107,611
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	75	80,728
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	75	77,409
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)	100	102,812
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	200	210,602
Regency Centers Corp.
3.75%, 11/15/22 (Call 08/15/22)	100	103,563
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	310	310,976
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	270	274,790
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	50	51,006
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	200	209,118

		3,796,652
RETAIL — 3.64%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)[a]	300	312,873
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	335	338,296
3.50%, 07/20/22 (Call 05/20/22)	560	584,836
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	425	433,037

358

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

July 31, 2017

Security	Principal (000s)	Value
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)[a]	$175	$170,779
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	250	259,420
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	225	211,122
QVC Inc.
4.38%, 03/15/23	320	328,890
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[a]	150	152,169
Walgreen Co.
3.10%, 09/15/22	370	378,188

		3,169,610
SAVINGS & LOANS — 0.12%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	100	102,463

		102,463
SEMICONDUCTORS — 1.84%
Intel Corp.
2.70%, 12/15/22	675	688,122
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	101,730
QUALCOMM Inc.
3.00%, 05/20/22	550	567,182
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	250	246,338

		1,603,372
SOFTWARE — 2.33%
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	200	207,494
Microsoft Corp.
2.13%, 11/15/22[a]	250	248,868
2.65%, 11/03/22 (Call 09/03/22)	275	280,494
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	450	456,543
2.50%, 10/15/22	820	828,930

		2,022,329
TELECOMMUNICATIONS — 4.98%
America Movil SAB de CV
3.13%, 07/16/22	400	412,696
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	900	891,558
3.00%, 06/30/22 (Call 04/30/22)	685	693,261
3.60%, 02/17/23 (Call 12/17/22)	275	284,433
Cisco Systems Inc.
2.60%, 02/28/23[a]	275	277,978
Motorola Solutions Inc.
3.50%, 03/01/23	70	70,822
3.75%, 05/15/22	300	311,103
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)[a]	125	126,426
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	525	516,248

Security	Principal or Shares (000s)	Value
Vodafone Group PLC
2.50%, 09/26/22	$100	$100,653
2.95%, 02/19/23	635	646,887

		4,332,065
TEXTILES — 0.12%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	104,145

		104,145
TRANSPORTATION — 2.15%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	345	355,502
3.05%, 09/01/22 (Call 06/01/22)	150	155,222
FedEx Corp.
2.63%, 08/01/22	250	253,077
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	200	203,070
3.00%, 04/01/22 (Call 01/01/22)	250	255,975
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	120	123,018
4.16%, 07/15/22 (Call 04/15/22)	100	108,442
United Parcel Service Inc.
2.45%, 10/01/22	410	416,002

		1,870,308

TOTAL CORPORATE BONDS & NOTES (Cost: $80,113,408)		81,838,094

INVESTMENT COMPANIES — 3.66%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF[a,b]	129	3,183,462

TOTAL INVESTMENT COMPANIES (Cost: $2,974,253)		3,183,462

SHORT-TERM INVESTMENTS — 7.93%

MONEY MARKET FUNDS — 7.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	5,066	5,067,698

359

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

July 31, 2017

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[e,f]	1,830	$1,829,760

		6,897,458

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,896,612)		6,897,458

TOTAL INVESTMENTS IN SECURITIES — 105.70%
(Cost: $89,984,273)[h]		91,919,014
Other Assets, Less Liabilities — (5.70)%		(4,952,980)

NET ASSETS — 100.00%		$86,966,034

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $89,984,273. Net unrealized appreciation was $1,934,741, of which $1,966,970 represented gross unrealized appreciation on securities and $32,229 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares or Principal held at beginning of period (000s)	Shares or Principal purchased (000s)	Shares or Principal sold (000s)	Shares or Principal held at end of period (000s)	Value at end of period	Dividend or Interest income	Net realized gain (loss)
iShares iBonds Mar 2023 Term
Corporate ex-Financials ETF	129	—	—	129	$3,183,462	$63,409	$—
PNC Bank N.A.
2.70%, 11/01/22	$250	$—	$—	$250	250,795	5,270	—
PNC Financial Services
Group Inc. (The)
2.85%, 11/09/22	100	200	(50)	250	253,553	3,901	(102)

					$3,687,810	$72,580	$(102)

360

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

July 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$81,838,094	$—	$81,838,094
Investment companies	3,183,462	—	—	3,183,462
Money market funds	6,897,458	—	—	6,897,458

Total	$10,080,920	$81,838,094	$—	$91,919,014

361

Schedule of Investments  (Unaudited)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.15%

ADVERTISING — 0.38%
Omnicom Group Inc.
3.63%, 05/01/22	$174	$182,477

		182,477
AEROSPACE & DEFENSE — 4.54%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	516	517,027
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	110	113,487
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	524	530,141
United Technologies Corp.
3.10%, 06/01/22	980	1,017,201

		2,177,856
AGRICULTURE — 2.40%
Altria Group Inc.
2.85%, 08/09/22	551	561,546
Philip Morris International Inc.
2.50%, 08/22/22	25	25,177
2.63%, 03/06/23[a]	564	565,602

		1,152,325
AIRLINES — 0.33%
American Airlines Pass Through Trust Series 2013-2, Class A
4.95%, 07/15/24	146	156,269

		156,269
AUTO MANUFACTURERS — 1.55%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	211,582
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	125	127,521
Toyota Motor Credit Corp.
2.63%, 01/10/23[a]	398	401,646

		740,749
BEVERAGES — 4.02%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	282	283,362
3.30%, 02/01/23 (Call 12/01/22)	45	46,679
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	122	122,761
Constellation Brands Inc.
6.00%, 05/01/22	25	28,620
Diageo Investment Corp.
2.88%, 05/11/22	498	511,361
8.00%, 09/15/22	100	124,951

Security	Principal (000s)	Value
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)[a]	$50	$50,197
2.75%, 03/01/23	614	628,816
3.10%, 07/17/22 (Call 05/17/22)	125	129,915

		1,926,662
BIOTECHNOLOGY — 1.91%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)[a]	66	69,427
Biogen Inc.
3.63%, 09/15/22	85	89,476
Celgene Corp.
3.25%, 08/15/22	66	68,246
3.55%, 08/15/22	125	131,139
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)[a]	535	556,956

		915,244
CHEMICALS — 2.87%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	83	84,965
Air Products & Chemicals Inc.
2.75%, 02/03/23	66	67,499
Cabot Corp.
3.70%, 07/15/22	91	94,630
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	166	170,168
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	66	68,825
EI du Pont de Nemours & Co.
2.80%, 02/15/23	614	623,357
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	66	65,637
2.70%, 02/21/23 (Call 11/21/22)	199	200,373

		1,375,454
COMPUTERS — 4.55%
Apple Inc.
2.70%, 05/13/22	575	587,426
2.85%, 02/23/23 (Call 12/23/22)	625	640,475
Computer Sciences Corp.
4.45%, 09/15/22	58	61,977
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	125	133,346
HP Inc.
4.05%, 09/15/22	58	61,463
International Business Machines Corp.
1.88%, 08/01/22	500	490,120
2.88%, 11/09/22	200	204,544

		2,179,351
COSMETICS & PERSONAL CARE — 1.15%
Colgate-Palmolive Co.
1.95%, 02/01/23[a]	365	359,825
2.30%, 05/03/22	191	192,186

		552,011

362

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 2.52%
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	$50	$50,316
2.70%, 02/15/23 (Call 12/15/22)	50	50,221
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	1,085	1,108,859

		1,209,396
ELECTRIC — 5.51%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	66	67,123
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	100	101,996
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	66	65,486
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	265	264,125
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	66	67,424
Dominion Energy Inc. Series B
2.75%, 09/15/22 (Call 06/15/22)	66	66,325
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	145	148,771
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)[a]	85	85,684
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	300	306,765
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	233	238,242
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	25	26,413
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	191	202,714
Georgia Power Co.
2.85%, 05/15/22	199	202,618
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	133	132,758
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	199	212,120
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	66	65,938
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	91	94,687
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	66	67,540
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	66	74,184
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	150	151,376

		2,642,289
ELECTRICAL COMPONENTS & EQUIPMENT — 0.53%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	249	251,996

		251,996

Security	Principal (000s)	Value
ELECTRONICS — 0.32%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	$150	$153,954

		153,954
ENGINEERING & CONSTRUCTION — 1.21%
ABB Finance USA Inc.
2.88%, 05/08/22	564	578,190

		578,190
ENVIRONMENTAL CONTROL — 0.47%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	75	78,440
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	141	144,689

		223,129
FOOD — 1.34%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	91	92,602
Kraft Heinz Foods Co.
3.50%, 06/06/22	166	172,660
3.50%, 07/15/22 (Call 05/15/22)	135	140,143
Sysco Corp.
2.60%, 06/12/22	165	166,227
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	66	71,908

		643,540
GAS — 0.35%
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	100	100,768
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	66	66,489

		167,257
HAND & MACHINE TOOLS — 0.14%
Stanley Black & Decker Inc.
2.90%, 11/01/22	66	67,176

		67,176
HEALTH CARE — PRODUCTS — 0.75%
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	232	240,588
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)[a]	116	118,826

		359,414
HEALTH CARE — SERVICES — 0.82%
Catholic Health Initiatives
2.95%, 11/01/22	66	64,454
Kaiser Foundation Hospitals
3.50%, 04/01/22	250	261,860

363

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)[a]	$66	$68,951

		395,265
HOME BUILDERS — 0.29%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	133	139,381

		139,381
HOUSEHOLD PRODUCTS & WARES — 0.21%
Church & Dwight Co. Inc.
2.88%, 10/01/22	66	66,985
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	33	33,946

		100,931
INTERNET — 1.68%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	191	193,267
Baidu Inc.
3.50%, 11/28/22	400	412,768
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	198	197,575

		803,610
IRON & STEEL — 0.11%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	49	52,536

		52,536
MACHINERY — 3.74%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	199	200,315
2.85%, 06/01/22	100	102,193
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	232	235,120
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	713	724,872
John Deere Capital Corp.
2.80%, 03/06/23	520	529,527

		1,792,027
MANUFACTURING — 3.57%
3M Co.
2.00%, 06/26/22	292	290,829
Eaton Corp.
2.75%, 11/02/22	193	195,496
General Electric Co.
2.70%, 10/09/22	970	991,747
3.15%, 09/07/22	125	130,156
Parker-Hannifin Corp.
3.50%, 09/15/22	100	105,378

		1,713,606

Security	Principal (000s)	Value
MEDIA — 4.13%
21st Century Fox America Inc.
3.00%, 09/15/22	$116	$118,117
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	166	222,948
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	150	152,069
2.85%, 01/15/23	523	533,538
3.13%, 07/15/22	133	138,236
NBCUniversal Media LLC
2.88%, 01/15/23	100	102,176
Time Warner Inc.
3.40%, 06/15/22	116	119,965
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)	91	90,372
Walt Disney Co. (The)
2.35%, 12/01/22	498	499,927

		1,977,348
METAL FABRICATE & HARDWARE — 0.83%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	398	400,125

		400,125
MINING — 1.07%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	100	104,168
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	400	407,224

		511,392
OIL & GAS — 11.50%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	241	246,128
BP Capital Markets PLC
2.50%, 11/06/22	830	829,029
3.25%, 05/06/22	257	265,974
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	914	914,512
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	198	196,293
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	100	99,524
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	510	519,797
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	275	278,130
2.70%, 02/15/23 (Call 11/15/22)	556	559,903
Phillips 66
4.30%, 04/01/22	218	234,261
Shell International Finance BV
2.25%, 01/06/23	464	459,522
2.38%, 08/21/22	473	473,284
Total Capital International SA
2.70%, 01/25/23	431	436,672

		5,513,029

364

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.40%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$130	$126,174
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[b]	66	65,777

		191,951
PHARMACEUTICALS — 8.61%
AbbVie Inc.
2.90%, 11/06/22	342	347,746
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	168	173,084
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	66	65,885
Bristol-Myers Squibb Co.
2.00%, 08/01/22	265	263,052
Cardinal Health Inc.
3.20%, 03/15/23	99	101,485
Eli Lilly & Co.
2.35%, 05/15/22	50	50,457
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	400	408,956
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	572	588,279
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	75	74,630
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	66	66,182
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	500	506,240
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)[a]	535	540,815
2.40%, 09/21/22	663	669,610
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	135	135,146
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	133	137,459

		4,129,026
PIPELINES — 2.50%
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	91	92,000
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	115	118,552
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	91	92,284
MPLX LP
5.50%, 02/15/23 (Call 08/31/17)	70	72,137
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	116	117,548
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	66	64,277
3.65%, 06/01/22 (Call 03/01/22)	25	25,584
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	50	50,083
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	66	66,367

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
2.50%, 08/01/22	$407	$407,977
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	91	92,242

		1,199,051
REAL ESTATE INVESTMENT TRUSTS — 0.79%
American Tower Corp.
3.50%, 01/31/23	125	129,019
Crown Castle International Corp.
4.88%, 04/15/22	25	27,360
5.25%, 01/15/23[a]	200	223,432

		379,811
RETAIL — 3.46%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	33	34,416
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)[a]	50	50,136
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	125	126,230
3.50%, 07/20/22 (Call 05/20/22)	175	182,761
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	675	687,764
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	440	456,579
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	58	54,423
Walgreen Co.
3.10%, 09/15/22	66	67,461

		1,659,770
SEMICONDUCTORS — 4.35%
Intel Corp.
2.70%, 12/15/22	773	788,027
3.10%, 07/29/22[a]	200	208,120
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	66	67,142
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)[a]	100	100,592
3.00%, 05/20/22	800	824,992
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	100	98,535

		2,087,408
SOFTWARE — 4.64%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	66	68,191
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	66	68,473
Microsoft Corp.
2.13%, 11/15/22[a]	398	396,197
2.65%, 11/03/22 (Call 09/03/22)	485	494,690
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	210	213,054
2.50%, 10/15/22	971	981,574

		2,222,179

365

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2017

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 4.94%
America Movil SAB de CV
3.13%, 07/16/22	$800	$825,392
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	339	335,820
3.00%, 06/30/22 (Call 04/30/22)	75	75,904
Cisco Systems Inc.
2.60%, 02/28/23[a]	325	328,520
3.00%, 06/15/22	200	207,368
Motorola Solutions Inc.
3.50%, 03/01/23	116	117,362
3.75%, 05/15/22	66	68,443
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	207	203,549
Vodafone Group PLC
2.95%, 02/19/23	200	203,744

		2,366,102
TEXTILES — 0.14%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	66	68,736

		68,736
TRANSPORTATION — 3.53%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	543	559,529
3.05%, 09/01/22 (Call 06/01/22)	50	51,741
FedEx Corp.
2.63%, 08/01/22	75	75,923
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	66	67,013
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	66	67,660
4.16%, 07/15/22 (Call 04/15/22)	341	369,787
United Parcel Service Inc.
2.45%, 10/01/22	491	498,188

		1,689,841

TOTAL CORPORATE BONDS & NOTES
(Cost: $46,118,924)		47,047,864

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 8.87%

MONEY MARKET FUNDS — 8.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	3,703	$3,704,107
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	546	545,882

		4,249,989

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,249,521)		4,249,989

TOTAL INVESTMENTS IN SECURITIES — 107.02%
(Cost: $50,368,445)[f]		51,297,853
Other Assets, Less Liabilities — (7.02)%		(3,364,392)

NET ASSETS — 100.00%		$47,933,461

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $50,372,464. Net unrealized appreciation was $925,389, of which $965,317 represented gross unrealized appreciation on securities and $39,928 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$47,047,864	$—	$47,047,864
Money market funds	4,249,989	—	—	4,249,989

Total	$4,249,989	$47,047,864	$—	$51,297,853

366

Schedule of Investments  (Unaudited)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.27%

AEROSPACE & DEFENSE — 1.70%
Arconic Inc.
5.87%, 02/23/22	$100	$109,328
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a]	15	15,735
TransDigm Inc.
6.50%, 07/15/24 (Call 07/15/19)[b]	50	52,938

		178,001
AIRLINES — 0.25%
American Airlines Group Inc.
5.50%, 10/01/19[a]	25	26,265

		26,265
APPAREL — 0.19%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)[a]	20	20,382

		20,382
AUTO MANUFACTURERS — 0.14%
Navistar International Corp.
8.25%, 11/01/21 (Call 08/31/17)	15	15,164

		15,164
AUTO PARTS & EQUIPMENT — 2.29%
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (Call 04/01/22)[a,b]	25	24,688
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)[b]	25	25,922
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)	30	31,237
ZF North America Capital Inc.
4.50%, 04/29/22[a]	150	157,677

		239,524
BANKS — 1.31%
Fifth Third Bancorp. VRN, (3 mo. LIBOR US + 3.033%)
5.10%, (Call 06/30/23)[b,c,d]	25	25,500
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	100	111,269

		136,769
BIOTECHNOLOGY — 0.03%
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[a,b]	20	3,650

		3,650

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.75%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a]	$25	$26,258
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[a]	50	52,671

		78,929
CHEMICALS — 2.60%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	15	15,670
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[b]	20	24,370
CF Industries Inc.
3.45%, 06/01/23[b]	20	18,890
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	25	26,344
6.63%, 05/15/23 (Call 05/15/18)	30	32,159
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/17)[b]	30	28,237
10.38%, 02/01/22 (Call 02/01/19)[a]	15	15,187
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[a]	70	70,569
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	20	20,750
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/31/17)	20	20,241

		272,417
COMMERCIAL SERVICES — 3.04%
ADT Corp. (The)
6.25%, 10/15/21	25	27,275
APX Group Inc.
6.38%, 12/01/19 (Call 08/31/17)	15	15,413
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)[b]	20	20,094
Hertz Corp. (The)
7.38%, 01/15/21 (Call 08/31/17)[b]	50	47,906
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 08/31/17)[a,b]	35	36,137
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	60	66,947
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	25	25,578
United Rentals North America Inc.
5.50%, 07/15/25 (Call 07/15/20)[b]	50	52,985
6.13%, 06/15/23 (Call 08/27/17)	25	26,156

		318,491
COMPUTERS — 1.88%
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	25	26,158
7.13%, 06/15/24 (Call 06/15/19)[a,b]	25	27,771
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[a]	23	22,333
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 08/31/17)[a]	10	9,900
NCR Corp.
5.88%, 12/15/21 (Call 12/15/17)	50	52,109

367

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)	$50	$59,109

		197,380
COSMETICS & PERSONAL CARE — 0.69%
Avon Products Inc.
7.00%, 03/15/23	10	9,212
Edgewell Personal Care Co.
4.70%, 05/24/22[b]	15	16,125
First Quality Finance Co. Inc.
5.00%, 07/01/25 (Call 07/01/20)[a]	45	46,539

		71,876
DISTRIBUTION & WHOLESALE — 0.26%
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a]	25	26,762

		26,762
DIVERSIFIED FINANCIAL SERVICES — 6.64%
Aircastle Ltd.
6.25%, 12/01/19	50	53,984
Ally Financial Inc.
5.13%, 09/30/24	50	53,300
8.00%, 03/15/20[b]	50	56,792
CIT Group Inc.
5.38%, 05/15/20	75	81,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 08/31/17)	50	50,510
6.00%, 08/01/20 (Call 08/31/17)	25	25,688
6.75%, 02/01/24 (Call 02/01/20)	25	26,226
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a]	11	10,569
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/31/17)	25	25,026
Navient Corp.
5.50%, 01/25/23[b]	50	51,059
6.75%, 06/25/25	10	10,495
7.25%, 09/25/23[b]	25	27,351
8.00%, 03/25/20	25	27,659
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 12/15/17)[a]	25	26,313
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a]	15	15,731
Springleaf Finance Corp.
5.25%, 12/15/19	25	26,052
6.13%, 05/15/22	25	26,279
6.90%, 12/15/17	100	101,562

		695,596
ELECTRIC — 2.94%
AES Corp./VA
5.50%, 03/15/24 (Call 03/15/19)	50	52,149
8.00%, 06/01/20	25	28,677
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	25	24,270
5.75%, 01/15/25 (Call 10/15/19)	35	32,681

Security	Principal (000s)	Value
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	$15	$16,336
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[b]	50	50,500
7.63%, 11/01/24 (Call 11/01/19)[b]	15	14,853
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	20	20,967
6.25%, 05/01/24 (Call 05/01/19)	25	25,873
7.25%, 05/15/26 (Call 05/15/21)	25	26,440
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 04/15/19)[a]	5	4,938
6.50%, 06/01/25 (Call 06/01/20)	15	10,763

		308,447
ENERGY — ALTERNATE SOURCES — 0.10%
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[a,e]	10	10,405

		10,405
ENGINEERING & CONSTRUCTION — 0.21%
AECOM
5.88%, 10/15/24 (Call 07/15/24)	20	21,817

		21,817
ENTERTAINMENT — 2.01%
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (Call 11/15/21)	65	66,422
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	15	15,259
GLP Capital LP/GLP Financing II Inc.
5.38%, 04/15/26	25	27,197
Regal Entertainment Group
5.75%, 03/15/22 (Call 08/31/17)[b]	15	15,646
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a]	25	26,656
10.00%, 12/01/22 (Call 12/01/18)	30	33,493
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[a]	25	25,469

		210,142
ENVIRONMENTAL CONTROL — 0.14%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	15	14,482

		14,482
FOOD — 1.87%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)[a,b]	25	23,625
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a]	100	104,182
4.88%, 11/01/26 (Call 11/01/21)[a]	50	52,270
TreeHouse Foods Inc.
6.00%, 02/15/24 (Call 02/15/19)[a]	15	16,099

		196,176

368

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 0.93%
Alere Inc.
6.50%, 06/15/20 (Call 08/31/17)	$15	$15,246
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	15	14,175
Kinetic Concepts Inc./KCI USA Inc.
12.50%, 11/01/21 (Call 05/01/19)[a]	10	11,250
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	10	8,859
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/18)[a]	30	28,597
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 08/31/17)[a]	20	19,650

		97,777
HEALTH CARE — SERVICES — 8.53%
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	26,109
6.13%, 02/15/24 (Call 02/15/19)	30	32,552
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 08/31/17)	30	30,225
6.25%, 03/31/23 (Call 03/31/20)	40	41,000
6.88%, 02/01/22 (Call 02/01/18)[b]	40	34,300
8.00%, 11/15/19 (Call 08/31/17)[b]	40	40,100
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	50	50,750
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	40	40,853
5.25%, 06/15/26 (Call 12/15/25)	50	54,066
5.38%, 02/01/25	75	79,875
6.50%, 02/15/20	125	136,719
7.50%, 02/15/22	50	57,620
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	25	25,719
Kindred Healthcare Inc.
8.00%, 01/15/20[b]	30	30,334
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)[a]	80	79,990
6.00%, 10/01/20	60	64,200
8.13%, 04/01/22[b]	65	69,940

		894,352
HOLDING COMPANIES — DIVERSIFIED — 0.59%
HRG Group Inc.
7.75%, 01/15/22 (Call 08/31/17)	15	15,825
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	10	10,750
Noble Group Ltd.
6.75%, 01/29/20[a]	100	35,532

		62,107
HOME BUILDERS — 1.90%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 08/31/17)[a]	25	25,745
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[a]	25	26,405

Security	Principal (000s)	Value
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	$45	$46,258
4.88%, 12/15/23 (Call 09/15/23)	35	37,130
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	25	25,969
5.50%, 03/01/26 (Call 12/01/25)	20	21,490
TRI Pointe Group Inc./TRI Pointe Homes Inc.
5.88%, 06/15/24	15	15,975

		198,972
HOUSEHOLD PRODUCTS & WARES — 0.44%
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a,b]	25	24,977
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	20	21,400

		46,377
INSURANCE — 0.54%
Genworth Holdings Inc.
7.70%, 06/15/20	30	29,344
Voya Financial Inc. VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[c]	25	26,812

		56,156
INTERNET — 1.70%
Netflix Inc.
4.38%, 11/15/26[a,b]	40	40,450
5.50%, 02/15/22	35	37,887
Symantec Corp.
5.00%, 04/15/25 (Call 04/15/20)[a]	25	26,188
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	15	15,419
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[a]	25	26,452
6.00%, 04/01/23 (Call 04/01/18)	30	31,650

		178,046
IRON & STEEL — 1.44%
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)	25	26,156
Allegheny Technologies Inc.
7.88%, 08/15/23 (Call 05/15/23)[b]	10	10,541
ArcelorMittal
6.75%, 02/25/22	35	39,396
Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[a]	9	10,116
Steel Dynamics Inc.
5.50%, 10/01/24 (Call 10/01/19)[b]	30	32,034
U.S. Steel Corp.
7.50%, 03/15/22 (Call 08/31/17)	10	10,355
8.38%, 07/01/21 (Call 07/01/18)[a]	20	22,125

		150,723
LODGING — 3.06%
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/15/18)	25	26,969

369

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 08/31/17)	$15	$15,423
11.00%, 10/01/21 (Call 08/31/17)	15	15,972
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a]	40	42,750
10.75%, 09/01/24 (Call 09/01/19)[a]	25	27,044
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	15	15,719
MGM Resorts International
6.63%, 12/15/21	100	112,475
8.63%, 02/01/19	25	27,419
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25 (Call 12/01/24)[a]	35	36,881

		320,652
MACHINERY — 1.15%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[a]	40	43,425
CNH Industrial Capital LLC
3.88%, 10/15/21	50	51,325
4.38%, 11/06/20	25	26,133

		120,883
MANUFACTURING — 1.24%
Bombardier Inc.
4.75%, 04/15/19[a]	50	51,213
6.00%, 10/15/22 (Call 08/31/17)[a]	50	50,750
8.75%, 12/01/21[a]	25	28,375

		130,338
MEDIA — 15.47%
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/18)[a]	200	212,500
Cablevision Systems Corp.
5.88%, 09/15/22[b]	30	31,636
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/23 (Call 05/01/18)[a]	50	52,375
5.13%, 05/01/27 (Call 05/01/22)[a]	25	25,797
5.25%, 09/30/22 (Call 09/30/17)	25	25,748
5.75%, 02/15/26 (Call 02/15/21)[a]	100	107,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 08/31/17)[a]	35	35,659
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	35	36,269
Series B
7.63%, 03/15/20 (Call 08/31/17)	25	25,187
CSC Holdings LLC
5.25%, 06/01/24	50	51,747
6.75%, 11/15/21	25	27,798
DISH DBS Corp.
5.88%, 07/15/22[b]	100	108,825
6.75%, 06/01/21	50	55,191
7.75%, 07/01/26	25	29,937
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a]	35	35,724
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/31/17)	25	20,250
9.00%, 03/01/21 (Call 08/31/17)	50	37,198
11.25%, 03/01/21 (Call 08/31/17)[a]	10	7,582

Security	Principal (000s)	Value
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a,b]	$25	$25,969
SFR Group SA
7.38%, 05/01/26 (Call 05/01/21)[a]	200	216,500
Sinclair Television Group Inc.
6.13%, 10/01/22 (Call 10/01/17)	20	20,737
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[a,b]	35	35,700
5.38%, 04/15/25 (Call 04/15/20)[a]	50	52,458
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	25	26,250
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a]	200	214,685
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	50	50,937
Viacom Inc. VRN, (3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)[c]	50	51,208

		1,621,367
METAL FABRICATE & HARDWARE — 0.25%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	25	26,250

		26,250
MINING — 2.30%
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[a]	25	26,473
FMG Resources August 2006 Pty Ltd.
5.13%, 05/15/24 (Call 02/15/24)[a,b]	25	25,865
Freeport-McMoRan Inc.
3.10%, 03/15/20	35	34,796
3.88%, 03/15/23 (Call 12/15/22)[b]	75	72,646
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)[b]	50	54,593
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	25	26,303

		240,676
OFFICE & BUSINESS EQUIPMENT — 0.25%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	25	26,074

		26,074
PACKAGING & CONTAINERS — 4.17%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.63%, 05/15/23 (Call 05/15/19)[a]	300	307,950
Ball Corp.
4.00%, 11/15/23	35	35,800
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[a]	40	42,100
5.75%, 10/15/20 (Call 08/31/17)	50	51,063

		436,913
PHARMACEUTICALS — 2.94%
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 08/31/17)[a]	60	51,177

370

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[a]	$25	$26,937
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[a]	35	29,925
5.88%, 05/15/23 (Call 05/15/18)[a]	100	86,130
6.38%, 10/15/20 (Call 08/31/17)[a]	90	87,525
6.50%, 03/15/22 (Call 03/15/19)[a]	25	26,375

		308,069
REAL ESTATE — 0.25%
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 12/01/21 (Call 12/01/17)[a]	25	26,104

		26,104
REAL ESTATE INVESTMENT TRUSTS — 1.99%
Equinix Inc.
5.38%, 04/01/23 (Call 04/01/18)	50	52,188
5.38%, 05/15/27 (Call 05/15/22)	25	27,000
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	20	20,808
Felcor Lodging LP
6.00%, 06/01/25 (Call 06/01/20)	10	10,726
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/31/17)	35	36,003
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	30	30,300
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (Call 08/01/21)	15	15,663
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
8.25%, 10/15/23 (Call 04/15/19)	15	15,506

		208,194
RETAIL — 3.29%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[a,b]	25	25,106
6.00%, 04/01/22 (Call 10/01/17)[a]	40	41,337
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 08/31/17)[a]	20	10,045
Dollar Tree Inc.
5.75%, 03/01/23 (Call 03/01/18)	35	37,100
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	15	15,086
L Brands Inc.
8.50%, 06/15/19	100	110,166
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 08/31/17)[a,b]	15	8,273
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[a]	25	24,063
7.13%, 03/15/23 (Call 03/15/18)[a]	25	22,644
QVC Inc.
4.38%, 03/15/23	50	51,312

		345,132
SEMICONDUCTORS — 2.75%
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	50	52,169

Security	Principal (000s)	Value
NXP BV/NXP Funding LLC
4.13%, 06/01/21[a]	$200	$209,750
Sensata Technologies BV
5.00%, 10/01/25[a]	25	26,294

		288,213
SOFTWARE — 3.41%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 08/31/17)[a]	20	20,700
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a]	40	41,400
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	50	51,987
5.75%, 01/15/24 (Call 01/15/19)[a]	25	26,350
7.00%, 12/01/23 (Call 12/01/18)[a]	50	53,938
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	25	26,028
MSCI Inc.
5.75%, 08/15/25 (Call 08/15/20)[a]	25	27,052
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[a]	25	27,031
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	50	54,000
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	25	28,753

		357,239
TELECOMMUNICATIONS — 8.85%
CenturyLink Inc.
6.45%, 06/15/21	50	53,922
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	25	27,100
CommScope Technologies LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	20	21,497
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	35	27,577
7.13%, 03/15/19	25	25,531
8.88%, 09/15/20 (Call 06/15/20)	10	10,200
10.50%, 09/15/22 (Call 06/15/22)	25	23,492
11.00%, 09/15/25 (Call 06/15/25)	50	45,750
Hughes Satellite Systems Corp.
6.63%, 08/01/26	30	32,694
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	25	21,563
8.00%, 02/15/24 (Call 02/15/19)[a]	15	16,294
9.75%, 07/15/25 (Call 07/15/21)[a]	30	30,949
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 08/31/17)	2	1,278
8.13%, 06/01/23 (Call 06/01/18)	2	1,238
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	50	52,625
Sprint Communications Inc.
9.00%, 11/15/18[a]	100	108,124
Sprint Corp.
7.13%, 06/15/24[b]	50	54,875
7.25%, 09/15/21	50	55,500
7.88%, 09/15/23[b]	85	96,369
T-Mobile USA Inc.
6.38%, 03/01/25 (Call 09/01/19)[b]	100	108,500
Telecom Italia Capital SA
7.18%, 06/18/19	50	54,282

371

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2017

Security	Principal or Shares (000s)	Value
West Corp.
5.38%, 07/15/22 (Call 08/31/17)[a]	$15	$15,187
Windstream Services LLC
7.50%, 06/01/22 (Call 06/01/18)	50	42,918

		927,465
TRANSPORTATION — 0.30%
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	30	31,237

		31,237
TRUCKING & LEASING — 0.49%
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[a]	50	50,947

		50,947

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,722,329)		10,192,938

SHORT-TERM INVESTMENTS — 18.84%

MONEY MARKET FUNDS — 18.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[f,g,h]	1,763	1,763,126
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[f,g]	211	211,262

		1,974,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,974,166)		1,974,388

TOTAL INVESTMENTS IN SECURITIES — 116.11%
(Cost: $11,696,495)[i]		12,167,326
Other Assets, Less Liabilities — (16.11)%		(1,687,811)

NET ASSETS — 100.00%		$10,479,515

VRN — Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Security is perpetual in nature with no stated maturity date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $11,696,495. Net unrealized appreciation was $470,831, of which $565,487 represented gross unrealized appreciation on securities and $94,656 represented gross unrealized depreciation on securities.

372

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$10,192,938	$—	$10,192,938
Money market funds	1,974,388	—	—	1,974,388

Total	$1,974,388	$10,192,938	$—	$12,167,326

373

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2017

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.27%

AUSTRALIA — 4.69%
Australia Government Bond
1.75%, 11/21/20[a]	AUD	1,850	$1,466,476
2.00%, 12/21/21[a]	AUD	1,650	1,310,678
2.25%, 05/21/28[a]	AUD	810	617,842
2.75%, 10/21/19[a]	AUD	1,235	1,006,333
2.75%, 04/21/24[a]	AUD	4,950	4,033,400
2.75%, 11/21/27[a]	AUD	1,759	1,412,176
2.75%, 11/21/28[a]	AUD	1,000	798,254
2.75%, 06/21/35[a]	AUD	691	521,650
3.00%, 03/21/47[a]	AUD	500	360,822
3.25%, 04/21/25[a]	AUD	3,578	3,003,607
3.25%, 04/21/29[a]	AUD	1,446	1,208,210
3.25%, 06/21/39[a]	AUD	404	318,489
3.75%, 04/21/37[a]	AUD	1,021	877,790
4.25%, 04/21/26[a]	AUD	2,400	2,162,463
4.50%, 04/15/20[a]	AUD	2,128	1,816,283
4.50%, 04/21/33[a]	AUD	1,455	1,381,061
4.75%, 04/21/27[a]	AUD	888	836,692
5.25%, 03/15/19[a]	AUD	3,647	3,077,631
5.50%, 04/21/23[a]	AUD	1,885	1,763,912
5.75%, 05/15/21[a]	AUD	1,987	1,800,761
5.75%, 07/15/22[a]	AUD	1,916	1,785,380

			31,559,910

AUSTRIA — 4.58%
Republic of Austria Government Bond
0.00%, 07/15/23[b]	EUR	370	434,828
0.25%, 10/18/19[b]	EUR	28	33,570
0.75%, 10/20/26[b]	EUR	1,940	2,315,532
1.15%, 10/19/18[b]	EUR	875	1,053,264
1.20%, 10/20/25[b]	EUR	1,221	1,529,755
1.50%, 02/20/47[b]	EUR	360	414,150
1.65%, 10/21/24[b]	EUR	1,035	1,341,243
1.75%, 10/20/23[b]	EUR	1,311	1,708,807
1.95%, 06/18/19[b]	EUR	1,025	1,265,219
2.40%, 05/23/34[b]	EUR	910	1,281,557
3.15%, 06/20/44[b]	EUR	862	1,384,000
3.40%, 11/22/22[b]	EUR	1,526	2,133,438
3.50%, 09/15/21[b]	EUR	2,376	3,240,158
3.65%, 04/20/22[b]	EUR	1,100	1,532,567
3.80%, 01/26/62[b]	EUR	427	827,486
3.90%, 07/15/20[b]	EUR	1,848	2,458,005
4.15%, 03/15/37[b]	EUR	1,646	2,925,168
4.35%, 03/15/19[b]	EUR	1,123	1,429,926
4.85%, 03/15/26[b]	EUR	1,090	1,767,470
6.25%, 07/15/27	EUR	966	1,766,963

			30,843,106

BELGIUM — 4.61%
Kingdom of Belgium Government Bond
0.20%, 10/22/23[b]	EUR	20	23,641
0.50%, 10/22/24[b]	EUR	220	261,462
0.80%, 06/22/25[b]	EUR	1,115	1,345,551

Security	Principal (000s)		Value
0.80%, 06/22/27[b]	EUR	570	$670,377
1.00%, 06/22/26[b]	EUR	1,047	1,271,428
1.00%, 06/22/31[b]	EUR	740	851,373
1.25%, 06/22/18[a]	EUR	375	449,288
1.45%, 06/22/37[b]	EUR	200	233,028
1.60%, 06/22/47[b]	EUR	428	476,634
1.90%, 06/22/38[b]	EUR	470	589,669
2.15%, 06/22/66[b]	EUR	240	288,483
2.25%, 06/22/23[a]	EUR	850	1,130,541
2.25%, 06/22/57[b]	EUR	200	251,363
2.60%, 06/22/24[b]	EUR	1,125	1,535,996
3.00%, 09/28/19[a]	EUR	794	1,007,717
3.00%, 06/22/34[b]	EUR	625	926,127
3.75%, 09/28/20[b]	EUR	1,592	2,125,164
3.75%, 06/22/45[a]	EUR	740	1,256,505
4.00%, 03/28/19	EUR	785	995,480
4.00%, 03/28/22	EUR	1,287	1,814,241
4.00%, 03/28/32[a]	EUR	624	1,018,016
4.25%, 09/28/21[b]	EUR	1,766	2,476,030
4.25%, 09/28/22[a]	EUR	1,185	1,709,996
4.25%, 03/28/41[b]	EUR	1,256	2,253,912
4.50%, 03/28/26[b]	EUR	615	969,769
5.00%, 03/28/35[b]	EUR	1,415	2,640,093
5.50%, 03/28/28	EUR	1,406	2,459,190

			31,031,074

CANADA — 4.61%
Canada Government International Bond
2.75%, 12/01/64	CAD	305	265,475
Canadian Government Bond
0.25%, 05/01/18	CAD	1,650	1,310,843
0.50%, 08/01/18	CAD	330	262,021
0.50%, 02/01/19	CAD	300	237,190
0.50%, 03/01/22	CAD	1,738	1,319,326
0.75%, 08/01/19	CAD	170	134,424
0.75%, 09/01/20	CAD	1,067	835,620
0.75%, 03/01/21	CAD	2,313	1,800,204
0.75%, 09/01/21	CAD	2,170	1,677,601
1.00%, 06/01/27	CAD	838	606,847
1.25%, 02/01/18	CAD	1,650	1,320,858
1.25%, 03/01/18	CAD	825	660,429
1.25%, 09/01/18	CAD	960	767,821
1.50%, 09/01/17	CAD	240	192,015
1.50%, 03/01/20	CAD	905	726,067
1.50%, 06/01/23	CAD	1,230	969,439
1.50%, 06/01/26	CAD	1,258	965,096
1.75%, 09/01/19	CAD	1,475	1,189,869
2.25%, 06/01/25	CAD	1,285	1,051,000
2.50%, 06/01/24	CAD	1,218	1,013,422
2.75%, 06/01/22	CAD	1,288	1,081,651
2.75%, 12/01/48	CAD	1,166	988,240
3.25%, 06/01/21	CAD	1,591	1,351,850
3.50%, 06/01/20	CAD	1,815	1,535,494
3.50%, 12/01/45	CAD	1,460	1,404,225
3.75%, 06/01/19	CAD	1,191	994,240
4.00%, 06/01/41	CAD	1,250	1,270,603
4.25%, 06/01/18	CAD	579	474,807
5.00%, 06/01/37	CAD	1,428	1,600,548
5.75%, 06/01/29	CAD	910	996,102
5.75%, 06/01/33	CAD	1,350	1,562,998
8.00%, 06/01/27	CAD	370	451,961
9.00%, 06/01/25	CAD	20	24,168

			31,042,454

374

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2017

Security	Principal (000s)		Value
DENMARK — 4.08%
Denmark Government Bond
0.25%, 11/15/18	DKK	5,545	888,724
0.50%, 11/15/27	DKK	1,500	233,770
1.50%, 11/15/23	DKK	21,666	3,743,636
1.75%, 11/15/25	DKK	21,765	3,838,402
3.00%, 11/15/21	DKK	24,955	4,513,119
4.00%, 11/15/19	DKK	23,533	4,122,472
4.50%, 11/15/39	DKK	37,102	9,764,173
7.00%, 11/10/24	DKK	1,470	348,701

			27,452,997

FINLAND — 4.13%
Finland Government Bond
0.00%, 04/15/22[b]	EUR	433	514,387
0.00%, 09/15/23[b]	EUR	975	1,140,760
0.38%, 09/15/20[b]	EUR	1,948	2,354,834
0.50%, 04/15/26[b]	EUR	1,769	2,079,478
0.75%, 04/15/31[b]	EUR	1,553	1,771,853
0.88%, 09/15/25[b]	EUR	1,063	1,295,701
1.13%, 09/15/18[b]	EUR	585	703,906
1.50%, 04/15/23[b]	EUR	770	984,687
1.63%, 09/15/22[b]	EUR	1,180	1,513,718
2.00%, 04/15/24[b]	EUR	1,340	1,768,054
2.63%, 07/04/42[b]	EUR	835	1,267,147
2.75%, 07/04/28[b]	EUR	1,542	2,196,678
3.38%, 04/15/20[b]	EUR	3,345	4,359,804
3.50%, 04/15/21[b]	EUR	1,819	2,451,924
4.00%, 07/04/25[b]	EUR	1,550	2,344,099
4.38%, 07/04/19[b]	EUR	810	1,047,305

			27,794,335

FRANCE — 6.87%
France Government Bond OAT
0.50%, 11/25/19[a]	EUR	820	989,703
1.00%, 05/25/19[a]	EUR	125	151,544
French Republic Government Bond OAT
0.00%, 02/25/20[a]	EUR	340	405,606
0.00%, 05/25/20[a]	EUR	90	107,434
0.00%, 05/25/21[a]	EUR	550	655,142
0.25%, 11/25/20[a]	EUR	205	246,600
0.25%, 11/25/26[a]	EUR	980	1,105,530
0.50%, 05/25/25[a]	EUR	1,137	1,343,741
0.50%, 05/25/26[a]	EUR	546	635,569
1.00%, 05/25/18[a]	EUR	380	453,638
1.00%, 11/25/18[a]	EUR	500	601,747
1.00%, 11/25/25[a]	EUR	300	366,577
1.00%, 05/25/27[a]	EUR	280	336,090
1.25%, 05/25/36[b]	EUR	563	640,134
1.50%, 05/25/31[a]	EUR	687	844,288
1.75%, 05/25/23[a]	EUR	990	1,280,728
1.75%, 11/25/24[a]	EUR	1,171	1,518,064
1.75%, 05/25/66[b]	EUR	180	197,976
2.25%, 10/25/22[a]	EUR	463	610,859
2.25%, 05/25/24[a]	EUR	985	1,318,325

Security	Principal (000s)		Value
2.50%, 10/25/20[a]	EUR	866	1,116,661
2.50%, 05/25/30[a]	EUR	958	1,320,975
2.75%, 10/25/27[a]	EUR	989	1,383,579
3.00%, 04/25/22[a]	EUR	1,730	2,342,677
3.25%, 10/25/21[a]	EUR	1,200	1,623,696
3.25%, 05/25/45[a]	EUR	682	1,066,996
3.50%, 04/25/20[a]	EUR	1,080	1,412,714
3.50%, 04/25/26[a]	EUR	1,104	1,623,426
3.75%, 10/25/19[a]	EUR	1,485	1,919,192
3.75%, 04/25/21[a]	EUR	1,320	1,793,442
4.00%, 10/25/38[a]	EUR	917	1,575,670
4.00%, 04/25/55[a]	EUR	468	864,406
4.00%, 04/25/60[a]	EUR	367	694,779
4.25%, 10/25/18[a]	EUR	1,949	2,434,863
4.25%, 04/25/19[a]	EUR	150	191,686
4.25%, 10/25/23[a]	EUR	1,065	1,577,317
4.50%, 04/25/41[a]	EUR	977	1,813,687
4.75%, 04/25/35[a]	EUR	834	1,513,052
5.50%, 04/25/29[a]	EUR	970	1,721,290
5.75%, 10/25/32[a]	EUR	938	1,807,908
6.00%, 10/25/25[a]	EUR	1,023	1,746,965
8.50%, 10/25/19[a]	EUR	250	354,411
8.50%, 04/25/23[a]	EUR	335	586,548

			46,295,235

GERMANY — 4.87%
Bundesobligation
0.00%, 04/17/20[a]	EUR	770	922,955
0.00%, 04/09/21[a]	EUR	300	359,593
0.00%, 10/08/21[a]	EUR	1,330	1,591,639
0.00%, 04/08/22[a]	EUR	461	550,443
0.25%, 10/11/19[a]	EUR	475	571,441
0.25%, 10/16/20[a]	EUR	500	604,556
0.50%, 04/12/19[a]	EUR	518	623,337
1.00%, 10/12/18[a]	EUR	274	329,770
Bundesrepublik Deutschland
0.00%, 08/15/26[a]	EUR	804	913,853
0.50%, 02/15/25[a]	EUR	4	4,833
0.50%, 02/15/26[a]	EUR	567	678,427
1.00%, 08/15/24[a]	EUR	885	1,110,591
1.50%, 09/04/22[a]	EUR	105	134,690
1.50%, 02/15/23[a]	EUR	855	1,099,722
1.50%, 05/15/23[a]	EUR	1,141	1,470,253
1.50%, 05/15/24[a]	EUR	591	765,350
1.75%, 07/04/22[a]	EUR	174	225,493
1.75%, 02/15/24[a]	EUR	1,025	1,346,350
2.00%, 01/04/22[a]	EUR	555	722,430
2.00%, 08/15/23[a]	EUR	653	865,758
2.25%, 09/04/20[a]	EUR	621	796,048
2.25%, 09/04/21[a]	EUR	478	625,270
2.50%, 01/04/21[a]	EUR	740	963,017
2.50%, 07/04/44[a]	EUR	651	980,680
2.50%, 08/15/46[a]	EUR	566	859,597
3.00%, 07/04/20[a]	EUR	325	423,721
3.25%, 01/04/20[a]	EUR	1,507	1,945,821
3.25%, 07/04/21[a]	EUR	375	506,488
3.25%, 07/04/42[a]	EUR	450	762,004
3.50%, 07/04/19[a]	EUR	681	868,075
3.75%, 01/04/19[a]	EUR	477	598,839
4.00%, 01/04/37[a]	EUR	689	1,235,826
4.25%, 07/04/39[a]	EUR	434	823,820
4.75%, 07/04/28[a]	EUR	364	619,022
4.75%, 07/04/34[a]	EUR	741	1,394,589

375

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2017

Security	Principal (000s)		Value
4.75%, 07/04/40[a]	EUR	458	$933,926
5.50%, 01/04/31[a]	EUR	517	978,950
5.63%, 01/04/28[a]	EUR	415	742,705
6.25%, 01/04/24[a]	EUR	235	388,394
6.25%, 01/04/30[a]	EUR	275	539,022
6.50%, 07/04/27[a]	EUR	300	561,147
Bundesschatzanweisungen
0.00%, 12/14/18[a]	EUR	306	364,276

			32,802,721

IRELAND — 4.56%
Ireland Government Bond
0.80%, 03/15/22[a]	EUR	1,080	1,322,063
1.00%, 05/15/26[a]	EUR	1,700	2,032,752
1.70%, 05/15/37[a]	EUR	880	1,034,346
2.00%, 02/18/45[a]	EUR	1,456	1,747,026
2.40%, 05/15/30[a]	EUR	2,438	3,251,741
3.40%, 03/18/24[a]	EUR	2,458	3,471,465
3.90%, 03/20/23[a]	EUR	208	296,288
4.40%, 06/18/19	EUR	1,034	1,331,584
4.50%, 10/18/18	EUR	1,171	1,464,852
4.50%, 04/18/20	EUR	3,238	4,323,725
5.00%, 10/18/20	EUR	2,156	2,979,490
5.40%, 03/13/25	EUR	3,193	5,108,150
5.90%, 10/18/19	EUR	1,742	2,341,916

			30,705,398

ITALY — 7.18%
Italy Buoni Poliennali Del Tesoro
0.35%, 11/01/21	EUR	2,065	2,411,556
0.45%, 06/01/21	EUR	1,170	1,380,527
0.65%, 11/01/20	EUR	42	50,186
0.65%, 10/15/23	EUR	116	131,903
0.70%, 05/01/20	EUR	102	122,154
0.95%, 03/15/23	EUR	1,130	1,323,691
1.05%, 12/01/19	EUR	979	1,182,267
1.25%, 12/01/26	EUR	50	55,418
1.35%, 04/15/22	EUR	543	656,778
1.45%, 09/15/22	EUR	790	955,539
1.50%, 08/01/19	EUR	2,800	3,406,675
1.50%, 06/01/25	EUR	600	696,804
1.60%, 06/01/26	EUR	270	310,666
1.65%, 03/01/32[b]	EUR	776	823,556
2.00%, 12/01/25	EUR	550	657,983
2.15%, 12/15/21	EUR	446	559,777
2.20%, 06/01/27	EUR	40	47,636
2.25%, 09/01/36[b]	EUR	430	467,381
2.50%, 05/01/19	EUR	347	428,166
2.50%, 12/01/24	EUR	595	745,318
2.70%, 03/01/47[b]	EUR	420	447,536
2.80%, 03/01/67[b]	EUR	140	140,191
3.25%, 09/01/46[b]	EUR	475	566,379
3.45%, 03/01/48[b]	EUR	370	450,475
3.50%, 06/01/18	EUR	94	114,375
3.50%, 12/01/18	EUR	425	526,271
3.50%, 03/01/30[b]	EUR	1,620	2,134,585
3.75%, 03/01/21	EUR	449	593,790
3.75%, 05/01/21	EUR	450	596,291
3.75%, 08/01/21[a]	EUR	651	865,516

Security	Principal (000s)		Value
3.75%, 09/01/24	EUR	748	$1,012,743
4.00%, 09/01/20	EUR	466	613,578
4.00%, 02/01/37[a]	EUR	663	917,455
4.25%, 02/01/19[a]	EUR	570	717,288
4.25%, 09/01/19	EUR	1,414	1,817,121
4.25%, 03/01/20	EUR	550	718,120
4.50%, 08/01/18	EUR	192	237,333
4.50%, 03/01/19	EUR	423	536,102
4.50%, 02/01/20[a]	EUR	489	640,417
4.50%, 05/01/23	EUR	647	905,711
4.50%, 03/01/24	EUR	657	925,705
4.50%, 03/01/26[a]	EUR	459	655,041
4.75%, 09/01/21	EUR	524	722,556
4.75%, 08/01/23[b]	EUR	470	670,013
4.75%, 09/01/28[b]	EUR	372	544,681
4.75%, 09/01/44[b]	EUR	449	679,070
5.00%, 03/01/22	EUR	739	1,037,966
5.00%, 03/01/25[b]	EUR	479	699,714
5.00%, 08/01/34[a]	EUR	727	1,122,875
5.00%, 08/01/39[a]	EUR	476	742,950
5.00%, 09/01/40[a]	EUR	682	1,053,765
5.25%, 11/01/29	EUR	1,084	1,671,369
5.50%, 09/01/22	EUR	438	633,928
5.50%, 11/01/22	EUR	507	735,652
5.75%, 02/01/33	EUR	401	660,744
6.00%, 05/01/31	EUR	1,006	1,673,112
6.50%, 11/01/27	EUR	1,204	1,988,218
7.25%, 11/01/26	EUR	435	744,921
9.00%, 11/01/23	EUR	251	434,089

			48,361,627

JAPAN — 21.84%
Japan Government Five Year Bond
0.10%, 03/20/18	JPY	450	4,078
0.10%, 06/20/19	JPY	16,450	149,478
0.10%, 09/20/19	JPY	28,300	257,214
0.10%, 12/20/19	JPY	17,950	163,206
0.10%, 03/20/20	JPY	36,400	331,074
0.10%, 06/20/20	JPY	21,350	194,282
0.10%, 09/20/20	JPY	26,900	244,825
0.10%, 12/20/20	JPY	154,900	1,410,187
0.10%, 03/20/21	JPY	74,400	677,623
0.10%, 06/20/21	JPY	99,950	910,545
0.10%, 09/20/21	JPY	84,850	773,314
0.10%, 03/20/22	JPY	164,000	1,495,599
0.10%, 06/20/22	JPY	100,000	912,331
0.20%, 09/20/18	JPY	106,200	964,561
0.20%, 12/20/18	JPY	73,850	671,270
0.20%, 03/20/19	JPY	121,950	1,109,343
0.20%, 06/20/19	JPY	73,750	671,416
0.20%, 09/20/19	JPY	63,850	581,558
0.30%, 06/20/18	JPY	80,500	731,235
0.30%, 09/20/18	JPY	52,000	472,826
0.40%, 03/20/18	JPY	8,200	74,455
0.40%, 06/20/18	JPY	36,300	330,026
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	63,350	457,092
1.40%, 03/20/55	JPY	38,650	391,254
1.70%, 03/20/54	JPY	36,850	404,765
1.90%, 03/20/53	JPY	34,950	403,269
2.00%, 03/20/52	JPY	58,000	684,578
2.20%, 03/20/49	JPY	44,400	544,517
2.20%, 03/20/50	JPY	32,650	400,975

376

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2017

Security	Principal (000s)		Value
2.20%, 03/20/51	JPY	57,200	$704,130
2.40%, 03/20/48	JPY	24,900	316,781
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	61,600	560,608
0.10%, 06/20/26	JPY	75,000	682,063
0.10%, 09/20/26	JPY	122,450	1,113,226
0.10%, 12/20/26	JPY	83,000	754,320
0.10%, 03/20/27	JPY	87,000	789,996
0.10%, 06/20/27	JPY	54,100	490,814
0.30%, 12/20/24	JPY	77,450	716,722
0.30%, 12/20/25	JPY	71,550	662,434
0.40%, 03/20/25	JPY	74,300	692,951
0.40%, 06/20/25	JPY	101,600	947,736
0.40%, 09/20/25	JPY	42,150	393,394
0.50%, 09/20/24	JPY	71,350	669,242
0.50%, 12/20/24	JPY	50,400	473,143
0.60%, 03/20/23	JPY	64,100	601,401
0.60%, 09/20/23	JPY	19,350	181,956
0.60%, 12/20/23	JPY	145,550	1,370,326
0.60%, 03/20/24	JPY	80,700	760,659
0.60%, 06/20/24	JPY	79,050	745,980
0.70%, 12/20/22	JPY	67,550	636,087
0.80%, 09/20/20	JPY	101,150	940,738
0.80%, 06/20/22	JPY	121,450	1,145,144
0.80%, 09/20/22	JPY	79,700	753,051
0.80%, 12/20/22	JPY	136,950	1,296,287
0.80%, 06/20/23	JPY	138,100	1,312,109
0.80%, 09/20/23	JPY	35,050	333,491
0.90%, 03/20/22	JPY	86,500	817,732
0.90%, 06/20/22	JPY	81,100	768,283
1.00%, 09/20/20	JPY	203,900	1,907,945
1.00%, 09/20/21	JPY	140,050	1,323,704
1.00%, 12/20/21	JPY	135,650	1,284,842
1.00%, 03/20/22	JPY	155,800	1,479,406
1.10%, 06/20/20	JPY	77,450	724,930
1.10%, 03/20/21	JPY	37,350	352,417
1.10%, 06/20/21	JPY	51,450	486,837
1.10%, 09/20/21	JPY	77,750	737,786
1.10%, 12/20/21	JPY	87,550	832,737
1.20%, 12/20/20	JPY	311,850	2,944,364
1.20%, 06/20/21	JPY	123,400	1,171,996
1.30%, 12/20/18	JPY	166,100	1,532,699
1.30%, 03/20/19	JPY	96,500	893,517
1.30%, 09/20/19	JPY	33,200	309,528
1.30%, 12/20/19	JPY	53,550	500,844
1.30%, 03/20/20	JPY	34,050	319,493
1.30%, 06/20/20	JPY	63,500	597,680
1.30%, 03/20/21	JPY	198,800	1,888,865
1.40%, 12/20/18	JPY	138,100	1,276,064
1.40%, 06/20/19	JPY	60,200	560,387
1.40%, 09/20/19	JPY	82,300	768,888
1.40%, 03/20/20	JPY	70,850	666,475
1.50%, 06/20/18	JPY	40,050	367,639
1.50%, 09/20/18	JPY	143,500	1,322,519
1.50%, 03/20/19	JPY	55,800	518,317
1.50%, 06/20/19	JPY	93,700	873,832
1.70%, 03/20/18	JPY	10,150	92,913
1.70%, 06/20/18	JPY	26,000	239,084
1.80%, 06/20/18	JPY	26,550	244,353
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	53,100	413,992

Security	Principal (000s)		Value
0.50%, 09/20/46	JPY	50,600	$417,100
0.60%, 12/20/46	JPY	61,200	517,659
0.80%, 03/20/46	JPY	53,800	482,401
0.80%, 03/20/47	JPY	75,000	668,352
0.80%, 06/20/47	JPY	46,350	412,509
1.10%, 03/20/33	JPY	16,750	168,814
1.40%, 09/20/45	JPY	28,550	295,683
1.40%, 12/20/45	JPY	38,950	403,290
1.50%, 12/20/44	JPY	38,950	412,564
1.50%, 03/20/45	JPY	55,900	592,066
1.60%, 06/20/45	JPY	25,650	277,318
1.70%, 06/20/33	JPY	20,550	224,094
1.70%, 12/20/43	JPY	72,350	797,935
1.70%, 03/20/44	JPY	53,550	590,763
1.70%, 06/20/44	JPY	45,500	502,108
1.70%, 09/20/44	JPY	54,200	598,277
1.80%, 11/22/32	JPY	18,000	198,519
1.80%, 03/20/43	JPY	74,100	831,829
1.80%, 09/20/43	JPY	65,950	741,085
1.90%, 09/20/42	JPY	118,900	1,357,856
1.90%, 06/20/43	JPY	60,150	688,261
2.00%, 12/20/33	JPY	7,650	86,800
2.00%, 09/20/40	JPY	101,800	1,177,350
2.00%, 09/20/41	JPY	97,500	1,130,901
2.00%, 03/20/42	JPY	88,900	1,031,874
2.10%, 09/20/33	JPY	15,550	178,477
2.20%, 09/20/39	JPY	77,000	915,617
2.20%, 03/20/41	JPY	88,250	1,056,588
2.30%, 05/20/32	JPY	4,800	55,948
2.30%, 03/20/35	JPY	27,200	322,658
2.30%, 06/20/35	JPY	20,050	237,998
2.30%, 12/20/35	JPY	5,950	70,763
2.30%, 12/20/36	JPY	18,550	221,475
2.30%, 03/20/39	JPY	89,800	1,081,355
2.30%, 03/20/40	JPY	90,250	1,093,438
2.40%, 11/20/31	JPY	6,600	77,410
2.40%, 03/20/34	JPY	29,900	356,936
2.40%, 12/20/34	JPY	38,000	455,697
2.40%, 03/20/37	JPY	51,250	620,798
2.40%, 09/20/38	JPY	79,200	965,094
2.50%, 06/20/34	JPY	25,500	308,885
2.50%, 09/20/34	JPY	34,700	420,803
2.50%, 09/20/35	JPY	26,550	323,682
2.50%, 03/20/36	JPY	29,800	364,415
2.50%, 06/20/36	JPY	30,200	369,539
2.50%, 09/20/36	JPY	36,900	452,167
2.50%, 09/20/37	JPY	39,650	487,444
2.50%, 03/20/38	JPY	67,700	834,831
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	79,100	673,003
0.40%, 03/20/36	JPY	55,000	487,198
0.50%, 09/20/36	JPY	93,550	839,313
0.60%, 12/20/36	JPY	103,200	940,507
0.60%, 06/20/37	JPY	38,500	349,362
0.70%, 03/20/37	JPY	94,000	870,241
0.80%, 06/20/23	JPY	8,850	84,085
1.00%, 03/20/23	JPY	22,500	215,700
1.00%, 12/20/35	JPY	85,000	836,130
1.20%, 12/20/34	JPY	81,450	828,941
1.20%, 03/20/35	JPY	73,050	743,319
1.20%, 09/20/35	JPY	76,850	780,998
1.30%, 06/20/35	JPY	61,300	632,817
1.40%, 12/20/22	JPY	19,000	185,412
1.40%, 09/20/34	JPY	96,000	1,006,517

377

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2017

Security	Principal (000s)		Value
1.50%, 06/20/32	JPY	43,900	$465,886
1.50%, 03/20/33	JPY	48,400	514,583
1.50%, 03/20/34	JPY	72,350	769,485
1.50%, 06/20/34	JPY	85,000	903,795
1.60%, 06/20/30	JPY	43,800	466,382
1.60%, 03/20/32	JPY	77,700	833,650
1.60%, 06/20/32	JPY	30,650	329,229
1.60%, 03/20/33	JPY	59,100	636,303
1.60%, 12/20/33	JPY	48,850	526,101
1.70%, 12/20/22	JPY	21,000	208,006
1.70%, 09/20/31	JPY	49,400	535,212
1.70%, 12/20/31	JPY	50,250	545,189
1.70%, 03/20/32	JPY	44,300	481,272
1.70%, 06/20/32	JPY	38,750	421,538
1.70%, 09/20/32	JPY	110,450	1,202,180
1.70%, 12/20/32	JPY	86,050	937,707
1.70%, 06/20/33	JPY	80,350	876,204
1.70%, 09/20/33	JPY	81,600	890,743
1.80%, 12/20/23	JPY	60,000	606,565
1.80%, 06/20/30	JPY	50,100	545,203
1.80%, 09/20/30	JPY	37,850	412,690
1.80%, 06/20/31	JPY	31,800	348,109
1.80%, 09/20/31	JPY	64,000	701,292
1.80%, 12/20/31	JPY	98,100	1,076,645
1.80%, 03/20/32	JPY	49,750	546,816
1.80%, 12/20/32	JPY	39,950	440,656
1.90%, 03/22/21	JPY	1,950	18,915
1.90%, 06/20/22	JPY	15,000	148,818
1.90%, 09/20/23	JPY	25,000	253,168
1.90%, 12/20/23	JPY	52,000	528,697
1.90%, 03/20/24	JPY	18,050	184,239
1.90%, 03/20/25	JPY	14,500	150,194
1.90%, 06/20/25	JPY	19,200	199,628
1.90%, 12/20/28	JPY	63,050	684,292
1.90%, 03/20/29	JPY	47,350	514,836
1.90%, 09/20/30	JPY	46,200	509,084
1.90%, 03/20/31	JPY	34,950	386,368
1.90%, 06/20/31	JPY	59,400	657,467
2.00%, 06/21/21	JPY	2,650	25,912
2.00%, 03/21/22	JPY	100	992
2.00%, 12/20/24	JPY	62,300	647,323
2.00%, 03/20/25	JPY	7,050	73,512
2.00%, 06/20/25	JPY	13,800	144,467
2.00%, 09/20/25	JPY	20,650	217,024
2.00%, 12/20/25	JPY	29,450	310,564
2.00%, 03/20/27	JPY	17,350	186,187
2.00%, 06/20/30	JPY	43,700	485,503
2.00%, 12/20/30	JPY	41,450	462,539
2.00%, 03/20/31	JPY	40,550	453,127
2.10%, 12/20/21	JPY	41,850	414,796
2.10%, 03/20/24	JPY	36,900	381,079
2.10%, 09/20/24	JPY	83,400	868,169
2.10%, 03/20/25	JPY	14,900	156,395
2.10%, 06/20/25	JPY	14,150	149,139
2.10%, 09/20/25	JPY	18,850	199,493
2.10%, 12/20/25	JPY	25,000	265,530
2.10%, 03/20/26	JPY	9,600	102,318
2.10%, 12/20/26	JPY	64,350	693,556
2.10%, 03/20/27	JPY	44,400	480,313
2.10%, 06/20/27	JPY	9,100	98,765
2.10%, 09/20/27	JPY	30,300	329,904

Security	Principal (000s)		Value
2.10%, 12/20/27	JPY	73,850	$806,966
2.10%, 06/20/28	JPY	18,450	202,816
2.10%, 09/20/28	JPY	54,750	603,625
2.10%, 12/20/28	JPY	43,000	475,423
2.10%, 03/20/29	JPY	46,500	515,517
2.10%, 06/20/29	JPY	55,850	620,878
2.10%, 09/20/29	JPY	74,900	834,885
2.10%, 12/20/29	JPY	59,950	669,555
2.10%, 03/20/30	JPY	71,700	802,752
2.10%, 12/20/30	JPY	69,050	778,663
2.20%, 06/22/20	JPY	1,200	11,579
2.20%, 09/21/20	JPY	71,850	696,768
2.20%, 12/20/21	JPY	800	7,961
2.20%, 03/20/24	JPY	14,750	153,215
2.20%, 06/20/24	JPY	30,750	320,869
2.20%, 03/20/26	JPY	10,700	114,875
2.20%, 06/20/26	JPY	17,050	183,804
2.20%, 09/20/26	JPY	66,000	714,081
2.20%, 09/20/27	JPY	28,350	311,251
2.20%, 03/20/28	JPY	50,000	552,749
2.20%, 09/20/28	JPY	47,600	529,530
2.20%, 06/20/29	JPY	24,450	274,392
2.20%, 12/20/29	JPY	26,800	302,259
2.20%, 03/20/30	JPY	41,700	471,533
2.20%, 03/20/31	JPY	40,600	463,405
2.30%, 09/20/18	JPY	3,150	29,288
2.30%, 06/20/26	JPY	36,300	394,233
2.30%, 09/20/26	JPY	2,900	31,615
2.30%, 06/20/27	JPY	24,000	264,740
2.30%, 06/20/28	JPY	16,250	181,796
2.40%, 03/20/20	JPY	1,100	10,607
2.40%, 06/20/24	JPY	50,000	527,974
2.40%, 03/20/28	JPY	26,500	298,005
2.40%, 06/20/28	JPY	50,000	564,243
2.50%, 03/20/20	JPY	1,150	11,117
2.50%, 12/21/20	JPY	119,000	1,171,110
2.90%, 09/20/19	JPY	550	5,296
Japan Government Two Year Bond
0.10%, 05/15/18	JPY	500	4,533
0.10%, 06/15/18	JPY	500	4,534
0.10%, 07/15/18	JPY	39,000	353,695
0.10%, 08/15/18	JPY	72,000	653,099
0.10%, 11/15/18	JPY	61,500	558,161
0.10%, 02/15/19	JPY	47,750	433,611
0.10%, 03/15/19	JPY	75,050	681,634
0.10%, 04/15/19	JPY	207,250	1,882,684

			147,117,802

NETHERLANDS — 4.61%
Netherlands Government Bond
0.00%, 01/15/22[b]	EUR	1,024	1,220,287
0.25%, 01/15/20	EUR	480	577,691
0.25%, 07/15/25[b]	EUR	1,100	1,287,213
0.50%, 07/15/26[b]	EUR	1,250	1,472,844
0.75%, 07/15/27[b]	EUR	840	999,190
1.25%, 01/15/19[b]	EUR	1,475	1,788,379
1.75%, 07/15/23[b]	EUR	1,918	2,498,174
2.00%, 07/15/24[b]	EUR	1,265	1,680,058
2.25%, 07/15/22[b]	EUR	1,283	1,695,455
2.50%, 01/15/33[b]	EUR	1,201	1,728,578
2.75%, 01/15/47[b]	EUR	990	1,559,131
3.25%, 07/15/21[b]	EUR	1,075	1,450,264
3.50%, 07/15/20[b]	EUR	557	735,222

378

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2017

Security	Principal (000s)		Value
3.75%, 01/15/23	EUR	826	$1,179,473
3.75%, 01/15/42[b]	EUR	1,226	2,208,231
4.00%, 07/15/18[b]	EUR	1,455	1,791,586
4.00%, 07/15/19[b]	EUR	1,502	1,932,910
4.00%, 01/15/37[b]	EUR	1,184	2,111,677
5.50%, 01/15/28	EUR	1,145	2,015,653
7.50%, 01/15/23[b]	EUR	654	1,091,460

			31,023,476

NORWAY — 1.73%
Norway Government Bond
1.50%, 02/19/26[b]	NOK	7,616	958,309
1.75%, 03/13/25[b]	NOK	11,610	1,499,191
1.75%, 02/17/27[b]	NOK	8,350	1,065,123
2.00%, 05/24/23[b]	NOK	15,836	2,089,801
3.00%, 03/14/24[b]	NOK	14,110	1,971,157
3.75%, 05/25/21[b]	NOK	18,306	2,560,254
4.50%, 05/22/19[b]	NOK	11,057	1,496,951

			11,640,786

PORTUGAL — 4.63%
Portugal Obrigacoes do Tesouro OT
2.20%, 10/17/22[b]	EUR	980	1,215,410
2.88%, 10/15/25[b]	EUR	3,145	3,840,683
2.88%, 07/21/26[b]	EUR	1,893	2,277,981
3.85%, 04/15/21[b]	EUR	2,986	3,941,018
3.88%, 02/15/30[b]	EUR	1,338	1,667,933
4.10%, 04/15/37[b]	EUR	2,041	2,591,138
4.10%, 02/15/45[b]	EUR	350	431,393
4.13%, 04/14/27[b]	EUR	1,100	1,434,171
4.75%, 06/14/19[b]	EUR	2,895	3,711,027
4.80%, 06/15/20[b]	EUR	3,596	4,792,080
4.95%, 10/25/23[b]	EUR	562	790,179
5.65%, 02/15/24[b]	EUR	3,126	4,510,716

			31,203,729

SPAIN — 4.78%
Spain Government Bond
0.25%, 04/30/18	EUR	150	177,735
0.25%, 01/31/19	EUR	804	956,452
0.75%, 07/30/21	EUR	647	785,183
1.15%, 07/30/20	EUR	710	869,988
1.30%, 10/31/26[b]	EUR	675	791,198
1.40%, 01/31/20	EUR	434	532,379
1.50%, 04/30/27[b]	EUR	1,650	1,946,275
1.60%, 04/30/25[b]	EUR	1,474	1,807,569
1.95%, 04/30/26[b]	EUR	450	558,842
1.95%, 07/30/30[b]	EUR	237	280,397
2.15%, 10/31/25[b]	EUR	646	817,961
2.75%, 04/30/19	EUR	871	1,082,532
2.75%, 10/31/24[b]	EUR	800	1,061,765
2.90%, 10/31/46[b]	EUR	320	382,681
3.45%, 07/30/66[b]	EUR	160	201,594
3.75%, 10/31/18	EUR	125	155,152
3.80%, 04/30/24[b]	EUR	303	427,281
4.00%, 04/30/20[b]	EUR	2,161	2,840,450
4.10%, 07/30/18[b]	EUR	640	788,372
4.20%, 01/31/37[b]	EUR	995	1,506,883

Security	Principal (000s)		Value
4.30%, 10/31/19[b]	EUR	652	$847,459
4.40%, 10/31/23[b]	EUR	577	836,177
4.60%, 07/30/19[b]	EUR	689	891,753
4.65%, 07/30/25[b]	EUR	995	1,490,090
4.70%, 07/30/41[b]	EUR	558	901,256
4.80%, 01/31/24[b]	EUR	397	588,969
4.85%, 10/31/20[b]	EUR	494	676,034
4.90%, 07/30/40[b]	EUR	591	979,306
5.15%, 10/31/28[b]	EUR	380	605,833
5.15%, 10/31/44[b]	EUR	145	248,957
5.40%, 01/31/23[b]	EUR	609	910,654
5.50%, 04/30/21[b]	EUR	716	1,018,299
5.75%, 07/30/32	EUR	601	1,048,740
5.85%, 01/31/22[b]	EUR	756	1,118,684
5.90%, 07/30/26[b]	EUR	400	653,900
6.00%, 01/31/29	EUR	818	1,395,594

			32,182,394

SWEDEN — 3.38%
Sweden Government Bond
0.75%, 05/12/28	SEK	10,550	1,279,295
1.00%, 11/12/26	SEK	17,700	2,241,490
1.50%, 11/13/23[b]	SEK	32,250	4,283,456
2.50%, 05/12/25	SEK	19,740	2,806,057
3.50%, 06/01/22	SEK	30,795	4,443,871
3.50%, 03/30/39	SEK	12,495	2,067,663
4.25%, 03/12/19	SEK	18,460	2,465,510
5.00%, 12/01/20	SEK	22,040	3,210,495

			22,797,837

SWITZERLAND — 1.24%
Swiss Confederation Government Bond
1.50%, 04/30/42[a]	CHF	20	25,699
2.00%, 04/28/21[a]	CHF	606	688,040
2.25%, 07/06/20[a]	CHF	1,332	1,497,569
3.00%, 05/12/19[a]	CHF	1,361	1,504,966
4.00%, 02/11/23[a]	CHF	1,340	1,723,663
4.00%, 04/08/28[a]	CHF	1,982	2,894,956

			8,334,893

UNITED KINGDOM — 4.88%
United Kingdom Gilt
1.50%, 01/22/21[a]	GBP	1,805	2,471,504
1.50%, 07/22/26[a]	GBP	430	585,350
1.50%, 07/22/47[a]	GBP	240	290,331
1.75%, 09/07/22[a]	GBP	2,322	3,241,135
1.75%, 07/22/57[a]	GBP	370	489,504
2.00%, 07/22/20[a]	GBP	1,000	1,383,920
2.00%, 09/07/25[a]	GBP	638	907,713
2.25%, 09/07/23[a]	GBP	88	126,608
2.50%, 07/22/65[a]	GBP	237	394,308
2.75%, 09/07/24[a]	GBP	467	696,228
3.25%, 01/22/44[a]	GBP	653	1,101,658
3.50%, 01/22/45[a]	GBP	768	1,358,018
3.50%, 07/22/68[a]	GBP	625	1,328,036
3.75%, 09/07/19[a]	GBP	170	240,670
3.75%, 09/07/20[a]	GBP	772	1,125,362
3.75%, 09/07/21[a]	GBP	414	620,740
3.75%, 07/22/52[a]	GBP	618	1,229,191
4.00%, 03/07/22[a]	GBP	425	650,209
4.00%, 01/22/60[a]	GBP	457	1,016,365

379

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2017

Security	Principal or Shares (000s)		Value
4.25%, 12/07/27[a]	GBP	444	$756,721
4.25%, 06/07/32[a]	GBP	540	961,894
4.25%, 03/07/36[a]	GBP	665	1,222,972
4.25%, 09/07/39[a]	GBP	225	425,428
4.25%, 12/07/40[a]	GBP	452	864,864
4.25%, 12/07/46[a]	GBP	460	930,532
4.25%, 12/07/49[a]	GBP	450	943,033
4.25%, 12/07/55[a]	GBP	657	1,472,317
4.50%, 09/07/34[a]	GBP	669	1,248,830
4.50%, 12/07/42[a]	GBP	538	1,085,628
4.75%, 03/07/20[a]	GBP	190	279,779
4.75%, 12/07/30[a]	GBP	496	912,438
4.75%, 12/07/38[a]	GBP	478	958,094
5.00%, 03/07/25[a]	GBP	383	656,872
6.00%, 12/07/28[a]	GBP	305	601,627
8.00%, 06/07/21[a]	GBP	171	291,350

			32,869,229

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $644,357,531)			655,059,003

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]		72	71,709

			71,709

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,709)			71,709

TOTAL INVESTMENTS IN SECURITIES — 97.28%
(Cost: $644,429,240)[e]			655,130,712
Other Assets, Less Liabilities — 2.72%			18,316,212

NET ASSETS — 100.00%			$673,446,924

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $646,484,427. Net unrealized appreciation was $8,646,285, of which $23,494,791 represented gross unrealized appreciation on securities and $14,848,506 represented gross unrealized depreciation on securities.

380

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$655,059,003	$—	$655,059,003
Money market funds	71,709	—	—	71,709

Total	$71,709	$655,059,003	$—	$655,130,712

381

Schedule of Investments  (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 15.97%

AZERBAIJAN — 0.51%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	$55,000	$60,417,500

		60,417,500
CHILE — 1.39%
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	37,915	38,210,737
3.63%, 08/01/27 (Call 05/01/27)[c]	1,000	992,460
3.75%, 11/04/20[b]	29,424	30,968,760
3.88%, 11/03/21[b]	35,293	37,229,880
4.50%, 09/16/25[b]	53,334	56,816,177
4.50%, 08/01/47 (Call 02/01/47)[c]	1,000	993,530

		165,211,544
CHINA — 3.29%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	13,140	13,345,669
Charming Light Investments Ltd.
3.75%, 09/03/19[b]	10,636	10,835,023
China Development Bank
2.50%, 10/09/20[b]	24,239	24,239,196
China Development Bank Corp.
2.13%, 06/01/21[b]	15,544	15,303,775
2.63%, 01/24/22[b]	11,450	11,435,688
China Development Bank Corp./Hong Kong
1.92%, 03/06/22[b,d]	11,000	10,989,559
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[b]	15,921	17,095,174
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	12,793	13,544,589
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	25,054	26,275,382
4.88%, 05/17/42[b]	12,609	13,860,336
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	19,225	20,620,066
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[b]	20,911	22,304,543
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[b]	42,549	42,771,387
3.25%, 04/28/25[b]	23,047	22,902,956
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21[b]	21,650	21,115,559
Sinopec Group Overseas Development 2017 Ltd.
2.38%, 04/12/20[b]	3,100	3,104,443
3.00%, 04/12/22	4,400	4,449,817
3.63%, 04/12/27[b]	9,200	9,280,612
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	15,685	15,829,454
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[b]	18,784	19,917,676
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22[b]	5,400	5,403,762
3.50%, 05/04/27[b]	37,328	37,451,138

Security	Principal (000s)	Value
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 06/02/26[b]	$8,234	$8,028,150

		390,103,954
INDONESIA — 1.21%
Majapahit Holding BV
7.75%, 01/20/20[b]	10,126	11,353,777
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	13,400	13,668,000
Pertamina Persero PT
4.30%, 05/20/23[b]	16,642	17,316,334
4.88%, 05/03/22[b]	11,844	12,687,885
5.25%, 05/23/21[b]	7,527	8,129,160
5.63%, 05/20/43[b]	18,403	19,499,267
6.00%, 05/03/42[b]	12,030	13,264,759
6.45%, 05/30/44[b]	12,240	14,239,649
Perusahaan Listrik Negara PT
4.13%, 05/15/27[b]	10,000	9,986,343
5.25%, 10/24/42[b]	13,960	14,204,300
5.50%, 11/22/21[b]	8,280	9,056,250

		143,405,724
KAZAKHSTAN — 1.59%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	29,037	28,855,519
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	27,455	29,651,400
KazMunayGas National Co. JSC
4.75%, 04/19/27[b]	28,000	27,841,414
5.75%, 04/19/47[b]	31,776	30,553,083
6.38%, 04/09/21[b]	28,366	30,989,855
7.00%, 05/05/20[b]	37,237	40,681,423

		188,572,694
MALAYSIA — 1.34%
Petronas Capital Ltd.
3.50%, 03/18/25[b]	29,254	30,249,558
4.50%, 03/18/45[b]	40,211	43,588,724
7.88%, 05/22/22[b]	33,393	41,328,930
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[b]	43,445	43,988,062

		159,155,274
MEXICO — 3.27%
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/25[b]	9,524	9,857,340
Comision Federal de Electricidad
4.75%, 02/23/27[b]	7,800	8,024,250
4.88%, 05/26/21[b]	6,786	7,244,055
4.88%, 01/15/24[b]	9,400	9,964,000
Mexico City Airport Trust
4.25%, 10/31/26 (Call 07/31/26)[b]	8,000	8,192,000
5.50%, 10/31/46 (Call 04/30/46)[b]	7,350	7,487,812
Petroleos Mexicanos
3.50%, 07/23/20	10,781	11,018,182
3.50%, 01/30/23	19,297	18,911,060
4.25%, 01/15/25	5,605	5,562,963
4.50%, 01/23/26	14,613	14,539,935
4.63%, 09/21/23	18,808	19,362,836

382

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2017

Security	Principal (000s)	Value
4.88%, 01/24/22	$13,101	$13,669,583
4.88%, 01/18/24	15,450	15,990,750
5.38%, 03/13/22[b]	3,233	3,444,762
5.50%, 01/21/21	18,041	19,362,503
5.50%, 06/27/44	21,770	19,973,975
5.63%, 01/23/46	24,216	22,233,678
6.00%, 03/05/20	10,500	11,326,875
6.38%, 02/04/21	5,264	5,764,080
6.38%, 01/23/45	17,919	18,066,832
6.50%, 03/13/27[b]	25,182	27,725,382
6.50%, 06/02/41	25,173	25,896,724
6.63%, 06/15/35	22,573	24,027,830
6.75%, 09/21/47	28,674	30,165,048
6.88%, 08/04/26	22,445	25,383,050
FRN, (3 mo. LIBOR US + 3.650%)
4.88%, 03/11/22[b,d]	4,540	4,946,898

		388,142,403
OMAN — 0.23%
Lamar Funding Ltd.
3.96%, 05/07/25[b]	28,871	27,117,087
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24[b]	500	497,961

		27,615,048
PERU — 0.49%
Petroleos del Peru SA
4.75%, 06/19/32[c]	7,000	7,157,515
4.75%, 06/19/32[b]	21,000	21,472,500
5.63%, 06/19/47[c]	13,100	13,611,531
5.63%, 06/19/47[b]	14,970	15,554,578

		57,796,124
PHILIPPINES — 0.26%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	24,267	31,152,761

		31,152,761
RUSSIA — 0.66%
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[b]	15,699	16,845,027
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	18,800	20,069,000
6.03%, 07/05/22[b]	9,700	10,354,750
6.80%, 11/22/25[b]	13,558	15,083,275
6.90%, 07/09/20[b]	14,878	16,105,435

		78,457,487
SOUTH AFRICA — 0.90%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	38,869	39,082,779
6.75%, 08/06/23[b]	21,393	21,639,020
7.13%, 02/11/25[b]	25,682	26,017,150

Security	Principal (000s)	Value
Transnet SOC Ltd.
4.00%, 07/26/22[b]	$20,291	$19,809,089

		106,548,038
VENEZUELA — 0.83%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	31,272	10,191,610
5.50%, 04/12/37[b]	12,173	3,963,529
6.00%, 05/16/24[b]	36,406	12,059,413
6.00%, 11/15/26[b]	49,243	15,841,473
8.50%, 10/27/20[b]	35,139	23,191,740
9.00%, 11/17/21[b]	23,684	9,266,365
9.75%, 05/17/35[b]	27,266	10,692,453
12.75%, 02/17/22[b]	27,798	12,787,080

		97,993,663

TOTAL CORPORATE BONDS & NOTES (Cost: $1,910,198,451)		1,894,572,214

FOREIGN GOVERNMENT OBLIGATIONS[a] — 82.33%

ANGOLA — 0.38%
Angolan Government International Bond
9.50%, 11/12/25[b]	42,422	45,126,403

		45,126,403
ARGENTINA — 3.70%
Argentine Republic Government International Bond
2.50%, 12/31/38[e]	65,257	42,221,295
5.63%, 01/26/22	38,847	39,818,175
6.63%, 07/06/28	12,308	12,308,000
6.88%, 04/22/21	54,868	58,983,100
6.88%, 01/26/27	44,369	45,589,148
7.13%, 07/06/36	24,297	23,993,288
7.13%, 06/28/99[c]	27,500	24,978,388
7.50%, 04/22/26	75,539	81,128,886
7.63%, 04/22/46	34,489	35,454,692
8.28%, 12/31/33	69,573	74,971,478

		439,446,450
AZERBAIJAN — 0.51%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[b]	33,044	33,638,792
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	27,299	26,916,814

		60,555,606
BOLIVIA — 0.24%
Bolivian Government International Bond
4.50%, 03/20/28[b]	29,213	28,409,643

		28,409,643
BRAZIL — 3.72%
Banco Nacional de Desenvolvimento Economico e Social
4.75%, 05/09/24[b]	20,628	20,398,700
5.75%, 09/26/23[b]	14,247	15,173,055

383

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[b]	$17,681	$17,592,595
Brazilian Government International Bond
2.63%, 01/05/23	34,919	32,893,698
4.25%, 01/07/25	65,330	65,330,000
4.88%, 01/22/21	42,030	44,530,785
5.00%, 01/27/45	49,464	44,319,744
5.63%, 01/07/41	32,126	31,611,984
5.63%, 02/21/47	21,674	21,153,824
6.00%, 04/07/26	40,038	43,961,724
7.13%, 01/20/37	31,885	37,066,312
8.25%, 01/20/34	21,026	26,808,150
8.88%, 04/15/24	14,081	18,023,680
10.13%, 05/15/27	15,470	22,199,450

		441,063,701
CHILE — 0.66%
Chile Government International Bond
3.13%, 01/21/26	42,527	43,164,905
3.86%, 06/21/47	34,400	34,720,948

		77,885,853
CHINA — 0.49%
Export-Import Bank of China (The)
2.00%, 04/26/21[b]	17,067	16,746,041
2.63%, 03/14/22[b]	16,450	16,409,788
2.88%, 04/26/26[b]	12,458	12,037,543
3.63%, 07/31/24[b]	12,837	13,302,341

		58,495,713
COLOMBIA — 3.37%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	18,130	17,722,075
3.88%, 04/25/27 (Call 01/25/27)	18,456	18,603,648
4.00%, 02/26/24 (Call 11/26/23)	39,661	41,197,864
4.38%, 07/12/21	32,438	34,546,470
4.50%, 01/28/26 (Call 10/28/25)	29,165	31,031,560
5.00%, 06/15/45 (Call 12/15/44)	80,677	81,806,478
5.63%, 02/26/44 (Call 08/26/43)	51,471	56,463,687
6.13%, 01/18/41	48,089	55,735,151
7.38%, 09/18/37	30,343	39,294,179
8.13%, 05/21/24	18,760	23,895,550

		400,296,662
COSTA RICA — 0.72%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	26,494	25,931,003
7.00%, 04/04/44[b]	26,030	27,168,812
7.16%, 03/12/45[b]	30,250	31,989,375

		85,089,190
CROATIA — 1.92%
Croatia Government International Bond
5.50%, 04/04/23[b]	47,558	52,789,380
6.00%, 01/26/24[b]	48,402	55,178,280

Security	Principal (000s)	Value
6.38%, 03/24/21[b]	$53,219	$59,259,356
6.63%, 07/14/20[b]	39,178	43,291,690
6.75%, 11/05/19[b]	16,081	17,508,189

		228,026,895
DOMINICAN REPUBLIC — 2.65%
Dominican Republic International Bond
5.50%, 01/27/25[b]	42,461	44,690,202
5.88%, 04/18/24[b]	28,678	30,793,003
5.95%, 01/25/27[b]	37,025	39,524,188
6.85%, 01/27/45[b]	55,575	60,437,812
6.88%, 01/29/26[b]	43,480	49,404,150
7.45%, 04/30/44[b]	45,468	53,083,890
7.50%, 05/06/21[b]	32,500	35,953,125

		313,886,370
ECUADOR — 2.26%
Ecuador Government International Bond
7.95%, 06/20/24[b]	48,884	46,745,325
8.75%, 06/02/23[c]	28,320	28,342,831
8.75%, 06/02/23[b]	1,000	1,000,806
9.63%, 06/02/27[b]	28,100	28,710,894
9.65%, 12/13/26[b]	51,917	53,085,133
10.50%, 03/24/20[b]	45,672	48,355,230
10.75%, 03/28/22[b]	57,414	62,007,120

		268,247,339
EGYPT — 2.29%
Egypt Government International Bond
5.75%, 04/29/20[b]	46,089	47,759,726
5.88%, 06/11/25[b]	36,763	36,395,370
6.13%, 01/31/22[b]	48,975	50,566,687
7.50%, 01/31/27[b]	53,605	57,625,375
8.50%, 01/31/47[b]	73,249	79,749,849

		272,097,007
EL SALVADOR — 0.23%
El Salvador Government International Bond
7.65%, 06/15/35[b]	29,332	27,132,100

		27,132,100
ETHIOPIA — 0.22%
Ethiopia International Bond
6.63%, 12/11/24[b]	25,712	25,808,420

		25,808,420
GABON — 0.35%
Gabon Government International Bond
6.38%, 12/12/24[b]	42,741	41,832,754

		41,832,754
GHANA — 0.49%
Ghana Government International Bond
7.88%, 08/07/23[b]	29,308	30,223,963
8.13%, 01/18/26[b]	26,812	27,649,875

		57,873,838

384

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2017

Security	Principal (000s)	Value
HUNGARY — 3.35%
Hungary Government International Bond
5.38%, 02/21/23	$51,306	$57,462,720
5.38%, 03/25/24	55,486	63,045,967
5.75%, 11/22/23	58,370	67,271,425
6.25%, 01/29/20	56,476	61,629,435
6.38%, 03/29/21	86,120	97,100,300
7.63%, 03/29/41	33,156	50,272,785

		396,782,632
INDIA — 0.23%
Export-Import Bank of India
3.38%, 08/05/26[b]	27,630	27,078,129

		27,078,129
INDONESIA — 3.71%
Indonesia Government International Bond
3.38%, 04/15/23[b]	15,665	15,802,069
3.75%, 04/25/22[b]	16,123	16,646,998
3.85%, 07/18/27[c]	2,200	2,225,492
4.13%, 01/15/25[b]	20,844	21,651,705
4.35%, 01/08/27[b]	15,839	16,630,950
4.63%, 04/15/43[b]	10,312	10,595,580
4.75%, 01/08/26[b]	23,019	24,860,520
4.75%, 07/18/47[c]	2,100	2,176,511
4.88%, 05/05/21[b]	4,731	5,079,911
4.88%, 05/05/21[b]	16,666	17,895,118
5.13%, 01/15/45[b]	17,314	18,764,048
5.25%, 01/17/42[b]	23,150	25,378,187
5.25%, 01/08/47[b]	11,807	13,046,735
5.38%, 10/17/23[b]	10,290	11,486,213
5.88%, 03/13/20[b]	18,092	19,742,895
5.88%, 01/15/24[b]	19,086	21,829,612
5.95%, 01/08/46[b]	11,055	13,321,275
6.63%, 02/17/37[b]	15,411	19,456,387
6.75%, 01/15/44[b]	21,016	27,662,310
7.75%, 01/17/38[b]	16,956	23,929,155
8.50%, 10/12/35[b]	15,894	23,304,577
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/22[b]	6,171	6,240,424
3.40%, 03/29/22[b]	10,400	10,556,000
4.15%, 03/29/27[b]	21,900	22,365,375
4.33%, 05/28/25[b]	16,249	16,919,271
4.35%, 09/10/24[b]	14,860	15,584,425
4.55%, 03/29/26[b]	15,800	16,590,000

		439,741,743
IRAQ — 0.57%
Iraq International Bond
5.80%, 01/15/28[b] (Call 09/14/17)	73,495	67,431,662

		67,431,662
IVORY COAST — 0.94%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 12/31/17)[b,e]	52,676	51,622,926

Security	Principal (000s)	Value
6.13%, 06/15/33[b]	$27,617	$27,101,433
6.13%, 06/15/33[c]	5,100	5,004,791
6.38%, 03/03/28[b]	27,357	28,109,317

		111,838,467
JAMAICA — 0.71%
Jamaica Government International Bond
6.75%, 04/28/28	37,312	42,489,040
8.00%, 03/15/39	35,477	42,217,630

		84,706,670
JORDAN — 0.48%
Jordan Government International Bond
5.75%, 01/31/27[b]	26,051	25,920,745
6.13%, 01/29/26[b]	30,019	30,831,815

		56,752,560
KAZAKHSTAN — 1.50%
Kazakhstan Government International Bond
3.88%, 10/14/24[b]	36,821	37,833,577
4.88%, 10/14/44[b]	20,980	21,189,800
5.13%, 07/21/25[b]	58,001	63,801,100
6.50%, 07/21/45[b]	45,701	55,024,004

		177,848,481
KENYA — 0.44%
Kenya Government International Bond
6.88%, 06/24/24[b]	51,615	52,776,338

		52,776,338
LEBANON — 2.85%
Lebanon Government International Bond
6.00%, 01/27/23[b]	40,321	39,766,586
6.10%, 10/04/22[b]	41,296	41,037,900
6.38%, 03/09/20	34,212	34,682,415
6.60%, 11/27/26[b]	39,166	38,970,170
6.60%, 11/27/26[b]	4,000	3,980,000
6.65%, 02/26/30[b]	37,089	36,532,665
6.75%, 11/29/27[b]	29,053	28,907,735
6.85%, 03/23/27[b]	38,401	38,701,263
7.00%, 03/23/32[b]	28,200	28,199,355
8.25%, 04/12/21[b]	43,646	46,755,778

		337,533,867
LITHUANIA — 1.34%
Lithuania Government International Bond
6.13%, 03/09/21[b]	36,475	41,079,969
6.63%, 02/01/22[b]	45,764	53,658,290
7.38%, 02/11/20[b]	56,562	63,773,655

		158,511,914
MALAYSIA — 1.14%
1MDB Global Investments Ltd.
4.40%, 03/09/23[b]	86,400	80,136,000
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[b]	27,468	27,502,335

385

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Malaysia Sukuk Global Bhd
3.18%, 04/27/26[b]	$27,108	$27,311,310

		134,949,645
MEXICO — 2.75%
Mexico Government International Bond
3.50%, 01/21/21	12,866	13,509,300
3.60%, 01/30/25	15,095	15,389,352
3.63%, 03/15/22	25,712	26,894,752
4.00%, 10/02/23	26,512	27,864,112
4.13%, 01/21/26	23,528	24,633,816
4.15%, 03/28/27	28,787	30,053,628
4.35%, 01/15/47	12,020	11,491,120
4.60%, 01/23/46	20,988	20,778,120
4.75%, 03/08/44	31,448	31,793,928
5.13%, 01/15/20	15,536	16,875,980
5.55%, 01/21/45	17,999	20,392,867
5.75%, 10/12/49	21,852	23,042,934
6.05%, 01/11/40	25,056	29,816,640
6.75%, 09/27/34	15,940	20,602,450
8.30%, 08/15/31	8,517	12,554,058

		325,693,057
MONGOLIA — 0.22%
Mongolia Government International Bond
5.13%, 12/05/22[b]	27,404	26,342,095

		26,342,095
MOROCCO — 0.36%
Morocco Government International Bond
4.25%, 12/11/22[b]	40,880	43,179,500

		43,179,500
NIGERIA — 0.37%
Nigeria Government International Bond
7.88%, 02/16/32[b]	39,671	43,836,455

		43,836,455
OMAN — 2.60%
Oman Government International Bond
3.63%, 06/15/21[b]	44,468	44,412,415
3.88%, 03/08/22[b]	24,972	25,096,860
4.75%, 06/15/26[b]	68,442	68,014,237
5.38%, 03/08/27[b]	52,470	54,306,450
6.50%, 03/08/47[b]	61,750	64,436,125
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24[c]	52,027	51,814,837

		308,080,924
PAKISTAN — 0.73%
Pakistan Government International Bond
6.75%, 12/03/19[b]	22,952	24,013,530
8.25%, 04/15/24[b]	32,525	36,249,438

Security	Principal (000s)	Value
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21[b]	$25,142	$25,801,977

		86,064,945
PANAMA — 2.11%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	34,863	36,257,520
3.88%, 03/17/28 (Call 12/17/27)	32,473	33,731,329
4.00%, 09/22/24 (Call 06/22/24)	36,579	38,728,016
4.50%, 05/15/47	33,450	34,552,761
5.20%, 01/30/20	32,904	35,618,580
6.70%, 01/26/36	54,340	71,049,550

		249,937,756
PARAGUAY — 0.24%
Paraguay Government International Bond
6.10%, 08/11/44[b]	25,018	28,145,250

		28,145,250
PERU — 2.77%
Peruvian Government International Bond
4.13%, 08/25/27	34,820	38,127,900
4.13%, 08/25/27	520	569,400
5.63%, 11/18/50	70,330	86,681,725
6.55%, 03/14/37	33,191	44,061,053
7.35%, 07/21/25	50,752	66,612,000
8.75%, 11/21/33	59,897	92,690,607

		328,742,685
PHILIPPINES — 3.71%
Philippine Government International Bond
3.70%, 03/01/41	34,571	34,657,427
3.70%, 02/02/42	40,370	40,470,925
3.95%, 01/20/40	31,432	32,728,570
4.00%, 01/15/21	24,639	26,209,736
4.20%, 01/21/24	23,438	25,635,313
5.00%, 01/13/37	21,417	25,352,374
5.50%, 03/30/26	23,853	28,653,416
6.38%, 01/15/32	23,582	31,010,330
6.38%, 10/23/34	34,141	45,876,969
7.75%, 01/14/31	35,758	51,759,705
9.50%, 02/02/30	33,106	53,383,425
10.63%, 03/16/25	28,911	44,342,246

		440,080,436
POLAND — 2.66%
Republic of Poland Government International Bond
3.00%, 03/17/23	50,960	51,788,100
3.25%, 04/06/26	49,553	50,420,178
4.00%, 01/22/24	51,128	54,706,960
5.00%, 03/23/22	86,935	96,280,512
5.13%, 04/21/21	57,185	62,832,019

		316,027,769
ROMANIA — 1.60%
Romanian Government International Bond
4.38%, 08/22/23[b]	41,514	44,419,980

386

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2017

Security	Principal (000s)	Value
4.88%, 01/22/24[b]	$28,106	$30,916,600
6.13%, 01/22/44[b]	30,954	39,272,888
6.75%, 02/07/22[b]	65,073	75,566,021

		190,175,489
RUSSIA — 3.70%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27[c]	4,000	4,034,790
4.50%, 04/04/22[b]	30,200	32,072,400
4.75%, 05/27/26[b]	36,000	37,674,000
4.88%, 09/16/23[b]	23,800	25,704,000
5.00%, 04/29/20[b]	38,300	40,550,125
5.25%, 06/23/47[c]	15,600	15,753,481
5.63%, 04/04/42[b]	39,600	43,084,800
5.88%, 09/16/43[b]	21,800	24,546,800
5.88%, 09/16/43[b]	400	450,400
7.50%, 03/31/30[b,e]	132,271	158,724,991
12.75%, 06/24/28[b]	31,760	55,699,100

		438,294,887
SENEGAL — 0.27%
Senegal Government International Bond
6.25%, 05/23/33[b]	30,810	31,669,979

		31,669,979
SERBIA — 0.86%
Serbia International Bond
4.88%, 02/25/20[b]	37,316	39,088,510
7.25%, 09/28/21[b]	53,864	62,482,240

		101,570,750
SLOVAKIA — 0.35%
Slovakia Government International Bond
4.38%, 05/21/22[b]	38,039	41,510,059

		41,510,059
SOUTH AFRICA — 2.16%
Republic of South Africa Government International Bond
4.30%, 10/12/28	47,878	45,484,100
4.67%, 01/17/24	30,316	30,960,215
4.88%, 04/14/26	20,800	21,034,000
5.00%, 10/12/46	23,879	22,356,714
5.38%, 07/24/44	22,023	21,665,126
5.50%, 03/09/20	37,324	39,796,715
5.88%, 05/30/22	19,967	21,913,782
5.88%, 09/16/25	49,063	53,233,355

		256,444,007
SRI LANKA — 1.68%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	23,874	24,978,173
6.20%, 05/11/27[b]	46,800	48,344,751
6.25%, 10/04/20[b]	26,363	28,010,687
6.25%, 07/27/21[b]	20,098	21,429,493

Security	Principal (000s)	Value
6.83%, 07/18/26[b]	$31,114	$33,486,442
6.85%, 11/03/25[b]	39,720	42,897,600

		199,147,146
TRINIDAD AND TOBAGO — 0.25%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26[b]	30,262	30,035,035

		30,035,035
TUNISIA — 0.21%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25[b]	26,018	25,009,803

		25,009,803
TURKEY — 4.48%
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21[b]	10,228	10,355,850
4.49%, 11/25/24[b]	15,200	15,032,800
5.00%, 04/06/23[b]	11,010	11,312,775
Turkey Government International Bond
3.25%, 03/23/23	16,426	15,543,103
4.25%, 04/14/26	18,911	18,201,837
4.88%, 10/09/26	38,404	38,355,995
4.88%, 04/16/43	31,472	28,364,455
5.13%, 03/25/22	15,026	15,758,518
5.63%, 03/30/21	22,394	23,905,595
5.75%, 03/22/24	27,863	29,743,752
5.75%, 05/11/47	15,260	15,173,097
6.00%, 03/25/27	43,324	46,681,610
6.00%, 01/14/41	25,306	26,191,710
6.25%, 09/26/22	21,484	23,578,690
6.63%, 02/17/45	26,799	29,813,887
6.75%, 05/30/40	21,418	24,095,250
6.88%, 03/17/36	25,976	29,482,760
7.00%, 06/05/20	21,882	24,042,847
7.25%, 03/05/38	13,277	15,716,649
7.38%, 02/05/25	32,538	38,069,460
7.50%, 11/07/19	4,576	5,016,440
8.00%, 02/14/34	15,587	19,503,234
11.88%, 01/15/30	17,049	27,299,711

		531,240,025
UKRAINE — 2.85%
Ukraine Government International Bond
7.75%, 09/01/19[b]	2,960	3,071,000
7.75%, 09/01/20[b]	47,512	49,269,944
7.75%, 09/01/21[b]	43,051	44,342,530
7.75%, 09/01/22[b]	42,303	43,254,817
7.75%, 09/01/23[b]	41,398	41,811,980
7.75%, 09/01/24[b]	45,306	45,170,082
7.75%, 09/01/25[b]	36,439	36,038,171
7.75%, 09/01/26[b]	37,075	36,407,650
7.75%, 09/01/27[b]	40,107	39,284,807

		338,650,981
URUGUAY — 2.22%
Uruguay Government International Bond
4.38%, 10/27/27	52,424	56,028,100

387

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2017

Security	Principal (000s)	Value
4.38%, 10/27/27	$2,359	$2,521,231
4.50%, 08/14/24	42,920	46,675,272
5.10%, 06/18/50	114,130	117,553,900
7.63%, 03/21/36	30,108	40,984,515

		263,763,018
VENEZUELA — 0.96%
Venezuela Government International Bond
6.00%, 12/09/20[b]	14,865	5,797,350
7.00%, 03/31/38[b]	13,568	5,257,600
7.65%, 04/21/25[b]	17,093	6,538,072
7.75%, 10/13/19[b]	36,717	15,604,895
8.25%, 10/13/24[b]	10,624	4,063,680
9.00%, 05/07/23[b]	18,245	7,024,325
9.25%, 09/15/27	34,503	14,491,260
9.25%, 05/07/28[b]	26,170	10,075,450
9.38%, 01/13/34	18,170	7,404,275
11.75%, 10/21/26[b]	31,249	13,124,580
11.95%, 08/05/31[b]	33,733	14,083,319
12.75%, 08/23/22[b]	24,056	10,644,824

		114,109,630
VIETNAM — 0.22%
Vietnam Government International Bond
4.80%, 11/19/24[b]	24,812	26,102,224

		26,102,224
ZAMBIA — 0.54%
Zambia Government International Bond
8.50%, 04/14/24[b]	24,855	26,408,438
8.97%, 07/30/27[b]	34,449	37,291,042

		63,699,480

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $9,764,584,129)		9,764,779,437

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.66%

MONEY MARKET FUNDS — 0.66%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[f,g]	78,739	$78,738,615

		78,738,615

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,738,615)		78,738,615

TOTAL INVESTMENTS IN SECURITIES — 98.96%
(Cost: $11,753,521,195)[h]		11,738,090,266
Other Assets, Less Liabilities — 1.04%		123,232,798

NET ASSETS — 100.00%		$11,861,323,064

FRN — Floating Rate Note

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Floating rate security. Rate shown is the rate in effect as of period end.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	The cost of investments for federal income tax purposes was $11,789,363,743. Net unrealized depreciation was $51,273,477, of which $130,542,107 represented gross unrealized appreciation on securities and $181,815,584 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$1,894,572,214	$—	$1,894,572,214
Foreign government obligations	—	9,764,779,437	—	9,764,779,437
Money market funds	78,738,615	—	—	78,738,615

Total	$78,738,615	$11,659,351,651	$—	$11,738,090,266

388

Schedule of Investments  (Unaudited)

iSHARES® TIPS BOND ETF

July 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.69%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/18	$662,692	$660,850,306
0.13%, 04/15/19	1,472,897	1,474,981,655
0.13%, 04/15/20	1,545,215	1,551,019,275
0.13%, 04/15/21	1,893,855	1,897,673,400
0.13%, 01/15/22	762,208	764,380,214
0.13%, 04/15/22	36,441	36,443,543
0.13%, 07/15/22	541,701	544,456,412
0.13%, 01/15/23	964,307	960,975,519
0.13%, 07/15/24	1,638,679	1,619,683,687
0.13%, 07/15/26	1,038,514	1,007,857,223
0.25%, 01/15/25	883,637	873,338,108
0.38%, 07/15/23	321,250	325,198,009
0.38%, 07/15/25	1,217,195	1,215,849,164
0.38%, 07/15/27	119,763	118,580,043
0.63%, 07/15/21	616,146	633,359,939
0.63%, 01/15/24	485,286	495,085,439
0.63%, 01/15/26	1,359,807	1,376,237,013
0.63%, 02/15/43	133,018	122,061,260
0.75%, 02/15/42	714,850	678,448,992
0.75%, 02/15/45	541,466	507,217,925
0.88%, 02/15/47	148,097	143,394,681
1.00%, 02/15/46	310,305	309,368,183
1.13%, 01/15/21	246,076	256,013,593
1.25%, 07/15/20	415,324	433,116,570
1.38%, 01/15/20	269,635	279,646,952
1.38%, 02/15/44	671,308	728,873,578
1.75%, 01/15/28	392,645	439,953,304
1.88%, 07/15/19	33,216	34,610,725
2.00%, 01/15/26	748,359	842,431,925
2.13%, 02/15/40	242,255	300,858,526
2.13%, 02/15/41	2,329	2,906,662
2.38%, 01/15/25	379,061	433,781,560
2.38%, 01/15/27	445,335	521,422,489
2.50%, 01/15/29	512,621	619,781,842
3.38%, 04/15/32	30,233	41,731,760
3.63%, 04/15/28	268,654	352,835,467
3.88%, 04/15/29	357,955	487,743,549

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $23,161,476,056)		23,092,168,492

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[a,b]	110,159	$110,158,506

		110,158,506

TOTAL SHORT-TERM INVESTMENTS
(Cost: $110,158,506)		110,158,506

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $23,271,634,562)[c]		23,202,326,998
Other Assets, Less Liabilities — (0.17)%		(38,633,984)

NET ASSETS — 100.00%		$23,163,693,014

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $23,336,669,047. Net unrealized depreciation was $134,342,049, of which $103,443,151 represented gross unrealized appreciation on securities and $237,785,200 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$23,092,168,492	$—	$23,092,168,492
Money market funds	110,158,506	—	—	110,158,506

Total	$110,158,506	$23,092,168,492	$—	$23,202,326,998

389

Schedule of Investments  (Unaudited)

iSHARES® TREASURY FLOATING RATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.07%
U.S. Treasury Floating Rate Note
FRN, (3 mo.Treasury money market yield + 0.070%)
1.25%, 04/30/19[a]	$10,800	$10,805,659
FRN, (3 mo.Treasury money market yield + 0.140%)
1.32%, 01/31/19[a]	4,083	4,090,414
FRN, (3 mo.Treasury money market yield + 0.168%)
1.35%, 10/31/17[a]	8	8,404
FRN, (3 mo.Treasury money market yield + 0.170%)
1.35%, 10/31/18[a]	3,396	3,403,855
FRN, (3 mo.Treasury money market yield + 0.174%)
1.36%, 07/31/18[a]	313	313,086
FRN, (3 mo.Treasury money market yield + 0.190%)
1.37%, 04/30/18[a]	1,875	1,878,239
FRN, (3 mo.Treasury money market yield + 0.272%)
1.46%, 01/31/18[a]	4,375	4,382,128

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $24,869,195)		24,881,785

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.74%

MONEY MARKET FUNDS — 0.74%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[b,c]	185	$185,300

		185,300

TOTAL SHORT-TERM INVESTMENTS
(Cost: $185,300)		185,300

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $25,054,495)[d]		25,067,085
Other Assets, Less Liabilities — 0.19%		47,502

NET ASSETS — 100.00%		$25,114,587

FRN — Floating Rate Note

[a]	Floating rate security. Rate shown is the rate in effect as of period end.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $25,054,495. Net unrealized appreciation was $12,590, of which $12,590 represented gross unrealized appreciation on securities and $ — represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$24,881,785	$—	$24,881,785
Money market funds	185,300	—	—	185,300

Total	$185,300	$24,881,785	$—	$25,067,085

390

Schedule of Investments  (Unaudited)

iSHARES® U.S. TREASURY BOND ETF

July 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.92%
U.S. Treasury Note/Bond
0.88%, 07/31/19	$95,029	$94,152,928
1.00%, 08/31/19	15,620	15,504,678
1.13%, 03/31/20	2,496	2,475,817
1.25%, 11/30/18	507,630	507,352,326
1.38%, 09/30/18	78,325	78,395,336
1.38%, 02/29/20	11,680	11,659,922
1.38%, 05/31/20	24,619	24,549,771
1.38%, 08/31/20	59,062	58,785,117
1.38%, 09/30/20	7,824	7,781,516
1.38%, 04/30/21	5,981	5,917,685
1.38%, 05/31/21	109,058	107,814,084
1.38%, 06/30/23	44,902	43,381,304
1.38%, 08/31/23	7,664	7,388,571
1.38%, 09/30/23	13,375	12,881,797
1.50%, 01/31/19	9,520	9,546,770
1.50%, 02/28/19	87,464	87,696,104
1.50%, 05/31/19	83,382	83,623,057
1.50%, 11/30/19	72,377	72,543,829
1.50%, 05/31/20	79,970	80,004,387
1.50%, 06/15/20	49,720	49,735,513
1.50%, 03/31/23	13,707	13,379,855
1.50%, 08/15/26	8,520	7,989,204
1.63%, 04/30/19	9,561	9,607,213
1.63%, 06/30/19	43,967	44,193,694
1.63%, 07/31/19	11,706	11,766,356
1.63%, 08/31/19	17,509	17,602,008
1.63%, 11/30/20	68,408	68,488,174
1.63%, 11/15/22	34,086	33,627,952
1.63%, 04/30/23	21,043	20,661,596
1.63%, 05/31/23	27,052	26,538,445
1.63%, 02/15/26	25,980	24,741,897
1.63%, 05/15/26	33,464	31,793,410
1.75%, 09/30/19	47,372	47,747,559
1.75%, 02/28/22	95,794	95,603,178
1.75%, 05/15/22	4,129	4,116,741
1.75%, 09/30/22	15,324	15,230,217
1.75%, 05/15/23	2,161	2,135,338
1.88%, 11/30/21	56,805	57,086,810
1.88%, 08/31/22	93,074	93,160,903
1.88%, 10/31/22	8,023	8,016,108
2.00%, 07/31/20	15,639	15,860,050
2.00%, 11/30/20	110,151	111,631,615
2.00%, 02/28/21	30,305	30,699,511
2.00%, 08/31/21	34,493	34,870,284
2.00%, 11/15/21	9,886	9,992,967
2.00%, 11/30/22	22,955	23,070,570
2.00%, 02/15/25	85,204	84,245,455
2.00%, 08/15/25	170,828	168,292,131
2.13%, 08/31/20	27,935	28,431,489
2.13%, 01/31/21	46,273	47,066,388
2.13%, 06/30/21	83,063	84,435,348
2.13%, 08/15/21	72,547	73,714,571
2.13%, 12/31/21	19,647	19,941,604
2.13%, 06/30/22	27,912	28,285,965
2.13%, 12/31/22	34,326	34,695,563
2.13%, 05/15/25	47,429	47,242,291
2.25%, 03/31/21	15,176	15,501,449

Security	Principal (000s)	Value
2.25%, 04/30/21	$130,845	$133,640,969
2.25%, 12/31/23	1,000	1,012,539
2.25%, 01/31/24	25,889	26,199,461
2.25%, 02/29/24	1,000	1,003,828
2.25%, 11/15/24	122,471	123,418,594
2.25%, 11/15/25	54,910	55,034,526
2.25%, 02/15/27	48,288	48,131,450
2.38%, 12/31/20	34,883	35,783,679
2.38%, 08/15/24	220,322	224,220,801
2.38%, 05/15/27	15,544	15,655,109
2.50%, 08/15/23	13,767	14,166,994
2.50%, 05/15/24	1,000	1,026,641
2.50%, 02/15/45	61,078	56,415,946
2.50%, 02/15/46	22,851	21,042,026
2.50%, 05/15/46	7,065	6,500,627
2.63%, 08/15/20	2,820	2,912,090
2.63%, 11/15/20	114,325	118,142,710
2.75%, 02/15/24	1,000	1,042,617
2.75%, 08/15/42	24,763	24,254,867
2.75%, 11/15/42	6,257	6,121,007
2.88%, 05/15/43	40,286	40,273,531
2.88%, 08/15/45	73,841	73,494,833
2.88%, 11/15/46	68,425	68,018,692
3.00%, 11/15/44	34,082	34,810,230
3.00%, 05/15/45	58,886	60,068,721
3.00%, 11/15/45	16,162	16,478,921
3.00%, 02/15/47	5,164	5,262,737
3.00%, 05/15/47	6,571	6,703,189
3.13%, 05/15/21	3,792	3,995,081
3.13%, 11/15/41	63,098	66,230,795
3.13%, 02/15/42	2,333	2,447,751
3.13%, 02/15/43	6,070	6,350,897
3.13%, 08/15/44	28,862	30,182,101
3.38%, 05/15/44	16,579	18,131,441
3.50%, 05/15/20	115,528	121,931,189
3.63%, 08/15/19	9,840	10,285,870
3.63%, 02/15/21	21,207	22,671,170
3.75%, 11/15/43	13,329	15,514,277
4.25%, 11/15/40	12,090	15,077,076
4.38%, 02/15/38	2,194	2,775,150
4.38%, 05/15/41	41,794	53,129,987
4.50%, 02/15/36	17,855	22,900,430
4.50%, 05/15/38	42,559	54,701,722
4.75%, 02/15/37	3,793	5,021,132
5.00%, 05/15/37	2,338	3,186,804
5.25%, 02/15/29	11,420	14,730,909
5.50%, 08/15/28	4,180	5,459,636
6.25%, 05/15/30	2,423	3,446,575
6.63%, 02/15/27	9,465	13,006,382
6.75%, 08/15/26	15,192	20,822,672
7.13%, 02/15/23	89,248	113,665,845
8.13%, 05/15/21	13,355	16,514,820
8.75%, 08/15/20	5,964	7,238,572
U.S. Treasury STRIPS Coupon
0.00%, 08/15/36	9,770	5,709,510

		4,728,619,550

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,748,657,193)		4,728,619,550

391

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. TREASURY BOND ETF

July 31, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.84%

MONEY MARKET FUNDS — 0.84%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[a,b]	40,305	$40,305,295

		40,305,295

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,305,295)		40,305,295

TOTAL INVESTMENTS IN SECURITIES — 99.76%
(Cost: $4,788,962,488)[c]		4,768,924,845
Other Assets, Less Liabilities — 0.24%		11,557,453

NET ASSETS — 100.00%		$4,780,482,298

STRIPS — Separate Trading of Registered Interest & Principal of Securities

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $4,790,222,618. Net unrealized depreciation was $21,297,773, of which $4,067,597 represented gross unrealized appreciation on securities and $25,365,370 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$4,728,619,550	$—	$4,728,619,550
Money market funds	40,305,295	—	—	40,305,295

Total	$40,305,295	$4,728,619,550	$—	$4,768,924,845

392

Schedule of Investments  (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

July 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.99%

DOMESTIC FIXED INCOME — 9.98%
iShares Agency Bond ETF[a]	17,608	$2,005,375

		2,005,375
INTERNATIONAL FIXED INCOME — 9.98%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a]	17,393	2,004,717

		2,004,717
INVESTMENT GRADE BONDS — 30.13%
iShares 10+ Year Credit Bond ETF[a]	19,491	1,204,349
iShares Intermediate Credit Bond ETF[a]	43,968	4,847,912

		6,052,261
MORTGAGE-BACKED SECURITIES — 29.89%
iShares MBS ETF[a]	56,073	6,004,858

		6,004,858
NON-INVESTMENT GRADE BONDS — 20.01%
iShares iBoxx $ High Yield Corporate Bond ETF[a]	45,221	4,020,599

		4,020,599

TOTAL INVESTMENT COMPANIES
(Cost: $20,000,777)		20,087,810

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[b,c]	470	470

		470

TOTAL SHORT-TERM INVESTMENTS
(Cost: $470)		470

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $20,001,247)[d]		20,088,280
Other Assets, Less Liabilities — 0.01%		2,443

NET ASSETS — 100.00%		$20,090,723

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $20,053,650. Net unrealized appreciation was $34,630, of which $141,006 represented gross unrealized appreciation on securities and $106,376 represented gross unrealized depreciation on securities.

393

Schedule of Investments  (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares 0-5 Year High Yield Corporate Bond ETF	11,960	—	(11,960)	—	$—	$2,707	$(8,068)
iShares 1-3 Year Credit Bond ETF	8,766	1,460	(10,226)	—	—	1,127	(2,744)
iShares 3-7 Year Treasury Bond ETF	—	1,135	(1,135)	—	—	419	1,122
iShares 10+ Year Credit Bond ETF	9,149	14,298	(3,956)	19,491	1,204,349	24,101	805
iShares Agency Bond ETF	13,112	8,731	(4,235)	17,608	2,005,375	21,738	(2,930)
iShares Floating Rate Bond ETF	29,890	4,980	(34,870)	—	—	1,468	(137)
iShares iBoxx $ High Yield Corporate Bond ETF	28,542	26,814	(10,135)	45,221	4,020,599	129,745	70,182
iShares Intermediate Credit Bond ETF	40,678	21,439	(18,149)	43,968	4,847,912	83,279	(14,690)
iShares J.P. Morgan USD Emerging Markets Bond ETF	12,927	8,301	(3,835)	17,393	2,004,717	58,654	4,969
iShares MBS ETF	13,779	52,720	(10,426)	56,073	6,004,858	112,243	217

					$20,087,810	$435,481	$48,726

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$20,087,810	$—	$—	$20,087,810
Money market funds	470	—	—	470

Total	$20,088,280	$—	$—	$20,088,280

394

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small

Martin Small, President (Principal Executive Officer)

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small

Martin Small, President (Principal Executive Officer)

Date: September 29, 2017

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: September 29, 2017